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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2005 to June 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2005

Institutional, Service and Service 2 Classes
ING Investors Trust

• ING AIM Mid Cap Growth Portfolio
• ING Alliance Mid Cap Growth Portfolio
• ING Capital Guardian Managed Global Portfolio
• ING Capital Guardian Small/Mid Cap Portfolio*
• ING Capital Guardian U.S. Equities Portfolio*
• ING Eagle Asset Capital Appreciation Portfolio
• ING Evergreen Health Sciences Portfolio
• ING Evergreen Omega Portfolio
• ING FMRSM Diversified Mid Cap Portfolio
• ING FMRSM Earnings Growth Portfolio
• ING Global Resources Portfolio*
• ING Goldman Sachs TollkeeperSM Portfolio
• ING International Portfolio
• ING Janus Contrarian Portfolio*
• ING Jennison Equity Opportunities Portfolio
• ING JPMorgan Emerging Markets Equity Portfolio*
• ING JPMorgan Small Cap Equity Portfolio
• ING JPMorgan Value Opportunities Portfolio
• ING Julius Baer Foreign Portfolio
• ING Legg Mason Value Portfolio
• ING Limited Maturity Bond Portfolio
• ING Liquid Assets Portfolio	• ING Marsico Growth Portfolio
• ING Marsico International Opportunities Portfolio
• ING Mercury Focus Value Portfolio
• ING Mercury Large Cap Growth Portfolio
• ING MFS Mid Cap Growth Portfolio
• ING MFS Total Return Portfolio
• ING MFS Utilities Portfolio
• ING Oppenheimer Main Street Portfolio®
• ING PIMCO Core Bond Portfolio
• ING PIMCO High Yield Portfolio
• ING Pioneer Fund Portfolio
• ING Pioneer Mid Cap Value Portfolio
• ING Salomon Brothers All Cap Portfolio
• ING Salomon Brothers Investors Portfolio
• ING Stock Index Portfolio
• ING T. Rowe Price Capital Appreciation Portfolio
• ING T. Rowe Price Equity Income Portfolio
• ING UBS U.S. Allocation Portfolio*
• ING Van Kampen Equity Growth Portfolio
• ING Van Kampen Global Franchise Portfolio
• ING Van Kampen Growth and Income Portfolio
• ING Van Kampen Real Estate Portfolio
* Name changed during the period.

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take full advantage of all of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING AIM Mid Cap Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,012.90	0.87%	$4.34
Class S2	1,000.00	1,011.50	1.02	5.09
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.48	0.87%	$4.36
Class S2	1,000.00	1,019.74	1.02	5.11

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Alliance Mid Cap Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$927.60	1.01%	$4.83
Class S2	1,000.00	926.80	1.16	5.54
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,005.69	0.76%	$3.78
Class S	1,000.00	1,020.81	1.01	5.06
Class S2	1,000.00	1,019.04	1.16	5.81

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	May 13, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,065.80	0.76%	$1.05
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,005.69	0.76%	$1.02

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Capital Guardian Managed Global Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$977.60	1.22%	$5.98
Class S2	1,000.00	977.50	1.37	6.72
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.74	1.22%	$6.11
Class S2	1,000.00	1,018.00	1.37	6.85

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Capital Guardian Small/Mid Cap Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$963.50	0.91%	$4.43
Class S2	1,000.00	962.60	1.06	5.16
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.28	0.91%	$4.56
Class S2	1,000.00	1,019.54	1.06	5.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Capital Guardian U.S. Equities Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$985.30	0.99%	$4.87
Class S2	1,000.00	985.20	1.14	5.61
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.89	0.99%	$4.96
Class S2	1,000.00	1,019.14	1.14	5.71

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Eagle Asset Capital Appreciation Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$985.20	0.90%	$4.43
Class S2	1,000.00	984.60	1.05	5.17
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.33	0.90%	$4.51
Class S2	1,000.00	1,019.59	1.05	5.26

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Evergreen Health Sciences Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,012.00	1.02%	$5.09
Class S2	1,000.00	1,011.00	1.17	5.83
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.74	1.02%	$5.11
Class S2	1,000.00	1,018.99	1.17	5.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Evergreen Omega Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$966.80	0.86%	$4.19
Class S2	1,000.00	965.80	1.01	4.92
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.77	0.61%	$3.06
Class S	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,019.79	1.01	5.06

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	May 2, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,055.80	0.61%	$1.01
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.10	0.61%	$0.99

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING FMRSM Diversified Mid Cap Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,027.70	1.01%	$5.08
Class S2	1,000.00	1,027.00	1.16	5.83
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.79	1.01%	$5.06
Class S2	1,000.00	1,019.04	1.16	5.81

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period).

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING FMRSM Earnings Growth Portfolio	April 29, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,026.00	0.71%	$1.24
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.40	0.71%	$1.23

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING FMRSM Earnings Growth Portfolio	May 4, 2005	June 30, 2005	Ratio	June 30, 2005***

Actual Fund Return
Class S	$1,000.00	$1,012.80	0.96%	$1.54
Hypothetical (5% return before expenses, since Class S inception)
Class S	$1,000.00	$1,006.42	0.96%	$1.53

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING FMRSM Earnings Growth Portfolio	June 1, 2005	June 30, 2005	Ratio	June 30, 2005†

Actual Fund Return
Class S2	$1,000.00	$979.00	1.11%	$0.90
Hypothetical (5% return before expenses, since Class S inception)
Class S2	$1,000.00	$1,003.20	1.11%	$0.91

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Global Resources Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,108.60	0.66%	$3.45
Class S	1,000.00	1,106.90	0.91	4.75
Class S2	1,000.00	1,105.90	1.06	5.53
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,019.54	1.06	5.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period).
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).
***	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period since inception).

†	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Goldman Sachs TollkeeperSM Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$959.90	1.40%	$6.80
Class S2	1,000.00	958.40	1.45	7.04
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,017.85	1.40%	$7.00
Class S2	1,000.00	1,017.60	1.45	7.25

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING International Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$962.00	1.26%	$6.13
Class S2	1,000.00	962.00	1.41	6.86
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.55	1.26%	$6.31
Class S2	1,000.00	1,017.80	1.41	7.05

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Janus Contrarian Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,003.60	1.05%	$5.22
Class S2	1,000.00	1,002.70	1.20	5.96
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.59	1.05%	$5.26
Class S2	1,000.00	1,018.84	1.20	6.01

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Jennison Equity Opportunities Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$974.20	0.87%	$4.26
Class S2	1,000.00	974.20	1.02	4.99
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.48	0.87%	$4.36
Class S2	1,000.00	1,019.74	1.02	5.11

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING JPMorgan Emerging Markets Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,061.50	1.51%	$7.72
Class S2	1,000.00	1,059.90	1.66	8.48
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,017.31	1.51%	$7.55
Class S2	1,000.00	1,016.56	1.66	8.30

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING JPMorgan Small Cap Equity Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$995.50	0.90%	$4.45
Class S	1,000.00	994.80	1.15	5.69
Class S2	1,000.00	994.00	1.30	6.43
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,018.35	1.30	6.51

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING JPMorgan Value Opportunities Portfolio	May 4, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,018.70	0.47%	$0.75
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.20	0.47%	$0.75

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING JPMorgan Value Opportunities Portfolio	April 29, 2005	June 30, 2005	Ratio	June 30, 2005***

Actual Fund Return
Class S	$1,000.00	$1,030.80	0.72%	$1.20
Hypothetical (5% return before expenses, since Class S inception)
Class S	$1,000.00	$1,007.04	0.72%	$1.19

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING JPMorgan Value Opportunities Portfolio	May 4, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class S2	$1,000.00	$1,018.70	0.87%	$1.40
Hypothetical (5% return before expenses, since Class S2 inception)
Class S2	$1,000.00	$1,006.56	0.87%	$1.39

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Julius Baer Foreign Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$996.70	0.93%	$4.60
Class S	1,000.00	995.10	1.18	5.84
Class S2	1,000.00	994.30	1.33	6.58
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class S	1,000.00	1,018.94	1.18	5.91
Class S2	1,000.00	1,018.20	1.33	6.66

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 60/365 (to reflect the one-half year period).

***	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 58/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Legg Mason Value Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$980.10	0.80%	$3.93
Class S	1,000.00	979.10	1.05	5.15
Class S2	1,000.00	978.00	1.20	5.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,018.84	1.20	6.01

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Limited Maturity Bond Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,009.00	0.54%	$2.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,022.12	0.54	2.71

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	April 29, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,006.30	0.29%	$0.50
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,008.13	0.29%	$0.50

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Liquid Assets Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,012.40	0.29%	$1.45
Class S	1,000.00	1,011.20	0.54	2.69
Class S2	1,000.00	1,012.40	0.69	3.44
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,022.12	0.54	2.71
Class S2	1,000.00	1,021.37	0.69	3.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Marsico Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,009.60	0.76%	$3.79
Class S	1,000.00	1,009.00	1.01	5.03
Class S2	1,000.00	1,007.60	1.16	5.77
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.03	0.76%	$3.81
Class S	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	1,019.04	1.16	5.81

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Marsico International Opportunities Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,023.00	0.61%	$3.06
Class S	1,000.00	1,022.00	0.86	4.31
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.77	0.61%	$3.06
Class S	1,000.00	1,020.53	0.86	4.31

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Mercury Focus Value Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$989.70	0.80%	$3.95
Class S	1,000.00	988.00	1.05	5.18
Class S2	1,000.00	987.10	1.20	5.91
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Mercury Large Cap Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,015.30	1.05%	$5.25
Class S2	1,000.00	1,014.40	1.20	5.99
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.59	1.05%	$5.26
Class S2	1,000.00	1,018.84	1.20	6.01

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MFS Mid Cap Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$958.90	0.61%	$2.96
Class S	1,000.00	957.80	0.86	4.17
Class S2	1,000.00	956.90	1.01	4.90
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.77	0.61%	$3.06
Class S	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,019.79	1.01	5.06

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MFS Total Return Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,008.50	0.65%	$3.24
Class S	1,000.00	1,008.00	0.90	4.48
Class S2	1,000.00	1,006.90	1.05	5.22
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING MFS Utilities Portfolio	April 29, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,071.00	0.65%	$1.16
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.51	0.65%	$1.13

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	May 2, 2005	June 30, 2005	Ratio	June 30, 2005***

Actual Fund Return
Class S	$1,000.00	$1,062.60	0.90%	$1.53
Hypothetical (5% return before expenses, since Class S inception)
Class S	$1,000.00	$1,006.74	0.90%	$1.48

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Oppenheimer Main Street Portfolio®	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$995.20	0.65%	$3.22
Class S	1,000.00	994.00	0.90	4.45
Class S2	1,000.00	993.40	1.05	5.19
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING PIMCO Core Bond Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,026.60	0.84%	$4.22
Class S2	1,000.00	1,025.70	0.99	4.97
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.63	0.84%	$4.21
Class S2	1,000.00	1,019.89	0.99	4.96

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since inception).

***	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING PIMCO High Yield Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,019.00	0.75%	$3.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,021.08	0.75	3.76

				Expenses Paid
	Beginning	Ending		During the
	Account	Account	Annualized	Period Ended
	Value	Value	Expense	June 30,
	April 29, 2005	June 30, 2005	Ratio	2005**

Actual Fund Return
Class I	$1,000.00	$1,039.90	0.50%	$1.06
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,007.59	0.60%	$1.04

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Pioneer Fund Portfolio	April 29, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,119.30	0.72%	$1.32
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.39	0.72%	$1.25

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Pioneer Fund Portfolio	May 3, 2005	June 30, 2005	Ratio	June 30, 2005***

Actual Fund Return
Class S	$1,000.00	$1,030.80	0.97%	$1.59
Hypothetical (5% return before expenses, since Class S inception)
Class S	$1,000.00	$1,006.51	0.97%	$1.57

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the one-half year period).

***	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Pioneer Mid Cap Value Portfolio	May 2, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Class I	$1,000.00	$1,057.60	0.71%	$1.20
Hypothetical (5% return before expenses, since Class I inception)
Class I	$1,000.00	$1,007.05	0.71%	$1.17

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Pioneer Mid Cap Value Portfolio	April 29, 2005	June 30, 2005	Ratio	June 30, 2005***

Actual Fund Return
Class I	$1,000.00	$1,062.90	0.96%	$1.71
Hypothetical (5% return before expenses, since Class S inception)
Class I	$1,000.00	$1,006.97	0.96%	$1.66

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Salomon Brothers All Cap Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$980.50	0.97%	$4.76
Class S2	1,000.00	980.40	1.12	5.50
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.98	0.97%	$4.86
Class S2	1,000.00	1,019.24	1.12	5.61

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Salomon Brothers Investors Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$996.50	0.75%	$3.71
Class S	1,000.00	995.60	1.00	4.95
Class S2	1,000.00	995.60	1.15	5.69
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since inception).

***	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Stock Index Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$990.80	0.28%	$1.38
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.41	0.28%	$1.40

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING T. Rowe Price Capital Appreciation Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,013.90	0.66%	$3.30
Class S	1,000.00	1,012.70	0.91	4.54
Class S2	1,000.00	1,011.90	1.06	5.29
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,019.54	1.06	5.31

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING T. Rowe Price Equity Income Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$997.10	0.66%	$3.27
Class S	1,000.00	995.60	0.91	4.50
Class S2	1,000.00	995.60	1.06	5.24
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,019.54	1.06	5.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING UBS U.S. Allocation Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,014.70	0.99%	$4.95
Class S2	1,000.00	1,013.70	1.14	5.69
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.89	0.99%	$4.96
Class S2	1,000.00	1,019.14	1.14	5.71

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Van Kampen Equity Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,000.00	0.66%	$3.27
Class S	1,000.00	999.00	0.91	4.51
Class S2	1,000.00	998.10	1.06	5.25
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,019.54	1.06	5.31

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Van Kampen Global Franchise Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,037.20	1.26%	$6.36
Class S2	1,000.00	1,036.50	1.41	7.12
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.55	1.26%	$6.31
Class S2	1,000.00	1,017.80	1.41	7.05

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Van Kampen Growth and Income Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class S	$1,000.00	$1,023.30	0.90%	$4.52
Class S2	1,000.00	1,022.20	1.05	5.26
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.33	0.90%	$4.51
Class S2	1,000.00	1,019.59	1.05	5.26

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Van Kampen Real Estate Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class I	$1,000.00	$1,076.20	0.66%	$3.40
Class S	1,000.00	1,075.00	0.91	4.68
Class S2	1,000.00	1,074.00	1.06	5.45
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,019.54	1.06	5.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING	ING
	AIM	Alliance	Capital Guardian	Capital Guardian	Capital
	Mid Cap	Mid Cap	Managed	Small/Mid	Guardian
	Growth	Growth	Global	Cap	U.S. Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$222,805,089	$522,492,259	$355,813,676	$506,861,461	$624,562,149
Short-term investments**	4,711,704	—	—	—	—
Short-term investments at amortized cost	55,015,815	165,356,500	51,572,201	140,227,017	163,010,081
Cash	703	2,903,949	4,449,084	4,901,067	3,225,950

Receivables:
Investment securities sold	4,579,493	42,704,442	335,710	—	809,586
Fund shares sold	—	160,565	—	—	—
Dividends and interest	51,709	33,322	672,066	526,380	519,883
Brokerage commission recapture	4,221	12,782	1,302	—	4,420
Unrealized appreciation on forward foreign currency contracts	—	—	598,513	—	—

Total assets	287,168,734	733,663,819	413,442,552	652,515,925	792,132,069

LIABILITIES:
Payable for investment securities purchased	5,269,889	4,212,475	790,364	2,007,638	2,377,678
Payable for fund shares redeemed	—	34,388,641	—	—	—
Payable to custodian due to overdraft foreign currencies***	—	—	217,946	—	—
Payable upon receipt of securities loaned	55,015,815	165,356,500	51,572,201	140,227,017	163,010,081
Unrealized depreciation on forward currency contracts	—	—	34,609	—	—
Accrued unified fees	120,254	361,120	290,043	271,655	387,261
Accrued distribution and service fees	47,260	119,194	75,527	105,875	132,226
Payable for trustee fees	739	2,000	1,153	1,738	2,017
Other accrued expenses and liabilities	—	—	467	—	—

Total liabilities	60,453,957	204,439,930	52,982,310	142,613,923	165,909,263

NET ASSETS	$226,714,777	$529,223,889	$360,460,242	$509,902,002	$626,222,806

NET ASSETS WERE COMPRISED OF:
Paid-in capital	331,865,809	515,742,526	342,138,225	659,172,242	534,900,527
Undistributed net investment income (accumulated net investment loss)	721,878	(1,976,531)	2,965,423	1,663,798	4,257,353
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(132,593,079)	26,920,030	(33,852,706)	(178,907,095)	4,478,849
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	26,720,169	(11,462,136)	49,209,300	27,973,057	82,586,077

NET ASSETS	$226,714,777	$529,223,889	$360,460,242	$509,902,002	$626,222,806

+ Including securities loaned at value	$53,077,948	$155,539,435	$49,794,247	$133,118,308	$157,995,233
* Cost of investments in securities	$196,087,563	$533,954,395	$307,175,752	$478,888,404	$541,976,072
** Cost of short-term investments	$4,710,058	$—	$—	$—	$—
*** Cost of foreign currencies overdraft	$—	$—	$(219,694)	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

			ING	ING
	ING	ING	Capital	Capital	ING
	AIM	Alliance	Guardian	Guardian	Capital
	Mid Cap	Mid Cap	Managed	Small/Mid	Guardian
	Growth	Growth	Global	Cap	U.S. Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	n/a	$249,919	n/a	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	15,124	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	$16.52	n/a	n/a	n/a

Class S:
Net assets	$219,971,531	$515,406,975	$355,054,437	$501,618,232	$616,083,989
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,581,377	31,194,532	29,108,289	44,163,776	54,168,505
Net asset value and redemption price per share	$14.12	$16.52	$12.20	$11.36	$11.37

Class S2:
Net assets	$6,743,246	$13,566,995	$5,405,805	$8,283,770	$10,138,817
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	479,815	824,358	445,028	731,389	893,056
Net asset value and redemption price per share	$14.05	$16.46	$12.15	$11.33	$11.35

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING		ING	ING
	Eagle Asset	Evergreen	ING	FMRSM	FMRSM
	Capital	Health	Evergreen	Diversified	Earnings
	Appreciation	Sciences	Omega	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$190,087,524	$62,911,734	$7,433,088	$285,292,746	$10,301,442
Short-term investments**	9,007,432	—	—	—	—
Short-term investments at amortized cost	25,335,520	—	—	42,367,558	—
Cash	1,322	1,455,384	315,561	8,925,006	154,747
Foreign currencies at value***	—	3,708	—	536,985	—

Receivables:
Investment securities sold	5,662,448	936,349	156,549	1,857,478	263,503
Fund shares sold	—	456,057	15,932	—	—
Dividends and interest	168,799	79,269	4,844	126,539	6,937
Brokerage commission recapture	52	—	—	—	—

Total assets	230,263,097	65,842,501	7,925,974	339,106,312	10,726,629

LIABILITIES:
Payable for investment securities purchased	—	11,051	352,730	2,343,155	194,485
Payable for fund shares redeemed	—	10,499	5,788	—	—
Payable upon receipt of securities loaned	25,335,520	—	—	42,367,558	—
Accrued unified fees	113,142	40,125	3,630	179,867	5,387
Accrued administrative service fees	—	—	—	—	869
Accrued distribution and service fees	43,987	13,944	1,599	61,643	34
Payable for trustee fees	648	—	—	828	—
Other accrued expenses and liabilities	—	47	—	—	—

Total liabilities	25,493,297	75,666	363,747	44,953,051	200,775

NET ASSETS	$204,769,800	$65,766,835	$7,562,227	$294,153,261	$10,525,854

NET ASSETS WERE COMPRISED OF:
Paid-in capital	178,906,409	63,378,728	7,452,918	223,642,232	10,270,762
Undistributed net investment income (accumulated net investment loss)	3,375,399	53,925	(7,824)	(328,064)	14,332
Accumulated net realized gain (loss) on investments and foreign currency related transactions	7,881,640	(460,955)	(357,564)	42,764,917	12,123
Net unrealized appreciation on investments and foreign currency related transactions	14,606,352	2,795,137	474,697	28,074,176	228,637

NET ASSETS	$204,769,800	$65,766,835	$7,562,227	$294,153,261	$10,525,854

+ Including securities loaned at value	$24,428,325	$—	$—	$41,060,637	$—
* Cost of investments in securities	$175,480,604	$60,116,047	$6,958,391	$257,229,313	$10,072,805
** Cost of short-term investments	$9,008,000	$—	$—	$—	$—
*** Cost of foreign currencies	$—	$3,708	$—	$525,913	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING		ING	ING
	Eagle Asset	Evergreen	ING	FMRSM	FMRSM
	Capital	Health	Evergreen	Diversified	Earnings
	Appreciation	Sciences	Omega	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	n/a	n/a	$14,172	n/a	$10,264,933
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	n/a	1,388	n/a	1,000,670
Net asset value and redemption price per share	n/a	n/a	$10.21	n/a	$10.26

Class S:
Net assets	$202,302,425	$61,149,179	$6,801,930	$280,142,064	$251,026
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,268,647	6,041,892	667,736	22,240,870	24,480
Net asset value and redemption price per share	$17.95	$10.12	$10.19	$12.60	$10.25

Class S2:
Net assets	$2,467,375	$4,617,656	$746,125	$14,011,197	$9,895
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	137,783	457,074	73,371	1,114,433	964
Net asset value and redemption price per share	$17.91	$10.10	$10.17	$12.57	$10.26

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

					ING
	ING	ING		ING	Jennison
	Global	Goldman Sachs	ING	Janus	Equity
	Resources	TollkeeperSM	International	Contrarian	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$260,318,154	$62,244,677	$185,373,538	$64,911,579	$277,174,551
Short-term investments at amortized cost	—	—	16,014,857	—	83,095,735
Repurchase agreement	—	—	456,000	—	—
Cash	836,926	3,635,239	40,039	87,630	593,364
Foreign currencies at value**	4,652,868	—	285,305	3,374	—

Receivables:
Investment securities sold	6,788,599	679,247	2,483,410	137,760	714,269
Fund shares sold	—	—	72,988	—	—
Dividends and interest	109,073	15,145	449,219	89,136	255,228
Brokerage commission recapture	—	—	—	975	22,277
Unrealized appreciation on forward foreign currency contracts	—	—	—	266,110	—
Reimbursement due from manager	—	18,653	—	—	—

Total assets	272,705,620	66,592,961	205,175,356	65,496,564	361,855,424

LIABILITIES:
Payable for investment securities purchased	6,258,212	1,947,892	2,179,943	—	1,852,294
Payable for fund shares redeemed	—	—	988,089	—	48,385
Payable upon receipt of securities loaned	—	—	16,014,857	—	71,382,735
Unrealized depreciation on forward currency contracts	—	—	—	41,378	—
Accrued unified fees	136,818	70,999	156,196	41,651	155,455
Accrued distribution and service fees	53,804	13,335	40,240	13,517	60,405
Payable for trustee fees	688	203	624	185	1,014

Total liabilities	6,449,522	2,032,429	19,379,949	96,731	73,500,288

NET ASSETS	$266,256,098	$64,560,532	$185,795,407	$65,399,833	$288,355,136

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$211,507,006	$54,737,612	$145,875,386	$51,539,037	$392,416,311
Undistributed net investment income (accumulated net investment loss)	3,416,300	(308,654)	3,890,832	73,494	2,837,977
Accumulated net realized gain (loss) on investments and foreign currency related transactions	36,947,568	7,428,135	22,583,945	950,678	(115,640,802)
Net unrealized appreciation on investments and foreign currency related transactions	14,385,224	2,703,439	13,445,244	12,836,624	8,741,650

NET ASSETS	$266,256,098	$64,560,532	$185,795,407	$65,399,833	$288,355,136

+ Including securities loaned at value	$—	$—	$15,366,311	$—	$68,771,366
* Cost of investments in securities	$245,899,756	$59,541,238	$171,929,469	$52,299,687	$268,432,901
** Cost of foreign currencies	$4,694,563	$—	$286,282	$3,374	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

					ING
	ING	ING		ING	Jennison
	Global	Goldman Sachs	ING	Janus	Equity
	Resources	TollkeeperSM	International	Contrarian	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$4,000,582	n/a	n/a	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	229,312	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	$17.45	n/a	n/a	n/a	n/a

Class S:
Net assets	$247,306,485	$59,729,484	$176,266,363	$62,640,995	$285,162,011
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,219,588	8,320,558	17,833,951	5,666,748	19,838,599
Net asset value and redemption price per share	$17.39	$7.18	$9.88	$11.05	$14.37

Class S2:
Net assets	$14,949,031	$4,831,048	$9,529,044	$2,758,838	$3,193,125
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	861,959	675,516	966,306	250,500	222,898
Net asset value and redemption price per share	$17.34	$7.15	$9.86	$11.01	$14.33

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING
	JPMorgan	ING	ING	ING	ING
	Emerging	JPMorgan	JPMorgan	Julius	Legg
	Markets	Small Cap	Value	Baer	Mason
	Equity	Equity	Opportunities	Foreign	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$194,903,546	$244,232,033	$88,217,826	$557,440,136	$444,942,151
Short-term investments**	26,553,737	40,081,151	—	50,372,282	—
Cash	9,811,536	8,445,421	4,538,841	14,930,483	9,282,683
Foreign currencies at value***	388,375	—	—	—	—

Receivables:
Investment securities sold	—	5,918,416	108,053	13,943,427	794,864
Fund shares sold	75	39,081	—	—	—
Dividends and interest	622,580	231,426	139,055	1,188,585	321,940
Brokerage commission recapture	—	30	—	—	2,213
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,689,410	—

Total assets	232,279,849	298,947,558	93,003,775	640,564,323	455,343,851

LIABILITIES:
Payable for investment securities purchased	—	5,607,676	2,091,038	38,124,008	8,861,602
Payable for fund shares redeemed	350,433	1,193,856	—	—	—
Payable for futures variation margin	—	15,525	—	—	—
Payable to custodian due to overdraft foreign currencies***	—	—	—	748,221	—
Payable upon receipt of securities loaned	26,553,737	40,081,151	—	18,574,314	—
Unrealized depreciation on forward currency contracts	—	—	—	5,326,822	—
Accrued unified fees	203,661	181,130	27,295	420,049	285,033
Accrued administrative service fees	—	—	6,823	—	—
Accrued distribution and service fees	42,070	47,377	16,318	116,470	90,850
Payable for trustee fees	486	773	—	1,245	1,069

Total liabilities	27,150,387	47,127,488	2,141,474	63,311,129	9,238,554

NET ASSETS	$205,129,462	$251,820,070	$90,862,301	$577,253,194	$446,105,297

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$183,695,638	$205,154,385	$88,568,496	$527,922,784	$402,129,380
Undistributed net investment income (accumulated net investment loss)	1,498,744	139,879	200,541	4,819,918	(320,504)
Accumulated net realized gain on investments, foreign currency related transactions and futures	1,862,685	30,068,784	317,167	17,015,250	864,771
Net unrealized appreciation on investments, foreign currency related transactions and futures	18,072,395	16,457,022	1,776,097	27,495,242	43,431,650

NET ASSETS	$205,129,462	$251,820,070	$90,862,301	$577,253,194	$446,105,297

+ Including securities loaned at value	$25,601,204	$38,573,282	$—	$17,825,808	$—
* Cost of investments in securities	$176,840,293	$227,857,583	$86,441,729	$532,764,438	$401,510,585
** Cost of short-term investments	$26,553,737	$40,081,151	$—	$50,374,314	$—
*** Cost of foreign currencies	$379,080	$—	$—	$(744,244)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING
	JPMorgan	ING	ING	ING	ING
	Emerging	JPMorgan	JPMorgan	Julius	Legg
	Markets	Small Cap	Value	Baer	Mason
	Equity	Equity	Opportunities	Foreign	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	n/a	$42,873,033	$4,982,225	$4,147,788	$8,733,637
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	3,215,097	480,832	340,875	888,496
Net asset value and redemption price per share	n/a	$13.33	$10.36	$12.17	$9.83

Class S:
Net assets	$193,843,884	$168,509,548	$85,693,411	$545,067,027	$417,936,562
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,775,239	12,672,010	8,274,549	44,817,766	42,561,542
Net asset value and redemption price per share	$11.56	$13.30	$10.36	$12.16	$9.82

Class S2:
Net assets	$11,285,578	$39,935,522	$186,665	$28,038,379	$19,330,861
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	981,301	3,017,151	18,024	2,307,324	1,972,745
Net asset value and redemption price per share	$11.50	$13.24	$10.36	$12.15	$9.80

Class ADV:
Net assets	n/a	$501,967	n/a	n/a	$104,237
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	37,884	n/a	n/a	10,617
Net asset value and redemption price per share	n/a	$13.25	n/a	n/a	$9.82

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING			ING	ING
	Limited	ING	ING	Marsico	Mercury
	Maturity	Liquid	Marsico	International	Focus
	Bond	Assets	Growth	Opportunities	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$333,598,859	$—	$887,170,553	$15,127,615	$80,320,531
Short-term investments**	84,777,124	810,874,533	176,897,856	—	14,539,594
Repurchase agreement	4,315,000	80,616,000	—	—	—
Cash	3,160	26,204	5,018,568	594,655	10,695,661
Foreign currencies at value***	—	—	—	142,698	—

Receivables:
Investment securities sold	555	—	—	219,893	16,326
Fund shares sold	—	—	53,872	1,237,716	—
Dividends and interest	3,150,652	2,110,679	970,190	14,125	70,552
Brokerage commission recapture	—	—	6,940	—	—

Total assets	425,845,350	893,627,416	1,070,117,979	17,336,702	105,642,664

LIABILITIES:
Payable for investment securities purchased	1,903,416	—	6,168,094	74,931	6,241,521
Payable for fund shares redeemed	—	—	3,382,691	943	—
Payable upon receipt of securities loaned	84,777,124	1,020,182	173,998,041	—	14,539,594
Income distribution payable	—	1,905,806	—	—	—
Accrued unified fees	78,528	199,002	567,817	7,350	56,065
Accrued administrative service fees	—	—	—	1,361	—
Accrued distribution and service fees	70,377	153,157	186,259	1,275	9,102
Payable for trustee fees	1,076	30,917	3,013	—	281

Total liabilities	86,830,521	3,309,064	184,305,915	85,860	20,846,563

NET ASSETS	$339,014,829	$890,318,352	$885,812,064	$17,250,842	$84,796,101

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$317,385,373	$890,479,429	$1,489,748,718	$16,981,491	$83,069,176
Undistributed net investment income	22,063,242	—	1,159,055	53,983	320,720
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(640,461)	(161,077)	(828,376,136)	12,416	73,190
Net unrealized appreciation on investments and foreign currency related transactions	206,675	—	223,280,427	202,952	1,333,015

NET ASSETS	$339,014,829	$890,318,352	$885,812,064	$17,250,842	$84,796,101

+ Including securities loaned at value	$83,011,599	$999,880	$169,110,119	$—	$14,081,234
* Cost of investments in securities	$333,392,184	$—	$663,889,941	$14,923,616	$78,987,516
** Cost of short-term investments	$84,777,124	$810,874,533	$176,898,041	$—	$14,539,594
*** Cost of foreign currencies	$—	$—	$—	$143,481	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING			ING	ING
	Limited	ING	ING	Marsico	Mercury
	Maturity	Liquid	Marsico	International	Focus
	Bond	Assets	Growth	Opportunities	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$57,783	$131,318,163	$7,467,942	$10,367,400	$42,409,516
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,154	131,316,854	507,661	1,013,740	3,663,290
Net asset value and redemption price per share	$11.21	$1.00	$14.71	$10.23	$11.58

Class S:
Net assets	$338,957,046	$741,602,786	$856,714,310	$6,883,442	$39,789,673
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,262,461	741,769,722	58,532,729	673,542	3,443,725
Net asset value and redemption price per share	$11.20	$1.00	$14.64	$10.22	$11.55

Class S2:
Net assets	n/a	$17,397,403	$17,799,058	n/a	$2,596,912
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	17,398,967	1,220,696	n/a	225,432
Net asset value and redemption price per share	n/a	$1.00	$14.58	n/a	$11.52

Class ADV:
Net assets	n/a	n/a	$3,830,754	n/a	n/a
Shares authorized	unlimited	n/a	unlimited	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	n/a	262,918	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	$14.57	n/a	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING		ING
	Mercury	MFS	MFS	ING	Oppenheimer
	Large Cap	Mid Cap	Total	MFS	Main
	Growth	Growth	Return	Utilities	Street
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio®

ASSETS:
Investments in securities at value+*	$24,122,712	$659,690,846	$1,542,413,214	$50,639,657	$574,212,283
Short-term investments**	—	190,154,870	431,278,565	4,742,664	69,871,465
Cash	162,776	21,734	24,540	—	7,485,403
Foreign currencies at value***	—	—	32,500	9,889	3,999

Receivables:
Investment securities sold	565,538	—	1,632,143	713,631	1,363,996
Fund shares sold	—	—	—	20	63,268
Dividends and interest	6,472	157,637	7,682,484	106,115	734,771
Brokerage commission recapture	—	20,302	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	34,822	—

Total assets	24,857,498	850,045,389	1,983,063,446	56,246,798	653,735,185

LIABILITIES:
Payable for investment securities purchased	680,868	—	8,111,597	1,968,423	573,280
Payable for fund shares redeemed	—	—	—	—	269,553
Payable upon receipt of securities loaned	—	182,603,577	405,322,310	—	69,871,465
Unrealized depreciation on forward currency contracts	—	—	—	2,396	—
Accrued unified fees	16,127	350,012	820,038	16,924	306,327
Accrued administration fees	—	—	—	2,821	—
Accrued distribution and service fees	5,400	138,330	327,280	4,848	120,793
Payable to custodian due to bank overdraft	—	—	—	1,507,930	—
Payable for trustee fees	58	2,349	4,743	—	1,899
Other accrued expenses and liabilities	—	—	340	—	—

Total liabilities	702,453	183,094,268	414,586,308	3,503,342	71,143,317

NET ASSETS	$24,155,045	$666,951,121	$1,568,477,138	$52,743,456	$582,591,868

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$21,404,380	$1,526,123,650	$1,324,901,709	$50,867,877	$814,213,739
Undistributed net investment income (accumulated net investment loss)	(36,555)	(1,342,599)	52,450,779	142,918	8,542,187
Accumulated net realized gain (loss) on investments and foreign currency related transactions	599,691	(944,118,220)	77,374,017	155,680	(262,433,810)
Net unrealized appreciation on investments and foreign currency related transactions	2,187,529	86,288,290	113,750,633	1,576,981	22,269,752

NET ASSETS	$24,155,045	$666,951,121	$1,568,477,138	$52,743,456	$582,591,868

+ Including securities loaned at value	$—	$177,302,193	$394,401,877	$—	$67,788,039
* Cost of investments in securities	$21,935,183	$573,401,965	$1,428,664,846	$49,097,027	$552,056,882
** Cost of short-term investments	$—	$190,155,577	$431,280,943	$4,743,000	$69,871,465
*** Cost of foreign currencies	$—	$—	$32,093	$13,340	$3,999

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING	ING		ING
	Mercury	MFS	MFS	ING	Oppenheimer
	Large Cap	Mid Cap	Total	MFS	Main
	Growth	Growth	Return	Utilities	Street
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio®

Class I:
Net assets	n/a	$7,348,616	$12,900,673	$10,999,199	$1,052,991
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	656,307	679,941	1,027,158	63,545
Net asset value and redemption price per share	n/a	$11.20	$18.97	$10.71	$16.57

Class S:
Net assets	$21,633,934	$642,443,815	$1,505,382,096	$41,744,257	$578,096,400
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,034,172	57,719,347	79,537,384	3,899,659	34,935,242
Net asset value and redemption price per share	$10.64	$11.13	$18.93	$10.70	$16.55

Class S2:
Net assets	$2,223,870	$17,158,690	$44,970,366	n/a	$3,442,477
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	210,031	1,547,267	2,387,590	n/a	208,535
Net asset value and redemption price per share	$10.59	$11.09	$18.84	n/a	$16.51

Class ADV:
Net assets	$297,241	n/a	$5,224,003	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	n/a	$0.001	n/a	$0.001
Shares outstanding	28,077	n/a	278,178	n/a	n/a
Net asset value and redemption price per share	$10.59	n/a	$18.78	n/a	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING		ING	ING
	PIMCO	PIMCO	ING	Pioneer	Salomon
	Core	High	Pioneer	Mid Cap	Brothers
	Bond	Yield	Fund	Value	All Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,065,032,914	$669,308,412	$4,150,580	$94,006,808	$371,323,533
Short-term investments**	349,240,026	215,978,311	—	—	120,996,913
Cash	6,742,068	5,947,579	65,918	28,819,871	—
Foreign currencies at value***	17,402,732	3,077,501	710	—	39,708

Receivables:
Investment securities sold	136,515,294	10,693,756	—	206,182	67,875
Fund shares sold	19,241,821	—	—	2,701,577	137
Dividends and interest	7,764,304	13,088,048	4,803	98,291	553,147
Variation margin	392,983	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	91,872	114,229	—	—	—
Unfront payments made on swap agreements	829,290	—	—	—	—
Unrealized appreciation on swap agreements	238,739	95,372	—	—	—

Total assets	1,603,492,043	918,303,208	4,222,011	125,832,729	492,981,313

LIABILITIES:
Payable for investment securities purchased	284,031,077	21,692,845	24,951	598,818	943,917
Payable for fund shares redeemed	435,644	—	—	22,550,506	1,111,265
Payable for futures variation margin	94,873	—	—	—	—
Payable upon receipt of securities loaned	211,778,782	203,790,356	—	—	86,199,378
Securities sold short^	138,235,283	—	—	—	—
Unrealized depreciation on forward currency contracts	44,079	—	—	—	—
Income distribution payable	—	3,945,383	—	—	—
Accrued unified fees	441,148	275,478	2,270	65,719	248,970
Accrued administration fees	—	—	—	—	—
Accrued service fees	189,314	140,545	211	21,565	83,764
Accrued distribution and service fees	193,392	140,545	211	21,565	85,893
Payable to custodian due to bank overdraft	—	—	—	—	17,900
Payable for trustee fees	2,686	2,485	—	—	1,747
Options written†	418,484	—	—	—	—
Upfront payments received on swap agreements	5,076,767	84,149	—	—	—
Unrealized depreciation on swap agreements	2,433,327	40,990	—	—	—

Total liabilities	643,185,542	229,972,231	27,432	23,236,608	88,609,070

NET ASSETS	$960,306,501	$688,330,977	$4,194,579	$102,596,121	$404,372,243

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$900,278,068	$667,064,994	$4,126,748	$97,263,232	$371,531,669
Undistributed net investment income (distributions in excess of net investment income)	43,910,947	(407,898)	7,002	73,996	3,783,633
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	10,647,572	6,056,020	(720)	928,689	(9,556,255)
Net unrealized appreciation on investments foreign currency related transactions, futures, options and swaps	5,469,914	15,617,861	61,549	4,330,204	38,613,196

NET ASSETS	$960,306,501	$688,330,977	$4,194,579	$102,596,121	$404,372,243

+ Including securities loaned at value	$207,455,551	$197,420,635	$—	$—	$82,950,597
* Cost of investments in securities	$1,058,037,523	$653,845,619	$4,089,148	$89,676,604	$332,707,872
** Cost of short-term investments	$349,251,733	$215,981,235	$—	$—	$120,996,913
*** Cost of foreign currencies	$17,668,613	$3,085,154	$717	$—	$39,708
^ Securities sold short proceeds	$137,567,286	$—	$—	$—	$—
† Premium received for options written	$1,755,022	$—	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING		ING	ING
	PIMCO	PIMCO	ING	Pioneer	Salomon
	Core	High	Pioneer	Mid Cap	Brothers
	Bond	Yield	Fund	Value	All Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	n/a	$38,203	$2,636,888	$589,072	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	3,691	254,363	55,322	n/a
Net asset value and redemption price per share	n/a	$10.35	$10.37	$10.65	n/a

Class S:
Net assets	$926,775,301	$688,292,774	$1,557,691	$102,007,049	$386,858,433
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	82,696,003	66,500,905	150,232	9,586,781	30,844,417
Net asset value and redemption price per share	$11.21	$10.35	$10.37	$10.64	$12.54

Class S2:
Net assets	$33,531,200	n/a	n/a	n/a	$17,513,810
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,000,284	n/a	n/a	n/a	1,399,996
Net asset value and redemption price per share	$11.18	n/a	n/a	n/a	$12.51

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	Salomon	ING	T. Rowe Price	T. Rowe Price	ING
	Brothers	Stock	Capital	Equity	UBS U.S.
	Investors	Index	Appreciation	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$168,623,360	$347,924,759	$2,002,427,778	$1,044,301,940	$107,353,603
Short-term investments**	4,094,710	49,556,841	392,489,020	167,510,884	47,426,461
Repurchase agreement	—	29,544,000	—	—	—
Cash	105,696	383	248,100,067	47,112,533	5,909,378
Cash collateral for futures	—	1,638,000	—	—	—

Receivables:
Investment securities sold	830,781	26,676	245,134	524,867	379,772
Fund shares sold	—	—	1,682,564	1,973,978	—
Dividends and interest	345,309	420,649	4,338,771	1,728,627	330,132
Brokerage commission recapture	—	—	6,800	416	677
Reimbursement due from manager	—	—	—	18,151	—

Total assets	173,999,856	429,111,308	2,649,290,134	1,263,171,396	161,400,023

LIABILITIES:
Payable for investment securities purchased	508,540	—	235,000	203,219	2,923,395
Payable for fund shares redeemed	—	—	164,672	333,930	—
Payable for futures variation margin	—	192,400	—	—	—
Payable upon receipt of securities loaned	—	49,556,841	392,489,020	167,510,884	47,426,461
Accrued unified fees	105,521	85,170	1,195,502	581,734	67,921
Accrued distribution and service fees	35,501	—	465,867	227,523	23,158
Payable for trustee fees	684	1,123	6,515	3,252	335

Total liabilities	650,246	49,835,534	394,556,576	168,860,542	50,441,270

NET ASSETS	$173,349,610	$379,275,774	$2,254,733,558	$1,094,310,854	$110,958,753

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$161,116,910	$359,673,446	$1,689,845,436	$945,335,320	$102,582,743
Undistributed net investment income	3,391,426	2,979,993	45,404,390	20,263,027	2,208,084
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(2,443,215)	1,592,645	127,896,797	42,816,485	(3,907,963)
Net unrealized appreciation on investments, foreign currency related transactions and futures	11,284,489	15,029,690	391,586,935	85,896,022	10,075,889

NET ASSETS	$173,349,610	$379,275,774	$2,254,733,558	$1,094,310,854	$110,958,753

+ Including securities loaned at value	$—	$47,979,279	$380,826,668	$161,520,741	$23,290,533
* Cost of investments in securities	$157,339,203	$332,683,670	$1,610,840,843	$958,405,918	$97,277,714
** Cost of short-term investments	$4,095,000	$49,556,841	$392,489,020	$167,510,884	$47,426,461

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING		ING	ING
	Salomon	ING	T. Rowe Price	T. Rowe Price	ING
	Brothers	Stock	Capital	Equity	UBS U.S.
	Investors	Index	Appreciation	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$1,416,226	$379,275,774	$66,245,838	$18,997,182	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	123,549	35,132,404	2,664,649	1,384,336	n/a
Net asset value and redemption price per share	$11.46	$10.80	$24.86	$13.72	n/a

Class S:
Net assets	$169,519,671	n/a	$2,081,041,500	$1,035,177,745	$106,746,587
Shares authorized	unlimited	n/a	unlimited	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001	$0.001
Shares outstanding	14,825,875	n/a	83,888,541	75,643,557	11,042,881
Net asset value and redemption price per share	$11.43	n/a	$24.81	$13.68	$9.67

Class S2:
Net assets	$2,413,713	n/a	$74,401,184	$29,305,565	$4,212,166
Shares authorized	unlimited	n/a	unlimited	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001	$0.001
Shares outstanding	211,399	n/a	3,008,637	2,148,798	436,992
Net asset value and redemption price per share	$11.42	n/a	$24.73	$13.64	$9.64

Class ADV:
Net assets	n/a	n/a	$33,045,036	$10,830,362	n/a
Shares authorized	unlimited	n/a	unlimited	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	n/a	1,341,714	796,402	n/a
Net asset value and redemption price per share	n/a	n/a	$24.63	$13.60	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Van Kampen	Van Kampen
	Equity	Global	Growth and	Real
	Growth	Franchise	Income	Estate
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$92,962,147	$223,328,313	$841,647,660	$842,496,935
Short-term investments**	23,702,229	8,312,483	136,422,442	28,100,835
Cash	115,558	19,691,580	2,413	11,245,796
Foreign currencies at value***	—	4,152,924	—	47,616

Receivables:
Investment securities sold	2,257,938	9,626,005	1,491,483	—
Fund shares sold	—	—	—	411,827
Dividends and interest	32,546	650,146	1,626,473	3,047,024
Brokerage commission recapture	—	—	7,538	—

Total assets	119,070,418	265,761,451	981,198,009	885,350,033

LIABILITIES:
Payable for investment securities purchased	1,339,674	24,588,255	2,350,692	4,074,209
Payable for fund shares redeemed	—	—	—	9,927,821
Payable upon receipt of securities loaned	23,702,229	8,312,483	108,908,429	2,602,464
Accrued unified fees	50,572	189,465	467,647	451,933
Accrued distribution and service fees	12,720	53,808	188,205	175,802
Payable for trustee fees	297	447	2,754	1,746

Total liabilities	25,105,492	33,144,458	111,917,727	17,233,975

NET ASSETS	$93,964,926	$232,616,993	$869,280,282	$868,116,058

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$85,785,922	$199,407,602	$700,717,014	$595,330,239
Undistributed net investment income	347,521	3,335,631	16,309,163	21,583,348
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(165,236)	3,685,919	29,974,392	43,821,247
Net unrealized appreciation on investments and foreign currency related transactions	7,996,719	26,187,841	122,279,713	207,381,224

NET ASSETS	$93,964,926	$232,616,993	$869,280,282	$868,116,058

+ Including securities loaned at value	$23,078,383	$7,930,672	$106,039,784	$2,550,908
* Cost of investments in securities	$84,965,428	$199,219,141	$719,528,471	$635,114,082
** Cost of short-term investments	$23,702,229	$8,312,483	$136,424,429	$28,102,464
*** Cost of foreign currencies	$—	$2,088,513	$—	$47,616

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Van Kampen	Van Kampen
	Equity	Global	Growth and	Real
	Growth	Franchise	Income	Estate
	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$39,050,882	n/a	n/a	$8,003,569
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,782,757	n/a	n/a	268,632
Net asset value and redemption price per share	$10.32	n/a	n/a	$29.79

Class S:
Net assets	$44,250,623	$179,356,251	$808,838,284	$836,182,549
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,297,828	13,694,376	31,811,650	28,177,156
Net asset value and redemption price per share	$10.30	$13.10	$25.43	$29.68

Class S2:
Net assets	$10,663,421	$53,260,742	$59,859,943	$23,929,940
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,038,858	4,080,492	2,361,818	807,886
Net asset value and redemption price per share	$10.26	$13.05	$25.34	$29.62

Class ADV:
Net assets	n/a	n/a	$582,055	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	23,041	n/a
Net asset value and redemption price per share	n/a	n/a	$25.26	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING	ING
	AIM	Alliance	Capital Guardian	Capital Guardian	Capital
	Mid Cap	Mid Cap	Managed	Small/Mid	Guardian
	Growth	Growth	Global	Cap	U.S. Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$506,198	$334,599	$4,027,679	$2,407,887	$4,565,309
Interest	91,536	25,908	242,760	39,258	43,712
Securities lending income	18,539	653,792	14,442	622,681	35,899

Total investment income	616,273	1,014,299	4,284,881	3,069,826	4,644,920

EXPENSES:
Unified fees	736,987	2,271,413	1,787,733	1,670,791	2,357,382

Distribution and service fees:
Class S	275,319	723,719	456,013	632,491	785,329
Class S2	12,654	25,021	9,826	15,347	19,707
Trustee fees	12,059	30,145	19,811	28,638	34,609
Miscellaneous expense	109	701	—	708	—

Total expenses	1,037,128	3,050,999	2,273,383	2,347,975	3,197,027
Brokerage commission recapture	(42,010)	(60,169)	(7,149)	—	(16,817)

Net expenses	995,118	2,990,830	2,266,234	2,347,975	3,180,210

Net investment income (loss)	(378,845)	(1,976,531)	2,018,647	721,851	1,464,710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	7,960,985	46,035,353	8,325,152	18,177,995	21,040,789
Foreign currency related transactions	(2,910)	—	630,228	—	—

Net realized gain on investments and foreign currency related transactions	7,958,075	46,035,353	8,955,380	18,177,995	21,040,789

Net change in unrealized appreciation or depreciation on:
Investments	(5,240,129)	(98,943,543)	(20,307,894)	(41,383,940)	(32,336,841)
Foreign currency related transactions	996	—	649,818	—	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,239,133)	(98,943,543)	(19,658,076)	(41,383,940)	(32,336,841)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	2,718,942	(52,908,190)	(10,702,696)	(23,205,945)	(11,296,052)

Increase (decrease) in net assets resulting from operations	$2,340,097	$(54,884,721)	$(8,684,049)	$(22,484,094)	$(9,831,342)

* Foreign taxes	$2,340	$—	$372,938	$11,720	$88,709

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING		ING	ING
	Eagle Asset	Evergreen	ING	FMRSM	FMRSM
	Capital	Health	Evergreen	Diversified	Earnings
	Appreciation	Sciences	Omega	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	Six Months	Six Months	Six Months	April 28,
	Ended	Ended	Ended	Ended	2005(1)
	June 30,	June 30,	June 30,	June 30,	to June 30,
	2005	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,614,930	281,456	18,504	1,049,164	25,302
Interest	187,834	20,927	1,353	141,155	1,804
Securities lending income	18,188	—	—	52,168	—

Total investment income	1,820,952	302,383	19,857	1,242,487	27,106

EXPENSES:
Unified fees	696,199	179,647	19,157	1,037,015	10,963

Distribution and service fees:
Class S	264,870	54,964	7,348	331,185	40
Class S2	4,289	7,869	1,008	23,177	4
Administrative service fees	—	—	—	—	1,767
Trustee fees	11,844	1,067	168	11,570	—
Miscellaneous expense	—	4,181	—	—	—

Total expenses	977,202	247,728	27,681	1,402,947	12,774
Brokerage commission recapture	(11,823)	—	—	—	—

Net expenses	965,379	247,728	27,681	1,402,947	12,774

Net investment income (loss)	855,573	54,655	(7,824)	(160,460)	14,332

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	9,891,392	684,272	(154,324)	20,797,324	12,123
Foreign currency related transactions	—	(6,439)	—	19,359	—

Net realized gain (loss) on investments and foreign currency related transactions	9,891,392	677,833	(154,324)	20,816,683	12,123

Net change in unrealized appreciation or depreciation on:
Investments	(14,106,477)	541,732	(25,896)	(13,488,571)	228,637
Foreign currency related transactions	—	(555)	—	(19,904)	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(14,106,477)	541,177	(25,896)	(13,508,475)	228,637

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(4,215,085)	1,219,010	(180,220)	7,308,208	240,760

Increase (decrease) in net assets resulting

from operations	$(3,359,512)	$1,273,665	$(188,044)	$7,147,748	$255,092

* Foreign taxes	$20,876	$21,702	$160	$61,964	$—

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

					ING
	ING	ING		ING	Jennison
	Global	Goldman Sachs	ING	Janus	Equity
	Resources	TollkeeperSM	International	Contrarian	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,423,645	$112,352	$3,294,080	$426,417	$1,985,524
Interest	177,378	6,831	257,119	6,446	222,374
Securities lending income	—	—	29,079	18,808	73,854

Total investment income	2,601,023	119,183	3,580,278	451,671	2,281,752

EXPENSES:
Unified fees	762,345	424,909	998,241	252,421	973,302

Distribution and service fees:
Class S	273,806	73,135	237,650	76,566	370,028
Class S2	24,641	8,882	19,056	4,883	6,410
Trustee fees	10,230	3,416	10,540	3,130	16,979
Miscellaneous expense	—	—	596	816	—

Total expenses	1,071,022	510,342	1,266,083	337,816	1,366,719
Brokerage commission recapture	—	—	—	(1,008)	(60,946)
Reimbursement of unified fee	—	(66,328)	—	—	—

Net expenses	1,071,022	444,014	1,266,083	336,808	1,305,773

Net investment income (loss)	1,530,001	(324,831)	2,314,195	114,863	975,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	23,940,964	5,293,403	13,048,610	3,738,000	19,935,842
Foreign currency related transactions	(938,140)	—	(178,630)	(128,124)	1,606

Net realized gain on investments and foreign currency related transactions	23,002,824	5,293,403	12,869,980	3,609,876	19,937,448

Net change in unrealized appreciation or depreciation on:
Investments	(3,163,226)	(7,955,828)	(22,867,369)	(4,191,687)	(29,402,997)
Foreign currency related transactions	(39,511)	—	(50,336)	621,703	(16)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(3,202,737)	(7,955,828)	(22,917,705)	(3,569,984)	(29,403,013)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	19,800,087	(2,662,425)	(10,047,725)	39,892	(9,465,565)

Increase (decrease) in net assets resulting from operations	$21,330,088	$(2,987,256)	$(7,733,530)	$154,755	$(8,489,586)

* Foreign taxes	$210,598	$—	$376,369	$9,479	$26,886

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED JUNE 30, 2005 (UNAUDITED)

	ING
	JPMorgan	ING	ING	ING	ING
	Emerging	JPMorgan	JPMorgan	Julius	Legg
	Markets	Small Cap	Value	Baer	Mason
	Equity	Equity	Opportunities	Foreign	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	Six Months	April 29,	Six Months	Six Months
	Ended	Ended	2005(1)	Ended	Ended
	June 30,	June 30,	to June 30,	June 30,	June 30,
	2005	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,615,820	$1,218,890	$276,982	$7,784,361	$1,620,414
Interest	45,505	38,751	17,008	517,098	41,923
Securities lending income	66,640	86,304	—	27,879	—

Total investment income	2,727,965	1,343,945	293,990	8,329,338	1,662,337

EXPENSES:
Unified fees	1,145,986	1,012,645	50,279	2,279,247	1,489,753

Distribution and service fees:
Class S	217,890	192,512	30,549	579,802	442,166
Class S2	18,090	69,348	51	48,002	31,493
Class ADV	—	799	—	—	61
Administrative service fees	—	—	12,570	—	—
Trustee fees	7,295	9,615	—	14,044	15,347

Total expenses	1,389,261	1,284,919	93,449	2,921,095	1,978,820
Brokerage commission recapture	—	(2,479)	—	—	—
Reimbursement of unified fee	—	(4,807)	—	—	—

Net expenses	1,389,261	1,277,633	93,449	2,921,095	1,978,820

Net investment income (loss)	1,338,704	66,312	200,541	5,408,243	(316,483)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	14,285,287	5,832,720	317,167	14,984,152	189,264
Foreign currency related transactions	(294,239)	—	—	(1,107,199)	(3,095)
Futures	—	(171,045)	—	—	—

Net realized gain on investments, foreign currency related transactions and futures	13,991,048	5,661,675	317,167	13,876,953	186,169

Net change in unrealized appreciation or depreciation on:
Investments	(4,371,058)	(6,354,867)	1,776,097	(24,909,007)	(4,035,524)
Foreign currency related transactions	(286,995)	—	—	2,401,893	(3,557)
Futures	—	39,218	—	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(4,658,053)	(6,315,649)	1,776,097	(22,507,114)	(4,039,081)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	9,332,995	(653,974)	2,093,264	(8,630,161)	(3,852,912)

Increase (decrease) in net assets resulting from operations	$10,671,699	$(587,662)	$2,293,805	$(3,221,918)	$(4,169,395)

* Foreign taxes	$347,421	$2,570	$—	$1,217,289	$—
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED JUNE 30, 2005 (UNAUDITED)

	ING			ING	ING
	Limited	ING	ING	Marsico	Mercury
	Maturity	Liquid	Marsico	International	Focus
	Bond	Assets	Growth	Opportunities	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	Six Months	Six Months	April 29,	Six Months
	Ended	Ended	Ended	2005(1)	Ended
	June 29,	June 30,	June 30,	to June 30,	June 30,
	2005	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$55,412	$—	$5,099,451	$58,558	$829,614
Interest	6,942,775	12,245,199	271,520	12,936	35,712
Securities lending income	129,979	2,743	17,296	—	462

Total investment income	7,128,166	12,247,942	5,388,267	71,494	865,788

EXPENSES:
Unified fees	501,463	1,221,966	3,326,295	13,263	454,689

Distribution and service fees:
Class S	450,912	913,385	1,052,269	1,792	84,069
Class S2	—	26,336	31,907	—	4,882
Class ADV	—	—	9,239	—	—
Administrative service fees	—	—	—	2,456	—
Trustee fees	23,157	45,567	46,228	—	4,962
Miscellaneous expense	284	—	—	—	—

Total expenses	975,816	2,207,254	4,465,938	17,511	548,602
Brokerage commission recapture	—	—	(91,245)	—	—
Reimbursement of unified fee	—	—	—	—	(3,534)

Net expenses	975,816	2,207,254	4,374,693	17,511	545,068

Net investment income	6,152,350	10,040,688	1,013,574	53,983	320,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	(1,156,116)	7,841	29,223,560	17,157	411,885
Foreign currency related transactions	—	—	(2,652)	(4,741)	—

Net realized gain (loss) on investments and foreign currency related transactions	(1,156,116)	7,841	29,220,908	12,416	411,885

Net change in unrealized appreciation or depreciation on:
Investments	(2,010,557)	—	(23,365,642)	203,999	(5,320,590)
Foreign currency related transactions	—	—	—	(1,047)	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,010,557)	—	(23,365,642)	202,952	(5,320,590)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(3,166,673)	7,841	5,855,266	215,368	(4,908,705)

Increase (decrease) in net assets resulting from operations	$2,985,677	$10,048,529	$6,868,840	$269,351	$(4,587,985)

* Foreign taxes	$238	$—	$156,476	$6,962	$7,047

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING		ING
	Mercury	MFS	MFS	ING	Oppenheimer
	Large Cap	Mid Cap	Total	MFS	Main
	Growth	Growth	Return	Utilities	Street
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	Six Months	Six Months	April 29,	Six Months
	Ended	Ended	Ended	2005(1)	Ended
	June 30,	June 30,	June 30,	to June 30,	June 30,
	2005	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$76,801	$1,462,033	$9,393,817	$134,121	$5,583,953
Interest	546	96,509	15,242,439	45,063	163,116
Securities lending income	—	66,430	237,427	—	32,935

Total investment income	77,347	1,624,972	24,873,683	179,184	5,780,004

EXPENSES:
Unified fees	85,315	2,193,869	4,842,405	25,701	1,876,488

Distribution and service fees:
Class S	23,813	836,043	1,839,689	6,282	734,179
Class S2	4,183	32,749	81,643	—	6,150
Class ADV	559	—	13,181	—	—
Administrative service fees	—	—	—	4,283	—
Trustee fees	959	39,777	80,596	—	33,002
Miscellaneous expense	—	—	—	—	12,879

Total expenses	114,829	3,102,438	6,857,514	36,266	2,662,698
Brokerage commission recapture	—	(108,194)	—	—	—
Reimbursement of unified fee	(927)	(26,673)	—	—	—

Net expenses	113,902	2,967,571	6,857,514	36,266	2,662,698

Net investment income (loss)	(36,555)	(1,342,599)	18,016,169	142,918	3,117,306

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	632,218	35,977,786	34,575,387	151,854	3,114,120
Foreign currency related transactions	—	3,551	(12,944)	3,826	(2,548)

Net realized gain on investments and foreign currency related transactions	632,218	35,981,337	34,562,443	155,680	3,111,572

Net change in unrealized appreciation or depreciation on:
Investments	(195,643)	(69,390,781)	(40,517,537)	1,542,294	(10,461,811)
Foreign currency related transactions	—	(2,236)	(11,163)	34,687	(4,260)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(195,643)	(69,393,017)	(40,528,700)	1,576,981	(10,466,071)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	436,575	(33,411,680)	(5,966,257)	1,732,661	(7,354,499)

Increase (decrease) in net assets resulting from operations	$400,020	$(34,754,279)	$12,049,912	$1,875,579	$(4,237,193)

* Foreign taxes	$—	$7,440	$109,419	$7,593	$4,756

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING		ING	ING
	PIMCO	PIMCO	ING	Pioneer	Salomon
	Core	High	Pioneer	Mid Cap	Brothers
	Bond	Yield	Fund	Value	All Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	Six Months	April 29,	April 29,	Six Months
	Ended	Ended	2005(1)	2005(1)	Ended
	June 30,	June 30,	to June 30,	to June 30,	June 30,
	2005	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$34,337	$401,116	$10,356	$204,083	$3,128,573
Interest	15,640,604	23,330,923	988	23,191	926,050
Securities lending income	65,459	312,939	—	—	31,690

Total investment income	15,740,400	24,044,978	11,344	227,274	4,086,313

EXPENSES:
Unified fees	2,471,945	1,644,917	4,088	115,013	1,783,246

Distribution and service fees:
Class S	1,017,408	839,234	254	38,265	586,509
Class S2	61,729	—	—	—	31,442
Trustee fees	38,870	35,777	—	—	26,695
Miscellaneous expense	—	817	—	—	—

Total expenses	3,589,952	2,520,745	4,342	153,278	2,427,892
Brokerage commission recapture	—	—	—	—	(63,381)

Net expenses	3,589,952	2,520,745	4,342	153,278	2,364,511

Net investment income	12,150,448	21,524,233	7,002	73,996	1,721,802

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:

Net realized gain (loss) on:
Investments	1,501,570	3,216,028	(161)	928,689	15,069,280
Foreign currency related transactions	4,242,879	955,515	(559)	—	(25,038)
Futures, options and swaps	333,496	260,900	—	—	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	6,077,945	4,432,443	(720)	928,689	15,044,242

Net change in unrealized appreciation or depreciation on:
Investments	1,008,072	(14,614,767)	61,432	4,330,204	(33,862,235)
Foreign currency related transactions	100,211	941,979	117	—	—
Futures, options and swaps	3,937,829	(61,250)	—	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	5,046,112	(13,734,038)	61,549	4,330,204	(33,862,235)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	11,124,057	(9,301,595)	60,829	5,258,893	(18,817,993)

Increase (decrease) in net assets resulting from operations	$23,274,505	$12,222,638	$67,831	$5,332,889	$(17,096,191)

* Foreign taxes	$—	$—	$154	$390	$85,032

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	Salomon	ING	T. Rowe Price	T. Rowe Price	ING
	Brothers	Stock	Capital	Equity	UBS U.S.
	Investors	Index	Appreciation	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,092,520	$3,193,244	$16,558,400	$11,421,176	$602,226
Interest	152,493	295,470	8,445,738	771,781	690,775
Securities lending income	18,669	1,683	198,630	58,497	11,147

Total investment income	2,263,682	3,490,397	25,202,768	12,251,454	1,304,148

EXPENSES:
Unified fees	749,665	499,263	6,851,130	3,384,134	399,103

Distribution and service fees:
Class S	250,565	—	2,449,520	1,240,267	128,460
Class S2	4,144	—	126,530	51,280	7,318
Class ADV	—	—	70,533	27,746	—
Trustee fees	10,091	18,590	99,519	50,254	5,269

Total expenses	1,014,465	517,853	9,597,232	4,753,681	540,150
Brokerage commission recapture	—	—	(35,891)	(5,164)	(6,657)
Reimbursement of unified fees	—	—	—	(15,497)	(2,123)

Net expenses	1,014,465	517,853	9,561,341	4,733,020	531,370

Net investment income	1,249,217	2,972,544	15,641,427	7,518,434	772,778

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	8,647,066	886,678	50,018,533	27,187,526	1,857,085
Foreign currency related transactions	252	—	(11,148)	369	—
Futures	—	1,085,754	—	—	—

Net realized gain on investments, foreign currency related transactions and futures	8,647,318	1,972,432	50,007,385	27,187,895	1,857,085

Net change in unrealized appreciation or depreciation on:
Investments	(13,729,642)	(6,942,506)	(36,604,181)	(38,461,370)	(979,315)
Foreign currency related transactions	394	—	—	—	—
Futures	—	(546,404)	—	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(13,729,248)	(7,488,910)	(36,604,181)	(38,461,370)	(979,315)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(5,081,930)	(5,516,478)	13,403,204	(11,273,475)	877,770

Increase (decrease) in net assets resulting from operations	$(3,832,713)	$(2,543,934)	$29,044,631	$(3,755,041)	$1,650,548

* Foreign taxes	$55,947	$—	$142,673	$123,861	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Van Kampen	Van Kampen
	Equity	Global	Growth and	Real
	Growth	Franchise	Income	Estate
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$288,048	$3,521,030	$10,646,239	$11,799,579
Interest	6,670	125,004	426,520	115,095
Securities lending income	23,946	294	100,822	8,021

Total investment income	318,664	3,646,328	11,173,581	11,922,695

EXPENSES:
Unified fees	288,029	945,181	2,782,993	2,119,973

Distribution and service fees:
Class S	49,770	178,780	999,406	782,975
Class S2	20,112	92,024	111,264	39,222
Class ADV	—	—	1,507	—
Trustee fees	4,607	6,944	44,713	26,631

Total expenses	362,518	1,222,929	3,939,883	2,968,801

Brokerage commission recapture	—	—	(67,442)	—

Net expenses	362,518	1,222,929	3,872,441	2,968,801

Net investment income (loss)	(43,854)	2,423,399	7,301,140	8,953,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	885,942	3,446,824	38,990,117	19,007,414
Foreign currency related transactions	—	(2,062,397)	(7,152)	1,629

Net realized gain on investments and foreign currency related transactions	885,942	1,384,427	38,982,965	19,009,043

Net change in unrealized appreciation or depreciation on:
Investments	(892,740)	(1,644,381)	(26,493,023)	35,787,881
Foreign currency related transactions	—	3,799,759	—	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(892,740)	2,155,378	(26,493,023)	35,787,881

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(6,798)	3,539,805	12,489,942	54,796,924

Increase (decrease) in net assets resulting from operations	$(50,652)	$5,963,204	$19,791,082	$63,750,818

* Foreign taxes	$7,895	$309,232	$340,514	$59,140

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING AIM Mid Cap Growth		ING Alliance Mid Cap
	Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment loss	$(378,845)	$(1,096,362)	$(1,976,531)	$(4,442,191)
Net realized gain on investments and foreign currency related transactions	7,958,075	10,718,814	46,035,353	128,357,310
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,239,133)	6,096,791	(98,943,543)	(20,713,910)

Net increase (decrease) in net assets resulting from operations	2,340,097	15,719,243	(54,884,721)	103,201,209

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,229,592	35,780,170	74,591,003	171,570,114
Cost of shares redeemed	(22,505,855)	(44,303,274)	(167,908,433)	(130,013,223)

Net increase (decrease) in net assets resulting from capital share transactions	(16,276,263)	(8,523,104)	(93,317,430)	41,556,891

Net increase (decrease) in net assets	(13,936,166)	7,196,139	(148,202,151)	144,758,100

NET ASSETS:
Beginning of period	240,650,943	233,454,804	677,426,040	532,667,940

End of period	$226,714,777	$240,650,943	$529,223,889	$677,426,040

Undistributed net investment income (accumulated net investment loss) at end of period	$721,878	$1,100,723	$(1,976,531)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Capital Guardian		ING Capital Guardian
	Managed Global Portfolio		Small/Mid Cap Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$2,018,647	$1,640,132	$721,851	$1,093,887
Net realized gain on investments and foreign currency related transactions	8,955,380	19,887,910	18,177,995	9,280,358
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(19,658,076)	17,137,293	(41,383,940)	26,667,045

Net increase (decrease) in net assets resulting from operations	(8,684,049)	38,665,335	(22,484,094)	37,041,290

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(1,753,083)	—	(1,056,315)
Class S2	—	(26,861)	—	(23,286)

Total distributions	—	(1,779,944)	—	(1,079,601)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,131,304	46,849,411	9,395,217	46,539,382
Dividends reinvested	—	1,779,944	—	1,079,601

	10,131,304	48,629,355	9,395,217	47,618,983
Cost of shares redeemed	(35,701,725)	(51,677,111)	(52,888,984)	(85,273,968)

Net decrease in net assets resulting from capital share transactions	(25,570,421)	(3,047,756)	(43,493,767)	(37,654,985)

Net increase (decrease) in net assets	(34,254,470)	33,837,635	(65,977,861)	(1,693,296)

NET ASSETS:
Beginning of period	394,714,712	360,877,077	575,879,863	577,573,159

End of period	$360,460,242	$394,714,712	$509,902,002	$575,879,863

Undistributed net investment income at end of period	$2,965,423	$946,776	$1,663,798	$941,947

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Capital Guardian		ING Eagle Capital
	U.S. Equities Portfolio		Appreciation Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,464,710	$2,813,132	$855,573	$2,522,420
Net realized gain on investments and foreign currency related transactions	21,040,789	19,845,178	9,891,392	30,543,646
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(32,336,841)	32,318,507	(14,106,477)	(2,528,606)

Net increase (decrease) in net assets resulting from operations	(9,831,342)	54,976,817	(3,359,512)	30,537,460

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(1,176,341)	—	(1,997,790)
Class S2	—	(19,094)	—	(17,950)

Total distributions	—	(1,195,435)	—	(2,015,740)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,206,230	96,423,900	11,959,515	17,527,989
Dividends reinvested	—	1,195,435	—	2,015,740

	6,206,230	97,619,335	11,959,515	19,543,729
Cost of shares redeemed	(43,155,140)	(61,050,010)	(34,807,784)	(35,145,586)

Net increase (decrease) in net assets resulting from capital share transactions	(36,948,910)	36,569,325	(22,848,269)	(15,601,857)

Net increase (decrease) in net assets	(46,780,252)	90,350,707	(26,207,781)	12,919,863

NET ASSETS:
Beginning of period	673,003,058	582,652,351	230,977,581	218,057,718

End of period	$626,222,806	$673,003,058	$204,769,800	$230,977,581

Undistributed net investment income at end of period	$4,257,353	$2,792,643	$3,375,399	$2,519,826

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Evergreen Health Sciences
	Portfolio		ING Evergreen Omega Portfolio

	Six Months		Six Months
	Ended	May 3, 2004(1)	Ended	May 3, 2004(1)
	June 30,	to December 31,	June 30,	to December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$54,655	$(43,749)	$(7,824)	$6,889
Net realized gain (loss) on investments and foreign currency related transactions	677,833	(1,142,071)	(154,324)	(192,546)
Net change in unrealized appreciation or depreciation on investments, and foreign currency related transactions	541,177	2,253,960	(25,896)	500,593

Net increase (decrease) in net assets resulting from operations	1,273,665	1,068,140	(188,044)	314,936

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(21,020)
Class S2	—	—	—	(1,108)

Total distributions	—	—	—	(22,128)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,537,699	55,336,873	2,609,304	5,956,054
Dividends reinvested	—	—	—	10,828

	36,537,699	55,336,873	2,609,304	5,966,882
Cost of shares redeemed	(6,732,165)	(21,717,377)	(846,361)	(272,362)

Net increase in net assets resulting from capital share transactions	29,805,534	33,619,496	1,762,943	5,694,520

Net increase in net assets	31,079,199	34,687,636	1,574,899	5,987,328

NET ASSETS:
Beginning of period	34,687,636	—	5,987,328	—

End of period	$65,766,835	$34,687,636	$7,562,227	$5,987,328

Undistributed net investment income (accumulated net investment loss) at end of period	$53,925	$(43,749)	$(7,824)	$(15,239)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING FMRSM Diversified		ING FMRSM Earnings
	Mid Cap Portfolio		Growth Portfolio	ING Global Resources Portfolio

	Six Months			Six Months
	Ended	Year Ended	April 29, 2005(1)	Ended	Year Ended
	June 30,	December 31,	to June 30,	June 30,	December 31,
	2005	2004	2005	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$(160,460)	$(593,018)	$14,332	$1,530,001	$2,893,334
Net realized gain on investments and foreign currency related transactions	20,816,683	28,606,698	12,123	23,002,824	27,403,029
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(13,508,475)	17,167,390	228,637	(3,202,737)	(19,226,217)

Net increase in net assets resulting from operations	7,147,748	45,181,070	255,092	21,330,088	11,070,146

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	—	(22,590)
Class S	—	(267,728)	—	—	(1,576,719)
Class S2	—	(14,732)	—	—	(89,812)

Total distributions	—	(282,460)	—	—	(1,689,121)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	44,566,354	67,661,279	10,273,480	62,994,371	92,121,013
Dividends reinvested	—	282,460	—	—	1,689,121

	44,566,354	67,943,739	10,273,480	62,994,371	93,810,134
Cost of shares redeemed	(19,980,081)	(17,843,302)	(2,718)	(20,805,619)	(48,034,278)

Net increase in net assets resulting from capital share transactions	24,586,273	50,100,437	10,270,762	42,188,752	45,775,856

Net increase in net assets	31,734,021	94,999,047	10,525,854	63,518,840	55,156,881

NET ASSETS:
Beginning of period	262,419,240	167,420,193	—	202,737,258	147,580,377

End of period	$294,153,261	$262,419,240	$10,525,854	$266,256,098	$202,737,258

Undistributed net investment income (accumulated net investment loss) at end of period	$(328,064)	$(167,604)	$14,332	$3,416,300	$1,886,299

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Goldman Sachs
	TollkeeperSM Portfolio		ING International Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$(324,831)	$(371,293)	$2,314,195	$2,284,701
Net realized gain on investments and foreign currency related transactions	5,293,403	5,321,187	12,869,980	24,431,223
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(7,955,828)	2,041,313	(22,917,705)	2,971,384

Net increase (decrease) in net assets resulting from operations	(2,987,256)	6,991,207	(7,733,530)	29,687,308

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(1,757,550)
Class S2	—	—	—	(86,493)

Total distributions	—	—	—	(1,844,043)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,550,130	21,892,489	11,812,620	58,949,456
Dividends reinvested	—	—	—	1,844,043

	6,550,130	21,892,489	11,812,620	60,793,499
Cost of shares redeemed	(11,535,576)	(12,773,300)	(28,501,470)	(68,071,073)

Net increase (decrease) in net assets resulting from capital share transactions	(4,985,446)	9,119,189	(16,688,850)	(7,277,574)

Net increase (decrease) in net assets	(7,972,702)	16,110,396	(24,422,380)	20,565,691

NET ASSETS:
Beginning of period	72,533,234	56,422,838	210,217,787	189,652,096

End of period	$64,560,532	$72,533,234	$185,795,407	$210,217,787

Undistributed net investment income (accumulated net investment loss) at end of period	$(308,654)	$16,177	$3,890,832	$1,576,637

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Jennison Equity
	ING Janus Contrarian Portfolio		Opportunities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$114,863	$76,768	$975,979	$1,874,986
Net realized gain on investments and foreign currency related transactions	3,609,876	3,458,129	19,937,448	47,855,093
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(3,569,984)	5,825,359	(29,403,013)	(12,353,073)

Net increase (decrease) in net assets resulting from operations	154,755	9,360,256	(8,489,586)	37,377,006

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(939,778)
Class S2	—	—	—	(13,952)

Total distributions	—	—	—	(953,730)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,601,098	18,730,425	2,885,288	9,827,216
Dividends reinvested	—	—	—	953,730

	8,601,098	18,730,425	2,885,288	10,780,946
Cost of shares redeemed	(11,304,665)	(14,816,659)	(31,842,059)	(63,374,729)

Net increase (decrease) in net assets resulting from capital share transactions	(2,703,567)	3,913,766	(28,956,771)	(52,593,783)

Net increase (decrease) in net assets	(2,548,812)	13,274,022	(37,446,357)	(16,170,507)

NET ASSETS:
Beginning of period	67,948,645	54,674,623	325,801,493	341,972,000

End of period	$65,399,833	$67,948,645	$288,355,136	$325,801,493

Undistributed net investment income (accumulated net investment loss) at end of period	$73,494	$(41,369)	$2,837,977	$1,861,998

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Emerging		ING JPMorgan Small Cap
	Markets Equity Portfolio		Equity Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$1,338,704	$782,366	$66,312	$(346,457)
Net realized gain on investments, foreign currency related transactions and futures	13,991,048	19,811,997	5,661,675	24,875,052
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(4,658,053)	860,482	(6,315,649)	11,527,219

Net increase (decrease) in net assets resulting from operations	10,671,699	21,454,845	(587,662)	36,055,814

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(511,186)	—	—
Class S2	—	(28,996)	—	—

Net realized gains:
Class I	—	—	—	(42,458)
Class S	—	—	—	(156,606)
Class S2	—	—	—	(32,622)
Class ADV	—	—	—	(242)

Total distributions	—	(540,182)	—	(231,928)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	49,299,291	71,097,328	44,742,070	149,310,744
Dividends reinvested	—	540,182	—	231,928

	49,299,291	71,637,510	44,742,070	149,542,672
Cost of shares redeemed	(18,679,308)	(44,162,879)	(25,738,422)	(28,654,006)

Net increase in net assets resulting from capital share transactions	30,619,983	27,474,631	19,003,648	120,888,666

Net increase in net assets	41,291,682	48,389,294	18,415,986	156,712,552

NET ASSETS:
Beginning of period	163,837,780	115,448,486	233,404,084	76,691,532

End of period	$205,129,462	$163,837,780	$251,820,070	$233,404,084

Undistributed net investment income at end of year	$1,498,744	$160,040	$139,879	$73,567

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Value	ING Julius Baer		ING Legg Mason
	Opportunities Portfolio	Foreign Portfolio		Value Portfolio

		Six Months		Six Months
	April 29, 2005(1)	Ended	Year Ended	Ended	Year Ended
	to June 30,	June 30,	December 31,	June 30,	December 31,
	2005	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$200,541	$5,408,243	$618,549	$(316,483)	$(180,243)
Net realized gain on investments and foreign currency related transactions	317,167	13,876,953	4,342,310	186,169	23,653,661
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,776,097	(22,507,114)	45,739,824	(4,039,081)	16,886,561

Net increase (decrease) in net assets resulting from operations	2,293,805	(3,221,918)	50,700,683	(4,169,395)	40,359,979

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	(6,460)	—	(9,049)
Class S	—	—	(247,782)	—	(410,099)
Class S2	—	—	(3,209)	—	(21,001)

Net realized gains:
Class I	—	—	(20,900)	—	—
Class S	—	—	(1,985,206)	—	—
Class S2	—	—	(107,984)	—	—

Total distributions	—	—	(2,371,541)	—	(440,149)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	88,979,230	265,049,617	338,885,081	130,634,244	105,475,347
Dividends reinvested	—	—	2,371,541	—	440,149

	88,979,230	265,049,617	341,256,622	130,634,244	105,915,496
Cost of shares redeemed	(410,734)	(87,491,944)	(26,428,643)	(22,740,607)	(34,330,572)

Net increase in net assets resulting from capital share transactions	88,568,496	177,557,673	314,827,979	107,893,637	71,584,924

Net increase in net assets	90,862,301	174,335,755	363,157,121	103,724,242	111,504,754

NET ASSETS:
Beginning of period	—	402,917,439	39,760,318	342,381,055	230,876,301

End of period	$90,862,301	$577,253,194	$402,917,439	$446,105,297	$342,381,055

Undistributed net investment income (accumulated net investment loss) at end of period	$200,541	$5,649,875	$(588,325)	$(320,504)	$(4,021)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Limited Maturity		ING Liquid
	Bond Portfolio		Assets Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$6,152,350	$15,216,407	$10,040,688	$8,814,050
Net realized gain (loss) on investments and foreign currency related transactions	(1,156,116)	1,272,132	7,841	(168,738)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,010,557)	(9,590,877)	—	—

Net increase in net assets resulting from operations	2,985,677	6,897,662	10,048,529	8,645,312

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	(1,690,024)	(1,059,247)
Class S	—	(20,568,192)	(8,212,542)	(7,666,082)
Class S2	—	—	(138,122)	(88,721)

Net realized gains:
Class S	—	(3,243,201)	—	—

Total distributions	—	(23,811,393)	(10,040,688)	(8,814,050)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	654,350	18,481,089	482,209,627	1,292,501,280
Dividends reinvested	—	23,811,393	9,276,886	8,138,284

	654,350	42,292,482	491,486,513	1,300,639,564
Cost of shares redeemed	(57,786,423)	(204,273,426)	(412,229,778)	(1,267,377,919)

Net increase (decrease) in net assets resulting from capital share transactions	(57,132,073)	(161,980,944)	79,256,735	33,261,645

Net increase (decrease) in net assets	(54,146,396)	(178,894,675)	79,264,576	33,092,907

NET ASSETS:
Beginning of period	393,161,225	572,055,900	811,053,776	777,960,869

End of period	$339,014,829	$393,161,225	$890,318,352	$811,053,776

Undistributed net investment income at end of period	$22,063,242	$15,910,892	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Marsico
			International
	ING Marsico		Opportunities	ING Mercury
	Growth Portfolio		Portfolio	Focus Value Portfolio

	Six Months		April 29,	Six Months
	Ended	Year Ended	2005(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,
	2005	2004	2005	2005	2004

FROM OPERATIONS:
Net investment income	$1,013,574	$318,435	$53,983	$320,720	$321,335
Net realized gain on investments and foreign currency related transactions	29,220,908	37,666,626	12,416	411,885	4,468,742
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(23,365,642)	62,892,799	202,952	(5,320,590)	3,463,474

Net increase (decrease) in net assets resulting from operations	6,868,840	100,877,860	269,351	(4,587,985)	8,253,551

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	—	(166,519)
Class S	—	—	—	—	(159,881)
Class S2	—	—	—	—	(2,460)

Net realized gains:
Class I	—	—	—	—	(2,024,263)
Class S	—	—	—	—	(3,073,637)
Class S2	—	—	—	—	(101,496)

Total distributions	—	—	—	—	(5,528,256)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,157,225	61,466,256	21,472,191	24,493,237	107,447,381
Dividends reinvested	—	—	—	—	5,528,256

	38,157,225	61,466,256	21,472,191	24,493,237	112,975,637
Cost of shares redeemed	(61,795,474)	(115,260,849)	(4,490,700)	(59,951,447)	(18,876,869)

Net increase (decrease) in net assets resulting from capital share transactions	(23,638,249)	(53,794,593)	16,981,491	(35,458,210)	94,098,768

Net increase (decrease) in net assets	(16,769,409)	47,083,267	17,250,842	(40,046,195)	96,824,063

NET ASSETS:
Beginning of period	902,581,473	855,498,206	—	124,842,296	28,018,233

End of period	$885,812,064	$902,581,473	$17,250,842	$84,796,101	$124,842,296

Undistributed net investment income at end of period	$1,159,055	$145,481	$53,983	$320,720	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Mercury Large Cap		ING MFS Mid Cap
	Growth Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment loss	$(36,555)	$(3,026)	$(1,342,599)	$(4,388,882)
Net realized gain on investments and foreign currency related transactions	632,218	1,465,915	35,981,337	91,068,150
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(195,643)	478,232	(69,393,017)	17,935,641

Net increase (decrease) in net assets resulting from operations	400,020	1,941,121	(34,754,279)	104,614,909

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class S	—	(1,406,191)	—	—
Class S2	—	(157,713)	—	—
Class ADV	—	(6,798)	—	—

Return of capital:
Class S	—	(26,668)	—	—
Class S2	—	(3,075)	—	—
Class ADV	—	(128)	—	—

Total distributions	—	(1,600,573)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,561,714	10,687,934	7,675,116	53,184,415
Dividends reinvested	—	1,600,573	—	—

	6,561,714	12,288,507	7,675,116	53,184,415
Cost of shares redeemed	(3,925,811)	(6,847,276)	(92,347,794)	(127,486,177)

Net increase (decrease) in net assets resulting from capital share transactions	2,635,903	5,441,231	(84,672,678)	(74,301,762)

Net increase (decrease) in net assets	3,035,923	5,781,779	(119,426,957)	30,313,147

NET ASSETS:
Beginning of period	21,119,122	15,337,343	786,378,078	756,064,931

End of period	$24,155,045	$21,119,122	$666,951,121	$786,378,078

Accumulated net investment loss at end of period	$(36,555)	$—	$(1,342,599)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING MFS
	ING MFS		Utilities	ING Oppenheimer
	Total Return Portfolio		Portfolio	Main Street Portfolio

	Six Months		April 29,	Six Months
	Ended	Year Ended	2005(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,
	2005	2004	2005	2005	2004

FROM OPERATIONS:
Net investment income	$18,016,169	$33,136,734	$142,918	$3,117,306	$5,442,502
Net realized gain on investments and foreign currency related transactions,	34,562,443	88,148,770	155,680	3,111,572	93,355,466
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(40,528,700)	32,151,327	1,576,981	(10,466,071)	(24,134,789)

Net increase (decrease) in net assets resulting from operations	12,049,912	153,436,831	1,875,579	(4,237,193)	74,663,179

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(94,047)	—	—	(1,408)
Class S	—	(26,478,898)	—	—	(4,973,523)
Class S2	—	(684,521)	—	—	(25,453)
Class ADV	—	(61,786)	—	—	—

Total distributions	—	(27,319,252)	—	—	(5,000,384)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,136,502	130,081,652	52,039,420	8,808,684	11,380,063
Dividends reinvested	—	27,319,252	—	—	5,000,384

	73,136,502	157,400,904	52,039,420	8,808,684	16,380,447
Cost of shares redeemed	(45,770,083)	(100,964,261)	(1,171,543)	(49,338,123)	(105,560,480)

Net increase (decrease) in net assets resulting from capital share transactions	27,366,419	56,436,643	50,867,877	(40,529,439)	(89,180,033)

Net increase (decrease) in net assets	39,416,331	182,554,222	52,743,456	(44,766,632)	(19,517,238)

NET ASSETS:
Beginning of period	1,529,060,807	1,346,506,585	—	627,358,500	646,875,738

End of period	$1,568,477,138	$1,529,060,807	$52,743,456	$582,591,868	$627,358,500

Undistributed net investment income at end of period	$52,450,779	$34,434,610	$142,918	$8,542,187	$5,424,881

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO Core Bond Portfolio		ING PIMCO High Yield Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	May 3, 2004(1)
	June 30,	December 31,	June 30,	to December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$12,150,448	$20,141,421	$21,524,233	$25,977,027
Net realized gain on investments, foreign currency related transactions, futures, options and swaps	6,077,945	19,399,838	4,432,443	652,617
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	5,046,112	(10,066,635)	(13,734,038)	29,351,899

Net increase in net assets resulting from operations	23,274,505	29,474,624	12,222,638	55,981,543

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	(160)	—
Class S	—	(19,204,203)	(22,479,589)	(24,814,541)
Class S2	—	(722,860)	—	—

Net realized gains:
Class S	—	(1,148,077)	—	—
Class S2	—	(42,649)	—	—

Total distributions	—	(21,117,789)	(22,479,749)	(24,814,541)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	242,039,777	310,405,278	105,030,821	767,355,305
Dividends reinvested	—	21,117,789	21,479,715	22,061,170

	242,039,777	331,523,067	126,510,536	789,416,475
Cost of shares redeemed	(76,869,453)	(109,447,329)	(125,806,989)	(122,698,936)

Net increase in net assets resulting from capital share transactions	165,170,324	222,075,738	703,547	666,717,539

Net increase (decrease) in net assets	188,444,829	230,432,573	(9,553,564)	697,884,541

NET ASSETS:
Beginning of period	771,861,672	541,429,099	697,884,541	—

End of period	$960,306,501	$771,861,672	$688,330,977	$697,884,541

Undistributed net investment income (distributions in excess of net investment income) at end of period	$43,910,947	$18,550,181	$(407,898)	$547,618

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

		ING Pioneer
	ING Pioneer	Mid Cap	ING Salomon Brothers
	Fund Portfolio	Value Portfolio	All Cap Portfolio

			Six Months
	April 29, 2005(1)	April 29, 2005(1)	Ended	Year Ended
	to June 30,	to June 30,	June 30,	December 31,
	2005	2005	2005	2004

FROM OPERATIONS:
Net investment income	$7,002	$73,996	$1,721,802	$2,065,980
Net realized gain (loss) on investments and foreign currency related transactions	(720)	928,689	15,044,242	18,099,212
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	61,549	4,330,204	(33,862,235)	17,407,594

Net increase (decrease) in net assets resulting from operations	67,831	5,332,889	(17,096,191)	37,572,786

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(896,519)
Class S2	—	—	—	(40,264)

Total distributions	—	—	—	(936,783)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,178,409	122,241,701	62,593,337	154,010,065
Dividends reinvested	—	—	—	936,783

	4,178,409	122,241,701	62,593,337	154,946,848
Cost of shares redeemed	(51,661)	(24,978,469)	(171,195,544)	(97,489,321)

Net increase (decrease) in net assets resulting from capital share transactions	4,126,748	97,263,232	(108,602,207)	57,457,527

Net increase (decrease) in net assets	4,194,579	102,596,121	(125,698,398)	94,093,530

NET ASSETS:
Beginning of period	—	—	530,070,641	435,977,111

End of period	$4,194,579	$102,596,121	$404,372,243	$530,070,641

Undistributed net investment income at end of period	$7,002	$73,996	$3,783,633	$2,061,831

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Salomon Brothers
	Investors Portfolio		ING Stock Index Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	May 3, 2004(1)
	June 30,	December 31,	June 30,	to December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,249,217	$2,235,901	$2,972,544	$3,932,221
Net realized gain on investments, foreign currency related transactions and futures	8,647,318	4,537,270	1,972,432	772,996
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(13,729,248)	10,990,208	(7,488,910)	22,518,600

Net increase (decrease) in net assets resulting from operations	(3,832,713)	17,763,379	(2,543,934)	27,223,817

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(9,620)	—	(4,077,290)
Class S	—	(1,296,772)	—	—
Class S2	—	(11,764)	—	—

Net realized gains:
Class I	—	—	—	(1,062,296)

Total distributions	—	(1,318,156)	—	(5,139,586)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,823,693	92,717,762	30,700,277	385,447,459
Dividends reinvested	—	1,318,156	—	5,139,586

	47,823,693	94,035,918	30,700,277	390,587,045
Cost of shares redeemed	(84,421,647)	(37,791,293)	(27,586,997)	(33,964,848)

Net increase (decrease) in net assets resulting from capital share transactions	(36,597,954)	56,244,625	3,113,280	356,622,197

Net increase (decrease) in net assets	(40,430,667)	72,689,848	569,346	378,706,428

NET ASSETS:
Beginning of period	213,780,277	141,090,429	378,706,428	—

End of period	$173,349,610	$213,780,277	$379,275,774	$378,706,428

Undistributed net investment income at end of period	$3,391,426	$2,142,209	$2,979,993	$7,449

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Capital		ING T. Rowe Price Equity
	Appreciation Portfolio		Income Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$15,641,427	$29,750,193	$7,518,434	$12,670,980
Net realized gain on investments and foreign currency related transactions	50,007,385	78,881,276	27,187,895	26,310,019
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(36,604,181)	166,146,764	(38,461,370)	85,786,391

Net increase (decrease) in net assets resulting from operations	29,044,631	274,778,233	(3,755,041)	124,767,390

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(625,306)	—	(98,225)
Class S	—	(18,582,952)	—	(7,999,880)
Class S2	—	(579,697)	—	(203,343)
Class ADV	—	(141,000)	—	(32,894)

Net realized gains:
Class I	—	(360,900)	—	(50,793)
Class S	—	(12,342,694)	—	(4,767,676)
Class S2	—	(354,638)	—	(115,420)
Class ADV	—	(81,379)	—	(17,010)

Total distributions	—	(33,068,566)	—	(13,285,241)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	204,353,134	351,982,281	108,017,800	257,134,404
Dividends reinvested	—	33,068,566	—	13,285,240

	204,353,134	385,050,847	108,017,800	270,419,644
Cost of shares redeemed	(20,617,591)	(52,658,831)	(26,275,067)	(38,569,008)

Net increase in net assets resulting from capital share transactions	183,735,543	332,392,016	81,742,733	231,850,636

Net increase in net assets	212,780,174	574,101,683	77,987,692	343,332,785

NET ASSETS:
Beginning of period	2,041,953,384	1,467,851,701	1,016,323,162	672,990,377

End of period	$2,254,733,558	$2,041,953,384	$1,094,310,854	$1,016,323,162

Undistributed net investment income at end of period	$45,404,390	$29,762,963	$20,263,027	$12,744,593

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING UBS U.S.		ING Van Kampen Equity
	Allocation Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$772,778	$1,278,811	$(43,854)	$396,437
Net realized gain (loss) on investments and foreign currency related transactions	1,857,085	3,693,346	885,942	(935,443)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(979,315)	4,940,033	(892,740)	5,945,565

Net increase (decrease) in net assets resulting from operations	1,650,548	9,912,190	(50,652)	5,406,559

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(4,972)
Class S	—	(688,240)	—	—
Class S2	—	(24,103)	—	—

Net realized gains:
Class I	—	—	—	(198,886)
Class S	—	—	—	(186,825)
Class S2	—	—	—	(45,071)

Total distributions	—	(712,343)	—	(435,754)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,001,977	29,063,689	8,314,954	59,496,160
Dividends reinvested	—	712,343	—	435,754

	10,001,977	29,776,032	8,314,954	59,931,914
Cost of shares redeemed	(6,223,764)	(3,099,934)	(7,112,831)	(7,784,937)

Net increase in net assets resulting from capital share transactions	3,778,213	26,676,098	1,202,123	52,146,977

Net increase in net assets	5,428,761	35,875,945	1,151,471	57,117,782

NET ASSETS:
Beginning of period	105,529,992	69,654,047	92,813,455	35,695,673

End of period	$110,958,753	$105,529,992	$93,964,926	$92,813,455

Undistributed net investment income at end of period	$2,208,084	$1,435,306	$347,521	$391,375

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Global		ING Van Kampen Growth and
	Franchise Portfolio		Income Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$2,423,399	$1,270,037	$7,301,140	$9,008,904
Net realized gain on investments and foreign currency related transactions	1,384,427	1,737,742	38,982,965	57,500,154
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	2,155,378	12,113,953	(26,493,023)	42,044,038

Net increase in net assets resulting from operations	5,963,204	15,121,732	19,791,082	108,553,096

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(7,531,437)
Class S2	—	—	—	(538,210)
Class ADV	—	—	—	(4,877)

Total distributions	—	—	—	(8,074,524)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,904,627	79,400,396	34,894,276	58,305,191
Dividends reinvested	—	—	—	8,074,524

	75,904,627	79,400,396	34,894,276	66,379,715
Cost of shares redeemed	(6,147,974)	(10,265,584)	(64,408,880)	(71,680,535)

Net increase (decrease) in net assets resulting from capital share transactions	69,756,653	69,134,812	(29,514,604)	(5,300,820)

Net increase (decrease) in net assets	75,719,857	84,256,544	(9,723,522)	95,177,752

NET ASSETS:
Beginning of period	156,897,136	72,640,592	879,003,804	783,826,052

End of period	$232,616,993	$156,897,136	$869,280,282	$879,003,804

Undistributed net investment income at end of period	$3,335,631	$912,232	$16,309,163	$9,008,023

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGE IN NET ASSETS (UNAUDITED)

	ING Van Kampen
	Real Estate Portfolio

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2005	2004

FROM OPERATIONS:
Net investment income	$8,953,894	$16,867,584
Net realized gain on investments and foreign currency related transactions	19,009,043	18,958,213
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	35,787,881	111,364,888

Net increase in net assets resulting from operations	63,750,818	147,190,685

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(61,095)
Class S	—	(7,085,072)
Class S2	—	(228,392)

Net realized gains:
Class I	—	(34,770)
Class S	—	(4,385,805)
Class S2	—	(136,221)

Total distributions	—	(11,931,355)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	248,741,668	154,595,832
Dividends reinvested	—	11,931,355

	248,741,668	166,527,187
Cost of shares redeemed	(38,953,531)	(55,108,921)

Net increase in net assets resulting from capital share transactions	209,788,137	111,418,266

Net increase in net assets	273,538,955	246,677,596

NET ASSETS:
Beginning of period	594,577,103	347,899,507

End of period	$868,116,058	$594,577,103

Undistributed net investment income at end of period	$21,583,348	$12,629,454

See Accompanying Notes to Financial Statements

ING AIM MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.94	12.96	8.99	13.16	16.72	19.95

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.06)	(0.04)	(0.06)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.20	1.04	4.01	(4.11)	(3.46)	(2.52)
Total from investment operations	$0.18	0.98	3.97	(4.17)	(3.54)	(2.54)

Less distributions from:
Net investment income	$—	—	—	—	—	—
Net realized gain on investments	$—	—	—	—	0.02	0.69
Total distributions	$—	—	—	—	0.02	0.69
Net asset value, end of period	$14.12	13.94	12.96	8.99	13.16	16.72

Total Return(1)%	1.29	7.56	44.16	(31.69)	(21.17)	(12.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$219,972	234,117	230,255	145,379	269,805	374,614

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	0.87	0.87	0.86	0.90	0.95	0.95
Gross expenses prior to brokerage commission recapture(2)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment loss(2)%	(0.33)	(0.47)	(0.37)	(0.52)	(0.53)	(0.19)
Portfolio turnover rate %	60	171	214	188	200	219

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(3) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.89	12.93	8.99	9.18

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.06)	(0.04)	(0.02)*
Net realized and unrealized gain (loss) on investments	$0.19	1.02	3.98	(0.17)
Total from investment operations	$0.16	0.96	3.94	(0.19)
Net asset value, end of period	$14.05	13.89	12.93	8.99

Total Return(1)%	1.15	7.42	43.83	(2.07)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,743	6,534	3,200	87

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	1.02	1.02	1.01	1.05
Gross expenses prior to brokerage commission recapture (2)%	1.06	1.07	1.09	1.10
Net investment loss(2)%	(0.48)	(0.62)	(0.47)	(0.56)
Portfolio turnover rate %	60	171	214	188

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING ALLIANCE MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class I

May 13,
2005(1) to
June 30,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$15.50

Income (loss) from investment operations:
Net investment loss	$(0.01)*
Net realized and unrealized gain on investments	$1.03
Total from investment operations	$1.02
Net asset value, end of period	$16.52

Total Return(2)%	6.58

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$250

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.76
Gross expenses prior to brokerage commission recapture(3)%	0.78
Net investment loss(3)%	(0.42)
Portfolio turnover rate %	42

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$17.81	14.90	8.92	12.75	14.78	18.52

Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.12)	(0.07)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	$(1.23)	3.03	6.05	(3.76)	(1.96)	(3.14)
Total from investment operations	$(1.29)	2.91	5.98	(3.83)	(2.03)	(3.21)

Less distributions from:
Net investment income	$—	—	—	—	—	—
Net realized gain on investments	$—	—	—	—	—	0.53
Return of capital	$—	—	—	—	—	0.00 *
Total distributions	$—	—	—	—	—	0.53
Net asset value, end of period	$16.52	17.81	14.90	8.92	12.75	14.78

Total Return(2)%	(7.24)	19.53	67.04	(30.04)	(13.73)	(17.12)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$515,407	664,525	528,029	288,770	468,567	562,549

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.01	0.97	0.99	1.02	1.01	0.99
Gross expenses prior to brokerage commission recapture(3)%	1.03	1.03	1.04	1.05	1.01	0.99
Net investment income (loss)(3)%	(0.67)	(0.79)	(0.68)	(0.69)	(0.53)	(0.45)
Portfolio turnover rate %	42	126	111	159	211	59

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING ALLIANCE MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$17.76	14.88	8.92	8.37

Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.10)	(0.10)	(0.02)*
Net realized and unrealized gain on investments	$(1.23)	2.98	6.06	0.57
Total from investment operations	$(1.30)	2.88	5.96	0.55
Net asset value, end of period	$16.46	17.76	14.88	8.92

Total Return(2)%	(7.32)	19.35	66.82	6.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,567	12,901	4,638	158

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.16	1.12	1.14	1.18
Gross expenses prior to brokerage commission recapture(3)%	1.18	1.18	1.19	1.21
Net investment loss(3)%	(0.82)	(0.93)	(0.86)	(0.71)
Portfolio turnover rate %	42	126	111	159

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000(1)

Per Share Operating Performance:
Net asset value, beginning of period	$12.48	11.30	8.29	10.40	11.82	19.96

Income (loss) from investment operations:
Net investment income	$0.07	0.05	0.03	0.02 *	0.00 **	—
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.35)	1.19	2.98	(2.12)	(1.41)	(3.13)
Total from investment operations	$(0.28)	1.24	3.01	(2.10)	(1.41)	(3.13)

Less distributions from:
Net investment income	$—	0.06	—	0.00 *	0.01	0.02
Return of capital	$—	—	—	0.01	—	—
Net realized gain on investments	$—	—	—	—	—	4.99
Total distributions	$—	0.06	—	0.01	0.01	5.01
Net asset value, end of period	$12.20	12.48	11.30	8.29	10.40	11.82

Total Return(2)%	(2.24)	10.95	36.31	(20.18)	(11.91)	(14.56)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$355,054	389,945	358,796	226,961	255,251	232,963

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.22	1.26	1.25	1.25	1.26	1.25
Gross expenses prior to brokerage commission recapture(3)%	1.22	1.26	1.26	1.26	1.26	1.25
Net investment income (loss)(3)%	1.08	0.45	0.38	0.20	(0.01)	0.05
Portfolio turnover rate %	15	28	23	36	30	109

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(4) to
	June 30,			December 31,
	2005	2004(1)	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.43	11.30	8.29	8.05

Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.02	0.02	(0.00)**
Net realized and unrealized gain on investments and foreign currencies	$(0.34)	1.18	2.99	0.24
Total from investment operations	$(0.28)	1.20	3.01	0.24

Less distributions from:
Net investment income	$—	0.07	—	—
Total distributions	$—	0.07	—	—
Net asset value, end of period	$12.15	12.43	11.30	8.29

Total Return(2)%	(2.25)	10.64	36.31	2.98

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,406	4,770	2,081	60

Ratio to average net assets:
Net expenses after brokerage commission recapture(3)%	1.37	1.41	1.40	1.40
Gross expenses prior to brokerage commission recapture (3)%	1.37	1.41	1.41	1.41
Net investment income (loss)(3)%	0.98	0.21	0.23	(0.16)
Portfolio turnover rate %	15	28	23	36

(1) Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the ING Capital Guardian Managed Global Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000(1)

Per Share Operating Performance:
Net asset value, beginning of period	$11.79	10.99	7.84	10.53	10.71	23.44

Income (loss) from investment operations:
Net investment income	$0.02	0.02	0.02	0.02 *	0.01	0.04
Net realized and unrealized gain (loss) on investments	$(0.45)	0.80	3.14	(2.70)	(0.18)	(5.05)
Total from investment operations	$(0.43)	0.82	3.16	(2.68)	(0.17)	(5.01)

Less distributions from:
Net investment income	$—	0.02	0.01	0.01	0.01	0.03
Net realized gain on investments	$—	—	—	—	—	7.69
Total distributions	$—	0.02	0.01	0.01	0.01	7.72
Net asset value, end of period	$11.36	11.79	10.99	7.84	10.53	10.71

Total Return(2)%	(3.65)	7.48	40.36	(25.43)	(1.56)	(18.17)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$501,618	567,903	573,425	365,177	516,009	461,106

Ratio to average net assets:
Net expenses after brokerage commission recapture(3)%	0.91	0.91	0.93	0.94	0.95	0.95
Gross expenses prior to brokerage commission recapture(3)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment income(3)%	0.28	0.20	0.28	0.28	0.16	0.21
Portfolio turnover rate %	62	41	40	40	42	116

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(4) to
	June 30,				December 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.77	11.00		7.86	7.98

Income (loss) from investment operations:
Net investment income	$0.01	0.01	*	0.01	0.02 *
Net realized and unrealized gain (loss) on investments	$(0.45)	0.79		3.14	(0.14)
Total from investment operations	$(0.44)	0.80		3.15	(0.12)

Less distributions from:
Net investment income	$—	0.03		0.01	0.00 **
Total distributions	$—	0.03		0.01	0.00 **
Net asset value, end of period	$11.33	11.77		11.00	7.86

Total Return(2)%	(3.74)	7.32		40.08	(1.50)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$8,284	7,977		4,148	330

Ratio to average net assets:
Net expenses after brokerage commission recapture(3)%	1.06	1.06		1.08	1.10
Gross expenses prior to brokerage commission recapture (3)%	1.06	1.07		1.09	1.11
Net investment income(3)%	0.15	0.10		0.13	0.75
Portfolio turnover rate %	62	41		40	40

(1) Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the ING Capital Guardian Small/Mid Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period

	Class S

	Six Months						February 1,
	Ended	Year Ended December 31,					2000(1) to
	June 30,						December 31,
	2005	2004	2003		2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$11.54	10.58	7.74		10.18	10.58	10.00

Income (loss) from investment operations:
Net investment income	$0.03	0.05	0.02		0.03 *	0.01	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.20)	0.93	2.82		(2.45)	(0.39)	0.65
Total from investment operations	$(0.17)	0.98	2.84		(2.42)	(0.38)	0.68

Less distributions from:
Net investment income	$11.37	0.02	0.00	*	0.02	0.02	0.02
Net realized gain on investments	$—	—	—		—	0.00 **	0.08
Total distributions	$—	0.02	—		0.02	0.02	0.10
Net asset value, end of period	$11.37	11.54	10.58		7.74	10.18	10.58

Total Return(2)%	(1.47)	9.27	36.75		(23.79)	(3.62)	6.81

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$616,084	662,965	575,864		301,376	282,049	113,206

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.99	0.99	0.99		0.99	1.01	1.00
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00	1.00		1.01	1.01	1.00
Net investment income(3)%	0.46	0.44	0.30		0.33	0.17	0.60
Portfolio turnover rate %	15	23	21		27	29	22

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.52	10.58	7.76	7.45

Income from investment operations:
Net investment income	$0.02	0.03	0.01	0.01 *
Net realized and unrealized gain on investments and foreign currencies	$(0.19)	0.93	2.81	0.31
Total from investment operations	$(0.17)	0.96	2.82	0.32

Less distributions from:
Net investment income	$—	0.02	—	0.01
Total distributions	$—	0.02	—	0.01
Net asset value, end of period	$11.35	11.52	10.58	7.76

Total Return(2)%	(1.48)	9.10	36.34	4.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,139	10,038	6,788	344

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.14	1.14	1.14	1.12
Gross expenses prior to brokerage commission recapture(3)%	1.15	1.15	1.15	1.16
Net investment income(3)%	0.31	0.31	0.13	0.33
Portfolio turnover rate %	15	23	21	27

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$18.22	16.00	12.80	15.55	16.61	15.52

Income (loss) from investment operations:
Net investment income	$0.07	0.21	0.15	0.13 *	0.12	0.13
Net realized and unrealized gain (loss) on investments	$(0.34)	2.17	3.08	(2.78)	(0.86)	1.22
Total from investment operations	$(0.27)	2.38	3.23	(2.65)	(0.74)	1.35

Less distributions from:
Net investment income	$—	0.16	0.03	0.10	0.11	0.19
Net realized gain on investments	$—	—	—	—	0.21	0.02
Return of capital	$—	—	—	—	—	0.05
Total distributions	$—	0.16	0.03	0.10	0.32	0.26
Net asset value, end of period	$17.95	18.22	16.00	12.80	15.55	16.61

Total Return(1)%	(1.48)	14.88	25.26	(17.05)	(4.43)	8.77

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$202,302	229,065	217,037	177,515	204,675	186,345

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	0.90	0.91	0.94	0.94	0.95	0.95
Gross expenses prior to brokerage commission recapture(2)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment income(2)%	0.79	1.16	1.10	0.90	0.76	0.92
Portfolio turnover rate %	27	125	43	41	61	84

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(3) to
	June 30,				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.19	16.01	12.82		13.25

Income (loss) from investment operations:
Net investment income	$0.06	0.13	0.14	*	0.03 *
Net realized and unrealized gain (loss) on investments	$(0.34)	2.22	3.07		(0.38)
Total from investment operations	$(0.28)	2.35	3.21		(0.35)

Less distributions from:
Net investment income	$—	0.17	0.02		0.08
Total distributions	$—	0.17	0.02		0.08
Net asset value, end of period	$17.91	18.19	16.01		12.82

Total Return(1)%	(1.54)	14.72	25.05		(2.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,467	1,912	1,021		117

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	1.05	1.06	1.09		1.08
Gross expenses prior to brokerage commission recapture(2)%	1.06	1.07	1.09		1.10
Net investment income(2)%	0.68	1.07	0.92		0.83
Portfolio turnover rate %	27	125	43		41

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING EVERGREEN HEALTH SCIENCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months	May 3,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)
Net realized and unrealized gain on investments	$0.11	0.01
Total from investment operations	$0.12	—

Less distributions from:
Net investment income	$—	—
Total distributions	$—	—
Net asset value, end of period	$10.12	10.00

Total Return(2)%	1.20	0.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$61,149	31,957

Ratios to average net assets:
Expenses(3)%	1.02	1.00
Net investment income(3)%	0.24	(0.27)
Portfolio turnover rate %	33	88

	Class S2

	Six Months	May 3,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.01)
Net realized and unrealized gain on investments	$0.11	—
Total from investment operations	$0.11	(0.01)

Less distributions from:
Net investment income	$—	—
Total distributions	$—	—
Net asset value, end of period	$10.10	9.99

Total Return(2)%	1.10	(0.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,618	2,731

Ratios to average net assets:
Expenses(3)%	1.17	1.15
Net investment income(3)%	0.10	(0.41)
Portfolio turnover rate %	33	88

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	May 2,	Six Months	May 3,
	2005(1) to	Ended	2004(1) to
	June 30,	June 30,	December 31,
	2005	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.67	10.54	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	$0.53	(0.34)	0.56
Total from investment operations	$0.54	(0.35)	0.59

Less distributions from:
Net investment income	$—	—	0.05
Total distributions	$—	—	0.05
Net asset value, end of period	$10.21	10.19	10.54

Total Return(2)%	5.58	(3.32)	5.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14	6,802	5,670

Ratios to average net assets:
Expenses(3)%	0.61	0.86	0.85
Net investment income(3)%	0.18	(0.23)	0.28
Portfolio turnover rate %	62	62	87

	Class S2

	Six Months	May 3,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.53	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.02
Net realized and unrealized gain (loss) on investments	$(0.35)	0.56
Total from investment operations	$(0.36)	0.58

Less distributions from:
Net investment income	$—	0.05
Total distributions	$—	0.05
Net asset value, end of period	$10.17	10.53

Total Return(2)%	(3.42)	5.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$746	317

Ratios to average net assets:
Expenses(3)%	1.01	1.00
Net investment income(3)%	(0.37)	0.49
Portfolio turnover rate %	62	87

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months						October 2,
	Ended	Year Ended December 31,					2000(1) to
	June 30,						December 31,
	2005	2004	2003		2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$12.26	9.89	7.41		9.21	9.89	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.03)	0.02		0.03 *	0.02	0.04
Net realized and unrealized gain (loss) on investments	$0.35	2.41	2.46		(1.81)	(0.68)	(0.13)
Total from investment operations	$0.34	2.38	2.48		(1.78)	(0.66)	(0.09)

Less distributions from:
Net investment income	$—	0.01	0.00	**	0.02	0.02	0.02
Total distributions	$—	0.01	—		0.02	0.02	0.02
Net asset value, end of period	$12.60	12.26	9.89		7.41	9.21	9.89

Total Return(2)%	2.77	24.10	33.47		(19.34)	(6.64)	(0.87)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$280,142	252,605	163,668		91,198	58,712	13,834

Ratios to average net assets:
Expenses(3)%	1.01	1.01	1.00		1.01	1.01	1.00
Net investment income(3)%	(0.11)	(0.30)	0.32		0.33	0.47	1.70
Portfolio turnover rate %	57	151	93		106	89	20

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.24	9.90	7.43	7.76

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.03)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments	$0.34	2.39	2.46	(0.33)
Total from investment operations	$0.33	2.36	2.47	(0.32)

Less distributions from:
Net investment income	$—	0.02	—	0.01
Total distributions	$—	0.02	—	0.01
Net asset value, end of period	$12.57	12.24	9.90	7.43

Total Return(2)%	2.70	23.83	33.24	(4.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,011	9,814	3,752	226

Ratios to average net assets:
Expenses(3)%	1.16	1.16	1.15	1.16
Net investment income (loss)(3)%	(0.25)	(0.45)	0.17	0.30
Portfolio turnover rate %	57	151	93	106

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING FMRSM EARNINGS GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S	Class S2

	April 29,	May 4,	June 1,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.12	10.48

Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.00 *	(0.00)**
Net realized and unrealized gain loss on investments	$0.25	0.13	(0.22)
Total from investment operations	$0.26	0.13	(0.22)

Less distributions from:
Net investment income	$—	—	—
Total distributions	$—	—	—
Net asset value, end of period	$10.26	10.25	10.26

Total Return(2)%	2.60	1.28	(2.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,265	251	10

Ratios to average net assets:
Expenses(3)%	0.71	0.96	1.11
Net investment income(3)%	0.80	0.18	(0.25)
Portfolio turnover rate %	7	7	7

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Amount is less than $0.01.

** Amount is less than ($0.01).

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		July 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.74	14.90	10.90

Income from investment operations:
Net investment income	$0.10	0.14	0.05
Net realized and unrealized gain on investments and foreign currencies	$1.61	0.85	4.00
Total from investment operations	$1.71	0.99	4.05

Less distributions from:
Net investment income	$—	0.15	0.05
Total distributions	$—	0.15	0.05
Net asset value, end of period	$17.45	15.74	14.90

Total Return(2)%	10.86	6.67	37.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,001	2,420	211

Ratios to average net assets:
Expenses(3)%	0.66	0.67	0.69
Net investment income(3)%	1.50	1.77	2.33
Portfolio turnover rate %	180	176	117

	Class S

	Six
	Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004		2003	2002		2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$15.71	14.89		9.81	9.79		11.14	11.76

Income (loss) from investment operations:
Net investment income	$0.08	0.20	*	0.16	0.16	*	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	$1.60	0.75		4.96	(0.08)		(1.54)	(0.57)
Total from investment operations	$1.68	0.95		5.12	0.08		(1.35)	(0.56)

Less distributions from:
Net investment income	$—	0.13		0.04	0.06		—	0.05
Return of capital	$—	—		—	—		—	0.01
Total distributions	$—	0.13		0.04	0.06		—	0.06
Net asset value, end of period	$17.39	15.71		14.89	9.81		9.79	11.14

Total Return(2)%	10.69	6.42		52.22	0.80		(12.12)	(4.73)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$247,306	190,176		144,294	69,313		33,787	42,109

Ratios to average net assets:
Expenses(3)%	0.91	0.91		0.94	0.94		0.95	0.95
Net investment income(3)%	1.31	1.69		2.52	1.50		1.68	1.00
Portfolio turnover rate %	180	176		117	187		240	207

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.68	14.90		9.82	9.95

Income (loss) from investment operations:
Net investment income	$0.09	0.20	*	0.12	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$1.57	0.72		5.00	(0.12)
Total from investment operations	$1.66	0.92		5.12	(0.09)

Less distributions from:
Net investment income	$—	0.14		0.04	0.04
Return of capital	$—	—		—	—
Total distributions	$—	0.14		0.04	0.04
Net asset value, end of period	$17.34	15.68		14.90	9.82

Total Return(2)%	10.59	6.23		52.12	(0.87)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$14,949	10,141		3,075	107

Ratios to average net assets:
Expenses(3)%	1.06	1.07		1.09	1.10
Net investment income(3)%	1.14	1.40		1.89	0.94
Portfolio turnover rate %	180	176		117	187

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

		Class S

		Six Months				May 1,
		Ended	Year Ended December 31,			2001(2) to
		June 30,				December 31,
		2005	2004	2003	2002(1)	2001

Per Share Operating Performance:
Net asset value, beginning of period		$7.48	6.71	4.76	7.69	10.00

Income (loss) from investment operations:
Net investment loss		$(0.04)	(0.04)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments		$(0.26)	0.81	2.01	(2.83)	(2.25)
Total from investment operations		$(0.30)	0.77	1.95	(2.93)	(2.31)
Net asset value, end of period		$7.18	7.48	6.71	4.76	7.69

Total Return(3)%		(4.01)	11.48	40.97	(38.10)	(23.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$59,729	68,172	53,825	15,199	9,255

Ratios to average net assets:
Net expenses after reimbursement of unified fee	%	1.40	1.61	1.85	1.86	1.85
Gross expenses prior to reimbursement of unified fee	%	1.61	1.61	1.85	1.86	1.85
Net investment loss(4)%		(1.02)	(0.60)	(1.64)	(1.79)	(1.69)
Portfolio turnover rate	%	27	64	30	42	21

		Class S2

		Six Months	Year Ended		September 9,
		Ended	December 31,		2002(2) to
		June 30,			December 31,
		2005	2004	2003(1)	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period		$7.46	6.70	4.76	4.52

Income (loss) from investment operations:
Net investment loss		$(0.04)	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments		$(0.27)	0.80	2.02	0.27
Total from investment operations		$(0.31)	0.76	1.94	0.24
Net asset value, end of period		$7.15	7.46	6.70	4.76

Total Return(3)%		(4.16)	11.34	40.76	5.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$4,831	4,361	2,597	64

Ratios to average net assets:
Net expenses after reimbursement of unified fee	%	1.45	1.76	2.00	2.01
Gross expenses prior to reimbursement of unified fee	%	1.66	1.76	2.00	2.01
Net investment loss(4)%		(1.52)	(0.69)	(1.77)	(1.93)
Portfolio turnover rate	%	27	64	30	42

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months				December 17,
	Ended	Year Ended December 31,			2001(1) to
	June 30,				December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.27	8.88	6.89	8.29	8.26

Income (loss) from investment operations:
Net investment income (loss)	$0.13	0.12	0.09	0.06 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.52)	1.36	1.92	(1.40)	0.03
Total from investment operations	$(0.39)	1.48	2.01	(1.34)	0.03

Less distributions from:
Net investment income	$—	0.09	0.02	0.04	—
Net realized gain on investments	$—	—	—	0.02	—
Total distributions	$—	0.09	0.02	0.06	—
Net asset value, end of period	$9.88	10.27	8.88	6.89	8.29

Total Return(2)%	(3.80)	16.71	29.17	(16.15)	0.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$176,266	201,115	184,662	139,789	171,577

Ratios to average net assets:
Expenses(3)%	1.26	1.26	1.26	1.26	1.25
Net investment income (loss)(3)%	2.32	1.19	1.19	0.69	(0.15)
Portfolio turnover rate %	52	87	116	115	99

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.25	8.89	6.90	7.10

Income (loss) from investment operations:
Net investment income (loss)	$0.11	0.07	0.05	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.50)	1.39	1.96	(0.14)
Total from investment operations	$(0.39)	1.46	2.01	(0.15)

Less distributions from:
Net investment income	$—	0.10	0.02	0.03
Net realized gain on investment	$—	—	—	0.02
Total distributions	$—	0.10	0.02	0.05
Net asset value, end of period	$9.86	10.25	8.89	6.90

Total Return(2)%	(3.80)	16.47	29.07	(2.11)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,529	9,103	4,990	264

Ratios to average net assets:
Expenses(3)%	1.41	1.41	1.41	1.41
Net investment income (loss)(3)%	2.24	0.94	0.71	(0.27)
Portfolio turnover rate %	52	87	116	115

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months					October 2,
	Ended	Year Ended December 31,				2000(1) to
	June 30,					December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$11.01	9.40	6.25	8.44	8.91	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.01	(0.03)	(0.03)*	0.00 **	0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.02	1.60	3.18	(2.16)	(0.45)	(1.12)
Total from investment operations	$0.04	1.61	3.15	(2.19)	(0.45)	(1.08)

Less distributions from:
Net investment income	$—	—	—	—	0.02	0.01
Net realized gain on investments	$—	—	—	—	—	0.00 *
Total distributions	$—	—	—	—	0.02	0.01
Net asset value, end of period	$11.05	11.01	9.40	6.25	8.44	8.91

Total Return(2)%	0.36	17.13	50.40	(25.95)	(5.03)	(10.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$62,641	65,770	53,873	21,815	26,151	8,125

Ratios to average net assets:
Net expenses after brokerage commission recapture (3)%	1.05	1.05	1.08	1.07	1.11	1.10
Gross expenses prior to brokerage commission recapture(3)%	1.05	1.06	1.11	1.11	1.11	1.10
Net investment income (loss)(3)%	0.37	0.14	(0.50)	(0.42)	0.25	1.92
Portfolio turnover rate %	18	33	43	54	95	12

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.98	9.39	6.25	6.42

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.02)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.02	1.61	3.18	(0.16)
Total from investment operations	$0.03	1.59	3.14	(0.17)
Net asset value, end of period	$11.01	10.98	9.39	6.25

Total Return(2)%	0.27	16.93	50.24	(2.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,759	2,178	802	65

Ratios to average net assets:
Net expenses after brokerage commission recapture (3)%	1.20	1.20	1.23	1.25
Gross expenses prior to brokerage commission recapture(3)%	1.20	1.21	1.26	1.26
Net investment income (loss)(3)%	0.24	(0.07)	(0.76)	(0.74)
Portfolio turnover rate %	18	33	43	54

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002(1)	2001	2000

Per Share Operating Performance:
Net asset value, beginning of year	$14.75	13.14	10.03	14.20	16.33	20.02

Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.09	0.04	0.02 *	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$(0.44)	1.56	3.08	(4.17)	(2.13)	(3.08)
Total from investment operations	$(0.38)	1.65	3.12	(4.15)	(2.12)	(3.08)

Less distributions from:
Net investment income	$—	0.04	0.01	0.02	0.01	—
Net realized gain on investments	$—	—	—	—	—	0.61
Total distributions	$—	0.04	0.01	0.02	0.01	0.61
Net asset value, end of year	$14.37	14.75	13.14	10.03	14.20	16.33

Total Return(2)%	(2.58)	12.58	31.11	(29.26)	(12.98)	(15.22)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$285,162	322,510	340,331	287,276	450,704	491,555

Ratios to average net assets:
Net expenses after brokerage commission recapture (3)%	0.87	0.88	0.89	0.87	0.95	0.95
Gross expenses prior to brokerage commission recapture(3)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment income(3)%	0.65	0.58	0.33	0.20	0.09	0.00 **
Portfolio turnover rate %	47	90	106	158	40	62

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(4) to
	June 30,			December 31,
	2005	2004	2003	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$14.71	13.14	10.04	10.17

Income (loss) from investment operations:
Net investment income	$0.04	0.04	0.02	0.01 *
Net realized and unrealized gain (loss) on investments	$(0.42)	1.59	3.09	(0.14)
Total from investment operations	$(0.38)	1.63	3.11	(0.13)

Less distributions from:
Net investment income	$—	0.06	0.01	0.00 **
Total distributions	$—	0.06	0.01	0.00
Net asset value, end of period	$14.33	14.71	13.14	10.04

Total Return(2)%	(2.58)	12.44	30.93	(1.27)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,193	3,292	1,641	44

Ratios to average net assets:
Net expenses after brokerage commission recapture (3)%	1.02	1.03	1.04	0.91
Gross expenses prior to brokerage commission recapture(3)%	1.06	1.07	1.09	1.10
Net investment income(3)%	0.51	0.53	0.21	0.23
Portfolio turnover rate %	47	90	106	158

(1) Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01 or 0.01%.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS
EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005(1)	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of year	$10.89	9.28	6.34	7.10	7.59	11.56

Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.05	0.06	0.02 *	0.09	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.60	1.60	2.90	(0.78)	(0.49)	(3.86)
Total from investment operations	$0.67	1.65	2.96	(0.76)	(0.40)	(3.91)

Less distributions from:
Net investment income	$—	0.04	0.02	—	0.08	—
Net realized gain on investments	$—	—	—	—	0.01	0.06
Total distributions	$—	0.04	0.02	—	0.09	0.06
Net asset value, end of year	$11.56	10.89	9.28	6.34	7.10	7.59

Total Return(2)%	6.15	17.76	46.62	(10.70)	(5.25)	(33.79)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$193,844	156,615	113,494	62,732	74,797	60,541

Ratios to average net assets:
Expenses(3)%	1.51	1.54	1.77	1.76	1.76	1.75
Net investment income (loss)(3)%	1.47	0.62	1.06	0.25	1.27	(0.39)
Portfolio turnover rate %	105	166	95	166	180	130

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(4) to
	June 30,				December 31,
	2005(1)	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.85	9.26	6.34		6.48

Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.02	0.05	*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.59	1.62	2.88		(0.13)
Total from investment operations	$0.65	1.64	2.93		(0.14)

Less distributions from:
Net investment income	$—	0.05	0.01		—
Total distributions	$—	0.05	0.01		—
Net asset value, end of period	$11.50	10.85	9.26		6.34

Total Return(2)%	5.99	17.68	46.25		(2.16)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,286	7,223	1,955		89

Ratios to average net assets:
Expenses(3)%	1.66	1.69	1.92		1.91
Net investment income (loss)(3)%	1.36	0.40	0.91		(0.77)
Portfolio turnover rate %	105	166	95		166

(1) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year

(4) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 6,	Six Months	Year Ended		May 1,
	Ended	2004(1) to	Ended	December 31,		2002(1) to
	June, 30	December 31,	June 30,			December 31,
	2005	2004	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.39	11.15	13.37	10.63	7.92	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.01	0.00 *	(0.02)	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments	$(0.08)	2.24	(0.07)	2.77	2.74	(2.05)
Total from investment operations	$(0.06)	2.25	(0.07)	2.75	2.71	(2.08)

Less distributions from:
Net realized gains on investments	$—	0.01	—	0.01	—	—
Total distributions	$—	0.01	—	0.01	—	—
Net asset value, end of period	$13.33	13.39	13.30	13.37	10.63	7.92

Total Return(2)%	(0.45)	20.21	(0.52)	25.91	34.22	(20.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,873	41,807	168,510	158,732	65,648	13,458

Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture (3)%	0.90	0.89	1.15	1.15	1.14	1.13
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%	0.90	0.89	1.15	1.15	1.15	1.15
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%	0.90	0.89	1.15	1.15	1.15	1.15
Net investment income (loss)(3)%	0.28	0.12	0.04	(0.30)	(0.56)	(0.48)
Portfolio turnover rate %	24	147	24	147	35	15

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June, 30				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.32	10.60	7.92		8.23

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.06	)*	(0.01)*
Net realized and unrealized gain (loss) on investments	$(0.07)	2.76	2.74		(0.30)
Total from investment operations	$(0.08)	2.73	2.68		(0.31)

Less distributions from:
Net realized gains on investments	$—	0.01	—		—
Total distributions	$—	0.01	—		—
Net asset value, end of period	$13.24	13.32	10.60		7.92

Total Return(2)%	(0.60)	25.79	33.84		(3.77)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,936	32,605	11,044		521

Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture(3)%	1.30	1.30	1.29		1.29
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%	1.30	1.30	1.30		1.31
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%	1.30	1.30	1.30		1.31
Net investment loss(3)%	(0.10)	(0.42)	(0.70)		(0.55)
Portfolio turnover rate %	24	147	35		15

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S	Class S2

	May 4,	April 29,	May 4,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.17	10.05	10.17

Income (loss) from investment operations:
Net investment income	$0.04 *	0.03 *	0.02 *
Net realized and unrealized loss on investments	$0.15	0.28	0.17
Total from investment operations	$0.19	0.31	0.19

Less distributions from:
Net investment income	$—	—	—
Total distributions	$—	—	—
Net asset value, end of period	$10.36	10.36	10.36

Total Return(2)%	1.87	3.08	1.87

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,982	85,693	187

Ratios to average net assets:
Expenses(3)%	0.47	0.72	0.87
Net investment income(3)%	1.92	1.53	1.19
Portfolio turnover rate %	18	18	18

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	December 6,	Six Months	Year Ended		May 1,
	Ended	2004(1) to	Ended	December 31,		2002(1) to
	June 30,	December 31,	June 30,			December 31,
	2005	2004	2005	2004	2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.21	11.89	12.22	10.42	8.28	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.14 *	(0.00)**	0.13 *	0.05	0.04	0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.18)	0.41	(0.19)	1.83	2.52	(1.74)
Total from investment operations	$(0.04)	0.41	(0.06)	1.88	2.56	(1.70)

Less distributions from:
Net investment income	$—	0.02	—	0.01	0.07	0.02
Net realized gain on investments	$—	0.07	—	0.07	0.35	—
Total distributions	$—	0.09	—	0.08	0.42	0.02
Net asset value, end of period	$12.17	12.21	12.16	12.22	10.42	8.28

Total Return(3)%	(0.33)	3.47	(0.49)	18.03	31.06	(16.97)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,148	2,993	545,067	379,495	37,205	9,147

Ratios to average net assets:
Expenses(4)%	0.93	0.96	1.18	1.21	1.25	1.25
Net investment income (loss)(4)%	2.30	(0.56)	2.21	0.39	0.69	0.57
Portfolio turnover rate %	39	104	39	104	183	23

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004		2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.22	10.43		8.30	8.56

Income (loss) from investment operations:
Net investment income (loss)	$0.11	0.05		0.03	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.18)	1.81		2.51	(0.24)
Total from investment operations	$(0.07)	1.86		2.54	(0.25)

Less distributions from:
Net investment income	$—	0.00	**	0.06	0.01
Net realized gain on investments	$—	0.07		0.35	—
Total distributions	$—	0.07		0.41	0.01
Net asset value, end of period	$12.15	12.22		10.43	8.30

Total Return(3)%	(0.57)	17.86		30.79	(2.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,038	20,429		2,555	174

Ratios to average net assets:
Expenses(4)%	1.33	1.36		1.40	1.41
Net investment income (loss)(4)%	2.06	0.22		0.33	(0.32)
Portfolio turnover rate %	39	104		183	23

(1) Commencement of operations.

(2) Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 6,	Six Months						October 2,
	Ended	2004(1) to	Ended	Year Ended December 31,					2000(1) to
	June 30,	December 31,	June 30,						December 31,
	2005	2004	2005	2004	2003		2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.03	8.86	10.03	8.82	7.20		8.97	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.00 *	(0.01)	(0.01)	0.02		0.04 **	0.02	0.07 **
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.20)	1.20	(0.20)	1.23	1.60		(1.78)	(0.97)	(0.09)
Total from investment operations	$(0.20)	1.20	(0.21)	1.22	1.62		(1.74)	(0.95)	(0.02)

Less distributions from:
Net investment income	$—	0.03	—	0.01	0.00	*	0.03	0.05	0.01
Total distributions	$—	0.03	—	0.01	0.00	*	0.03	0.05	0.01
Net asset value, end of period	$9.83	10.03	9.82	10.03	8.82		7.20	8.97	9.97

Total Return(2)%	(1.99)	13.52	(2.09)	13.87	22.53		(19.41)	(9.51)	(0.21)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,734	3,713	417,937	324,740	223,701		130,480	93,222	15,231

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.80	0.81	1.05	1.06	1.09		1.08	1.11	1.10
Gross expenses prior to brokerage commission recapture (3)%	0.80	0.81	1.05	1.06	1.10		1.11	1.11	1.10
Net investment income (loss)(3)%	0.07	0.13	(0.17)	(0.07)	0.32		0.49	0.93	2.63
Portfolio turnover rate %	6	95	6	95	38		50	42	5

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.02	8.83	7.22	7.36

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	0.01	0.01 **
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.21)	1.23	1.60	(0.13)
Total from investment operations	$(0.22)	1.21	1.61	(0.12)

Less distributions from:
Net investment income	$—	0.02	—	0.02
Total distributions	$—	0.02	—	0.02
Net asset value, end of period	$9.80	10.02	8.83	7.22

Total Return(2)%	(2.20)	13.66	22.30	(1.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,331	13,927	7,175	597

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.20	1.21	1.24	1.21
Gross expenses prior to brokerage commission recapture (3)%	1.20	1.21	1.25	1.26
Ratio of net investment income (loss) to average net assets(3)%	(0.31)	(0.23)	0.16	0.49
Portfolio turnover rate %	6	95	38	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class I

April 29(1)
2005 to
June 30,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.14

Income (loss) from investment operations:
Net investment income	$0.08 *
Net realized and unrealized loss on investments	$(0.01)
Total from investment operations	$0.07
Total distributions	$—
Net asset value, end of period	$11.21

Total Return(2)%	0.63

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$58

Ratios to average net assets:
Expenses(3)%	0.29
Net investment income(3)%	4.03
Portfolio turnover rate %	125

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004		2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$11.10	11.65		11.44	11.02	10.53	10.42

Income (loss) from investment operations:
Net investment income	$0.19 *	0.65	*	0.43	0.46 *	0.41	0.55
Net realized and unrealized gain (loss) on investments	$(0.09)	(0.49)		(0.10)	0.34	0.52	0.26
Total from investment operations	$0.10	0.16		0.33	0.80	0.93	0.81

Less distributions from:
Net investment income	$—	0.61		(0.09)	(0.33)	(0.44)	(0.70)
Net realized gain on investments	$—	0.10		(0.03)	(0.05)	—	—
Total distributions	$—	0.71		(0.12)	(0.38)	(0.44)	(0.70)
Net asset value, end of period	$11.20	11.10		11.65	11.44	11.02	10.53

Total Return(2)%	0.90	1.38		2.84	7.24	8.84	7.73

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$338,957	393,161		572,056	611,262	462,492	251,060

Ratios to average net assets:
Expenses(3)%	0.54	0.53		0.53	0.53	0.54	0.56
Net investment income(3)%	3.41	3.35		3.26	4.03	4.98	6.11
Portfolio turnover rate %	125	197		91	169	117	153

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 7,	Six Months
	Ended	2004(1) to	Ended	Year Ended December 31,
	June 30,	December 31,	June 30,
	2005	2004	2005	2004		2003		2002		2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00	1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income	$0.012	0.009	0.011	0.009		0.007		0.014	**	0.038	0.059
Net realized and unrealized gain (loss) on investments	$(0.012)	(0.000)*	(0.000)*	(0.000	)*	(0.000	)*	—		—	—
Total from investment operations	$—	0.009	0.011	0.009		0.007		0.014		0.038	0.059

Less distributions from:
Net investment income	$—	0.009	0.011	0.009		0.007		0.014		0.038	0.059
Total distributions	$—	0.009	0.011	0.009		0.007		0.014		0.038	0.059
Net asset value, end of period	$1.00	1.00	1.00	1.00		1.00		1.00		1.00	1.00

Total Return(2)%	1.24	0.86	1.12	0.92		0.75		1.43		3.85	6.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$131,318	125,543	741,603	675,387		772,725		1,091,743		1,126,626	718,891

Ratios to average net assets:
Expenses(3)%	0.29	0.29	0.54	0.54		0.53		0.53		0.54	0.55
Net investment income (3)%	2.50	1.43	2.25	0.91		0.75		1.42		3.63	5.91

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1)to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.010	0.008		0.006		0.003 **
Net realized and unrealized gain (loss) on investments	$0.000	(0.000	)*	(0.000	)*	—
Total from investment operations	$0.010	0.008		0.006		0.003

Less distributions from:
Net investment income	$0.010	0.008		0.006		0.003
Total distributions	$0.010	0.008		0.006		0.003
Net asset value, end of period	$1.00	1.00		1.00		1.00

Total Return(2)%	1.04	0.77		0.60		0.35

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$17,397	10,124		5,235		1,810

Ratios to average net assets:
Expenses(3)%	0.69	0.69		0.68		0.67
Net investment income(3)%	2.10	0.84		0.55		1.09

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

 * Amount is less than $0.001.

** Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2004

Per Share Operating Performance:
Net asset value, beginning of period	$14.57	12.91	10.27

Income from investment operations:
Net investment income	$0.04 *	0.04	0.00 *
Net realized and unrealized gain on investments and foreign currencies	$0.10	1.62	2.64
Total from investment operations	$0.14	1.66	2.64
Net asset value, end of period	$14.71	14.57	12.91

Total Return(2)%	0.96	12.86	25.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,468	3,285	1,926

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.76	0.75	0.77
Gross expenses prior to brokerage commission recapture (3)%	0.78	0.78	0.79
Net investment income(3)%	0.50	0.30	0.01
Portfolio turnover rate %	39	72	82

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002(4)	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$14.51	12.90	9.72	13.80	19.78	27.49

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.01	(0.02)	(0.02)*	0.00 **	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.11	1.60	3.20	(4.06)	(5.98)	(6.43)
Total from investment operations	$0.13	1.61	3.18	(4.08)	(5.98)	(6.14)

Less distributions from:
Net investment income	$—	—	—	—	—	0.34
Net realized gain on investments	$—	—	—	—	—	1.23
Return of capital	$—	—	—	—	—	0.00 **
Total distributions	$—	—	—	—	—	1.57
Net asset value, end of period	$14.64	14.51	12.90	9.72	13.80	19.78

Total Return(2)%	0.90	12.48	32.72	(29.57)	(30.23)	(21.99)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$856,714	882,416	845,269	616,225	1,101,625	1,638,875

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.01	1.00	1.02	0.97	1.01	0.99
Gross expenses prior to brokerage commission recapture (3)%	1.03	1.03	1.04	1.04	1.01	0.99
Net investment income (loss)(3)%	0.24	0.04	(0.17)	(0.15)	0.01	0.19
Portfolio turnover rate %	39	72	82	186	88	60

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002(2)

Per Share Operating Performance:
Net asset value, beginning of period	$14.47	12.88	9.71	9.81

Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.10	1.60	3.21	(0.09)
Total from investment operations	$0.11	1.59	3.17	(0.10)
Net asset value, end of period	$14.58	14.47	12.88	9.71

Total Return(3)%	0.76	12.34	32.65	(1.02)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$17,799	15,096	8,268	102

Ratios to average net assets:
Net expenses after brokerage commission recapture(4)%	1.16	1.15	1.17	1.05
Gross expenses prior to brokerage commission recapture (4)%	1.18	1.18	1.19	1.21
Net investment income (loss)(4)%	0.09	(0.10)	(0.39)	(0.43)
Portfolio turnover rate %	39	72	82	186

(1) Commencement of operations.

(2) Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00

Income from investment operations:
Net investment income	$0.04	0.02
Net realized and unrealized gain on investments	$0.19	0.20
Total from investment operations	$0.23	0.22
Net asset value, end of period	$10.23	10.22

Total Return(2)%	2.30	2.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,367	6,883

Ratios to average net assets:
Expenses(3)%	0.61	0.86
Net investment income(3)%	2.47	1.25
Portfolio turnover rate %	34	34

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING MERCURY FOCUS VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 18,	Six Months	Year Ended		May 1,
	Ended	2004(1) to	Ended	December 31,		2002(1) to
	June 30,	December 31,	June 30,			December 31,
	2005	2004	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.70	10.75	11.69	10.98	8.45	10.00

Income (loss) from investment operations:
Net investment income	$0.04	0.05	0.04	0.02	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$(0.16)	1.46	(0.18)	1.24	2.62	(1.55)
Total from investment operations	$(0.12)	1.51	(0.14)	1.26	2.63	(1.55)

Less distributions from:
Net investment income	$—	0.04	—	0.03	0.01	—
Net realized gain on investments	$—	0.52	—	0.52	0.09	—

Total distributions	$—	0.56	—	0.55	0.10	—
Net asset value, end of period	$11.58	11.70	11.55	11.69	10.98	8.45

Total Return(2)%	(1.03)	14.15	(1.20)	11.52	31.22	(15.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,410	47,498	39,790	74,928	27,213	8,045

Ratios to average net assets:
Net expenses after to reimbursement of unified fee(3)%	0.80	0.80	1.05	1.05	1.05	1.05
Gross expenses prior to reimbursement of unified fee(3)%	0.80	0.80	1.05	1.05	1.05	1.05
Net investment income (loss)(3)%	0.71	0.76	0.48	0.34	0.17	0.06
Portfolio turnover rate %	64	75	64	75	76	61

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.67	10.96	8.44		8.21

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.02	0.00	*	(0.01)*
Net realized and unrealized gain (loss) on investments	$(0.17)	1.22	2.62		0.24
Total from investment operations	$(0.15)	1.24	2.62		0.23

Less distributions from:
Net investment income	$—	0.01	0.01		—
Net realized gain on investments	$—	0.52	0.09		—
Total distributions	$—	0.53	0.10		—
Net asset value, end of period	$11.52	11.67	10.96		8.44

Total Return(2)%	(1.29)	11.41	31.07		2.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,597	2,417	805		58

Ratios to average net assets:
Net expenses after reimbursement of unified fee (3)%	1.20	1.20	1.20		1.21
Gross expenses prior to reimbursement of unified fee(3)%	1.20	1.20	1.20		1.21
Net investment income(3)%	0.30	0.22	0.01		(0.37)
Portfolio turnover rate %	64	75	76		61

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING MERCURY LARGE CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months	Year Ended			May 1,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.48	10.22		8.05	10.00

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.00	)*	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$0.18	1.12		2.19	(1.94)
Total from investment operations	$0.16	1.12		2.17	(1.95)

Less distributions from:
Net realized gain on investments	$—	0.85		—	—
Return of capital	$—	0.01		—	—
Total distributions	$—	0.86		—	—
Net asset value, end of period	$10.64	10.48		10.22	8.05

Total Return(2)%	1.53	11.10		26.96	(19.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$21,634	18,862		14,481	4,757

Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%	1.05	1.05		1.05	1.05
Gross expenses prior to reimbursement of unified fee (3)%	1.06	1.05		1.05	1.05
Net investment loss(3)%	(0.32)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate %	78	204		102	56

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.44	10.20	8.05	8.42

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.01)	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$0.17	1.11	2.17	(0.36)
Total from investment operations	$0.15	1.10	2.15	(0.37)

Less distributions from:
Net realized gain on investments	$—	0.85	—	—
Return of capital	$—	0.01	—	—
Total distributions	$—	0.86	—	—
Net asset value, end of period	$10.59	10.44	10.20	8.05

Total Return(2)%	1.44	10.93	26.71	(4.39)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,224	2,167	857	117

Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%	1.20	1.21	1.20	1.21
Gross expenses prior to reimbursement of unified fee (3)%	1.21	1.21	1.20	1.21
Net investment loss(3)%	(0.47)	(0.09)	(0.43)	(0.26)
Portfolio turnover rate %	78	204	102	56

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.68	10.13	7.79

Income (loss) from investment operations:
Net investment loss	$(0.00)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.48)	1.58	2.36
Total from investment operations	$(0.48)	1.55	2.34
Net asset value, end of period	$11.20	11.68	10.13

Total Return(2)%	(4.11)	15.30	30.04

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,349	4,953	3,396

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee(3)%	0.61	0.62	0.61
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture %	0.64	0.64	0.65
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%	0.65	0.64	0.65
Net investment loss(3)%	(0.09)	(0.32)	(0.18)
Portfolio turnover rate %	37	80	95

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$11.62	10.10	7.26	14.18	18.67	29.59

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.07)	(0.03)	(0.05)*	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.47)	1.59	2.87	(6.87)	(4.31)	1.43
Total from investment operations	$(0.49)	1.52	2.84	(6.92)	(4.41)	1.33

Less distributions from:
Net realized gain on investments	$—	—	—	—	(0.08)	(12.25)
Total distributions	$—	—	—	—	(0.08)	(12.25)
Net asset value, end of period	$11.13	11.62	10.10	7.26	14.18	18.67

Total Return(2)%	(4.22)	15.05	39.12	(48.80)	(23.62)	8.18

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$642,444	764,301	743,049	522,323	1,133,396	1,461,745

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee(3)%	0.86	0.87	0.86	0.84	0.89	0.88
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture %	0.89	0.89	0.90	0.90	0.89	0.88
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%	0.90	0.89	0.90	0.90	0.89	0.88
Net investment loss(3)%	(0.39)	(0.58)	(0.41)	(0.44)	(0.64)	(0.58)
Portfolio turnover rate %	57	80	95	163	94	150

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.59	10.09	7.26		7.36

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.06)	(0.05	)*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.47)	1.56	2.88		(0.09)
Total from investment operations	$(0.50)	1.50	2.83		(0.10)
Net asset value, end of period	$11.09	11.59	10.09		7.26

Total Return(2)%	(4.31)	14.87	38.98		(1.36)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$17,159	17,124	9,620		559

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee(3)%	1.01	1.02	1.01		0.95
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%	1.04	1.04	1.05		1.06
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%	1.05	1.04	1.05		1.06
Net investment loss %	(0.53)	(0.71)	(0.59)		(0.30)
Portfolio turnover rate %	37	80	95		163

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.81	17.22	15.19

Income (loss) from investment operations:
Net investment income	$0.24 *	0.47 *	0.58
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.08)	1.50	1.55
Total from investment operations	$0.16	1.97	2.13

Less distributions from:
Net investment income	$—	0.38	0.10
Net realized gain on investments	$—	—	—
Total distributions	$—	0.38	0.10
Net asset value, end of period	$18.97	18.81	17.22

Total Return(2)%	0.85	11.45	14.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,901	5,119	2,303

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	0.65	0.63	0.64
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture %	0.65	0.64	0.65
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	0.65	0.64	0.65
Net investment income(3)%	2.63	2.69	2.61
Portfolio turnover rate %	30	66	57

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004		2003		2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$18.78	17.21		14.81		15.98	17.00	15.80

Income (loss) from investment operations:
Net investment income	$0.22 *	0.41	*	0.37	*	0.44 *	0.44	0.50
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.07)	1.50		2.11		(1.25)	(0.37)	2.07
Total from investment operations	$0.15	1.91		2.48		(0.81)	0.07	2.57

Less distributions from:
Net investment income	$—	0.34		0.08		0.34	0.46	0.63
Net realized gain on investments	$—	—		—		0.02	0.63	0.74
Total distributions	$—	0.34		0.08		0.36	1.09	1.37
Net asset value, end of period	$18.93	18.78		17.21		14.81	15.98	17.00

Total Return(2)%	0.80	11.12		16.75		(5.10)	0.49	16.50

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$1,505,382	1,483,814		1,326,168		1,026,503	1,002,724	832,527

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	0.90	0.88		0.89		0.89	0.89	0.88
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	0.90	0.89		0.90		0.90	0.89	0.88
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	0.90	0.89		0.90		0.90	0.89	0.88
Net investment income(3)%	2.37	2.42		2.41		2.82	2.88	3.28
Portfolio turnover rate %	30	66		57		81	106	113

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.71	17.18		14.82		14.97

Income (loss) from investment operations:
Net investment income	$0.21 *	0.39	*	0.36	*	0.12 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.08)	1.50		2.07		0.07
Total from investment operations	$0.13	1.89		2.43		0.19

Less distributions from:
Net investment income	$—	0.36		0.07		0.32
Net realized gain on investments	$—	—		—		0.02
Total distributions	$—	0.36		0.07		0.34
Net asset value, end of period	$18.84	18.71		17.18		14.82

Total Return(2)%	0.69	11.02		16.40		1.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,970	36,969		18,035		966

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	1.05	1.03		1.04		1.03
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture %	1.05	1.04		1.05		1.06
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	1.05	1.04		1.05		1.06
Net investment income(3)%	2.23	2.30		2.27		2.59
Portfolio turnover rate %	30	66		57		81

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.07

Income (loss) from investment operations:
Net investment income	$0.06	0.05 *
Net realized and unrealized gain on investments	$0.65	0.58
Total from investment operations	$0.71	0.63
Net asset value, end of period	$10.71	10.70

Total Return(2)%	7.10	6.26

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,999	41,744

Ratios to average net assets:
Expenses(3)%	0.65	0.90
Net investment income(3)%	3.18	3.12
Portfolio turnover rate %	9	9

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.65	14.87	12.45

Income (loss) from investment operations:
Net investment income	$0.10 *	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.18)	1.77	2.30
Total from investment operations	$(0.08)	1.95	2.47

Less distributions from:
Net investment income	$—	0.17	0.05
Total distributions	$—	0.17	0.05
Net asset value, end of period	$16.57	16.65	14.87

Total Return(2)%	(0.48)	13.15	19.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,053	136	103

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%	0.65	0.61	0.59
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture %	0.65	0.63	0.59
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	0.65	0.64	0.65
Net investment income(3)%	1.30	1.17	1.04
Portfolio turnover rate %	43	175	130

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$16.65	14.87	11.96	16.00	20.95	24.81

Income (loss) from investment operations:
Net investment income (loss)	$0.10	0.16	0.11	0.07 *	0.03	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.20)	1.75	2.83	(4.05)	(4.53)	(1.25)
Total from investment operations	$(0.10)	1.91	2.94	(3.98)	(4.50)	(1.26)

Less distributions from:
Net investment income	$—	0.13	0.03	0.06	0.02	0.04
Net realized gain on investments	$—	—	—	—	0.43	2.56
Total distributions	$—	0.13	0.03	0.06	0.45	2.60
Net asset value, end of period	$16.55	16.65	14.87	11.96	16.00	20.95

Total Return(2)%	(0.60)	12.88	24.57	(24.87)	(21.46)	(4.54)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$578,096	624,376	644,823	563,470	871,059	1,147,196

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%	0.90	0.86	0.84	0.84	0.89	0.88
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture (3)%	0.90	0.88	0.84	0.84	0.89	0.88
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	0.90	0.89	0.90	0.90	0.89	0.88
Net investment income (loss)(3)%	1.06	0.87	0.86	0.57	0.15	(0.06)
Portfolio turnover rate %	43	175	130	109	97	87

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$16.62	14.88	11.98	12.20

Income (loss) from investment operations:
Net investment income	$0.07	0.10	0.08	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.18)	1.79	2.84	(0.21)
Total from investment operations	$(0.11)	1.89	2.92	(0.18)

Less distributions from:
Net investment income	$—	0.15	0.02	0.04
Total distributions	$—	0.15	0.02	0.04
Net asset value, end of period	$16.51	16.62	14.88	11.98

Total Return(2)%	(0.66)	12.70	24.37	(1.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,442	2,847	1,950	336

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%	1.05	1.01	0.99	0.96
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	1.05	1.03	0.99	0.96
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	1.05	1.04	1.05	1.06
Net investment income(3)%	0.91	0.81	0.72	0.85
Portfolio turnover rate %	43	175	130	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004		2003	2002		2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$10.92	10.72		10.39	9.79		9.60	10.06

Income (loss) from investment operations:
Net investment income	$0.15 *	0.35	*	0.41	0.36	*	0.26	0.12
Net realized and unrealized gain (loss) on investments, foreign currencies, futures, options and swaps	$0.14	0.16		0.10	0.48		(0.02)	(0.03)
Total from investment operations	$0.29	0.51		0.51	0.84		0.24	0.09

Less distributions from:
Net investment income	$—	0.29		0.05	0.16		—	0.32
Net realized gain on investments	$—	0.02		0.13	0.08		0.05	0.00	**
Return of capital	$—	—		—	—		—	0.23
Total distributions	$—	0.31		0.18	0.24		0.05	0.55
Net asset value, end of period	$11.21	10.92		10.72	10.39		9.79	9.60

Total Return(2)%	2.66	4.78		4.84	8.68		2.46	0.94

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$926,775	744,258		525,001	437,548		122,176	47,126

Ratios to average net assets:
Expenses(3)%	0.84	0.86		0.87	0.93		1.13	1.60
Net investment income(3)%	2.69	3.21		3.55	3.56		3.30	3.62
Portfolio turnover rate %	167	279		402	605		745	156

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(4) to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.90	10.71		10.40		10.33

Income from investment operations:
Net investment income	$0.14 *	0.33	*	0.42	*	0.10 *
Net realized and unrealized gain on investments, foreign currencies, futures, options and swaps	$0.14	0.18		0.06		0.20
Total from investment operations	$0.28	0.51		0.48		0.30

Less distributions from:
Net investment income	$—	0.30		0.04		0.15
Net realized gain on investments	$—	0.02		0.13		0.08
Total distributions	$—	0.32		0.17		0.23
Net asset value, end of period	$11.18	10.90		10.71		10.40
Total Return(2)%	2.57	4.73		4.56		2.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,531	27,604		16,428		1,002

Ratios to average net assets:
Expenses(3)%	0.99	1.01		1.01		1.03
Net investment income(3)%	2.53	3.05		3.40		3.21
Portfolio turnover rate %	167	279		402		605

(1) Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 29,	Six Months	May 3,
	2005(1) to	Ended	2004(1) to
	June 30	June 30,	December 31,
	2005	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.07	10.50	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.10 *	0.33	0.42
Net realized and unrealized gain (loss) on investments	$0.18	(0.14)	0.48
Total from investment operations	$0.28	0.19	0.90

Less distributions from:
Net investment income	$—	0.34	0.40
Total distributions	$—	0.34	0.40
Net asset value, end of period	$10.35	10.35	10.50

Total Return(2)%	2.78	1.90	9.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38	688,293	697,885

Ratios to average net assets:
Expenses(3)%	0.60	0.75	0.74
Net investment income(3)%	7.21	6.41	6.19
Portfolio turnover rate %	51	51	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 29,	May 3,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.06	10.17

Income from investment operations:
Net investment income	$0.02	0.01
Net realized and unrealized gain on investments	$0.29	0.19
Total from investment operations	$0.31	0.20
Net asset value, end of period	$10.37	10.37

Total Return(2)%	3.08	1.97

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,637	1,558

Ratios to average net assets:
Expenses(3)%	0.72	0.97
Net investment income(3)%	1.37	0.67
Portfolio turnover rate %	3	3

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	May 2,	April 29,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.07	10.01

Income from investment operations:
Net investment income	$0.00 *	0.01
Net realized and unrealized gain on investments	$0.58	0.62
Total from investment operations	$0.58	0.63
Net asset value, end of period	$10.65	10.64

Total Return(2)%	5.76	6.29

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$589	102,007

Ratios to average net assets:
Expenses(3)%	0.71	0.96
Net investment income(3)%	0.67	0.45
Portfolio turnover rate %	20	20

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS ALL CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months					February 1,
	Ended	Year Ended December 31,				2000(1) to
	June 30,					December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$12.79	11.88	8.56	11.53	11.45	10.00

Income (loss) from investment operations:
Net investment income	$0.07	0.05	0.03	0.03 *	0.09	0.05
Net realized and unrealized gain (loss) on investments	$(0.32)	0.88	3.30	(2.98)	0.12	1.68
Total from investment operations	$(0.25)	0.93	3.33	(2.95)	0.21	1.73

Less distributions from:
Net investment income	$—	0.02	0.01	0.02	0.09	0.04
Net realized gain on investments	$—	—	—	—	0.04	0.24
Total distributions	$—	0.02	0.01	0.02	0.13	0.28
Net asset value, end of period	$12.54	12.79	11.88	8.56	11.53	11.45

Total Return(2)%	(1.95)	7.85	38.85	(25.57)	1.91	17.45

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$386,858	515,344	429,843	252,792	307,030	111,887

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.97	0.97	0.98	1.01	1.01	1.00
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00	1.00	1.01	1.01	1.00
Net investment income(3)%	0.71	0.44	0.30	0.32	1.15	1.10
Portfolio turnover rate %	23	32	21	139	75	82

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.76	11.89	8.57		8.87

Income (loss) from investment operations:
Net investment income	$0.03	0.03	0.01		0.02
Net realized and unrealized gain (loss) on investments	$(0.28)	0.88	3.31		(0.31)
Total from investment operations	$(0.25)	0.91	3.32		(0.29)

Less distributions from:
Net investment income	$—	0.04	0.00	**	0.01
Total distributions	$—	0.04	0.00	**	0.01
Net asset value, end of period	$12.51	12.76	11.89		8.57

Total Return(2)%	(1.96)	7.62	38.75		(3.28)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,514	14,727	6,134		186

Ratios to average net assets:
Net expenses after brokerage commission reimbursement (3)%	1.12	1.13	1.13		1.16
Gross expenses prior to brokerage commission reimbursement(3)%	1.75	1.15	1.15		1.16
Ratio of net investment income to average net assets (3)%	0.61	0.36	0.12		0.65
Portfolio turnover rate %	23	32	21		139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS INVESTORS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		June 24,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.50	10.51	9.17

Income (loss) from investment operations:
Net investment income	$0.08	0.13 *	0.04
Net realized and unrealized gain (loss) on investments	$(0.12)	0.95	1.32
Total from investment operations	$(0.04)	1.08	1.36

Less distributions from:
Net investment income	$—	0.09	0.02
Total distributions	$—	0.09	0.02
Net asset value, end of period	$11.46	11.50	10.51

Total Return(2)%	(0.35)	10.26	14.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,416	1,286	250

Ratios to average net assets:
Expenses(3)%	0.75	0.75	0.75
Net investment income(3)%	1.52	1.65	1.44
Portfolio turnover rate %	41	36	40

	Class S

	Six Months					February 1,
	Ended	Year Ended December 31,				2000(1) to
	June 30,					December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$11.48	10.51	8.02	10.50	11.06	10.00

Income (loss) from investment operations:
Net investment income	$0.07 *	0.14	0.10	0.09 *	0.04	0.06
Net realized and unrealized gain (loss) on investments	$(0.12)	0.90	2.41	(2.50)	(0.52)	1.33
Total from investment operations	$(0.05)	1.04	2.51	(2.41)	(0.48)	1.39

Less distributions from:
Net investment income	$—	0.07	0.02	0.07	0.05	0.05
Net	$—	—	—	—	0.03	0.28
Total distributions	$—	0.07	0.02	0.07	0.08	0.33
Net asset value, end of period	$11.43	11.48	10.51	8.02	10.50	11.06

Total Return(2)%	(0.44)	9.92	31.25	(22.98)	(4.27)	14.07

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$169,520	210,577	139,825	94,986	95,347	27,440

Ratios to average net assets:
Expenses(3)%	1.00	1.00	1.00	1.01	1.01	1.00
Net investment income(3)%	1.22	1.34	1.24	1.03	0.78	1.13
Portfolio turnover rate %	41	36	40	42	39	118

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS INVESTORS PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.47	10.52		8.03	8.16

Income (loss) from investment operations:
Net investment income	$0.04	0.13	*	0.08	0.04 *
Net realized and unrealized gain (loss) on investments	$(0.09)	0.89		2.42	(0.11)
Total from investment operations	$(0.05)	1.02		2.50	(0.07)

Less distributions from:
Net investment income	$—	0.07		0.01	0.06
Total distributions	$—	0.07		0.01	0.06
Net asset value, end of period	$11.42	11.47		10.52	8.03

Total Return(2)%	(0.44)	9.73		31.11	(0.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,414	1,917		1,015	307

Ratios to average net assets:
Expenses(3)%	1.15	1.15		1.15	1.16
Net investment income(3)%	1.14	1.22		1.07	1.37
Portfolio turnover rate %	41	36		40	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	May 3,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.90	10.00

Income from investment operations:
Net investment income	$0.08	0.11
Net realized and unrealized gain (loss) on investments	$(0.18)	0.94
Total from investment operations	$(0.10)	1.05

Less distributions from:
Net investment income	$—	0.12
Net realized gain on investments	$—	0.03
Total distributions	$—	0.15
Net asset value, end of period	$10.80	10.90

Total Return(2)%	(0.92)	10.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$379,276	378,706

Ratios to average net assets:
Expenses(3)%	0.28	0.27
Net investment income(3)%	1.61	2.14
Portfolio turnover rate %	1	8

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$24.52	21.35	17.61

Income from investment operations:
Net investment income	$0.21 *	0.31	0.20
Net realized and unrealized gain on investments and foreign currencies	$0.13	3.30	3.65
Total from investment operations	$0.34	3.61	3.85

Less distributions from:
Net investment income	$—	0.28	0.09
Net realized gain on investments	$—	0.16	0.02
Total distributions	$—	0.44	0.11
Net asset value, end of period	$24.86	24.52	21.35

Total Return(2)%	1.39	16.93	21.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$66,246	56,649	34,659

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.66	0.65	0.68
Gross expenses prior to brokerage commission recapture(3)%	0.66	0.67	0.69
Net investment income(3)%	1.74	2.04	2.00
Portfolio turnover rate %	8	21	12

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002		2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$24.50	21.36	17.13	17.50		16.62	15.05

Income (loss) from investment operations:
Net investment income	$0.18 *	0.32	0.26	0.38	*	0.36	0.47
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.13	3.22	4.06	(0.29)		1.28	2.78
Total from investment operations	$0.31	3.54	4.32	0.09		1.64	3.25

Less distributions from:
Net investment income	$—	0.24	0.07	0.26		0.37	0.62
Net realized gain on investments	$—	0.16	0.02	0.20		0.39	1.06
Total distributions	$—	0.40	0.09	0.46		0.76	1.68
Net asset value, end of period	$24.81	24.50	21.36	17.13		17.50	16.62

Total Return(2)%	1.27	16.61	25.23	0.48		9.92	21.97

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$2,081,042	1,917,252	1,413,027	994,912		688,506	373,548

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.91	0.90	0.93	0.94		0.95	0.95
Gross expenses prior to brokerage commission recapture (3)%	0.91	0.92	0.94	0.95		0.95	0.95
Net investment income(3)%	1.49	1.76	1.73	2.13		2.65	3.24
Portfolio turnover rate %	8	21	12	16		23	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$24.44	21.35		17.15		17.40

Income from investment operations:
Net investment income	$0.16 *	0.39	*	0.28	*	0.12 *
Net realized and unrealized gain on investments and foreign currencies	$0.13	3.12		4.00		0.06
Total from investment operations	$0.29	3.51		4.28		0.18

Less distributions from:
Net investment income	$—	0.26		0.06		0.23
Net realized gain on investments	$—	0.16		0.02		0.20
Total distributions	$—	0.42		0.08		0.43
Net asset value, end of period	$24.73	24.44		21.35		17.15

Total Return(2)%	1.19	16.48		24.96		1.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$74,401	55,360		20,123		903

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.06	1.05		1.08		0.09
Gross expenses prior to brokerage commission recapture(3)%	1.06	1.07		1.09		1.10
Net investment income(3)%	1.34	1.72		1.62		2.20
Portfolio turnover rate %	8	21		12		16

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.76	12.13	9.91

Income (loss) from investment operations:
Net investment income	$0.12 *	0.22	0.08
Net realized and unrealized gain (loss) on investments	$(0.16)	1.61	2.19
Total from investment operations	$(0.04)	1.83	2.27

Less distributions from:
Net investment income	$—	0.13	0.04
Net realized gain on investments	$—	0.07	0.01
Total distributions	$—	0.20	0.05
Net asset value, end of period	$13.72	13.76	12.13

Total Return(2)%	(0.29)	15.11	22.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$18,997	10,643	2,762

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	0.66	0.66	0.68
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	0.66	0.67	0.69
Gross expenses before brokerage commission recapture and reimbursement of unified fees %	0.66	0.67	0.69
Net investment income(3)%	1.72	1.84	1.99
Portfolio turnover rate %	8	16	12

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.74	12.12	9.72	11.41	11.67	11.24

Income (loss) from investment operations:
Net investment income	$0.10 *	0.19	0.17	0.17	0.14	0.23
Net realized and unrealized gain (loss) on investments	$(0.16)	1.61	2.27	(1.68)	0.01	1.18
Total from investment operations	$(0.06)	1.80	2.44	(1.51)	0.15	1.41

Less distributions from:
Net investment income	$—	0.11	0.03	0.12	0.14	0.30
Net realized gain on investments	$—	0.07	0.01	0.06	0.27	0.68
Total distributions	$—	0.18	0.04	0.18	0.41	0.98
Net asset value, end of period	$13.68	13.74	12.12	9.72	11.41	11.67

Total Return(2)%	(0.44)	14.89	25.16	(13.19)	1.36	12.93

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$1,035,178	978,340	658,866	418,276	426,726	298,092

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	0.91	0.91	0.93	0.93	0.95	0.95
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	0.91	0.92	0.94	0.95	0.95	0.95
Gross expenses before brokerage commission recapture and reimbursement of unified fees(3)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment income(3)%	1.45	1.52	1.68	1.58	1.43	1.98
Portfolio turnover rate %	8	16	12	23	16	53

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.70	12.12		9.72	9.92

Income (loss) from investment operations:
Net investment income	$0.09 *	0.17	*	0.16	0.06 *
Net realized and unrealized gain (loss) on investments	$(0.15)	1.60		2.27	(0.09)
Total from investment operations	$(0.06)	1.77		2.43	(0.03)

Less distributions from:
Net investment income	$—	0.12		0.02	0.11
Net realized gain on investments	$—	0.07		0.01	0.06
Total distributions	$—	0.19		0.03	0.17
Net asset value, end of period	$13.64	13.70		12.12	9.72

Total Return(2)%	(0.44)	14.61		25.10	(0.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,306	23,759		11,362	650

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees (3)%	1.06	1.06		1.08	1.08
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	1.06	1.07		1.09	1.10
Gross expenses before brokerage commission recapture and reimbursement of unified fees(3)%	1.06	1.07		1.09	1.10
Net investment income(3)%	1.30	1.40		1.58	1.89
Portfolio turnover rate %	8	16		12	23

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months						October 2,
	Ended	Year Ended December 31,					2000(1) to
	June 30,						December 31,
	2005	2004	2003		2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$9.53	8.65	7.33		8.71	9.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.11	0.09		0.09 *	0.03	0.09
Net realized and unrealized gain on investments	$0.08	0.83	1.23		(1.38)	(0.64)	(0.68)
Total from investment operations	$0.14	0.94	1.32		(1.29)	(0.61)	(0.59)

Less distributions from:
Net investment income	$—	0.06	0.00	**	0.09	0.08	0.01
Total distributions	$—	0.06	0.00		0.09	0.08	0.01
Net asset value, end of period	$9.67	9.53	8.65		7.33	8.71	9.40

Total Return(2)%	1.47	10.93	18.02		(14.77)	(6.52)	(5.90)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$106,747	102,356	68,691		47,394	51,723	8,497

Ratio to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture (3)%	0.99	1.01	1.01		1.01	1.01	1.00
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%	1.01	1.01	1.01		1.01	1.01	1.00
Gross expenses prior to reimbursement of unified fee and broker commission recapture (3)%	1.01	1.01	1.01		1.01	1.01	1.00
Net investment income(3)%	1.46	1.65	1.38		1.11	1.50	3.80
Portfolio turnover rate %	44	106	203		126	50	10

	Class S2

	Six Months		June 3,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.51	8.65	7.88

Income (loss) from investment operations:
Net investment income	$0.05	0.14 *	0.02
Net realized and unrealized gain (loss) on investments	$0.08	0.79	0.75
Total from investment operations	$0.13	0.93	0.77

Less distributions from:
Net investment income	$—	0.07	0.00 **
Total distributions	$—	0.07	—
Net asset value, end of period	$9.64	9.51	8.65

Total Return(2)%	1.37	10.81	9.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,212	3,174	963

Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture(3)%	1.14	1.16	1.16
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%	1.16	1.16	1.16
Gross expenses prior to reimbursement of unified fee and broker commission recapture(3)%	1.16	1.16	1.16
Net investment income(3)%	1.31	1.53	1.39
Portfolio turnover rate %	44	106	203

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 6,	Six Months	Year Ended			May 1,
	Ended	2004(1) to	Ended	December 31,			2002(1) to
	June 30,	December 31,	June 30,				December 31,
	2005	2004	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.32	9.71	10.31	9.65	7.89		10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.04	(0.01)	0.04	0.01		0.01 *
Net realized and unrealized gain (loss) on investments	$(0.01)	0.62	(0.00)	0.67	1.85		(2.11)
Total from investment operations	$—	0.66	(0.01)	0.71	1.86		(2.10)

Less distributions from:
Net investment income	$—	0.00 **	—	—	0.00	**	0.01
Net realized gain on investments	$—	0.05	—	0.05	0.10		—
Total distributions	$—	0.05	—	0.05	0.10		0.01
Net asset value, end of period	$10.32	10.32	10.30	10.31	9.65		7.89

Total Return(2)%	—	6.80	(0.10)	7.34	23.65		(21.05)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,051	42,752	44,251	40,272	29,803		6,334

Ratios of average net assets:
Expenses(3)%	0.66	0.65	0.91	0.90	1.02		1.00
Net investment income (loss)(3)%	0.06	1.04	(0.19)	0.44	0.06		0.13
Portfolio turnover rate %	56	170	56	170	120		113

	Class S2

	Six Months	Year Ended		September 9,
	Ended	December 31,		2002(1) to
	June 30,			December 31,
	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.28	9.65	7.89	8.07

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.03	(0.01)	0.00 **
Net realized and unrealized gain (loss) on investments	$(0.00)	0.65	1.87	(0.18)
Total from investment operations	$(0.02)	0.68	1.86	(0.18)

Less distributions from:
Net investment income	$—	—	—	—
Net realized gain on investments	$—	0.05	0.10	—
Total distributions	$—	0.05	0.10	—
Net asset value, end of period	$10.26	10.28	9.65	7.89

Total Return(2)%	(0.19)	7.03	23.63	(2.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,663	9,790	5,893	468

Ratios to average net assets:
Expenses(3)%	1.06	1.05	1.17	1.16
Net investment income(3)%	(0.34)	0.33	(0.10)	0.10
Portfolio turnover rate %	56	170	120	113

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months	Year Ended				May 1,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.63	11.21		8.93		10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.17 *	0.13	*	0.09		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.30	1.29		2.25		(1.11)
Total from investment operations	$0.47	1.42		2.34		(1.07)

Less distributions from:
Net realized gain on investments	$—	—		0.00	**	—
Return of capital	$—	—		0.06		—
Total distributions	$—	—		0.06		—
Net asset value, end of period	$13.10	12.63		11.21		8.93

Total Return(2)%	3.72	12.67		26.24		(10.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$179,356	117,026		58,098		19,133

Ratios to average net assets:
Expenses(3)%	1.26	1.25		1.25		1.25
Net investment income(3)%	2.61	1.20		1.35		0.70
Portfolio turnover rate %	4	9		9		33

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2005	2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.59	11.19		8.93		9.34

Income (loss) from investment operations:
Net investment income	$0.15 *	0.13	*	0.08		0.01 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.31	1.27		2.23		(0.42)
Total from investment operations	$0.46	1.40		2.31		(0.41)

Less distributions from:
Net realized gain on investments	$—	—		0.00	**	—
Return of capital	$—	—		0.05		—
Total distributions	$—	—		0.05		—
Net asset value, end of period	$13.05	12.59		11.19		8.93

Total Return(2)%	3.65	12.51		25.94		(4.39)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$53,261	39,871		14,543		713

Ratios to average net assets:
Expenses(3)%	1.41	1.40		1.40		1.41
Net investment income(3)%	2.41	1.09		0.87		0.20
Portfolio turnover rate %	4	9		9		33

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount less than $0.01.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003	2002(1)	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$24.85	21.98	17.23	20.41	23.53	24.84

Income (loss) from investment operations:
Net investment income	$0.21 *	0.27	0.23	0.20 *	0.07	0.07
Net realized and unrealized gain (loss) on investments	$0.37	2.83	4.57	(3.21)	(2.89)	(0.62)
Total from investment operations	$0.58	3.10	4.80	(3.01)	(2.82)	(0.55)

Less distributions from:
Net investment income	$—	0.23	0.05	0.17	0.06	0.11
Net realized gain on investments	$—	—	—	—	0.24	0.65
Total distributions	$—	0.23	0.05	0.17	0.30	0.76
Net asset value, end of period	$25.43	24.85	21.98	17.23	20.41	23.53

Total Return(2)%	2.33	14.12	27.87	(14.75)	(11.95)	(2.11)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$808,838	825,240	759,747	599,841	793,601	941,024

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.90	0.90	0.90	0.91	0.95	0.95
Gross expenses prior to brokerage commission recapture(3)%	0.91	0.92	0.94	0.95	0.95	0.95
Net investment income(3)%	1.72	1.13	1.25	1.08	0.33	0.30
Portfolio turnover rate %	23	52	62	153	36	37

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(4) to
	June 30,					December 31,
	2005	2004		2003		2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$24.79	21.99		17.25		17.53

Income (loss) from investment operations:
Net investment income	$0.19 *	0.24	*	0.22	*	0.07 *
Net realized and unrealized gain (loss) on investments	$0.36	2.82		4.56		(0.20)
Total from investment operations	$0.55	3.06		4.78		(0.13)

Less distributions from:
Net investment income	$—	0.26		0.04		0.15
Total distributions	$—	0.26		0.04		0.15
Net asset value, end of period	$25.34	24.79		21.99		17.25

Total Return(2)%	2.22	13.92		27.71		(0.78)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$59,860	53,321		24,079		999

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.05	1.05		1.05		1.03
Gross expenses prior to brokerage commission recapture (3)%	1.06	1.07		1.09		1.11
Net investment income(3)%	1.57	1.03		1.16		1.24
Portfolio turnover rate %	23	52		62		153

(1) Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 19,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$27.68	20.48	16.59

Income (loss) from investment operations:
Net investment income	$0.41	0.60	0.25
Net realized and unrealized gain on investments	$1.70	7.20	3.81
Total from investment operations	$2.11	7.80	4.06

Less distributions from:
Net investment income	$—	0.38	0.05
Net realized gain on investments	$—	0.22	0.12
Total distributions	$—	0.60	0.17
Net asset value, end of period	$29.79	27.68	20.48

Total Return(2)%	7.62	38.13	24.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,004	4,711	534

Ratios to average net assets:
Expenses(3)%	0.66	0.67	0.68
Net investment income(3)%	3.03	4.55	5.25
Portfolio turnover rate %	9	18	12

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2005	2004	2003		2002		2001(4)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$27.61	20.46	14.97		15.64		15.21	12.12

Income (loss) from investment operations:
Net investment income	$0.37 *	0.71	0.78	*	0.73	*	0.70	0.42
Net realized and unrealized gain on investments	$1.70	7.01	4.86		(0.71)		0.53	3.33
Total from investment operations	$2.07	7.72	5.64		0.02		1.23	3.75

Less distributions from:
Net investment income	$—	0.35	0.03		0.44		0.59	0.66
Net realized gain on investments	$—	0.22	0.12		0.25		0.21	—
Total distributions	$—	0.57	0.15		0.69		0.80	0.66
Net asset value, end of period	$29.68	27.61	20.46		14.97		15.64	15.21

Total Return(2)%	7.50	37.77	37.73		0.20		8.14	30.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$836,183	572,066	341,126		194,207		130,643	103,800

Ratios to average net assets:
Expenses(3)%	0.91	0.91	0.93		0.95		0.95	0.95
Net investment income(3)%	2.75	3.93	4.67		4.56		5.35	5.60
Portfolio turnover rate %	9	18	12		27		81	69

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods of less than one year.

(4) Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2005	2004	2003		2002(2)

Per Share Operating Performance:
Net asset value, beginning of period	$27.58	20.47	14.99		16.24

Income (loss) from investment operations:
Net investment income	$0.35 *	0.62	0.75	*	0.31
Net realized and unrealized gain (loss) on investments	$1.69	7.07	4.87		(0.89)
Total from investment operations	$2.04	7.69	5.62		(0.58)

Less distributions from:
Net investment income	$—	0.36	0.02		0.42
Net realized gain on investments	$—	0.22	0.12		0.25
Total distributions	$—	0.58	0.14		0.67
Net asset value, end of period	$29.62	27.58	20.47		14.99

Total Return(3)%	7.40	37.62	37.54		(3.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,930	17,800	6,240		286

Ratios to average net assets:
Expenses(4)%	1.06	1.06	1.08		1.10
Net investment income(4)%	2.57	3.88	4.42		6.59
Portfolio turnover rate %	9	18	12		27

(1) Commencement of operations.

(2) Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods of less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-one portfolios (the “Portfolios”). There are forty-four portfolios in this report and they are: ING AIM Mid Cap Growth Portfolio (“AIM Mid Cap Growth”), ING Alliance Mid Cap Growth Portfolio (“Alliance Mid Cap Growth”), ING Capital Guardian Managed Global Portfolio (“Capital Guardian Managed Global”), ING Capital Guardian Small/ Mid Cap Portfolio (formerly, ING Capital Guardian Small Cap Portfolio, “Capital Guardian Small/ Mid Cap”), ING Capital Guardian U.S. Equities Portfolio (formerly, ING Capital Guardian Large Cap Value Portfolio, “Capital Guardian U.S. Equities”), ING Eagle Asset Capital Appreciation Portfolio (“Eagle Asset Capital Appreciation”), ING Evergreen Health Sciences Portfolio (“Evergreen Health Sciences”), ING Evergreen Omega Portfolio (“Evergreen Omega”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING FMRSM Earnings Growth Portfolio (“FMRSM Earnings Growth”), ING Global Resources Portfolio (formerly, ING Hard Assets Portfolio, “Global Resources”), ING Goldman Sachs TollkeeperSM Portfolio (“Goldman Sachs TollkeeperSM”), ING International Portfolio, (“International”), ING Janus Contrarian Portfolio (formerly, ING Janus Special Equity, “Janus Contrarian”), ING Jennison Equity Opportunities Portfolio (“Jennison Equity Opportunities”), ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio, “JPMorgan Emerging Markets Equity”), ING JPMorgan Small Cap Equity Portfolio (“JPMorgan Small Cap Equity”), ING JPMorgan Value Opportunities Portfolio (“JPMorgan Value Opportunities”), ING Julius Baer Foreign Portfolio (“Julius Baer Foreign”), ING Legg Mason Value Portfolio (“Legg Mason Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International”), ING Mercury Focus Value Portfolio (“Mercury Focus Value”), ING Mercury Large Cap Growth Portfolio (“Mercury Large Cap Growth”), ING MFS Mid Cap Growth Portfolio (“MFS Mid Cap Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Oppenheimer Main Street Portfolio® (“Oppenheimer Main Street”), ING PIMCO Core Bond Portfolio (“PIMCO Core Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING Salomon Brothers All Cap Portfolio (“Salomon Brothers All Cap”), ING Salomon Brothers Investors Portfolio (“Salomon Brothers Investors”), ING Stock Index Portfolio (“Stock Index”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING UBS U.S. Allocation Portfolio (formerly, ING UBS U.S. Balanced Portfolio, “UBS U.S. Allocation”), ING Van Kampen Equity Growth Portfolio (“Van Kampen Equity Growth”), ING Van Kampen Global Franchise (“Van Kampen Global Franchise”), ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”) and ING Van Kampen Real Estate Portfolio (“Van Kampen Real Estate”).

All of the Portfolios are diversified except for Evergreen Health Sciences, Global Resources, Janus Contrarian, JPMorgan Small Cap Equity, Legg Mason Value, MGS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate, which are non-diversified Portfolios. All of the Portfolios, except Liquid Assets, which is authorized to offer three classes of shares (Institutional (“I”), Service (“S”) and Service 2 (“S2”), and Stock Index, which is authorized to offer one class of shares (Class I), are authorized to offer four classes of shares (Class I, Class S, Class S2 and Adviser Class (“ADV”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to all of the Portfolios except the LifeStyle Portfolios and the American

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Funds Portfolios, which are presented under separate covers. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”). Security Life of Denver, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING.

The following is a brief description of each Portfolio’s investment objective:

•	AIM Mid Cap Growth seeks capital appreciation;

•	Alliance Mid Cap Growth seeks long-term total return;

•	Capital Guardian Managed Global seeks capital appreciation;

•	Capital Guardian Small/Mid Cap seeks long-term capital appreciation;

•	Capital Guardian U.S. Equities seeks long-term growth of capital and income;

•	Eagle Asset Capital Appreciation seeks capital appreciation;

•	Evergreen Health Sciences seeks long-term capital growth;

•	Evergreen Omega seeks long-term capital growth;

•	FMRSM Diversified Mid Cap seeks long-term growth of capital;

•	FMRSM Earnings Growth seeks growth of capital over the long term;

•	Global Resources seeks long-term capital appreciation;

•	Goldman Sachs® TollkeeperSM seeks long-term growth of capital;

•	International seeks long-term growth of capital;

•	Janus Contrarian seeks capital appreciation;

•	Jennison Equity Opportunities seeks long-term capital growth;

•	JPMorgan Emerging Markets Equity seeks capital appreciation;

•	JPMorgan Small Cap Equity seeks capital growth over the long-term;

•	JPMorgan Value Opportunities seeks long-term capital appreciation;

•	Julius Baer Foreign seeks long-term growth of capital;

•	Legg Mason Value seeks long-term growth of capital;

•	Limited Maturity Bond seeks the highest current income consistent with low risk to principal and liquidity;

•	Liquid Assets seeks high levels of current income consistent with the preservation of capital and liquidity;

•	Marsico Growth seeks capital appreciation;

•	Marsico International seeks long-term growth of capital;

•	Mercury Focus Value seeks long-term growth of capital;

•	Mercury Large Cap Growth seeks long-term growth of capital;

•	MFS Mid Cap Growth seeks long-term growth of capital;

•	MFS Total Return seeks above average income consistent with the prudent employment of capital;

•	MFS Utilities seeks capital growth and current income;

•	Oppenheimer Main Street seeks long-term growth of capital and future income;

•	PIMCO Core Bond seeks maximum total return, consistent with capital preservation and prudent investment management;

•	PIMCO High Yield seeks maximum total return, consistent with capital preservation and prudent investment management;

•	Pioneer Fund seeks reasonable income and capital growth;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

•	Pioneer Mid Cap Value seeks capital appreciation;

•	Salomon Brothers All Cap seeks capital appreciation;

•	Salomon Brothers Investors seeks long-term growth of capital;

•	Stock Index seeks total return;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risks;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital;

•	UBS U.S. U.S. Allocation seeks to maximize total return over the long term;

•	Van Kampen Equity Growth seeks long-term capital appreciation;

•	Van Kampen Global Franchise seeks long-term capital appreciation;

•	Van Kampen Growth and Income seeks long-term growth of capital and income; and

•	Van Kampen Real Estate seeks capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less, as well as all

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities in the Liquid Assets Portfolio are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by the Liquid Assets and the PIMCO High Yield Portfolios. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income, if any will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards has been fully utilized or expired.

H.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.	Credit Default Swaps. Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield and Stock Index may enter into credit default swap contracts for investment purposes. All other Portfolios may purchase credit default swap contracts in order to hedge against risk of default of debt securities held in their portfolio.

As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

When a Portfolio purchases a credit default swap, the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Portfolios in the event of a default.

N.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Liquid Assets) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, Limited Maturity Bond, PIMCO Core Bond and Julius Baer Foreign may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

AIM Mid Cap Growth	$134,315,843	$150,658,395
Alliance Mid Cap Growth	245,922,857	339,910,693
Capital Guardian Managed Global	54,434,725	67,174,580
Capital Guardian Small/ Mid Cap	313,595,774	357,775,082
Capital Guardian U.S. Equities	95,461,509	110,592,284
Eagle Asset Capital Appreciation	54,146,163	75,106,451
Evergreen Health Sciences	46,349,886	15,033,331
Evergreen Omega	6,058,621	3,897,562
FMRSM Diversified Mid Cap	176,221,031	148,208,315
FMRSM Earnings Growth	10,815,093	754,410
Global Resources	448,376,204	408,356,951
Goldman Sachs TollkeeperSM	17,003,020	23,724,852
International	102,722,547	114,512,753
Janus Contrarian	11,676,617	14,948,339
Jennison Equity Opportunities	134,615,609	152,279,118
JPMorgan Emerging Markets Equity	211,401,527	175,970,270
JPMorgan Small Cap Equity	69,785,432	53,938,050
JPMorgan Value Opportunities	97,059,672	10,937,530
Julius Baer Foreign	358,731,744	181,093,182
Legg Mason Value	133,456,098	20,921,990
Limited Maturity Bond	58,705,545	70,953,622
Marsico Growth	343,271,325	342,544,736
Marsico International	19,821,308	4,915,217
Mercury Focus Value	66,075,095	97,029,259
Mercury Large Cap Growth	19,484,757	16,864,597
MFS Mid Cap Growth	259,400,206	340,136,499
MFS Total Return	311,291,869	277,083,232
MFS Utilities	52,047,832	3,102,337
Oppenheimer Main Street	255,584,784	295,460,294
PIMCO Core Bond	128,044,369	85,164,356
PIMCO High Yield	247,797,205	253,105,616
Pioneer Fund	4,171,183	81,971
Pioneer Mid Cap Value	106,816,845	18,071,350
Salomon Brothers All Cap	96,441,929	166,083,096
Salomon Brothers Investors	77,058,638	104,693,515
Stock Index	7,354,896	19,983,931
T. Rowe Price Capital Appreciation	370,442,767	168,836,802
T. Rowe Price Equity Income	169,438,702	84,128,677
UBS U.S. Allocation	14,963,133	12,758,849
Van Kampen Equity Growth	50,399,430	49,368,026
Van Kampen Global Franchise	79,599,931	7,265,257
Van Kampen Growth and Income	201,071,707	214,102,494
Van Kampen Real Estate	272,381,673	57,039,242

U.S. Government Securities not included above were as follows:

	Purchases	Sales

Limited Maturity Bond	$361,397,531	$399,954,724
MFS Total Return	202,905,768	184,888,565
PIMCO Core Bond	1,740,367,504	1,341,203,398
PIMCO High Yield	70,507,781	51,816,766
UBS U.S. Allocation	35,225,651	32,019,433

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Directed Services, Inc. (the “Manager” or “DSI”), an indirect, wholly-owned subsidiary of ING Groep, provides all of the Portfolios with advisory and administrative services under a Management Agreement (the “Agreement”). Under the Agreement, the Manager has overall responsibility for

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

engaging portfolio managers and for monitoring and evaluating the management of the assets of each Portfolio by the portfolio managers. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Agreement, the Manager also is responsible for providing or procuring, at the Manager’s expense, the services reasonably necessary for the ordinary operation of the Trust, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing, auditing and ordinary legal expenses. The Manager does not bear the expense of brokerage fees, taxes, interest, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. As compensation for its services under the Management Agreement, the Trust pays the manager a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Alliance Mid Cap Growth and Marsico Growth*	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; and 0.70% of the amount in excess of $1.1 billion

Capital Guardian Managed Global	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.80% of the amount in excess of $500 million

Capital Guardian U.S. Equities	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

AIM Mid Cap Growth, Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Global Resources, Jennison Equity Opportunities, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Growth and Income and Van Kampen Real Estate*	0.75% of the first $750 million 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Evergreen Health Sciences	0.75 of the first $500 million; 0.70% thereafter

Evergreen Omega	0.60% of the first $750 million; 0.55% thereafter

FMRSM Earnings Growth	0.62% of the first $500 million; 0.57% of the next $250 million; and 0.52% thereafter

Goldman Sachs TollkeeperSM	1.35% of the first $1 billion; and 1.25% of the amount in excess of $1 billion

International	1.00% of the first $500 million; and 0.80% of the amount in excess of $500 million

Janus Contrarian and Legg Mason Value*	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; and 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

JPMorgan Small Cap Equity	0.90% of the first $200 million; 0.85% of the next $300 million; 0.80% of the next $250 million; and 0.75% thereafter

JPMorgan Value Opportunities	0.40%

Julius Baer Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; and 0.85% thereafter

Limited Maturity Bond and Liquid Assets*	0.35% of the first $200 million; 0.30% of the next $300 million; and 0.25% of the amount in excess of $500 million

Marsico International	0.54%

MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return*	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; and 0.60% of the amount in excess of $1.1 billion

MFS Utilities	0.60%
Mercury Focus Value and Mercury Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% on assets in excess of $2 billion

Pioneer Fund and Pioneer Mid Cap	0.75% of the first $500 million; 0.70% of the next $500 million; 0.65% thereafter

PIMCO Core Bond	0.75% of the first $100 million; 0.65% of the next $100 million; and 0.55% of the amount in excess of $200 million

PIMCO High Yield	0.49%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

Salomon Brothers All Cap and Salomon Brothers Investors Portfolios*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Stock Index	0.27%

UBS U.S. Allocation and FMRSM Diversified Mid Cap Portfolios*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Van Kampen Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% on assets in excess of $500 million

Van Kampen Equity Growth	0.65% of the first $1 billion; and 0.60% thereafter

*	Fee is calculated using the combined net assets of these Portfolios

During the six months ended June 30, 2005, DSI voluntarily reimbursed the following amounts. DSI is not obligated to reimburse these amounts and may choose not to do so in the future.

Amount
Portfolio	Reimbursed

Goldman Sachs Tollkeeper	$66,328
JPMorgan Small Cap Equity	4,807
Mercury Focus Value	3,534
Mercury Large Cap Growth	927
MFS Mid Cap Growth	26,673
T. Rowe Price Equity Income	15,497
UBS U.S. Allocation	2,123

Effective January 1, 2005, DSI entered into a written Expense Limitation Agreement (the “Agreement”) with Goldman Sachs Tollkeeper whereby the Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 1.40% and 1.55% for Class S shares and Class S2 shares, respectively. Any fees waived pursuant to the Agreement shall not be eligible for recoupment.

ING Funds Services, LLC (the “Administrator”), an indirect wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the FMRsm Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities: Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

In placing equity security transactions, the Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement allows Directed Services, Inc. (the “Distributor” or “DSI”) to make payments under the Agreement to insurance companies, broker-dealers or other financial intermediaries that provide services relating to each class of shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. The Portfolios have accrued the 0.25% service fee for each class, listed in their Statements of Operations.

Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI at an annual rate of 0.25% of the average daily net assets. DSI has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

The Manager and the Trust have entered into Portfolio Management Agreements with each Portfolio Manager. These Portfolio Managers provide investment advice for the various Portfolios and are paid by the Manager based on the average daily net assets of the respective Portfolios. The Portfolio

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Managers of each of the Series are as follows (* denotes a related party Advisor):

Series	Portfolio Manager

AIM Mid Cap Growth	A I M Capital Management, Inc.
Alliance Mid Cap Growth	Alliance Capital Management L.P.
Capital Guardian U.S. Equities	Capital Guardian Trust Company
Capital Guardian Managed Global	Capital Guardian Trust Company
Capital Guardian Small/Mid Cap	Capital Guardian Trust Company
Eagle Asset Capital Appreciation	Eagle Asset Management, Inc.
Evergreen Health Sciences	Evergreen Investment Management Company, LLC
Evergreen Omega	Evergreen Investment Management Company, LLC
FMRSM Diversified Mid Cap	Fidelity Management & Research Company
FMRSM Earnings Growth	Fidelity Management & Research Company
Goldman Sachs TollkeeperSM	Goldman Sachs Asset Management, L.P.
Global Resources	Baring International Investment Limited*
International	ING Investment Management Co.*
Janus Contrarian	Janus Capital Management LLC
Jennison Equity Opportunities	Jennison Associates LLC
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Equity	J.P. Morgan Investment Management Inc.
JPMorgan Value Opportunities	J.P. Morgan Investment Management Inc.
Julius Baer Foreign	Julius Baer Investment Management LLC
Legg Mason Value	Legg Mason Funds Management, Inc.
Limited Maturity Bond	ING Investment Management Co.*
Liquid Assets	ING Investment Management Co.*
Marsico Growth	Marsico Capital Management, LLC
Marsico International	Marsico Capital Management, LLC
Mercury Focus Value	Fund Asset Management L.P. (d/b/a Mercury Advisors)
Mercury Large Cap Growth	Fund Asset Management L.P. (d/b/a Mercury Advisors)
MFS Mid Cap Growth	Massachusetts Financial Services Company
MFS Total Return	Massachusetts Financial Services Company
MFS Utilities	Massachusetts Financial Services Company
Oppenheimer Main Street	OppenheimerFunds, Inc.
PIMCO Core Bond	Pacific Investment Management Company LLC
PIMCO High Yield	Pacific Investment Management Company LLC
Pioneer Fund	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value	Pioneer Investment Management, Inc.
Salomon Brothers All Cap	Salomon Brothers Asset Management Inc.
Salomon Brothers Investors	Salomon Brothers Asset Management Inc.
Stock Index	ING Investment Management Co.*
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
UBS U.S. Allocation	UBS Global Asset Management (Americas) Inc.
Van Kampen Equity Growth	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
Van Kampen Global Franchise	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
Van Kampen Growth and Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
Van Kampen Real Estate	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — OPTIONS WRITTEN

As of June 30, 2005, portfolio securities valued at $285,000 were held in escrow by the custodian as cover for call options written by PIMCO Core Bond.

Transactions in options written during the six months ended June 30, 2005, were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2004	1,475	$2,009,482
Options written	1,904	748,805
Options terminated in closing purchase transactions	(164)	(120,679)
Options expired	(1,276)	(828,738)
Options exercised	(224)	(53,847)

Options outstanding at June 30, 2005	1,715	$1,755,022

Transactions in options written during the six months ended June 30, 2005, were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2004	480	$155,760
Options written	908	105,140
Options terminated in closing purchase transactions	—	—
Options expired	(1,388)	(260,900)
Options exercised	—	—

Options outstanding at June 30, 2005	—	$—

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

AIM Capital Mid Cap Growth (Number of Shares)
Shares sold	380,103	2,445,051	76,920	261,679
Shares redeemed	(1,588,488)	(3,417,706)	(67,442)	(38,768)

Net increase (decrease) in shares outstanding	(1,208,385)	(972,655)	9,478	222,911

AIM Capital Mid Cap Growth ($)
Shares sold	$5,185,196	$32,421,210	$1,044,396	$3,358,960
Shares redeemed	(21,583,276)	(43,806,022)	(922,579)	(497,252)

Net increase (decrease)	$(16,398,080)	$(11,384,812)	$121,817	$2,861,708

	Class I
		Class S		Class S2
	May 13,
	2005(1) to	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2005	2005	2004	2005	2004

Alliance Mid Cap Growth (Number of Shares)
Shares sold	15,141	4,449,139	10,341,660	148,989	463,905
Shares redeemed	(17)	(10,559,728)	(8,467,680)	(51,204)	(49,115)

Net increase (decrease) in shares outstanding	15,124	(6,110,589)	1,873,980	97,785	414,790

Alliance Mid Cap Growth ($)
Shares sold	$251,388	$71,921,426	$164,329,759	$2,418,189	$7,240,355
Shares redeemed	(280)	(167,078,157)	(129,242,439)	(829,996)	(770,784)

Net increase (decrease)	$251,108	$(95,156,731)	$35,087,320	$1,588,193	$6,469,571

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Capital Guardian Managed Global (Number of Shares)
Shares sold	736,609	3,817,208	98,653	218,204
Shares issued as reinvestment of dividends	—	144,406	—	2,220
Shares redeemed	(2,885,175)	(4,448,686)	(37,253)	(21,076)

Net increase (decrease) in shares outstanding	(2,148,566)	(487,072)	61,400	199,348

Capital Guardian Managed Global ($)
Shares sold	$8,935,386	$44,346,179	$1,195,918	$2,503,232
Shares issued as reinvestment of dividends	—	1,753,083	—	26,861
Shares redeemed	(35,246,647)	(51,432,143)	(455,078)	(244,968)

Net increase (decrease)	$(26,311,261)	$(5,332,881)	$740,840	$2,285,125

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Capital Guardian Small/ Mid Cap (Number of Shares)
Shares sold	729,458	3,851,942	107,567	336,762
Shares issued as reinvestment of dividends	—	91,694	—	2,025
Shares redeemed	(4,726,135)	(7,940,899)	(54,077)	(38,010)

Net increase (decrease) in shares outstanding	(3,996,677)	(3,997,263)	53,490	300,777

Capital Guardian Small/Mid Cap ($)
Shares sold	$8,210,669	$42,912,486	$1,184,548	$3,626,896
Shares issued as reinvestment of dividends	—	1,056,315	—	23,286
Shares redeemed	(52,293,870)	(84,872,612)	(595,114)	(401,356)

Net increase (decrease)	$(44,083,201)	$(40,903,811)	$589,434	$3,248,826

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	468,171	8,584,080	81,970	305,709
Shares issued as reinvestment of dividends	—	103,278	—	1,678
Shares redeemed	(3,765,001)	(5,666,868)	(59,923)	(77,795)

Net increase (decrease) in shares outstanding	(3,296,830)	3,020,490	22,047	229,592

Capital Guardian U.S. Equities ($)
Shares sold	$5,285,872	$93,134,894	$920,358	$3,289,006
Shares issued as reinvestment of dividends	—	1,176,341	—	19,094
Shares redeemed	(42,484,428)	(60,199,098)	(670,712)	(850,912)

Net increase (decrease)	$(37,198,556)	$34,112,137	$249,646	$2,457,188

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Eagle Asset Capital Appreciation (Number of Shares)
Shares sold	627,099	1,008,007	36,503	52,228
Shares issued as reinvestment of dividends	—	111,796	—	1,006
Shares redeemed	(1,932,071)	(2,108,399)	(3,863)	(11,847)

Net increase (decrease) in shares outstanding	(1,304,972)	(988,596)	32,640	41,387

Eagle Asset Capital Appreciation ($)
Shares sold	$11,307,562	$16,668,343	$651,954	$859,646
Shares issued as reinvestment of dividends	—	1,997,790	—	17,950
Shares redeemed	(34,738,305)	(34,945,901)	(69,479)	(199,685)

Net increase (decrease)	$(23,430,743)	$(16,279,768)	$582,475	$677,911

	Class S		Class S2

		May 3,		May 3,
	Period Ended	2004(1) to	Period Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Evergreen Health Sciences (Number of Shares)
Shares sold	3,501,977	5,499,829	206,549	285,125
Shares redeemed	(656,069)	(2,303,845)	(22,886)	(11,714)

Net increase in shares outstanding	2,845,908	3,195,984	183,663	273,411

Evergreen Health Sciences ($)
Shares sold	$34,528,189	$52,655,556	$2,009,510	$2,681,317
Shares redeemed	(6,504,520)	(21,606,693)	(227,645)	(110,684)

Net increase	$28,023,669	$31,048,863	$1,781,865	$2,570,633

	Class I	Class S		Class S2

	May 13,		May 3,		May 3,
	2005(1) to	Period Ended	2004(1) to	Period Ended	2004(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,
	2005	2005	2004	2005	2004

Evergreen Omega (Number of Shares)
Shares sold	3,020	209,077	565,651	46,149	30,113
Shares issued as reinvestment of dividends	—	—	936	—	107
Shares redeemed	(1,632)	(79,447)	(28,481)	(2,923)	(75)

Net increase in shares outstanding	1,388	129,630	538,106	43,226	30,145

Evergreen Omega ($)
Shares sold	$30,913	$2,111,468	$5,657,178	$466,923	$298,876
Shares issued as reinvestment of dividends	—	—	9,720	—	1,108
Shares redeemed	(16,708)	(800,489)	(271,615)	(29,164)	(747)

Net increase	$14,205	$1,310,979	$5,395,283	$437,759	$299,237

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	3,243,842	5,761,833	336,989	436,940
Shares issued as reinvestment of dividends	—	22,367	—	1,232
Shares redeemed	(1,610,418)	(1,730,376)	(24,062)	(15,853)

Net increase in shares outstanding	1,633,424	4,053,824	312,927	422,319

FMRSM Diversified Mid Cap ($)
Shares sold	$40,421,022	$62,966,861	$4,145,332	$4,694,418
Shares issued as reinvestment of dividends	—	267,728	—	14,732
Shares redeemed	(19,687,493)	(17,675,581)	(292,588)	(167,721)

Net increase	$20,733,529	$45,559,008	$3,852,744	$4,541,429

	Class I	Class S	Class S2

	April 29,	May 4,	June 1,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005

FMRSM Earnings Growth (Number of Shares)
Shares sold	1,000,917	24,492	966
Shares redeemed	(248)	(12)	(1)

Net increase in shares outstanding	1,000,669	24,480	965

FMRSM Earnings Growth ($)
Shares sold	$10,009,471	$253,884	$10,125
Shares redeemed	(2,581)	(123)	(14)

Net increase	$10,006,890	$253,761	$10,111

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Global Resources (Number of Shares)
Shares sold	111,295	196,817	3,340,294	5,624,944	233,373	454,135
Shares issued as reinvestment of dividends	—	1,478	—	103,324	—	5,901
Shares redeemed	(35,693)	(58,740)	(1,223,150)	(3,314,772)	(18,108)	(19,792)

Net increase in shares outstanding	75,602	139,555	2,117,144	2,413,496	215,265	440,244

Global Resources ($)
Shares sold	$1,889,285	$2,923,759	$57,213,917	$82,561,777	$3,891,169	$6,635,477
Shares issued as reinvestment of dividends	—	22,590	—	1,576,719	—	89,812
Shares redeemed	(594,234)	(831,646)	(19,915,537)	(46,921,336)	(295,848)	(281,296)

Net increase	$1,295,051	$2,114,703	$37,298,380	$37,217,160	$3,595,321	$6,443,993

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Goldman Sachs Internet TollkeeperSM (Number of Shares)
Shares sold	767,995	2,909,123	161,673	308,208
Shares redeemed	(1,561,005)	(1,815,705)	(70,993)	(110,977)

Net increase (decrease) in shares outstanding	(793,010)	1,093,418	90,680	197,231

Goldman Sachs Internet TollkeeperSM ($)
Shares sold	$5,417,377	$19,820,438	$1,132,753	$2,072,051
Shares redeemed	(11,039,657)	(12,034,836)	(495,919)	(738,464)

Net increase (decrease)	$(5,622,280)	$7,785,602	$636,834	$1,333,587

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

International (Number of Shares)
Shares sold	1,040,459	6,076,201	122,465	339,862
Shares issued as reinvestment of dividends	—	177,710	—	8,763
Shares redeemed	(2,790,145)	(7,469,169)	(43,867)	(22,503)

Net increase (decrease) in shares outstanding	(1,749,686)	(1,215,258)	78,598	326,122

International ($)
Shares sold	$10,576,250	$55,809,992	$1,236,370	$3,139,464
Shares issued as reinvestment of dividends	—	1,757,550	—	86,493
Shares redeemed	(28,064,994)	(67,863,026)	(436,476)	(208,047)

Net increase (decrease)	$(17,488,744)	$(10,295,484)	$799,894	$3,017,910

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Janus Contrarian (Number of Shares)
Shares sold	735,205	2,762,167	61,143	133,193
Shares redeemed	(1,040,140)	(516,671)	(9,002)	(20,236)

Net increase (decrease) in shares outstanding	(304,935)	2,245,496	52,141	112,957

Janus Contrarian ($)
Shares sold	$7,949,203	$22,246,913	$651,895	$1,274,739
Shares redeemed	(11,208,354)	(3,948,635)	(96,311)	(192,380)

Net increase (decrease)	$(3,259,151)	$18,298,278	$555,584	$1,082,359

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Jennison Equity Opportunities (Number of Shares)
Shares sold	185,645	612,729	17,948	111,549
Shares issued as reinvestment of dividends	—	64,947	—	967
Shares redeemed	(2,210,840)	(4,722,763)	(18,811)	(13,634)

Net increase (decrease) in shares outstanding	(2,025,195)	(4,045,087)	(863)	98,882

Jennison Equity Opportunities ($)
Shares sold	$2,630,131	$8,327,940	$255,157	$1,499,276
Shares issued as reinvestment of dividends	—	939,778	—	13,952
Shares redeemed	(31,573,938)	(63,192,567)	(268,121)	(182,162)

Net increase (decrease)	$(28,943,807)	$(53,924,849)	$(12,964)	$1,331,066

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

JP Morgan Emerging Markets (Number of Shares)
Shares sold	4,096,293	6,844,253	338,791	486,075
Shares issued as reinvestment of dividends	—	48,964	—	2,788
Shares redeemed	(1,700,483)	(4,744,107)	(23,333)	(34,024)

Net increase in shares outstanding	2,395,810	2,149,110	315,458	454,839

JP Morgan Emerging Markets ($)
Shares sold	$45,545,081	$66,551,511	$3,754,210	$4,545,817
Shares issued as reinvestment of dividends	—	511,186	—	28,996
Shares redeemed	(18,421,611)	(43,849,233)	(257,697)	(313,646)

Net increase	$27,123,470	$23,213,464	$3,496,513	$4,261,167

	Class I		Class S		Class S2		Class ADV

	Six Months	May 6,	Six Months		Six Months		Six Months	August 12,
	Ended	2004(1) to	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

JP Morgan Small Cap Equity (Number of Shares)
Shares sold	877,596	4,042,632	1,973,111	7,266,410	623,338	1,442,951	21,681	21,409
Shares issued as reinvestment of dividends	—	3,214	—	11,873	—	2,483	—	18
Shares redeemed	(784,648)	(923,697)	(1,174,778)	(1,580,979)	(54,686)	(38,472)	(3,246)	(1,978)

Net increase in shares outstanding	92,948	3,122,149	798,333	5,697,304	568,652	1,406,962	18,435	19,449

JP Morgan Small Cap Equity ($)
Shares sold	$11,297,928	$46,830,482	$25,261,874	$85,607,644	$7,905,056	$16,631,895	$277,212	$240,723
Shares issued as reinvestment of dividends	—	42,458	—	156,606	—	32,622	—	242
Shares redeemed	(10,085,010)	(10,762,403)	(14,902,524)	(17,415,961)	(709,035)	(450,661)	(41,853)	(24,981)

Net increase	$1,212,918	$36,110,537	$10,359,350	$68,348,289	$7,196,021	$16,213,856	$235,359	$215,984

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S	Class S2

	April 29,	May 2,	June 1,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005

JP Morgan Value Opportunity (Number of Shares)
Shares sold	486,113	8,309,005	18,044
Shares redeemed	(5,281)	(34,456)	(20)

Net increase in shares outstanding	480,832	8,274,549	18,024

JP Morgan Value Opportunity ($)
Shares sold	$5,016,956	$83,775,993	$186,281
Shares redeemed	(54,737)	(355,790)	(207)

Net increase	$4,962,219	$83,420,203	$186,074

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Julius Baer Foreign (Number of Shares)
Shares sold	132,498	324,264	20,912,403	29,620,037	789,551	1,454,093
Shares issued as reinvestment of dividends	—	2,344	—	191,180	—	9,520
Shares redeemed	(36,596)	(81,635)	(7,139,764)	(2,336,327)	(153,584)	(37,205)

Net increase in shares outstanding	95,902	244,973	13,772,639	27,474,890	635,967	1,426,408

Julius Baer Foreign ($)
Shares sold	$1,600,709	$3,849,932	$253,910,520	$319,060,584	$9,538,388	$15,974,565
Shares issued as reinvestment of dividends	—	27,360	—	2,232,988	—	111,193
Shares redeemed	(446,313)	(992,377)	(85,210,939)	(25,008,569)	(1,834,692)	(427,697)

Net increase	$1,154,396	$2,884,915	$168,699,581	$296,285,003	$7,703,696	$15,658,061

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		April 11,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2005	2004	2005	2004	2005	2004	2005

Legg Mason Value (Number of Shares)
Shares sold	642,156	373,332	12,311,606	10,655,841	765,910	724,786	10,746
Shares issued as reinvestment of dividends	—	931	—	42,191	—	2,163	—
Shares redeemed	(123,988)	(3,935)	(2,125,334)	(3,680,860)	(183,520)	(149,560)	(129)

Net increase in shares outstanding	518,168	370,328	10,186,272	7,017,172	582,390	577,389	10,617

Legg Mason ($)
Shares sold	$6,171,754	$3,412,086	$117,015,852	$95,564,756	$7,343,379	$6,498,505	$103,259
Shares issued as reinvestment of dividends	—	9,049	—	410,099	—	21,001	—
Shares redeemed	(1,190,332)	(36,176)	(19,758,518)	(32,976,683)	(1,790,498)	(1,317,713)	(1,259)

Net increase	$4,981,422	$3,384,959	$97,257,334	$62,998,172	$5,552,881	$5,201,793	$102,000

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S

	April 29,
	2005(1) to	Period Ended	Year Ended
	June 30,	June 30,	December 31,
	2005	2005	2004

Limited Maturity Bond (Number of Shares)
Shares sold	5,155	53,658	1,583,424
Shares issued as reinvestment of dividends	—	—	2,145,171
Shares redeemed	(1)	(5,196,322)	(17,447,626)

Net increase (decrease) in shares outstanding	5,154	(5,142,664)	(13,719,031)

Limited Maturity Bond ($)
Shares sold	$57,685	$596,665	$18,481,089
Shares issued as reinvestment of dividends	—	—	23,811,393
Shares redeemed	(14)	(57,786,409)	(204,273,426)

Net increase (decrease)	$57,671	$(57,189,744)	$(161,980,944)

	Class I		Class S		Class S2

		May 7,
	Period Ended	2004(1) to	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 30,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Liquid Assets (Number of Shares)
Shares sold	90,135,476	194,328,663	368,184,675	1,068,394,922	23,889,478	29,777,695
Shares issued as reinvestment of dividends	1,581,943	857,268	7,570,415	7,203,447	124,528	77,569
Shares redeemed	(85,943,076)	(69,643,420)	(309,545,675)	(1,172,769,836)	(16,741,027)	(24,964,663)

Net increase in shares outstanding	5,774,343	125,542,511	66,209,415	(97,171,467)	7,272,977	4,890,601

Liquid Assets ($)
Shares sold	$90,135,476	$194,328,663	$368,184,675	$1,068,394,922	$23,889,476	$29,777,695
Shares issued as reinvestment of dividends	1,581,943	857,268	7,570,415	7,203,447	124,528	77,659
Shares redeemed	(85,943,076)	(69,643,420)	(309,545,675)	(1,172,769,836)	(16,741,027)	(24,964,663)

Net increase	$5,774,343	$125,542,511	$66,209,415	$97,171,467	$7,272,977	$4,890,601

	Class I		Class S		Class S2		Class ADV

			Six Months		Six Months
	Period Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Marsico Growth (Number of Shares)
Shares sold	550,859	180,216	1,727,870	3,975,733	239,745	448,816	177,660	145,938
Shares redeemed	(268,696)	(103,897)	(3,998,563)	(8,714,862)	(62,453)	(47,553)	(38,031)	(25,390)

Net increase (decrease) in shares outstanding	282,163	76,319	(2,270,693)	(4,739,129)	177,292	401,263	139,629	120,548

Marsico Growth ($)
Shares sold	$7,790,896	$2,348,696	$24,459,431	$51,384,504	$3,383,575	$5,838,655	$2,523,323	$1,894,401
Shares redeemed	(3,884,185)	(1,381,911)	(56,499,901)	(112,922,003)	(881,309)	(608,082)	(530,079)	(348,853)

Net increase (decrease)	$3,906,711	$966,785	$(32,040,470)	$(61,537,499)	$2,502,266	$5,230,573	$1,993,244	$1,545,548

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Marsico International (Number of Shares)
Shares sold	1,015,264	1,110,030
Shares redeemed	(1,524)	(436,488)

Net increase in shares outstanding	1,013,740	673,542

Marsico International ($)
Shares sold	$10,155,235	$11,316,956
Shares redeemed	(15,496)	(4,475,204)

Net increase	$10,139,739	$6,841,752

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Mercury Focus Value (Number of Shares)
Shares sold	72,504	4,696,932	2,021,533	4,494,289	38,156	136,456
Shares issued as reinvestment of dividends	—	190,096	—	280,794	—	9,050
Shares redeemed	(468,878)	(827,364)	(4,986,658)	(843,957)	(19,928)	(11,750)

Net increase (decrease) in shares outstanding	(396,374)	4,059,664	(2,965,125)	3,931,126	18,228	133,756

Mercury Focus Value ($)
Shares sold	$834,115	$53,937,950	$23,225,479	$51,970,816	$433,643	$1,538,615
Shares issued as reinvestment of dividends	—	2,190,782	—	3,233,518	—	103,956
Shares redeemed	(5,347,988)	(9,458,944)	(54,374,647)	(9,283,967)	(228,812)	(133,958)

Net increase (decrease)	$(4,513,873)	$46,669,788	$(31,149,168)	$45,920,367	$204,831	$1,508,613

	Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months	March 17,
	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Mercury Large Cap Growth (Number of Shares)
Shares sold	583,738	906,184	30,948	122,342	19,705	8,406
Shares issued as reinvestment of dividends	—	137,666	—	15,507	—	667
Shares redeemed	(349,921)	(659,888)	(28,485)	(14,231)	(294)	(407)

Net increase in shares outstanding	233,817	383,962	2,463	123,618	19,411	8,666

Mercury Large Cap Growth ($)
Shares sold	$6,046,542	$9,340,034	$314,377	$1,262,302	$200,795	$85,598
Shares issued as reinvestment of dividends	—	1,432,859	—	160,788	—	6,926
Shares redeemed	(3,633,945)	(6,698,717)	(288,789)	(144,455)	(3,077)	(4,104)

Net increase	$2,412,597	$4,074,176	$25,588	$1,278,635	$197,718	$88,420

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

MFS Mid Cap Growth (Number of Shares)
Shares sold	285,855	4,696,932	152,245	4,494,289	272,685	136,456
Shares issued as reinvestment of dividends	—	190,096	—	280,794	—	9,050
Shares redeemed	(53,657)	(827,364)	(8,191,452)	(843,957)	(203,056)	(11,750)

Net increase (decrease) in shares outstanding	232,198	4,059,664	(8,039,207)	3,931,126	69,629	133,756

MFS Mid Cap Growth ($)
Shares sold	$3,004,623	$53,937,950	$1,660,395	$51,970,816	$3,010,098	$1,538,615
Shares issued as reinvestment of dividends	—	2,190,782	—	3,233,518	—	103,956
Shares redeemed	(591,603)	(9,458,944)	(89,536,754)	(9,283,967)	(2,219,437)	(133,958)

Net increase (decrease)	$2,413,020	$46,669,788	$(87,876,359)	$45,920,367	$790,661	$1,508,613

	Class I		Class S		Class S2		Class ADV

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

MFS Total Return (Number of Shares)
Shares sold	507,117	197,483	2,756,481	6,000,644	528,553	965,354	125,114	195,248
Shares issued as reinvestment of dividends	—	5,054	—	1,424,362	—	36,981	—	3,343
Shares redeemed	(99,370)	(64,110)	(2,216,101)	(5,500,680)	(117,247)	(75,864)	(16,176)	(29,399)

Net increase in shares outstanding	407,747	138,427	540,380	1,924,326	411,306	926,471	108,938	169,192

MFS Total Return ($)
Shares sold	$9,527,323	$3,523,177	$51,420,801	$106,044,579	$9,829,800	$17,071,758	$2,358,578	$3,442,138
Shares issued as reinvestment of dividends	—	94,047	—	26,478,898	—	684,521	—	61,786
Shares redeemed	(1,851,637)	(1,140,300)	(41,428,257)	(97,955,098)	(2,191,041)	(1,351,867)	(299,148)	(516,996)

Net increase	$7,675,686	$2,476,924	$9,992,544	$34,568,379	$7,638,759	$16,404,412	$2,059,430	$2,986,928

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

MFS Utility (Number of Shares)
Shares sold	1,027,215	4,015,930
Shares redeemed	(57)	(116,271)

Net increase in shares outstanding	1,027,158	3,899,659

MFS Utility ($)
Shares sold	$10,279,394	$41,760,026
Shares redeemed	(586)	(1,170,957)

Net increase	$10,278,808	$40,589,069

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Oppenheimer Main Street (Number of Shares)
Shares sold	60,295	3,545	433,522	667,819	42,304	64,648
Shares issued as reinvestment of dividends	—	86	—	303,449	—	1,556
Shares redeemed	(4,900)	(2,432)	(3,002,254)	(6,821,552)	(5,045)	(25,911)

Net increase (decrease) in shares outstanding	55,395	1,199	(2,568,732)	(5,850,284)	37,259	40,293

Oppenheimer Main Street ($)
Shares sold	$993,526	$54,594	$7,125,898	$10,320,945	$689,260	$1,004,524
Shares issued as reinvestment of dividends	—	1,408	—	4,973,523	—	25,453
Shares redeemed	(79,331)	(37,900)	(49,175,984)	(105,114,341)	(82,808)	(408,239)

Net increase (decrease)	$914,195	$18,102	$(42,050,086)	$(89,819,873)	$606,452	$621,738

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

PIMCO Core Bond (Number of Shares)
Shares sold	21,417,394	27,075,439	554,547	1,204,408
Shares issued as reinvestment of dividends	—	1,867,182	—	70,359
Shares redeemed	(6,896,687)	(9,741,273)	(87,888)	(274,150)

Net increase in shares outstanding	14,520,707	19,201,348	466,659	1,000,617

PIMCO Core Bond ($)
Shares sold	$235,972,661	$297,246,246	$6,067,116	$13,159,032
Shares issued as reinvestment of dividends	—	20,352,279	—	765,510
Shares redeemed	(75,914,046)	(106,483,538)	(955,407)	(2,963,791)

Net increase	$160,058,615	$211,114,987	$5,111,709	$10,960,751

	Class I	Class S

	April 29,		May 3,
	2005(1) to	Period Ended	2004(1) to
	June 30,	June 30,	December 31,
	2005	2005	2004

PIMCO High Yield (Number of Shares)
Shares sold	3,690	10,183,175	76,516,394
Shares issued as reinvestment of dividends	2	2,080,086	2,173,789
Shares redeemed	(1)	(12,212,429)	(12,240,110)

Net increase in shares outstanding	3,691	50,832	66,450,073

PIMCO High Yield ($)
Shares sold	$37,824	$104,992,997	$767,355,305
Shares issued as reinvestment of dividends	21	21,479,694	22,061,170
Shares redeemed	(12)	(125,806,977)	(122,698,936)

Net increase	$37,833	$665,714	$666,717,539

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Pioneer Fund (Number of Shares)
Shares sold	256,932	152,628
Shares redeemed	(2,569)	(2,396)

Net increase in shares outstanding	254,363	150,232

Pioneer Fund ($)
Shares sold	$2,587,578	$1,590,831
Shares redeemed	(26,767)	(24,894)

Net increase	$2,560,811	$1,565,937

	Class I	Class S

	April 29,	May 2,
	2005(1) to	2005(1) to
	June 30,	June 30,
	2005	2005

Pioneer Mid Cap Value (Number of Shares)
Shares sold	11,778,580	216,656
Shares redeemed	(2,191,799)	(161,334)

Net increase in shares outstanding	9,586,781	55,322

Pioneer Mid Cap Value ($)
Shares sold	$119,993,531	$2,248,170
Shares redeemed	(23,306,769)	(1,671,700)

Net increase	$96,686,762	$576,470

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Salomon All Cap (Number of Shares)
Shares sold	4,752,147	12,110,423	281,707	643,130
Shares issued as reinvestment of dividends	—	71,096	—	3,201
Shares redeemed	(14,206,134)	(8,070,848)	(35,493)	(8,670)

Net increase (decrease) in shares outstanding	(9,453,987)	4,110,671	246,214	637,661

Salomon All Cap ($)
Shares sold	$59,112,575	$146,209,720	$3,480,762	$7,800,345
Shares issued as reinvestment of dividends	—	896,519	—	40,264
Shares redeemed	(170,755,272)	(97,385,318)	(440,272)	(104,003)

Net increase (decrease)	$(111,642,697)	$49,720,921	$3,040,490	$7,736,606

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Salomon Brothers Investors (Number of Shares)
Shares sold	24,468	111,894	4,169,713	8,366,981	49,431	90,736
Shares issued as reinvestment of dividends	—	847	—	114,253	—	1,037
Shares redeemed	(12,787)	(24,694)	(7,682,621)	(3,449,532)	(5,145)	(21,164)

Net increase (decrease) in shares outstanding	11,681	88,047	(3,512,908)	5,031,702	44,286	70,609

Salomon Brothers Investors ($)
Shares sold	$274,963	$1,227,182	$46,991,360	$90,509,416	$557,370	$981,164
Shares issued as reinvestment of dividends	—	9,620	—	1,296,772	—	11,764
Shares redeemed	(144,621)	(268,825)	(84,219,643)	(37,293,659)	(57,383)	(228,809)

Net increase (decrease)	$130,342	$967,977	$(37,228,283)	$54,512,529	$499,987	$764,119

	Class I

		May 3,
	Period Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Stock Index (Number of Shares)
Shares sold	2,949,206	37,599,382
Shares issued as reinvestment of dividends	—	478,992
Shares redeemed	(2,574,274)	(3,320,902)

Net increase in shares outstanding	374,932	34,757,472

Stock Index ($)
Shares sold	$30,700,277	$385,447,459
Shares issued as reinvestment of dividends	—	5,139,586
Shares redeemed	(27,586,997)	(33,964,848)

Net increase	$3,113,280	$356,622,197

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	433,616	858,067	6,311,829	12,950,340	757,446	1,301,041	888,593	527,747
Shares issued as reinvestment of dividends	—	40,601	—	1,274,233	—	38,593	—	9,212
Shares redeemed	(79,054)	(211,689)	(679,107)	(2,135,332)	(13,864)	(16,906)	(67,766)	(18,053)

Net increase in shares outstanding	354,562	686,979	5,632,722	12,089,241	743,582	1,322,728	820,827	518,906

T. Rowe Price Capital Appreciation ($)
Shares sold	$10,591,754	$19,413,925	$153,825,952	$291,108,962	$18,409,226	$29,102,917	$21,526,202	$12,356,477
Shares issued as reinvestment of dividends	—	986,205	—	30,925,646	—	934,335	—	222,380
Shares redeemed	(1,931,176)	(4,749,172)	(16,711,592)	(47,118,256)	(341,188)	382,615	(1,633,635)	(408,788)

Net increase	$8,660,578	$15,650,958	$137,114,360	$274,916,352	$18,068,038	$30,419,867	$19,892,567	$12,170,069

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months	January 15,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

T. Rowe Price Equity Income (Number of Shares)
Shares sold	699,395	574,735	6,067,642	18,779,810	539,445	864,630	623,844	276,755
Shares issued as reinvestment of dividends	—	11,006	—	944,346	—	23,630	—	3,708
Shares redeemed	(88,486)	(40,064)	(1,627,493)	(2,863,838)	(124,433)	92,338	(89,312)	(18,593)

Net increase in shares outstanding	610,909	545,677	4,440,149	16,860,318	415,012	980,598	534,532	261,870

T. Rowe Price Equity Income ($)
Shares sold	$9,481,684	$7,372,442	$82,770,291	$235,349,305	$7,327,578	$10,870,616	$8,438,247	$3,542,041
Shares issued as reinvestment of dividends	—	149,018	—	12,767,556	—	318,762	—	49,904
Shares redeemed	(1,219,463)	(493,023)	(22,159,348)	(36,690,870)	(1,696,698)	(1,148,576)	(1,199,558)	(236,539)

Net increase	$8,262,221	$7,028,437	$60,610,943	$211,425,991	$5,630,880	$10,040,802	$7,238,689	$3,355,406

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

UBS U.S. Allocation (Number of Shares)
Shares sold	941,740	3,062,108	118,776	230,777
Shares issued as reinvestment of dividends	—	73,062	—	2,564
Shares redeemed	(642,004)	(333,880)	(15,607)	(10,781)

Net increase in shares outstanding	299,736	2,801,290	103,169	222,560

UBS U.S. Allocation ($)
Shares sold	$8,886,647	$27,017,777	$1,115,330	$2,045,912
Shares issued as reinvestment of dividends	—	688,240	—	24,103
Shares redeemed	(6,075,121)	(3,004,022)	(148,643)	(95,912)

Net increase	$2,811,526	$24,701,995	$966,687	$1,974,103

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Van Kampen Equity Growth (Number of Shares)
Shares sold	72,206	4,576,474	617,008	1,073,524	147,270	422,789
Shares issued as reinvestment of dividends	—	20,006	—	18,352	—	4,441
Shares redeemed	(431,777)	(454,152)	(226,645)	(271,825)	(60,492)	(86,152)

Net increase (decrease) in shares outstanding	(359,571)	4,142,328	390,363	820,051	86,778	341,078

Van Kampen Equity Growth ($)
Shares sold	$715,070	$45,000,919	$6,144,221	$10,416,330	$1,455,663	$4,078,911
Shares issued as reinvestment of dividends	—	203,858	—	186,825	—	45,071
Shares redeemed	(4,268,208)	(4,359,974)	(2,242,323)	(2,592,626)	(602,300)	(832,337)

Net increase (decrease)	$(3,553,138)	$40,844,803	$3,901,898	$8,010,529	$853,363	$3,291,645

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

Van Kampen Global Franchise (Number of Shares)
Shares sold	4,863,602	4,945,508	948,119	1,898,240
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed	(437,422)	(862,103)	(33,725)	(31,498)

Net increase in shares outstanding	4,426,180	4,083,405	914,394	1,866,742

Van Kampen Global Franchise ($)
Shares sold	$63,615,641	$57,402,352	$12,288,986	$21,998,044
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed	(5,715,219)	(9,897,607)	(432,755)	(367,977)

Net increase	$57,900,422	$47,504,745	$11,856,231	$21,630,067

	Class S		Class S2		Class ADV

						February 22,
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Van Kampen Growth and Income (Number of Shares)
Shares sold	1,012,863	1,441,386	385,589	1,093,115	5,581	21,211
Shares issued as reinvestment of dividends	—	308,286	—	22,085	—	201
Shares redeemed	(2,414,303)	(3,094,677)	(175,019)	(58,988)	(445)	(3,507)

Net increase (decrease) in shares outstanding	(1,401,440)	(1,345,005)	210,570	1,056,212	5,136	17,905

Van Kampen Growth and Income ($)
Shares sold	$25,190,329	$33,052,961	$9,565,216	$24,769,286	$138,731	$482,944
Shares issued as reinvestment of dividends	—	7,531,437	—	538,210	—	4,877
Shares redeemed	(60,033,430)	(70,274,335)	(4,364,481)	(1,322,180)	(10,969)	(84,020)

Net increase (decrease)	$(34,843,101)	$(29,689,937)	$5,200,735	$23,985,316	$127,762	$403,801

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Van Kampen Real Estate (Number of Shares)
Shares sold	110,425	163,714	8,829,370	6,117,868	199,328	344,493
Shares issued as reinvestment of dividends	—	3,515	—	421,723	—	13,420
Shares redeemed	(11,969)	(23,121)	(1,372,882)	(2,496,093)	(36,878)	(17,261)

Net increase in shares outstanding	98,456	144,108	7,456,488	4,043,498	162,450	340,652

Van Kampen Real Estate ($)
Shares sold	$3,008,057	$3,877,854	$240,329,006	$142,702,961	$5,404,605	$8,015,017
Shares issued as reinvestment of dividends	—	95,865	—	11,470,877	—	364,613
Shares redeemed	(317,690)	(534,233)	(37,612,901)	(54,146,041)	(1,022,940)	(428,647)

Net increase	$2,690,367	$3,439,486	$202,716,105	$100,027,797	$4,381,665	$7,950,983

(1)	Commencement of operations.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six months ended June 30, 2005, the Portfolios did not have any loans outstanding under the line of credit.

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Liquid Assets) of the Portfolios’ net assets, at market value, at time of purchase.

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

Global Resources	ITM Power PLC	1,347,050	9/1/2004	$1,843,876	$2,228,021	0.8%
	Sinopec Zhenhai Refining & Chemical Co., Ltd.	9,369,000	6/9/2005	9,072,761	8,834,537	3.3%

				$10,916,637	$11,062,558	4.2%

Janus Contrarian	Ames Department Stores, Inc.	25,000	10/4/2000	$11,111	$—	0.0%
	Ballarpur Industries Ltd. GDR	74,559	11/13/2003	616,603	923,413	1.4%
	Reliance Industries Ltd.	90,821	6/5/2003	1,351,673	2,645,615	4.0%

				$1,979,387	$3,569,028	5.5%

Julius Baer Foreign	Centrenergo ADR	2,095	12/17/03	$4,961	$16,971	0.0%

Liquid Assets	Goldman Sachs Group, Inc.	17,200,000	1/13/2005	$17,200,000	$17,200,000	1.9%
	Money Market Trust — Series A	23,000,000	3/12/2003	23,000,000	23,000,000	2.6%
	Newcastle CDO I Ltd.	9,500,000	10/23/2003	9,500,000	9,500,000	1.1%

				$49,700,000	$49,700,000	5.6%

Marsico International	Hyundai Motor Co. GDR	5,897	6/15/2005	$172,371	$164,043	1.0%
	Reliance Industries Ltd. GDR	6,847	4/29/2005	179,259	199,453	1.2%
	Samsung Electronics Co. Ltd. GDR	641	4/29/2005	150,054	153,195	0.9%

				$501,684	$516,691	3.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

MFS Total Return	Fosters Finance Corp., 5.875%, due 06/15/35	1,202,000	6/21/2005	$1,193,677	$1,212,292	0.1%
	Simon Property Group LP, 5.100%, due 06/15/15	610,000	6/1/2005	609,799	610,852	0.0%

				$1,803,476	$1,823,144	0.1%

MFS Utilities	Rosetta Resources, Inc.	29,370	06/28/05	$469,920	$469,920	0.9%

PIMCO Core Bond	City of Chicago, 7.460%, due 01/01/35	1,115,000	3/24/2005	$1,178,242	$1,231,473	0.1%
	Commercial Mortgage Pass Through Certificates, 3.270%, due 03/15/20	4,200,000	3/23/2005	4,200,000	4,201,314	0.4%
	Countrywide Home Loan Mortgage Pass Through Trust, 3.654%, due 06/25/35	9,200,000	6/20/2005	9,199,988	9,202,867	1.0%
	Emerson Credit Default Swap, receive $1,100,000 in the event of default and pay 0.210%	1,100,000	09/24/03	—	901	0.0%
	Ford Motor Credit Default Swap , receive $1,000,000 in the event of default and pay 3.750%	1,000,000	04/11/05	—	28,442	0.0%
	Ford Motor Credit Default Swap, receive $2,000,000 in the event of default and pay 4.750%	2,000,000	05/09/05	—	94,229	0.0%
	Ford Motor Credit Default Swap, receive $2,000,000 in the event of default and pay 3.200%	2,000,000	05/13/05	—	33,393	0.0%
	Ford Motor Credit Default Swap, receive $1,000,000 in the event of default and pay 3.250%	1,000,000	04/15/05		17,175	0.0%
	Ford Motor Credit Default Swap, receive $500,000 in the event of default and pay 3.600%	500,000	04/13/05	—	12,821	0.0%
	Gannett Co., Inc. Credit Default Swap, receive $400,000 in the event of default and pay 0.220%	400,000	09/24/03	—	1,578	0.0%
	General Motors Acceptance Corp. Credit Default Swap, receive $1,000,000 in the event of default and pay 2.950%	1,000,000	03/31/05	—	10,945	0.0%
	General Motors Acceptance Corp. Credit Default Swap, receive $1,200,000 in the event of default and pay 3.670%	1,200,000	03/31/05	—	16,682	0.0%
	EURO Call Swaption, Put 3 month LIBOR, 5.750%, expires 04/27/09	500,000	04/28/04	25,850	83,351	0.0%
	EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09	500,000	04/28/04	35,750	12,108	0.0%
	Radioshack Credit Default Swap, receive $700,000 in the event of default and pay 0.350%	700,000	09/29/03	—	8,937	0.0%
	Russia Credit Default Swap, receive $1,900,000 in the event of default and pay 0.580%	1,900,000	05/26/05	—	108	0.0%
	Russia Credit Default Swap, receive $1,900,000 in the event of default and pay 0.610%	1,900,000	03/11/05	—	186	0.0%
	Russia Credit Default Swap, receive $2,100,000 in the event of default and pay 0.700%	2,100,000	03/15/05	—	2,995	0.0%
	Russia Credit Default Swap, receive $2,100,000 in the event of default and pay 0.770%	2,100,000	05/18/05	—	271	0.0%
	Russia Credit Default Swap, receive $600,000 in the event of default and pay 1.000%	600,000	07/19/04	—	200	0.0%
	State of California, 7.480%, due 07/01/12	650,000	03/24/05	761,563	792,012	0.1%
	State of Georgia, 7.460%, due 05/01/20	500,000	03/24/05	563,578	580,800	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

	United AirLines, Inc., 5.850%, due 04/07/16	250,000	12/27/01	—	$134,381	0.0%
	Whirlpool Credit Default Swap, receive $700,000 in the event of default and pay 0.290%	700,000	09/24/03	—	4,983	0.0%

				$15,964,971	$16,472,151	1.7%

PIMCO High Yield	Allegheny Energy, Inc., 4.810%, due 03/08/11	167,083	10/27/04	167,083	168,206	0.0%
	Allegheny Energy, Inc., 5.620%, due 03/08/11	1,123,345	10/27/04	1,123,345	1,130,892	0.2%
	Allegheny Energy, Inc., 5.880%, due 03/08/11	479,038	10/27/04	479,038	482,257	0.1%
	Allegheny Energy, Inc., 7.250%, due 03/08/11	19,188	10/27/04	19,188	19,317	0.0%
	AmeriGas Partners LP, 8.830%, due 04/19/10	375,000	04/30/04	400,099	396,241	0.1%
	Bombardier Capital, Inc., 7.090%, due 12/20/05	2,000,000	04/30/04	2,096,806	2,032,500	0.3%
	Bombardier Credit Default Swap, 2.000%, due 12/08/04	3,000,000	12/08/04	—	14,759	0.0%
	Brenntag AG, 4.730%, due 02/27/12	2,000,000	04/30/04	2,023,417	2,025,750	0.3%
	Centennial Communications Corp., 5.343%, due 01/20/11	866,667	04/30/04	868,431	879,774	0.1%
	Centennial Communications Corp., 5.570%, due 01/20/11	600,000	04/30/04	601,198	609,053	0.1%
	Centennial Communications Corp., 5.630%, due 02/09/11	46,666	04/30/04	46,761	47,370	0.0%
	Centennial Communications Corp., 5.770%, due 01/20/11	66,667	05/28/04	66,804	67,673	0.0%
	Charter Communications Corp., 5.980%, due 04/26/11	1,091,750	04/30/04	1,089,250	1,086,388	0.2%
	Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,650,000	04/30/04	1,785,843	1,744,875	0.3%
	Continental Airlines, Inc., 6.920%, due 04/02/13	1,588,725	04/30/04	1,572,838	1,591,863	0.2%
	El Paso Production Holding Co., 5.555%, due 11/22/09	1,125,000	11/19/04	1,125,000	1,133,525	0.2%
	El Paso Production Holding Co., 5.875%, due 11/22/09	1,860,000	11/19/04	1,860,000	1,874,095	0.3%
	Ferrellgas Partners LP, 8.780%, due 08/01/07	2,500,000	05/20/04	2,616,501	2,584,985	0.4%
	General Growth Properties, 5.370%, due 11/12/07	1,489,189	11/16/04	1,498,165	1,498,165	0.2%
	General Growth Properties, 5.370%, due 11/12/08	1,492,152	12/07/04	1,503,989	1,503,989	0.2%
	General Motors Acceptance Corp. — Credit Default Agreement 3.50 MLC, due 06/20/06	4,500,000	04/23/05	—	72,925	0.0%
	Goodyear Tire & Rubber, 5.890%, due 04/01/10	3,000,000	04/01/05	3,000,000	3,000,267	0.4%
	Headwater, Inc. Headwaters, Inc., 4.950%, due 04/30/11	1,437,248	12/06/04	1,457,063	1,450,723	0.2%
	Healthsouth Corp., 7.625%, due 06/01/12	6,200,000	05/18/05	5,942,702	6,045,000	0.9%
	Healthsouth Corp., 8.375%, due 10/01/11	750,000	05/18/05	733,338	748,125	0.1%
	Invensys PLC, 7.874%, due 09/05/09	1,600,000	04/30/04	1,610,957	1,632,000	0.2%
	Invensys PLC, 6.091%, due 09/05/09	588,400	04/30/04	590,135	598,697	0.1%
	MCI, Inc. — Credit Default Agreement, 1.150%, due 12/20/05	1,500,000	09/23/04	—	6,107	0.0%
	Qwest Communications Intl., Inc., 7.934%, due 06/30/07	640,000	04/30/04	657,799	660,000	0.1%
	UPC Financing, 5.752%, due 09/15/12	1,500,000	03/03/05	1,500,000	1,501,355	0.2%

				$36,435,751	$36,606,876	5.3%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

T. Rowe Price Capital Appreciation	Assurant, Inc.	605,000	02/04/04	$15,486,032	$21,840,500	1.0%
	Atherogenics, Inc., 1.500%, due 02/01/12	830,000	01/06/05	830,000	660,888	0.0%
	CapitalSource, Inc., 3.500%, due 07/15/34	6,750,000	07/01/04	6,753,311	6,142,500	0.3%
	Delta Air Lines, Inc., 2.875%, due 02/18/24	17,190,000	02/03/04	15,865,902	5,801,625	0.3%
	Fortis Insurance	3,500	01/20/05	3,500,000	3,845,625	0.2%
	Host Marriot LP, 3.250%, due 04/15/24	12,640,000	12/03/04	14,021,747	14,077,800	0.6%
	Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,975,000	09/29/04	7,978,744	7,616,125	0.3%
	NRG Energy, Inc.	12,000	12/15/04	12,199,550	13,180,500	0.6%
	Red Hat, Inc., 0.500%, due 01/15/24	9,117,000	01/07/04	9,031,495	7,715,261	0.3%
	Roche Holdings, Inc., 2.310%, due 07/25/21	36,750,000	07/13/01	20,640,865	25,445,700	1.1%
	Tyco Intl. Group SA, 2.310%, due 07/25/21	4,400,000	01/07/03	4,400,000	5,698,000	0.3%
	Tyco Intl. Group SA, 3.125%, due 01/15/23	2,200,000	01/07/03	2,200,000	3,052,500	0.1%

				$112,907,646	115,077,024	5.1%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolios of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

AIM Mid Cap Growth	$53,077,948	$55,015,815
Alliance Mid Cap Growth	155,539,435	165,356,500
Capital Guardian Managed Global	49,794,247	51,572,201
Capital Guardian Small/ Mid Cap	133,118,308	140,227,017
Capital Guardian U.S. Equities	157,995,233	163,010,081
Eagle Asset Capital Appreciation	24,428,325	25,335,520
FMRSM Diversified Mid Cap	41,060,637	42,367,558
International	15,366,311	16,014,857
Jennison Equity Opportunity	68,771,366	71,382,735
JPMorgan Emerging Markets	25,601,204	26,553,737
JPMorgan Small Cap Equity	38,573,282	40,081,151
Julius Baer Foreign	17,825,808	18,574,314
Limited Maturity Bond	83,011,599	84,777,124
Liquid Assets	999,880	1,020,182
Marsico Growth	169,110,119	173,998,041
Mercury Focus Value	14,081,234	14,539,594
MFS Mid Cap Growth	177,302,193	182,603,577
MFS Total Return	394,401,877	405,322,310
Oppenheimer Main Street	67,788,039	69,871,465
PIMCO Core Bond	207,455,551	211,778,782
PIMCO High Yield	197,420,635	203,790,356
Salomon Brothers All Cap	82,950,597	86,199,378
Stock Index	47,979,279	49,556,841
T. Rowe Price Capital Appreciation	380,826,668	392,489,020
T. Rowe Price Equity Income	161,520,741	167,510,884
UBS U.S. Balanced	23,290,533	47,426,461
Van Kampen Equity Growth	23,078,383	23,702,229
Van Kampen Global Franchise	7,930,672	8,312,483
Van Kampen Growth and Income	106,039,784	108,908,429
Van Kampen Real Estate	2,550,908	2,602,464

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2005			Year Ended December 31, 2004

	Ordinary	Long-Term	Return of	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Income	Capital Gain	Capital

Capital Guardian Managed Global	$—	$—	$—	$1,779,944	$—	$—
Capital Guardian Small/ Mid Cap	—	—	—	1,079,601	—	—
Capital Guardian U.S. Equities	—	—	—	1,195,435	—	—
Eagle Asset Capital Appreciation	—	—	—	2,015,740	—	—
FMRSM Diversified MidCap	—	—	—	282,460	—	—
Global Resources	—	—	—	1,689,121	—	—
International	—	—	—	1,844,043	—	—
Jennison Equity Opportunities	—	—	—	953,730	—	—
JPMorgan Emerging Markets	—	—	—	540,182	—	—
JPMorgan Small Cap Equity	—	—	—	—	231,928	—
Julius Baer Foreign	—	—	—	2,176,781	194,760	—
Legg Mason Value	—	—	—	440,149	—	—
Limited Maturity Bond	—	—	—	21,734,136	2,077,257	—
Liquid Assets	10,040,688	—	—	8,814,050	—	—
Mercury Focus Value	—	—	—	3,958,102	1,570,154	—
Mercury Large Cap Growth	—	—	—	575,565	995,137	29,871
MFS Total Return	—	—	—	27,319,252	—	—
Oppenheimer Main Street	—	—	—	5,000,384	—	—
PIMCO Core Bond	—	—	—	19,927,063	1,190,727	—
PIMCO High Yield	22,479,749	—	—	24,814,541	—	—
Salomon All Cap	—	—	—	936,783	—	—
Salomon Brothers Investors	—	—	—	1,318,156	—	—
Stock Index	—	—	—	4,792,363	347,223	—
T.Rowe Price Capital Appreciation	—	—	—	21,697,748	11,370,818	—
T.Rowe Price Equity Income	—	—	—	10,962,687	2,322,554	—
UBS U.S. Allocation	—	—	—	712,343	—	—
Van Kampen Equity Growth	—	—	—	379,214	56,540	—
Van Kampen Global Franchise	—	—	—	—	—	—
Van Kampen Growth and Income	—	—	—	8,074,524	—	—
Van Kampen Real Estate	—	—	—	8,795,676	3,135,679	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

		Undistributed	Unrealized	Post-October
	Undistributed	Long-Term	Appreciation/	Losses	Capital Loss	Expiration
	Ordinary Income	Capital Gains	(Depreciation)	Deferred	Carryforwards	Dates

AIM Mid Cap Growth	$1,992,772	—	$30,258,387	$(189,971)	$(86,603,979)	2009
					(52,948,338)	2010

					$(139,552,317)

Alliance Mid Cap Growth	—	—	77,142,868	—	(8,776,784)	2010
Capital Guardian Managed Global	2,719,652	—	66,852,735	(288,052)	(17,912,760)	2010
					(24,365,509)	2011

					$(42,278,269)

Capital Guardian Small/Mid Cap	881,133	—	68,698,820	—	$(100,670,966)	2009
					(37,767,529)	2010
					(57,927,604)	2011

					$(196,366,099)

Capital Guardian U.S. Equities Value	2,765,243	—	111,651,938	—	(13,263,560)	2011
Eagle Asset Capital Appreciation	2,519,824	—	28,712,829	—	$(2,009,751)	2011

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

		Undistributed	Unrealized	Post-October
	Undistributed	Long-Term	Appreciation/	Losses	Capital Loss	Expiration
	Ordinary Income	Capital Gains	(Depreciation)	Deferred	Carryforwards	Dates

FMRSM Diversified MidCap	$10,721,659	12,027,688	$40,613,934	—	—
Global Resources	5,092,277	11,118,615	17,512,804	$(304,692)	—
Goldman Sachs TollkeeperSM	—	3,418,786	9,391,390	—	—
International	6,738,104	7,777,008	33,187,294	(48,855)	—
Janus Contrarian	43,334	—	16,574,361	(392,370)	$(2,511,249)	2010
Jennison Equity Opportunities	1,862,957	—	37,560,989	(959)	(134,994,576)	2010
JPMorgan Emerging Markets	162,052	—	21,898,464	—	$(1,012,904)	2006
					(1,923,834)	2008
					(4,159,338)	2009
					(4,202,315)	2010

					$(11,298,391)

JPMorgan Small Cap Equity	11,686,365	13,037,974	22,529,008	—	—
Julius Baer Foreign	3,437,312	1,077,587	48,037,429	—	—
Legg Mason Value	—	889,991	47,259,143	(3,822)	—
Limited Maturity Bond	15,910,892	929,280	2,214,041	(410,434)	—
Liquid Assets	—	—	—	—	(180)	2011
					(168,738)	2012

					$(168,918)

Marsico Growth	—	—	245,427,921	—	$(378,577,054)	2009
					(367,059,276)	2010
					(110,597,085)	2011

					$(856,233,415)

Mercury Focus Value	—	3,391	6,311,519	—	—
Mercury Large Cap Growth	—	—	2,350,645	—	—
MFS MidCap Growth	—	—	150,015,991	—	$(22,691,556)	2009
					(951,742,685)	2010

					$(974,434,241)

MFS Total Return	37,760,025	51,117,055	142,648,435	—	—
Oppenheimer Main Street	5,458,462	—	31,521,236	(32,813)	$(76,785,799)	2009
					(181,337,961)	2010
					(6,207,803)	2011

					$(264,331,563)

PIMCO Core Bond	40,959,748	—	(4,061,557)	(144,263)	—
PIMCO High Yield	2,669,342	—	29,481,402	(627,650)	—
Salomon All Cap	2,061,831	—	72,310,600	(1,828,069)	$(15,127,616)	2010
					(7,479,981)	2011

					$(22,607,597)

Salomon Brothers Investors	2,133,714	—	24,274,643	(91,454)	$(1,135,007)	2010
					(9,116,483)	2011

					$(10,251,490)

Stock Index	—	—	22,146,262	—	—
T. Rowe Price Capital	34,333,908	74,399,848	427,109,735	—	—
Appreciation
T. Rowe Price Equity Income	18,032,925	20,395,812	114,301,838	—	—
UBS U.S. Allocation	1,435,306	—	10,783,852	—	$(1,542,365)	2010
					(3,951,331)	2011

					$(5,493,696)

Van Kampen Equity Growth	387,009	—	8,445,546	—	(602,899)	2012
Van Kampen Global Franchise	998,758	1,909,346	25,596,594	(1,258,511)	—
Van Kampen Growth and Income	9,008,022	—	143,160,304	—	(3,396,141)	2010
Van Kampen Real Estate	11,488,663	22,822,673	174,723,665	—	—

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

Directed Services, Inc. (“DSI”), the adviser to the Trust, has reported to the Boards of Directors/ Trustees (the “Board”) of the Trust that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, DSI reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the following Portfolio declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

AIM Mid Cap Growth
Class S	$0.1756	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.1748	$—	$—	July 6, 2005	June 30, 2005

Capital Guardian Managed Global
Class S	$0.0920	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0943	$—	$—	July 6, 2005	June 30, 2005

Capital Guardian Small/ Mid Cap
Class S	$0.0197	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0192	$—	$—	July 6, 2005	June 30, 2005

Capital Guardian U.S. Equities
Class S	$0.0505	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0430	$—	$—	July 6, 2005	June 30, 2005

Eagle Asset Capital Appreciation
Class S	$0.2209	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.2266	$—	$—	July 6, 2005	June 30, 2005

FMRSM Diversified Mid Cap
Class S	$—	$0.4591	$0.5150	July 6, 2005	June 30, 2005
Class S2	$—	$0.4591	$0.5150	July 6, 2005	June 30, 2005

Global Resources
Class I	$0.1710	$0.1860	$0.7174	July 6, 2005	June 30, 2005
Class S	$0.1425	$0.1860	$0.7174	July 6, 2005	June 30, 2005
Class S2	$0.1427	$0.1860	$0.7174	July 6, 2005	June 30, 2005

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Goldman Sachs TollkeeperSM
Class S	$—	$—	$0.3797	July 6, 2005	June 30, 2005
Class S2	$—	$—	$0.3797	July 6, 2005	June 30, 2005

International
Class S	$0.2537	$0.1052	$0.4138	July 6, 2005	June 30, 2005
Class S2	$0.2524	$0.1052	$0.4138	July 6, 2005	June 30, 2005

Janus Contrarian
Class S	$0.0077	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0088	$—	$—	July 6, 2005	June 30, 2005

Jennison Equity Opportunities
Class S	$0.0930	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0911	$—	$—	July 6, 2005	June 30, 2005

JPMorgan Emerging Markets Equity
Class S	$0.0091	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0113	$—	$—	July 6, 2005	June 30, 2005

JPMorgan Small Cap Equity
Class I	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class S	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class S2	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class ADV	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005

Julius Baer Foreign
Class I	$0.0184	$0.0631	$0.0228	July 6, 2005	June 30, 2005
Class S	$0.0097	$0.0631	$0.0228	July 6, 2005	June 30, 2005
Class S2	$0.0045	$0.0631	$0.0228	July 6, 2005	June 30, 2005

Legg Mason Value
Class I	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class S	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class S2	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class ADV	$—	$—	$0.0196	July 6, 2005	June 30, 2005

Limited Maturity Bond
Class I	$0.5651	$—	$0.0308	July 6, 2005	June 30, 2005
Class S	$0.5259	$—	$0.0308	July 6, 2005	June 30, 2005

Liquid Assets
Class I	$0.0026	$—	$—	August 1, 2005	Daily
Class S	$0.0024	$—	$—	August 1, 2005	Daily
Class S2	$0.0022	$—	$—	August 1, 2005	Daily

Mercury Focus Value
Class I	$—	$—	$0.0008	July 6, 2005	June 30, 2005
Class S	$—	$—	$0.0008	July 6, 2005	June 30, 2005
Class S2	$—	$—	$0.0008	July 6, 2005	June 30, 2005

MFS Total Return
Class I	$0.4588	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class S	$0.4152	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class S2	$0.4142	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class ADV	$0.4149	$0.0402	$0.6168	July 6, 2005	June 30, 2005

Oppenheimer Main Street
Class I	$0.1996	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.1550	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.1565	$—	$—	July 6, 2005	June 30, 2005

PIMCO Core Bond
Class S	$0.3765	$0.1019	$—	July 6, 2005	June 30, 2005
Class S2	$0.3663	$0.1019	$—	July 6, 2005	June 30, 2005

PIMCO High Yield
Class I	$—	$0.0247	$—	July 6, 2005	June 30, 2005
Class S	$—	$0.0247	$—	July 6, 2005	June 30, 2005
Class S2	$—	$0.0247	$—	July 6, 2005	June 30, 2005
Class I	$0.0614	$—	$—	August 1, 2005	Daily
Class S	$0.0592	$—	$—	August 1, 2005	Daily
Class S2	$—	$—	$—	August 1, 2005	Daily

Salomon Brothers All Cap
Class S	$0.0636	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0726	$—	$—	July 6, 2005	June 30, 2005

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Salomon Brothers Investors
Class I	$0.1684	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.1407	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.1420	$—	$—	July 6, 2005	June 30, 2005

T. Rowe Price Capital Appreciation
Class I	$0.3732	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class S	$0.3256	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class S2	$0.3258	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class ADV	$0.3567	$0.0503	$0.8185	July 6, 2005	June 30, 2005

T. Rowe Price Equity Income
Class I	$0.1847	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class S	$0.1578	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class S2	$0.1528	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class ADV	$0.1746	$0.0672	$0.2551	July 6, 2005	June 30, 2005

UBS U.S. Allocation
Class S	$0.1252	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.1269	$—	$—	July 6, 2005	June 30, 2005

Van Kampen Equity Growth
Class I	$0.0557	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0353	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.0267	$—	$—	July 6, 2005	June 30, 2005

Van Kampen Global Franchise
Class S	$0.0269	$0.0314	$0.1073	July 6, 2005	June 30, 2005
Class S2	$0.0185	$0.0314	$0.1073	July 6, 2005	June 30, 2005

Van Kampen Growth and Income
Class S	$0.2635	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.2632	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.2523	$—	$—	July 6, 2005	June 30, 2005

Van Kampen Real Estate
Class I	$0.3475	$0.0826	$0.7803	July 6, 2005	June 30, 2005
Class S	$0.3105	$0.0826	$0.7803	July 6, 2005	June 30, 2005
Class S2	$0.2950	$0.0826	$0.7803	July 6, 2005	June 30, 2005

ING AIM MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.3%
		Advertising: 1.6%
18,000	@,L	Getty Images, Inc.	$1,336,680
29,000		Omnicom Group, Inc.	2,315,940

			3,652,620

		Aerospace/Defense: 1.1%
32,300		L-3 Communications Holdings, Inc.	2,473,534

			2,473,534

		Apparel: 2.4%
92,500	@	Coach, Inc.	3,105,225
54,000		Polo Ralph Lauren Corp.	2,327,940

			5,433,165

		Auto Parts and Equipment: 0.9%
49,000	@@	Autoliv, Inc.	2,146,200

			2,146,200

		Banks: 1.0%
90,000	@	Signature Bank	2,196,000

			2,196,000

		Biotechnology: 2.1%
47,000	@,L	Charles River Laboratories Intl., Inc.	2,267,750
14,000	@,L	Invitrogen Corp.	1,166,060
33,000	@,L	Martek Biosciences Corp.	1,252,350

			4,686,160

		Chemicals: 1.6%
150,000	@,L	Celanese Corp.	2,383,500
43,700		Lyondell Chemical Co.	1,154,554

			3,538,054

		Commercial Services: 6.2%
79,000	@,L	Alliance Data Systems Corp.	3,204,240
64,000	@,L	Career Education Corp.	2,343,040
57,100	@	ChoicePoint, Inc.	2,286,855
32,000		Corporate Executive Board Co.	2,506,560
63,000	@	Corrections Corp. of America	2,472,750
40,000	@,L	Iron Mountain, Inc.	1,240,800

			14,054,245

		Computers: 1.6%
48,000	@	Cognizant Technology Solutions Corp.	2,262,240
45,800	@,L	palmOne, Inc.	1,363,466

			3,625,706

		Diversified Financial Services: 3.2%
116,900	@,L	CapitalSource, Inc.	2,294,747
9,000	L	Chicago Mercantile Exchange Holdings, Inc.	2,659,500
23,000	L	Legg Mason, Inc.	2,394,530

			7,348,777

		Electronics: 5.0%
32,000		Amphenol Corp.	1,285,440
64,000	@	Benchmark Electronics, Inc.	1,946,880
44,100	@,L	Cogent, Inc.	1,259,055
36,000	@,L	Fisher Scientific Intl., Inc.	2,336,400
121,000		PerkinElmer, Inc.	2,286,900
58,000	@	Waters Corp.	2,155,860

			11,270,535

		Food: 0.5%
38,100	@	TreeHouse Foods, Inc.	1,086,231

			1,086,231

		Healthcare — Products: 5.8%
67,000	L	Biomet, Inc.	2,320,880
31,500		Cooper Cos., Inc.	1,917,090
16,000	@	Gen-Probe, Inc.	579,680
34,500	@,L	Henry Schein, Inc.	1,432,440
20,000	@	Inamed Corp.	1,339,400
37,200	@	Kinetic Concepts, Inc.	2,232,000
28,000		Mentor Corp.	1,161,440
58,000	@,L	Varian Medical Systems, Inc.	2,165,140

			13,148,070

		Healthcare — Services: 2.5%
22,000	@,L	AMERIGROUP Corp.	884,400
64,000	@	Community Health Systems, Inc.	2,418,560
49,800	@	DaVita, Inc.	2,264,904

			5,567,864

		Home Builders: 1.1%
31,000		Pulte Homes, Inc.	2,611,750

			2,611,750

		Home Furnishings: 1.2%
19,000		Harman Intl. Industries, Inc.	1,545,840
52,000	@,L	Tempur-Pedic International, Inc.	1,153,360

			2,699,200

		Household Products/Wares: 1.7%
12,500		Fortune Brands, Inc.	1,110,000
49,000	@,L	Jarden Corp.	2,642,080

			3,752,080

See Accompanying Notes to Financial Statements

ING AIM MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance: 0.7%
14,000		CIGNA Corp.	$1,498,420

			1,498,420

		Internet: 2.1%
27,900	@,L	Akamai Technologies, Inc.	366,327
70,000	@,L	Digital River, Inc.	2,222,500
74,000	@	VeriSign, Inc.	2,128,240

			4,717,067

		Leisure Time: 0.6%
33,000		Brunswick Corp.	1,429,560

			1,429,560

		Lodging: 3.3%
125,000		Hilton Hotels Corp.	2,981,250
36,000	L	Starwood Hotels & Resorts Worldwide, Inc.	2,108,520
36,000		Station Casinos, Inc.	2,390,400

			7,480,170

		Media: 0.5%
41,200	@,L	Univision Communications, Inc.	1,135,060

			1,135,060

		Miscellaneous Manufacturing: 2.2%
32,400		Cooper Industries Ltd.	2,070,360
14,000	@@	Ingersoll-Rand Co. Ltd.	998,900
19,700		ITT Industries, Inc.	1,923,311

			4,992,571

		Oil and Gas: 5.6%
51,400	L	Murphy Oil Corp.	2,684,622
40,000	@,@@	Nabors Industries, Ltd.	2,424,800
44,000	L	Noble Corp.	2,706,440
50,000	@	Southwestern Energy Co.	2,349,000
81,000	@,L	Ultra Petroleum Corp.	2,459,160

			12,624,022

		Oil and Gas Services: 3.0%
68,000	@,L	Grant Prideco, Inc.	1,798,600
52,000	@,L	National-Oilwell Varco, Inc.	2,472,080
43,000	@,L	Weatherford Intl. Ltd.	2,493,140

			6,763,820

		Pharmaceuticals: 3.1%
38,000	@	Express Scripts, Inc.	1,899,240
49,000	@	Gilead Sciences, Inc.	2,155,510
42,000		Medicis Pharmaceutical Corp.	1,332,660
79,000	@,L	MGI Pharma, Inc.	1,719,040

			7,106,450

		Pipelines: 1.1%
127,000		Williams Cos., Inc.	2,413,000

			2,413,000

		Real Estate: 1.0%
54,000	@,L	CB Richard Ellis Group, Inc.	2,368,440

			2,368,440

		Real Estate Investment Trusts: 1.8%
176,000	L	Aames Investment Corp.	1,710,720
95,200	@	KKR Financial Corp	2,380,000

			4,090,720

		Retail: 13.8%
27,000		Abercrombie & Fitch Co.	1,854,900
35,000	@,L	Advance Auto Parts, Inc.	2,259,250
54,000	@,L	Chico’s FAS, Inc.	1,851,120
112,000		Dollar General Corp.	2,280,320
49,000	@	Kohl’s Corp.	2,739,590
69,000		MSC Industrial Direct Co.	2,328,750
44,000	L	Nordstrom, Inc.	2,990,680
107,000	@	Office Depot, Inc.	2,443,880
74,200	@	Petco Animal Supplies, Inc.	2,175,544
70,000	@@	Shoppers Drug Mart Corp.	2,428,968
104,000		Staples, Inc.	2,217,280
39,000	@	Tractor Supply Co.	1,914,900
29,000	@,L	Urban Outfitters, Inc.	1,644,010
55,900	@,L	Williams-Sonoma, Inc.	2,211,963

			31,341,155

		Savings and Loans: 1.0%
200,000		Hudson City Bancorp, Inc.	2,282,000

			2,282,000

		Semiconductors: 6.3%
101,000	@	Altera Corp.	2,001,820
30,100		Analog Devices, Inc.	1,123,031
71,100	@,@@	ATI Technologies, Inc.	842,535
52,000	@,@@	Marvell Technology Group Ltd.	1,978,080
81,000		Microchip Technology, Inc.	2,399,220
119,000		National Semiconductor Corp.	2,621,570
67,900	@	QLogic Corp.	2,096,073
39,500	@,L	Tessera Technologies, Inc.	1,319,695

			14,382,024

		Software: 2.8%
18,000	@,L	Cerner Corp.	1,223,460
51,000	@,L	Mercury Interactive Corp.	1,956,360
22,000	@,L	MicroStrategy, Inc.	1,166,880
56,700	@,L	NAVTEQ Corp.	2,108,106

			6,454,806

		Telecommunications: 8.1%
57,200	@,L	ADC Telecommunications, Inc.	1,245,244
82,000	@,@@	Amdocs Ltd.	2,167,260
62,000	@,L	American Tower Corp.	1,303,240
95,400	@,L	Avaya, Inc.	793,728
73,000	@,L	Comverse Technology, Inc.	1,726,450
115,000	@	Corning, Inc.	1,911,300
111,000	@,L	Nextel Partners, Inc.	2,793,870
30,100	@,L	NII Holdings, Inc.	1,924,594
54,000		Scientific-Atlanta, Inc.	1,796,580
35,000	@,L	Spectrasite, Inc.	2,605,050

			18,267,316

		Transportation: 1.8%
32,000		CH Robinson Worldwide, Inc.	1,862,400
25,500		CSX Corp.	1,087,830
52,300	@,L	Swift Transportation Co., Inc.	1,218,067

			4,168,297

		Total Common Stock (Cost $196,087,563)	222,805,089

No. of
Contracts		Value

OPTION: 0.0%
430	Digital River, Inc., Put, due 07/30/05	$15,050

	Total Options (Cost $13,058)	15,050

See Accompanying Notes to Financial Statements

ING AIM MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 26.3%
	U.S. Government Obligations: 2.1%
$4,697,000	Federal Home Loan Bank, 2.650%, due 07/01/05	$4,696,654

	Total U.S. Government Agency Obligations (Cost $4,697,000)	4,696,654

	Securities Lending CollateralCC: 24.2%
55,015,815	The Bank of New York Institutional Cash Reserves Fund	55,015,815

	Total Securities Lending Collateral (Cost $55,015,815)	55,015,815

	Total Short-Term Investments (Cost $55,028,873)	55,030,865

Total Investments In Securities (Cost $255,813,436)*	124.6%	$282,532,608
Other Assets and Liabilities-Net	(24.6)	(55,817,831)

Net Assets	100.0%	$226,714,777

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $256,187,150. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,963,645
Gross Unrealized Depreciation	(5,618,187)

Net Unrealized Appreciation	$26,345,458

See Accompanying Notes to Financial Statements

ING ALLIANCE MIDCAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.7%
		Advertising: 0.5%
37,600	@,L	Getty Images, Inc.	$2,792,176

			2,792,176

		Auto Parts and Equipment: 0.5%
64,710	@@	Autoliv, Inc.	2,834,298

			2,834,298

		Biotechnology: 6.2%
291,060	@,L	Affymetrix, Inc.	15,696,866
1,222,475	@	Applera Corp. — Celera Genomics Group	13,410,551
1,152,450	@,@@,L	Compugen Ltd.	3,526,497

			32,633,914

		Commercial Services: 4.8%
326,290	@,L	Apollo Group, Inc.	25,522,404

			25,522,404

		Computers: 6.5%
694,500	@	Network Appliance, Inc.	19,633,515
495,131	@,L	palmOne, Inc.	14,740,050

			34,373,565

		Diversified Financial Services: 4.9%
745,260	@,L	Ameritrade Holding Corp.	13,854,383
280,550		Calamos Asset Management, Inc.	7,642,182
11,260		Chicago Mercantile Exchange Holdings, Inc.	3,327,330
40,100	@	International Securities Exchange, Inc.	1,006,911

			25,830,806

		Electronics: 4.7%
667,620	L	Applera Corp. — Applied Biosystems Group	13,132,086
258,930	@,L	Itron, Inc.	11,568,992

			24,701,078

		Food: 1.0%
45,525		Whole Foods Market, Inc.	5,385,608

			5,385,608

		Healthcare — Products: 6.6%
1,585,760	@	Cepheid, Inc.	11,639,478
1,163,960	@	Cerus Corp.	5,156,343
466,270	@,@@,L	Given Imaging Ltd.	10,635,619
127,750	@	Kinetic Concepts, Inc.	7,665,000

			35,096,440

		Home Builders: 1.0%
138,560		DR Horton, Inc.	5,211,242

			5,211,242

		Internet: 22.3%
544,580	@,L	Akamai Technologies, Inc.	7,150,335
570,995	@,L	Amazon.com, Inc.	18,888,514
671,010	@,L	Audible, Inc.	11,655,444
2,349,500	@,L	CNET Networks, Inc.	27,583,129
3,338,090	@,L	Homestore, Inc.	6,776,323
3,626,610	@,L	RealNetworks, Inc.	18,024,252
270,480	@,@@,L	Shanda Interactive Entertainment Ltd. ADR	9,950,959
297,140	@,@@,L	SINA Corp.	8,290,206
341,210	@,L	VeriSign, Inc.	9,813,200

			118,132,362

		Lodging: 3.6%
397,605	@,L	Wynn Resorts Ltd.	18,794,788

			18,794,788

		Machinery — Diversified: 0.5%
66,020	@,L	Zebra Technologies Corp.	2,891,016

			2,891,016

		Media: 3.8%
592,175	@,L	XM Satellite Radio Holdings, Inc.	19,932,611

			19,932,611

		Semiconductors: 16.4%
454,590	@,L	Advanced Micro Devices, Inc.	7,882,591
543,085	@,L	Broadcom Corp.	19,284,947
438,415	L	KLA-Tencor Corp.	19,158,735
417,010	@,L	Novellus Systems, Inc.	10,304,317
1,362,650	@,L	PMC — Sierra, Inc.	12,713,525
667,316	@,L	Silicon Laboratories, Inc.	17,490,352

			86,834,467

		Software: 3.2%
217,100	L	Adobe Systems, Inc.	6,213,402
288,490	@,L	NAVTEQ Corp.	10,726,058

			16,939,460

See Accompanying Notes to Financial Statements

ING ALLIANCE MIDCAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications: 12.2%
582,445	@	Corning, Inc.	$9,680,236
8,601,274	@,L	JDS Uniphase Corp.	13,073,936
836,140	@	Juniper Networks, Inc.	21,054,006
9,603,400	@,L	Level 3 Communications, Inc.	19,494,902
50,115	@	NeuStar, Inc.	1,282,944

			64,586,024

		Total Common Stock (Cost $533,954,395)	522,492,259

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 31.3%
	Securities Lending CollateralCC: 31.3%
$165,356,500	The Bank of New York Institutional Cash Reserves Fund	$165,356,500

	Total Short-Term Investments (Cost $165,356,500)	165,356,500

Total Investments In Securities (Cost $699,310,895)*	130.0%	$687,848,759
Other Assets and Liabilities-Net	(30.0)	(158,624,870)

Net Assets	100.0%	$529,223,889

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $711,978,376. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,360,844
Gross Unrealized Depreciation	(61,490,461)

Net Unrealized Depreciation	$(24,129,617)

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.3%
		Australia: 2.4%
125,700		Amcor Ltd.	$640,110
219,315		Boral Ltd.	1,079,168
129,400		Coca-Cola Amatil Ltd.	776,954
369,110		Macquarie Airports	1,002,876
184,500		Promina Group Ltd.	659,666
107,500		Publishing & Broadcasting Ltd.	1,213,779
277,729		Qantas Airways Ltd.	710,901
2,179		QBE Insurance Group Ltd.	26,535
159,831		Rinker Group Ltd.	1,695,217
61,429		Woolworths Ltd.	770,898

			8,576,104

		Austria: 0.4%
5,494	@	Raiffeisen Intl. Bank Holding AG	351,256
50,890		Telekom Austria AG	989,094

			1,340,350

		Bermuda: 0.5%
7,200		Ingersoll-Rand Co.	513,720
9,100		PartnerRe Ltd.	586,222
22,700	L	Tyco Intl. Ltd.	662,840

			1,762,782

		Brazil: 0.2%
26,000		Cia Vale do Rio Doce ADR	761,280

			761,280

		Canada: 3.9%
123,400		Abitibi-Consolidated, Inc.	550,101
71,200		Alcan, Inc.	2,138,093
42,900		Cameco Corp.	1,914,178
9,000		Four Seasons Hotels, Inc.	594,900
36,000		Great-West Lifeco, Inc.	818,583
56,100	L	IGM Financial, Inc.	1,724,498
40,800	L	Inco Ltd.	1,540,200
68,300		Methanex Corp.	1,119,745
13,900		Potash Corp of Saskatchewan	1,327,242
16,600		Suncor Energy, Inc.	785,003
21,000		TELUS Corp	733,522
22,700		Thomson Corp.	762,353

			14,008,418

		Cayman Islands: 0.2%
11,600	L	XL Capital Ltd.	863,272

			863,272

		Denmark: 0.4%
27,300		H Lundbeck A/S	687,017
16,600		Novo-Nordisk A/S	843,971

			1,530,988

		France: 5.7%
7,610		Air Liquide	1,294,688
57,500		BNP Paribas	3,928,850
50,260		Bouygues	2,078,545
9,600		Cie Generale d’Optique Essilor International SA	655,015
7,000		Groupe Danone	613,563
10,900		L’Oreal SA	780,781
6,500		Lafarge SA	591,056
87,205	L	Sanofi-Aventis	7,144,842
21,500		Schneider Electric SA	1,617,427
7,900		Societe Generale	801,416
32,100		Vivendi Universal SA	1,006,377

			20,512,560

		Germany: 2.7%
4,400		Allianz AG	503,304
36,200	@	Bayerische Hypo-und Vereinsbank AG	938,960
39,400		DaimlerChrysler AG	1,594,953
14,400		E.ON AG	1,278,860
76,100	@	Infineon Technologies AG	707,769
6,100	L	SAP AG	1,057,864
31,200		SAP AG ADR	1,350,960
20,900		Siemens AG	1,520,707
12,700		Volkswagen AG	577,974

			9,531,351

		Hong Kong: 1.0%
378,000		Li & Fung Ltd.	782,073
1,171,000		PCCW Ltd.	730,623
201,000		Sun Hung Kai Properties Ltd.	1,976,352

			3,489,048

		Ireland: 0.5%
34,000		CRH PLC	901,552
18,800	@,L	Ryanair Holdings PLC ADR	842,992

			1,744,544

		Israel: 0.5%
57,500	L	Teva Pharmaceutical Industries Ltd. ADR	1,790,550

			1,790,550

		Japan: 12.3%
14,700		Advantest Corp.	1,082,307
114,000		Aeon Co. Ltd.	1,735,388
174,000		Bank of Yokohama Ltd.	1,000,538
42,000	L	Bridgestone Corp.	805,581
14,600	L	Canon, Inc.	765,943
98,000		Daimaru, Inc.	865,559
17,700		Enplas Corp.	477,662
15,100		Fanuc Ltd.	956,062
7,200		Hoya Corp.	827,934
32,200		Kansai Electric Power Co., Inc.	647,184

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
90		Millea Holdings, Inc.	$1,208,093
61,000		Mitsubishi Corp.	825,707
149,000		Mitsubishi Estate Co., Ltd.	1,631,845
101		Mitsubishi Tokyo Financial Group, Inc.	852,159
42,670		Mitsui Sumitomo Insurance Co., Ltd.	382,113
34,000		Nikon Corp.	383,011
11,000		Nintendo Co., Ltd.	1,148,134
37,000		Nippon Electric Glass Co., Ltd.	555,761
218		Nippon Telegraph & Telephone Corp.	933,002
176,000		Nissan Motor Co., Ltd.	1,741,514
29,000		Nissin Food Products Co., Ltd.	743,277
12,100		Nitto Denko Corp.	690,063
2,100		Obic Co., Ltd.	355,852
36,200		Omron Corp.	796,395
5,500		ORIX Corp.	822,000
35,000		Ricoh Co., Ltd.	545,395
8,100		Rohm Co., Ltd.	777,165
15,400		Ryohin Keikaku Co., Ltd.	759,078
30,100		Sankyo Co., Ltd.	576,404
8,800		Shimamura Co., Ltd.	741,611
43,300		Shin-Etsu Chemical Co., Ltd.	1,639,785
7,900		SMC Corp.	857,238
24,200		Softbank Corp.	943,780
80,000		Sompo Japan Insurance, Inc.	804,022
12,100		Sony Corp.	415,751
19,000		Sumitomo Chemical Co., Ltd.	87,052
134,000		Sumitomo Corp.	1,069,413
485		Sumitomo Mitsui Financial Group, Inc.	3,264,378
89,000		Suzuki Motor Corp.	1,395,183
18,000		Takeda Pharmaceutical Co., Ltd.	890,864
46,200		Tohoku Electric Power Co., Inc.	985,218
14,600		Tokyo Electron Ltd.	767,913
238,000		Tokyo Gas Co., Ltd.	889,587
8,000		Trend Micro, Inc.	284,140
385	@	UFJ Holdings, Inc.	1,993,569
43,000		Ushio, Inc.	763,687
19,900		Astellas Pharma, Inc.	678,392
79,000		Yamato Transport Co., Ltd.	1,093,364

			44,456,073

		Mexico: 0.7%
44,800		America Movil SA de CV ADR	2,670,528

			2,670,528

		Netherlands: 5.5%
65,022		ABN AMRO Holding NV	1,598,102
25,664		Aegon NV	330,613
88,215	@	ASML Holding NV	1,383,927
63,250		Heineken NV	1,952,097
36,900		Reed Elsevier NV	513,686
137,900		Royal Dutch Petroleum Co.	8,968,429
25,900		Royal Dutch Petroleum Co.	1,680,910
112,100		Royal KPN NV	937,926
22,700	@	Royal Numico NV	906,741
24,000		Unilever NV	1,554,986

			19,827,417

		Norway: 0.1%
31,000		Norske Skogindustrier ASA	508,265

			508,265

		Portugal: 0.2%
65,600		Portugal Telecom SGPS SA	624,294

			624,294

		Russia: 0.0%
15,900	@,L	YUKOS Oil Co. ADR	36,252

			36,252

		Singapore: 0.4%
973,886		Singapore Telecommunications Ltd.	1,595,238

			1,595,238

		South Africa: 0.7%
96,700		Sasol Ltd.	2,606,057

			2,606,057

		South Korea: 0.7%
9,980		Samsung Electronics Co., Ltd. GDR	2,378,067

			2,378,067

		Spain: 2.5%
162,500	L	Banco Bilbao Vizcaya Argentaria SA	2,497,807
62,900	L	Banco Santander Central Hispano SA	728,503
27,900		Inditex SA	717,207
101,400	L	Repsol YPF SA	2,574,393
142,082		Telefonica SA	2,318,831

			8,836,741

		Sweden: 1.2%
47,400		Atlas Copco AB	748,820
280,300		Telefonaktiebolaget LM Ericsson	894,629
78,200	L	Telefonaktiebolaget LM Ericsson ADR	2,498,490

			4,141,939

		Switzerland: 5.7%
41,084		Compagnie Financiere Richemont AG	1,377,992
32,889		Credit Suisse Group	1,289,574
49,520		Holcim Ltd.	3,008,823
23		Lindt & Spruengli AG	352,603
8,368		Nestle SA	2,138,380
7,600	@	Nobel Biocare Holding AG	1,539,703
88,377		Novartis AG	4,197,154
8,305		Roche Holding AG	1,048,228
39,300		STMicroelectronics NV	626,589
26,228		Swiss Reinsurance Co.	1,608,778
3,333		Swisscom AG	1,086,527
6,727	@	Syngenta AG	688,485
8,000		Synthes, Inc.	876,994
11,000		UBS AG	857,774

			20,697,604

		Taiwan: 0.2%
93,922	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	856,571

			856,571

		United Kingdom: 8.8%
54,400		AstraZeneca PLC	2,249,698
128,400		AstraZeneca PLC ADR	5,297,784
55,041		BHP Billiton PLC	701,941
168,500		Bradford & Bingley PLC	986,373
72,600		Diageo PLC	1,068,465
52,500		Hanson PLC	503,753
155,000		HBOS PLC	2,384,064
72,441		HSBC Holdings PLC	1,152,480
67,300		National Grid Transco PLC	650,733
107,000		Pearson PLC	1,257,393
19,000		Reckitt Benckiser PLC	558,359
92,900		Reed Elsevier PLC	887,674

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
78,200	@	Rolls-Royce Group PLC	$401,367
100,700		Royal Bank of Scotland Group PLC	3,033,232
41,700		Standard Chartered PLC	760,034
125,100		Unilever PLC	1,204,028
3,502,136		Vodafone Group PLC	8,518,166

			31,615,544

		United States: 40.9%
24,200		3M Co.	1,749,660
25,700	@,L	Affiliated Computer Services, Inc.	1,313,270
33,499	@	Agilent Technologies, Inc.	771,147
40,800	L	Allergan, Inc.	3,477,792
102,100	@,L	Altera Corp.	2,023,622
38,100		Altria Group, Inc.	2,463,546
4,200	@,L	Amazon.Com, Inc.	138,936
31,175		American Intl. Group, Inc.	1,811,268
41,900		American Standard Cos., Inc.	1,756,448
15,500	@,L	AmeriCredit Corp.	395,250
32,300	@	Amgen, Inc.	1,952,858
65,500		Anheuser-Busch Cos., Inc.	2,996,625
291,700	L	Applied Materials, Inc.	4,719,706
104,300	@	Applied Micro Circuits Corp.	267,008
39,600		AT&T Corp.	753,984
23,500		Automatic Data Processing, Inc.	986,295
14,600	L	Baker Hughes, Inc.	746,936
22,800		Baxter Intl., Inc.	845,880
13,800	L	Beazer Homes USA, Inc.	788,670
30	@,L	Berkshire Hathaway, Inc.	2,504,999
22,000		Boeing Co.	1,452,000
53,275	@,L	Cablevision Systems Corp.	1,715,455
21,300	L	Carnival Corp.	1,161,915
26,000	@,L	Checkfree Corp.	885,560
9,500		Chubb Corp.	813,295
183,400	@	Cisco Systems, Inc.	3,504,774
28,000	@,L	Comcast Corp.	859,600
11,500		Cooper Industries Ltd.	734,850
16,700	L	Costco Wholesale Corp.	748,494
14,500		Danaher Corp.	758,930
18,800	@	DaVita, Inc.	855,024
108,500		Delphi Corp.	504,525
66,680	@,L	DIRECTV Group, Inc.	1,033,540
23,600		Dow Chemical Co.	1,050,908
28,300	L	Duke Energy Corp.	841,359
31,600	@,L	eBay, Inc.	1,043,116
24,000		Eli Lilly & Co.	1,337,040
21,300		Exxon Mobil Corp.	1,224,111
94,500		Fannie Mae	5,518,800
38,600	L	Fluor Corp.	2,222,974
111,300	@,L	Forest Laboratories, Inc.	4,324,005
52,600		Freddie Mac	3,431,098
36,300	@	Freescale Semiconductor, Inc.	768,834
6,700		General Dynamics Corp.	733,918
105,800		General Electric Co.	3,665,970
7,800	L	General Growth Properties, Inc.	320,502
7,000		Golden West Financial Corp.	450,660
17,800		Guidant Corp.	1,197,940
74,700		Hewlett-Packard Co.	1,756,197
47,900	@,L	Huntsman Corp	970,933
85,100	@,L	IAC/InterActiveCorp	2,046,655
78,100	L	IKON Office Solutions, Inc.	742,731
15,500		Illinois Tool Works, Inc.	1,235,040
8,500	@,L	ImClone Systems, Inc.	263,245
25,500		Intel Corp.	664,530
44,700	@,L	Interpublic Group of Cos., Inc.	544,446
2,300		Intl. Paper Co.	69,483
19,600	@,L	IVAX Corp.	421,400
26,000	@	Jabil Circuit, Inc.	798,980
89,712		JPMorgan Chase & Co.	3,168,628
92,300	L	KLA-Tencor Corp.	4,033,510
19,700	L	Kraft Foods, Inc.	626,657
10,000	@	Lexmark Intl., Inc.	648,300
19,400	@,L	Lincare Holdings, Inc.	792,296
18,400		Linear Technology Corp.	675,096
33,700		Lowe’s Cos., Inc.	1,962,014
15,200		Medtronic, Inc.	787,208
76,400		Microsoft Corp.	1,897,776
80,700	@,L	Millennium Pharmaceuticals, Inc.	748,089
21,100	@	Navistar Intl. Corp.	675,200
46,808		News Corp. — Class A	757,353
8,300		Northern Trust Corp.	378,397
32,000		PepsiCo, Inc.	1,725,760
42,875		Pfizer, Inc.	1,182,493
32,600	@	Polycom, Inc.	486,066
46,000		QUALCOMM, Inc.	1,518,460
193,800	@	Qwest Communications Intl.	718,998
40,900		Schlumberger Ltd.	3,105,946
54,900	L	SLM Corp.	2,788,920
187,450	L	Sprint Corp.	4,703,120
27,100		State Street Corp.	1,307,575
66,400		Sysco Corp.	2,403,016
20,500		Target Corp.	1,115,405
125,100	@,L	Tenet Healthcare Corp.	1,531,224
48,800	@,L	Teradyne, Inc.	584,136
231,900	@	Time Warner, Inc.	3,875,048
27,000	@	Transocean, Inc.	1,457,190
11,700		United Parcel Service, Inc.	809,172
37,000		United Technologies Corp.	1,899,950
12,000		Unocal Corp.	780,600
26,600		Verizon Communications, Inc.	919,030
104,850	L	Washington Mutual, Inc.	4,266,347
18,500	@,L	Weatherford Intl. Ltd.	1,072,630
20,200	@	WellPoint, Inc.	1,406,728
64,200		Wells Fargo & Co.	3,953,436
61,000	L	Xilinx, Inc.	1,555,500

			147,454,011

		Total Common Stock (Cost $305,724,584)	354,215,848

PREFERRED STOCK: 0.4%
		Germany: 0.0%
6,500		Volkswagen AG	226,534

			226,534

		United States: 0.4%
26,900		Chubb Corp.	854,344
24,500		General Motors Corp.	516,950

			1,371,294

		Total Preferred Stock (Cost $1,451,168)	1,597,828

		Total Long-Term Investments (Cost $307,175,752)	355,813,676

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 14.3%
	Securities Lending CollateralCC: 14.3%
$51,572,201	The Bank of New York Institutional Cash Reserves Fund	$51,572,201

	Total Short-Term Investments (Cost $51,572,201)	51,572,201

Total Investments In Securities (Cost $358,747,953)*	113.0%	$407,385,877
Other Assets and Liabilities-Net	(13.0)	(46,925,635)

Net Assets	100.0%	$360,460,242

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $360,524,954. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$63,147,017
Gross Unrealized Depreciation	(16,286,094)

Net Unrealized Depreciation	$46,860,923

Percentage of
Industry	Net Assets

Advertising	0.2%
Aerospace/Defense	1.2
Agriculture	0.7
Airlines	0.4
Auto Manufacturers	1.9
Auto Parts and Equipment	0.4
Banks	9.4
Beverages	2.4
Biotechnology	0.7
Building Materials	2.6
Chemicals	2.5
Computers	1.1
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.7
Diversified Financial Services	5.0
Electric	1.2
Electrical Components and Equipment	0.2
Electronics	1.7
Engineering and Construction	1.2
Food	3.1
Forest Products and Paper	0.3
Gas	0.2
Hand/Machine Tools	0.7
Healthcare — Products	1.6
Healthcare — Services	1.3
Home Builders	0.2
Home Furnishings	0.1
Household Products/Wares	0.2
Insurance	3.8
Internet	1.5
Investment Companies	0.3
Leisure Time	0.3
Lodging	0.2
Machinery — Construction and Mining	0.2
Media	3.9
Mining	2.0
Miscellaneous Manufacturing	3.1
Office/Business Equipment	0.6
Oil and Gas	5.6
Oil and Gas Services	1.4
Packaging and Containers	0.2
Pharmaceuticals	10.1
Real Estate	1.0
Real Estate Investment Trusts	0.1
Retail	2.8
Savings and Loans	1.3
Semiconductors	6.3
Software	1.5
Telecommunications	10.3
Toys/Games/ Hobbies	0.3
Transportation	0.5
Securities Lending Collateral	14.3
Other Assets and Liabilities, Net	(13.0)

Net Assets	100.0%

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING Capital Guardian Managed Global Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Canadian Dollar
CAD 650,000	Buy	07/29/05	521,908	$531,043	$9,135

					$9,135

			USD
Swiss Francs
CHF 2,234,232	Sell	07/07/05	1,860,000	1,744,909	115,091
British Pound Sterling
GBP 572,774	Sell	07/07/05	1,070,000	1,026,388	43,612
Japanese Yen
JPY 387,790,400	Sell	07/07/05	3,604,000	3,501,907	102,093
South African Rand
ZAR 2,854,530	Sell	07/13/05	460,000	427,151	32,849
Canadian Dollar
CAD 2,038,717	Sell	07/29/05	1,631,000	1,665,609	(34,609)
Japanese Yen
JPY 188,505,000	Sell	08/08/05	1,770,000	1,709,361	60,639
Euro
EUR 1,817,178	Sell	08/24/05	2,304,000	2,204,556	99,444
Euro
EUR 1,887,019	Sell	08/18/05	1,553,000	1,478,578	74,422
Euro
EUR 1,255,965	Sell	08/24/05	1,545,000	1,523,706	21,294
Swiss Francs
CHF 1,884,557	Sell	09/20/05	1,512,000	1,480,518	31,482
Japanese Yen
JPY 28,671,980	Sell	08/22/05	268,000	260,106	7,894
British Pound Sterling
GBP 44,662	Sell	07/05/05	80,597	80,039	558

					$554,769

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN SMALL/ MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.1%
		Advertising: 0.3%
108,500	@,L	Valuevision Media, Inc.	$1,303,085

			1,303,085

		Aerospace/Defense: 0.3%
143,400	@,L	Orbital Sciences Corp.	1,419,660

			1,419,660

		Airlines: 3.4%
1,170,800	@,L	Delta Air Lines, Inc.	4,402,208
193,000	@,L	JetBlue Airways Corp.	3,944,920
756,400	@,L	Northwest Airlines Corp.	3,449,184
104,100	@,L	Pinnacle Airlines Corp.	894,219
322,900		Southwest Airlines Co.	4,497,997

			17,188,528

		Apparel: 0.2%
41,500	@,L	Warnaco Group, Inc.	964,875

			964,875

		Auto Parts and Equipment: 0.3%
10,600		BorgWarner, Inc.	568,902
196,100		Delphi Corp.	911,865

			1,480,767

		Banks: 5.8%
24,558	L	BOK Financial Corp.	1,132,615
23,000		Comerica, Inc.	1,329,400
51,100		Cullen/ Frost Bankers, Inc.	2,434,915
143,900		East-West Bancorp, Inc.	4,833,601
149,150		First Midwest Bancorp, Inc.	5,245,606
54,200		FirstMerit Corp.	1,415,162
47,800		Placer Sierra Bancshares	1,303,506
362,000	L	Sterling Bancshares, Inc.	5,632,719
113,100		Umpqua Holdings Corp.	2,662,374
50,500		Zions Bancorporation	3,713,265

			29,703,163

		Beverages: 0.4%
76,200		Pepsi Bottling Group, Inc.	2,180,082

			2,180,082

		Biotechnology: 1.4%
397,800	@,L	Millennium Pharmaceuticals, Inc.	3,687,606
112,600	@,L	Protein Design Labs, Inc.	2,275,646
120,200	@,@@,L	Qiagen NV	1,387,108

			7,350,360

		Building Materials: 0.9%
112,000		American Standard Cos., Inc.	4,695,040

			4,695,040

		Chemicals: 1.1%
72,800	@	Huntsman Corp.	1,475,656
22,500		Lubrizol Corp.	945,225
152,600	@@	Methanex Corp.	2,513,322
8,100	@@,L	Potash Corp. of Saskatchewan	774,198

			5,708,401

		Coal: 0.5%
58,800	@	Alpha Natural Resources, Inc.	1,404,144
17,000	L	Arch Coal, Inc.	925,990

			2,330,134

		Commercial Services: 1.7%
55,600	@,L	AMN Healthcare Services, Inc.	835,668
146,900	@	Exponent, Inc.	4,198,402
170,400	@,L	Princeton Review, Inc.	993,432
41,600	@,L	Resources Connection, Inc.	966,368
67,400	@	TNS, Inc.	1,575,138

			8,569,008

		Computers: 5.2%
57,700	@,L	Affiliated Computer Services, Inc.	2,948,470
828,600	@,L	Brocade Communications Systems, Inc.	3,214,968
761,800	@,L	Dot Hill Systems Corp.	3,991,832
1,261,300	@	Gateway, Inc.	4,162,290
63,500	@,L	Intergraph Corp.	2,188,210
54,900	@	Lexmark Intl., Inc.	3,559,167
157,600		National Instruments Corp.	3,341,120
112,056	@	Overland Storage, Inc.	1,069,014
106,100	@,@@	Seagate Technology, Inc.	1,862,055

			26,337,126

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN SMALL/ MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Diversified Financial Services: 2.2%
152,200	@,L	AmeriCredit Corp.	$3,881,100
126,200	L	IndyMac Bancorp, Inc.	5,140,126
52,800		National Financial Partners Corp.	2,066,592

			11,087,818

		Electric: 4.0%
68,000	@,L	AES Corp.	1,113,840
3,582,800	@,L	Calpine Corp.	12,181,520
42,500		Edison Intl.	1,723,375
199,400	L	MDU Resources Group, Inc.	5,617,098

			20,635,833

		Electrical Components and Equipment: 1.4%
66,200	L	Hubbell, Inc.	2,919,420
439,500	@	Power-One, Inc.	2,773,245
61,900	@,L	Wilson Greatbatch Technologies, Inc.	1,479,410

			7,172,075

		Electronics: 6.4%
291,400	@,L	Avnet, Inc.	6,565,242
145,000	@	Benchmark Electronics, Inc.	4,410,900
138,900	@,L	Cymer, Inc.	3,660,015
665,800	@,@@,L	Flextronics Intl., Ltd.	8,795,218
87,000	@	Jabil Circuit, Inc.	2,673,510
347,700	@,L	Plexus Corp.	4,947,771
140,700	@,L	Spatialight, Inc.	797,769
74,700		X-Rite, Inc.	859,797

			32,710,222

		Engineering and Construction: 1.0%
86,500	L	Fluor Corp.	4,981,535

			4,981,535

		Entertainment: 1.7%
155,600	@,L	Scientific Games Corp.	4,190,308
950,800	@,L	Six Flags, Inc.	4,421,220

			8,611,528

		Environmental Control: 0.8%
532,300	@,L	Allied Waste Industries, Inc.	4,221,139

			4,221,139

		Food: 3.7%
277,400		Campbell Soup Co.	8,535,598
25,000	@@,L	Fresh Del Monte Produce, Inc.	673,000
634,200	@	Interstate Bakeries Corp.	4,445,742
172,800	@,L	Performance Food Group Co.	5,220,288

			18,874,628

		Forest Products and Paper: 0.3%
129,600		P. H. Glatfelter Co.	1,607,040

			1,607,040

		Gas: 0.2%
43,300	L	Southwest Gas Corp.	1,104,583

			1,104,583

		Healthcare — Products: 1.2%
271,700	@,L	Candela Corp.	2,839,265
118,300	@,L	Wright Medical Group, Inc.	3,158,610

			5,997,875

		Healthcare — Services: 1.9%
143,500	@	DaVita, Inc.	6,526,380
22,000	@	Lincare Holdings, Inc.	898,480
48,500	L	Option Care Inc	683,850
22,600	@	Pacificare Health Systems, Inc.	1,614,770

			9,723,480

		Home Builders: 0.2%
21,300	L	Beazer Homes USA, Inc.	1,217,295

			1,217,295

		Home Furnishings: 1.6%
372,200	L	Furniture Brands Intl., Inc.	8,043,242

			8,043,242

		Household Products/ Wares: 1.8%
22,200	@	Central Garden & Pet Co.	1,090,464
153,000	@,L	Jarden Corp.	8,249,760

			9,340,224

		Insurance: 1.3%
37,900	L	Assurant, Inc.	1,368,190
23,400	@@,L	Endurance Specialty Holdings Ltd.	884,988
14,200	@@,L	Everest Re Group Ltd.	1,320,600
38,800	@@	Max Re Capital Ltd.	888,520
20,200		PMI Group, Inc.	787,396
17,200	@@	XL Capital Ltd.	1,280,024

			6,529,718

		Internet: 3.2%
80,800	@,L	Blue Nile, Inc.	2,641,352
155,800	@	Monster Worldwide, Inc.	4,468,344
128,800	@,L	Sapient Corp.	1,021,384
419,400	L	United Online, Inc.	4,554,684
132,000	@	VeriSign, Inc.	3,796,320

			16,482,084

		Investment Companies: 0.2%
21,700	L	American Capital Strategies Ltd.	783,587

			783,587

		Lodging: 3.3%
156,900	@@,L	Fairmont Hotels & Resorts, Inc.	5,464,827
75,900	@@	Four Seasons Hotels, Inc.	5,016,990
132,300	@@	Orient-Express Hotels Ltd.	4,189,941
19,300		Starwood Hotels & Resorts Worldwide, Inc.	1,130,401
17,100	L	Station Casinos, Inc.	1,135,440

			16,937,599

		Machinery — Diversified: 1.1%
61,400		Albany Intl. Corp.	1,971,554
102,200		Tennant Co.	3,618,902

			5,590,456

		Media: 3.0%
107,800	@,L	Cablevision Systems Corp.	3,471,160
23,900	@	Entercom Communications Corp.	795,631
44,500	L	Knight-Ridder, Inc.	2,729,630
76,200	@,L	Radio One, Inc.	970,026
491,800	@	Radio One, Inc. — Class D	6,280,286
52,400	L	Reader’s Digest Association, Inc.	864,600

			15,111,333

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN SMALL/ MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing: 6.3%
104,600	@,L	Actuant Corp.	$5,014,524
99,500		AptarGroup, Inc.	5,054,600
100,200		Cooper Industries Ltd.	6,402,780
95,000	@,L	ESCO Technologies, Inc.	9,576,000
75,400	@	Jacuzzi Brands, Inc.	809,042
202,800		Leggett & Platt, Inc.	5,390,424

			32,247,370

		Oil and Gas: 1.7%
27,255		Cabot Oil & Gas Corp.	945,749
65,300	@,L	Delta Petroleum Corp.	922,036
31,700	@,L	Energy Partners Ltd.	830,857
85,800		Helmerich & Payne, Inc.	4,025,736
17,400	L	Noble Energy, Inc.	1,316,310
29,300	L	St. Mary Land & Exploration Co.	849,114

			8,889,802

		Oil and Gas Services: 1.1%
14,200	L	BJ Services Co.	745,216
114,200	@,L	Newpark Resources, Inc.	856,500
67,400	@,L	Weatherford Intl., Ltd.	3,907,852

			5,509,568

		Packaging and Containers: 0.7%
174,900		Packaging Corp. of America	3,681,645

			3,681,645

		Pharmaceuticals: 5.1%
60,200	L	Allergan, Inc.	5,131,448
29,600	@,L	American Pharmaceutical Partners, Inc.	1,221,000
18,200	L	AmerisourceBergen Corp.	1,258,530
220,500	@,L	Amylin Pharmaceuticals, Inc.	4,615,065
213,900	@,L	Atherogenics, Inc.	3,418,122
16,400	@	Express Scripts, Inc.	819,672
110,500	@,L	IVAX Corp.	2,375,750
23,800	@	Pharmion Corp.	552,398
75,800	@	Prestige Brands Holdings Inc	1,478,100
60,700	@,L	Rigel Pharmaceuticals, Inc.	1,209,144
18,700	@,L	Sepracor, Inc.	1,122,187
99,300	@,L	Vicuron Pharmaceuticals, Inc.	2,770,470

			25,971,886

		Pipelines: 1.0%
63,700		Kinder Morgan, Inc.	5,299,840

			5,299,840

		Real Estate: 0.2%
31,000	@,L	Trammell Crow Co.	751,440

			751,440

		Real Estate Investment Trusts: 4.0%
46,500		American Financial Realty Trust	715,170
37,100		Annaly Mortgage Management, Inc.	665,203
418,500		Anthracite Capital, Inc.	4,959,225
100,600	L	General Growth Properties, Inc.	4,133,654
193,900		Gramercy Capital Corp.	4,742,794
36,100		LaSalle Hotel Properties	1,184,441
98,800	L	MFA Mortgage Investments, Inc.	736,060
18,300	L	Pan Pacific Retail Properties, Inc.	1,214,754
40,600	L	Saxon Capital, Inc.	693,042
18,400		SL Green Realty Corp.	1,186,800

			20,231,143

		Retail: 3.1%
40,500	@,L	Autonation, Inc.	831,060
29,400		Borders Group, Inc.	744,114
67,300	@,L	Dollar Tree Stores, Inc.	1,615,200
43,500	@	Petco Animal Supplies, Inc.	1,275,420
19,329	@,L	PF Chang’s China Bistro, Inc.	1,140,024
119,800		RadioShack Corp.	2,775,766
310,400	@	Restoration Hardware, Inc.	2,539,072
30,300	@,L	Sports Authority, Inc.	963,540
11,300	@	Stage Stores, Inc.	492,680
1,119,900	@,L	Tweeter Home Entertainment Group, Inc.	2,799,750
19,800	@	Williams-Sonoma, Inc.	783,486

			15,960,112

		Savings and Loans: 0.6%
113,600	@	Franklin Bank Corp.	2,131,136
21,400	L	Harbor Florida Bancshares, Inc.	801,216

			2,932,352

		Semiconductors: 6.4%
130,800	@,L	Advanced Micro Devices, Inc.	2,268,072
99,200	@	Altera Corp.	1,966,144
151,000	@	AMIS Holdings, Inc.	2,014,340
738,600	@	Applied Micro Circuits Corp.	1,890,816
121,400	@,@@,L	ASM Intl. NV	1,930,260
293,300	@,L	Fairchild Semiconductor Intl., Inc.	4,326,175
53,100	@,L	Formfactor, Inc.	1,402,902
225,700	@,L	Freescale Semiconductor, Inc.	4,741,958
59,900	L	KLA-Tencor Corp.	2,617,630
207,000	@,L	ON Semiconductor Corp.	952,200
260,200	@,L	PMC — Sierra, Inc.	2,427,666
73,300	@	Power Integrations, Inc.	1,581,081
70,500	@,L	Sigmatel, Inc.	1,209,780
129,900	@,L	Teradyne, Inc.	1,554,903
74,800	L	Xilinx, Inc.	1,907,400

			32,791,327

		Software: 0.6%
86,900	@,L	Altiris, Inc.	1,275,692
327,800	@	Embarcadero Technologies, Inc.	1,838,958

			3,114,650

		Telecommunications: 4.0%
57,200	@,L	American Tower Corp.	1,202,344
439,600	@,L	Atheros Communications, Inc.	3,543,176
1,076,400	@,L	JDS Uniphase Corp.	1,636,128
142,200	@,L	Netgear, Inc.	2,644,920
365,300	@,L	Novatel Wireless, Inc.	4,555,291
380,600	@	Polycom, Inc.	5,674,746
281,600	@,L	Qwest Communications Intl., Inc.	1,044,736

			20,301,341

		Textiles: 0.2%
20,800		G&K Services, Inc.	784,784

			784,784

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN SMALL/ MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value

	Toys/ Games/ Hobbies: 1.1%
317,000	Mattel, Inc.	$5,801,100

		5,801,100

	Total Common Stock (Cost $472,288,404)	500,261,883

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
	Federal Home Loan Bank: 1.3%
$6,600,000	2.300%, due 07/01/05	$6,599,578

	Total U.S. Government Agency Obligations (Cost $6,600,000)	6,599,578

	Total Long-Term Investments (Cost $478,888,404)	506,861,461

SHORT-TERM INVESTMENTS: 27.5%
	Securities Lending CollateralCC: 27.5%
140,227,017	The Bank of New York Institutional Cash Reserves Fund	140,227,017

	Total Short-Term Investments (Cost $140,227,017)	140,227,017

Total Investments In Securities (Cost $619,115,421)*	126.9%	$647,088,478
Other Assets and Liabilities-Net	(26.9)	(137,186,476)

Net Assets	100.0%	$509,902,002

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $619,855,388. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,827,229
Gross Unrealized Depreciation	(32,594,139)

Net Unrealized Appreciation	$27,233,090

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.8%
		Advertising: 0.2%
16,000		Omnicom Group, Inc.	$1,277,760

			1,277,760

		Aerospace/Defense: 1.8%
33,100		Boeing Co.	2,184,600
12,400		General Dynamics Corp.	1,358,296
146,200		United Technologies Corp.	7,507,370

			11,050,266

		Agriculture: 1.3%
128,100		Altria Group, Inc.	8,282,946

			8,282,946

		Auto Manufacturers: 0.1%
19,400	@,L	Navistar Intl. Corp.	620,800

			620,800

		Banks: 2.8%
54,800		State Street Corp.	2,644,100
242,600		Wells Fargo & Co.	14,939,308

			17,583,408

		Beverages: 2.2%
120,100	L	Anheuser-Busch Cos., Inc.	5,494,575
50,400		Pepsi Bottling Group, Inc.	1,441,944
125,200		PepsiCo, Inc.	6,752,036

			13,688,555

		Biotechnology: 1.1%
91,300	@	Amgen, Inc.	5,519,998
176,200	@,L	Millennium Pharmaceuticals, Inc.	1,633,374

			7,153,372

		Building Materials: 1.0%
148,400		American Standard Cos., Inc.	6,220,928

			6,220,928

		Chemicals: 1.7%
37,500		Air Products & Chemicals, Inc.	2,261,250
95,100		Dow Chemical Co.	4,234,803
25,000		E.I. du Pont de Nemours & Co.	1,075,250
109,500	@,L	Huntsman Corp.	2,219,565
69,700	@@	Methanex Corp.	1,147,959

			10,938,827

		Commercial Services: 0.5%
52,000	@,@@	Accenture Ltd. — Class A	1,178,840
44,300		McKesson Corp.	1,984,197

			3,163,037

		Computers: 3.2%
176,500	@,L	Affiliated Computer Services, Inc.	9,019,150
93,200		Hewlett-Packard Co.	2,191,132
28,600		International Business Machines Corp.	2,122,120
40,000	@,L	Lexmark Intl., Inc.	2,593,200
68,500	@,@@	Seagate Technology, Inc.	1,202,175
730,200	@	Sun Microsystems, Inc.	2,723,646

			19,851,423

		Cosmetics/Personal Care: 0.3%
16,700		Avon Products, Inc.	632,095
28,700	L	Procter & Gamble Co.	1,513,925

			2,146,020

		Diversified Financial Services: 7.4%
58,300	@,L	AmeriCredit Corp.	1,486,650
156,200		Fannie Mae	9,122,080
106,600		Freddie Mac	6,953,518
11,600		Goldman Sachs Group, Inc.	1,183,432
369,660		J.P. Morgan Chase & Co.	13,056,391
284,100	L	SLM Corp.	14,432,280

			46,234,351

		Electric: 1.7%
316,100	@,L	AES Corp.	5,177,718
139,200	L	Duke Energy Corp.	4,138,416
48,000	L	MDU Resources Group, Inc.	1,352,160

			10,668,294

		Electrical Components and Equipment: 0.2%
20,800		Emerson Electric Co.	1,302,704

			1,302,704

		Electronics: 2.9%
231,391	@	Agilent Technologies, Inc.	5,326,621
137,200		Applera Corp. — Applied Biosystems Group	2,698,724
114,600	@,L	Avnet, Inc.	2,581,938
215,000	@,@@,L	Flextronics Intl., Ltd.	2,840,150
158,800	@	Jabil Circuit, Inc.	4,879,924

			18,327,357

		Engineering and Construction: 0.9%
97,400	L	Fluor Corp.	5,609,266

			5,609,266

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Environmental Control: 0.3%
201,600	@,L	Allied Waste Industries, Inc.	$1,598,688

			1,598,688

		Food: 2.8%
136,800		Campbell Soup Co.	4,209,336
131,800	L	Kraft Foods, Inc.	4,192,558
121,000		Sysco Corp.	4,378,990
73,800	@@	Unilever NV ADR	4,784,454

			17,565,338

		Forest Products and Paper: 0.3%
55,600	L	International Paper Co.	1,679,676

			1,679,676

		Healthcare — Products: 1.7%
107,300		Baxter Intl., Inc.	3,980,830
78,274		Guidant Corp.	5,267,840
20,700		Medtronic, Inc.	1,072,053

			10,320,723

		Healthcare — Services: 2.3%
84,500	@,L	DaVita, Inc.	3,843,060
118,100	@,L	Lincare Holdings, Inc.	4,823,204
8,500	@,L	Tenet Healthcare Corp.	104,040
83,000	@	WellPoint, Inc.	5,780,120

			14,550,424

		Home Furnishings: 0.3%
67,700		Leggett & Platt, Inc.	1,799,466

			1,799,466

		Household Products/Wares: 0.2%
20,100		Kimberly-Clark Corp.	1,258,059

			1,258,059

		Insurance: 3.7%
98,700		American Intl. Group, Inc.	5,734,470
90	@,L	Berkshire Hathaway, Inc.	7,515,000
38,500		Chubb Corp.	3,295,985
17,300		Hartford Financial Services Group, Inc.	1,293,694
80,000		PMI Group, Inc.	3,118,400
26,800	@@,L	XL Capital Ltd.	1,994,456

			22,952,005

		Internet: 2.8%
85,100	@,L	Amazon.com, Inc.	2,815,108
34,700	@,L	Checkfree Corp.	1,181,882
105,600	@,L	eBay, Inc.	3,485,856
8,636	@,L	Google, Inc.	2,540,279
104,500	@,L	IAC/InterActiveCorp.	2,513,225
43,500	@,L	Monster Worldwide, Inc.	1,247,580
92,400	@,L	VeriSign, Inc.	2,657,424
38,000	@	Yahoo!, Inc.	1,316,700

			17,758,054

		Leisure Time: 0.3%
36,900	L	Carnival Corp.	2,012,895

			2,012,895

		Lodging: 0.5%
32,400	@,L	Las Vegas Sands Corp.	1,158,300
32,900		Starwood Hotels & Resorts Worldwide, Inc.	1,926,953

			3,085,253

		Media: 2.9%
41,182	@,L	Cablevision Systems Corp.	1,326,060
61,400		Clear Channel Communications, Inc.	1,899,102
53,000	@,L	Comcast Corp.	1,627,100
75,200	@,L	DIRECTV Group, Inc.	1,165,600
16,800	L	Knight-Ridder, Inc.	1,030,512
535,750	@	Time Warner, Inc.	8,952,383
52,200		Viacom, Inc.	1,671,444
15,800		Walt Disney Co.	397,844

			18,070,045

		Mining: 0.6%
154,300		Alcoa, Inc.	4,031,859

			4,031,859

		Miscellaneous Manufacturing: 5.2%
47,300		3M Co.	3,419,790
70,400		Cooper Industries Ltd.	4,498,560
28,400		Danaher Corp.	1,486,456
449,600		General Electric Co.	15,578,640
52,600		Illinois Tool Works, Inc.	4,191,168
19,500	@@	Ingersoll-Rand Co., Ltd.	1,391,325
67,500	@@,L	Tyco Intl., Ltd.	1,971,000

			32,536,939

		Oil and Gas: 6.1%
104,100		Exxon Mobil Corp.	5,982,627
221,400	@@,L	Royal Dutch Petroleum Co.	14,368,860
67,000	@@	Shell Transport & Trading Co. PLC ADR	3,890,020
74,400	@,L	Transocean, Inc.	4,015,368
149,800		Unocal Corp.	9,744,490

			38,001,365

		Oil and Gas Services: 2.8%
48,500	L	Baker Hughes, Inc.	2,481,260
22,600		BJ Services Co.	1,186,048
125,700		Schlumberger Ltd.	9,545,658
75,700	@,L	Weatherford Intl., Ltd.	4,389,086

			17,602,052

		Pharmaceuticals: 12.1%
159,500	L	Allergan, Inc.	13,595,780
61,400	L	AmerisourceBergen Corp.	4,245,810
506,800	@@	AstraZeneca PLC ADR	20,910,568
116,700		Eli Lilly & Co.	6,501,357
385,400	@,L	Forest Laboratories, Inc.	14,972,790
26,600	@,L	ImClone Systems, Inc.	823,802
80,800	@,L	IVAX Corp.	1,737,200
71,800	@,L	Medco Health Solutions, Inc.	3,831,248
108,300		Pfizer, Inc.	2,986,914
25,300	@,L	Sepracor, Inc.	1,518,253
158,700	@@,L	Teva Pharmaceutical Industries Ltd. ADR	4,941,918

			76,065,640

		Pipelines: 0.7%
38,028	@,L	Kinder Morgan Management LLC	1,749,288
30,357	L	Kinder Morgan, Inc.	2,525,702

			4,274,990

		Real Estate Investment Trusts: 0.1%
18,100	L	General Growth Properties, Inc.	743,729

			743,729

		Retail: 5.1%
61,600	@,L	Autonation, Inc.	1,264,032
126,900	L	Costco Wholesale Corp.	5,687,658
121,100	@,L	Dollar Tree Stores, Inc.	2,906,400
204,200		Lowe’s Cos., Inc.	11,888,524
18,800		McDonald’s Corp.	521,700

See Accompanying Notes to Financial Statements

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
65,200	L	RadioShack Corp.	$1,510,684
92,100		Target Corp.	5,011,161
78,600	@,L	Williams-Sonoma, Inc.	3,110,202

			31,900,361

		Savings and Loans: 2.9%
131,000		Golden West Financial Corp.	8,433,780
236,600	L	Washington Mutual, Inc.	9,627,254

			18,061,034

		Semiconductors: 7.4%
316,500	@	Altera Corp.	6,273,030
740,300	L	Applied Materials, Inc.	11,978,054
344,500	@	Applied Micro Circuits Corp.	881,920
108,000	@,@@,L	ASML Holding NV ADR	1,691,280
107,200	@,L	Credence Systems Corp.	970,160
107,500	@,L	Fairchild Semiconductor Intl., Inc.	1,585,625
184,600	@,L	Freescale Semiconductor Inc	3,878,446
145,000		Intel Corp.	3,778,700
213,300	L	KLA-Tencor Corp.	9,321,210
61,200		Linear Technology Corp.	2,245,428
31,900	@,L	Novellus Systems, Inc.	788,249
108,100	L	Xilinx, Inc.	2,756,550

			46,148,652

		Software: 3.2%
44,700	L	Automatic Data Processing, Inc.	1,876,059
131,000	@	BMC Software, Inc.	2,351,450
327,900		Microsoft Corp.	8,145,036
169,900	@@,L	SAP AG ADR	7,356,670

			19,729,215

		Telecommunications: 5.4%
59,300	@,L	American Tower Corp.	1,246,486
454,500	@	Cisco Systems, Inc.	8,685,495
122,200	@	Corning, Inc.	2,030,964
318,100	@,L	JDS Uniphase Corp.	483,512
80,100	@	Polycom, Inc.	1,194,291
76,100		QUALCOMM, Inc.	2,512,061
535,000	@	Qwest Communications Intl., Inc.	1,984,850
48,900		SBC Communications, Inc.	1,161,375
463,350	L	Sprint Corp.	11,625,452
75,700		Verizon Communications, Inc.	2,615,435

			33,539,921

		Toys/Games/Hobbies: 0.2%
68,000	L	Mattel, Inc.	1,244,400

			1,244,400

		Transportation: 0.6%
18,000		Union Pacific Corp.	1,166,400
39,700		United Parcel Service, Inc.	2,745,652

			3,912,052

		Total Common Stock (Cost $541,976,072)	624,562,149

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 26.0%
	Securities Lending CollateralCC: 26.0%
$163,010,081	The Bank of New York Institutional Cash Reserves Fund	$163,010,081

	Total Short-Term Investments (Cost $163,010,081)	163,010,081

Total Investments In Securities (Cost $704,986,153)*	125.8%	$787,572,230
Other Assets and Liabilities-Net	(25.8)	(161,349,424)

Net Assets	100.0%	$626,222,806

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $707,544,290. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$100,249,314
Gross Unrealized Depreciation	(20,221,374)

Net Unrealized Appreciation	$80,027,940

See Accompanying Notes to Financial Statements

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 92.8%
		Advertising: 3.1%
79,200	L	Omnicom Group, Inc.	$6,324,912

			6,324,912

		Aerospace/Defense: 3.4%
134,200		United Technologies Corp.	6,891,170

			6,891,170

		Agriculture: 2.0%
63,300		Altria Group, Inc.	4,092,978

			4,092,978

		Banks: 5.2%
70,000		Bank of America Corp.	3,192,700
81,900	L	Wachovia Corp.	4,062,240
55,300		Wells Fargo & Co.	3,405,374

			10,660,314

		Beverages: 2.2%
106,200		Coca-Cola Co.	4,433,850

			4,433,850

		Computers: 3.8%
197,700	@	Dell, Inc.	7,811,127

			7,811,127

		Household Products/Wares: 2.1%
69,900	L	Kimberly-Clark Corp.	4,375,041

			4,375,041

		Diversified Financial Services: 5.6%
79,000		American Express Co.	4,205,170
92,300	L	Citigroup, Inc.	4,267,029
54,900		Merrill Lynch & Co., Inc.	3,020,049

			11,492,248

		Electrical Components and Equipment: 2.9%
96,400		Emerson Electric Co.	6,037,532

			6,037,532

		Entertainment: 1.8%
130,000		International Game Technology	3,659,500

			3,659,500

		Environmental Control: 3.0%
216,000		Waste Management, Inc.	6,121,440

			6,121,440

		Healthcare — Products: 6.8%
178,100		Baxter Intl., Inc.	6,607,510
107,300		Guidant Corp.	7,221,290

			13,828,800

		Healthcare — Services: 2.0%
71,900	L	HCA, Inc.	4,074,573

			4,074,573

		Housewares: 2.9%
252,000		Newell Rubbermaid, Inc.	6,007,680

			6,007,680

		Media: 5.8%
373,400	@	Time Warner, Inc.	6,239,514
174,000		Viacom, Inc.	5,571,480

			11,810,994

		Miscellaneous Manufacturing: 2.6%
182,600	@@,L	Tyco Intl., Ltd.	5,331,920

			5,331,920

		Pharmaceuticals: 5.5%
247,600		Pfizer, Inc.	6,828,808
98,500		Wyeth	4,383,250

			11,212,058

		Retail: 11.9%
268,400		CVS Corp.	7,802,388
174,800		Home Depot, Inc.	6,799,720
133,200		McDonald’s Corp.	3,696,300
126,500		Wal-Mart Stores, Inc.	6,097,300

			24,395,708

		Semiconductors: 3.7%
90,700	L	Analog Devices, Inc.	3,384,017
265,100	L	Applied Materials, Inc.	4,289,318

			7,673,335

		Software: 10.4%
260,700		Microsoft Corp.	6,475,788
535,100	@	Oracle Corp.	7,063,320
315,800	@	Veritas Software Corp.	7,705,520

			21,244,628

		Telecommunications: 4.3%
182,500	@	Cisco Systems, Inc.	3,487,575
325,600	@@,L	Nokia Oyj ADR	5,417,984

			8,905,559

See Accompanying Notes to Financial Statements

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Transportation: 1.8%
45,700	L	FedEx Corp.	$3,702,157

			3,702,157

		Total Common Stock (Cost $175,480,604)	190,087,524

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 16.8%
	U.S. Government Agency Obligation: 4.4%
$9,008,000	Federal Home Loan Bank, 2.270%, due 07/01/05	$9,007,432

	Total U.S. Government Agency Obligations (Cost $9,008,000)	9,007,432

	Securities Lending CollateralCC: 12.4%
25,335,520	The Bank of New York Institutional Cash Reserves Fund	25,335,520

	Total Securities Lending Collateral (Cost $25,335,520)	25,335,520

	Total Short-Term Investments (Cost $34,343,520)	34,342,952

Total Investments In Securities (Cost $209,824,124)*	109.6%	$224,430,476
Other Assets and Liabilities-Net	(9.6)	(19,660,676)

Net Assets	100.0%	$204,769,800

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $209,843,183. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,170,669
Gross Unrealized Depreciation	(2,583,377)

Net Unrealized Appreciation	$14,587,377

See Accompanying Notes to Financial Statements

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 95.7%
		Beverages: 1.5%
100,000	@@	Kirin Brewery Co., Ltd.	$967,325

			967,325

		Biotechnology: 15.2%
26,000	@	Amgen, Inc.	1,571,960
5,238	@	Applera Corp. — Celera Genomics Group	57,461
8,302	@	Bio-Rad Laboratories, Inc.	491,561
13,436	@	BioCryst Pharmaceuticals, Inc.	68,255
20,000	@	Biogen Idec, Inc.	689,000
10,033	@,@@	Cambridge Antibody Technology Group PLC ADR	116,383
10,000	@	Cytokinetics, Inc.	69,500
32,500	@	Genentech, Inc.	2,609,100
8,951	@	Genzyme Corp.	537,866
20,000	@	Human Genome Sciences, Inc.	231,600
16,000	@	ICOS Corp.	338,720
35,000	@	Incyte Corp.	250,250
20,000	@	InterMune, Inc.	260,800
8,000	@	Martek Biosciences Corp.	303,600
20,000	@	MedImmune, Inc.	534,400
30,000	@	Millennium Pharmaceuticals, Inc.	278,100
6,000	@	Millipore Corp.	340,380
20,000	@	Neose Technologies, Inc.	63,000
117,468	@	Oscient Pharmaceuticals Corp.	311,290
14,000	@	Protein Design Labs, Inc.	282,940
25,000	@	Regeneron Pharmaceuticals, Inc.	209,750
21,095	@	Vertex Pharmaceuticals, Inc.	355,240

			9,971,156

		Chemicals: 1.3%
15,000		Sigma-Aldrich Corp.	840,600

			840,600

		Electronics: 1.1%
6,000		Analogic Corp.	301,920
20,000		Applera Corp. — Applied Biosystems Group	393,400

			695,320

		Healthcare — Products: 18.0%
20,000		Biomet, Inc.	692,800
20,000	@	Boston Scientific Corp.	540,000
9,798	@,@@	Carl Zeiss Meditec AG	186,826
6,000		Diagnostic Products Corp.	283,980
10,000	@	Epix Pharmaceuticals, Inc.	88,500
15,715		Johnson & Johnson	1,021,475
8,000	@	Kinetic Concepts, Inc.	480,000
10,000	@	Kyphon, Inc.	347,900
50,000		Medtronic, Inc.	2,589,499
18,400	@	Merit Medical Systems, Inc.	283,544
93,974	@@	Smith & Nephew PLC	924,265
20,000	@	St. Jude Medical, Inc.	872,200
14,096		Stryker Corp.	670,406
35,000	@	Synovis Life Technologies, Inc.	279,300
16,000	@	Viasys Healthcare, Inc.	361,440
25,000	@	Wright Medical Group, Inc.	667,500
20,000	@	Zimmer Holdings, Inc.	1,523,400

			11,813,035

		Healthcare — Services: 11.3%
7,000	@@	Fresenius AG	777,963
2,000	@@	Fresenius AG — Preferred	229,297
3,429	@@	Fresenius Medical Care AG	237,455
11,857		HCA, Inc.	671,936
45,000	@	Health Net, Inc.	1,717,200
20,000		Manor Care, Inc.	794,600
8,624		Quest Diagnostics, Inc.	459,400
10,000	@	Renal Care Group, Inc.	461,000
30,000	@	WellPoint, Inc.	2,089,201

			7,438,052

		Insurance: 1.6%
10,000		CIGNA Corp.	1,070,300

			1,070,300

		Pharmaceuticals: 42.5%
19,969		Abbott Laboratories	978,681
25,000	@	Abgenix, Inc.	214,500
9,162		Alpharma, Inc.	132,574
9,000	@,@@	Angiotech Pharmaceuticals, Inc.	124,740
90,000		Bristol-Myers Squibb Co.	2,248,200
50,000	@@	Chugai Pharmaceutical Co. Ltd.	770,606
20,629	@	Cubist Pharmaceuticals, Inc.	271,684
40,000	@@	Daiichi Pharmaceutical Co. Ltd.	882,165
40,000	@	DOV Pharmaceutical, Inc.	746,400
8,609	@	DUSA Pharmaceuticals, Inc.	80,064
10,000		Eli Lilly & Co.	557,100
50,000	@@	GlaxoSmithKline PLC ADR	2,425,499
15,000	@	Hospira, Inc.	585,000
17,500	@	ImClone Systems, Inc.	541,975
20,000	@	Medarex, Inc.	166,600
30,000		Merck & Co., Inc.	924,000
7,140	@@	Merck KGaA	575,693
30,000	@	Nastech Pharmaceutical Co., Inc.	426,900
17,621	@	NBTY, Inc.	457,089
5,961	@	Neurocrine Biosciences, Inc.	250,720
50,000	@@	Novartis AG ADR	2,372,000
20,000	@@	Novo-Nordisk A/ S — Class B	1,016,832
7,000	@	Par Pharmaceutical Cos, Inc.	222,670
90,000		Pfizer, Inc.	2,482,199
17,000	@	Pharmion Corp.	394,570
12,000	@	Priority Healthcare Corp.	304,320
70,000	@,@@	QLT, Inc.	729,400
15,000	@@	Roche Holding AG	1,893,247
9,008	@@	Sanofi-Aventis ADR	369,238

See Accompanying Notes to Financial Statements

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
15,000	@@	Schering AG	$924,172
62,000		Schering-Plough Corp.	1,181,720
20,000	@	Tanox, Inc.	234,400
35,000	@	Trimeris, Inc.	349,300
30,000		Valeant Pharmaceuticals Intl.	528,900
23,077	@	Viropharma, Inc.	160,385
25,000		Wyeth	1,112,500
9,380	@@	Yamanouchi Pharmaceutical Co. Ltd.	319,765

			27,955,808

		Retail: 2.1%
40,000		CVS Corp.	1,162,800
60,000	@	Rite Aid Corp.	250,800

			1,413,600

		Software: 1.1%
24,769	@	IDX Systems Corp.	746,538

			746,538

		Total Common Stock (Cost $60,116,047)	62,911,734

Total Investments In Securities (Cost $60,116,047)*	95.7%	$62,911,734
Other Assets and Liabilities-Net	4.3	2,855,101

Net Assets	100.0%	$65,766,835

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $61,019,305. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,310,384
Gross Unrealized Depreciation	(2,417,955)

Net Unrealized Appreciation	$1,892,429

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.3%
		Advertising: 1.6%
1,000	@	Lamar Advertising Co.	$42,770
1,000		Omnicom Group, Inc.	79,860

			122,630

		Aerospace/Defense: 1.4%
1,600		Lockheed Martin Corp.	103,792

			103,792

		Apparel: 5.0%
5,700	@	Coach, Inc.	191,349
8,000	@	Quiksilver, Inc.	127,840
2,300		Wolverine World Wide, Inc.	55,223

			374,412

		Banks: 0.6%
1,200		Investors Financial Services Corp.	45,384

			45,384

		Biotechnology: 2.9%
1,600	@	Genentech, Inc.	128,448
1,000	@	Martek Biosciences Corp.	37,950
2,500	@	Protein Design Labs, Inc.	50,525

			216,923

		Chemicals: 1.3%
1,600		Air Products & Chemicals, Inc.	96,480

			96,480

		Coal: 1.5%
3,100		Massey Energy Co.	116,932

			116,932

		Commercial Services: 1.1%
2,300	@,@@	Steiner Leisure Ltd.	85,261

			85,261

		Computers: 6.5%
2,600	@	Apple Computer, Inc.	95,706
5,700	@	Cadence Design Systems, Inc.	77,862
2,000	@	Cognizant Technology Solutions Corp.	94,260
2,000	@	Dell, Inc.	79,020
1,000		International Business Machines Corp.	74,200
2,450	@	Network Appliance, Inc.	69,262

			490,310

		Cosmetics/Personal Care: 1.5%
1,500		Estee Lauder Cos., Inc. — Class A	58,695
1,000		Procter & Gamble Co.	52,750

			111,445

		Diversified Financial Services: 2.4%
1,600		American Express Co.	85,168
900		Legg Mason, Inc.	93,699

			178,867

		Electronics: 0.8%
900	@	Fisher Scientific Intl., Inc.	58,410

			58,410

		Entertainment: 1.5%
4,150	@	Shuffle Master, Inc.	116,325

			116,325

		Food: 2.5%
3,900		McCormick & Co., Inc.	127,452
2,000	@	United Natural Foods, Inc.	60,740

			188,192

		Healthcare — Products: 10.1%
1,400	@@	Alcon, Inc.	153,089
2,200		Baxter Intl., Inc.	81,620
1,250		Cooper Cos., Inc.	76,075
1,500		Johnson & Johnson	97,500
1,200	@	Kinetic Concepts, Inc.	72,000
2,100		Medtronic, Inc.	108,759
2,300	@	St. Jude Medical, Inc.	100,303
1,600		Stryker Corp.	76,096

			765,442

		Healthcare — Services: 8.4%
1,800		Aetna, Inc.	149,076
2,900	@	American Healthways, Inc.	122,583
2,500	@	Community Health Systems, Inc.	94,475
1,300	@	Coventry Health Care, Inc.	91,975
1,200	@	DaVita, Inc.	54,576
2,400		UnitedHealth Group, Inc.	125,136

			637,821

		Home Builders: 1.0%
1,000		DR Horton, Inc.	37,610
500		Pulte Homes, Inc.	42,125

			79,735

		Household Products/Wares: 2.3%
1,000		Fortune Brands, Inc.	88,800
2,500	@	Spectrum Brands Inc	82,500

			171,300

		Insurance: 1.0%
1,200		Prudential Financial, Inc.	78,792

			78,792

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet: 5.7%
2,500	@	eBay, Inc.	$82,525
500	@	Google, Inc.	147,075
2,600	@	VeriSign, Inc.	74,776
3,600	@	Yahoo!, Inc.	124,740

			429,116

		Lodging: 2.6%
2,100		Starwood Hotels & Resorts Worldwide, Inc.	122,997
1,100		Station Casinos, Inc.	73,040

			196,037

		Media: 1.0%
2,400	@	Comcast Corp.	73,680

			73,680

		Miscellaneous Manufacturing: 5.0%
1,100		Cooper Industries Ltd.	70,290
6,300		General Electric Co.	218,295
3,000	@@	Tyco Intl., Ltd.	87,600

			376,185

		Oil and Gas: 4.8%
1,700		Apache Corp.	109,820
1,550		Devon Energy Corp.	78,554
700		Diamond Offshore Drilling	37,401
4,100		XTO Energy, Inc.	139,359

			365,134

		Oil and Gas Services: 1.7%
1,000		Halliburton Co.	47,820
1,400	@	Weatherford Intl. Ltd.	81,172

			128,992

		Pharmaceuticals: 5.1%
4,300	@	Caremark Rx, Inc.	191,436
800		Eli Lilly & Co.	44,568
3,800	@	Endo Pharmaceuticals Holdings, Inc.	99,864
1,900		Pfizer, Inc.	52,402

			388,270

		Retail: 4.3%
600		Best Buy Co., Inc.	41,130
5,400	@	Chico’s FAS, Inc.	185,112
2,100		Walgreen Co.	96,579

			322,821

		Semiconductors: 5.8%
5,600	@	Altera Corp.	110,992
3,900		Intel Corp.	101,634
1,200	@	Lam Research Corp.	34,728
4,100	@,@@	Marvell Technology Group Ltd.	155,964
1,200		Microchip Technology, Inc.	35,544

			438,862

		Software: 5.3%
2,800		Adobe Systems, Inc.	80,136
3,100	@	Autodesk, Inc.	106,547
5,800		Microsoft Corp.	144,072
5,500	@	Oracle Corp.	72,600

			403,355

		Telecommunications: 3.1%
7,500	@	Corning, Inc.	124,650
3,300		QUALCOMM, Inc.	108,933

			233,583

		Textiles: 0.5%
1,000		Cintas Corp.	38,600

			38,600

		Total Common Stock (Cost $6,958,391)	7,433,088

Total Investments In Securities (Cost $6,958,391)*	98.3%	$7,433,088
Other Assets and Liabilities-Net	1.7	129,139

Net Assets	100.0%	$7,562,227

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $6,983,180. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$626,793
Gross Unrealized Depreciation	(176,885)

Net Unrealized Appreciation	$449,908

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.9%
		Advertising: 0.4%
14,000	@,@@	Clear Media Ltd.	$12,157
400	@,L	Getty Images, Inc.	29,704
17,800	@,@@	JC Decaux SA	450,517
9,000		Omnicom Group, Inc.	718,740

			1,211,118

		Aerospace/ Defense: 0.8%
9,600		DRS Technologies, Inc.	492,288
16,400	@	Esterline Technologies Corp.	657,312
14,200		L-3 Communications Holdings, Inc.	1,087,436

			2,237,036

		Agriculture: 1.0%
27,600	L	Bunge Ltd.	1,749,840
342,000	@@	Chaoda Modern Agriculture	134,760
18,500		Monsanto Co.	1,163,095

			3,047,695

		Airlines: 0.2%
17,500	@,@@	ACE Aviation Holdings Inc	569,379

			569,379

		Apparel: 1.0%
20,687	@,L	Columbia Sportswear Co.	1,021,731
76,000	@	Quiksilver, Inc.	1,214,480
77,854	@@	Ted Baker PLC	697,783

			2,933,994

		Auto Manufacturers: 0.0%
570	@@	Hyundai Motor Co.	31,430

			31,430

		Auto Parts and Equipment: 0.9%
11,900		BorgWarner, Inc.	638,673
2,940,000	@@	Geely Automobile Holdings Ltd.	189,109
123,764	@,L	IMPCO Technologies, Inc.	595,305
322,000	@,@@	New Focus Auto Tech Holdings Ltd	41,838
67,010	@@	Nokian Renkaat OYJ	1,222,464

			2,687,389

		Banks: 2.8%
3,500	@@,L	Banco Itau Holding Financeira SA ADR	323,750
24,000	@@	Banco Pastor SA	958,752
20,836	@@	Bank Austria Creditanstalt AG	2,168,632
179,000	@@	Bank of Fukuoka Ltd.	1,056,752
33,000	@@	Bank of Juroku Ltd.	177,997
70,000	@@	Bank of Keiyo Ltd.	356,704
172,000	@@	Bank of Yokohama Ltd.	989,038
8,100	L	Boston Private Financial Holdings, Inc.	204,120
15	@@	Capitalia S.p.A.	84
3,000		Center Financial Corp.	74,490
15,900		Colonial BancGroup, Inc.	350,754
12,900		Commerce Bancorp, Inc.	390,999
6,200	@@,L	HDFC Bank Ltd.	288,362
106,000	@@	Hiroshima Bank Ltd.	482,081
5,100	@@	ICICI Bank Ltd. ADR	111,435
1,600	L	PrivateBancorp, Inc.	56,608
7,098		Wintrust Financial Corp.	371,580

			8,362,138

		Beverages: 0.1%
5,431	@	Green Mountain Coffee Roasters, Inc.	184,274
10,900	@@	Grupo Modelo SA	33,973
21,500	@,L	Jones Soda Co.	129,000

			347,247

		Biotechnology: 6.6%
15,053	@,L	Affymetrix, Inc.	811,808
5,600	@,L	Bio-Rad Laboratories, Inc.	331,576
22,604	@	Charles River Laboratories Intl., Inc.	1,090,643
1,700	@	Genentech, Inc.	136,476
203,700	@	Harvard Bioscience, Inc.	639,618
9,100	@,L	Immunogen, Inc.	52,689
103,570	@,L	Invitrogen Corp.	8,626,346
9,500	@,L	Martek Biosciences Corp.	360,525
40,000	@,L	Millipore Corp.	2,269,200
350,400	@,@@,L	Qiagen NV	4,043,616
96,400	@	Stratagene Corp.	837,716
70,700	@	Strategic Diagnostics, Inc.	242,501

			19,442,714

		Building Materials: 0.2%
6,700		Florida Rock Industries, Inc.	491,445

			491,445

		Chemicals: 2.1%
40,300		Airgas, Inc.	994,201
5,652	@,L	Cabot Microelectronics Corp.	163,851
63,600	@,L	Crompton Corp.	899,940
28,400		Ecolab, Inc.	919,024
3,800	@@	K+S AG	209,722
11,800	@@	Nitto Denko Corp.	672,954
22,500	L	Olin Corp.	410,400
5,100		Praxair, Inc.	237,660
2,900	@@,L	Sinopec Shanghai Petrochemical Co., Ltd., ADR	100,050

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Chemicals (continued)
87,000	@@	Tokuyama Corp	$617,032
193,000	@@	Tosoh Corp.	797,811

			6,022,645

		Coal: 2.4%
13,000	L	Arch Coal, Inc.	708,110
60,300	L	Consol Energy, Inc.	3,230,874
2,700	@@	Fording Canadian Coal Trust	247,294
30,800		Massey Energy Co.	1,161,776
29,800		Peabody Energy Corp.	1,550,792

			6,898,846

		Commercial Services: 3.4%
84,700	@,L	Albany Molecular Research, Inc.	1,185,800
54,743	@,L	Bright Horizons Family Solutions, Inc.	2,229,135
17,300	@	ChoicePoint, Inc.	692,865
366	@@	Fullcast Co., Ltd.	922,384
12,000	@,@@	Icon PLC ADR	416,400
21,800		MAXIMUS, Inc.	769,322
7,000		Moody’s Corp.	314,720
41,500	@	Pharmaceutical Product Development, Inc.	1,944,690
26,475	@	Princeton Review, Inc.	154,349
34,617	@,L	Proxymed, Inc.	271,397
6,100	@@	Randstad Holdings NV	210,402
808	@@	SGS Societe Generale Surveillance Holdings SA	553,876
10,500	@@	TIS, Inc.	357,274

			10,022,614

		Computers: 2.7%
10,800	@,L	Affiliated Computer Services, Inc.	551,880
26,100	@	Anteon Intl. Corp.	1,190,682
78,349	@	Apple Computer, Inc.	2,884,028
50,100	@	Icad, Inc.	223,947
6	@@	NET One Systems Co., Ltd.	15,409
4,000	@@	Obic Co., Ltd.	677,813
48,600	@,L	Sandisk Corp.	1,153,278
19,092	@	SI Intl., Inc.	571,996
31,100	@	Synopsys, Inc.	518,437
1,200	@,@@	Xyratex Ltd.	18,612

			7,806,082

		Cosmetics/ Personal Care: 1.3%
75,300		Avon Products, Inc.	2,850,105
286,000	@@	Beauty China Holdings Ltd.	163,688
1,900	@@,#	Kalina ADR	54,340
110	@@	Kose Corp.	3,794
17,600	@@	Natura Cosmeticos SA	554,421
22,000	@@,L	Shiseido Co., Ltd. ADR	277,952

			3,904,300

		Distribution/ Wholesale: 1.5%
41,301	L	CDW Corp.	2,357,874
72,695	@	LKQ Corp.	1,973,669

			4,331,543

		Diversified Financial Services: 0.3%
11,000	@@,L	Doral Financial Corp.	181,940
26,000	@@	Mitsubishi Securities Co., Ltd.	228,964
20,200	@,@@,#	TSX Group, Inc.	602,141

			1,013,045

		Electric: 0.5%
88,700	@	AES Corp.	1,452,906

			1,452,906

		Electrical Components and Equipment: 0.4%
32,400		C&D Technologies, Inc.	297,756
13,710	@@	LG Electronics, Inc.	862,819

			1,160,575

		Electronics: 4.3%
103,000	@@	Elec & Eltek Intl. Co., Ltd.	261,620
34	@@,L	Garmin Ltd.	1,454
46,600		Gentex Corp.	848,120
729,899	@@	HON HAI Precision Industry Co., Ltd.	3,790,416
53,800	@,L	Kemet Corp.	338,940
1,000	@@	Keyence Corp.	223,129
7,500	@,L	Measurement Specialties, Inc.	174,075
14,200	@,@@	Mettler Toledo Intl., Inc.	661,436
277,950		Symbol Technologies, Inc.	2,743,367
17,000	@	Thermo Electron Corp.	456,790
95,800	@	Vishay Intertechnology, Inc.	1,137,146
17,400	@	Waters Corp.	646,758
41,800		Watts Water Industries, Inc.	1,399,882

			12,683,133

		Engineering and Construction: 1.3%
40,200	@@	Chicago Bridge & Iron Co. NV	918,972
9,600	@,L	Dycom Industries, Inc.	190,176
28,297	@,L	Foster Wheeler Ltd.	556,319
27,100	@,L	Jacobs Engineering Group, Inc.	1,524,646
26,800	@,L	Shaw Group, Inc.	576,468

			3,766,581

		Entertainment: 0.2%
19,427	@,L	Macrovision Corp.	437,885

			437,885

		Environmental Control: 0.4%
10,600	@,@@	Bennett Environmental, Inc.	32,281
14,209	@,L	Stericycle, Inc.	714,997
25,200	@,@@	Zenon Environmental, Inc.	508,609

			1,255,887

		Food: 3.1%
6	@,@@	Barry Callebaut AG	1,523
24,100		Corn Products Intl., Inc.	572,616
53,493	@@	Glanbia PLC	181,332
13,300	@@	Groupe Danone	1,165,769
37,400	@@	Groupe Danone ADR	654,500
616,000	@@	Heng Tai Consumables Group Ltd	117,048
21,500		Hershey Co.	1,335,149
1,600	@@	Iaws Group PLC	22,466
5,290,000	@@	Indofood Sukses Makmur Tbk PT	595,786
189	@@	Lindt & Spruengli AG	282,127
26	@@	Lindt & Spruengli AG	398,595
33,400		McCormick & Co., Inc.	1,091,512
14,300	@@	Metro AG	708,413
881,000	@@	People’s Food Holdings Ltd.	452,391
56,227	@	Poore Brothers, Inc.	251,335
4,700	@	Smithfield Foods, Inc.	128,169
3,300		Whole Foods Market, Inc.	390,390
6,400	@,@@	Wimm-Bill-Dann Foods OJSC ADR	105,152
9,100		Wm. Wrigley Jr. Co.	626,444

			9,080,717

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Forest Products and Paper: 0.4%
600	@,@@	International Forest Products	$3,248
628,000	@@	Lee & Man Paper Manufacturing Ltd.	531,413
9,000		Plum Creek Timber Co., Inc.	326,700
169,400	@,@@	Sino-Forest Corp.	381,731

			1,243,092

		Gas: 0.2%
111,900	@,L	SEMCO Energy, Inc.	670,281

			670,281

		Hand/ Machine Tools: 0.1%
9,100		Baldor Electric Co.	221,312

			221,312

		Healthcare — Products: 2.3%
47,930		Beckman Coulter, Inc.	3,046,909
7,100	L	Biolase Technology, Inc.	44,872
1,700	@	Bruker BioSciences Corp	6,783
9,750	@,L	Endocare, Inc.	40,268
11,800	@,L	EPIX Pharmaceuticals, Inc.	104,430
1,500	@	Gen-Probe, Inc.	54,345
1,142,000	@@	Hengan Intl. Group Co., Ltd.	790,881
6,300	@,L	Idexx Laboratories, Inc.	392,679
2,400	@	Kinetic Concepts, Inc.	144,000
10,200	@	Lifeline Systems, Inc.	327,624
28,950		Meridian Bioscience, Inc.	548,603
47,100	L	Oakley, Inc.	802,113
7,200	@	Orthologic Corp.	27,864
4,553	@@	Synthes Inc	499,119

			6,830,490

		Healthcare — Services: 3.2%
27,800		Aetna, Inc.	2,302,396
9,700	@	Community Health Systems, Inc.	366,563
60,800	@	Covance, Inc.	2,728,096
50	@	Coventry Health Care, Inc.	3,538
27,600	@	Humana, Inc.	1,096,824
43	@	Molina Healthcare, Inc.	1,903
63,400	@	Res-Care, Inc.	859,704
21,700	@,L	Sunrise Senior Living, Inc.	1,171,366
6,500	@	Triad Hospitals, Inc.	355,160
20,200	@,L	VistaCare, Inc.	373,094

			9,258,644

		Holding Companies — Diversified: 0.1%
407,000	@@	GOME Electrical Appliances Holdings Ltd.	350,803

			350,803

		Home Builders: 0.2%
62,000	@@	Sekisui House Ltd.	623,675

			623,675

		Home Furnishings: 0.1%
24	@@	Alba PLC	160
2,656	@@	Rational AG	284,319

			284,479

		Insurance: 4.7%
68,100		AFLAC, Inc.	2,947,368
10,800		American Intl. Group, Inc.	627,480
152,000		Assurant, Inc.	5,487,199
2,500	L	Brown & Brown, Inc.	112,350
50	L	MBIA, Inc.	2,966
2,300		Mercury General Corp.	125,396
8,100		Ohio Casualty Corp.	195,858
342,500	@@	Ping An Insurance Group Co of China Ltd.	548,614
6,300		Progressive Corp.	622,503
16,000	L	Reinsurance Group Of America	744,160
200	@@,L	Scottish Re Group Ltd.	4,848
2,668	@	Universal American Financial Corp.	60,350
11,100	@,L	USI Holdings Corp.	142,968
60,750		WR Berkley Corp.	2,167,560

			13,789,620

		Internet: 2.6%
3,301	@,L	Alloy, Inc.	16,967
12,189	@,L	aQuantive, Inc.	215,989
7,400	@,L	eCollege.com, Inc.	88,060
116,828	@	Harris Interactive, Inc.	568,952
65,600	@	Lionbridge Technologies	444,768
27,200	@@,L	Matsui Securities Co., Ltd.	290,358
64,718		Netbank, Inc.	603,172
4,300	@,L	Provide Commerce, Inc.	92,837
527	@@	Rakuten, Inc.	418,702
255,922	@,L	RealNetworks, Inc.	1,271,933
56,600	@,L	RSA Security, Inc.	649,768
2,700	@,@@,L	Sohu.com, Inc.	59,184
14,500	@	Trizetto Group	203,145
55,600	@,L	ValueClick, Inc.	685,548
18,200	@	VeriSign, Inc.	523,432
91,300	@,L	WebMD Corp.	937,651
214	@@	Yahoo Japan Corp.	447,027

			7,517,493

		Iron/ Steel: 0.2%
212,000	@@	Nippon Steel Corp.	490,413

			490,413

		Leisure Time: 0.8%
2,600	@@	Beneteau SA	201,771
25,700	L	Royal Caribbean Cruises Ltd.	1,242,851
9,300	@@	Sega Sammy Holdings, Inc.	568,467
4,600	@@	Trigano SA	399,995

			2,413,084

		Machinery — Construction and Mining: 0.2%
17,400	@	Terex Corp.	685,560

			685,560

		Machinery — Diversified: 3.1%
116,600	@,L	AGCO Corp.	2,229,392
99,400	@,L	Flowserve Corp.	3,007,844
12,775	@,L	Gardner Denver, Inc.	448,147
12,100	@@	Heidelberger Druckmaschinen	352,177
200	@@	Krones AG	24,222
56,100		Rockwell Automation, Inc.	2,732,631
13,000		Westinghouse Air Break Technologies Corp.	279,240

			9,073,653

		Media: 0.5%
25,400	@@	Astral Media, Inc.	654,286
100	@,@@	Modern Times Group AB	3,056
8,600	@	Salem Communications Corp.	170,624
26,800	@,L	Univision Communications, Inc.	738,340

			1,566,306

		Mining: 4.4%
54,500	@@,L	Agnico-Eagle Mines Ltd.	686,700
20,000	@@,L	Agnico-Eagle Mines Ltd.	250,327
31,100	@@	Cia de Minas Buenaventura SA ADR	714,989

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Mining (continued)
82,200	L	Freeport-McMoRan Copper & Gold, Inc.	$3,077,568
7,200	@@,L	Goldcorp, Inc.	114,572
2,600	@@,L	Goldcorp, Inc.	41,028
13,200	@	Golden Star Resources Ltd.	40,954
86,000	@@	Harmony Gold Mining Co. Ltd.	742,872
147,300	@,@@	High River Gold Mines Ltd.	162,357
278,200	@,@@	Kinross Gold Corp.	1,697,020
122,800		Newmont Mining Corp.	4,792,884
19,200	@@	Teck Cominco Ltd.	648,047

			12,969,318

		Miscellaneous Manufacturing: 1.7%
15,100		Dover Corp.	549,338
30,200		Harsco Corp.	1,647,410
5,500		Quixote Corp.	107,855
15,100		Roper Industries, Inc.	1,077,687
29,400		Teleflex, Inc.	1,745,478

			5,127,768

		Office/ Business Equipment: 0.1%
2,300	@@,L	Neopost SA	202,442

			202,442

		Oil and Gas: 8.4%
34,700	@,L	Comstock Resources, Inc.	877,563
14,400	@	Forest Oil Corp.	604,800
46,500	L	GlobalSantaFe Corp.	1,897,200
15,500		Helmerich & Payne, Inc.	727,260
5	@@	JKX Oil & Gas PLC	14
30,900	@,@@	Nabors Industries, Ltd.	1,873,158
19,800	@	Newfield Exploration Co.	789,822
73,000	@@	Nippon Oil Corp.	494,398
31,300	L	Noble Corp.	1,925,263
255,100	@,L	Parker Drilling Co.	1,788,251
20,500		Patterson-UTI Energy, Inc.	570,515
15,400	@,@@	Precision Drilling Corp.	607,173
14,600	@,@@	Precision Drilling Corp.	576,408
15,100		Premcor, Inc.	1,120,118
33,600	@	Pride Intl., Inc.	863,520
45,600	@,L	Rowan Cos., Inc.	1,354,776
63,300	@	Southwestern Energy Co.	2,973,834
14,000	L	Tesoro Petroleum Corp.	651,280
31,300	@	Transocean, Inc.	1,689,261
40,700		Valero Energy Corp.	3,219,777
100	@	Whiting Petroleum Corp	3,631

			24,608,022

		Oil and Gas Services: 5.1%
29,900	@,L	Cal Dive Intl., Inc.	1,565,863
26,300	@,L	Cooper Cameron Corp.	1,631,915
39,000	@,@@	Core Laboratories NV	1,045,980
26,700	@,L	FMC Technologies, Inc.	853,599
173,600	@	Global Industries Ltd.	1,475,600
13,500		Gulf Island Fabrication, Inc.	268,380
15,300		Halliburton Co.	731,646
52,635	@,L	National-Oilwell Varco, Inc.	2,502,268
26,300	@	Oceaneering Intl., Inc.	1,016,495
106,800	@@	Pason Systems, Inc.	1,857,315
16,100	L	Smith Intl., Inc.	1,025,570
34,000	@	Superior Energy Services	605,200
7,800	@,L	Weatherford Intl., Ltd.	452,244

			15,032,075

		Packaging and Containers: 0.0%
63		Silgan Holdings, Inc.	3,543

			3,543

		Pharmaceuticals: 3.0%
15,100	@,L	Bentley Pharmaceuticals Inc	165,345
70,545	@	Caremark Rx, Inc.	3,140,663
20,600	@,L	Connetics Corp.	363,384
9,200	@@	Dr. Reddy’s Laboratories Ltd. ADR	155,664
15,800	@	HealthExtras, Inc.	317,106
20	@	Hi-Tech Pharmacal Co., Inc.	637
23,363	@@	Merck KGaA	1,883,741
3,200	@	Neogen Corp.	45,760
16,400	L	Omnicare, Inc.	695,852
20,183	@@	Ranbaxy Laboratories Ltd. GDR	500,135
9,457	@@	Roche Holding AG	1,193,629
4,200	@@	Roche Holding AG ADR	265,881
7,400	@	VCA Antech, Inc.	179,450

			8,907,247

		Pipelines: 0.2%
51,900	@,L	Transmontaigne, Inc.	544,950

			544,950

		Real Estate Investment Trusts: 0.8%
2,200		CBL & Associates Properties, Inc.	94,754
28,800		Equity Office Properties Trust	953,280
7,400		Pan Pacific Retail Properties, Inc.	491,212
35,100		United Dominion Realty Trust, Inc.	844,155

			2,383,401

		Retail: 6.6%
300		Abercrombie & Fitch Co.	20,610
57,794	@,L	AC Moore Arts & Crafts, Inc.	1,826,868
5,600	@	Advance Auto Parts, Inc.	361,480
28,000		Best Buy Co., Inc.	1,919,399
14,140	@,L	Buffalo Wild Wings, Inc.	441,168
35,500	@	Carmax, Inc.	946,075
330,700	@@	Dixons Group PLC	927,417
4,700	@@	Don Quijote Co., Ltd.	255,718
8,400	@@	Edgars Consolidated Stores Ltd.	363,619
11,704	@	Ezcorp, Inc.	125,467
3,300	@,L	GameStop Corp.	107,943
31,800	@,L	GameStop Corp.	950,820
8,400	@,L	Guitar Center, Inc.	490,308
28,100	@,L	HOT Topic, Inc.	537,272
43,000	@@	JUMBO SA	442,622
47,500	@@	Komeri Co., Ltd.	1,278,507
69,558	@@	Massmart Holdings Ltd.	466,248
160,500	@,@@	Mitra Adiperkasa Tbk PT	18,254
8,700		MSC Industrial Direct Co.	293,625
14,850	@@	Nitori Co., Ltd.	1,063,562
31,900		Outback Steakhouse, Inc.	1,443,156
84,148	@@	Peacock Group PLC	384,397
28,300	L	PETsMART, Inc.	858,905
8,100	@@	Plant Co., Ltd.	101,959
7,000	@,L	Red Robin Gourmet Burgers, Inc.	433,860
2,800		Ross Stores, Inc.	80,948
260	@@	Shinsegae Co., Ltd.	81,645
86,275	@	Sonic Corp.	2,633,975
15,400	@@,L	Sugi Pharmacy Co., Ltd.	460,031
3,800	L	Tiffany & Co.	124,488
3,188		World Fuel Services Corp.	74,631

			19,514,977

		Savings and Loans: 0.1%
5,200		Golden West Financial Corp.	334,776

			334,776

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Semiconductors: 2.8%
22,300		Analog Devices, Inc.	$832,013
61,400	@,L	Credence Systems Corp.	555,670
24,514	@	IXYS Corp	347,609
146,800	@,L	LSI Logic Corp.	1,246,332
180,900	@,L	Nvidia Corp.	4,833,648
25,100	@,L	Skyworks Solutions, Inc.	184,987
9,500	@,L	Varian Semiconductor Equipment Associates, Inc.	351,500

			8,351,759

		Software: 2.6%
36,100	@	Activision, Inc.	596,372
10,000	L	Adobe Systems, Inc.	286,200
33,700	@,L	Allscripts Healthcare Solutions, Inc.	559,757
7,483	@,L	Cerner Corp.	508,620
36,200	@	Eclipsys Corp.	509,334
6,200	@	Electronic Arts, Inc.	350,982
81,300		IMS Health, Inc.	2,013,800
5,017	@	Intuit, Inc.	226,317
16	@@	iSOFT Group PLC	120
12,500	@	Mantech Intl. Corp.	388,000
9,500	@	NAVTEQ Corp.	353,210
29,918	@,L	Open Solutions, Inc.	607,635
28,891	L	Renaissance Learning, Inc.	586,487
2,400	@,L	Salesforce.com, Inc.	49,152
20,950	@,L	THQ, Inc.	613,207

			7,649,193

		Telecommunications: 3.6%
9,000	@@	America Movil SA de CV ADR	536,490
100,534	@	C-COR.net Corp.	688,658
58,600	@,L	Netgear, Inc.	1,089,960
61,643	@,L	NII Holdings, Inc.	3,941,453
6	@,@@	Option NV	207
35,200	@@	Philippine Long Distance Telephone ADR	1,022,560
46,600		Plantronics, Inc.	1,694,376
22	@	SafeNet, Inc.	749
144,300	@@	Tandberg ASA	1,535,274

			10,509,727

		Toys/ Games/ Hobbies: 0.0%
992	@,L	RC2 Corp.	37,269

			37,269

		Transportation: 0.9%
9,004		Alexander & Baldwin, Inc.	417,335
8,100		CH Robinson Worldwide, Inc.	471,420
1,400	@,@@,L	Golar LNG Ltd.	16,800
10	@@	Hanjin Shipping	248
41,930	@	HUB Group, Inc.	1,050,347
18,392	@	Landstar System, Inc.	553,967
900	@@	Sea Containers Ltd.	14,256

			2,524,373

		Total Common Stock (Cost $256,872,726)	284,918,089

PREFERRED STOCK: 0.1%
		Auto Manufacturers: 0.1%
500	@@	Porsche AG	374,657

		Total Preferred Stock (Cost $356,587)	374,657

		Total Long-Term Investments (Cost $257,229,313)	285,292,746

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 14.4%
	Securities Lending CollateralCC: 14.4%
$42,367,558	The Bank of New York Institutional Cash Reserves Fund	$42,367,558

	Total Short-Term Investments (Cost $42,367,558)	42,367,558

Total Investments In Securities (Cost $299,596,871)*	111.4%	$327,660,304
Other Assets and Liabilities-Net	(11.4)	(33,507,043)

Net Assets	100.0%	$294,153,261

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $299,628,247. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,400,541
Gross Unrealized Depreciation	(9,368,484)

Net Unrealized Appreciation	$28,032,057

See Accompanying Notes to Financial Statements

ING FMRSM EARNINGS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.9%
		Advertising: 0.7%
900		Omnicom Group, Inc.	$71,874

			71,874

		Aerospace/Defense: 1.3%
2,100		Boeing Co.	138,600

			138,600

		Agriculture: 0.9%
1,500		Monsanto Co.	94,305

			94,305

		Apparel: 0.3%
300		Nike, Inc.	25,980

			25,980

		Banks: 1.6%
2,300		Bank of America Corp.	104,903
700		State Street Corp.	33,775
600		Wachovia Corp.	29,760

			168,438

		Beverages: 3.5%
4,100		Coca-Cola Co.	171,175
3,700		PepsiCo, Inc.	199,541

			370,716

		Biotechnology: 2.0%
900	@	Amgen, Inc.	54,414
2,000	@	Genentech, Inc.	160,560

			214,974

		Chemicals: 0.4%
900		Praxair, Inc.	41,940

			41,940

		Commercial Services: 0.8%
600	@	Apollo Group, Inc.	46,932
1,300		Robert Half Intl., Inc.	32,461

			79,393

		Computers: 5.2%
700	@	Affiliated Computer Services, Inc.	35,770
2,500	@	Cadence Design Systems, Inc.	34,150
5,200	@	Dell, Inc.	205,452
7,500	@	EMC Corp.	102,825
1,400		International Business Machines Corp.	103,880
1,200		National Instruments Corp.	25,440
1,400	@	Network Appliance, Inc.	39,578

			547,095

		Cosmetics/Personal Care: 5.5%
1,700		Avon Products, Inc.	64,345
1,400		Colgate-Palmolive Co.	69,874
700		Estee Lauder Cos., Inc. — Class A	27,391
3,600		Gillette Co.	182,268
4,400		Procter & Gamble Co.	232,100

			575,978

		Diversified Financial Services: 2.8%
2,900		American Express Co.	154,367
300		Freddie Mac	19,569
300		Goldman Sachs Group, Inc.	30,606
800		JPMorgan Chase & Co.	28,256
1,300		SLM Corp.	66,040

			298,838

		Electrical Components and Equipment: 0.4%
400		American Power Conversion Corp.	9,436
1,200		Molex, Inc.	31,248

			40,684

		Electronics: 0.8%
200		Amphenol Corp.	8,034
1,000		Gentex Corp.	18,200
900	@	Thermo Electron Corp.	24,183
800	@	Waters Corp.	29,736

			80,153

		Food: 1.8%
500		Hershey Foods Corp.	31,050
1,000		J.M. Smucker Co.	46,940
800		Kellogg Co.	35,552
1,200		Sysco Corp.	43,428
500		Wm. Wrigley Jr. Co.	34,420

			191,390

		Healthcare — Products: 6.1%
1,700		Baxter Intl., Inc.	63,070
600		Beckman Coulter, Inc.	38,142
4,900		Johnson & Johnson	318,500
3,100		Medtronic, Inc.	160,549
1,300	@	St. Jude Medical, Inc.	56,693

			636,954

		Healthcare — Services: 2.5%
800		Quest Diagnostics, Inc.	42,616
4,200		UnitedHealth Group, Inc.	218,988

			261,604

See Accompanying Notes to Financial Statements

ING FMRSM EARNINGS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Household Products/Wares: 0.3%
600		Clorox Co.	$33,432

			33,432

		Insurance: 2.6%
700		AMBAC Financial Group, Inc.	48,832
3,800		American Intl. Group, Inc.	220,780

			269,612

		Internet: 3.8%
2,400	@	Amazon.com, Inc.	79,392
2,600	@	eBay, Inc.	85,826
400	@	Google, Inc.	117,660
800	@	McAfee, Inc.	20,944
2,900	@	Yahoo!, Inc.	100,485

			404,307

		Media: 1.5%
700	@	Comcast Corp.	21,490
700	@	EchoStar Communications Corp.	21,105
1,600	@	Univision Communications, Inc.	44,080
1,200		Walt Disney Co.	30,216
1,100	@	XM Satellite Radio Holdings, Inc.	37,026

			153,917

		Metal Fabricate/Hardware: 0.2%
300		Precision Castparts Corp.	23,370

			23,370

		Miscellaneous Manufacturing: 7.4%
1,900		3M Co.	137,370
600		Danaher Corp.	31,404
15,100		General Electric Co.	523,215
900		Honeywell Intl., Inc.	32,967
1,800	@@	Tyco Intl., Ltd.	52,560

			777,516

		Office Furnishings: 0.3%
1,100		Herman Miller, Inc.	33,924

			33,924

		Oil and Gas: 0.5%
900	@,@@	Nabors Industries, Ltd.	54,558

			54,558

		Oil and Gas Services: 2.7%
1,100		Baker Hughes, Inc.	56,276
1,100		BJ Services Co.	57,728
2,200		Schlumberger Ltd.	167,068

			281,072

		Pharmaceuticals: 7.9%
3,500		Abbott Laboratories	171,535
1,700		Eli Lilly & Co.	94,707
1,600		Merck & Co., Inc.	49,280
6,900		Pfizer, Inc.	190,302
7,600		Schering-Plough Corp.	144,856
4,100		Wyeth	182,450

			833,130

		Retail: 9.1%
900		Best Buy Co., Inc.	61,695
800		CVS Corp.	23,256
2,800		Home Depot, Inc.	108,920
1,100		J.C. Penney Co., Inc. Holding Co.	57,838
1,400	@	Kohl’s Corp.	78,274
700		Lowe’s Cos., Inc.	40,754
2,500		Staples, Inc.	53,300
2,300		Target Corp.	125,143
5,400		Wal-Mart Stores, Inc.	260,280
3,300		Walgreen Co.	151,767

			961,227

		Semiconductors: 9.1%
2,500	@	Altera Corp.	49,550
2,400		Analog Devices, Inc.	89,544
4,900		Applied Materials, Inc.	79,282
15,100		Intel Corp.	393,506
1,200		KLA-Tencor Corp.	52,440
1,400		Linear Technology Corp.	51,366
7,200		Texas Instruments, Inc.	202,104
1,700		Xilinx, Inc.	43,350

			961,142

		Software: 8.2%
1,000		Adobe Systems, Inc.	28,620
1,700		Automatic Data Processing, Inc.	71,349
7,300	@	BEA Systems, Inc.	64,094
700	@	Intuit, Inc.	31,577
20,800		Microsoft Corp.	516,672
11,100	@	Oracle Corp.	146,520

			858,832

		Telecommunications: 6.3%
14,200	@	Cisco Systems, Inc.	271,362
2,400	@	Juniper Networks, Inc.	60,432
1,600	@	Nextel Communications, Inc.	51,696
4,000		QUALCOMM, Inc.	132,040
2,200		SBC Communications, Inc.	52,250
2,900		Verizon Communications, Inc.	100,195

			667,975

		Textiles: 0.2%
500		Cintas Corp.	19,300

			19,300

		Transportation: 1.2%
200		CH Robinson Worldwide, Inc.	11,640
1,700		United Parcel Service, Inc.	117,572

			129,212

		Total Common Stock (Cost $10,072,805)	10,301,442

Total Investments In Securities (Cost $10,072,805)*	97.9%	$10,301,442
Other Assets and Liabilities-Net	2.1	224,412

Net Assets	100.0%	$10,525,854

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $10,073,455. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$405,496
Gross Unrealized Depreciation	(177,509)

Net Unrealized Appreciation	$227,987

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.3%
		Chemicals: 4.9%
5,773,000	@@	Taiwan Fertilizer Co., Ltd.	$7,619,981
67,640	@@	Umicore	5,414,835

			13,034,816

		Electric: 2.0%
176,100	@,@@	Unified Energy System ADR	5,309,415

			5,309,415

		Energy — Alternate Sources: 0.8%
1,347,050	@,@@,I	ITM Power PLC	2,228,021

			2,228,021

		Mining: 15.7%
1,518,300	@@	Alumina Ltd.	6,419,158
604,200	@@	BHP Billiton Ltd.	8,262,195
719,700	@@	Iluka Resources Ltd.	4,114,399
169,280	@@	Inco Ltd.	6,378,406
362,751	@@	Jubilee Mines NL	1,962,598
129,921	@@	MMC Norilsk Nickel ADR	7,925,181
2,866,820	@,@@	Zinifex Ltd.	6,593,107

			41,655,044

		Oil and Gas: 62.1%
970,900	@@	BG Group PLC	7,974,446
133,750	@@	Canadian Natural Resources Ltd.	4,848,547
178,140		ChevronTexaco Corp.	9,961,589
31,480,000	@@	CNOOC Ltd.	18,651,040
166,000		ConocoPhillips	9,543,340
133,500	@@	EnCana Corp.	5,267,844
100,558	@	Energy Partners Ltd.	2,635,625
529,490		Exxon Mobil Corp.	30,429,790
227,000	@@	LUKOIL ADR	8,327,993
240,375	@,@@	Neste Oil Oyj	6,227,611
174,900	@@	OAO Gazprom ADR	6,279,360
289,900	@@	Petroleo Brasileiro SA	14,927,732
122,870	@@	S-Oil Corp.	9,794,383
9,396,000	@@,I	Sinopec Zhenhai Refining & Chemical Co., Ltd.	8,834,537
92,130	@@	Talisman Energy, Inc.	3,452,618
75,610	@	Transocean, Inc.	4,080,672
73,740		Valero Energy Corp.	5,833,571
239,443		XTO Energy, Inc.	8,138,668

			165,209,366

		Oil and Gas Services: 8.8%
160,100		Halliburton Co.	7,655,982
110,280	@	National-Oilwell, Inc.	5,242,711
380,280	@	Veritas DGC, Inc.	10,548,967

			23,447,660

		Transportation: 2.0%
135,400	@@	Frontline Ltd.	5,448,496

			5,448,496

		Total Common Stock (Cost $241,804,281)	256,332,818

PREFERRED STOCK: 1.5%
		Iron/Steel: 1.5%
231,900	@@	Usinas Siderurgicas de Minas Gerais SA	3,985,336

		Total Preferred Stock (Cost $4,095,475)	3,985,336

Total Investments In Securities (Cost $245,899,756)*	97.8%	$260,318,154
Other Assets and Liabilities-Net	2.2	5,937,944

Net Assets	100.0%	$266,256,098

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
I	Illiquid security
*	Cost for federal income tax purposes is $246,570,583. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,728,786
Gross Unrealized Depreciation	(2,981,215)

Net Unrealized Appreciation	$13,747,571

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.4%
		Advertising: 2.6%
38,560	@	Lamar Advertising Co.	$1,649,211

			1,649,211

		Commercial Services: 4.2%
88,485	@	Iron Mountain, Inc.	2,744,805

			2,744,805

		Computers: 8.1%
85,970	@	Dell, Inc.	3,396,675
132,890	@	EMC Corp.	1,821,922

			5,218,597

		Electronics: 4.4%
9,960	@	Cogent, Inc.	284,358
76,300	@	Dolby Laboratories, Inc.	1,683,178
29,800	@	FLIR Systems, Inc.	889,232

			2,856,768

		Internet: 5.8%
95,910	@	Avocent Corp.	2,507,087
2,140	@	Google, Inc.	629,481
17,840	@	Yahoo!, Inc.	618,156

			3,754,724

		Media: 18.2%
30,311	@	Cablevision Systems Corp.	976,014
49,090	@	Citadel Broadcasting Corp.	562,081
28,400		Clear Channel Communications, Inc.	878,412
29,660		E.W. Scripps Co.	1,447,408
123,770	@	Time Warner, Inc.	2,068,197
78,550	@	Univision Communications, Inc.	2,164,053
74,500		Viacom, Inc.	2,385,489
62,260		Westwood One, Inc.	1,271,972

			11,753,626

		Pharmaceuticals: 0.4%
18,650	@	Conor Medsystems, Inc.	286,278

			286,278

		Semiconductors: 13.5%
37,500		KLA-Tencor Corp.	1,638,750
74,020		Linear Technology Corp.	2,715,794
26,010	@,@@	Marvell Technology Group Ltd.	989,420
100,760	@	Tessera Technologies, Inc.	3,366,392

			8,710,356

		Software: 19.9%
23,490	@,@@	Cognos, Inc.	801,949
31,700	@	Electronic Arts, Inc.	1,794,537
48,730		First Data Corp.	1,956,022
16,580	@	Mercury Interactive Corp.	636,009
146,380		Microsoft Corp.	3,636,079
46,080	@	NAVTEQ Corp.	1,713,254
112,080	@	Salesforce.com, Inc.	2,295,398

			12,833,248

		Telecommunications: 19.3%
71,390	@	American Tower Corp.	1,500,618
153,090	@	Cisco Systems, Inc.	2,925,550
75,610	@	Crown Castle Intl. Corp.	1,536,395
31,490	@	Juniper Networks, Inc.	792,918
13,590	@	NeuStar, Inc.	347,904
139,870		QUALCOMM, Inc.	4,617,109
28,560		Sprint Corp.	716,570

			12,437,064

		Total Common Stock (Cost $59,541,238)	62,244,677

Total Investments In Securities (Cost $59,541,238)*	96.4%	$62,244,677
Other Assets and Liabilities-Net	3.6	2,318,075

Net Assets	100.0%	$64,562,752

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $60,753,695. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,516,573
Gross Unrealized Depreciation	(3,025,591)

Net Unrealized Appreciation	$1,490,982

See Accompanying Notes to Financial Statements

ING INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.2%
		Australia: 1.4%
303,300		Santos Ltd.	$2,605,706

			2,605,706

		Belgium: 2.9%
21,700		Barco NV	1,546,954
24,700		Belgacom SA	842,166
109,600		Fortis	3,034,608

			5,423,728

		Brazil: 1.2%
137,600	L	Tele Norte Leste Participacoes SA ADR	2,291,040

			2,291,040

		Canada: 2.4%
55,200		EnCana Corp.	2,178,165
154,300		Placer Dome, Inc.	2,362,121

			4,540,286

		China: 1.1%
1,716,000		Aluminum Corp. of China Ltd.	945,433
51,200	@,L	Sohu.com, Inc.	1,122,305

			2,067,738

		Denmark: 2.7%
50,400		H Lundbeck A/S	1,268,339
87,400		TDC A/S	3,743,291

			5,011,630

		Finland: 0.7%
70,730		UPM-Kymmene Oyj	1,354,289

			1,354,289

		France: 6.6%
22,700		Societe Generale	2,302,803
143,600		Societe Generale ADR	2,925,893
73,178		Suez SA	1,978,830
14,300		Total SA	3,347,521
13,900	L	Total SA ADR	1,624,215

			12,179,262

		Germany: 4.4%
11,400	@	Conergy AG	1,104,112
20,797		RWE AG	1,336,544
36,700		Schering AG	2,261,142
26,134		Siemens AG	1,901,539
18,400		Solarworld AG	1,622,803

			8,226,140

		Greece: 0.9%
63,780		Alpha Bank AE	1,697,453

			1,697,453

		Hong Kong: 5.1%
109,000	L	China Mobile Hong Kong Ltd. ADR	2,026,310
633,000		Hang Lung Properties Ltd.	927,944
391,000		Henderson Land Development	1,862,406
564,000		Hong Kong Exchanges and Clearing Ltd.	1,454,334
442,500		HongKong Electric Holdings	2,017,112
1,062,000	L	Sino Land Co.	1,127,348

			9,415,454

		Ireland: 1.2%
126,400		Irish Life & Permanent PLC	2,211,589

			2,211,589

		Japan: 25.0%
212,000		Amano Corp.	2,521,053
66,400		Aruze Corp.	1,401,038
105,400	L	Chubu Electric Power Co., Inc.	2,528,082
1,112	L	eAccess Ltd.	743,407
293,000		Hino Motors Ltd.	1,696,235
304		Japan Retail Fund Investment Corp.	2,610,332
158,000	L	Koyo Seiko Co., Ltd.	2,113,050
26,500		Kyocera Corp.	2,021,858
305		Mitsubishi Tokyo Financial Group, Inc.	2,573,353
213,300		Nomura Holdings, Inc.	2,536,424
40,000		Promise Co., Ltd.	2,555,971
1,009,000	@	Resona Holdings, Inc.	1,868,975
197,000		Sekisui House Ltd.	1,981,679
60,000		Sharp Corp.	934,452
221,000		Sumitomo Trust & Banking Co., Ltd.	1,338,612
40,150		T&D Holdings, Inc.	1,881,662
102,200		Takeda Pharmaceutical Co., Ltd.	5,058,126
82,000		Tokushima Bank Ltd.	692,019
139,000		Tokuyama Corp.	985,832
102,800		Tokyo Electric Power Co., Inc.	2,450,846
115,000		Toto Ltd.	907,288
93,000		Toyota Motor Corp.	3,321,773
24,200	L	Toyota Motor Corp. ADR	1,730,058

			46,452,125

		Luxembourg: 0.6%
58,353		Arcelor	1,138,864

			1,138,864

See Accompanying Notes to Financial Statements

ING INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Malaysia: 2.1%
1,404,100		Tenaga Nasional Bhd	$3,879,750

			3,879,750

		Netherlands: 5.8%
194,372	@,L	BE Semiconductor Industries NV	960,954
33,224		European Aeronautic Defense and Space Co.	1,054,575
117,108		Heineken NV	3,614,326
36,249	L	Royal Dutch Petroleum Co.	2,352,560
43,200		Unilever NV	2,798,975

			10,781,390

		New Zealand: 1.8%
1,460,400		Fisher & Paykel Healthcare Corp.	3,304,435

			3,304,435

		Peru: 0.9%
41,900	L	Southern Peru Copper Corp.	1,794,996

			1,794,996

		South Korea: 1.9%
22,280		Kookmin Bank	1,006,501
9,130	@	NHN Corp	935,911
19,790		S-Oil Corp.	1,577,528

			3,519,940

		Spain: 1.7%
62,869		Banco Bilbao Vizcaya Argentaria SA	966,367
132,392	L	Telefonica SA	2,160,686

			3,127,053

		Sweden: 1.1%
175,238		Swedish Match AB	1,988,398

			1,988,398

		Switzerland: 8.2%
8,027	@	Barry Callebaut AG	2,037,014
22,210		Nestle SA	5,675,600
62,865		Novartis AG	2,985,552
33,100		Novartis AG ADR	1,570,264
62,100	L	STMicroelectronics NV	990,107
24,418		UBS AG	1,904,103

			15,162,640

		United Kingdom: 18.5%
33,298		AstraZeneca PLC	1,373,374
544,500		BP PLC	5,665,007
196,300		Cadbury Schweppes PLC	1,868,864
281,283		Capita Group PLC	1,850,226
210,500		GlaxoSmithKline PLC	5,088,548
91,335		HBOS PLC	1,404,829
158,510		Imperial Tobacco Group PLC	4,261,390
2,086,580		Legal & General Group PLC	4,285,112
291,544		Reed Elsevier PLC	2,785,750
173,200	@	Sportingbet PLC	1,018,283
1,930,773		Vodafone Group PLC	4,696,175

			34,297,558

		Total Common Stock (Cost $168,902,606)	182,471,464

PREFERRED STOCK: 1.6%
		Germany: 1.6%
32,500		Henkel KGaA	2,902,074

		Total Preferred Stock (Cost $3,026,863)	2,902,074

		Total Long-Term Investments (Cost $171,929,469)	185,373,538

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 8.8%
	Repurchase Agreement: 0.2%
$456,000	Goldman Sachs Repurchase Agreement dated 06/30/05 3.340%, due 07/01/05, $456,042 to be received upon repurchase (Collateralized by $475,000 Federal Home Loan Bank Optional Redemption Bond, 2.360%, Market Value plus accrued interest $469,694, due 06/05/06)	$456,000

	Total Repurchase Agreement (Cost $456,000)	456,000

	Securities Lending CollateralCC: 8.6%
16,014,857	The Bank of New York Institutional Cash Reserves Fund	16,014,857

	Total Securities Lending Collateral (Cost $16,014,857)	16,014,857

	Total Short-Term Investments (Cost $16,470,857)	16,470,857

Total Investments In Securities (Cost $188,400,326)*	108.6%	$201,844,395
Other Assets and Liabilities-Net	(8.6)	(16,048,988)

Net Assets	100.0%	$185,795,407

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/ Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $189,506,084. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,011,211
Gross Unrealized Depreciation	(7,672,900)

Net Unrealized Appreciation	$12,338,311

See Accompanying Notes to Financial Statements

ING INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Aerospace/Defense	0.6%
Agriculture	3.3
Auto Manufacturers	3.6
Auto Parts and Equipment	1.1
Banks	11.6
Beverages	1.9
Chemicals	0.5
Commercial Services	1.0
Diversified Financial Services	4.7
Electric	6.5
Electrical Components and Equipment	1.1
Electronics	1.9
Energy — Alternate Sources	0.9
Entertainment	0.5
Food	6.6
Forest Products and Paper	0.7
Healthcare — Products	1.8
Home Builders	1.1
Household Products/Wares	1.6
Housewares	0.5
Insurance	3.3
Internet	1.5
Iron/Steel	0.6
Leisure Time	0.8
Media	1.5
Mining	2.7
Miscellaneous Manufacturing	2.4
Oil and Gas	10.4
Pharmaceuticals	10.5
Real Estate	2.1
Real Estate Investment Trusts	1.4
Semiconductors	1.1
Telecommunications	8.4
Water	1.1
Repurchase Agreement	0.2
Securities Lending	8.6
Other Assets and Liabilities, Net	(8.1)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.3%
		Advertising: 2.5%
134,145	@	Interpublic Group of Cos., Inc.	$1,633,886

			1,633,886

		Auto Manufacturers: 2.0%
138,515	@,@@	Tata Motors Ltd. ADR	1,340,825

			1,340,825

		Auto Parts and Equipment: 1.2%
21,450		Lear Corp.	780,351

			780,351

		Banks: 1.7%
24,575	@@	ICICI Bank Ltd. ADR	536,964
67	@@	Mitsubishi Tokyo Financial Group, Inc.	565,294

			1,102,258

		Biotechnology: 0.6%
10,395	@	Celgene Corp.	423,804

			423,804

		Building Materials: 3.6%
34,748	@@	Cemex SA de CV ADR	1,474,010
610,620	@@	Gujarat Ambuja Cements Ltd. GDR	885,399

			2,359,409

		Chemicals: 4.0%
90,821	@@,#,I	Reliance Industries Ltd. GDR	2,645,616

			2,645,616

		Commercial Services: 0.4%
5,370		Moody’s Corp.	241,435

			241,435

		Computers: 6.8%
30,585	@	Apple Computer, Inc.	1,125,834
8,305	@	Cadence Design Systems, Inc.	113,446
166,065	@	Ceridian Corp.	3,234,946

			4,474,226

		Diversified Financial Services: 7.1%
173,430	@	E*TRADE Financial Corp.	2,426,285
62,608		J.P. Morgan Chase Securities, Inc.	2,211,315

			4,637,600

		Electric: 2.9%
152,395	@	Reliant Resources, Inc.	1,886,650

			1,886,650

		Entertainment: 3.1%
443,065	@@,S	EMI Group PLC	2,010,817

			2,010,817

		Food: 1.4%
53,030	@@,S	Cadbury Schweppes PLC	504,869
10,645	@	Dean Foods Co.	375,130
2,129	@	TreeHouse Foods Inc	60,698

			940,697

		Forest Products and Paper: 1.4%
74,559	@@,#,I	Ballarpur Industries Ltd. GDR	923,414

			923,414

		Home Builders: 0.8%
15,815		Thor Industries, Inc.	497,065

			497,065

		Household Products/Wares: 3.3%
72,924	@@,S	Reckitt Benckiser PLC	2,143,041

			2,143,041

		Insurance: 6.7%
610	@	Berkshire Hathaway, Inc.	1,697,934
27,325	@	CNA Financial Corp.	776,577
8,730		Loews Corp.	676,575
21,170		MBIA, Inc.	1,255,593

			4,406,679

		Internet: 0.9%
24,310	@	IAC/InterActiveCorp.	584,656

			584,656

		Lodging: 1.8%
17,910		Station Casinos, Inc.	1,189,224

			1,189,224

		Machinery — Construction and Mining: 0.5%
8,225	@	Terex Corp.	324,065

			324,065

		Media: 15.8%
167,880	@@,S	British Sky Broadcasting PLC	1,579,859
100,160	@	EchoStar Communications Corp.	3,019,825
460	@@	Grupo Televisa SA ADR	28,561
40,541	@	Liberty Global, Inc.	1,892,048
89,506	@	Liberty Media Corp.	912,066
73,045	@	Playboy Enterprises, Inc.	945,202

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
13,783	@,@@	SBS Broadcasting SA	$649,593
75,905		Sinclair Broadcast Group, Inc.	689,217
23,025		Walt Disney Co.	579,770

			10,296,141

		Mining: 1.2%
27,020	@@	Cia Vale do Rio Doce ADR	791,146

			791,146

		Miscellaneous Manufacturing: 4.2%
66,067	@@,S	Smiths Group PLC	1,084,590
56,775	@@	Tyco Intl., Ltd.	1,657,830

			2,742,420

		Oil and Gas: 12.6%
7,030		Anadarko Petroleum Corp.	577,515
32,255	@@,S	BP PLC ADR	2,012,067
32,895		Chesapeake Energy Corp.	750,006
44,334	@	Cimarex Energy Co.	1,725,036
20,700	@@,S	SK Corp.	1,088,770
43,425	@@	Suncor Energy, Inc.	2,054,871

			8,208,265

		Packaging and Containers: 1.0%
25,115	@	Owens-Illinois, Inc.	629,131

			629,131

		Pipelines: 1.2%
16,907	@	Kinder Morgan Management LLC	777,722

			777,722

		Real Estate Investment Trusts: 0.8%
6,540		Vornado Realty Trust	525,816

			525,816

		Retail: 3.0%
58,862		Fred’s, Inc.	975,932
18,390		J.C. Penney Co., Inc. Holding Co.	966,946

			1,942,878

		Semiconductors: 3.0%
113,775	@	Advanced Micro Devices, Inc.	1,972,859

			1,972,859

		Software: 1.8%
42,925		Computer Associates Intl., Inc.	1,179,579

			1,179,579

		Total Common Stock (Cost $50,988,576)	63,611,675

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.0%
		Federal National Mortgage Association: 2.0%
$1,300,000		2.650%, due 07/01/05	$1,299,904

		Total U.S. Government Agency Obligations (Cost $1,300,000)	1,299,904

CORPORATE BONDS/NOTES: 0.0%
		Retail: 0.0%
25,000	I	Ames Department Stores, Inc., 0.000%, due 04/15/06	$—

		Total Corporate Bonds/Notes (Cost $11,111)	—

Total Investments In Securities (Cost $52,299,687)*	99.3%	$64,911,579
Other Assets and Liabilities-Net	0.7	488,254

Net Assets	100.0%	$65,399,833

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/ Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees securities in accordance with the Fund’s valuation procedures.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
*	Cost for federal income tax purposes is $52,299,832. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,609,593
Gross Unrealized Depreciation	(997,846)

Net Unrealized Appreciation	$12,611,747

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pound Sterling
GBP 375,000	Buy	08/19/05	712,357	$670,979	$(41,378)

					$(41,378)

			USD
British Pound Sterling
GBP 376,380	Sell	07/15/05	376,380	358,280	$18,100
British Pound Sterling
GBP 375,000	Sell	08/19/05	704,250	670,979	33,271
South Korean Won
KRW 500,000,000	Sell	11/14/05	499,426	484,036	15,390
South Korean Won
KRW 245,000,000	Sell	11/14/05	244,024	237,177	6,847
South Korean Won
KRW 245,000,000	Sell	11/30/05	239,163	232,369	6,794
British Pound Sterling
GBP 4,600,000	Sell	08/19/05	8,397,760	8,214,247	183,513
South Korean Won
KRW 85,000,000	Sell	11/30/05	84,492	82,297	2,195

					$266,110

See Accompanying Notes to Financial Statements

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of December 31, 2004
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.1%
		Aerospace/Defense: 1.1%
99,800	@@,L	Empresa Brasileira de Aeronautica SA ADR	$3,300,386

			3,300,386

		Auto Manufacturers: 0.8%
71,500	@,L	Navistar Intl. Corp.	2,288,000

			2,288,000

		Banks: 3.4%
80,700		Fifth Third Bancorp	3,325,647
220,600		The Bank of New York Co., Inc.	6,348,868

			9,674,515

		Biotechnology: 1.3%
140,000	@	MedImmune, Inc.	3,740,800

			3,740,800

		Chemicals: 4.1%
145,800		E.I. du Pont de Nemours & Co.	6,270,858
85,300	@,L	Huntsman Corp.	1,729,031
52,600	L	Lyondell Chemical Co.	1,389,692
93,400	L	Olin Corp.	1,703,616
112,800	@	Terra Industries, Inc.	768,168

			11,861,365

		Commercial Services: 5.1%
49,200	@,L	Alliance Data Systems Corp.	1,995,552
101,800	@	Education Management Corp.	3,433,714
67,700	@	Hewitt Associates, Inc.	1,794,727
32,700	@,L	ITT Educational Services, Inc.	1,746,834
143,600		Manpower, Inc.	5,712,408

			14,683,235

		Computers: 1.2%
172,600	@,L	Manhattan Associates, Inc.	3,315,646

			3,315,646

		Diversified Financial Services: 7.9%
484,600	L	Charles Schwab Corp.	5,466,288
71,100	L	Eaton Vance Corp.	1,700,001
186,000		Janus Capital Group, Inc.	2,797,440
89,272		JPMorgan Chase & Co.	3,153,087
202,000	@,@@,L	Lazard Ltd.	4,696,500
133,900	L	Nuveen Investments, Inc.	5,037,318

			22,850,634

		Electric: 0.6%
498,900	@,L	Aquila, Inc.	1,801,029

			1,801,029

		Electronics: 1.9%
113,300	@	Agilent Technologies, Inc.	2,608,166
301,100		Symbol Technologies, Inc.	2,971,857

			5,580,023

		Entertainment: 1.1%
110,400		GTECH Holdings Corp.	3,228,096

			3,228,096

		Food: 3.9%
403,300	@,L	Kroger Co.	7,674,799
113,000	@,L	Performance Food Group Co.	3,413,730

			11,088,529

		Forest Products and Paper: 2.0%
209,900	L	MeadWestvaco Corp.	5,885,596

			5,885,596

		Gas: 1.0%
72,700		Sempra Energy	3,003,237

			3,003,237

		Healthcare — Services: 2.6%
86,700	@	Community Health Systems, Inc.	3,276,393
353,600	@,L	Tenet Healthcare Corp.	4,328,064

			7,604,457

		Household Products/Wares: 0.5%
24,200		Kimberly-Clark Corp.	1,514,678

			1,514,678

		Insurance: 8.9%
105,000		American Intl. Group, Inc.	6,100,500
178,800	@@	Axis Capital Holdings Ltd.	5,060,040
28,300		CIGNA Corp.	3,028,949
450,200	L	UnumProvident Corp.	8,247,664
41,800	@@,L	XL Capital Ltd.	3,110,756

			25,547,909

		Internet: 3.5%
297,500	@,L	IAC/InterActiveCorp.	7,154,875
437,100	@,L	TIBCO Software, Inc.	2,858,634

			10,013,509

		Media: 9.8%
209,500	@,L	DIRECTV Group, Inc.	3,247,250
830,700	@	Gemstar-TV Guide International, Inc.	2,982,213

See Accompanying Notes to Financial Statements

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
283,900	@@,L	Pearson PLC ADR	$3,372,732
309,300	@,L	Radio One, Inc.	3,949,761
213,027		Viacom, Inc.	6,821,125
125,100	@@	VNU NV	3,483,543
218,700	L	Westwood One, Inc.	4,468,041

			28,324,665

		Mining: 2.4%
105,500		Alcoa, Inc.	2,756,715
470,000	@@,L	Harmony Gold Mining Co. Ltd. ADR	4,023,200

			6,779,915

		Miscellaneous Manufacturing: 0.5%
43,000		Dover Corp.	1,564,340

			1,564,340

		Oil and Gas: 2.9%
105,400	L	Rowan Cos., Inc.	3,131,434
67,300	@,L	Spinnaker Exploration Co.	2,388,477
106,500	@	TODCO	2,733,855

			8,253,766

		Oil and Gas Services: 6.1%
45,600	L	BJ Services Co.	2,393,088
49,900	@,L	Cooper Cameron Corp.	3,096,295
69,400	@,L	National Oilwell Varco, Inc.	3,299,276
78,700		Schlumberger Ltd.	5,976,478
49,400	@,L	Weatherford Intl. Ltd.	2,864,212

			17,629,349

		Pharmaceuticals: 9.4%
211,700	@,L	Andrx Corp.	4,299,627
82,500		Eli Lilly & Co.	4,596,075
65,000	@@,L	GlaxoSmithKline PLC ADR	3,153,150
38,600	@	Medco Health Solutions, Inc.	2,059,696
100,100		Merck & Co., Inc.	3,083,080
199,100		Pfizer, Inc.	5,491,177
145,800	@	Watson Pharmaceuticals, Inc.	4,309,848

			26,992,653

		Semiconductors: 1.9%
252,700	@	MEMC Electronic Materials, Inc.	3,985,079
150,400	@,L	Micron Technology, Inc.	1,535,584

			5,520,663

		Software: 5.8%
387,400	@	BEA Systems, Inc.	3,401,372
110,200	@,@@,L	Business Objects SA ADR	2,898,260
105,200		Computer Associates Intl., Inc.	2,890,896
302,900		Microsoft Corp.	7,524,036

			16,714,564

		Telecommunications: 4.6%
351,200	L	Citizens Communications Co.	4,720,128
261,900	@,L	IDT Corp.	3,446,604
299,400	@@,L	Nokia Oyj ADR	4,982,016

			13,148,748

		Transportation: 1.8%
123,400		CSX Corp.	5,264,244

			5,264,244

		Total Common Stock (Cost $268,432,901)	277,174,551

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 28.8%
	Commercial Paper: 4.1%
$11,713,000	Citi Financial, 3.350%, due 07/01/05	$11,713,000

	Total Commercial Paper (Cost $11,713,000)	11,713,000

	Securities Lending CollateralCC: 24.7%
71,382,735	The Bank of New York Institutional Cash Reserves Fund	71,382,735

	Total Securities Lending Collateral (Cost $71,382,735)	71,382,735

	Total Short-Term Investments (Cost $83,095,735)	83,095,735

Total Investments In Securities (Cost $351,528,636)*	124.9%	$360,270,286
Other Assets and Liabilities-Net	(24.9)	(71,915,150)

Net Assets	100.0%	$288,355,136

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/ Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $351,852,776. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,766,052
Gross Unrealized Depreciation	(12,348,542)

Net Unrealized Appreciation	$8,417,510

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 91.7%
		Brazil: 12.4%
82,500		Cia de Bebidas das Americas ADR	$2,549,250
17,780		Cia de Bebidas das Americas ADR	452,679
234,400		Cia Vale do Rio Doce ADR	5,953,759
98,700		Empresa Brasileira de Aeronautica SA ADR	3,264,009
23,100	L	Gol Linhas Aereas Inteligentes SA ADR	694,386
217,700		Petroleo Brasileiro SA ADR	10,022,908
96,300		Uniao de Bancos Brasileiros SA	736,064
49,500		Uniao de Bancos Brasileiros SA GDR	1,911,690

			25,584,745

		Chile: 1.2%
73,300		Banco Santander Chile SA ADR	2,367,590

			2,367,590

		China: 0.9%
1,040,000	L	Anhui Conch Cement Co., Ltd.	966,664
808,000	L	Tsingtao Brewery Co., Ltd.	866,594

			1,833,258

		Egypt: 2.5%
50,474		Orascom Telecom Holding SAE	5,118,852

			5,118,852

		Hong Kong: 4.8%
817,000		China Mobile Hong Kong Ltd.	3,026,551
464,000		Esprit Holdings Ltd.	3,344,922
1,029,000		GOME Electrical Appliances Holdings Ltd.	886,921
828,500	L	Yue Yuen Industrial Holdings	2,527,795

			9,786,189

		Hungary: 1.8%
10,276	L	Gedeon Richter Rt. GDR	1,531,124
32,317		OTP Bank Rt. GDR	2,192,650

			3,723,774

		India: 8.2%
156,300	L	HDFC Bank Ltd. ADR	7,269,514
38,400	L	Infosys Technologies Ltd. ADR	2,974,848
78,245	L	Ranbaxy Laboratories Ltd. GDR	1,938,911
159,265	#,L	Reliance Industries Ltd. GDR	4,639,389
11,635	@,I	Ultratech Cemco	—

			16,822,662

		Indonesia: 2.7%
4,929,000		Bank Rakyat Indonesia	1,460,453
92,500	L	Telekomunikasi Indonesia Tbk PT ADR	1,928,625
5,223,500		Unilever Indonesia Tbk PT	2,175,918

			5,564,996

		Israel: 0.8%
498,811		Bank Hapoalim Ltd.	1,566,136

			1,566,136

		Luxembourg: 1.5%
39,100	L	Tenaris SA ADR	3,060,357

			3,060,357

		Malaysia: 2.1%
252,300		British American Tobacco Malaysia Bhd	2,771,980
590,400		Maxis Communications Bhd	1,505,305

			4,277,285

		Mexico: 6.7%
328,200		Alfa SA de CV	1,861,050
117,600	L	America Movil SA de CV ADR	7,010,137
1,218,000		Wal-Mart de Mexico SA de CV	4,941,869

			13,813,056

		Morocco: 0.5%
116,766		Maroc Telecom	1,078,597

			1,078,597

		Poland: 0.7%
32,479	L	Bank Pekao SA GDR	1,380,408

			1,380,408

		Russia: 4.0%
49,900	L	Mobile Telesystems OJSC ADR	1,679,135
67,103	L	OAO Gazprom ADR	2,409,170
2,755		Sberbank RF	1,818,300
69,700	@,L	Vimpel-Communications ADR	2,371,891

			8,278,496

		South Africa: 8.4%
1,103,973		African Bank Investments Ltd.	3,082,739
4,914		FirstRand Ltd.	10,194
39,510		Impala Platinum Holdings Ltd.	3,522,349
102,273	@	Imperial Holdings Ltd.	1,563,469
7,994	@	Lereko Mobility Proprietary Ltd.	39,792
269,494		Massmart Holdings Ltd.	1,806,421
798,190		RMB Holdings Ltd.	2,655,771
1,998,968		Steinhoff Intl. Holdings Ltd.	4,595,018

			17,275,753

		South Korea: 21.0%
46,490		Hyundai Mobis	3,109,797
61,850		Hyundai Motor Co.	3,410,432
112,716		Kookmin Bank	5,091,953
278,282	#,L	KT&G Corp. GDR	5,490,504

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		South Korea (continued)
18,887		POSCO	$3,292,440
27,910		Samsung Electronics Co., Ltd.	13,230,837
18,441		Shinsegae Co., Ltd.	5,790,823
175,800	L	SK Telecom Co. Ltd. ADR	3,586,320

			43,003,106

		Taiwan: 8.4%
2,578,559		Chinatrust Financial Holding Co.	2,807,405
1,267,000		Chunghwa Telecom Co., Ltd.	2,588,463
978,000		HON HAI Precision Industry Co., Ltd.	5,078,822
529,000		President Chain Store Corp.	1,044,025
1,065,000		Synnex Technology Intl. Corp.	1,549,247
461,159	L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,205,768

			17,273,730

		Turkey: 2.3%
356,784		Akbank TAS	2,025,857
119,497		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,726,898

			4,752,755

		United Kingdom: 0.8%
66,542		Anglo American PLC	1,556,723

			1,556,723

		Total Common Stock (Cost $170,599,485)	188,118,468

PREFERRED STOCK: 3.3%
		Brazil: 3.3%
28,050		Banco Itau Holding Financeira SA	5,158,040
70,500		Perdigao SA	1,627,038

		Total Preferred Stock (Cost $6,240,808)	6,785,078

		Total Long-Term Investments (Cost $176,840,293)	194,903,546

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 13.0%
	Securities Lending CollateralCC: 13.0%
$26,553,737	The Bank of New York Institutional Cash Reserves Fund	$26,553,737

	Total Short-Term Investments (Cost $26,553,737)	26,553,737

Total Investments In Securities (Cost $203,394,030)*	108.0%	$221,457,283
Other Assets and Liabilities-Net	(8.0)	(16,327,821)

Net Assets	100.0%	$205,129,462

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/ Trustees.
*	Cost for federal income tax purposes is $203,738,058. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,555,464
Gross Unrealized Depreciation	(836,239)

Net Unrealized Appreciation	$17,719,225

Percentage of
Industry	Net Assets

Aerospace/ Defense	1.6%
Agriculture	4.0
Airlines	0.4
Apparel	1.2
Auto Manufacturers	1.7
Auto Parts and Equipment	1.5
Banks	17.4
Beverages	3.2
Building Materials	0.5
Chemicals	2.3
Computers	0.8
Distribution/ Wholesale	1.3
Diversified Financial Services	2.8
Electrical Components and Equipment	6.5
Electronics	2.5
Food	0.8
Holding Companies — Diversified	2.1
Home Furnishings	2.2
Household Products/ Wares	1.1
Investment Companies	0.0
Iron/ Steel	3.1
Mining	5.4
Oil and Gas	6.1
Pharmaceuticals	1.7
Retail	6.6
Semiconductors	2.1
Software	1.5
Telecommunications	14.5
Securities Lending Collateral	12.9
Other assets and liabilities, net	(7.8)

Total net assets	100.0%

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.8%
		Advertising: 0.3%
4,300		ADVO, Inc.	$136,955
8,100	L	Catalina Marketing Corp.	205,821
21,400	@	Ventiv Health, Inc.	412,592

			755,368

		Aerospace/Defense: 1.8%
8,400	@	Armor Holdings, Inc.	332,724
15,700	@,L	BE Aerospace, Inc.	245,391
3,400		Curtiss-Wright Corp.	183,430
24,500	@	Esterline Technologies Corp.	981,960
10,600		Heico Corp.	248,146
13,000		Kaman Corp.	234,520
68,650	@	Moog, Inc.	2,161,789
12,300	@,L	Orbital Sciences Corp.	121,770

			4,509,730

		Agriculture: 0.5%
52,800	L	Alliance One Intl., Inc.	317,328
19,600		Universal Corp.	858,088

			1,175,416

		Airlines: 0.7%
38,300	@,L	America West Holdings Corp.	229,800
19,100	@,L	Delta Air Lines, Inc.	71,816
53,600	@,L	Expressjet Holdings, Inc.	456,136
30,600	@,L	Mesa Air Group, Inc.	205,326
48,600	@,L	Pinnacle Airlines Corp.	417,474
26,800		Skywest, Inc.	487,224

			1,867,776

		Apparel: 0.7%
5,400	@	DHB Industries, Inc.	45,630
10,700	@	Guess?, Inc.	177,406
21,500		K-Swiss, Inc.	695,310
12,400		Kellwood Co.	333,560
6,500		Russell Corp.	132,925
21,100	@,L	Skechers U.S.A., Inc.	300,886

			1,685,717

		Auto Manufacturers: 0.1%
11,300		Wabash National Corp.	273,799

			273,799

		Auto Parts and Equipment: 0.5%
8,600		American Axle & Manufacturing Holdings, Inc.	217,322
18,000		ArvinMeritor, Inc.	320,220
21,500	@	Hayes Lemmerz Intl., Inc.	153,080
37,300	@,L	Tenneco Automotive, Inc.	620,672

			1,311,294

		Banks: 7.2%
4,500	S	ABC Bancorp	81,360
9,900		Amcore Financial, Inc.	295,812
2,400	@	AmericanWest Bancorp	47,880
800		Bancfirst Corp.	69,592
23,700	L	Bank of the Ozarks, Inc.	778,308
2,460		Capital Corp of the West	68,265
7,800		Capitol Bancorp Ltd.	262,158
4,200		Center Financial Corp.	104,286
11,200	L	Central Pacific Financial Corp.	398,720
6,370	L	Chemical Financial Corp.	210,911
4,200		City Holding Co.	153,384
7,200		Columbia Banking System, Inc.	177,264
30,500		Community Bank System, Inc.	743,895
4,770		Community Trust Bancorp, Inc.	156,074
26,100	L	Corus Bankshares, Inc.	1,448,288
28,400	@,@@	EuroBancshares, Inc.	455,820
17,200	@@,L	First Bancorp Puerto Rico	690,580
7,650	L	First Republic Bank	270,275
22,200		First State Bancorporation	428,238
18,400		Fremont General Corp.	447,672
8,250	L	Glacier Bancorp, Inc.	215,573
20,400		Gold Banc Corp., Inc.	296,820
12,000	L	Greater Bay Bancorp	316,440
2,992		Hanmi Financial Corp.	49,966
19,100		IBERIABANK Corp.	1,176,750
15,200		Independent Bank Corp.	432,288
31,100		Irwin Financial Corp.	690,109
1,495	L	Macatawa Bank Corp.	51,862
4,300		MB Financial Corp.	171,269
6,600		Mercantile Bank Corp.	290,202
7,400		Nara Bancorp, Inc.	108,632
12,410	@@,L	Oriental Financial Group	189,377
2,992		Pacific Capital Bancorp	110,943
3,600		Peoples Bancorp, Inc.	96,300
25,700	L	PrivateBancorp, Inc.	909,266
42,400	@@	R-G Financial Corp.	750,056
1,050		Republic Bancorp, Inc.	22,796
21,970		Republic Bancorp, Inc.	329,111
3,500		Simmons First National Corp.	94,885
3,000		Southwest Bancorp, Inc.	61,440
1,200		State Financial Services Corp.	48,312
6,880		Sterling Bancorp	146,888
35,000		Sterling Bancshares, Inc.	544,600
33,800		Summit Bancshares, Inc.	584,740
5,545	@,L	Sun Bancorp, Inc.	114,615
1,200		Taylor Capital Group, Inc.	47,100
3,600		Trico Bancshares	80,424
5,900		Umpqua Holdings Corp.	138,886
80,654	@@	W Holding Co., Inc.	824,284
18,900		West Coast Bancorp	461,349
17,700		Westamerica Bancorporation	934,737
1,200	@	Western Sierra Bancorp	40,620

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Banks (continued)
9,800		Wilshire Bancorp, Inc.	$140,434
4,400		Wintrust Financial Corp.	230,340

			17,990,196

		Biotechnology: 1.6%
37,000	@,L	Alexion Pharmaceuticals, Inc.	852,480
10,700	@,L	Applera Corp. — Celera Genomics Group	117,379
7,600	@,L	Ariad Pharmaceuticals, Inc.	50,616
1,100	@	Bio-Rad Laboratories, Inc.	65,131
13,000	@,L	Cell Genesys, Inc.	69,550
7,800	@	Diversa Corp.	40,638
21,800	@,L	Encysive Pharmaceuticals, Inc.	235,658
9,900	@	Enzon Pharmaceuticals, Inc.	64,152
3,800	@	Exelixis, Inc.	28,234
153,600	@	Genelabs Technologies	76,800
7,400	@,L	ICOS Corp.	156,658
73,300	@,L	Incyte Corp.	524,095
9,400	@,L	Integra LifeSciences Holdings Corp.	274,480
11,650	@	Lifecell Corp	184,187
7,897	@,L	Martek Biosciences Corp.	299,691
21,100	@,L	Myriad Genetics, Inc.	330,215
11,100	@,L	Nektar Therapeutics	186,924
2,600	@	Regeneration Technologies, Inc.	16,276
16,900	@	Seattle Genetics, Inc.	90,584
13,500	@,L	Telik, Inc.	219,510
4,000	@,L	Transkaryotic Therapies, Inc.	146,320

			4,029,578

		Building Materials: 2.1%
7,100	L	Eagle Materials, Inc.	657,389
9,500		ElkCorp.	271,225
43,900	L	Lennox Intl., Inc.	929,363
14,600	@,L	NCI Building Systems, Inc.	478,880
5,400		Texas Industries, Inc.	303,642
46,700		Universal Forest Products, Inc.	1,935,715
15,600		York Intl. Corp.	592,800

			5,169,014

		Chemicals: 1.6%
11,100	@,L	Cabot Microelectronics Corp.	321,789
900		Cytec Industries, Inc.	35,820
23,400	@	FMC Corp.	1,313,676
23,600		Georgia Gulf Corp.	732,780
3,000		HB Fuller Co.	102,180
25,400	@,L	Hercules, Inc.	359,410
8,200		Kronos Worldwide, Inc.	247,558
8,600	@	NewMarket Corp.	127,194
1,700	@@	Octel Corp.	30,600
39,900	@	PolyOne Corp.	264,138
11,900	@,L	Terra Industries, Inc.	81,039
16,400		Wellman, Inc.	167,116
31,000	@,L	WR Grace & Co.	241,490

			4,024,790

		Commercial Services: 4.2%
99,100	S	Aaron Rents, Inc.	2,466,599
4,200	@,L	ACE Cash Express, Inc.	107,352
12,200	@,@@,L	Alderwoods Group, Inc.	175,314
9,400	L	Arbitron, Inc.	403,260
3,800		Banta Corp.	172,368
50,500	@,L	BearingPoint, Inc.	370,165
5,700	@	Coinstar, Inc.	129,333
35,400	@	Corinthian Colleges, Inc.	452,058
1,400	@	CRA Intl., Inc.	75,390
8,000	@	DiamondCluster Intl., Inc.	90,400
8,600	@	Dollar Financial Corp.	91,246
18,600	@	Dollar Thrifty Automotive Group	706,428
12,000	@	Euronet Worldwide, Inc.	348,840
14,400	@,L	Gartner, Inc.	152,928
9,800	@	Geo Group, Inc.	245,490
2,600		Gevity HR, Inc.	52,078
22,600	@	Heidrick & Struggles Intl., Inc.	589,408
5,300	@	Korn/Ferry Intl.	94,075
21,900	@	Labor Ready, Inc.	510,489
23,600	@	Navigant Consulting, Inc.	416,776
5,900	L	Pre-Paid Legal Services, Inc.	263,435
11,800	@,L	Quanta Services, Inc.	103,840
32,300	@	Rent-A-Center, Inc.	752,267
9,000	@	SourceCorp., Inc.	178,380
13,700	@,L	Spherion Corp.	90,420
9,000		Startek, Inc.	147,780
50,400		Stewart Enterprises, Inc.	329,616
33,500	@	TeleTech Holdings, Inc.	273,025
14,000	@	United Rentals, Inc.	282,940
9,300	@	Valassis Communications, Inc.	344,565
1,200	@	Vertrue, Inc.	46,752

			10,463,017

		Computers: 2.7%
10,700	@,L	Advanced Digital Information Corp.	81,320
25,400		Agilysys, Inc.	398,780
2,100	@	Ansoft Corp.	50,736
1,300	@	BISYS Group, Inc.	19,422
67,300	@,L	Brocade Communications Systems, Inc.	261,124
36,800	@,L	Ciber, Inc.	293,664
3,300	@	Covansys Corp.	42,405
7,900	@,L	Dot Hill Systems Corp.	41,396
7,500	@,L	Echelon Corp.	51,600
3,700	@	Electronics for Imaging	77,848
7,100	L	Factset Research Systems, Inc.	254,464
25,200	@	Gateway, Inc.	83,160
17,600	@,L	Hutchinson Technology, Inc.	677,776
15,700		Imation Corp.	609,003
15,800	@,L	Intergraph Corp.	544,468
3,600	@	InterVoice, Inc.	31,068
17,200	@,L	Komag, Inc.	487,964
3,700	@,L	Kronos, Inc.	149,443
7,700	@,L	Lexar Media, Inc.	37,807
11,000	@	Magma Design Automation, Inc.	91,960
8,700	@,L	Manhattan Associates, Inc.	167,127
54,900	@	Maxtor Corp.	285,480
16,900	@,L	Mentor Graphics Corp.	173,225
4,000		MTS Systems Corp.	134,320
9,900	@,L	palmOne, Inc.	294,723
25,400	@	Perot Systems Corp.	361,188
33,300	@	Quantum Corp.	98,901
8,400	@,L	Radisys Corp.	135,660
55,100	@,L	Silicon Graphics, Inc.	39,121
41,700	@	Silicon Storage Technology, Inc.	168,051
2,400	@	Stratasys, Inc.	78,432
23,500	@	SYKES Enterprises, Inc.	222,780
7,400	@,L	Synaptics, Inc.	158,064
5,300		Talx Corp.	153,223
9,000	@,L	Tyler Technologies, Inc.	68,040

			6,823,743

		Distribution/Wholesale: 1.6%
23,600	@	Aviall, Inc.	745,524
2,200	@,L	Bell Microproducts, Inc.	20,680
8,000	@	Brightpoint, Inc.	177,520
5,300		Building Material Holding Corp.	367,237
12,800		Handleman Co.	211,328
25,500		Hughes Supply, Inc.	716,550
4,800	@	Nuco2, Inc.	123,216
24,100		Owens & Minor, Inc.	779,635

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Distribution/Wholesale (continued)
8,400	@	United Stationers, Inc.	$412,440
11,200	@	Wesco Intl., Inc.	351,456

			3,905,586

		Diversified Financial Services: 1.2%
13,300	@,L	Accredited Home Lenders Holding Co.	585,200
5,500		Advanta Corp.	154,880
6,200		Asta Funding, Inc.	172,236
15,300	@,L	CompuCredit Corp.	524,484
2,900	@	Credit Acceptance Corp.	43,181
2,700	@,L	Encore Capital Group, Inc.	45,900
4,400	@,L	eSpeed, Inc.	39,204
14,300	@,L	Knight Capital Group, Inc.	108,966
21,000	@,L	Metris Cos., Inc.	303,660
5,200	@	Nasdaq Stock Market, Inc.	98,072
7,100		National Financial Partners Corp.	277,894
1,445	@	United PanAm Financial Corp.	39,607
10,600		Waddell & Reed Financial, Inc.	196,100
16,800	@	World Acceptance Corp.	504,840

			3,094,224

		Electric: 1.2%
14,300		Avista Corp.	265,837
7,500	L	Black Hills Corp.	276,375
16,700	@	El Paso Electric Co.	341,515
5,400	L	Idacorp, Inc.	165,402
1,000		MGE Energy Inc	36,380
1,984		NorthWestern Corp.	62,536
16,800		PNM Resources, Inc.	484,008
53,600	@,L	Sierra Pacific Resources	667,320
1,100		UIL Holdings Corp.	59,191
23,1002	L	Unisource Energy Corp.	710,325

			3,068,889

		Electrical Components and Equipment: 0.1%
20,200	@	Advanced Energy Industries, Inc.	158,772
6,100	@	Encore Wire Corp	70,699
4,300	@,L	General Cable Corp.	63,769
7,300	@	Power-One, Inc.	46,063
8,800	@,L	Valence Technology Inc	24,640

			363,943

		Electronics: 1.4%
900	L	Analogic Corp.	45,288
2,700		BEI Technologies, Inc.	72,036
5,500		Bel Fuse, Inc.	168,080
16,300	@,L	Benchmark Electronics, Inc.	495,846
8,900	@	Checkpoint Systems, Inc.	157,530
17,500		CTS Corp.	215,075
12,600	@,L	Cymer, Inc.	332,010
7,400	@	Electro Scientific Industries, Inc.	132,312
2,400	@,L	Faro Technologies, Inc.	65,424
10,900	@	Itron, Inc.	487,012
4,900	@	Planar Systems, Inc.	36,015
7,700	@	Rofin-Sinar Technologies, Inc.	252,560
5,600	@	Stoneridge, Inc.	36,960
16,400		Sypris Solutions, Inc.	202,868
8,800	@	Trimble Navigation Ltd.	342,936
27,000	@,L	TTM Technologies, Inc.	205,470
11,200	L	Watts Industries, Inc.	375,088
800	@	Zygo Corp.	7,840

			3,630,350

		Energy — Alternate Sources: 0.1%
3,300	@,L	Evergreen Solar, Inc.	21,219
8,000	@,L	Headwaters, Inc.	275,040

			296,259

		Engineering and Construction: 0.3%
5,000	@,L	Dycom Industries, Inc.	99,050
5,900	@	URS Corp.	220,365
8,800	@,L	Washington Group Intl., Inc.	449,856

			769,271

		Entertainment: 0.5%
8,600	@	Argosy Gaming Co.	400,846
4,700		Carmike Cinemas, Inc.	144,196
9,200	@,L	Macrovision Corp.	207,368
15,400	@	Pinnacle Entertainment, Inc.	301,224
8,400	@	Steinway Musical Instruments	246,624

			1,300,258

		Environmental Control: 0.2%
10,800	@	Duratek, Inc.	250,344
3,800	L	Metal Management, Inc.	73,530
7,400	@	Tetra Tech, Inc.	100,122
4,300	@,L	Waste Connections, Inc.	160,347

			584,343

		Food: 1.4%
48,900		Chiquita Brands Intl., Inc.	1,342,794
23,300		Corn Products Intl., Inc.	553,608
4,000		Flowers Foods, Inc.	141,440
9,400	@,L	Great Atlantic & Pacific Tea Co.	273,164
4,100		J&J Snack Foods Corp.	214,635
3,900	L	Nash Finch Co.	143,286
10,100	@	Pathmark Stores, Inc.	88,476
16,500		Sanderson Farms, Inc.	749,760

			3,507,163

		Forest Products and Paper: 0.1%
6,700		Schweitzer-Mauduit Intl., Inc.	208,571

			208,571

		Gas: 1.8%
9,600		Atmos Energy Corp.	276,480
23,800		Energen Corp.	834,190
17,800		New Jersey Resources Corp.	858,850
2,000		Nicor, Inc.	82,340
8,500		Northwest Natural Gas Co.	325,040
5,300		South Jersey Industries, Inc.	323,936
29,200	@,L	Southern Union Co.	716,860
20,500		Southwest Gas Corp.	522,955
14,000		WGL Holdings, Inc.	470,960

			4,411,611

		Hand/Machine Tools: 0.2%
17,100		Lincoln Electric Holdings, Inc.	566,865

			566,865

		Healthcare — Products: 3.4%
5,300	@	Abiomed, Inc.	45,315
14,100	@,L	Align Technology, Inc.	103,917
9,900	@,L	Animas Corp.	199,485
6,700		Arrow Intl., Inc.	213,730
11,400	@,L	Arthrocare Corp.	398,316
7,000	@	Biosite, Inc.	384,930
25,500	@,L	Conmed Corp.	784,635
9,400	L	Diagnostic Products Corp.	444,902
53,400	@	Encore Medical Corp.	296,370
4,300	@,L	Epix Medical, Inc.	38,055
4,700	@	Immucor, Inc.	136,065

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
4,600	@	Inverness Medical Innovations, Inc.	$125,580
23,200	@,L	Kyphon, Inc.	807,128
15,600	L	LCA-Vision, Inc.	755,976
11,300		Mentor Corp.	468,724
31,000	@,L	Neurometrix, Inc.	620,930
15,900	@	Palatin Technologies, Inc.	27,825
4,200	@,L	Palomar Medical Technologies, Inc.	100,464
12,600	L	PolyMedica Corp.	449,316
40,400	@,L	PSS World Medical, Inc.	502,980
35,200		STERIS Corp.	907,104
16,100	@,L	Surmodics, Inc.	698,257

			8,510,004

		Healthcare — Services: 2.9%
39,700	@,L	Alliance Imaging, Inc.	415,262
5,700	@,L	America Service Group, Inc.	90,345
15,700	@	Apria Healthcare Group, Inc.	543,848
24,300	@	Centene Corp.	815,994
7,800	@,L	Genesis HealthCare Corp.	360,984
35,800	@	Kindred Healthcare, Inc.	1,418,038
23,400	@,L	OCA, Inc.	43,992
15,800	@	Pediatrix Medical Group, Inc.	1,161,932
13,400	@	Res-Care, Inc.	181,704
11,300	@,L	Sierra Health Services, Inc.	807,498
11,400	@	Symbion, Inc.	271,890
22,300	@	United Surgical Partners Intl., Inc.	1,161,384

			7,272,871

		Holding Companies — Diversified: 0.3%
16,700	L	Walter Industries, Inc.	671,340

			671,340

		Home Builders: 1.2%
17,800	@,L	Fleetwood Enterprises, Inc.	180,670
15,700		Levitt Corp.	469,744
4,800	@	Meritage Homes Corp.	381,600
31,550		Technical Olympic USA, Inc.	766,034
22,000	@	Thor Industries, Inc.	691,460
15,200	@,L	WCI Communities, Inc.	486,856
3,700	L	Winnebago Industries, Inc.	121,175

			3,097,539

		Home Furnishings: 0.2%
15,200	L	Furniture Brands Intl., Inc.	328,472
9,900		Stanley Furniture Co, Inc.	243,144

			571,616

		Household Products/Wares: 0.8%
6,200	L	American Greetings Corp.	164,300
174		CSS Industries, Inc.	5,888
7,500	@	Fossil, Inc.	170,250
17,100		Harland John H. Co.	649,800
13,200	@	Playtex Products, Inc.	142,032
32,800	L	Tupperware Corp.	766,536

			1,898,806

		Insurance: 2.6%
1,817	@	American Physicians Capital, Inc.	67,502
10,900	@,L	Argonaut Group, Inc.	251,681
45,700		Delphi Financial Group, Inc.	2,017,655
10,200		Direct General Corp.	189,822
9,500	L	Landamerica Financial Group, Inc.	564,015
3,017		Midland Co.	106,168
500	@,L	Navigators Group, Inc.	17,285
65,900	@	PMA Capital Corp.	581,897
9,000		Selective Insurance Group, Inc.	445,950
10,000		Stewart Information Services Corp.	420,000
3,900		United Fire & Casualty Co.	173,238
400	@	Vesta Insurance Group, Inc.	1,040
24,100		Zenith National Insurance Corp.	1,635,426

			6,471,679

		Internet: 3.2%
5,300	@	1-800-FLOWERS.COM, Inc.	37,312
500	@,L	aQuantive, Inc.	8,860
10,800	@,L	Ariba, Inc.	62,640
18,100	@,@@	AsiaInfo Holdings Inc	99,731
8,500	@,L	Autobytel, Inc.	41,055
14,300	@	Avocent Corp.	373,802
1,000	@,L	Blue Coat Systems, Inc.	29,880
102,300	@,L	CMGI, Inc.	193,347
37,900	@,L	CNET Networks, Inc.	444,946
7,700	@	Digital Insight Corp.	184,184
8,600	@,L	Digital River, Inc.	273,050
33,100	@	Digitas, Inc.	377,671
35,500	@	Doubleclick, Inc.	297,845
18,400	@	E.piphany, Inc.	64,032
89,600	@,L	Earthlink, Inc.	775,936
5,100	@	Equinix, Inc.	221,034
6,300	@,L	GSI Commerce, Inc.	105,525
54,300	@,L	Homestore, Inc.	110,229
13,100	@,L	Infospace, Inc.	431,383
15,100	@,L	Internet Security Systems, Inc.	306,379
1,800	@	Interwoven, Inc.	13,554
11,100	@	Ipass, Inc.	67,266
9,400	@,L	j2 Global Communications, Inc.	323,736
10,500	@,L	Jupitermedia Corp.	179,865
12,800	@	Lionbridge Technologies	86,784
37,400	@	Looksmart	27,676
3,600	@	Nutri/System, Inc.	53,136
11,600	@,L	Openwave Systems, Inc.	190,240
6,400	@	Portal Software, Inc.	12,768
14,900	@	Proquest Co.	488,571
8,100	@,L	Redback Networks, Inc.	51,678
40,500	@,L	Secure Computing Corp.	440,640
39,300	@	SupportSoft, Inc.	203,967
11,700	@	TIBCO Software, Inc.	76,518
17,600	@	Trizetto Group	246,576
23,000	L	United Online, Inc.	249,780
20,600	@,L	ValueClick, Inc.	253,998
13,100	@	Webex Communications, Inc.	345,971
6,700	@,L	webMethods, Inc.	37,520
5,200	@,L	Websense, Inc.	249,860

			8,038,945

		Investment Companies: 0.2%
36,275		Technology Investment Capital Corp.	536,870

			536,870

		Iron/Steel: 0.6%
9,900	@,S,L	AK Steel Holding Corp.	63,459
8,750		Gibraltar Industries, Inc.	162,225
7,100	@,L	Oregon Steel Mills, Inc.	122,191
12,300		Reliance Steel & Aluminum Co.	455,961
18,500		Ryerson Tull, Inc.	263,995
17,500		Steel Dynamics, Inc.	459,375

			1,527,206

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Leisure Time: 0.2%
13,500	@,L	K2, Inc.	$171,180
15,200	@,L	Multimedia Games, Inc.	167,352
17,800	@,L	Navigant Intl., Inc.	261,482

			600,014

		Lodging: 0.2%
23,200	L	Ameristar Casinos, Inc.	605,288

			605,288

		Machinery — Construction and Mining: 0.5%
14,400	@	Astec Industries, Inc.	333,936
16,900		JLG Industries, Inc.	464,412
10,850		Joy Global, Inc.	364,452

			1,162,800

		Machinery — Diversified: 2.5%
20,100	@,L	AGCO Corp.	384,312
81,150		Applied Industrial Technologies, Inc.	2,620,333
15,400		Briggs & Stratton Corp.	533,148
9,300		Cascade Corp.	402,225
15,500	@	Flowserve Corp.	469,030
15,200		Manitowoc Co.	623,504
1,730	@	Middleby Corp.	91,448
7,800		Nacco Industries, Inc.	836,316
4,100		Sauer-Danfoss, Inc.	72,857
3,800	L	Tecumseh Products Co.	104,272
5,300	@,L	Unova, Inc.	141,139

			6,278,584

		Media: 1.6%
68,600	@,L	Charter Communications, Inc.	80,948
2,057	@,L	Emmis Communications Corp.	36,347
67,900	@	Gemstar-TV Guide Intl., Inc.	243,761
10,000		Gray Television, Inc.	120,600
9,500	@,L	Insight Communications Co., Inc.	104,975
1,500	@,L	Journal Register Co.	26,265
45,300	@	Lodgenet Entertainment Corp.	751,527
6,900		Media General, Inc.	446,844
60,400	@,L	Mediacom Communications Corp. — Class A	414,948
88,600	@	Primedia, Inc.	358,830
40,500	@,W	Radio One, Inc. Class D	517,185
6,200	@	Saga Communications, Inc.	86,800
12,900	@,L	Scholastic Corp.	497,295
21,500		World Wrestling Entertainment, Inc.	245,530

			3,931,855

		Metal Fabricate/Hardware: 1.1%
48,600		Commercial Metals Co.	1,157,652
8,800		NN, Inc.	111,584
25,800		Quanex Corp.	1,367,658
7,700		Valmont Industries, Inc.	198,660

			2,835,554

		Miscellaneous Manufacturing: 0.8%
4,400		Ameron Intl. Corp.	164,560
17,400	L	Barnes Group, Inc.	575,940
13,400		Crane Co.	352,420
2,600	@,L	ESCO Technologies, Inc.	262,080
5,600	@	Griffon Corp.	124,320
6,300	@	Hexcel Corp.	106,596
32,500	@	Jacuzzi Brands, Inc.	348,725

			1,934,641

		Office/Business Equipment: 0.7%
2,900	@	General Binding Corp.	63,568
24,400	@,L	Global Imaging Systems, Inc.	777,384
87,700	L	IKON Office Solutions, Inc.	834,027
6,100	@	Imagistics Intl., Inc.	170,800

			1,845,779

		Oil and Gas: 4.4%
9,300	@,S,L	ATP Oil & Gas Corp.	217,620
5,100	@	Callon Petroleum Co.	75,378
12,500	@	Cimarex Energy Co.	486,375
2,277	@	Clayton Williams Energy, Inc.	68,287
7,200	@	Comstock Resources, Inc.	182,088
11,500	@,L	Energy Partners Ltd.	301,415
4,400	@	Giant Industries, Inc.	158,400
60,800	@	Grey Wolf, Inc.	450,528
44,000	@	Houston Exploration Co.	2,334,200
11,400	@	Mission Resources Corp.	91,998
9,100	@	Parker Drilling Co.	63,791
4,200		Penn Virginia Corp.	187,614
57,300	@	Southwestern Energy Co.	2,691,954
16,200		St. Mary Land & Exploration Co.	469,476
10,300	@,L	Stone Energy Corp.	503,670
9,400	@,L	Swift Energy Co.	336,708
16,700		Tesoro Petroleum Corp.	776,884
43,800	@	TODCO	1,124,346
21,200		Vintage Petroleum, Inc.	645,964

			11,166,696

		Oil and Gas Services: 1.4%
4,500		Gulf Island Fabrication, Inc.	89,460
13,500	@,L	Hanover Compressor Co.	155,385
6,700	@	Hydril Co.	364,145
64,600	@	Key Energy Services, Inc.	779,722
13,200	@	Lone Star Technologies, Inc.	600,600
2,800		Lufkin Industries, Inc.	100,744
20,500	@	Oceaneering Intl., Inc.	792,325
8,800	@,L	Oil States Intl., Inc.	221,496
13,300	@	Veritas DGC, Inc.	368,942

			3,472,819

		Packaging and Containers: 0.5%
7,800	@	Crown Holdings, Inc.	110,994
7,000		Greif, Inc.	427,700
14,600		Silgan Holdings, Inc.	821,104

			1,359,798

		Pharmaceuticals: 3.2%
9,600	@,L	Abgenix, Inc.	82,368
9,200	@,L	Able Laboratories, Inc.	32,016
42,100	@,L	Adolor Corp.	389,425
23,600	@,L	Andrx Corp.	479,316
4,400	@,L	Antigenics, Inc.	23,804
30,000	@,L	Atherogenics, Inc.	479,400
32,500	@,L	Auxilium Pharmaceuticals, Inc.	155,025
172,600	@	AVANIR Pharmaceuticals	483,280
11,100	@	Corixa Corp.	48,618
37,300	@	Cubist Pharmaceuticals, Inc.	491,241
6,700	@,L	CV Therapeutics, Inc.	150,214
76,900	@	Cypress Bioscience, Inc.	1,015,080
11,600	@,L	Impax Laboratories, Inc.	182,120
15,500	@,L	Ligand Pharmaceuticals, Inc.	107,725
25,100		Medicis Pharmaceutical Corp.	796,423
31,800	@,L	Nabi Biopharmaceuticals	484,314
12,900	@	OSI Pharmaceuticals, Inc.	527,223
2,700	@,L	Par Pharmaceutical Cos., Inc.	85,887
9,100	@	Renovis, Inc.	138,957
30,400	@,L	Rigel Pharmaceuticals, Inc.	605,568
423	@,L	Tanox, Inc.	4,958
26,000	@	Theravance, Inc.	442,000

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
15,100	@,L	United Therapeutics Corp.	$727,820
4,700	@,L	Vicuron Pharmaceuticals, Inc.	131,130

			8,063,912

		Real Estate: 0.0%
2,700	@	Jones Lang LaSalle, Inc.	119,421

			119,421

		Real Estate Investment Trusts: 7.7%
27,100	S	Affordable Residential Communities	361,785
18,200		American Financial Realty Trust	279,916
30,900		American Home Mortgage Investment Corp.	1,080,264
31,800		Anthracite Capital, Inc.	376,830
3,500		Ashford Hospitality Trust, Inc.	37,800
5,400	@	Boykin Lodging Co.	72,360
16,900	L	Capital Automotive	645,073
49,500		Carramerica Realty Corp.	1,790,910
13,100		Entertainment Properties Trust	602,600
28,500		Equity Inns, Inc.	379,050
30,500	@	Felcor Lodging Trust, Inc.	441,640
13,700		Gables Residential Trust	592,251
13,900		Glimcher Realty Trust	385,725
46,700		Government Properties Trust, Inc.	453,924
13,200	L	IMPAC Mortgage Holdings, Inc.	246,180
61,900		Innkeepers USA Trust	924,786
2,500		Kilroy Realty Corp.	118,725
7,500		LaSalle Hotel Properties	246,075
29,300		Lexington Corporate Properties Trust	712,283
37,300		LTC Properties, Inc.	772,110
33,800		Maguire Properties, Inc.	957,892
47,200	@	Meristar Hospitality Corp.	405,920
29,100	L	MFA Mortgage Investments, Inc.	216,795
40,800	L	Mid-America Apartment Communities, Inc.	1,853,135
4,300		National Health Investors, Inc.	120,701
10,100	L	Novastar Financial, Inc.	395,415
28,000	L	Pennsylvania Real Estate Investment Trust	1,330,000
33,500		Prentiss Properties Trust	1,220,740
39,900		RAIT Investment Trust	1,195,005
19,400		Saul Centers, Inc.	705,190
10,700		Taubman Centers, Inc.	364,763

			19,285,843

		Retail: 6.9%
25,400	@	Aeropostale, Inc.	853,440
28,900	@	Asbury Automotive Group, Inc.	445,349
5,900		Big 5 Sporting Goods Corp.	167,442
13,000	@	Brookstone, Inc.	245,440
5,500		Brown Shoe Co., Inc.	215,325
6,300	@,L	Build-A-Bear Workshop, Inc.	147,735
18,200	@	Burlington Coat Factory Warehouse Corp.	776,048
59,600		Cash America Intl., Inc.	1,199,152
3,700	@	CEC Entertainment, Inc.	155,733
98,000	@	Charming Shoppes	914,340
12,000	@,L	Childrens Place Retail Stores, Inc.	560,040
30,000	@,L	CKE Restaurants, Inc.	417,600
6,500	@,L	Dress Barn, Inc.	147,095
3,400	@	Electronics Boutique Holdings Corp.	215,866
19,900	@,L	Genesco, Inc.	738,091
10,600	@,L	HOT Topic, Inc.	202,672
13,200	@	Insight Enterprises, Inc.	266,376
2,800	@	J Jill Group, Inc.	38,500
9,600	@	Jack in The Box, Inc.	364,032
13,100		Kenneth Cole Productions, Inc.	407,672
53,700	L	Landry’s Restaurants, Inc.	1,615,833
15,000	L	Lithia Motors, Inc.	432,750
9,800	@	MarineMax, Inc.	306,250
11,300		Movado Group, Inc.	213,344
5,500		Movie Gallery, Inc.	145,365
6,700	@	O’Charleys, Inc.	118,322
14,400	@	Pacific Sunwear of California, Inc.	331,056
19,900	@,L	Pantry, Inc.	770,727
15,900	@	Petco Animal Supplies, Inc.	466,188
7,800	@	Rare Hospitality Intl., Inc.	237,666
27,100		Ruby Tuesday, Inc.	701,890
37,400	@	Ryan’s Restaurant Group, Inc.	523,974
14,100	@,L	Select Comfort Corp.	302,163
22,500	@,L	Shopko Stores, Inc.	546,975
6,100		Sonic Automotive, Inc.	129,686
3,900	@,L	Sports Authority, Inc.	124,020
3,000	@	Stage Stores, Inc.	130,800
29,900		Stein Mart, Inc.	657,800
27,400	@	Too, Inc.	640,338
6,400	@	Trans World Entertainment	75,712
7,500		United Auto Group, Inc.	223,500
10,000		World Fuel Services Corp.	234,100

			17,406,407

		Savings and Loans: 1.4%
49,500		BankAtlantic Bancorp, Inc.	938,026
5,700	L	Commercial Capital Bancorp, Inc.	95,247
6,600		Dime Community Bancshares, Inc.	100,320
25,237		First Niagara Financial Group, Inc.	367,955
781		First Place Financial Corp.	15,690
1,100	@	Firstfed Financial Corp.	65,571
14,000		Flagstar Bancorp, Inc.	265,020
4,100	@	ITLA Capital Corp.	220,990
13,400		Partners Trust Financial Group, Inc.	143,112
30,500		Provident New York Bancorp	369,355
11,300	@	Sterling Financial Corp.	422,620
8,800		WSFS Financial Corp.	481,448

			3,485,354

		Semiconductors: 3.9%
7,400	@	Actel Corp.	102,860
9,600	@,S,L	ADE Corp.	269,280
29,900	@,L	AMIS Holdings, Inc.	398,866
47,000	@,L	Amkor Technology, Inc.	211,500
32,400	@	Applied Micro Circuits Corp.	82,944
8,100	@	Asyst Technologies, Inc.	36,126
91,200	@,L	Atmel Corp.	216,144
5,400	@,L	ATMI, Inc.	156,654
12,300	@,S,L	August Technology Corp.	143,295
41,500	@,L	Axcelis Technologies, Inc.	284,690
15,700	@	Brooks Automation, Inc.	233,145
22,200	@	Cirrus Logic, Inc.	117,882
2,687		Cohu, Inc.	53,874
44,600	@	Conexant Systems, Inc.	71,806
16,400	@,L	Credence Systems Corp.	148,420
38,100	@	Cypress Semiconductor Corp.	479,679
7,100	@,L	Diodes, Inc.	221,520
7,200	@	DSP Group, Inc.	171,864
6,500	@,L	Exar Corp.	96,785
17,900	@	Fairchild Semiconductor Intl., Inc.	264,025

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Semiconductors (continued)
5,000	@,L	Genesis Microchip, Inc.	$92,300
10,600	@	Integrated Circuit Systems, Inc.	218,784
7,900	@,L	Integrated Silicon Solutions, Inc.	58,539
13,200	@	IXYS Corp.	187,176
7,000	@	Kopin Corp.	35,700
14,100	@	Lattice Semiconductor Corp.	62,604
16,900	@	LTX Corp.	83,824
19,100	@	Mattson Technology, Inc.	136,756
25,200	@	Micrel, Inc.	290,304
19,100	@	Microsemi Corp.	359,080
8,700	@,L	Mindspeed Technologies, Inc.	10,614
19,900	@,L	MIPS Technologies, Inc.	143,280
5,500	@,L	MKS Instruments, Inc.	92,895
16,500	@	Mykrolis Corp.	234,465
20,700	@,L	Omnivision Technologies, Inc.	281,313
96,400	@,L	ON Semiconductor Corp.	443,440
20,900	@,L	Photronics, Inc.	487,806
20,500	@,L	Pixelworks, Inc.	175,890
20,900	@	PMC — Sierra, Inc.	194,997
5,400	@	Power Integrations, Inc.	116,478
14,500	@,L	Rambus, Inc.	194,010
13,200	@	Semitool, Inc.	125,928
22,600	@	Semtech Corp.	376,290
12,600	@,L	Sigmatel, Inc.	216,216
26,600	@,L	Silicon Image, Inc.	272,916
11,700	@,L	Silicon Laboratories, Inc.	306,657
37,200	@,L	Skyworks Solutions, Inc.	274,164
3,700	@	Supertex, Inc.	65,342
25,700	@,L	Transmeta Corp.	15,677
3,000	@,L	Ultratech, Inc.	54,900
7,000	@,L	Varian Semiconductor Equipment Associates, Inc.	259,000
63,500	@	Vitesse Semiconductor Corp.	132,715
7,900	@,L	Zoran Corp.	104,991

			9,866,410

		Software: 2.9%
32,500		Acxiom Corp.	678,600
7,000	@	Ansys, Inc.	248,570
15,800	@	Aspen Technology, Inc.	82,160
19,100	@	Borland Software Corp.	131,026
22,400		Computer Programs & Systems, Inc.	834,848
11,100	@,L	CSG Systems Intl., Inc.	210,678
3,000	@	Dendrite Intl., Inc.	41,400
9,400	@	Epicor Software Corp.	124,080
8,000	@	EPIQ Systems, Inc.	130,880
4,400	@,L	Filenet Corp.	110,616
13,100	@,L	Informatica Corp.	109,909
7,400	@,L	InPhonic, Inc.	113,812
33,400		Inter-Tel, Inc.	621,574
1,800	@	Intervideo, Inc.	25,884
9,500	@	JDA Software Group, Inc.	108,110
14,900	@,L	Mantech Intl. Corp.	462,496
5,637	@,L	MicroStrategy, Inc.	298,986
7,825	@	MRO Software, Inc.	95,254
82,800	@	Parametric Technology Corp.	528,264
5,900	@	Pegasystems, Inc.	34,810
24,300	@,L	Per-Se Technologies, Inc.	510,786
12,800	@	Phoenix Technologies Ltd.	99,584
27,400	@	Progress Software Corp.	826,110
1,400	@,L	Quality Systems, Inc.	66,332
7,100	@,L	Quest Software, Inc.	96,773
4,100	@	Safeguard Scientifics, Inc.	5,248
1,200	@	SPSS, Inc.	23,052
2,900		SS&C Technologies, Inc.	91,872
3,700	@	TradeStation Group, Inc.	31,746
13,700	@	Transaction Systems Architects, Inc.	337,431
16,000	@	Wind River Systems, Inc.	250,880

			7,331,771

		Telecommunications: 4.3%
43,500	@	3Com Corp.	158,340
39,500	@	Adaptec, Inc.	153,260
17,800	@	Aeroflex, Inc.	149,520
25,500	@,L	Anixter Intl., Inc.	947,835
31,900	@	Arris Group, Inc.	277,849
25,400	@,L	Aspect Communications Corp.	285,242
4,400	@,L	Audiovox Corp.	68,200
9,500		Black Box Corp.	336,300
11,910	@,L	Broadwing Corp.	55,024
19,100	@	C-COR.net Corp.	130,835
23,800	@	Centennial Communications Corp.	330,344
15,300	@	Ciena Corp.	31,977
142,100	@	Cincinnati Bell, Inc.	611,030
17,800	@,L	CommScope, Inc.	309,898
4,350	@,L	Comtech Telecommunications	141,941
19,200		CT Communications, Inc.	250,560
6,700	@,L	Ditech Communications Corp.	43,483
128,100	@,L	Dobson Communications Corp.	545,706
21,900	@	Extreme Networks	89,790
9,100	@,L	Finisar Corp.	9,555
19,400	@	Foundry Networks, Inc.	167,422
2,336	@	Glenayre Technologies, Inc.	8,807
12,900	@,L	Harmonic, Inc.	62,307
7,800	@	Hypercom Corp.	50,466
3,300	@,L	Interdigital Communications Corp.	57,750
5,500	@,L	Intrado, Inc.	82,280
71,300	@,L	ITC Deltacom, Inc.	60,605
20,700	@,L	Mastec, Inc.	182,160
36,200	@,L	MRV Communications, Inc.	78,554
10,300	@,L	Netgear, Inc.	191,580
27,100		Plantronics, Inc.	985,356
4,700	@	Polycom, Inc.	70,077
3,800	@	Powerwave Technologies, Inc.	38,836
138,100	@	Premiere Global Services, Inc.	1,559,149
33,000	@,L	Primus Telecommunications GP	20,790
6,300	@,L	RCN Corp.	145,467
1,343	@,L	Remec, Inc.	8,595
54,100	@,L	RF Micro Devices, Inc.	293,763
12,900	@	Safenet, Inc.	439,374
35,200	@	Symmetricom, Inc.	365,024
9,300	@	Talk America Holdings, Inc.	93,093
15,400	@,L	Tekelec	258,720
13,400	@	Terayon Corp.	41,406
23,700	@	Time Warner Telecom, Inc.	140,304
23,000	@	US Unwired, Inc.	133,860
33,400	@	Utstarcom, Inc.	250,166
21,900	@	Westell Technologies, Inc.	130,962

			10,843,562

		Textiles: 0.5%
36,600	L	Angelica Corp.	897,066
10,900		Unifirst Corp.	441,886

			1,338,952

		Toys/Games/Hobbies: 0.5%
33,700	@,L	JAKKS Pacific, Inc.	647,377
16,800	@,L	RC2 Corp.	631,176

			1,278,553

		Transportation: 1.5%
7,900	L	Arkansas Best Corp.	251,299
23,600	@	Genesee & Wyoming, Inc.	642,156

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Transportation (continued)
3,854	@	Gulfmark Offshore, Inc.	$105,253
5,700	@	HUB Group, Inc.	142,785
9,200	L	Offshore Logistics, Inc.	302,128
4,600	@,L	Old Dominion Freight Line	123,418
9,800		Overnite Corp.	421,204
24,400	@	RailAmerica, Inc.	290,360
30,400	@	SCS Transportation, Inc.	541,120
5,800	@,L	Swift Transportation Co., Inc.	135,082
16,800	@	US Xpress Enterprises, Inc.	200,088
24,000		Werner Enterprises, Inc.	471,360

			3,626,253

		Trucking and Leasing: 0.6%
4,800	@	Amerco, Inc.	257,040
24,400		GATX Corp.	841,800
9,500		Greenbrier Cos., Inc.	257,450
6,300		Interpool, Inc.	134,694

			1,490,984

		Total Common Stock (Cost $227,339,353)	243,714,897

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$520,000	S	1.875%, due 11/30/05	$517,136

		Total U.S. Treasury Obligations (Cost $518,230)	517,136

		Total Long-Term Investments (Cost $227,857,583)	244,232,033

SHORT-TERM INVESTMENTS: 15.9%
		Securities Lending CollateralCC: 15.9%
40,081,151		The Bank of New York Institutional Cash Reserves Fund	40,081,151

		Total Short-Term Investments (Cost $40,081,151)	40,081,151

Total Investments In Securities (Cost $267,938,734)*	112.9%	$284,313,184
Other Assets and Liabilities-Net	(12.9)	(32,493,114)

Net Assets	100.0%	$251,820,070

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $268,296,529. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,165,424
Gross Unrealized Depreciation	(12,148,769)

Net Unrealized Appreciation	$16,016,655

Information concerning open futures contracts for the ING JPMorgan Small Cap Equity Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

Russell 2000	27	8,681,850	09/15/05	$82,572

See Accompanying Notes to Financial Statements

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.1%
		Agriculture: 1.9%
26,170		Altria Group, Inc.	$1,692,152

			1,692,152

		Apparel: 1.3%
38,010		Jones Apparel Group, Inc.	1,179,830

			1,179,830

		Auto Parts and Equipment: 0.2%
5,080		Lear Corp.	184,810

			184,810

		Banks: 8.5%
57,450		Bank of America Corp.	2,620,294
7,620		BB&T Corp.	304,571
10,270		Comerica, Inc.	593,606
24,240		North Fork Bancorporation, Inc.	680,902
15,770		State Street Corp.	760,903
9,520		SunTrust Banks, Inc.	687,725
50,600		U.S. Bancorp	1,477,520
9,080		Wells Fargo & Co.	559,146

			7,684,667

		Beverages: 1.1%
12,600		Coca-Cola Co.	526,050
22,275		Coca-Cola Enterprises, Inc.	490,273

			1,016,323

		Chemicals: 1.4%
6,030		Air Products & Chemicals, Inc.	363,609
20,330		Praxair, Inc.	947,378

			1,310,987

		Commercial Services: 0.8%
30,700		Cendant Corp.	686,759

			686,759

		Computers: 1.4%
12,490	@	Affiliated Computer Services, Inc.	638,239
10,200	@	Lexmark Intl., Inc.	661,266

			1,299,505

		Cosmetics/Personal Care: 0.6%
6,580		Kimberly-Clark Corp.	411,842
10,060		Procter & Gamble Co.	530,665

			530,665

		Diversified Financial Services: 16.8%
37,790		CIT Group, Inc.	1,623,836
115,600		Citigroup, Inc.	5,344,189
9,800		Fannie Mae	572,320
35,150		Freddie Mac	2,292,835
6,070		Goldman Sachs Group, Inc.	619,261
21,800	@,@@	Lazard Ltd.	506,850
72,740		MBNA Corp.	1,902,878
13,870		Merrill Lynch & Co., Inc.	762,989
30,820		Morgan Stanley	1,617,125

			15,242,283

		Electric: 5.5%
8,370		Consolidated Edison, Inc.	392,051
15,990		Dominion Resources, Inc.	1,173,505
15,350		Edison Intl	622,443
19,800		Pinnacle West Capital Corp.	880,110
17,570		PPL Corp.	1,043,307
20,440		SCANA Corp.	872,992

			4,984,408

		Environmental Control: 1.2%
21,910	@	Nalco Holding Co.	430,093
22,650		Waste Management, Inc.	641,901

			1,071,994

		Food: 0.4%
12,280		Kraft Foods, Inc.	390,627

			390,627

		Forest Products and Paper: 0.6%
20,750		MeadWestvaco Corp.	581,830

			581,830

		Healthcare — Products: 1.9%
47,250	@	Boston Scientific Corp.	1,275,750
6,100		Guidant Corp.	410,530

			1,686,280

		Healthcare — Services: 1.5%
3,390	@	Coventry Health Care, Inc.	239,843
15,560	@	WellPoint, Inc.	1,083,598

			1,323,441

		Household Products/Wares: 0.4%
6,580		Kimberly-Clark Corp.	411,842

			411,842

		Insurance: 5.4%
11,050		AMBAC Financial Group, Inc.	770,848
15,090		Assurant, Inc.	544,749
12,370		Genworth Financial, Inc.	373,945
10,470		Hartford Financial Services Group, Inc.	782,947

See Accompanying Notes to Financial Statements

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
23,310	@@	RenaissanceRe Holdings Ltd.	$1,147,784
39,037	@@	Willis Group Holdings Ltd.	1,277,291

			4,897,564

		Iron/Steel: 0.8%
20,360		United States Steel Corp.	699,773

			699,773

		Leisure Time: 1.2%
8,890		Carnival Corp.	484,950
29,340		Sabre Holdings Corp.	585,333

			1,070,283

		Media: 5.9%
37,140		Dex Media, Inc.	906,587
8,780	@	Liberty Global, Inc.	409,763
193,340	@	Liberty Media Corp.	1,970,135
23,190		News Corp.	375,214
53,900		Viacom, Inc.	1,725,878

			5,387,577

		Mining: 0.9%
31,030		Alcoa, Inc.	810,814

			810,814

		Miscellaneous Manufacturing: 5.5%
7,470		3M Co.	540,081
14,510		Eaton Corp.	869,149
49,020		General Electric Co.	1,698,543
63,430	@@	Tyco Intl., Ltd.	1,852,156

			4,959,929

		Office/Business Equipment: 0.4%
29,220	@	Xerox Corp.	402,944

			402,944

		Oil and Gas: 13.1%
8,940		Anadarko Petroleum Corp.	734,421
8,050		Apache Corp.	520,030
24,650		ChevronTexaco Corp.	1,378,428
27,310		ConocoPhillips	1,570,052
89,780		Exxon Mobil Corp.	5,159,656
13,130		GlobalSantaFe Corp.	535,704
8,150		Occidental Petroleum Corp.	626,980
15,770		Rowan Cos., Inc.	468,527
14,500		Unocal Corp.	943,225

			11,937,023

		Packaging and Containers: 0.8%
31,870	@	Pactiv Corp.	687,755

			687,755

		Pharmaceuticals: 4.3%
8,480		AmerisourceBergen Corp.	586,392
5,600		Eli Lilly & Co.	311,976
12,380	@	Forest Laboratories, Inc.	480,963
65,290		Pfizer, Inc.	1,800,698
16,100		Wyeth	716,450

			3,896,479

		Real Estate Investment Trusts: 2.3%
13,650		Mack-Cali Realty Corp.	618,345
18,940		ProLogis	762,146
31,560		United Dominion Realty Trust, Inc.	759,018

			2,139,509

		Retail: 2.6%
35,160		Dollar General Corp.	715,858
12,100	@	Kohl’s Corp.	676,511
17,500		McDonald’s Corp.	485,625
21,920		Staples, Inc.	467,334

			2,345,328

		Savings and Loans: 0.2%
5,380		Washington Mutual, Inc.	218,912

			218,912

		Software: 1.5%
26,210		Computer Associates Intl., Inc.	720,251
25,530		Microsoft Corp.	634,165

			1,354,416

		Telecommunications: 6.0%
13,310	@	Cisco Systems, Inc.	254,354
23,710	@	Corning, Inc.	394,060
27,300		SBC Communications, Inc.	648,375
70,800		Sprint Corp.	1,776,372
69,040		Verizon Communications, Inc.	2,385,332

			5,458,493

		Transportation: 0.7%
10,380		Union Pacific Corp.	672,624

			672,624

		Total Common Stock (Cost $86,441,729)	88,217,826

Total Investments In Securities (Cost $86,441,729)*	97.1%	$88,217,826
Other Assets and Liabilities-Net	2.9	2,644,475

Net Assets	100.0%	$90,862,301

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $86,475,041. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,844,186
Gross Unrealized Depreciation	(1,101,401)

Net Unrealized Appreciation	$1,742,785

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 93.2%
		Australia: 3.2%
45,027		Amcor Ltd.	$229,294
491,404		BHP Billiton Ltd.	6,719,756
64,291		Brambles Industries Ltd.	398,647
35,395		CSL Ltd/ Australia	906,479
566,558		Macquarie Airports	1,539,344
3,834		Macquarie Bank Ltd	174,617
458,936		Macquarie Infrastructure Group	1,447,868
237,146		Newcrest Mining Ltd.	3,124,473
159,715		Patrick Corp., Ltd.	678,240
78,742	L	Rio Tinto Ltd.	2,675,105
65,589	@	Transurban Group	370,974

			18,264,797

		Austria: 3.8%
54,599		Bank Austria Creditanstalt AG	5,682,722
47,594		Erste Bank der Oesterreichischen Sparkassen AG	2,379,334
12,376		Flughafen Wien AG	803,434
13,431		OMV AG	5,846,103
68,099	@	Raiffeisen Intl. Bank Holding AG	4,353,868
79,911		Telekom Austria AG	1,553,144
28,823		Wienerberger AG	1,337,908

			21,956,513

		Belgium: 1.4%
10,617		Almancora Comm. Va	967,431
57,921		Fortis	1,603,719
24,164		InBev	816,814
62,033		KBC Bancassurance Holding	4,895,209

			8,283,173

		Bulgaria: 0.0%
495,580	@	Republic of Bulgaria	216,488

			216,488

		Canada: 1.1%
136,107	@	Bema Gold Corp.	323,376
52,300		Canadian Natural Resources Ltd.	1,895,918
2,680	@	Centerra Gold, Inc.	42,449
101,674	@	Eldorado Gold Corp.	269,791
45,550		EnCana Corp.	1,797,380
17,388	@	Ivanhoe Mines Ltd.	135,152
12,234		Petro-Canada	796,588
14,161	L	Talisman Energy, Inc.	530,691
18,727		Teck Cominco Ltd.	632,083

			6,423,428

		China: 0.3%
816,000		Beijing Capital Intl. Airport Co., Ltd.	324,403
86,700		Shenzhen Chiwan Wharf Holdings Ltd.	187,045
569,496		Weiqiao Textile Co.	798,939
241,154		Wumart Stores, Inc.	387,792

			1,698,179

		Cyprus: 0.0%
56,170		Bank of Cyprus Public Co., Ltd.	213,205

			213,205

		Czech Republic: 1.4%
67,800	@	Cesky Telecom AS	1,270,167
43,380		CEZ	818,030
47,750		Komercni Banka AS	5,900,620

			7,988,817

		Denmark: 0.8%
5,475		Bryggerigruppen	443,452
5,250		Chr Hansen Holding A/ S	795,029
56,902		Danske Bank A/ S ADR	1,709,687
5,820		Kobenhavns Lufthavne	1,381,743
18,000	@	Vestas Wind Systems A/ S	297,918

			4,627,829

		Finland: 1.1%
95,312		Fortum Oyj	1,528,910
37,229	@	Neste Oil Oyj	964,525
152,924		Nokia Oyj	2,545,559
14,300		Stockmann Oyj Abp	510,235
26,700		UPM-Kymmene Oyj	511,233

			6,060,462

		France: 10.5%
4,514		Accor SA	211,156
12,479		Air Liquide	2,123,051
161,983	@	Alcatel SA	1,767,049
18,232	@	Altran Technologies SA	160,391
8,290	@	Atos Origin	524,514
31,099		Autoroutes du Sud de la France	1,777,918
16,588		AXA	413,166
40,087		BNP Paribas	2,739,058
51,554		Bouygues	2,132,060
28,519		Carrefour SA	1,379,814
8,832		Cie de Saint-Gobain	488,728
8,517		Compagnie Generale des Etablissements Michelin	517,399
22,503	L	France Telecom SA	655,152
16,620		Generale de Sante	406,047
112,325	L	Havas SA	612,655
22,292	@	JC Decaux SA	564,209
53,390		Lafarge SA	4,854,839
81,967		LVMH Moet Hennessy Louis Vuitton SA	6,312,921
17,191	L	Pernod-Ricard	2,745,407
13,963		Pinault-Printemps-Redoute	1,437,159
16,955	L	Publicis Groupe	498,972
7,341		Renault SA	645,039

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		France (continued)
55,431		Sanofi-Aventis	$4,541,549
15,048		Schneider Electric SA	1,132,048
14,385		Societe Des Autoroutes Paris-Rhin-Rhone	853,148
54,744		Societe Television Francaise 1	1,451,883
43,168		Suez SA	1,167,320
32,420		Thales SA	1,313,914
44,010		Total SA	10,302,407
23,313		Veolia Environnement	873,020
50,091		Vinci SA	4,164,464
65,560		Vivendi Universal SA	2,055,391

			60,821,848

		Germany: 7.2%
6,661		Adidas-Salomon AG	1,113,881
7,345		Allianz AG	840,174
31,830		BASF AG	2,107,619
60,716	@	Bayerische Hypo-und Vereinsbank AG	1,574,858
9,857		Bilfinger Berger AG	458,981
51,842		Commerzbank AG	1,124,805
7,016		Continental AG	503,361
21,546		Deutsche Bank AG	1,677,488
6,334		Deutsche Boerse AG	492,614
116,262		Deutsche Post AG	2,704,107
5,586	L	Deutsche Postbank AG	273,555
116,832		Deutsche Telekom AG	2,153,415
63,702		E.ON AG	5,657,355
79,482		Fraport AG Frankfurt Airport Services Worldwide	3,356,431
3,608	@	Freenet.de AG	90,282
9,935		Fresenius AG	1,104,152
26,822	L	Fresenius Medical Care AG	2,285,389
8,215		Heidelbergcement AG	590,762
14,091		Henkel KGaA	1,182,326
31,596		Hypo Real Estate Holding AG	1,197,046
19,592		IVG Immobilien AG	362,247
44,639	@,L	KarstadtQuelle AG	594,020
15,229		Linde AG	1,025,545
20,178		MAN AG	835,910
39,295		Metro AG	1,946,650
5,326		Muenchener Rueckversicherungs AG	564,724
11,642	@,L	Premiere AG	401,690
1,924		Puma AG Rudolf Dassler Sport	475,675
38,288		RWE AG	2,460,624
38,595		Siemens AG	2,808,216

			41,963,902

		Greece: 0.4%
14,780		Alpha Bank AE	393,358
39,802	@	Hellenic Telecommunications Organization SA	771,326
30,854		National Bank of Greece SA	1,045,985

			2,210,669

		Hong Kong: 0.2%
216,000		China Merchants Holdings Intl. Co., Ltd.	418,022
363,000	@,L	Clear Media Ltd.	315,214
558,000		Texwinca Holdings Ltd.	461,685

			1,194,921

		Hungary: 1.9%
7,541		Egis Rt.	701,265
3,148		Gedeon Richter Rt.	462,313
350,834		Matav Magyar Tavkozlesi Rt.	1,499,368
4,808		Mol Magyar Olaj- es Gazipari Rt.	403,061
230,345		OTP Bank Rt.	7,796,945

			10,862,952

		Indonesia: 0.3%
2,292,797		Bank Mandiri Persero Tbk PT	351,378
2,083,000		Indofood Sukses Makmur Tbk PT	234,598
219,310		Semen Gresik Persero Tbk PT	431,105
1,513,618		Telekomunikasi Indonesia Tbk PT	782,328

			1,799,409

		Ireland: 0.3%
51,377	@	Celtic Resources Holdings PLC	358,288
8,777		Depfa Bank PLC	140,872
561,012	@	Dragon Oil PLC	1,077,692

			1,576,852

		Italy: 4.7%
114,723		Assicurazioni Generali S.p.A.	3,575,730
9,136		Autostrada Torino-Milano S.p.A.	199,811
415,132		Banca Intesa S.p.A.	1,895,926
478,815		Banca Intesa S.p.A.	2,043,439
80,332	L	Banca Monte dei Paschi di Siena SpA	283,090
9,298		Banca Popolare dell’Emilia Romagna SCRL	473,110
213,426		Banca Popolare di Milano SCRL	2,101,456
29,868		Banca Popolare di Sondrio SCRL	414,160
76,889		Banche Popolari Unite SCRL	1,525,017
329,919		Beni Stabili S.p.A.	337,118
63,848		Buzzi Unicem S.p.A.	926,654
401,403		Capitalia S.p.A.	2,240,133
623,753		Cassa di Risparmio di Firenze S.p.A.	1,620,538
155,997		Credito Emiliano S.p.A.	1,582,927
197,332	L	Enel S.p.A.	1,722,770
74,966	L	ENI S.p.A.	1,927,019
82,656		Mediobanca S.p.A.	1,545,483
51,866		Saipem S.p.A.	697,809
60,513		Sanpaolo IMI S.p.A.	829,455
15,808		Societa Iniziative Autostradali e Servizi S.p.A.	217,598
156,409		UniCredito Italiano S.p.A.	824,966

			26,984,209

		Japan: 11.6%
2,190		Acom Co., Ltd.	139,692
14,225		Aeon Credit Service Co., Ltd.	888,614
8,050		Aiful Corp.	599,068
15,500		Aisin Seiki Co., Ltd.	335,276
41,000		Asahi Glass Co., Ltd.	428,834
27,000		Bank of Fukuoka Ltd.	159,398
176,000		Bank of Yokohama Ltd.	1,012,039
32,000	L	Bridgestone Corp.	613,776
62,480		Canon, Inc.	3,277,815
29,900		Casio Computer Co., Ltd.	389,252
25,000		Chiba Bank Ltd.	164,099
57,988		Credit Saison Co. Ltd.	1,921,065
27,000		Dai Nippon Printing Co., Ltd.	433,262
16,000		Daihatsu Motor Co., Ltd.	137,551
43,020		Denso Corp.	977,727
182		East Japan Railway Co.	934,171
6,900		Exedy Corp.	121,372
30,700		Fuji Photo Film Co., Ltd.	993,041
376		Fuji Television Network, Inc.	727,405
45,000		Gunma Bank Ltd/ The	269,001
23,100		Hitachi Capital Corp.	455,525
68,276		Hitachi Ltd.	413,192
49,957		Honda Motor Co., Ltd.	2,455,833
10,200	L	Ibiden Co., Ltd.	266,424
6,600		Ito En Ltd.	338,663
12,372		Ito-Yokado Co., Ltd.	408,392
428		Japan Tobacco, Inc.	5,695,070
35,000		Joyo Bank Ltd.	170,748
93,664		Kao Corp.	2,202,692
51,920		Koito Manufacturing Co., Ltd.	541,479
4,600		Kyocera Corp.	350,964

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
291,280		Matsushita Electric Industrial Co. Ltd.	$4,406,279
664		Mitsubishi Tokyo Financial Group, Inc.	5,602,316
546		Mizuho Financial Group, Inc.	2,456,544
5,600		Nidec Corp.	590,840
82,531	L	Nikko Cordial Corp.	360,927
81		Nippon Telegraph & Telephone Corp.	346,666
128,073		Nissan Motor Co., Ltd.	1,267,278
12,600		Nissin Food Products Co., Ltd.	322,941
21,800		Nitto Denko Corp.	1,243,255
137,000		Nomura Holdings, Inc.	1,629,114
659		NTT DoCoMo, Inc.	971,813
1,300		ORIX Corp.	194,291
22,000		Ricoh Co., Ltd.	342,820
43,183	@,L	Sanyo Electric Co., Ltd.	110,224
9,500		Secom Co. Ltd.	407,961
183,074	@,L	Seiyu Ltd.	328,301
32,034		Sharp Corp.	498,903
29,300		Shin-Etsu Chemical Co. Ltd.	1,109,600
67,897		Shiseido Co., Ltd.	855,210
3,027		SMC Corp.	328,463
49,068		Sony Corp.	1,685,956
56,000		Sumitomo Heavy Industries Ltd.	268,209
361		Sumitomo Mitsui Financial Group, Inc.	2,429,773
107,000		Sumitomo Trust & Banking Co., Ltd.	648,106
11,200		Takeda Pharmaceutical Co., Ltd.	554,315
12,640		Takefuji Corp.	851,502
5,500		TDK Corp.	374,175
16,800		Terumo Corp.	483,801
100,300		Tokyo Broadcasting System, Inc.	1,655,024
43,000		Toppan Printing Co., Ltd.	453,842
136,700		Toyota Motor Corp.	4,882,649
17,361		Uni-Charm Corp.	698,012
15,000		Yamaha Motor Co., Ltd.	274,519
21,254		Yamanouchi Pharmaceutical Co. Ltd.	724,551

			67,179,620

		Luxembourg: 0.2%
17,772	@,L	Millicom Intl. Cellular SA	325,938
10,986	@	SBS Broadcasting SA	517,770

			843,708

		Malaysia: 0.0%
24,200		Kuala Lumpur Kepong Bhd	43,624

			43,624

		Mexico: 0.7%
7,900	@,L	America Movil SA de CV ADR	470,919
32,600		Consorcio ARA SA de CV	112,493
4,800		Fomento Economico Mexicano SA de CV	285,936
155,562		Fomento Economico Mexicano SA de CV ADR	926,555
9,300		Grupo Aeroportuario del Sureste SA de CV ADR	296,205
273,990		Grupo Financiero Banorte SA de CV	1,804,506
96,115		Grupo Financiero Inbursa SA	207,736
36,508	@	Urbi Desarrollos Urbanos SA de C.V	200,312

			4,304,662

		Netherlands: 2.2%
110,125		ABN AMRO Holding NV	2,706,638
42,055		Aegon NV	541,767
2,400	@,#	Efes Breweries Intl. NV GDR	81,240
7,073		Euronext NV	236,263
36,658		Heineken NV	1,131,383
72,044		Koninklijke Philips Electronics NV	1,815,406
51,395		Royal Dutch Petroleum Co.	3,342,512
9,966	@	Royal Numico NV	398,087
49,266		TPG NV	1,246,671
13,037		Unilever NV	844,682
15,200		VNU NV	423,260

			12,767,909

		New Zealand: 0.1%
436,996		Auckland Intl. Airport Ltd.	725,417

			725,417

		Norway: 2.7%
121,000		Acta Holding ASA	237,325
39,513		DNB NOR ASA	410,716
68,935		Norsk Hydro ASA	6,263,181
20,700		Orkla ASA	761,402
15,239		Smedvig ASA	307,348
336,995		Statoil ASA	6,857,722
49,207		Telenor ASA	391,083
3,800	@	TGS Nopec Geophysical Co. ASA	101,598
73,600		Tomra Systems ASA	301,107

			15,631,482

		Peru: 0.1%
7,879	L	Southern Peru Copper Corp	337,536

			337,536

		Philippines: 0.1%
14,840		Ayala Corp	83,527
96,000		Bank of the Philippine Islands	83,264
4,653		Globe Telecom, Inc.	66,422
16,600	L	Philippine Long Distance Telephone ADR	482,230

			715,443

		Poland: 4.0%
40,547		Agora SA	774,545
11,335		Bank BPH	1,927,325
103,981		Bank Millennium SA	102,744
125,048		Bank Pekao SA	5,362,350
57,486		Bank Zachodni WBK SA	1,818,429
41,131	@	Budimex SA	575,896
33,704	@	CCC SA	141,234
15,074	@	Cersanit Krasnystaw SA	517,452
11,976		Grupa Kety SA	431,258
14,368		Inter Cars SA	128,599
5,670	@	Inter Groclin Auto SA	167,592
20,025		Orbis SA	138,240
11,813		Polska Grupa Farmaceutyczna SA	187,229
24,839		Polski Koncern Naftowy Orlen	372,853
900,898	@	Powszechna Kasa Oszczednosci Bank Polski SA	7,287,585
27,789		Sniezka SA	231,689
2,682	@	Stomil Sanok	93,780
302,924		Telekomunikacja Polska SA	1,862,940
195,870	@	ZM Duda SA	689,785

			22,811,525

		Portugal: 0.2%
399,508		Banco Comercial Portugues SA	1,023,410
9,909		Jeronimo Martins	142,248

			1,165,658

		Romania: 0.8%
2,625,609		Impact	339,595
2,870,500	@	Rolast AG	94,285
788,500		Romanian Bank for Development SA	1,148,823

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Romania (continued)
23,148,482	@	SNP Petrom SA	$3,132,589
1,544,000	@	Socep Constanta	145,265

			4,860,557

		Russia: 4.0%
144,700		LUKOIL ADR	5,308,637
58,900		MMC Norilsk Nickel ADR	3,592,900
12,547		Moscow City Telephone ADR	173,149
2,606		North-West Telecom ADR	80,786
558		NovaTek OAO	892,800
78,879	L	OAO Gazprom ADR	2,831,959
11,243		Sberbank RF	7,420,380
6,816		Sibirtelecom OAO ADR	297,178
162,280	@	Tyumen Oil Co.	759,470
105,214		Uralsvyazinform ADR	713,350
90,615	L	VolgaTelecom ADR	579,936
18,703	@	Wimm-Bill-Dann Foods OJSC ADR	307,290

			22,957,835

		South Africa: 0.4%
179,625		Nedcor Ltd.	1,999,792

			1,999,792

		South Korea: 0.9%
10,686		Samsung Electronics Co., Ltd.	5,065,737

			5,065,737

		Spain: 1.3%
13,809		ACS Actividades Cons y Serv	385,901
27,141		Altadis SA	1,135,956
101,513		Cintra Concesiones de Infraestructuras de Transporte SA	1,189,678
36,568		Fadesa Inmobiliaria SA	1,045,441
21,455		Grupo Empresarial Ence SA	579,787
27,344		Grupo Ferrovial SA	1,760,165
29,273		Inditex SA	752,502
39,291		Promotora de Informaciones SA	760,436

			7,609,866

		Sweden: 4.2%
18,209		Autoliv, Inc.	794,091
32,800	@	Capio AB	482,563
11,749	@	Elekta AB	487,089
88,400		ForeningsSparbanken AB	1,938,756
126,119		Getinge AB	1,716,576
14,400		Hennes & Mauritz AB	505,301
4,700		Lindex AB	219,379
34,750	@	Modern Times Group AB	1,061,890
10,518		Nobia AB	152,727
533,500		Nordea Bank AB	4,835,802
191,521		Skandia Forsakrings AB	1,052,158
234,400		Skandinaviska Enskilda Banken AB	3,890,957
326,266		Skanska AB	4,021,756
9,300		Svenska Cellulosa AB	297,237
105,047		Svenska Handelsbanken	2,140,329
110,802		Telefonaktiebolaget LM Ericsson	353,645
24,500		TeliaSonera AB	116,654

			24,066,910

		Switzerland: 6.1%
5,689		Adecco SA	258,180
2,990		BKW FMB Energie AG	187,359
48,435		Compagnie Financiere Richemont AG	1,624,551
30,452		Credit Suisse Group	1,194,019
114,122		Holcim Ltd.	6,934,026
26,821		Nestle SA	6,853,906
119,496		Novartis AG	5,675,042
65,780		Roche Holding AG	8,302,516
344		SGS SA	235,808
22,400		Swatch Group AG	3,138,052
11,380		UBS AG	887,407
898	@	Unique Zurich Airport	133,167

			35,424,033

		Turkey: 3.3%
648,822		Akbank TAS	3,684,080
50,020		Aygaz AS	114,694
80,488		Cimsa Cimento Sanayi VE Tica	381,117
939,205	@	Dogan Sirketler Grubu Holdings	2,341,230
37,326		Dogus Otomotiv Servis ve Ticaret AS	89,817
840,920		Haci Omer Sabanci Holding AS	3,201,250
82,817		Hurriyet Gazetecilik AS	194,557
50,762	@	Is Finansal Kiralama AS	111,588
457,012		KOC Holding AS	1,993,437
41,468		Migros Turk TAS	318,040
4,719		Trakya Cam Sanayi AS	15,749
6,682		Turk Sise ve Cam Fabrikalari AS	19,271
35,382		Turkcell Iletisim Hizmet AS	173,399
787,264	@	Turkiye Garanti Bankasi AS	3,338,873
451,400		Turkiye Is Bankasi	2,603,618
57,642	@	Yapi ve Kredi Bankasi	217,520

			18,798,240

		Ukraine: 0.0%
2,095	@,I	Centrenergo ADR	16,971
233	L	Ukrnafta Oil Co. ADR	48,236
16,020		UkrTelecom ADR	100,852

			166,059

		United Kingdom: 11.4%
23,576		Anglo American PLC	551,551
104,676		Associated British Ports Holdings PLC	921,965
72,969		BAA PLC	808,822
168,161		Barclays PLC	1,667,553
320,653		BG Group PLC	2,633,670
904,196		BP PLC	9,407,305
20,846		British Land Co. PLC	326,728
103,345		British Sky Broadcasting PLC	972,543
145,692		Burberry Group PLC	1,050,702
129,507		Cadbury Schweppes PLC	1,232,964
132,978		Compass Group PLC	557,080
389,132		Diageo PLC	5,726,914
31,518		Exel PLC	478,255
5,097		Forth Ports PLC	119,781
295,752		GlaxoSmithKline PLC	7,149,399
94,797		Highland Gold Mining Ltd.	275,268
153,998		Hilton Group PLC	787,611
64,529		Imperial Tobacco Group PLC	1,734,800
51,281		National Grid Transco PLC	495,843
84,743		Pearson PLC	995,843
257,915		Peninsular and Oriental Steam Navigation Co.	1,463,357
60,326	@	Peter Hambro Mining PLC	694,062
154,588		Prudential PLC	1,370,421
74,420		Reckitt Benckiser PLC	2,187,005
40,634		Royal Bank of Scotland Group PLC	1,223,956
56,999		Scottish & Newcastle PLC	472,313
28,857		Scottish & Southern Energy PLC	522,427
357,492		Shell Transport & Trading Co. PLC	3,462,914
237,729		Smith and Nephew PLC	2,338,143
29,242		Smiths Group PLC	480,052
25,592	@,L	Telewest Global Inc	582,986
522,711		Tesco PLC	2,979,147
3,234,972		Vodafone Group PLC	7,868,350
19,254	@	Whitbread PLC	327,481
55,749	@	William Hill PLC	536,981

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
17,506		Wolseley PLC	$367,126
119,822		WPP Group PLC	1,227,836

			65,999,154

		United States: 0.2%
52,190	L	News Corp.	879,923
5,800		News Corp. — Class B	98,507

			978,430

		Venezuela: 0.1%
26,618		Cia Anonima Nacional Telefonos de Venezuela ADR	504,145

			504,145

		Total Common Stock (Cost $513,395,494)	538,104,995

PREFERRED STOCK: 0.5%
		Germany: 0.5%
4,795		Henkel KGaA	428,168
112,046		ProSieben SAT.1 Media AG	1,949,786
2,606		Rhoen Klinikum AG	180,609
9,022		Volkswagen AG	314,429

		Total Preferred Stock (Cost $2,868,785)	2,872,992

EQUITY LINKED SECURITY: 0.6%
		Guernsey: 0.0%
7,496		Calyon Financial Products Guernsey Ltd.	117,474

			117,474

		India: 0.4%
61,236	@	ICICI Bank Ltd.	341,697
331,023	@	ICICI Bank Ltd.	1,847,109

			2,188,806

		Philippines: 0.2%
69	@	Morgan Stanley — Equity basket	1,019,200

			1,019,200

		Total Equity Linked Security (Cost $3,139,356)	3,325,480

MUTUAL FUNDS: 2.2%
		European Union: 2.0%
295,607		EETF — iShares DJ Euro STOXX 50	11,476,960

			11,476,960

		Romania: 0.2%
422,000		Banat Crisana Arad	184,336
458,000		Moldova Bacau	167,744
346,500		Transilvania Brasov	153,685
635,000		Muntenia Bucuresti	188,829
403,500		Oltenia Craiova	178,967

			873,561

		Total Mutual Funds (Cost $12,701,889)	12,350,521

Principal
Amount		Value

OTHER BONDS: 0.1%
	Venezuela: 0.1%
$748,000	Venezuela Government Intl. Bond, 9.250%, due 09/15/27	$786,148

	Total Other Bonds (Cost $658,914)	786,148

	Total Long-Term Investments (Cost $532,764,438)	557,440,136

SHORT-TERM INVESTMENTS: 8.7%
	U.S. Government Obligations: 5.5%
31,800,000	Federal Home Loan Bank, 2.300%, due 07/01/05	31,797,968

		31,797,968

	Total U.S. Government Agency Obligations (Cost $31,800,000)	31,797,968

	Securities Lending CollateralCC: 3.2%
18,574,314	The Bank of New York Institutional Cash Reserves Fund	18,574,314

	Total Securities Lending Collateral (Cost $18,574,314)	18,574,314

	Total Short-Term Investments (Cost $50,374,314)	50,372,282

Total Investments In Securities (Cost $583,138,752)*	105.3%	$607,812,418
Other Assets and Liabilities-Net	(5.3)	(30,559,224)

Net Assets	100.0%	$577,253,194

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $583,709,182. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,095,831
Gross Unrealized Depreciation	(13,992,595)

Net Unrealized Appreciation	$24,103,236

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Czech Republic Koruna
CZK 61,378,972	Buy	10/21/05	2,648,042	$2,486,952	$(161,090)
Euro
EUR 12,384,005	Buy	07/13/05	16,131,900	14,999,404	(1,132,496)
British Pound Sterling
GBP 883,489	Buy	08/31/05	1,617,800	1,580,263	(37,537)

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

British Pound Sterling
GBP 1,937,050	Buy	08/31/05	3,681,538	$3,464,728	$(216,810)
Hungarian Forint
HUF 148,570,141	Buy	07/21/05	724,474	726,702	2,228
Hungarian Forint
HUF 516,793,349	Buy	08/31/05	2,510,863	2,517,533	6,670
Hungarian Forint
HUF 239,855,903	Buy	08/31/05	1,165,350	1,168,446	3,096
Hungarian Forint
HUF 268,383,540	Buy	07/08/05	1,309,584	1,314,459	4,875
Japanese Yen
JPY 289,352,500	Buy	12/01/05	2,900,195	2,652,365	(247,830)
Japanese Yen
JPY 1,198,255,000	Buy	07/21/05	11,894,767	10,835,015	(1,059,752)
Japanese Yen
JPY 509,124,873	Buy	08/08/05	4,890,400	4,611,914	(278,486)
Japanese Yen
JPY 2,287,084,901	Buy	12/09/05	21,791,100	20,982,284	(808,816)
Polish New Zloty
PLN 1,094,806	Buy	08/31/05	1,094,806	1,080,900	(13,906)
Polish New Zloty
PLN 17,995,155	Buy	07/21/05	5,433,320	5,381,436	(51,884)
Polish New Zloty
PLN 7,170,376	Buy	08/31/05	2,149,876	2,141,088	(8,788)
Polish New Zloty
PLN 8,810,600	Buy	09/27/05	2,641,028	2,629,271	(11,757)
Polish New Zloty
PLN 4,223,964	Buy	07/08/05	1,267,042	1,263,940	(3,102)
Turkish Lira
TRY 8,000,091	Buy	10/20/05	5,550,531	5,782,882	232,351
Turkish Lira
TRY 3,292,382	Buy	09/27/05	2,363,061	2,395,824	32,763
Turkish Lira
TRY 3,930,010	Buy	11/28/05	2,771,517	2,808,764	37,247
Japanese Yen
JPY 579,831,699	Buy	12/01/05	5,808,482	5,232,666	(575,816)

					$(4,288,840)

			USD
Czech Republic Krona
CZK 30,699,400	Sell	08/31/05	1,368,066	1,240,162	$127,904
Polish New Zloty
PLN 4,223,964	Sell	07/05/05	1,310,000	1,263,941	46,059
Hungarian Forint
HUF 268,383,540	Sell	07/08/05	1,381,000	1,314,459	66,541
Turkish Lira
TRY 2,583,803	Sell	10/07/05	1,784,000	1,874,731	(90,731)
Czech Republic Krona
CZK 8,420,703	Sell	10/11/05	364,000	340,973	23,027
Turkish Lira
TRY 8,000,091	Sell	10/20/05	5,469,400	5,782,882	(313,482)
Czech Republic Krona
CZK 61,378,972	Sell	10/21/05	2,651,600	2,486,952	164,648
Hungarian Forint
HUF 531,648,282	Sell	07/21/05	2,738,500	2,600,453	138,047
Polish New Zloty
PLN 11,004,584	Sell	07/21/05	3,394,800	3,290,912	103,888
Polish New Zloty
PLN 17,995,155	Sell	07/21/05	5,603,000	5,381,436	221,564
Hungarian Forint
HUF 148,570,140	Sell	07/21/05	773,400	726,702	46,698
Turkish Lira
TRY 2,957,687	Sell	10/20/05	2,038,800	2,137,970	(99,170)
Czech Republic Krona
CZK 62,799,497	Sell	10/21/05	2,736,600	2,544,509	192,091
Polish New Zloty
PLN 6,435,472	Sell	07/21/05	1,932,400	1,924,523	7,877
Czech Republic Krona
CZK 47,888,457	Sell	11/30/05	1,981,400	1,945,266	36,134
Hungarian Forint
HUF 239,855,904	Sell	08/31/05	1,171,200	1,168,446	2,754
Polish New Zloty
PLN 3,619,868	Sell	08/31/05	1,079,800	1,080,900	(1,100)
Turkish Lira
TRY 3,930,010	Sell	11/28/05	2,669,300	2,808,764	(139,464)
Polish New Zloty
PLN 7,170,376	Sell	08/31/05	2,144,700	2,141,088	3,612
Hungarian Forint
HUF 516,793,350	Sell	08/31/05	2,530,200	2,517,533	12,667
Turkish Lira
TRY 3,912,677	Sell	09/26/05	2,803,782	2,848,123	(44,341)
Czech Republic Krona
CZK 32,705,291	Sell	09/27/05	1,335,237	1,323,147	12,090
Turkish Lira
TRY 3,292,382	Sell	09/27/05	2,356,921	2,395,824	(38,903)
Polish New Zloty
PLN 8,810,560	Sell	09/27/05	2,643,036	2,629,261	13,775
Hungarian Forint
HUF 26,408,826	Sell	09/29/05	1,287,590	128,347	1,159,243

					$1,651,428

Percentage of
Industry	Net Assets

Advertising	0.6%
Aerospace/ Defense	0.2
Agriculture	1.5
Apparel	0.5
Auto Manufacturers	1.7
Auto Parts and Equipment	0.8
Banks	23.4
Beverages	2.2
Building Materials	2.9
Chemicals	1.2
Commercial Services	1.2
Computers	0.2
Cosmetics/ Personal Care	0.7
Distribution/ Wholesale	0.1
Diversified Financial Services	2.4
Electric	2.3
Electrical Components and Equipment	1.2
Electronics	0.5
Engineering and Construction	4.0
Entertainment	0.2
Environmental Control	0.1
Food	3.3
Food Service	—
Forest Products and Paper	0.2
Hand/ Machine Tools	0.4
Healthcare — Products	1.3
Healthcare — Services	0.4
Holding Companies — Diversified	2.5
Home Furnishings	1.1
Household Products/ Wares	0.7
Housewares	—
Insurance	1.4
Internet	—
Investment Companies	0.5
Leisure Time	—
Lodging	—

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Machinery — Diversified	0.2%
Media	2.6
Mining	3.5
Miscellaneous Manufacturing	0.8
Mutual Funds	2.1
Office/ Business Equipment	0.6
Oil and Gas	12.3
Oil and Gas Services	0.2
Packaging and Containers	0.1
Pharmaceuticals	5.1
Real Estate	0.4
Retail	1.8
Sovereign	5.7
Telecommunications	5.1
Textiles	0.2
Transportation	1.3
Water	0.4
Securities Lending Collateral	3.2
Other assets and liabilities, net	(5.3)

Total net assets	100.0%

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 2.0%
867,600	@@	WPP Group PLC	$8,890,438

			8,890,438

		Commercial Services: 2.9%
288,600		McKesson Corp.	12,926,394

			12,926,394

		Computers: 2.5%
76,900		International Business Machines Corp.	5,705,980
305,700		Seagate Technology, Inc.	5,365,035

			11,071,015

		Diversified Financial Services: 11.2%
115,400		Capital One Financial Corp.	9,233,154
249,000		Citigroup, Inc.	11,511,270
328,800		Countrywide Financial Corp.	12,694,968
464,332		J.P. Morgan Chase & Co.	16,400,206

			49,839,598

		Electric: 4.9%
1,334,900	@	AES Corp.	21,865,662

			21,865,662

		Environmental Control: 1.9%
304,200		Waste Management, Inc.	8,621,028

			8,621,028

		Food: 2.3%
409,800		Albertson’s, Inc.	8,474,664
87,700	@	Kroger Co.	1,668,931

			10,143,595

		Healthcare — Services: 12.4%
258,900		Aetna, Inc.	21,442,098
184,700	@	Health Net, Inc.	7,048,152
524,900		UnitedHealth Group, Inc.	27,359,566

			55,849,816

		Insurance: 4.4%
170,300		MGIC Investment Corp.	11,106,966
218,200		St. Paul Travelers Cos., Inc.	8,625,446

			19,732,412

		Internet: 18.1%
601,800	@	Amazon.Com, Inc.	19,907,545
397,300	@	eBay, Inc.	13,114,873
53,800	@	Google, Inc.	15,825,270
871,200	@	IAC/InterActiveCorp	20,952,360
25,600	@	Symantec Corp.	556,544
294,700	@	Yahoo!, Inc.	10,211,355

			80,567,947

		Media: 4.5%
742,600	@	DIRECTV Group, Inc.	11,510,300
514,900	@	Time Warner, Inc.	8,603,979

			20,114,279

		Miscellaneous Manufacturing: 8.5%
461,700		Eastman Kodak Co.	12,396,645
872,200	@@	Tyco Intl. Ltd.	25,468,240

			37,864,885

		Pharmaceuticals: 1.5%
244,400		Pfizer, Inc.	6,740,552

			6,740,552

		Retail: 5.2%
254,900		Home Depot, Inc.	9,915,610
89,800	@	Sears Holdings Corp.	13,458,326

			23,373,936

		Savings and Loans: 1.7%
185,600		Washington Mutual, Inc.	7,552,064

			7,552,064

		Software: 4.2%
207,500	@	Electronic Arts, Inc.	11,746,575
153,700	@	Intuit, Inc.	6,933,407

			18,679,982

		Telecommunications: 11.5%
210,800	@	Cisco Systems, Inc.	4,028,388
1,126,500	@	Nextel Communications, Inc.	36,397,215
2,879,500	@	Qwest Communications Intl.	10,682,945

			51,108,548

		Total Common Stock (Cost $401,510,585)	444,942,151

Total Investments In Securities (Cost $401,510,585)*	99.7%	$444,942,151
Other Assets and Liabilities-Net	0.3	1,163,146

Net Assets	100.0%	$446,105,297

See accompanying notes to financial statements

ING LEGG MASON VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $401,719,264. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,807,265
Gross Unrealized Depreciation	(15,584,378)

Net Unrealized Appreciation	$43,222,887

See accompanying notes to financial statements

ING LIMITED MATURITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 42.9%
		Aerospace/ Defense: 0.7%
$2,274,000	C	Raytheon Co., 4.500%, due 11/15/07	$2,281,584

			2,281,584

		Auto Manufacturers: 1.2%
3,934,000		DaimlerChrysler NA Holding Corp., 6.400%, due 05/15/06	4,011,657

			4,011,657

		Banks: 6.0%
320,000	@@,C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	275,366
1,103,000	@@,#	Banco Santander Chile, 3.720%, due 12/09/09	1,106,492
5,000,000	L	Bank of America Corp., 5.250%, due 02/01/07	5,104,681
640,000	@@,C	Bank of Ireland, 3.689%, due 12/29/49	562,491
300,000	@@,C	Bank of Nova Scotia, 2.318%, due 08/31/85	255,840
320,000	@@,C	Den Norske Bank ASA, 3.250%, due 08/29/49	267,200
1,350,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	1,200,112
1,390,000	@@,C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	1,207,927
410,000	#,C	M&T Bank Corp., 3.850%, due 04/01/13	405,399
804,000		PNC Funding Corp., 4.500%, due 03/10/10	809,179
1,859,000		Popular North America, Inc., 4.250%, due 04/01/08	1,860,344
1,390,000	@@,C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	1,226,191
440,000	@@,C	Societe Generale, 3.625%, due 11/29/49	387,876
1,590,000	@@,C	Standard Chartered PLC, 3.750%, due 11/29/49	1,268,025
2,000,000		Union Planters Bank NA, 5.125%, due 06/15/07	2,038,264
2,000,000	L	Wells Fargo & Co., 5.250%, due 12/01/07	2,056,382
390,000	@@,C	Westpac Banking Corp., 3.556%, due 09/30/49	338,449

			20,370,218

		Beverages: 0.3%
886,000	#	Miller Brewing Co., 4.250%, due 08/15/08	882,772

			882,772

		Chemicals: 1.1%
2,000,000	C	Chevron Phillips Chemical Co. LLC, 5.375%, due 06/15/07	2,039,524
1,596,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,627,005

			3,666,529

		Diversified Financial Services: 9.4%
3,000,000	#	AIG SunAmerica Global Financing XII, 5.300%, due 05/30/07	3,061,095
2,506,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	2,413,255
2,000,000	C,L	Boeing Capital Corp., 5.750%, due 02/15/07	2,054,454
1,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	1,238,261
750,000		CIT Group, Inc., 5.750%, due 09/25/07	773,886
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,059,145
4,000,000	L	Citigroup, Inc., 5.000%, due 03/06/07	4,069,576
749,000		Countrywide Home Loans, Inc., 2.875%, due 02/15/07	733,659
348,000		Ford Motor Credit Co., 4.389%, due 03/21/07	340,822
1,000,000		General Electric Capital Corp., 3.500%, due 08/15/07	988,763
3,000,000	L	General Electric Capital Corp., 3.500%, due 12/05/07	2,959,782
348,000		General Motors Acceptance Corp., 4.130%, due 03/20/07	337,668
1,257,000	L	Goldman Sachs Group, Inc., 4.125%, due 01/15/08	1,257,026
4,000,000		JP Morgan Chase & Co., 5.250%, due 05/30/07	4,085,436
4,000,000	C,L	Morgan Stanley, 5.800%, due 04/01/07	4,113,217
2,265,000	#	Pricoa Global Funding I, 3.900%, due 12/15/08	2,241,770

			31,727,815

		Electric: 4.7%
905,000	C	Appalachian Power Co., 3.600%, due 05/15/08	888,978
1,232,000		Commonwealth Edison Co., 7.625%, due 01/15/07	1,294,801
2,000,000	C	Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,070,434
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,122,269

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Electric (continued)
$1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	$1,138,301
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	2,068,060
1,287,000		NiSource, Inc., 3.628%, due 11/01/06	1,270,712
564,000	#,C	Pinnacle West Energy Corp., 3.630%, due 04/01/07	564,373
893,990	#	Power Contract Financing LLC, 5.200%, due 02/01/06	900,141
2,000,000	C	PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,071,316
2,498,000	C	Tampa Electric Co., 5.375%, due 08/15/07	2,554,490

			15,943,875

		Food: 2.0%
625,000		Fred Meyer, Inc., 7.450%, due 03/01/08	672,705
2,305,000		General Mills, Inc., 5.125%, due 02/15/07	2,341,839
850,000		Kellogg Co., 2.875%, due 06/01/08	819,437
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	3,059,736

			6,893,717

		Gas: 0.4%
1,242,000		Sempra Energy, 4.621%, due 05/17/07	1,248,420

			1,248,420

		Healthcare — Services: 0.7%
2,300,000	C	Wellpoint Health Networks, 6.375%, due 06/15/06	2,349,919

			2,349,919

		Home Builders: 0.3%
920,000	C	Centex Corp., 4.750%, due 01/15/08	926,061

			926,061

		Insurance: 1.1%
2,000,000		Allstate Corp., 5.375%, due 12/01/06	2,037,698
691,000		AON Corp, 6.950%, due 01/15/07	713,244
834,000		Prudential Financial, Inc., 4.104%, due 11/15/06	836,588

			3,587,530

		Investment Companies: 1.2%
4,000,000	C,L	Credit Suisse First Boston, 5.750%, due 04/15/07	4,115,616

			4,115,616

		Media: 2.0%
3,114,000	C,L	AOL Time Warner, Inc., 6.150%, due 05/01/07	3,223,500
13,000	C	Clear Channel Communications, Inc., 3.125%, due 02/01/07	12,665
806,000		Clear Channel Communications, Inc., 6.000%, due 11/01/06	818,778
2,631,000		TCI Communications, Inc., 6.875%, due 02/15/06	2,674,422

			6,729,365

		Multi-National: 0.3%
1,038,000	@@,L	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,088,046

			1,088,046

		Oil and Gas: 0.6%
1,998,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	2,065,932

			2,065,932

		Oil and Gas Services: 0.3%
1,189,000	C	Halliburton Co., 6.000%, due 08/01/06	1,211,070

			1,211,070

		Packaging and Containers: 0.3%
1,000,000	#,C	Sealed Air Corp., 5.375%, due 04/15/08	1,024,724

			1,024,724

		Pipelines: 1.9%
876,000	C	Consolidated Natural Gas Co., 5.375%, due 11/01/06	889,698
1,812,000		Duke Capital LLC, 4.302%, due 05/18/06	1,816,153
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,073,785
1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	1,013,601
1,700,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,656,308

			6,449,545

		Real Estate Investment Trusts: 1.2%
2,000,000	C	New Plan Excel Realty Trust, 5.875%, due 06/15/07	2,061,522
2,000,000	C	Simon Property Group LP, 6.375%, due 11/15/07	2,089,130

			4,150,652

		Retail: 0.4%
1,288,000	C,L	May Department Stores Co., 3.950%, due 07/15/07	1,279,714

			1,279,714

		Savings and Loans: 0.9%
3,000,000		Washington Mutual, Inc., 7.500%, due 08/15/06	3,106,095

			3,106,095

		Telecommunications: 4.4%
1,595,000		Ameritech Capital Funding, 6.150%, due 01/15/08	1,668,612
1,000,000	C	AT&T Wireless Services, Inc., 7.350%, due 03/01/06	1,022,015
1,543,000	C	AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,635,062
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,111,841
1,000,000	C,L	Deutsche Telekom Intl. Finance BV, 3.875%, due 07/22/08	989,576
2,156,000	C	Sprint Capital Corp., 6.000%, due 01/15/07	2,210,154
4,000,000	C,L	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,989,224
1,435,000	C	Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,462,942

			15,089,426

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Transportation: 1.5%
$780,000	C	Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	$826,425
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,235,116

			5,061,541

		Total Corporate Bonds/ Notes (Cost $144,256,539)	145,261,823

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.7%
		Federal Home Loan Bank: 1.2%
4,070,000	L	3.250%, due 12/17/07	4,014,676

			4,014,676

		Federal Home Loan Mortgage Corporation: 3.8%
5,095,000	L	3.625%, due 06/20/07	5,076,734
23,300		3.804%, due 07/01/24	23,647
890		4.250%, due 01/01/17	897
5,500,000	L	5.500%, due 07/15/06	5,596,707
68,113		6.000%, due 06/01/11	70,443
110,189		6.000%, due 04/01/13	113,969
1,836,000		6.500%, due 07/15/34	1,900,833

			12,783,230

		Federal National Mortgage Association: 25.6%
40,000,000	C	3.000%, due 03/02/07	39,493,321
12,000,000	C,L	3.410%, due 08/30/07	11,871,984
2,500,000	C	3.550%, due 01/12/07	2,490,998
31,702		4.422%, due 12/01/17	32,278
1,270,773		4.500%, due 09/25/16	1,272,660
2,678,955	C	4.500%, due 12/15/16	2,685,725
1,111,244	C	4.500%, due 06/15/17	1,114,359
3,000,000		5.500%, due 02/15/06	3,032,952
20,500,000	L	5.500%, due 05/02/06	20,785,442
78,075		6.000%, due 02/01/13	80,797
124,282		6.000%, due 04/01/13	128,648
217,611		6.000%, due 07/01/16	225,135
289,098		6.000%, due 03/01/17	299,103
194,189		6.000%, due 05/01/17	200,909
192,805		6.000%, due 09/01/17	199,477
1,507,879		6.500%, due 10/01/22	1,567,606
852,651		6.500%, due 02/01/29	892,872
266,293		6.500%, due 10/01/32	276,133
212,320		7.000%, due 10/01/32	224,031
89,809		7.500%, due 08/01/27	96,168

			86,970,598

		Government National Mortgage Association: 0.1%
21,274		6.000%, due 12/15/08	21,804
21,598		6.000%, due 01/15/09	22,230
152,427		6.000%, due 04/15/13	158,353
50,474		7.500%, due 01/15/24	54,347
13,557		7.500%, due 07/15/27	14,557
10,379		9.000%, due 12/15/26	11,490
2,340		9.500%, due 03/15/20	2,610
37,740		9.500%, due 07/15/21	42,172

			327,563

		Total U.S. Government Agency Obligations (Cost $104,483,353)	104,096,067

U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 13.1%
1,900,000	L	3.000%, due 11/15/07	21,588,626
3,045,000	S,L	3.500%, due 05/31/07	22,981,995

		Total U.S. Treasury Obligations (Cost $44,795,703)	44,570,621

ASSET-BACKED SECURITIES: 9.0%
		Automobile Asset-Backed Securities: 3.3%
9,000,000	C	Honda Auto Receivables Owner Trust, 3.870%, due 04/20/09	8,999,999
2,000,000	C	USAA Auto Owner Trust, 4.000%, due 12/15/09	2,000,000

			10,999,999

		Credit Card Asset-Backed Securities: 2.9%
3,000,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	2,967,255
4,500,000	C	Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,408,219
1,000,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,061,876
1,430,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,454,748

			9,892,098

		Other Asset-Backed Securities: 2.8%
1,561,439	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	1,551,321
4,375,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.983%, due 04/25/26	4,326,058
3,000,000	C	Popular ABS Mortgage Pass-Through Trust, 4.332%, due 06/01/49	2,999,132
730,477	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	726,422

			9,602,933

		Total Asset-Backed Securities (Cost $30,650,058)	30,495,030

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
		Commercial Mortgage-Backed Securities: 0.4%
1,355,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,355,687
57,210	C	Nationslink Funding Corp., 6.001%, due 08/20/30	57,127

			1,412,814

		Whole Loan Collateralized Mortgage Obligations: 1.5%
1,761,437	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	1,757,992
3,285,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.320%, due 07/25/49	3,272,424

			5,030,416

		Total Collateralized Mortgage Obligations (Cost $6,443,412)	6,443,230

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

PREFERRED STOCK: 0.8%
		Banks: 0.8%
254	@,#	DG Funding Trust	$2,732,088

		Total Preferred Stock (Cost $2,763,119)	2,732,088

		Total Long-Term Investments (Cost $333,392,184)	333,598,859

SHORT-TERM INVESTMENTS: 26.3%
		Repurchase Agreement: 1.3%
$4,315,000		Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $4,315,400 to be received upon repurchase (Collateralized by $4,330,000 various U.S. Government Obligation Agencies, 3.870%-5.250%, Market Value plus accrued interest $4,405,838, due 04/21/10 — 04/10/18)	$4,315,000

		Total Repurchase Agreement (Cost $4,315,000)	4,315,000

		Securities Lending CollateralCC: 25.0%
84,777,124		The Bank of New York Institutional Cash Reserves Fund	84,777,124

		Total Securities Lending Collateral (Cost $84,777,124)	84,777,124

		Total Short-Term Investments (Cost $89,092,124)	89,092,124

Principal
Amount			Value

	Total Investments In Securities (Cost $422,484,308)*	124.7%	$422,690,983
	Other Assets and Liabilities-Net	(24.7)	(83,676,154)

	Net Assets	100.0%	$339,014,829

@	Non-income producing security
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $422,565,031. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,570,979
Gross Unrealized Depreciation	(1,385,027)

Net Unrealized Appreciation	$125,952

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO(1)
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005
(as a percent of net assets)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 0.6%
$5,000,000	@@	Barclays Bank PLC, 3.165%, due 08/09/05	$4,999,822

		Total Certificates of Deposit (Cost $4,999,822)	4,999,822

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%
10,200,000	@@,#	Cheyne High Grade ABS CDO, Ltd., 3.250%, due 11/10/05	10,200,000
9,500,000	@@,#,I	Newcastle CDO I Ltd., 3.330%, due 10/24/05	9,500,000
9,500,000	@@,#	Putnam Structured Product CDO, 3.240%, due 08/15/05	9,500,000
8,200,000	@@,#	Whitehawk CDO Funding Ltd., 3.420%, due 09/15/05	8,200,000

		Total Collateralized Mortgage Obligations (Cost $37,400,000)	37,400,000

COMMERCIAL PAPER: 52.5%
4,050,000	@@	Alliance & Leicester Group, 3.330%, due 10/27/05	4,052,103
21,200,000		American Express Bank, 3.196%, due 03/16/06	21,200,000
1,500,000		American Express Bank, 3.210%, due 06/13/06	1,500,278
7,000,000		American Express Credit Corp., 3.286%, due 10/14/05	7,002,052
2,620,000		American General Finance Corp., 5.875%, due 07/14/06	2,669,322
4,000,000	@@	ASB Bank Ltd., 2.790%, due 07/07/05	3,997,833
7,000,000	@@,#	ASB Bank Ltd., 3.110%, due 07/22/05	6,986,729
1,500,000	@@	ASB Bank Ltd., 3.210%, due 08/03/05	1,495,463
29,700,000	@@	ASB Bank Ltd., 3.230%, due 08/09/05	29,593,765
3,000,000		Barton Cap Corp, 3.173%, due 07/01/05	3,000,000
4,600,000		Bellsouth Telecommunications, 3.410%, due 07/01/05	4,600,000
23,500,000		Concord Minutemen Cap, 3.150%, due 07/07/06	23,500,000
17,450,000		Concord Minutemen Cap, 3.160%, due 07/07/06	17,449,869
34,000,000	#	Crown Point Capital Co. LLC, 2.980%, due 07/14/05	33,960,587
17,200,000	I	Goldman Sachs Group LP, 3.270%, due 02/13/06	17,200,000
10,600,000	#	Goldman Sachs Group LP, 3.296%, due 07/29/05	10,600,000
1,300,000		Goldman Sachs Group LP, 3.153%, due 07/01/05	1,300,000
1,500,000		HBOS Treasury Services PLC, 3.264%, due 01/27/06	1,499,692
13,800,000	#	Master Funding LLC, 2.680%, due 07/07/05	13,792,801
7,300,000		Master Funding LLC, 2.880%, due 07/12/05	7,292,996
3,750,000	#	Master Funding LLC, 2.950%, due 07/13/05	3,746,013
4,800,000		Master Funding LLC, 3.000%, due 07/12/05	4,795,204
12,500,000		Master Funding LLC, 3.260%, due 08/09/05	12,454,906
12,000,000		Monument Gardens Funding LLC, 2.600%, due 07/06/05	11,994,800
6,000,000		Monument Gardens Funding LLC, 2.970%, due 07/14/05	5,993,067
20,000,000	#	Monument Gardens Funding LLC, 3.190%, due 08/18/05	19,913,600
9,900,000		Morgan Stanley, 3.340%, due 08/15/05	9,901,742
6,450,000		Morgan Stanley, 3.750%, due 03/27/06	6,462,703
12,000,000		St. Germain Holdings Ltd., 2.760%, due 07/08/05	11,992,650
19,900,000		St. Germain Holdings Ltd., 2.870%, due 07/12/05	19,880,968
10,000,000	#	St. Germain Holdings Ltd, 2.990%, due 07/15/05	9,987,556
4,850,000		Three Pillars Funding, 2.760%, due 07/08/05	4,847,025
10,000,000		Three Pillars Funding, 2.970%, due 07/14/05	9,988,444
20,000,000		Three Pillars Funding, 3.400%, due 07/01/05	20,000,000
8,000,000		Thunder Bay Funding, 3.120%, due 07/01/05	8,000,000
11,600,000		Thunder Bay Funding, 3.123%, due 07/26/05	11,573,940
18,800,000		Verizon Global Funding, 3.500%, due 07/14/06	18,800,000
28,300,000		Washington Mutual Bank, 3.140%, due 05/31/06	28,300,000
4,000,000		WestPac Trust Securities Ltd., 3.200%, due 08/11/05	3,985,103
32,000,000	#	Windmill Funding I Corp., 3.262%, due 07/01/05	31,999,999

		Total Commercial Paper (Cost $467,311,210)	467,311,210

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO(1)
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

CORPORATE BONDS: 31.2%
$6,950,000	#	American General Financial, 3.220%, due 07/14/06	$6,950,000
16,500,000		Bank One Corp., 7.625%, due 08/01/05	16,568,897
13,700,000		Bank One NA, 3.454%, due 07/26/05	13,701,693
10,900,000		Bear Stearns Cos., Inc., 3.170%, due 07/05/06	10,900,000
11,750,000		Bear Stearns Cos., Inc., 3.330%, due 07/28/06	11,750,000
10,400,000		Bear Stearns Cos., Inc., 3.390%, due 11/28/05	10,403,344
7,200,000		Citigroup, Inc., 6.750%, due 12/01/05	7,307,915
18,100,000		Credit Suisse First Boston, 3.380%, due 12/08/05	18,102,378
6,000,000		Crown Point Capital Co., 3.100%, due 08/08/05	5,999,841
4,900,000		Fannie Mae, 3.297%, due 10/07/05	4,901,419
13,000,000		General Electric Capital Corp., 3.284%, due 07/07/06	13,000,000
10,350,000		General Electric Capital Corp., 3.410%, due 02/03/06	10,364,627
12,000,000	#	Goldman Sachs Group LP, 3.210%, due 07/17/06	12,000,000
3,700,000	@@,#	HBOS Treasury Services PLC, 3.131%, due 08/01/06	3,700,000
10,190,000	@@,#,L	HBOS Treasury Services PLC, 3.230%, due 07/29/05	10,190,541
14,000,000	@@,#	HBOS Treasury Services PLC, 3.510%, due 07/24/06	14,000,000
10,000,000		Merrill Lynch & Co., Inc., 3.440%, due 08/24/05	10,002,344
23,000,000	#,I	Money Market Trust Series A, 3.295%, due 07/10/06	23,000,000
10,200,000		Societe Generale, 3.260%, due 03/30/06	10,197,603
6,250,000	#	The Bank of New York Co., Inc., 3.354%, due 07/28/06	6,250,000
17,900,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	18,190,282
5,000,000		Wachovia Bank NA, 3.590%, due 03/15/06	5,014,345
17,750,000		Wachovia Corp., 7.550%, due 08/18/05, 7.550%, due 08/18/05	17,845,894
4,800,000		Washington Mutual Bank, 3.140%, due 07/18/05	4,800,000
7,650,000		Wells Fargo & Co., 3.180%, due 06/30/06	7,650,000
5,200,000		Westpac Banking Corp., 3.400%, due 07/11/06	5,200,000

		Total Corporate Bonds (Cost $277,991,123)	277,991,123

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.5%
16,520,000		2.500%, due 12/15/05	16,478,507
5,600,000		6.000%, due 12/15/05	5,673,689

		Total U.S. Government Agency Obligations (Cost $22,152,196)	22,152,196

REPURCHASE AGREEMENT: 9.0%
80,616,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $80,623,502 to be received upon repurchase (Collateralized by $82,585,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $82,229,885, due 08/17/05)	80,616,000

		Total Repurchase Agreement (Cost $80,616,000)	80,616,000

SECURITIES LENDING COLLATERALcc: 0.1%
1,020,182	The Bank of New York Institutional Cash Reserves Fund	1,020,182

	Total Securities Lending Collateral (Cost $1,020,182)	1,020,182

Total Investments In Securities (Cost $891,490,533)*	100.1%	$891,490,533
Other Assets and Liabilities-Net	(0.1)	(1,172,181)

Net Assets	100.0%	$890,318,352

(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate Shown reflects current rate.
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 100.1%
		Aerospace/Defense: 4.7%
140,678		General Dynamics Corp.	$15,409,868
139,438		Lockheed Martin Corp.	9,045,343
334,232		United Technologies Corp.	17,162,813

			41,618,024

		Apparel: 2.4%
241,445	L	Nike, Inc.	20,909,137

			20,909,137

		Banks: 3.2%
266,901		UBS AG	20,778,243
193,374		UCBH Holdings, Inc.	3,140,394
72,223		Wells Fargo & Co.	4,447,492

			28,366,129

		Beverages: 0.8%
122,803		PepsiCo, Inc.	6,622,766

			6,622,766

		Biotechnology: 7.8%
861,343	@,L	Genentech, Inc.	69,148,616

			69,148,616

		Cosmetics/Personal Care: 3.6%
608,451	L	Procter & Gamble Co.	32,095,790

			32,095,790

		Diversified Financial Services: 11.8%
55,249	L	Chicago Mercantile Exchange Holdings, Inc.	16,326,080
296,462		Citigroup, Inc.	13,705,438
777,701		Countrywide Financial Corp.	30,027,036
35,849		Goldman Sachs Group, Inc.	3,657,315
17,090		Lehman Brothers Holdings, Inc.	1,696,695
777,112	L	SLM Corp.	39,477,289

			104,889,853

		Electric: 1.3%
142,572		TXU Corp.	11,846,307

			11,846,307

		Healthcare — Products: 6.7%
270,522	L	Johnson & Johnson	17,583,930
322,371		Medtronic, Inc.	16,695,594
333,608	@,L	Zimmer Holdings, Inc.	25,410,921

			59,690,445

		Healthcare — Services: 11.6%
5,000		Aetna, Inc.	414,100
48,292	@	Pacificare Health Systems, Inc.	3,450,463
304,152		Quest Diagnostics, Inc.	16,202,177
1,585,154		UnitedHealth Group, Inc.	82,649,930
3,400	@	WellPoint, Inc.	236,776

			102,953,446

		Home Builders: 5.7%
154,118		KB Home	11,748,415
297,658	L	Lennar Corp. — Class A	18,886,400
156,484		Mdc Holdings, Inc.	12,870,809
64,272	@,L	Toll Brothers, Inc.	6,526,822

			50,032,446

		Home Furnishings: 0.6%
62,908		Harman Intl. Industries, Inc.	5,118,195

			5,118,195

		Internet: 3.1%
94,517	@,L	Google, Inc.	27,802,176

			27,802,176

		Leisure Time: 1.8%
319,783	L	Royal Caribbean Cruises Ltd.	15,464,706

			15,464,706

		Lodging: 1.8%
271,940	@,L	MGM Mirage	10,763,385
114,045	@,L	Wynn Resorts Ltd.	5,390,907

			16,154,292

		Machinery — Construction and Mining: 2.5%
229,534		Caterpillar, Inc.	21,876,886

			21,876,886

		Miscellaneous Manufacturing: 4.5%
1,158,603		General Electric Co.	40,145,594

			40,145,594

		Oil and Gas: 0.4%
86,639		Canadian Natural Resources Ltd.	3,151,927

			3,151,927

		Pharmaceuticals: 3.7%
490,055		Pfizer, Inc.	13,515,717
467,573	@@,L	Sanofi-Aventis ADR	19,165,817

			32,681,534

		Real Estate: 1.0%
112,825		St. Joe Co.	9,199,751

			9,199,751

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail: 12.2%
393,561		CVS Corp.	$11,440,818
522,763		Lowe’s Cos., Inc.	30,435,262
246,346	@	Starbucks Corp.	12,726,234
369,968	L	Target Corp.	20,129,959
190,807		Walgreen Co.	8,775,214
472,899		Yum! Brands, Inc.	24,628,580

			108,136,067

		Semiconductors: 1.4%
489,643		Intel Corp.	12,760,097

			12,760,097

		Software: 0.4%
128,018	L	Adobe Systems, Inc.	3,663,875

			3,663,875

		Telecommunications: 3.6%
669,911	@	Cisco Systems, Inc.	12,801,999
587,794		QUALCOMM, Inc.	19,403,080

			32,205,079

		Transportation: 3.5%
378,193		FedEx Corp.	30,637,415

			30,637,415

		Total Common Stock (Cost $663,889,941)	887,170,553

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 20.0%
	Federal Home Loan Bank: 0.3%
$2,900,000	Federal Home Loan Bank Discount Notes, 2.300%, due 07/01/05	$2,899,815

		2,899,815

	Securities Lending CollateralCC: 19.7%
173,998,041	The Bank of New York Institutional Cash Reserves Fund	173,998,041

	Total Securities Lending Collateral (Cost $173,998,041)	173,998,041

	Total Short-Term Investments (Cost $176,898,041)	176,897,856

Total Investments In Securities (Cost $840,787,982)*	120.1%	$1,064,068,409
Other Assets and Liabilities-Net	(20.1)	(178,256,345)

Net Assets	100.0%	$885,812,064

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $841,329,136. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$230,732,084
Gross Unrealized Depreciation	(7,992,811)

Net Unrealized Appreciation	$222,739,273

See Accompanying Notes to Financial Statements

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 85.9%
		Austria: 1.8%
6,137		Erste Bank Der Oesterreichischen Sparkassen AG	$306,803

			306,803

		Bahamas: 1.3%
3,956	@	Kerzner Intl., Ltd.	225,294

			225,294

		Brazil: 1.8%
4,200		Natura Cosmeticos SA	132,305
3,491		Petroleo Brasileiro SA ADR	181,986

			314,291

		Canada: 5.4%
5,772		Canadian National Railway Co.	332,756
3,932	@	Precision Drilling Corp.	155,026
7,293		Shoppers Drug Mart Corp.	253,064
5,167		Talisman Energy, Inc.	193,636

			934,482

		France: 12.1%
9,361	@	JC Decaux SA	236,927
1,844		Renault SA	162,029
5,753		Sanofi-Aventis SA	471,352
15,995		Thomson	381,716
686		Total SA	160,587
8,084		Vinci SA	672,087

			2,084,698

		Hong Kong: 3.9%
3,437		CNOOC Ltd. ADR	203,883
110,000		Hang Lung Properties Ltd.	161,254
202,000		Shangri-La Asia Ltd.	311,837

			676,974

		India: 2.1%
7,290		ICICI Bank Ltd. ADR	159,287
6,847	#,I	Reliance Industries Ltd. GDR	199,453

			358,740

		Ireland: 1.4%
19,890		Anglo Irish Bank Corp. PLC	246,606

			246,606

		Italy: 1.4%
51,750		Banca Intesa S.p.A.	236,345

			236,345

		Japan: 14.6%
10,300		Astellas Pharma, Inc.	351,128
2,900		Canon, Inc.	152,139
2,600		Fanuc Ltd.	164,619
700		Keyence Corp.	156,191
4,188		Leopalace21 Corp.	69,503
38		Mitsubishi Tokyo Financial Group, Inc.	320,614
4,500		Murata Manufacturing Co., Ltd.	228,189
47		Sumitomo Mitsui Financial Group, Inc.	316,342
19,000		Sumitomo Realty & Development Co., Ltd.	211,746
4,500		Trend Micro, Inc.	159,829
6,700		Yamada Denki Co., Ltd.	385,092

			2,515,392

		Mexico: 5.3%
5,218		America Movil SA de CV ADR	311,045
6,509		Cemex SA de CV ADR	276,112
5,117		Grupo Televisa SA ADR	317,715

			904,872

		Singapore: 1.6%
197,000		CapitaLand Ltd.	277,167

			277,167

		South Africa: 1.0%
6,474		Sasol Ltd.	174,474

			174,474

		South Korea: 3.1%
5,897	#,I	Hyundai Motor Co. GDR	164,043
641	#,I	Samsung Electronics Co., Ltd. GDR	153,195
10,836		SK Telecom Co., Ltd. ADR	221,054

			538,292

		Sweden: 3.5%
10,876		ForeningsSparbanken AB	238,528
11,125		Telefonaktiebolaget LM Ericsson ADR	355,444

			593,972

		Switzerland: 11.5%
7,240		Lonza Group AG	400,065
3,286		Novartis AG	156,057
6,296		Roche Holding AG	794,658
8,192		UBS AG	638,808

			1,989,588

		United Kingdom: 14.1%
100,469		ARM Holdings PLC	202,898
26,263	@	British Energy Group PLC	191,289
27,196		Diageo PLC	400,248
50,656		EMI Group PLC	229,898

See Accompanying Notes to Financial Statements

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value

	United Kingdom (continued)
42,392	Enterprise Inns PLC	$632,505
30,383	Intercontinental Hotels Group PLC	382,779
13,424	Reckitt Benckiser PLC	394,495

		2,434,112

	Total Common Stock (Cost $14,604,886)	14,812,102

PREFERRED STOCK: 1.8%
	Germany: 1.8%
2,752	Fresenius AG — Preferred	315,513

	Total Preferred stock (Cost $317,713)	315,513

Total Investments In Securities (Cost $14,923,616)*	87.7%	$15,127,615
Other Assets and Liabilities-Net	12.3	2,123,227

Net Assets	100.0%	$17,250,842

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/ Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
*	Cost for federal income tax purposes is $14,987,121. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$397,256
Gross Unrealized Depreciation	(256,762)

Net Unrealized Appreciation	$140,494

Percentage of
Industry	Net Assets

Advertising	1.5%
Auto Manufacturers	2.0
Banks	15.4
Beverages	2.5
Building Materials	1.7
Chemicals	3.7
Cosmetics/Personal Care	0.8
Electric	1.2
Electrical Components and Equipment	1.0
Electronics	3.4
Engineering and Construction	4.2
Entertainment	1.4
Healthcare — Services	2.0
Home Furnishings	2.4
Household Products/Wares	2.5
Internet	1.0
Lodging	5.7
Media	2.0
Office/Business Equipment	1.0
Oil and Gas	6.7
Pharmaceuticals	11.1
Real Estate	4.5
Retail	7.9
Semiconductors	1.3
Telecommunications	5.5
Transportation	2.1
Other net assets and liabilities, net	5.5

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING MERCURY FOCUS VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 94.7%
		Advertising: 2.1%
$150,300	@,L	Interpublic Group of Cos., Inc.	$1,830,654

			1,830,654

		Aerospace/ Defense: 3.2%
20,600	L	Goodrich Corp.	843,776
47,100		Raytheon Co.	1,842,552

			2,686,328

		Banks: 4.9%
55,400	L	Mellon Financial Corp.	1,589,426
88,800		The Bank of New York Co., Inc.	2,555,664

			4,145,090

		Beverages: 1.2%
48,000		Coca-Cola Enterprises, Inc.	1,056,480

			1,056,480

		Chemicals: 2.4%
120,600		UAP Holding Corp.	2,001,960

			2,001,960

		Commercial Services: 1.1%
32,000		Macquarie Infrastructure Co. Trust	908,160

			908,160

		Computers: 2.8%
43,700	@,@@,L	Seagate Technology, Inc.	766,935
253,800	@	Unisys Corp.	1,606,554

			2,373,489

		Diversified Financial Services: 9.3%
47,700		Citigroup, Inc.	2,205,171
16,400		Fannie Mae	957,760
79,496		J.P. Morgan Chase & Co.	2,807,799
37,400		Morgan Stanley	1,962,378

			7,933,108

		Food: 1.2%
15,400	@@	Unilever NV ADR	998,382

			998,382

		Forest Products and Paper: 2.3%
64,400	L	Intl. Paper Co.	1,945,524

			1,945,524

		Insurance: 9.5%
54,100		American Intl. Group, Inc.	3,143,210
24,100		Hartford Financial Services Group, Inc.	1,802,198
79,308		St. Paul Travelers Cos., Inc.	3,135,045

			8,080,453

		Media: 5.5%
291,516	@	Liberty Media Corp.	2,970,548
103,700	@	Time Warner, Inc.	1,732,827

			4,703,375

		Mining: 1.6%
37,000	L	Freeport-McMoRan Copper & Gold, Inc.	1,385,280

			1,385,280

		Miscellaneous Manufacturing: 4.7%
27,900		Honeywell Intl., Inc.	1,021,977
100,800	@@	Tyco Intl. Ltd.	2,943,360

			3,965,337

		Oil and Gas: 8.3%
38,700		Exxon Mobil Corp.	2,224,089
63,700		GlobalSantaFe Corp.	2,598,960
73,400	@,L	Rowan Cos., Inc.	2,180,714

			7,003,763

		Pharmaceuticals: 3.3%
21,700	@@	AstraZeneca PLC ADR	895,342
39,400	@@,L	GlaxoSmithKline PLC ADR	1,911,294

			2,806,636

		Retail: 4.9%
82,300		Foot Locker, Inc.	2,240,206
97,100		Gap, Inc.	1,917,725

			4,157,931

		Semiconductors: 8.9%
145,690	@	Agere Systems Inc	1,748,280
71,900	L	Applied Materials, Inc.	1,163,342
542,800	@,L	LSI Logic Corp.	4,608,372

			7,519,994

		Software: 6.9%
270,800	@,L	BEA Systems, Inc.	2,377,624
216,200	@,L	Borland Software Corp.	1,483,132
312,000	@,L	Parametric Technology Corp.	1,990,560

			5,851,316

See Accompanying Notes to Financial Statements

ING MERCURY FOCUS VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications: 7.0%
$153,200	@	3Com Corp.	$557,648
68,800		BellSouth Corp.	1,828,016
97,200	@	Extreme Networks	398,520
91,100		Motorola, Inc.	1,663,486
59,300	L	Sprint Corp.	1,487,837

			5,935,507

		Toys/ Games/ Hobbies: 2.1%
178,800		Topps Co.	1,793,364

			1,793,364

		Transportation: 1.5%
40,000		Norfolk Southern Corp.	1,238,400

			1,238,400

		Total Common Stock (Cost $78,987,516)	80,320,531

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 17.2%
	Securities Lending CollateralCC: 17.2%
$14,539,594	The Bank of New York Institutional Cash Reserves Fund	$14,539,594

	Total Short-Term Investments (Cost $14,539,594)	14,539,594

Total Investments In Securities (Cost $93,527,110)*	111.9%	$94,860,125
Other Assets and Liabilities-Net	(11.9)	(10,064,024)

Net Assets	100.0%	$84,796,101

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
*	Cost for federal income tax purposes is $95,185,464. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,513,751
Gross Unrealized Depreciation	(3,839,090)

Net Unrealized Depreciation	$(325,339)

See Accompanying Notes to Financial Statements

ING MERCURY LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.9%
		Advertising: 2.1%
3,110	@	Getty Images, Inc.	$230,949
3,525		Omnicom Group, Inc.	281,506

			512,455

		Aerospace/Defense: 1.1%
4,005		Boeing Co.	264,330

			264,330

		Apparel: 1.1%
6,730	@	Timberland Co.	260,586

			260,586

		Auto Parts and Equipment: 1.1%
17,040	@	Goodyear Tire & Rubber Co.	253,896

			253,896

		Biotechnology: 1.1%
3,285	@	Invitrogen Corp.	273,608

			273,608

		Commercial Services: 3.0%
3,045		Equifax, Inc.	108,737
4,825	@	ITT Educational Services, Inc.	257,752
6,135		McKesson Corp.	274,786
1,550	@	Weight Watchers Intl., Inc.	79,996

			721,271

		Computers: 7.8%
17,970	@	Cadence Design Systems, Inc.	245,470
16,035	@	Dell, Inc.	633,543
7,105	@	NCR Corp.	249,528
8,760	@	Network Appliance, Inc.	247,645
6,705	@	Storage Technology Corp.	243,324
19,155	@	Western Digital Corp.	257,060

			1,876,570

		Cosmetics/Personal Care: 0.2%
1,120		Procter & Gamble Co.	59,080

			59,080

		Electrical Components and Equipment: 1.1%
4,130	@	Energizer Holdings, Inc.	256,762

			256,762

		Electronics: 1.1%
8,865	@	Jabil Circuit, Inc.	272,421

			272,421

		Food: 0.8%
1,615		Whole Foods Market, Inc.	191,055

			191,055

		Healthcare — Products: 5.3%
5,255		Becton Dickinson & Co.	275,730
15,430		Johnson & Johnson	1,002,950

			1,278,680

		Healthcare — Services: 10.8%
3,805		Aetna, Inc.	315,130
6,785	@	Community Health Systems, Inc.	256,405
5,950		HCA, Inc.	337,187
4,390	@	Humana, Inc.	174,459
4,720	@	Laboratory Corp. of America Holdings	235,528
3,535	@	PacifiCare Health Systems, Inc.	252,576
5,235		Quest Diagnostics, Inc.	278,868
9,645		UnitedHealth Group, Inc.	502,890
4,165		Universal Health Services, Inc.	258,980

			2,612,023

		Home Builders: 3.0%
4,005		Lennar Corp.	254,117
320	@	NVR, Inc.	259,201
2,735		Ryland Group, Inc.	207,504

			720,822

		Household Products/ Wares: 0.3%
1,335		Clorox Co.	74,386

			74,386

		Insurance: 2.1%
3,810		Prudential Financial, Inc.	250,164
6,945		W.R. Berkley Corp.	247,798

			497,962

		Internet: 3.0%
6,625	@	CheckFree Corp.	225,648
9,975	@	McAfee, Inc.	261,145
8,280	@	Verisign, Inc.	238,133

			724,926

		Iron/Steel: 0.9%
4,805		Nucor Corp.	219,204

			219,204

See Accompanying Notes to Financial Statements

ING MERCURY LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Lodging: 1.0%
6,115	@	MGM Mirage	$242,032

			242,032

		Machinery — Diversified: 1.1%
5,525		Rockwell Automation, Inc.	269,123

			269,123

		Metal Fabricate/ Hardware: 1.1%
3,270		Precision Castparts Corp.	254,733

			254,733

		Miscellaneous Manufacturing: 2.6%
18,350		General Electric Co.	635,828

			635,828

		Oil and Gas: 4.0%
2,520		Anadarko Petroleum Corp.	207,018
4,235		Burlington Resources, Inc.	233,941
3,270		Noble Energy, Inc.	247,376
2,355		Sunoco, Inc.	267,716

			956,051

		Pharmaceuticals: 5.5%
3,790		Amerisourcebergen Corp.	262,079
5,380	@	Barr Laboratories, Inc.	262,221
7,135	@	Caremark Rx, Inc.	317,649
5,325	@	Express Scripts, Inc.	266,144
8,360		Pfizer, Inc.	230,569

			1,338,662

		Retail: 13.5%
960	@	7-Eleven, Inc.	29,030
4,075		Abercrombie & Fitch Co.	279,953
4,165	@	Advance Auto Parts, Inc.	268,851
8,495		American Eagle Outfitters, Inc.	260,372
2,890	@	Autozone, Inc.	267,209
7,990	@	Chico’s FAS, Inc.	273,897
14,580		Circuit City Stores, Inc.	252,088
8,070		Darden Restaurants, Inc.	266,149
10,405		Gap, Inc.	205,499
5,005		J.C. Penney Co., Inc. Holding Co.	263,163
6,675		Michaels Stores, Inc.	276,145
4,130		Nordstrom, Inc.	280,715
590	@	Pacific Sunwear of California	13,564
14,315		Staples, Inc.	305,195

			3,241,830

		Semiconductors: 8.4%
34,010		Intel Corp.	886,301
8,705	@	Lam Research Corp.	251,923
9,795	@	Nvidia Corp.	261,722
6,920	@	QLogic Corp.	213,620
15,110		Texas Instruments, Inc.	424,138

			2,037,704

		Software: 13.3%
8,475		Adobe Systems, Inc.	242,555
7,940		Autodesk, Inc.	272,898
28,200	@	BEA Systems, Inc.	247,596
14,000	@	BMC Software, Inc.	251,300
12,020	@	Citrix Systems, Inc.	260,353
9,720		Computer Associates Intl., Inc.	267,106
6,355	@	Fiserv, Inc.	272,947
6,250	@	Intuit, Inc.	281,938
6,675	@	Mercury Interactive Corp.	256,053
17,685		Microsoft Corp.	439,294
31,835	@	Oracle Corp.	420,221

			3,212,261

		Telecommunications: 1.9%
4,700	@	Cisco Systems, Inc.	89,817
20,630		Motorola, Inc.	376,704

			466,521

		Toys/ Games/ Hobbies: 0.9%
11,265	@	Marvel Enterprises, Inc.	222,146

			222,146

		Transportation: 0.7%
3,915		CNF, Inc.	175,784

			175,784

		Total Common Stock (Cost $21,935,183)	24,122,712

Total Investments In Securities (Cost $21,935,183)*	99.9%	$24,122,712
Other Assets and Liabilities-Net	0.1	32,333

Net Assets	100.0%	$24,155,045

@	Non-income producing security
*	Cost for federal income tax purposes is $22,013,322. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,351,948
Gross Unrealized Depreciation	(242,558)

Net Unrealized Appreciation	$2,109,390

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 3.6%
217,690	@,L	Getty Images, Inc.	$16,165,660
643,780	@,L	Interpublic Group of Cos., Inc.	7,841,240

			24,006,900

		Agriculture: 1.2%
126,360		Monsanto Co.	7,944,253

			7,944,253

		Biotechnology: 4.4%
188,200	@	Biogen Idec, Inc.	6,483,490
246,762	@,L	Genzyme Corp.	14,827,929
131,000	@	MedImmune, Inc.	3,500,320
81,170	@,L	Millipore Corp.	4,604,774

			29,416,513

		Building Materials: 1.4%
145,930		American Standard Cos., Inc.	6,117,386
100,700		Masco Corp.	3,198,232

			9,315,618

		Chemicals: 0.9%
128,900		Praxair, Inc.	6,006,740

			6,006,740

		Commercial Services: 6.7%
240,290	@,L	Alliance Data Systems Corp.	9,746,162
126,870	@,L	Apollo Group, Inc.	9,923,771
98,010	@	Career Education Corp.	3,588,146
144,687		Corporate Executive Board Co.	11,333,334
220,000	@,L	Hewitt Associates, Inc.	5,832,200
82,500	@,L	Weight Watchers Intl., Inc.	4,257,825

			44,681,438

		Computers: 3.2%
185,390	@,L	DST Systems, Inc.	8,676,252
132,830	@	Lexmark Intl., Inc.	8,611,369
144,900	@,L	Network Appliance, Inc.	4,096,323

			21,383,944

		Cosmetics/Personal Care: 0.7%
124,700		Avon Products, Inc.	4,719,895

			4,719,895

		Diversified Financial Services: 4.2%
95,500		Franklin Resources, Inc.	7,351,590
133,560	L	Legg Mason, Inc.	13,904,932
136,400	L	SLM Corp.	6,929,120

			28,185,642

		Electronics: 3.7%
117,580	@,L	Fisher Scientific Intl., Inc.	7,630,942
121,700	@,L	Flir Systems, Inc.	3,631,528
366,790	@	Waters Corp.	13,633,584

			24,896,054

		Entertainment: 1.5%
133,200	L	GTECH Holdings Corp.	3,894,768
213,210		International Game Technology	6,001,862

			9,896,630

		Healthcare — Products: 7.8%
104,850		C.R. Bard, Inc.	6,973,574
606,650	@	Cytyc Corp.	13,382,698
197,640		Dentsply Intl., Inc.	10,672,560
109,820	@	Gen-Probe, Inc.	3,978,779
221,000	@,L	St. Jude Medical, Inc.	9,637,810
204,540	@,L	Thoratec Corp.	3,137,644
56,500	@,L	Zimmer Holdings, Inc.	4,303,605

			52,086,670

		Healthcare — Services: 2.3%
248,240	@	Community Health Systems, Inc.	9,380,989
115,265	@	LifePoint Hospitals, Inc.	5,823,188

			15,204,177

		Home Furnishings: 0.2%
68,500	@	Tempur-Pedic International, Inc.	1,519,330

			1,519,330

		Insurance: 0.8%
186,000		Genworth Financial, Inc.	5,622,780

			5,622,780

		Internet: 4.5%
342,930	@,@@, L	Check Point Software Technologies	6,790,014
159,242	@,L	IAC/ InterActiveCorp.	3,829,770
205,920	@,L	Monster Worldwide, Inc.	5,905,786
606,860	@,L	Symantec Corp.	13,193,136

			29,718,706

		Leisure Time: 1.9%
157,430	L	Royal Caribbean Cruises Ltd.	7,613,315
139,880	@,L	WMS Industries, Inc.	4,720,950

			12,334,265

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 4.2%
721,280	@	Citadel Broadcasting Corp.	$8,258,656
177,960	@	Gemstar-TV Guide International Inc	638,876
112,230	@@	Grupo Televisa SA ADR	6,968,361
184,790	@,L	Univision Communications, Inc.	5,090,965
8,000		Washington Post Co.	6,680,240

			27,637,098

		Mining: 0.4%
77,530	@@	Aber Diamond Corp.	2,373,755

			2,373,755

		Miscellaneous Manufacturing: 2.7%
94,300		ITT Industries, Inc.	9,206,509
125,560		Roper Industries, Inc.	8,961,217

			18,167,726

		Oil and Gas: 1.0%
165,260		GlobalSantaFe Corp.	6,742,608

			6,742,608

		Oil and Gas Services: 3.4%
223,640		BJ Services Co.	11,736,627
150,500	@,L	National-Oilwell Varco, Inc.	7,154,770
57,600	L	Smith Intl., Inc.	3,669,120

			22,560,517

		Pharmaceuticals: 7.3%
97,460	L	Allergan, Inc.	8,307,490
232,880	@	Endo Pharmaceuticals Holdings, Inc.	6,120,086
275,530	@	Gilead Sciences, Inc.	12,120,565
147,960	@,L	ImClone Systems, Inc.	4,582,321
416,900		Medicis Pharmaceutical Corp.	13,228,238
141,800	@@,L	Teva Pharmaceutical Industries Ltd. ADR	4,415,652

			48,774,352

		Retail: 7.8%
255,670	@	99 Cents Only Stores	3,249,566
214,700	@	Bed Bath & Beyond, Inc.	8,970,166
290,585	@,L	Cheesecake Factory, Inc.	10,092,017
205,470		Family Dollar Stores, Inc.	5,362,767
100,700	@,L	Kohl’s Corp.	5,630,137
78,960		Outback Steakhouse, Inc.	3,572,150
246,788		PETsMART, Inc.	7,490,016
312,280		TJX Cos., Inc.	7,604,018

			51,970,837

		Semiconductors: 9.0%
325,180		Analog Devices, Inc.	12,132,465
123,390	@,L	Broadcom Corp.	4,381,579
303,030	L	KLA-Tencor Corp.	13,242,410
213,970	@,@@, L	Marvell Technology Group Ltd.	8,139,419
187,900@		Novellus Systems, Inc.	4,643,009
790,990	@,L	PMC — Sierra, Inc.	7,379,937
400,920	L	Xilinx, Inc.	10,223,460

			60,142,279

		Software: 5.7%
243,290	@	Electronic Arts, Inc.	13,772,647
252,270	@,L	Mercury Interactive Corp.	9,677,077
606,950	@	Veritas Software Corp.	14,809,580

			38,259,304

		Telecommunications: 7.8%
517,580	@,@@	Amdocs Ltd.	13,679,639
715,880	@,L	American Tower Corp.	15,047,798
277,380	@	Comverse Technology, Inc.	6,560,037
214,600	@,L	Juniper Networks, Inc.	5,403,628
78,898	@,L	NTL, Inc.	5,398,201
79,400	@	Spectrasite, Inc.	5,909,742

			51,999,045

		Transportation: 0.6%
82,790	L	Expeditors Intl. Washington, Inc.	4,123,770

			4,123,770

		Total Common Stock (Cost $573,401,965)	659,690,846

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 28.5%
	Commercial Paper: 1.1%
$7,552,000	Merrill Lynch, 3.370%, due 07/01/05	$7,551,293

	Total Commercial Paper (Cost $7,552,000)	7,551,293

	Securities Lending CollateralCC: 27.4%
182,603,577	The Bank of New York Institutional Cash Reserves Fund	182,603,577

	Total Securities Lending Collateral (Cost $182,603,577)	182,603,577

	Total Short-Term Investments (Cost $190,155,577)	190,154,870

Total Investments In Securities (Cost $763,557,542)*	127.4%	$849,845,716
Other Assets and Liabilities-Net	(27.4)	(182,894,595)

Net Assets	100.0%	$666,951,121

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $765,694,825. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,853,612
Gross Unrealized Depreciation	(21,702,722)

Net Unrealized Appreciation	$84,150,890

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 58.7%
		Advertising: 0.5%
651,660	@,L	Interpublic Group of Cos., Inc.	$7,937,219

			7,937,219

		Aerospace/Defense: 1.6%
253,150	L	Lockheed Martin Corp.	16,421,841
88,240		Northrop Grumman Corp.	4,875,260
72,840		United Technologies Corp.	3,740,334

			25,037,435

		Agriculture: 1.0%
250,870		Altria Group, Inc.	16,221,254

			16,221,254

		Auto Manufacturers: 0.1%
47,600	@@	Toyota Motor Corp.	1,700,176

			1,700,176

		Banks: 5.4%
673,934		Bank of America Corp.	30,738,130
586,610	L	Mellon Financial Corp.	16,829,841
379,720	L	PNC Financial Services Group, Inc.	20,679,551
145,010		SunTrust Banks, Inc.	10,475,522
98,270		Wells Fargo & Co.	6,051,467

			84,774,511

		Beverages: 0.6%
293,310	@@	Diageo PLC	4,316,688
90,770		PepsiCo, Inc.	4,895,226

			9,211,914

		Biotechnology: 0.1%
23,400	@	Amgen, Inc.	1,414,764

			1,414,764

		Building Materials: 1.0%
500,380		Masco Corp.	15,892,069

			15,892,069

		Chemicals: 1.7%
4,200	@@	Air Liquide	714,545
94,820		Air Products and Chemicals, Inc.	5,717,646
138,990		Dow Chemical Co.	6,189,225
76,710		EI Du Pont de Nemours & Co.	3,299,297
107,250		PPG Industries, Inc.	6,731,010
19,500	L	Praxair, Inc.	908,700
23,940	@,@@	Syngenta AG	2,450,177

			26,010,600

		Commercial Services: 0.7%
304,980	@,@@,L	Accenture Ltd.	6,913,896
190,710		Cendant Corp.	4,266,183

			11,180,079

		Computers: 0.7%
44,070		Hewlett-Packard Co.	1,036,086
5,960		International Business Machines Corp.	442,232
2,411,000	@,L	Sun Microsystems, Inc.	8,993,030

			10,471,348

		Cosmetics/Personal Care: 0.6%
58,800		Colgate-Palmolive Co.	2,934,708
139,530		Gillette Co.	7,064,404

			9,999,112

		Distribution/Wholesale: 0.1%
16,000		WW Grainger, Inc.	876,640

			876,640

		Diversified Financial Services: 6.2%
103,390		American Express Co.	5,503,450
486,356	L	Citigroup, Inc.	22,484,238
70,120		Countrywide Financial Corp.	2,707,333
94,790		Fannie Mae	5,535,736
48,030		Franklin Resources, Inc.	3,697,349
87,640		Freddie Mac	5,716,757
77,380	L	Goldman Sachs Group, Inc.	7,894,308
620,600		J.P. Morgan Chase & Co.	21,919,592
32,400		Lehman Brothers Holdings, Inc.	3,216,672
59,590		MBNA Corp.	1,558,874
234,700	L	Merrill Lynch & Co., Inc.	12,910,847
75,930		Morgan Stanley	3,984,047

			97,129,203

		Electric: 2.1%
1,915,140	@,L	Calpine Corp.	6,511,476
118,530	L	Dominion Resources, Inc.	8,698,917
85,380	L	Entergy Corp.	6,450,459
71,930	L	Exelon Corp.	3,692,167
11,930		FPL Group, Inc.	501,776
75,750		PPL Corp.	4,498,035
21,150	L	Public Service Enterprise Group, Inc.	1,286,343
20,160	L	TXU Corp.	1,675,094

			33,314,267

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Electrical Components and Equipment: 0.3%
39,400		Emerson Electric Co.	$2,467,622
30,750	L	Hubbell, Inc.	1,356,075

			3,823,697

		Environmental Control: 0.2%
173,100	@,L	Nalco Holding Co.	3,397,953

			3,397,953

		Food: 1.2%
141,430	L	Archer-Daniels-Midland Co.	3,023,773
67,580		General Mills, Inc.	3,162,068
144,690		HJ Heinz Co.	5,124,920
99,380		Kellogg Co.	4,416,447
5,533	@@	Nestle SA	1,413,917
108,680		Sara Lee Corp.	2,152,951

			19,294,076

		Forest Products and Paper: 0.9%
203,260	L	Bowater, Inc.	6,579,526
153,090	L	International Paper Co.	4,624,849
76,900		MeadWestvaco Corp.	2,156,276

			13,360,651

		Gas: 0.3%
63,790		AGL Resources, Inc.	2,465,484
60,000	L	Sempra Energy	2,478,600

			4,944,084

		Hand/Machine Tools: 0.1%
3,560	@@	Finning Intl., Inc.	105,073
21,680	@@	Sandvik AB	804,160

			909,233

		Healthcare — Products: 0.6%
42,120		Baxter Intl., Inc.	1,562,652
43,270	@	Boston Scientific Corp.	1,168,290
109,540		Johnson & Johnson	7,120,100

			9,851,042

		Healthcare — Services: 0.5%
659,250	@,L	Tenet Healthcare Corp.	8,069,220

			8,069,220

		Household Products/Wares: 0.4%
98,570		Kimberly-Clark Corp.	6,169,496

			6,169,496

		Insurance: 3.2%
44,430		Aflac, Inc.	1,922,930
322,400	L	Allstate Corp.	19,263,400
18,890	L	Chubb Corp.	1,617,173
365,410	@,L	Conseco, Inc.	7,973,246
82,220		Genworth Financial, Inc.	2,485,511
117,810	L	Hartford Financial Services Group, Inc.	8,809,832
170,850	L	Metlife, Inc.	7,677,999

			49,750,091

		Internet: 1.0%
750,910	@,L	Symantec Corp.	16,324,783

			16,324,783

		Machinery — Diversified: 0.3%
81,200		Deere & Co.	5,317,788

			5,317,788

		Media: 2.6%
479,510	@@	Reed Elsevier PLC	4,581,795
263,520	@	Time Warner, Inc.	4,403,419
52,840	L	Tribune Co.	1,858,911
602,548		Viacom, Inc.	19,293,587
423,820		Walt Disney Co.	10,671,788

			40,809,500

		Metal Fabricate/Hardware: 0.2%
33,510		Precision Castparts Corp.	2,610,429

			2,610,429

		Mining: 0.2%
282,910	@@	BHP Billiton PLC	3,607,967

			3,607,967

		Miscellaneous Manufacturing: 2.6%
30,880	L	3M Co.	2,232,624
27,500		Cooper Industries Ltd. Class A	1,757,250
315,120		General Electric Co.	10,918,908
64,640		Illinois Tool Works, Inc.	5,150,515
18,990	@@	Ingersoll-Rand Co.	1,354,937
17,410		ITT Industries, Inc.	1,699,738
83,640		SPX Corp.	3,845,767
451,460	@@,L	Tyco Intl. Ltd.	13,182,632

			40,142,371

		Oil and Gas: 6.3%
14,900	L	Amerada Hess Corp.	1,586,999
27,690		Apache Corp.	1,788,774
106,192	@@	BP PLC ADR	6,624,257
223,750		ConocoPhillips	12,863,387
287,310		Devon Energy Corp.	14,560,870
83,940	@@	Encana Corp.	3,323,185
69,600	L	EOG Resources, Inc.	3,953,280
256,524	L	Exxon Mobil Corp.	14,742,433
268,090	L	GlobalSantaFe Corp.	10,938,072
186,380	L	Noble Corp.	11,464,234
103,130	@@,L	Total SA	12,050,741
78,640		Unocal Corp.	5,115,532

			99,011,764

		Oil and Gas Services: 0.7%
72,150	L	BJ Services Co.	3,786,432
107,980	@,L	Cooper Cameron Corp.	6,700,159

			10,486,591

		Packaging and Containers: 1.0%
580,900	@	Owens-Illinois, Inc.	14,551,545
112,440	@,L	Smurfit-Stone Container Corp.	1,143,515

			15,695,060

		Pharmaceuticals: 3.7%
265,570		Abbott Laboratories	13,015,586
12,120	L	Eli Lilly and Co.	675,205
209,230	@,L	MedImmune, Inc.	5,590,626
501,110	L	Merck & Co., Inc.	15,434,188
18,530	@@	Novartis AG	880,017
36,420		Pfizer, Inc.	1,004,464
9,410	@@	Roche Holding AG	1,187,697
452,160		Wyeth	20,121,119

			57,908,902

		Retail: 2.4%
183,780		Circuit City Stores, Inc.	3,177,556
65,740	L	Family Dollar Stores	1,715,814
598,660		Gap, Inc.	11,823,536
32,210		Lowe’s Cos., Inc.	1,875,266
59,340		McDonald’s Corp.	1,646,685

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
170,730		OfficeMax, Inc.	$5,082,632
194,500	L	TJX Cos., Inc.	4,736,075
148,910		Wal-Mart Stores, Inc.	7,177,462

			37,235,026

		Semiconductors: 0.2%
96,440	L	Analog Devices, Inc.	3,598,176

			3,598,176

		Software: 0.8%
578,100	@	Compuware Corp.	4,156,539
227,050		Microsoft Corp.	5,639,922
259,690	@	Oracle Corp.	3,427,908

			13,224,369

		Telecommunications: 6.0%
70,260	@	Cisco Systems, Inc.	1,342,669
649,390	@@,L	Nokia OYJ ADR	10,805,850
4,664,040	@,@@,L	Nortel Networks Corp.	12,173,144
175,146		SBC Communications, Inc.	4,159,718
1,364,940	L	Sprint Corp.-FON Group	34,246,344
698,934		Verizon Communications, Inc.	24,148,169
322,593	@@,L	Vodafone Group PLC ADR	7,845,462

			94,721,356

		Toys/Games/Hobbies: 0.4%
57,150	L	Hasbro, Inc.	1,188,149
245,340	L	Mattel, Inc.	4,489,723

			5,677,872

		Transportation: 0.2%
64,110		Burlington Northern Santa Fe Corp.	3,018,299
13,160		CNF, Inc.	590,883

			3,609,182

		Total Common Stock (Cost $818,248,425)	920,721,270

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 0.1%
		Diversified Financial Services: 0.1%
$909,000	L	Prudential Funding LLC, 6.600%, due 05/15/08	$969,780

		Total Convertible Corporate Bonds (Cost $908,150)	969,780

CORPORATE BONDS/NOTES: 9.6%
		Aerospace/Defense: 0.2%
1,320,000	#	BAE Systems Holdings, Inc., 6.400%, due 12/15/11	1,439,764
1,770,000	L	Northrop Grumman Corp., 7.750%, due 02/15/31	2,401,987

			3,841,751

		Airlines: 0.1%
1,214,206		Continental Airlines, Inc., 6.648%, due 09/15/17	1,198,908

			1,198,908

		Auto Manufacturers: 0.1%
735,000		Ford Motor Co., 7.450%, due 07/16/31	615,160
1,743,000	L	General Motors Corp., 8.375%, due 07/15/33	1,464,120

			2,079,280

		Banks: 1.3%
955,000		Abbey National Capital Trust I, 8.963%, due 12/29/49	1,397,133
730,000	L	Bank of America Corp, 5.375%, due 06/15/14	777,036
3,370,000		Bank of America Corp., 7.400%, due 01/15/11	3,861,332
1,110,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,273,650
700,000	@@,#, C,L	HBOS Capital Funding LP, 6.071%, due 06/30/49	756,925
715,000	@@,#, L	Mizuho Financial Group Cayman Ltd., 5.790%, due 04/15/14	753,367
745,000	@@,#	Nordea Bank AB, 5.424%, due 04/20/55	768,722
1,026,000		Popular North America, Inc., 4.250%, due 04/01/08	1,026,742
2,000,000	C,L	RBS Capital Trust I, 6.425%, due 12/29/49	2,226,164
1,501,000	#	UniCredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,804,190
2,491,000	L	Wachovia Corp., 5.250%, due 08/01/14	2,605,013
2,244,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,275,362
248,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	273,869

			19,799,505

		Beverages: 0.3%
1,400,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	1,461,778
1,202,000	#,I	Foster’s Finance Corp., 5.875%, due 06/15/35	1,212,292
2,070,000		Miller Brewing Co., 5.500%, due 08/15/13	2,148,664

			4,822,734

		Chemicals: 0.1%
784,000		Dow Chemical Co., 5.750%, due 12/15/08	822,832
623,000		Dow Chemical Co., 6.000%, due 10/01/12	683,719

			1,506,551

		Commercial Services: 0.1%
1,409,000	L	Cendant Corp., 6.875%, due 08/15/06	1,448,934

			1,448,934

		Diversified Financial Services: 1.8%
793,000	@@	ASIF II, 5.750%, due 02/16/09	832,050
3,571,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	3,999,927
3,804,000		Citigroup Inc, 5.000%, due 09/15/14	3,898,431
1,578,000	L	Credit Suisse First Boston, 4.125%, due 01/15/10	1,568,456

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,035,000	L	Credit Suisse First Boston, 4.625%, due 01/15/08	$1,046,804
1,532,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	1,414,398
590,000		Ford Motor Credit Co., 7.750%, due 02/15/07	601,700
803,000		Fund American Cos., Inc., 5.875%, due 05/15/13	837,683
286,000		General Electric Capital Corp., 5.450%, due 01/15/13	303,851
1,227,000	L	General Electric Capital Corp., 6.750%, due 03/15/32	1,519,297
336,000		General Electric Capital Corp., 8.750%, due 05/21/07	364,102
892,000	L	General Motors Acceptance Corp., 5.850%, due 01/14/09	836,819
521,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	489,078
1,960,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	2,088,551
1,557,000		JPMorgan Chase & Co., 5.125%, due 09/15/14	1,595,642
944,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,017,235
1,513,000		Merrill Lynch & Co Inc, 5.450%, due 07/15/14	1,600,749
350,000	L	MidAmerican Funding LLC, 6.927%, due 03/01/29	418,140
929,000		Morgan Stanley, 4.750%, due 04/01/14	916,839
1,100,000	L	Morgan Stanley, 6.750%, due 04/15/11	1,219,428
356,000	#	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	395,871
906,000		SLM Corp., 4.000%, due 01/15/09	899,486
767,000	L	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	856,703

			28,721,240

		Electric: 1.1%
1,428,000	L	DTE Energy Co., 7.050%, due 06/01/11	1,600,791
737,456		Entergy Louisiana, Inc., 8.090%, due 01/02/17	822,449
2,000,000		Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,246,382
1,144,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	1,251,605
2,069,000	@@,L	Hydro Quebec, 6.300%, due 05/11/11	2,289,012
658,000		MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	641,662
319,000		MidAmerican Energy Holdings Co., 5.875%, due 10/01/12	339,347
1,206,000		Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,245,106
197,503		Northeast Utilities, 8.580%, due 12/01/06	201,297
1,486,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,741,540
1,460,000	L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,466,174
514,000	L	PSEG Power LLC, 6.950%, due 06/01/12	578,605
676,000		PSEG Power LLC, 8.625%, due 04/15/31	936,188
721,813	#	System Energy Resources, Inc., 5.129%, due 01/15/14	720,126
429,000		TXU Energy Co., 7.000%, due 03/15/13	479,155

			16,559,439

		Environmental Control: 0.1%
709,000		Waste Management, Inc., 7.000%, due 07/15/28	824,842
979,000	L	Waste Management, Inc., 7.375%, due 08/01/10	1,095,938

			1,920,780

		Food: 0.3%
1,999,000	#	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	2,046,034
1,113,000		Kraft Foods, Inc., 6.250%, due 06/01/12	1,225,264
1,991,000	L	Kroger Co., 6.750%, due 04/15/12	2,207,687

			5,478,985

		Forest Products and Paper: 0.1%
538,000		MeadWestvaco Corp., 6.800%, due 11/15/32	641,041
1,145,000	L	Weyerhaeuser Co., 6.750%, due 03/15/12	1,261,485

			1,902,526

		Hand/Machine Tools: 0.1%
1,136,000		Kennametal, Inc., 7.200%, due 06/15/12	1,272,610

			1,272,610

		Healthcare — Services: 0.1%
1,022,000		HCA, Inc., 6.950%, due 05/01/12	1,088,448
263,000		HCA, Inc., 8.750%, due 09/01/10	300,217

			1,388,665

		Holding Companies — Diversified: 0.1%
833,000	L	EnCana Holdings Finance Corp., 5.800%, due 05/01/14	895,423

			895,423

		Insurance: 0.5%
300,000		Allstate Corp., 5.550%, due 05/09/35	311,585
1,007,000		Allstate Corp., 6.125%, due 12/15/32	1,139,284
1,924,000	L	American Intl. Group Inc, 4.250%, due 05/15/13	1,869,118
590,000	L	Genworth Financial Inc, 5.750%, due 06/15/14	633,856
435,000		Metlife, Inc., 6.500%, due 12/15/32	501,075

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Insurance (continued)
$2,387,000		Prudential Financial Inc, 5.100%, due 09/20/14	$2,461,401
406,000	L	Travelers Property Casualty Corp., 6.375%, due 03/15/33	444,330

			7,360,649

		Media: 0.5%
1,245,000		COX Communications, Inc., 4.625%, due 06/01/13	1,210,507
1,200,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,356,452
725,000	L	News America Holdings, 8.500%, due 02/23/25	922,392
1,095,000		News America Inc, 6.200%, due 12/15/34	1,153,175
950,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,264,867
146,000		Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	188,988
993,000		Walt Disney Co., 6.375%, due 03/01/12	1,099,644
469,000		Walt Disney Co., 6.750%, due 03/30/06	478,386

			7,674,411

		Mining: 0.1%
863,000	@@	Alcan, Inc., 5.750%, due 06/01/35	880,997

			880,997

		Miscellaneous Manufacturing: 0.0%
983,000	@@, L	Tyco Intl. Group SA, 6.750%, due 02/15/11	1,092,515

			1,092,515

		Oil and Gas: 0.3%
782,000		Amerada Hess Corp., 7.300%, due 08/15/31	946,567
145,000		Anderson Exploration Ltd, 6.750%, due 03/15/11	158,824
1,062,000	L	Devon Financing Corp. ULC, 6.875%, due 09/30/11	1,189,866
266,000		Kerr-McGee Corp, 6.950%, due 07/01/24	276,181
430,000		Ocean Energy Inc, 7.250%, due 10/01/11	480,778
184,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	227,240
830,000	L	Pioneer Natural Resources Co, 5.875%, due 07/15/16	838,707

			4,118,163

		Oil and Gas Services: 0.1%
803,000		Halliburton Co., 5.500%, due 10/15/10	843,093

			843,093

		Pharmaceuticals: 0.1%
1,227,000	L	Wyeth, 5.500%, due 03/15/13	1,293,383

			1,293,383

		Pipelines: 0.3%
609,000		CenterPoint Energy Resources Corp, 7.875%, due 04/01/13	724,469
1,188,000		Duke Capital LLC, 8.000%, due 10/01/19	1,473,664
1,331,000	L	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,465,537
583,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	742,477

			4,406,147

		Real Estate: 0.3%
2,239,000		EOP Operating LP, 6.800%, due 01/15/09	2,401,574
1,859,000	#	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	1,990,312

			4,391,886

		Real Estate Investment Trusts: 0.3%
236,000		Boston Properties, Inc., 5.000%, due 06/01/15	236,396
852,000		HRPT Properties Trust, 6.250%, due 08/15/16	924,345
610,000	I,L	Simon Property Group LP, 5.100%, due 06/15/15	610,852
1,045,000		Simon Property Group LP, 6.375%, due 11/15/07	1,091,570
2,299,000		Vornado Realty Trust, 5.625%, due 06/15/07	2,344,357

			5,207,520

		Retail: 0.0%
596,000		Yum! Brands, Inc., 8.875%, due 04/15/11	722,968

			722,968

		Telecommunications: 1.1%
493,000		AT&T Wireless Services, Inc., 7.350%, due 03/01/06	503,853
855,000	L	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	1,202,104
1,077,000	L	BellSouth Corp., 6.550%, due 06/15/34	1,230,525
522,000	L	Cingular Wireless LLC, 6.500%, due 12/15/11	577,409
1,479,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	2,008,754
587,000	@@	France Telecom, 8.000%, due 03/01/11	681,992
909,000		PCCW Capital No 2 Ltd., 6.000%, due 07/15/13	966,988
932,000		SBC Communications, Inc., 5.100%, due 09/15/14	954,676
543,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	590,273
1,076,000	L	Sprint Capital Corp., 6.875%, due 11/15/28	1,238,939
2,445,000		TCI Communications Finance, 9.650%, due 03/31/27	2,777,295
551,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	560,319
779,000	@@,#	Telecom Italia Capital SA, 6.000%, due 09/30/34	798,062

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Telecommunications (continued)
$490,000	@@	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	$500,038
3,047,000	L	Verizon New York, Inc., 6.875%, due 04/01/12	3,372,044

			17,963,271

		Transportation: 0.1%
509,000		CSX Corp, 6.750%, due 03/15/11	562,588
919,000		Union Pacific Corp., 5.375%, due 05/01/14	960,055
370,000		Union Pacific Corp., 6.125%, due 01/15/12	399,890

			1,922,533

		Total Corporate Bonds/Notes (Cost $143,252,935)	150,714,867

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.8%
		Federal Home Loan Bank: 0.7%
2,445,000		3.250%, due 07/21/06	2,432,183
7,520,000		3.750%, due 09/28/06	7,505,623
910,000		3.900%, due 02/25/08	910,066

			10,847,872

		Federal Home Loan Mortgage Corporation: 4.3%
3,988,000		3.750%, due 11/15/06	3,986,696
1,623,000		4.125%, due 11/18/09	1,623,737
2,297,739		4.500%, due 08/01/18	2,289,921
2,127,865		4.500%, due 11/01/18	2,120,625
3,292,022		4.500%, due 01/01/19	3,280,822
481,871		4.500%, due 02/01/20	480,295
602,997		4.500%, due 04/01/35	589,667
2,186,000		4.875%, due 11/15/13	2,291,085
2,708,140		5.000%, due 05/01/18	2,741,563
2,109,385		5.000%, due 02/01/19	2,134,853
4,249,690		5.000%, due 09/01/33	4,257,794
2,099,207		5.000%, due 11/01/33	2,103,210
697,253		5.000%, due 03/01/34	698,354
532,227		5.000%, due 04/01/34	533,068
871,201		5.500%, due 01/01/19	894,966
75,935		5.500%, due 04/01/19	78,003
74,103		5.500%, due 06/01/19	76,125
163,458		5.500%, due 07/01/19	167,917
172,538		5.500%, due 08/01/19	177,245
297,059		5.500%, due 09/01/24	303,348
1,019,791		5.500%, due 06/01/25	1,041,369
3,556,100		5.500%, due 05/01/33	3,610,061
3,101,115		5.500%, due 12/01/33	3,148,172
4,232,535		5.500%, due 01/01/34	4,296,760
371,654		5.500%, due 04/01/34	377,205
978,153		5.500%, due 10/01/34	992,764
242,815		5.500%, due 11/01/34	246,442
225,299		6.000%, due 04/01/16	233,022
325,445		6.000%, due 04/01/17	336,626
116,545		6.000%, due 05/01/17	120,549
189,593		6.000%, due 06/01/17	196,107
221,110		6.000%, due 07/01/17	228,707
240,916		6.000%, due 10/01/17	249,193
2,543,883		6.000%, due 08/01/19	2,631,555
369,702		6.000%, due 09/01/19	382,443
176,312		6.000%, due 11/01/19	182,375
1,529,890		6.000%, due 02/01/23	1,577,612
346,054		6.000%, due 04/01/34	355,177
1,325,386		6.000%, due 07/01/34	1,360,330
3,955,515		6.000%, due 08/01/34	4,059,799
372,639		6.000%, due 09/01/34	382,463
65,716		6.500%, due 12/01/15	68,398
339,755		6.500%, due 05/01/34	351,903
443,661		6.500%, due 06/01/34	459,525
1,438,057		6.500%, due 08/01/34	1,489,478
548,157		6.500%, due 10/01/34	568,489
7,798,000		7.000%, due 07/15/05	7,810,113

			67,585,931

		Federal National Mortgage Association: 11.4%
1,885,000		3.000%, due 03/02/07	1,861,123
2,465,000		3.250%, due 07/31/06	2,451,753
143,175		4.010%, due 08/01/13	139,690
513,213		4.019%, due 08/01/13	502,319
894,214		4.500%, due 04/01/18	891,071
1,791,575		4.500%, due 06/01/18	1,785,277
1,311,350		4.500%, due 07/01/18	1,306,741
1,436,005		4.500%, due 03/01/19	1,431,041
601,736		4.500%, due 03/01/35	588,998
1,260,270		4.518%, due 05/01/14	1,270,010
1,836,000	L	4.625%, due 10/15/14	1,886,497
355,035		4.630%, due 04/01/14	359,726
178,567		4.667%, due 04/01/13	181,705
917,378		4.816%, due 12/01/12	940,166
396,169		4.846%, due 08/01/14	407,749
420,324		4.880%, due 03/01/20	441,216
2,163,983		4.925%, due 04/01/15	2,239,706
1,270,565		5.000%, due 11/01/17	1,286,695
5,097,122		5.000%, due 02/01/18	5,161,805
2,580,089		5.000%, due 12/01/18	2,611,437
1,942,824		5.000%, due 07/01/19	1,966,233
937,850		5.000%, due 09/01/19	949,149
165,860		5.000%, due 11/01/19	167,858
492,848		5.000%, due 03/01/34	493,533
570,369		5.000%, due 05/01/34	571,163
739,011		5.000%, due 06/01/34	740,039
609,614		5.000%, due 08/01/34	610,462
1,620,372		5.000%, due 09/01/34	1,622,626
373,000		5.250%, due 04/15/07	382,306
1,643,703		5.500%, due 11/01/17	1,688,987
649,282		5.500%, due 01/01/18	667,170
1,568,691		5.500%, due 02/01/18	1,611,767
590,596		5.500%, due 01/01/19	606,814
1,098,272		5.500%, due 06/01/19	1,128,485
2,248,559		5.500%, due 07/01/19	2,310,418
1,225,910		5.500%, due 08/01/19	1,259,635
825,991		5.500%, due 09/01/19	848,715
219,468		5.500%, due 11/01/19	225,506
425,658		5.500%, due 12/01/19	437,368
940,072		5.500%, due 05/01/25	959,669
488,966		5.500%, due 06/01/25	499,160
2,564,343		5.500%, due 02/01/33	2,602,577
3,496,498		5.500%, due 06/01/33	3,548,630
7,091,282		5.500%, due 07/01/33	7,197,010
3,175,857		5.500%, due 11/01/33	3,223,208
547,587		5.500%, due 12/01/33	555,751
1,703,071		5.500%, due 01/01/34	1,728,463
2,530,008		5.500%, due 02/01/34	2,567,430
297,456		5.500%, due 03/01/34	301,843
810,254		5.500%, due 04/01/34	822,065
3,212,378		5.500%, due 05/01/34	3,259,206
356,812		5.500%, due 06/01/34	362,013
5,014,692		5.500%, due 07/01/34	5,087,793
644,000		5.500%, due 07/15/34	652,855
1,506,134		5.500%, due 08/01/34	1,528,089
7,194,099		5.500%, due 09/01/34	7,298,968
5,798,357		5.500%, due 10/01/34	5,882,881
7,572,536		5.500%, due 11/01/34	7,682,921
3,581,344		5.500%, due 12/01/34	3,633,550
2,620,183		5.500%, due 01/01/35	2,658,390
934,889		5.500%, due 02/01/35	948,533
1,295,969		5.500%, due 04/01/35	1,314,886
1,270,000		5.722%, due 02/01/09	1,321,191
6,451,000		6.000%, due 05/15/08	6,823,493
2,073,000		6.000%, due 05/15/11	2,282,715

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$450,045		6.000%, due 04/01/16	$465,600
78,949		6.000%, due 11/01/16	81,678
360,668		6.000%, due 12/01/16	373,139
110,069		6.000%, due 01/01/17	113,875
819,953		6.000%, due 02/01/17	848,305
1,105,299		6.000%, due 08/01/17	1,143,551
348,641		6.000%, due 03/01/18	360,707
3,241,116		6.000%, due 11/01/18	3,353,186
4,025,810		6.000%, due 03/01/34	4,130,018
4,968,749		6.000%, due 04/01/34	5,097,414
381,509		6.000%, due 05/01/34	391,385
5,307,600		6.000%, due 06/01/34	5,444,988
2,924,243		6.000%, due 07/01/34	2,999,937
3,619,930		6.000%, due 08/01/34	3,713,631
293,208		6.000%, due 10/01/34	300,798
311,846		6.000%, due 11/01/34	319,918
7,064,000	L	6.125%, due 03/15/12	7,910,853
239,839		6.330%, due 03/01/11	259,639
1,528,063		6.500%, due 06/01/31	1,585,516
208,536		6.500%, due 07/01/31	216,376
227,042		6.500%, due 08/01/31	235,578
1,099,159		6.500%, due 09/01/31	1,140,486
661,743		6.500%, due 12/01/31	686,624
2,210,735		6.500%, due 07/01/32	2,292,432
1,751,248		6.500%, due 08/01/32	1,815,964
1,668,723		6.500%, due 01/01/33	1,730,390
246,736		6.500%, due 03/01/34	255,512
299,777		6.500%, due 04/01/34	310,440
444,701		6.500%, due 06/01/34	460,519
1,349,894		6.500%, due 08/01/34	1,397,908
3,797,000		6.625%, due 09/15/09	4,187,995
2,892,000		6.625%, due 11/15/10	3,252,378
159,385		7.500%, due 02/01/30	170,447
696,919		7.500%, due 03/01/31	744,892
635,938		7.500%, due 02/01/32	679,712

			179,248,040

		Government National Mortgage Association: 1.4%
180,647		4.500%, due 07/20/33	178,224
232,870		4.500%, due 09/15/33	230,475
830,832		4.500%, due 09/20/33	819,688
303,925		4.500%, due 12/20/34	299,754
329,254		5.000%, due 03/15/34	332,309
933,797		5.000%, due 06/15/34	942,460
284,473		5.000%, due 10/15/34	287,112
1,740,341		5.500%, due 11/15/32	1,780,381
5,793,501		5.500%, due 05/15/33	5,924,831
1,676,587		5.500%, due 08/15/33	1,714,593
1,136,247		6.000%, due 09/15/32	1,173,649
1,448,563		6.000%, due 04/15/33	1,495,762
1,394,541		6.000%, due 07/15/34	1,439,841
578,991		6.000%, due 09/15/34	597,799
1,129,452		6.000%, due 11/20/34	1,163,667
614,125		6.000%, due 02/20/35	632,683
177,749		6.000%, due 04/20/35	183,120
60,927		6.500%, due 03/15/28	63,801
451,150		6.500%, due 04/15/28	472,432
42,931		6.500%, due 07/15/28	44,956
85,962		6.500%, due 12/15/28	90,017
1,046,773		6.500%, due 08/15/34	1,094,409
51,223		7.500%, due 12/15/23	55,256
24,490		7.500%, due 02/15/28	26,278

			21,043,497

		Total U.S. Government Agency Obligations (Cost $277,554,141)	278,725,340

U.S. TREASURY OBLIGATIONS: 9.1%
		U.S. Treasury Bonds: 2.4%
3,210,000	L	4.125%, due 05/15/15	3,257,900
3,623,000	L	5.375%, due 02/15/31	4,276,274
22,848,000	L	6.250%, due 08/15/23	28,480,580
1,425,000		9.875%, due 11/15/15	2,130,264

			38,145,018

		U.S. Treasury Inflation Indexed Bonds: 0.9%
6,168,000	L	3.000%, due 07/15/12	7,334,392
4,649,000	L	4.250%, due 01/15/10	6,052,790

			13,387,182

		U.S. Treasury Notes: 5.8%
6,297,000	L	3.000%, due 11/15/07	6,207,469
1,983,000	L	3.250%, due 08/15/07	1,967,586
2,054,000	L	3.500%, due 11/15/06	2,052,316
8,338,000	L	3.500%, due 11/15/09	8,267,327
354,000	L	3.875%, due 02/15/13	354,540
24,565,000	L	4.750%, due 11/15/08	25,386,404
1,189,000	L	4.750%, due 05/15/14	1,262,013
251,000	L	5.000%, due 02/15/11	266,756
5,671,000	L	5.500%, due 02/15/08	5,935,280
16,116,000	L	5.625%, due 05/15/08	16,970,905
1,452,000	L	5.875%, due 11/15/05	1,465,954
7,649,000	L	6.875%, due 05/15/06	7,870,706
12,289,000	L	7.000%, due 07/15/06	12,718,636
1,089,000	L	10.375%, due 11/15/12	1,252,903

			91,978,795

		Total U.S. Treasury Obligations (Cost $140,903,996)	143,510,995

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.2%
1,552,000		AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	1,539,959
1,657,929		Capital One Auto Finance Trust, 4.790%, due 01/15/09	1,664,207

			3,204,166

		Credit Card Asset-Backed Securities: 0.2%
2,359,000		Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,414,022

			2,414,022

		Other Asset-Backed Securities: 0.3%
55,000		Countrywide Asset-Backed Certificates, 5.580%, due 05/25/35	55,292
974,000		Countrywide Asset-Backed Certificates, 4.823%, due 03/25/35	984,402
384,546	#	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	407,216
635,505		Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	631,502

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Other Asset-Backed Securities (continued)
$693,730		Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	$691,717
2,384,786		Structured Asset Securities Corp, 4.670%, due 03/25/35	2,375,927

			5,146,056

		Total Asset-Backed Securities (Cost $10,727,134)	10,764,244

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
		Agency Collateral CMO: 0.6%
2,350,882		Small Business Administration Participation Certificates, 4.350%, due 07/01/23	2,340,390
820,681		Small Business Administration Participation Certificates, 4.770%, due 04/01/24	832,692
1,846,000		Small Business Administration Participation Certificates, 4.950%, due 03/01/35	1,887,281
1,122,090		Small Business Administration Participation Certificates, 4.990%, due 09/01/24	1,150,123
1,317,911		Small Business Administration Participation Certificates, 5.180%, due 05/01/24	1,363,157
1,891,353		Small Business Administration Participation Certificates, 5.520%, due 06/01/24	1,986,771

			9,560,414

		Commercial Mortgage-Backed Securities: 1.5%
458,137		Bear Stearns Commercial Mortgage Securities, 6.800%, due 07/15/31	470,530
990,472	L	Bear Stearns Commercial Mortgage Securities Corp., 5.116%, due 02/11/41	1,032,890
1,699,000		Chase Commercial Mortgage Securities Corp., 6.390%, due 11/18/30	1,809,050
263,233		Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	278,666
449,000	#	Crimmi Mae CMBS Corp., 6.701%, due 06/20/30	461,634
1,250,000	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,332,813
1,000,000		CS First Boston Mortgage Securities Corp., 6.380%, due 12/16/35	1,090,925
1,232,711		Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,293,001
583,801		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	610,765
286,788		First Union Commercial Mortgage Securities, Inc., 7.380%, due 04/18/29	297,619
581,150		First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	612,478
1,067,069		Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,067,418
1,485,000	L	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,566,823
130,571		GS Mortgage Securities Corp. II, 6.060%, due 10/18/30	130,904
1,538,379	L	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,594,008
426,000		JP Morgan Commercial Mortgage Finance Corp., 6.613%, due 01/15/30	446,853
1,485,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.384%, due 05/15/41	1,560,295
372,524		Merrill Lynch Mortgage Investors, Inc., 6.390%, due 02/15/30	389,187
40,861,719	#	Morgan Stanley Capital I, 0.587%, due 11/15/30	873,317
1,266,932		Morgan Stanley Capital I, 5.168%, due 01/14/42	1,321,923
1,629,573		Mortgage Capital Funding, Inc., 6.337%, due 11/18/31	1,710,109
353,822		Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	374,040
1,560,000		Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,591,936
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,559,226

			23,476,410

		Whole Loan Collateralized Mortgage Obligations: 0.0%
58,829	#	Blackrock Capital Finance LP, 7.750%, due 09/25/26	55,052
691,000		RAAC Series, 4.971%, due 09/25/34	689,205

			744,257

		Total Collateralized Mortgage Obligations (Cost $33,908,597)	33,781,081

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

OTHER BONDS: 0.2%
		Sovereign: 0.2%
$653,000	@@,L	Israel Government Intl. Bond, 4.625%, due 06/15/13	$647,251
1,662,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15	1,833,186
648,000	@@	Mexico Government Intl. Bond, 7.500%, due 04/08/33	745,200

		Total Other Bonds (Cost $3,161,468)	3,225,637

		Total Long-Term Investments (Cost $1,428,664,846)	1,542,413,214

SHORT-TERM INVESTMENTS: 27.5%
		Commercial Papers: 1.7%
10,000,000		Ranger Funding, 3.180%, due 07/15/05	9,986,750
15,971,000		Merrill Lynch, 3.370%, due 07/01/05	15,969,505

		Total Commercial Papers (Cost $25,958,633)	25,956,255

		Securities Lending CollateralCC: 25.8%
405,322,310		The Bank of New York Institutional Cash Reserves Fund	405,322,310

		Total Securities Lending Collateral (Cost $405,322,310)	405,322,310

		Total Short-Term Investments (Cost $431,280,943)	431,278,565

Total Investments In Securities (Cost $1,859,945,789)*	125.8%	$1,973,691,779
Other Assets and Liabilities-Net	(25.8)	(405,214,641)

Net Assets	100.0%	$1,568,477,138

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees
C	Bond may be called prior to maturity date
cc	Securities purchased with cash collateral for securities loaned
W	When-issued or delayed delivery security
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,871,110,198. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,285,474
Gross Unrealized Depreciation	(26,703,893)

Net Unrealized Appreciation	$102,581,581

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 87.6%
		Advertising: 1.3%
5,090	@	Lamar Advertising Co.	$217,699
7,740	@	RH Donnelley Corp.	479,726

			697,425

		Electric: 36.4%
99,520	@	AES Corp.	1,630,138
970	@	Allegheny Energy, Inc.	24,463
8,200		Avista Corp.	152,438
11,670	@	CMS Energy Corp.	175,750
12,090		Constellation Energy Group, Inc.	697,472
19,220	@@	CPFL Energia SA	455,514
9,540		Dominion Resources, Inc.	700,141
11,130		DTE Energy Co.	520,550
9,833	@@	E.ON AG	873,266
24,240		Edison Intl.	982,932
10,060	@@	Endesa SA	233,936
28,583	@@	Enel S.p.A.	249,539
31,790	@@	Enersis SA ADR	331,888
13,820		Entergy Corp.	1,044,101
36,490		Exelon Corp.	1,873,031
17,730	@@	Fortum Oyj	284,409
1,790		FPL Group, Inc.	75,287
159,266	@@	International Power PLC	586,763
30,610		MDU Resources Group, Inc.	862,284
25,120		NorthWestern Corp.	791,782
44,220	@	NRG Energy, Inc.	1,662,672
24,600		PG&E Corp.	923,484
28,230		PPL Corp.	1,676,296
430		Public Service Enterprise Group, Inc.	26,153
1,360	@@	Red Electrica de Espana	37,613
56,180	@	Reliant Resources, Inc.	695,508
7,851	@@	RWE AG	504,554
9,100		SCANA Corp.	388,661
8,990		TXU Corp.	746,979

			19,207,604

		Gas: 8.1%
20,270		AGL Resources, Inc.	783,436
63,251	@@	Enagas	1,118,451
15,170		Oneok, Inc.	495,301
37,850		Sempra Energy	1,563,583
13,720	@	Southern Union Co.	336,826

			4,297,597

		Iron/Steel: 0.7%
4,470	@@	Tenaris SA ADR	349,867

			349,867

		Media: 9.1%
2,890	@	Cablevision Systems Corp.	93,058
26,400	@	Citadel Broadcasting Corp.	302,280
22,540	@	Comcast Corp.	675,073
12,180	@@	Grupo Televisa SA ADR	756,256
47,700		News Corp. — Class A	771,786
8,290	@	Radio One, Inc.	105,532
16,630	@	Radio One, Inc. — Class D	212,365
770	@@	Rogers Communications, Inc.	25,273
45,090	@	Time Warner, Inc.	753,454
49,260	@@	TV Azteca SA de CV ADR	376,346
22,250	@@	Viacom, Inc.	712,445

			4,783,868

		Oil and Gas: 3.7%
3,760		ENSCO Intl., Inc.	134,420
10,650		GlobalSantaFe Corp.	434,520
3,270		Noble Corp.	201,138
12,510	@	Pride Intl., Inc.	321,507
29,370	@,I,#	Rosetta Resources, Inc.	469,920
1,626	@@	Total SA	380,634

			1,942,139

		Oil and Gas Services: 1.8%
19,980		Halliburton Co.	955,444

			955,444

		Pipelines: 4.2%
61,130		El Paso Corp.	704,218
4,700		Equitable Resources, Inc.	319,600
10,000		Questar Corp.	659,000
27,990		Williams Cos., Inc.	531,810

			2,214,628

		Telecommunications: 20.0%
15,090	@@	AFK Sistema GDR	247,476
12,260	@@	America Movil SA de CV ADR	730,819
11,890		BellSouth Corp.	315,917
7,740		CenturyTel, Inc.	268,036
22,980	@@	Cia de Telecomunicaciones de Chile SA ADR	233,707
62,790		Citizens Communications Co.	843,898
27,154	@,@@	Deutsche Telekom AG	500,495
10,966	@,@@	Fastweb	473,055
19,630	@@	France Telecom	571,507
5,800	@	NTL, Inc.	396,836
13,380		SBC Communications, Inc.	317,775
318,000	@@	Singapore Telecommunications Ltd.	520,888
75,220		Sprint Corp.	1,887,269
103,456	@@	Telecom Corp. of New Zealand Ltd.	432,801
51,746	@,@@	Telefonica SA	844,514

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
24,520	@@	TELUS Corp.	$840,932
456,552	@@	Vodafone Group PLC	1,110,460

			10,536,385

		Water: 2.3%
14,199	@@	AWG PLC	244,000
19,625	@@	Severn Trent PLC	356,902
22,321	@@	Suez SA	603,590

			1,204,492

		Total Common Stock (Cost $44,755,420)	46,189,449

PREFERRED STOCK: 2.5%
		Electric: 1.1%
40	#	NRG Energy, Inc.	43,935
10,320	@	PNM Resources, Inc.	552,533

			596,468

		Gas: 0.3%
2,690	@	Southern Union Co.	136,356

			136,356

		Holding Companies — Diversified: 0.1%
800		Williams Holdings Of Delaware	73,000

			73,000

		Pipelines: 1.0%
500	#	El Paso Corp.	533,000

			533,000

		Total Preferred Stock (Cost $1,298,789)	1,338,824

Principal
Amount			Value

CORPORATE BONDS/NOTES: 5.9%
		Electric: 5.2%
$300,000		AES Corp., 8.875%, due 02/15/11	$336,000
570,000	#	Allegheny Energy Supply, 8.250%, due 04/15/12	641,250
470,000	C	CMS Energy Corp., 8.500%, due 04/15/11	526,400
24,000	@@	Empresa Nacional de Electricidad SA, 8.350%, due 08/01/13	27,925
47,000	@@	Enersis SA, 7.375%, due 01/15/14	50,826
620,000	#,C	NRG Energy, Inc., 8.000%, due 12/15/13	657,201
40,000	#,C	Texas Genco LLC, 6.875%, due 12/15/14	42,300
475,000	#,C	TXU Corp., 6.500%, due 11/15/24	467,657

			2,749,559

		Oil and Gas: 0.1%
50,000	#,C	Chesapeake Energy Corp., 6.375%, due 06/15/15	51,500

			51,500

		Telecommunications: 0.6%
60,000	@@,C	Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	61,350
230,000	@@,C	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	248,975

			310,325

		Total Corporate Bonds/Notes (Cost $3,042,818)	3,111,384

		Total Long-Term Investments (Cost $49,097,027)	50,639,657

SHORT-TERM INVESTMENTS: 9.0%
		Federal National Mortgage Association: 9.0%
4,743,000		2.550%, due 07/01/05	4,742,664

		Total Short-Term Investments (Cost $4,743,000)	4,742,664

Total Investments In Securities (Cost $53,840,027)*	105.0%	$55,382,321
Other Assets and Liabilities-Net	(5.0)	(2,638,865)

Net Assets	100.0%	$52,743,456

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $53,851,814. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,750,316
Gross Unrealized Depreciation	(219,809)

Net Unrealized Appreciation	$1,530,507

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pound Sterling
GBP 3,000	Buy	07/06/05	5,468	$5,376	$(92)

					$(92)

			USD
British Pound Sterling
GBP 300,000	Sell	07/06/05	542,755	537,609	5,146
Euro
EUR 60,000	Sell	08/08/05	73,726	72,742	984
British Pound Sterling
GBP 60,000	Sell	07/06/05	109,092	107,522	1,570
Euro
EUR 310,000	Sell	08/08/05	380,931	375,832	5,099
Euro
EUR 100,996	Sell	08/08/05	122,559	122,443	116
Euro
EUR 162,723	Sell	08/08/05	197,448	197,279	169
British Pound Sterling
GBP 98,867	Sell	07/06/05	180,070	177,172	2,898
Euro
EUR 82,177	Sell	08/08/05	99,566	99,628	(62)
Euro
EUR 7,669	Sell	08/08/05	9,434	9,298	136
Euro
EUR 56,232	Sell	08/08/05	68,421	68,173	248
Euro
EUR 645,922	Sell	08/08/05	787,554	783,090	4,464
Euro
EUR 257,876	Sell	08/08/05	314,420	312,638	1,782
British Pound Sterling
GBP 238,537	Sell	07/06/05	436,170	427,465	8,705
Euro
EUR 40,372	Sell	08/08/05	49,226	48,945	281
Euro
EUR 1,130,000	Sell	08/17/05	1,372,950	1,370,485	2,465
Euro
EUR 13,367	Sell	08/08/05	16,119	16,206	(87)
Euro
EUR 16,957	Sell	08/08/05	20,450	20,558	(108)
Euro
EUR 216,637	Sell	08/08/05	261,459	262,642	(1,183)
British Pound Sterling
GBP 58,769	Sell	07/06/05	106,075	105,316	759
Euro
EUR 68,678	Sell	08/08/05	82,843	83,262	(419)

					$32,963

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.6%
		Advertising: 0.1%
2,100	L	Catalina Marketing Corp.	$53,361
1,200	@,L	Getty Images, Inc.	89,112
2,500		Omnicom Group, Inc.	199,650
600	@,L	RH Donnelley Corp.	37,188

			379,311

		Aerospace/ Defense: 2.5%
48,600		Boeing Co.	3,207,906
11,100		General Dynamics Corp.	1,215,894
5,800		Goodrich Corp.	237,568
34,800		Lockheed Martin Corp.	2,257,476
39,100		Northrop Grumman Corp.	2,160,275
28,500		Raytheon Co.	1,114,920
5,500		Rockwell Collins, Inc.	262,240
71,000		United Technologies Corp.	3,645,850

			14,102,129

		Agriculture: 1.7%
111,200		Altria Group, Inc.	7,190,192
2,800		Loews Corp.	93,296
26,600		Monsanto Co.	1,672,342
13,700	L	Reynolds American, Inc.	1,079,560

			10,035,390

		Airlines: 0.0%
3,500	@,L	Alaska Air Group, Inc.	104,125

			104,125

		Apparel: 0.3%
26,900	@	Coach, Inc.	903,033
5,600	L	Nike, Inc.	484,960
10,000	@,L	Timberland Co.	387,200
400		VF Corp.	22,888

			1,798,081

		Auto Manufacturers: 0.4%
150,100	L	Ford Motor Co.	1,537,024
600		Oshkosh Truck Corp.	46,968
12,400		PACCAR, Inc.	843,200
800	L	Wabash National Corp.	19,384

			2,446,576

		Auto Parts and Equipment: 0.1%
4,200	@@	Autoliv, Inc.	183,960
15,600	@,L	Goodyear Tire & Rubber Co.	232,440

			416,400

		Banks: 8.0%
9,100	L	AmSouth Bancorp	236,600
270,300		Bank of America Corp.	12,328,383
28,100		BB&T Corp.	1,123,157
15,700		Comerica, Inc.	907,460
3,100		Compass Bancshares, Inc.	139,500
13,000		Fifth Third Bancorp	535,730
4,100		Fremont General Corp.	99,753
7,300		Hibernia Corp.	242,214
54,500	L	KeyCorp	1,806,675
13,700	L	M & T Bank Corp.	1,440,692
12,100	L	Marshall & Ilsley Corp.	537,845
5,500		Mellon Financial Corp.	157,795
49,100		National City Corp.	1,675,292
3,400		Northern Trust Corp.	155,006
27,200		PNC Financial Services Group, Inc.	1,481,312
25,800	L	Regions Financial Corp.	874,104
32,300		SunTrust Banks, Inc.	2,333,352
2,300	@,L	SVB Financial Group	110,170
57,100		The Bank of New York Co., Inc.	1,643,338
3,385	@@	Toronto-Dominion Bank	151,005
173,600		U.S. Bancorp	5,069,120
7,600		UnionBanCal Corp.	508,592
123,700		Wachovia Corp.	6,135,520
101,700		Wells Fargo & Co.	6,262,686
5,500		Zions Bancorporation	404,415

			46,359,716

		Beverages: 2.2%
20,000	L	Anheuser-Busch Cos., Inc.	915,000
700	L	Brown-Forman Corp.	42,322
124,300		Coca-Cola Co.	5,189,525
14,400		Pepsi Bottling Group, Inc.	411,984
700		PepsiAmericas, Inc.	17,962
117,000		PepsiCo, Inc.	6,309,810

			12,886,603

		Biotechnology: 0.7%
43,000	@	Amgen, Inc.	2,599,780
19,600	@	Genentech, Inc.	1,575,367
1,600	@,L	Invitrogen Corp.	133,264

			4,308,411

		Building Materials: 0.5%
22,500		American Standard Cos., Inc.	943,200
3,800	L	Eagle Materials, Inc.	345,542
600	L	Lafarge North America, Inc.	37,464
2,900		Martin Marietta Materials, Inc.	200,448
44,300		Masco Corp.	1,406,968
4,700	@,L	USG Corp.	199,750
800	L	Vulcan Materials Co.	51,992

			3,185,364

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Chemicals: 1.9%
8,500	@@,L	Agrium, Inc.	$166,685
12,700		Air Products & Chemicals, Inc.	765,810
58,200		Dow Chemical Co.	2,591,646
88,200		E.I. du Pont EI de Nemours & Co.	3,793,482
7,200		Eastman Chemical Co.	397,080
4,200		Engelhard Corp.	119,910
4,200	@	FMC Corp.	235,788
20,000		PPG Industries, Inc.	1,255,200
6,600		Praxair, Inc.	307,560
27,700	L	Rohm & Haas Co.	1,283,618
4,400		Sherwin-Williams Co.	207,196
600		Valspar Corp.	28,974

			11,152,949

		Coal: 0.0%
2,800	L	Consol Energy, Inc.	150,024
1,100		Peabody Energy Corp.	57,244

			207,268

		Commercial Services: 0.6%
3,300	@,L	Apollo Group, Inc.	258,126
1,000	L	Arbitron, Inc.	42,900
1,100		Cendant Corp.	24,607
8,900		Equifax, Inc.	317,819
37,000	L	McKesson Corp.	1,657,230
14,000	L	Moody’s Corp.	629,440
2,140	@,L	PHH Corp.	55,041
4,300	L	R.R. Donnelley & Sons Co.	148,393
100	L	Robert Half Intl., Inc.	2,497
1,600	@,L	Weight Watchers Intl., Inc.	82,576

			3,218,629

		Computers: 4.4%
77,300	@	Apple Computer, Inc.	2,845,413
35,000	@,L	Brocade Communications Systems, Inc.	135,800
7,200	@,L	Cadence Design Systems, Inc.	98,352
203,700	@	Dell, Inc.	8,048,187
37,500	L	Electronic Data Systems Corp.	721,875
89,600	@	EMC Corp.	1,228,416
114,400		Hewlett-Packard Co.	2,689,544
900	@,L	Hutchinson Technology, Inc.	34,659
106,200		International Business Machines Corp.	7,880,040
13,000	@	NCR Corp.	456,560
8,300	@	Storage Technology Corp.	301,207
110,000	@	Sun Microsystems, Inc.	410,300
20,300	@,L	Synopsys, Inc.	338,401
27,700	@,L	Western Digital Corp.	371,734

			25,560,488

		Cosmetics/ Personal Care: 2.1%
22,100		Avon Products, Inc.	836,485
4,100		Colgate-Palmolive Co.	204,631
90,700		Gillette Co.	4,592,141
125,200	L	Procter & Gamble Co.	6,604,300

			12,237,557

		Distribution/ Wholesale: 0.0%
4,500	L	Genuine Parts Co.	184,905

			184,905

		Diversified Financial Services: 9.7%
700	@	Affiliated Managers Group	47,831
59,000		American Express Co.	3,140,570
13,700	@,L	AmeriCredit Corp.	349,350
17,200		Bear Stearns Cos., Inc.	1,787,768
18,700	L	Capital One Financial Corp.	1,496,187
141,400	L	Charles Schwab Corp.	1,594,992
9,600		CIT Group, Inc.	412,512
307,200		Citigroup, Inc.	14,201,856
37,600		Countrywide Financial Corp.	1,451,736
63,000		Fannie Mae	3,679,200
18,900		Franklin Resources, Inc.	1,454,922
42,600		Freddie Mac	2,778,798
16,600	L	Goldman Sachs Group, Inc.	1,693,532
7,900	L	Indymac Bancorp, Inc.	321,767
201,700		J.P. Morgan Chase & Co.	7,124,044
400	L	Legg Mason, Inc.	41,644
27,200		Lehman Brothers Holdings, Inc.	2,700,416
65,500		MBNA Corp.	1,713,480
76,600		Merrill Lynch & Co., Inc.	4,213,766
100,000		Morgan Stanley	5,247,000
6,900	@,L	Providian Financial Corp.	121,647
22,000	L	SLM Corp.	1,117,600

			56,690,618

		Electric: 3.2%
45,600	L	American Electric Power Co., Inc.	1,681,272
3,100	L	Cinergy Corp.	138,942
7,800	@,L	CMS Energy Corp.	117,468
10,300		Constellation Energy Group, Inc.	594,207
16,900		Dominion Resources, Inc.	1,240,291
58,300	L	Duke Energy Corp.	1,733,259
46,200		Edison Intl.	1,873,410
2,300	L	Energy East Corp.	66,654
14,500	L	Entergy Corp.	1,095,475
47,900	L	Exelon Corp.	2,458,707
12,600	L	FirstEnergy Corp.	606,186
30,400		FPL Group, Inc.	1,278,624
5,300	@,L	NRG Energy, Inc.	199,280
41,900		PG&E Corp.	1,572,926
7,400		PPL Corp.	439,412
2,700		Progress Energy, Inc.	122,148
22,800	L	Public Service Enterprise Group, Inc.	1,386,696
12,600	L	Southern Co.	436,842
17,800		TXU Corp.	1,479,002
1,100		Wisconsin Energy Corp.	42,900

			18,563,701

		Electrical Components and Equipment: 0.2%
16,000		Emerson Electric Co.	1,002,080
5,600	@,L	Energizer Holdings, Inc.	348,152

			1,350,232

		Electronics: 0.2%
9,400	@	Agilent Technologies, Inc.	216,388
9,600		Amphenol Corp.	385,632
13,100		Applera Corp. — Applied Biosystems Group	257,677
1,200	@,L	Cymer, Inc.	31,620
8,100	@,L	Jabil Circuit, Inc.	248,913
1,300	@	Thomas & Betts Corp.	36,712

			1,176,942

		Engineering and Construction: 0.0%
2,000	@,L	Washington Group Intl., Inc.	102,240

			102,240

		Entertainment: 0.0%
500	@	Isle of Capri Casinos, Inc.	13,100
4,900	@	Penn National Gaming, Inc.	178,850

			191,950

		Environmental Control: 0.2%
7,100		Republic Services, Inc.	255,671
21,500		Waste Management, Inc.	609,310

			864,981

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Food: 1.1%
9,100		Albertson’s, Inc.	$188,188
86,900		Archer-Daniels-Midland Co.	1,857,922
1,400		Campbell Soup Co.	43,078
4,600		Chiquita Brands Intl., Inc.	126,316
1,700	@,L	Dean Foods Co.	59,908
15,300		General Mills, Inc.	715,887
20,200		Hershey Co.	1,254,420
1,700		Kellogg Co.	75,548
11,000	@,L	Kroger Co.	209,330
6,700	L	Pilgrim’s Pride Corp.	228,671
18,600	L	Safeway, Inc.	420,174
26,600	L	Sara Lee Corp.	526,946
7,800	@	SUPERVALU, Inc.	254,358
4,400		Sysco Corp.	159,236
340	@	TreeHouse Foods, Inc.	9,693

			6,129,675

		Forest Products and Paper: 0.1%
2,600	L	Georgia-Pacific Corp.	82,680
3,900	L	International Paper Co.	117,819
9,200	L	Louisiana-Pacific Corp.	226,136
2,200		Potlatch Corp.	115,126
4,200	L	Weyerhaeuser Co.	267,330

			809,091

		Gas: 0.2%
7,300		Atmos Energy Corp.	210,240
200		Energen Corp.	7,010
4,200	L	Oneok, Inc.	137,130
20,500		Sempra Energy	846,855

			1,201,235

		Hand/ Machine Tools: 0.0%
2,000		Black & Decker Corp.	179,700

			179,700

		Healthcare — Products: 3.6%
700	L	Bausch & Lomb, Inc.	58,100
33,900		Baxter Intl., Inc.	1,257,690
31,800		Becton Dickinson & Co.	1,668,546
24,100	@	Boston Scientific Corp.	650,700
1,200	@,L	Edwards Lifesciences Corp.	51,624
12,400		Guidant Corp.	834,520
1,400	@,L	Haemonetics Corp.	56,896
197,500	L	Johnson & Johnson	12,837,500
3,400	L	LCA-Vision, Inc.	164,764
64,000		Medtronic, Inc.	3,314,560

			20,894,900

		Healthcare — Services: 2.6%
17,500		Aetna, Inc.	1,449,350
3,200	@,L	American Healthways, Inc.	135,264
2,800	@,L	Beverly Enterprises, Inc.	35,672
1,900	@	Community Health Systems, Inc.	71,801
1,900	@,L	Genesis HealthCare Corp.	87,932
36,500	L	HCA, Inc.	2,068,455
3,600	@	Health Net, Inc.	137,376
9,100	@	Humana, Inc.	361,634
3,900	@,L	Kindred Healthcare, Inc.	154,479
4,900	@,L	Lincare Holdings, Inc.	200,116
100	L	Manor Care, Inc.	3,973
4,100	@,L	PacifiCare Health Systems, Inc.	292,945
1,700	@	Pediatrix Medical Group, Inc.	125,018
22,200		Quest Diagnostics, Inc.	1,182,594
4,400	@,L	Sierra Health Services, Inc.	314,424
1,300	@,L	Sunrise Senior Living, Inc.	70,174
3,600	@,L	Triad Hospitals, Inc.	196,704
109,000		UnitedHealth Group, Inc.	5,683,260
1,800		Universal Health Services, Inc.	111,924
3,200	@,L	Wellchoice, Inc.	222,304
34,400	@	WellPoint, Inc.	2,395,616

			15,301,015

		Home Builders: 0.5%
900	@	Cavco Industries, Inc.	25,362
3,000	L	Centex Corp.	212,010
32,533		DR Horton, Inc.	1,223,566
6,000	L	KB Home	457,380
1,600	L	MDC Holdings, Inc.	131,600
400	@,L	NVR, Inc.	324,000
1,400		Pulte Homes, Inc.	117,950
5,000		Ryland Group, Inc.	379,350
1,700	L	Standard-Pacific Corp.	149,515
1,500	@,L	Toll Brothers, Inc.	152,325

			3,173,058

		Home Furnishings: 0.0%
4,600	L	Furniture Brands Intl., Inc.	99,406
2,800	@,L	Tempur-Pedic Intl., Inc.	62,104

			161,510

		Household Products/ Wares: 0.2%
900	L	Clorox Co.	50,148
18,000		Kimberly-Clark Corp.	1,126,620
400	@,L	Scotts Co.	28,484
3,100	@	Spectrum Brands, Inc.	102,300
2,700	L	Tupperware Corp.	63,099

			1,370,651

		Housewares: 0.1%
7,100	L	Toro Co.	274,131

			274,131

		Insurance: 5.4%
16,300	@@	ACE Ltd.	731,055
11,300		AFLAC, Inc.	489,064
57,700		Allstate Corp.	3,447,575
124,400		American Intl. Group, Inc.	7,227,640
5,600		AmerUs Group Co.	269,080
3,000	L	Aon Corp.	75,120
6,300	L	Assurant, Inc.	227,430
23,200	L	Chubb Corp.	1,986,152
18,200		CIGNA Corp.	1,947,946
770		Cincinnati Financial Corp.	30,461
11,100		Fidelity National Financial, Inc.	396,159
8,800		First American Corp.	353,232
28,200		Hartford Financial Services Group, Inc.	2,108,796
4,000		HCC Insurance Holdings, Inc.	151,480
3,600	L	Jefferson-Pilot Corp.	181,512
3,200	L	LandAmerica Financial Group, Inc.	189,984
22,500		Loews Corp.	1,743,750
16,000		Marsh & McLennan Cos., Inc.	443,200
2,400L		MBIA, Inc.	142,344
46,400		MetLife, Inc.	2,085,216
800	L	MGIC Investment Corp.	52,176
4,300		Old Republic Intl. Corp.	108,747
900	@@	PartnerRe Ltd.	57,978
2,000		PMI Group, Inc.	77,960
42,800	L	Principal Financial Group, Inc.	1,793,320
14,900	L	Progressive Corp.	1,472,269
1,900	L	Protective Life Corp.	80,218
20,500		Prudential Financial, Inc.	1,346,030
300		Radian Group, Inc.	14,166
2,500	L	Reinsurance Group Of America	116,275
8,600		Safeco Corp.	467,324
27,800		St. Paul Travelers Cos., Inc.	1,098,934
2,200		StanCorp Financial Group, Inc.	168,476
700		Torchmark Corp.	36,540

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
400	@	Universal American Financial Corp.	$9,048
1,800		W.R. Berkley Corp.	64,224
4,600	@@,L	XL Capital Ltd.	342,332

			31,533,213

		Internet: 0.4%
300	@	CheckFree Corp.	10,218
18,400	@,L	Earthlink, Inc.	159,344
14,300	@,L	eBay, Inc.	472,043
5,300	@,L	Internet Security Systems	107,537
9,300	@,L	McAfee, Inc.	243,474
16,000	L	United Online, Inc.	173,760
2,900	@,L	Websense, Inc.	139,345
26,400	@	Yahoo!, Inc.	914,760

			2,220,481

		Investment Companies: 0.1%
8,400	L	American Capital Strategies Ltd.	303,324

			303,324

		Iron/ Steel: 0.1%
2,900	L	Carpenter Technology Corp.	150,220
5,000		Nucor Corp.	228,100
2,300	L	Reliance Steel & Aluminum Co.	85,261

			463,581

		Leisure Time: 0.0%
4,400	L	Nautilus Group, Inc.	125,400

			125,400

		Lodging: 0.6%
1,400		Choice Hotels Intl., Inc.	91,980
9,300		Hilton Hotels Corp.	221,805
14,100		Marriott Intl., Inc.	961,902
38,800	@,L	MGM Mirage	1,535,704
13,900	L	Starwood Hotels & Resorts Worldwide, Inc.	814,123

			3,625,514

		Machinery — Construction and Mining: 0.4%
22,300		Caterpillar, Inc.	2,125,413
3,700		Joy Global, Inc.	124,283
3,700	@	Terex Corp.	145,780

			2,395,476

		Machinery — Diversified: 0.1%
3,000		Deere & Co.	196,470
1,800	@,L	Flowserve Corp.	54,468
7,200		Rockwell Automation, Inc.	350,712

			601,650

		Media: 1.9%
70,500	@,L	Comcast Corp.	2,164,351
3,700		Gannett Co., Inc.	263,181
18,900	@	Liberty Media Corp.	192,591
29,400		McGraw-Hill Cos., Inc.	1,300,950
29,000	L	News Corp. — Class A	469,220
163,800	@	Time Warner, Inc.	2,737,098
59,500		Viacom, Inc.	1,905,190
55,600		Walt Disney Co.	1,400,008

			10,432,589

		Metal Fabricate/ Hardware: 0.1%
700		Commercial Metals Co.	16,674
2,000		Mueller Industries, Inc.	54,200
4,100		Precision Castparts Corp.	319,390
2,400	L	Quanex Corp.	127,224

			517,488

		Mining: 0.1%
7,500		Alcoa, Inc.	195,975
4,100		Phelps Dodge Corp.	379,250
200	@@,L	Southern Peru Copper Corp.	8,568

			583,793

		Miscellaneous Manufacturing: 4.7%
62,800		3M Co.	4,540,440
800		Cooper Industries Ltd.	51,120
551,900		General Electric Co.	19,123,335
1,600		Harsco Corp.	87,280
27,000		Honeywell Intl., Inc.	989,010
300		Illinois Tool Works, Inc.	23,904
13,200	@@	Ingersoll-Rand Co.	941,820
400		ITT Industries, Inc.	39,052
100	L	Pall Corp.	3,036
20,300		Textron, Inc.	1,539,755

			27,338,752

		Office/ Business Equipment: 0.0%
4,500		Pitney Bowes, Inc.	195,975

			195,975

		Oil and Gas: 11.3%
4,600	L	Amerada Hess Corp.	489,946
27,600		Anadarko Petroleum Corp.	2,267,340
27,000		Apache Corp.	1,744,200
43,800		Burlington Resources, Inc.	2,419,512
31,300	@@	Canadian Natural Resources Ltd.	1,134,651
10,600		Chesapeake Energy Corp.	241,680
159,500	L	ChevronTexaco Corp.	8,919,240
3,600	@,L	Comstock Resources, Inc.	91,044
92,900		ConocoPhillips	5,340,821
50,500		Devon Energy Corp.	2,559,340
4,200	L	Diamond Offshore Drilling	224,406
28,000		EOG Resources, Inc.	1,590,400
415,700		Exxon Mobil Corp.	23,890,280
6,000	L	Frontier Oil Corp.	176,100
5,500		Helmerich & Payne, Inc.	258,060
1,700		Holly Corp.	79,339
1,800	@	Houston Exploration Co.	95,490
17,379		Kerr-McGee Corp.	1,326,191
37,200		Marathon Oil Corp.	1,985,364
8,400	@	Newfield Exploration Co.	335,076
2,200		Noble Energy, Inc.	166,430
32,100	L	Occidental Petroleum Corp.	2,469,453
68,700	@,@@	Paramount Resources Ltd	1,008,512
6,000	@,@@	Precision Drilling Corp.	236,561
7,600		Premcor, Inc.	563,768
4,300	L	Sunoco, Inc.	488,824
2,500	@,L	Swift Energy Co.	89,550
30,100	@@	Talisman Energy, Inc.	1,128,013
8,000	L	Tesoro Petroleum Corp.	372,160
400	@	Todco	10,268
6,500	@	Transocean, Inc.	350,805
41,200	@@	Trilogy Energy Trust	602,459
31,400		Unocal Corp.	2,042,570
10,100	L	Valero Energy Corp.	799,011
6,200		Vintage Petroleum, Inc.	188,914

			65,685,778

		Oil and Gas Services: 0.1%
3,000	L	Baker Hughes, Inc.	153,480
4,100	@,L	Cal Dive Intl., Inc.	214,717

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil and Gas Services (continued)
3,500	L	Halliburton Co.	$167,370
1,300	@,L	Universal Compression Holdings, Inc.	47,112

			582,679

		Packaging and Containers: 0.1%
10,600	@	Crown Holdings, Inc.	150,838
15,800	@	Owens-Illinois, Inc.	395,790

			546,628

		Pharmaceuticals: 5.7%
82,200		Abbott Laboratories	4,028,622
8,400	L	Allergan, Inc.	716,016
3,600	L	Amerisourcebergen Corp.	248,940
7,300	@	Barr Laboratories, Inc.	355,802
73,800		Bristol-Myers Squibb Co.	1,843,524
10,500		Cardinal Health, Inc.	604,590
22,200	@	Caremark Rx, Inc.	988,344
19,600	L	Eli Lilly & Co.	1,091,916
4,600	@	Express Scripts, Inc.	229,908
300	@,L	Forest Laboratories, Inc.	11,655
28,600	@	Medco Health Solutions, Inc.	1,526,096
3,800		Medicis Pharmaceutical Corp.	120,574
204,500		Merck & Co., Inc.	6,299,557
472,200		Pfizer, Inc.	13,023,276
47,700		Wyeth	2,122,650

			33,211,470

		Pipelines: 0.3%
8,400		Kinder Morgan, Inc.	698,880
55,600	L	Williams Cos., Inc.	1,056,400

			1,755,280

		Retail: 6.0%
3,100	@,L	7-Eleven, Inc.	93,744
4,900		Abercrombie & Fitch Co.	336,630
4,100	@,L	Advance Auto Parts, Inc.	264,655
13,400		American Eagle Outfitters, Inc.	410,710
10,500	@,L	Autonation, Inc.	215,460
700	@	Barnes & Noble, Inc.	27,160
1,100	L	Bebe Stores, Inc.	29,117
17,000	@,L	Bed Bath & Beyond, Inc.	710,260
1,500		Best Buy Co., Inc.	102,825
3,300	@,L	BJ’s Wholesale Club, Inc.	107,217
5,000		Borders Group, Inc.	126,550
100	@	Brinker Intl., Inc.	4,005
4,500	@	CEC Entertainment, Inc.	189,405
3,000	@,L	Children’s Place	140,010
17,900		Circuit City Stores, Inc.	309,491
3,200	L	CKE Restaurants Inc	44,544
9,600	L	Costco Wholesale Corp.	430,272
10,200		Darden Restaurants, Inc.	336,396
5,400		Dillard’s, Inc.	126,468
2,600	@,L	Electronics Boutique Holdings Corp.	165,074
25,900	L	Federated Department Stores, Inc.	1,897,952
1,000	L	Finish Line	18,920
39,900		Gap, Inc.	788,025
200	@,L	Guitar Center, Inc.	11,674
122,700		Home Depot, Inc.	4,773,030
34,600		J.C. Penney Co., Inc. Holding Co.	1,819,268
2,200	@,L	Jack in the Box, Inc.	83,424
2,600		Longs Drug Stores Corp.	111,930
32,500		Lowe’s Cos., Inc.	1,892,150
90,300		McDonald’s Corp.	2,505,825
4,950	@,L	Men’s Wearhouse, Inc.	170,429
10,100		Michaels Stores, Inc.	417,837
2,900		Movie Gallery, Inc.	76,647
6,900		Nordstrom, Inc.	468,993
1,200	@	Office Depot, Inc.	27,408
867	@,L	Sears Holdings Corp.	129,937
30,800		Staples, Inc.	656,656
1,000	@	Starbucks Corp.	51,660
55,500		Target Corp.	3,019,755
26,700		TJX Cos., Inc.	650,145
3,700	@	Too, Inc.	86,469
14,700	@	Toys “R” Us, Inc.	389,256
140,500		Wal-Mart Stores, Inc.	6,772,100
39,500		Walgreen Co.	1,816,605
4,400	L	Wendy’s Intl., Inc.	209,660
29,000		Yum! Brands, Inc.	1,510,320
4,000	@,L	Zale Corp.	126,760

			34,652,828

		Savings and Loans: 0.6%
8,600	L	Astoria Financial Corp.	244,842
1,400		Downey Financial Corp.	102,480
12,800		Golden West Financial Corp.	824,064
400	@,L	Sterling Financial Corp.	14,960
57,100		Washington Mutual, Inc.	2,323,399

			3,509,745

		Semiconductors: 3.1%
400		Analog Devices, Inc.	14,924
44,200	L	Applied Materials, Inc.	715,156
800	@,L	ATMI, Inc.	23,208
600	@	Broadcom Corp.	21,306
9,330	@	Freescale Semiconductor, Inc.	197,609
12,800	@,L	Integrated Device Technology, Inc.	137,600
486,400		Intel Corp.	12,675,584
2,100	@,L	Lam Research Corp.	60,774
4,800		Linear Technology Corp.	176,112
5,900	@,L	Micrel, Inc.	67,968
8,900		National Semiconductor Corp.	196,067
800	@,L	Nvidia Corp.	21,376
7,600	@,L	Omnivision Technologies, Inc.	103,284
2,300	@,L	Photronics, Inc.	53,682
115,600	L	Texas Instruments, Inc.	3,244,892
2,700	@,L	Varian Semiconductor Equipment Associates, Inc.	99,900

			17,809,442

		Software: 3.7%
1,900	L	Adobe Systems, Inc.	54,378
7,200		Autodesk, Inc.	247,464
14,100		Automatic Data Processing, Inc.	591,777
500	@,L	CSG Systems Intl., Inc.	9,490
300	@	Dun & Bradstreet Corp.	18,495
15,900		First Data Corp.	638,226
4,700	@,L	Fiserv, Inc.	201,865
500		Global Payments, Inc.	33,900
580,300		Microsoft Corp.	14,414,652
358,700	@	Oracle Corp.	4,734,840
2,000	@,L	Pixar, Inc.	100,100
15,300	@	Veritas Software Corp.	373,320

			21,418,507

		Telecommunications: 5.4%
5,700	L	Adtran, Inc.	141,303
12,500	L	Alltel Corp.	778,500
77,300		AT&T Corp.	1,471,792
93,000		BellSouth Corp.	2,471,010
12,400	L	CenturyTel, Inc.	429,412
384,900	@	Cisco Systems, Inc.	7,355,439
131,300		Motorola, Inc.	2,397,538
113,600	@,L	Nextel Communications, Inc.	3,670,416
300	@,L	NTL, Inc.	20,526
71,900		Qualcomm, Inc.	2,373,419
112,400		SBC Communications, Inc.	2,669,500
18,800	L	Sprint Corp.	471,692

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO®
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
400	L	Telephone & Data Systems, Inc.	$15,336
211,800		Verizon Communications, Inc.	7,317,690

			31,583,573

		Toys/ Games/ Hobbies: 0.0%
4,000	L	Action Performance Cos., Inc.	35,280
7,700	@,L	Marvel Enterprises, Inc.	151,844

			187,124

		Transportation: 1.0%
38,900		Burlington Northern Santa Fe Corp.	1,831,412
5,000		CNF, Inc.	224,500
11,000		CSX Corp.	469,260
18,200		FedEx Corp.	1,474,382
500		General Maritime Corp.	21,200
6,600	@	Laidlaw International Inc	159,060
23,900		Norfolk Southern Corp.	739,944
3,100	L	OMI Corp	58,931
6,200	@,L	Swift Transportation Co., Inc.	144,398
5,500		United Parcel Service, Inc.	380,380
5,742	@,L	Yellow Roadway Corp.	291,694

			5,795,161

		Trucking and Leasing: 0.0%
3,400	L	Gatx Corp.	117,300

			117,300

		Total Common Stock (Cost $552,056,882)	574,212,283

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 12.0%
	Securities Lending CollateralCC: 12.0%
$69,871,465	The Bank of New York Institutional Cash Reserves Fund	$69,871,465

	Total Short-Term Investments (Cost $69,871,465)	69,871,465

Total Investments In Securities (Cost $621,928,347)*	110.6%	$644,083,748
Other Assets and Liabilities-Net	(10.6)	(61,491,880)

Net Assets	100.0%	$582,591,868

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $623,605,446. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,720,950
Gross Unrealized Depreciation	(18,242,648)

Net Unrealized Appreciation	$20,478,302

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005
(as a percent of net assets)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.7%
		Airlines: 0.2%
$1,550,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	$1,601,909
250,000	I,**	United AirLines, Inc., 5.850%, due 04/07/16	134,381

			1,736,290

		Auto Manufacturers: 0.3%
2,100,000		DaimlerChrysler NA Holding Corp., 3.890%, due 05/24/06	2,105,941
200,000		General Motors Corp., 8.250%, due 07/15/23	166,500
1,100,000	L	General Motors Corp., 8.375%, due 07/15/33	924,000

			3,196,441

		Diversified Financial Services: 0.8%
1,400,000	L	CIT Group, Inc., 7.750%, due 04/02/12	1,644,175
900,000		Citigroup, Inc., 5.625%, due 08/27/12	962,734
3,600,000		General Motors Acceptance Corp., 4.395%, due 10/20/05	3,603,379
500,000	L	General Motors Acceptance Corp., 5.850%, due 01/14/09	469,069
100,000		Goldman Sachs Group, Inc., 3.491%, due 07/23/09	100,613
600,000		Morgan Stanley, 5.300%, due 03/01/13	624,520

			7,404,490

		Electric: 0.2%
1,000,000		Entergy Gulf States, Inc., 3.600%, due 06/01/08	979,605
560,000		Pacific Gas & Electric Co., 3.820%, due 04/03/06	560,000

			1,539,605

		Forest Products and Paper: 0.0%
400,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	402,000

			402,000

		Oil and Gas: 0.6%
500,000	@@	Conoco Funding Co., 6.350%, due 10/15/11	554,372
150,000	L	El Paso CGP Co., 7.750%, due 06/15/10	153,750
1,400,000	L	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,573,600
2,200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,717,000
350,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	453,250

			5,451,972

		Pipelines: 0.2%
875,000		El Paso Corp., 7.750%, due 01/15/32	857,500
925,000		El Paso Corp., 7.800%, due 08/01/31	904,188

			1,761,688

		Sovereign: 0.0%
1,000,000	@@	Mexican Series D, 0.000%, due 06/30/06	258
1,000,000	@@	Mexican Series E, 0.000%, due 06/30/07	240

			498

		Telecommunications: 0.4%
450,000	L	AT&T Corp., 9.050%, due 11/15/11	520,875
200,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	196,500
600,000	L	Qwest Communications Intl., Inc., 7.500%, due 02/15/14	570,750
950,000	#,L	Qwest Corp., 8.875%, due 03/15/12	1,037,875
1,900,000	L	SBC Communications, Inc., 4.125%, due 09/15/09	1,886,050

			4,212,050

		Total Corporate Bonds/Notes (Cost $24,687,015)	25,705,034

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.9%
		Federal Housing Administration: 0.1%
559,234		8.175%, due 03/01/27	550,021

			550,021

		Federal Home Loan Mortgage Corporation: 10.3%
6,052,381	S	2.750%, due 02/15/12	6,015,351
100,000		3.040%, due 08/08/05	99,671
3,300,000		3.040%, due 08/09/05	3,288,873
700,000		3.250%, due 09/13/05	695,202
18,000,000	S	3.310%, due 11/05/05	17,795,169
8,800,000	S	3.410%, due 11/02/05	8,697,093
5,986,019	S	3.500%, due 03/15/10	5,980,057
8,481,806	S	3.500%, due 05/15/19	8,436,327
529,773		3.500%, due 07/15/32	521,698
204,797		3.570%, due 12/15/29	205,457

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$122,560		4.230%, due 06/01/24	$124,733
4,374,184		4.530%, due 01/01/29	4,505,409
1,241,193		5.000%, due 09/15/16	1,253,445
5,750,000	S	5.000%, due 05/15/18	5,787,086
2,500,000		5.000%, due 08/15/33	2,495,313
503,370		5.500%, due 07/01/07	511,199
3,660,321		5.500%, due 09/01/19	3,760,170
1,606,572		5.500%, due 03/01/23	1,640,931
185,790		5.500%, due 07/15/31	186,253
12,998,708	S	5.500%, due 05/01/35	13,192,509
323,375		5.947%, due 11/01/31	326,735
2,466,417		6.000%, due 01/01/22	2,545,024
2,970,580		6.000%, due 03/01/22	3,063,243
7,167,313	S	6.000%, due 10/01/22	7,390,887
239,401		6.000%, due 10/15/22	239,516
66,137		6.500%, due 07/01/19	68,883
177,510		8.250%, due 08/15/21	177,907

			99,004,141

		Federal National Mortgage Association: 49.1%
3,500,000		2.940%, due 08/10/05	3,488,309
1,900,000		3.020%, due 08/05/05	1,894,272
400,000		3.200%, due 08/31/05	397,808
1,052,291		3.361%, due 05/25/34	1,049,712
925,071		3.460%, due 06/25/43	920,985
2,600,000		3.704%, due 08/01/42	2,627,040
4,300,000		3.704%, due 10/01/44	4,344,719
569,968		3.814%, due 03/25/17	575,470
170,701		3.971%, due 05/01/36	173,481
6,124,218	S	4.000%, due 08/25/09	6,127,936
45,500,000		4.000%, due 07/17/18	44,575,803
755,378		4.214%, due 04/25/32	769,979
1,311,342		4.960%, due 12/01/36	1,335,148
266,427		5.000%, due 05/01/18	269,703
1,303,429		5.000%, due 12/01/18	1,319,461
62,798		5.000%, due 01/01/19	63,571
800,611		5.000%, due 02/01/19	810,401
197,240		5.000%, due 07/01/19	199,616
4,100,000		5.000%, due 07/29/19	4,329,965
676,208		5.000%, due 08/01/19	684,355
1,077,800		5.000%, due 10/01/19	1,090,786
954,719		5.000%, due 11/01/19	966,222
3,069,797		5.000%, due 12/01/19	3,106,784
1,004,247		5.000%, due 02/01/20	1,016,448
589,736		5.000%, due 04/01/20	596,901
2,000,000		5.000%, due 08/15/34	1,996,250
5,655,681	S	5.001%, due 09/01/34	5,728,761
185,614		5.500%, due 01/01/14	190,795
169,874		5.500%, due 12/01/14	174,595
35,453		5.500%, due 06/01/16	36,432
267,615		5.500%, due 03/01/17	274,987
253,850		5.500%, due 01/01/18	260,844
2,549,519		5.500%, due 06/01/23	2,603,383
1,687,017		5.500%, due 01/01/33	1,712,539
10,607,450	S	5.500%, due 02/01/33	10,765,849
8,649,752	S	5.500%, due 05/01/33	8,778,717
2,153,240		5.500%, due 10/01/33	2,185,343
1,487,666		5.500%, due 11/01/33	1,509,846
11,146,563	S	5.500%, due 12/01/33	11,312,753
1,694,804		5.500%, due 01/01/34	1,719,727
204,500,000		5.500%, due 07/15/34	207,311,874
7,698,193	S	5.500%, due 09/01/34	7,810,412
6,895,841		5.500%, due 11/01/34	6,996,363
7,471,562		5.500%, due 12/01/34	7,580,476
5,956,510		5.500%, due 01/01/35	6,043,367
61,367,426	S	5.500%, due 02/01/35	62,262,059
25,648,893	S	5.500%, due 03/01/35	26,023,060
2,796,707		5.500%, due 04/01/35	2,837,522
491,832		5.500%, due 06/01/35	499,011
7,226,004	S	6.000%, due 06/01/22	7,448,020
863,118		6.000%, due 09/01/22	889,637
869,213		6.000%, due 10/01/22	895,919
1,651,786		6.000%, due 01/01/23	1,702,536
220,752		6.250%, due 10/25/22	220,512
13,359		6.500%, due 11/01/15	13,915
203,062		6.500%, due 09/01/16	211,531
111,422		6.500%, due 02/01/17	116,075
19,749		6.500%, due 03/01/17	20,574
207,090		6.500%, due 04/01/17	215,745
1,588		6.500%, due 06/01/29	1,650

			471,085,954

		Government National Mortgage Association: 0.4%
704,049		3.375%, due 05/20/29	698,833
594,306		3.375%, due 04/20/30	589,904
921,380		3.750%, due 08/20/27	937,769
1,255,102		4.125%, due 10/20/29	1,274,205
884,710		4.375%, due 01/20/27	899,410

			4,400,121

		Total U.S. Government Agency Obligations (Cost $573,599,811)	575,040,237

U.S. TREASURY OBLIGATIONS: 28.2%
		U.S. Treasury Bills: 0.8%
5,400,000	S	8.875%, due 08/15/17	7,850,039

			7,850,039

		U.S. Treasury Bonds: 6.4%
8,500,000		4.250%, due 08/15/14	8,705,862
6,000,000	S,L	6.250%, due 08/15/23	7,479,144
1,400,000		7.250%, due 08/15/22	1,905,532
1,400,000		7.875%, due 02/15/21	1,976,345
10,300,000	S,L	8.125%, due 05/15/21	14,916,100
18,300,000	S,L	8.750%, due 05/15/17	26,281,233

			61,264,216

		U.S. Treasury Inflation Indexed Bonds: 2.7%
6,100,000	S,L	1.875%, due 07/15/13	6,603,316
10,700,000	S,L	2.000%, due 07/15/14	11,386,067
6,200,000	S,L	3.625%, due 01/15/08	7,904,863

			25,894,246

		U.S. Treasury Notes: 18.3%
10,700,000	S,L	3.000%, due 12/31/06	10,605,123
15,500,000		4.125%, due 05/15/15	15,731,291
16,700,000	S,L	4.250%, due 11/15/13	17,112,941
124,800,000	S,L	4.875%, due 02/15/12	132,580,532

			176,029,887

		Total U.S. Treasury Obligations (Cost $269,063,560)	271,038,388

ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.1%
1,000,000		Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	999,994

			999,994

		Credit Card Asset-Backed Securities: 0.2%
2,400,000		Sears Credit Account Master Trust, 3.350%, due 08/18/09	2,401,806

			2,401,806

		Home Equity Asset-Backed Securities: 0.5%
176,954		Advanta Mortgage Loan Trust, 3.689%, due 11/25/29	177,339
295,913		Citifinancial Mortgage Securities, Inc., 3.624%, due 05/25/33	296,257

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Home Equity Asset-Backed Securities (continued)
$793,389		Renaissance Home Equity Loan Trust, 3.754%, due 08/25/33	$797,024
2,795,368		Residential Asset Securities Corp., 3.404%, due 04/25/35	2,797,299
179,766		Residential Asset Securities Corp., 3.434%, due 06/25/25	179,879

			4,247,798

		Other Asset-Backed Securities: 0.4%
1,765,454		Countrywide Asset-Backed Certificates, 3.504%, due 09/25/21	1,767,003
2,097,274		First Franklin Mortgage Loan Asset Backed Certificates, 3.484%, due 10/25/13	2,098,956

			3,865,959

		Student Loan Asset-Backed Securities: 0.4%
3,804,290		SLM Student Loan Trust, 3.151%, due 10/26/09	3,806,085

			3,806,085

		Total Asset-Backed Securities (Cost $15,310,135)	15,321,642

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
		Agency Collateral PAC CMO: 0.2%
1,837,022		Fannie Mae, 3.500%, due 04/25/17	1,827,843

			1,827,843

		Commercial Mortgage-Backed Securities: 0.4%
4,200,000	#,I	Commercial Mortgage Pass Through Certificates, 3.270%, due 03/15/20	4,201,702

			4,201,702

		Whole Loan Collateral PAC: 0.3%
1,604,752		Residential Accredit Loans, Inc., 3.714%, due 03/25/33	1,606,046
32,878		Residential Accredit Loans, Inc., 5.500%, due 06/25/17	33,050
1,190,724		Residential Asset Securitization Trust, 3.714%, due 05/25/33	1,193,019

			2,832,115

		Whole Loan Collateralized Mortgage Obligations: 5.0%
4,129,471		Adjustable Rate Mortgage Trust, 4.657%, due 05/25/35	4,133,342
5,300,000	S	Banc of America Funding Corp, 4.118%, due 05/25/35	5,239,057
4,069,855		Bear Stearns Alt-A Trust, 5.446%, due 04/25/35	4,147,633
3,535,527		Countrywide Home Loan Mortgage Pass Through Trust, 3.634%, due 03/25/35	3,538,463
9,200,000	S	Countrywide Home Loan Mortgage Pass Through Trust, 3.654%, due 06/25/35	9,202,867
331,889		CS First Boston Mortgage Securities Corp., 3.640%, due 08/25/33	333,707
1,184,738		CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	1,196,275
3,427,512		First Horizon Alternative Mortgage Securities, 4.550%, due 03/25/35	3,431,926
9,392		First Nationwide Trust, 8.500%, due 09/25/31	9,375
327,660		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	328,705
1,650,240		Homestar Mortgage Acceptance Corp., 3.504%, due 01/25/22	1,651,428
157,399	#	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	165,075
383,597		Sequoia Mortgage Trust, 3.610%, due 07/20/33	384,300
1,962,865		Structured Asset Mortgage Investments, Inc., 4.168%, due 03/25/32	1,979,575
4,204,817		Washington Mutual, Inc., 3.584%, due 12/25/27	4,203,340
675,673		Washington Mutual, Inc., 3.765%, due 02/27/34	674,930
828,359		Washington Mutual, Inc., 3.904%, due 06/25/42	837,170
260,101		Washington Mutual, Inc., 5.126%, due 10/25/32	261,943
209,851		Washington Mutual, Inc., 6.000%, due 03/25/17	209,763
792,242		Washington Mutual, Inc., 3.746%, due 08/25/42	796,521
3,729,390		Washington Mutual, Inc., 3.435%, due 01/25/45	3,732,231
1,390,518		Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	1,379,150

			47,836,776

		Total Collateralized Mortgage Obligations (Cost $56,733,313)	56,698,436

MUNICIPAL BONDS: 2.5%
		Municipal: 2.5%
865,000		Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	931,190
1,700,000		Chicago Housing Authority, 5.375%, due 07/01/18	1,837,479
1,860,000		City of Chicago, 7.460%, due 01/01/34	2,037,258
1,115,000	I	City of Chicago, 7.460%, due 01/01/35	1,231,473
3,000,000		Colorado Department of Transportation, 5.000%, due 12/15/12	3,323,579
700,000		Energy Northwest, 8.460%, due 07/01/13	889,434
1,300,000		Golden State Tobacco Securitization Corp, 6.250%, due 06/01/33	1,418,222
800,000		IPS Multi-School Building Corp., 5.000%, due 07/15/25	848,808
300,000		Kettering City School District, 5.000%, due 12/01/30	318,579
1,557,500		Lower Colorado River Authority, 7.460%, due 05/15/33	1,714,153
315,000		New York City Municipal Water Finance Authority, 7.480%, due 06/15/34	348,718
1,150,000		New York City Municipal Water Finance Authority, 7.480%, due 06/15/38	1,298,235
650,000	I	State of California, 7.480%, due 07/01/12	792,012
500,000	I	State of Georgia, 7.460%, due 05/01/20	580,800

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Municipal (continued)
$1,150,000		State of Texas, 7.020%, due 04/01/35	$1,216,723
870,000		Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	905,305
2,300,000		Tobacco Settlement Financing Corp., 5.625%, due 06/01/37	2,369,391
1,740,000		Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,819,762
300,000		Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	335,361

		Total Municipal Bonds (Cost $22,822,340)	24,216,482

OTHER BONDS: 10.0%
		Sovereign: 10.0%
336,000	@@,L	Brazilian Government Intl. Bond, 4.250%, due 04/15/06	336,352
88,477	@@	Brazilian Government Intl. Bond, 4.313%, due 04/15/09	87,808
2,025,908	@@	Brazilian Government Intl. Bond, 4.313%, due 04/15/12	1,960,075
5,076,909	@@,S,L	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	5,232,998
1,040,000	@@	Brazilian Government Intl. Bond, 11.500%, due 03/12/08	1,199,640
800,000	@@,L	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	1,076,000
9,900,000	@@,S (1)	Deutschland Bundesrepublik, 3.750%, due 07/04/13	12,689,284
5,700,000	@@,S (1)	Deutsche Bundesrepublik, 4.250%, due 01/04/14	7,555,564
7,700,000	@@,S (1)	Deutsche Bundesrepublik, 4.500%, due 01/04/13	10,345,164
6,000,000	@@,S (1)	Deutsche Bundesrepublik, 5.000%, due 07/04/12	8,271,377
11,600,000	@@,S (1)	Deutsche Bundesrepublik, 5.500%, due 01/04/31	18,343,802
3,200,000	@@	France Treasury Bill BTF, 2.120%, due 07/28/05	3,867,712
1,700,000	@@,#	Hong Kong Government Intl. Bond, 5.125%, due 08/01/14	1,780,415
500,000	@@ (2)	Italy Buoni Poliennali Del Tesoro, 5.000%, due 05/01/08	651,248
300,000,000	@@,L (2)	Italy Government Intl. Bond, 3.800%, due 03/27/08	2,976,289
1,300,000	@@	Mexico Government Intl. Bond, 6.375%, due 01/16/13	1,398,800
1,000,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22	1,227,500
75,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19	92,250
900,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	1,122,750
300,000	@@	Panama Government Intl. Bond, 8.250%, due 04/22/08	328,500
750,000	@@,L	Panama Government Intl. Bond, 8.875%, due 09/30/27	898,125
1,250,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	1,550,000
900,000	@@	Peru Government Intl. Bond, 9.125%, due 01/15/08	999,000
1,960,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	2,303,000
300,000	@@,L	Peru Government Intl. Bond, 9.875%, due 02/06/15	372,750
5,910,000	@@,+,S	Russia Government Intl. Bond, 5.000%, due 03/31/30	6,612,522
700,000	@@	Russia Government Intl. Bond, 8.250%, due 03/31/10	765,380
180,000	@@	South Africa Government Intl. Bond, 6.500%, due 06/02/14	201,375
975,000	@@	South Africa Government Intl. Bond, 9.125%, due 05/19/09	1,133,438
100,000	@@	Ukraine Government Intl. Bond, 6.875%, due 03/04/11	105,890
200,000	@@,L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	220,965

		Total Other Bonds (Cost $94,672,374)	95,705,973

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value

PREFERRED STOCK: 0.1%
	Diversified Financial Services: 0.1%
18,500	Fannie Mae	$1,030,798

	Total Preferred Stock (Cost $925,000)	1,030,798

No. of
Contracts			Value

OPTIONS: 0.0%
900		EURO Put Options, Strike Price 93.750, expires 12/19/05	$—
381		EURO Put Options, Strike Price 94.000, expires 12/19/05	—
200		EURO Put Options, Strike Price 94.625, expires 09/19/05	—
45		EURO Put Options, Strike Price 94.500, expires 09/19/05	—
500,000	I	EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09	12,108
3,400,000		EURO Call Swaption, Put, 3 month LIBOR, 4.500%, expires 06/02/09	106,121
500,000	I	EURO Call Swaption, Put, 3 month LIBOR, 5.750%, expires 04/27/09	83,351
39		EURO Call Swaption, Put, 3 month LIBOR, 118.000%, expires 04/27/09	74,344

		Total Options (Cost $223,975)	275,924

		Total Long-Term Investments (Cost $1,058,037,523)	1,065,032,914

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 36.4%
		Certificates of Deposit: 0.9%
$8,800,000	S	General Electric Capital Corp., 3.320%, due 09/09/05	$8,742,800

			8,742,800

		U.S. Treasury Bills: 0.6%
1,030,000		2.940%, due 09/01/05	1,024,721
4,640,000		2.970%, due 09/15/05	4,610,726

			5,635,447

		Commercial Papers: 12.8%
4,200,000		IXIS, 3.150%, due 8/12/2005	4,184,279
5,900,000	S	National Australia Funding, 3.030%, due 7/1/2005	5,899,503
3,900,000		Rabobank Group, 3.130%, due 8/8/2005	3,886,810
23,600,000	S	Rabobank Group, 3.140%, due 8/9/2005	23,517,826
23,900,000	S	Royal Bank of Scotland, 3.030%, due 7/18/2005	23,863,822
400,000		Royal Bank of Scotland, 3.200%, due 8/15/2005	398,371
1,900,000		Scandinaviska Enskilda Banken, 3.010%, due 7/14/2005	1,897,776
500,000		Scandinaviska Enskilda Banken, 3.100%, due 7/18/2005	499,225
6,700,000	S	Scandinaviska Enskilda Banken, 3.370%, due 9/15/2005	6,652,095
25,000,000	S	Total SA, 3.130%, due 8/8/2005	24,915,446
200,000		UBS Finance, 3.070%, due 7/25/2005	199,575
20,700,000	S	UBS Finance, 3.130%, due 8/8/2005	20,629,989
1,100,000		UBS Finance, 3.340%, due 9/19/2005	1,091,783
1,200,000		UBS Finance, 3.390%, due 10/3/2005	1,189,368
4,300,000		UBS Finance, 3.420%, due 10/14/2005	4,257,129

			123,082,997

		Securities Lending CollateralCC: 22.1%
211,778,782		The Bank of New York Institutional Cash Reserves Fund	211,778,782

			211,778,782

		Total Short-Term Investments (Cost $349,251,733)	349,240,026

Total Investments In Securities (Cost $1,407,289,256)*	147.3%	$1,414,272,940
Other Assets and Liabilities-Net	(47.3)	(453,966,439)

Net Assets	100.0%	$960,306,501

@@	Foreign issuer
+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
**	Defaulted security
(1)	Principal amount presented in German Deutsche Marks.
(2)	Principal amount presented in Italian Lira.
*	Cost for federal income tax purposes is $1,411,331,037. statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,766,640
Gross Unrealized Depreciation	(3,824,737)

Net Unrealized Appreciation	$2,941,903

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

No. of	Expiration	Strike
Contracts	Date	Price/Rate	Value

WRITTEN OPTIONS

Call Options Written
70 OTC 3 Months LIBOR/5 Years Interest Rate Swap	08/26/05	$114.00	$(45,938)
194 OTC 3 Months LIBOR/5 Years Interest Rate Swap	08/26/05	$116.00	(27,282)
79 OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	4.00%	(27,239)
387 OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	4.00%	(133,438)
80 OTC 3 Months LIBOR/7 Years Interest Rate Swap	06/02/06	4.00%	(93,376)
305 OTC 3 Months LIBOR/10 Years Interest Rate Swap	08/26/05	4.00%	(37,454)

Total Liability for Call Options Written (Premiums received $1,123,371)			(364,727)

Put Options Written
79 OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	6.00%	(16)
119 OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	7.00%	—
305 OTC 3 Months LIBOR/10 Years Interest Rate Swap	08/26/05	4.75%	(53,741)
97 OTC 3 Months LIBOR/7 Years Interest Rate Swap	12/21/05	$94.25	—

Total Liability for Put Options Written (Premiums received $631,651)			(53,757)

Total Written Options (Premiums received ($1,755,022)			$(418,484)

The following short positions were held by the ING PIMCO Core Bond Portfolio at June 30, 2005:

Principal
Amount	Descriptions	Market Value

$(45,500,000)	Federal National Mortgage Association, 4.000%, due 08/18/18	$(44,518,929)
(15,000,000)	United States Treasury Note, 3.000%, due 11/15/07	(14,786,730)
(33,700,000)	United States Treasury Note, 3.250%, due 08/15/07	(33,438,050)
(16,000,000)	United States Treasury Note, 3.625%, due 05/15/13	(15,801,264)
(2,900,000)	United States Treasury Note, 3.875%, due 02/15/13	(2,904,420)
(11,900,000)	United States Treasury Note, 4.000%, due 11/15/12	(12,037,136)
(14,400,000)	United States Treasury Note, 4.250%, due 08/15/14	(14,748,754)

	Total Short Positions (Proceeds $137,567,286)	$(138,235,283)

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Euro EUR 8,000,000	Buy	07/26/05	9,665,928	$9,693,872	$27,944
Euro EUR 4,028,000	Sell	07/26/05	4,898,201	4,880,865	17,336
Euro EUR 5,595,000	Sell	07/26/05	6,793,835	6,779,652	14,183
Euro EUR 8,000,000	Sell	07/26/05	9,726,281	9,693,872	32,409

					$91,872

Euro EUR 8,000,000	Sell	07/01/05	9,657,936	9,685,195	(27,259)
Euro EUR 37,049,000	Sell	07/26/05	44,876,713	44,893,533	(16,820)

					$(44,079)

					$47,793

Information concerning open futures contracts for the ING PIMCO Core Bond Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

90 Day Euro	594	142,604,550	12/19/05	$(78,492)
90 Day Euro	131	31,438,363	06/19/06	44,250
90 Day Euro	50	11,994,375	12/18/06	121,250
Euro-Bund	318	47,545,832	09/08/05	462,417
Japanese 10 Year Bond	8	10,194,026	09/08/05	70,048
U.S. 5 Year Treasury Note	53	5,771,203	09/21/05	25,013
U.S. Treasury Note	290	34,437,500	09/21/05	239,264

				$883,750

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Information concerning the Credit Default Agreements outstanding for the ING PIMCO Core Bond Portfolio at June 30, 2005, is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Albertson’s, Inc.
Receive $300,000 in the event of default and pay 0.680%
Counterparty: Credit Suisse First Boston International	12/20/08	X	$300,000	$(1,379)
Allstate Corp.
Receive $1,800,000 in the event of default and pay 0.260%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/08	X	1,800,000	(7,765)
Capital One
Receive $100,000 in the event of default and pay 1.350%
Counterparty: JPMorgan Chase Bank	12/20/08	X	100,000	(2,842)
Carnival Corp.
Receive $100,000 in the event of default and pay 0.480%
Counterparty: ABN AMRO Bank N.V.	12/20/08	X	100,000	(1,033)
Costco Wholesale Corp.
Receive $300,000 in the event of default and pay 0.240%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	300,000	(1,187)
Eaton Corp.
Receive $1,400,000 in the event of default and pay 0.280%
Counterparty: Citibank NA	12/20/08	X	1,400,000	(3,289)
Eli Lilly and Company
Receive $1,500,000 in the event of default and pay 0.160%
Counterparty: Barclays Bank PLC	12/20/08	X	1,500,000	(3,633)
Emerson
Receive $1,100,000 in the event of default and pay 0.210%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/08	I,X	1,100,000	901
Federated
Receive $300,000 in the event of default and pay 0.410%
Counterparty: Credit Suisse First Boston International	12/20/08	I,X	300,000	(1,890)
FedEx
Receive $1,100,000 in the event of default and pay 0.290%
Counterparty: Barclays Bank PLC	12/20/08	I,X	1,100,000	(2,548)
Ford
Receive $2,000,000 in the event of default and pay 3.200%
Counterparty: UBS AG	06/20/06	I,X	2,000,000	33,392
Ford
Receive $1,000,000 in the event of default and pay 3.250%
Counterparty: UBS AG	06/20/06	I,X	1,000,000	17,175
Ford
Receive $500,000 in the event of default and pay 3.600%
Counterparty: UBS AG	06/20/07	I,X	500,000	12,821
Ford
Receive $1,000,000 in the event of default and pay 3.750%
Counterparty: Merrill Lynch Capital Services	06/20/07	I,X	1,000,000	28,442

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Ford
Receive $2,000,000 in the event of default and pay 4.750%
Counterparty: JPMorgan Chase Bank	06/20/07	I,X	$2,000,000	$94,229
Gannett Co., Inc.
Receive $400,000 in the event of default and pay 0.220%
Counterparty: Merrill Lynch Capital Services	12/20/08	I,X	400,000	1,578
General Motors Acceptance Corp.
Receive $1,000,000 in the event of default and pay 2.950%
Counterparty: Citibank NA	06/20/06	I,X	1,000,000	10,945
General Motors Acceptance Corp.
Receive $1,200,000 in the event of default and pay 3.670%
Counterparty: Citibank NA	06/20/07	I,X	1,200,000	16,682
Goodrich Corp.
Receive $300,000 in the event of default and pay 0.900%
Counterparty: Credit Suisse First Boston International	12/20/08	X	300,000	(4,653)
Goodrich Corp.
Receive $600,000 in the event of default and pay 0.970%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	600,000	(10,672)
Home Depot, Inc.
Receive $1,500,000 in the event of default and pay 0.120%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	1,500,000	(342)
Ingersoll-Rand Co. Ltd.
Receive $800,000 in the event of default and pay 0.320%
Counterparty: Merrill Lynch Capital Services	12/20/08	X	800,000	(2,741)
Johnson & Johnson
Receive $1,500,000 in the event of default and pay 0.110%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	1,500,000	(2,011)
Lockheed Martin Corp.
Receive $300,000 in the event of default and pay 0.440%
Counterparty: Credit Suisse First Boston International	12/20/08	X	300,000	(2,599)
Lockheed Martin Corp.
Receive $600,000 in the event of default and pay 0.530%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	600,000	(6,964)
Masco Corp.
Receive $700,000 in the event of default and pay 0.300%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	700,000	(680)
Northrop
Receive $600,000 in the event of default and pay 0.480%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	600,000	(5,667)
RadioShack
Receive $700,000 in the event of default and pay 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	I,X	700,000	8,937

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Russia
Receive $1,900,000 in the event of default and pay 0.580%
Counterparty: Merrill Lynch Capital Services	06/20/06	I,X	$100,000	$108
Russia
Receive $1,900,000 in the event of default and pay 0.610%
Counterparty: Morgan Stanley Capital Services, Inc.	03/20/07	I,X	1,900,000	186
Russia
Receive $2,100,000 in the event of default and pay 0.700%
Counterparty: Morgan Stanley Capital Services, Inc.	07/20/05	I,X	2,100,000	2,995
Russia
Receive $2,100,000 in the event of default and pay 0.770%
Counterparty: JPMorgan Chase Bank	06/20/06	I,X	100,000	271
Russia
Receive $600,000 in the event of default and pay 1.000%
Counterparty: Morgan Stanley Capital Services, Inc.	07/20/05	I,X	600,000	200
TRW, Inc.
Receive $100,000 in the event of default and pay 0.290%
Counterparty: UBS AG	12/20/08	X	100,000	(323)
Wal-mart
Receive $200,000 in the event of default and pay 0.140%
Counterparty: Citibank NA	12/20/08	X	200,000	(314)
Wal-mart
Receive $2,300,000 in the event of default and pay 0.140%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	X	2,300,000	(3,610)
Wal-mart
Receive $300,000 in the event of default and pay 0.150%
Counterparty: Credit Suisse First Boston International	12/20/08	X	300,000	(569)
Walt Disney
Receive $300,000 in the event of default and pay 0.530%
Counterparty: Credit Suisse First Boston International	12/20/08	X	300,000	(3,354)
Walt Disney
Receive $900,000 in the event of default and pay 0.670%
Counterparty: Barclays Bank PLC	12/20/08	X	900,000	(14,181)
Whirlpool
Receive $700,000 in the event of default and pay 0.290%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	I,X	700,000	4,983

				$149,599

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Core Bond Portfolio at June 30, 2005, is shown below:

			Notional	Unrealized
	Termination		Principal	Appreciation
	Date		Amount	(Depreciation)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	12/15/10	USD	28,000	$3,830
Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	12/15/10	USD	800,000	1,062
Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	08/15/07	USD	33,700,000	(826,130)
Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	12/15/15	USD	34,600,000	(47,190)
Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	12/15/15	USD	5,200,000	(18,900)
Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Union Bank of Switzerland AG	06/15/05	JPY	255,000,000	(165,163)
Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	06/15/05	JPY	260,000,000	(150,212)
Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Goldman Sachs International	06/15/05	JPY	129,100,000	(63,166)
Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Goldman Sachs International	06/15/05	JPY	130,000,000	(84,708)
Received a fixed rate equal to 4.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/15/14	EUR	57,400,000	(993,610)

				$(2,344,187)

				$(2,194,588)

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005
(as a percent of net assets)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 88.4%
		Aerospace/Defense: 0.2%
$1,400,000	L	Armor Holdings, Inc., 8.250%, due 08/15/13	$1,520,750

			1,520,750

		Agriculture: 1.1%
1,250,000	#,L	Alliance One International, Inc., 11.000%, due 05/15/12	1,293,750
1,350,000	#	Commonwealth Brands, Inc., 9.750%, due 04/15/08	1,427,625
1,650,000	#,I	Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,744,875
1,650,000		DIMON, Inc., 6.250%, due 03/31/07	1,670,886
1,500,000	L	RJ Reynolds Tobacco Holdings, Inc., 7.250%, due 06/01/12	1,526,250

			7,663,386

		Airlines: 1.2%
247,127	L	Continental Airlines, Inc., 6.545%, due 02/02/19	247,549
1,588,725	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,591,863
150,000		Continental Airlines, Inc., 7.056%, due 09/15/09	155,023
438,713		Continental Airlines, Inc., 7.373%, due 12/15/15	366,446
160,168		Continental Airlines, Inc., 7.461%, due 04/01/15	151,774
711,941	L	Delta Air Lines, Inc., 7.379%, due 05/18/10	681,955
950,000		Delta Air Lines, Inc., 7.570%, due 11/18/10	894,322
1,717,069	L	Northwest Airlines, Inc., 6.810%, due 02/01/20	1,488,484
874,451	L	United AirLines, Inc., 6.602%, due 09/01/13	848,633
293,196		United AirLines, Inc., 7.186%, due 04/01/11	280,742
1,599,184		United AirLines, Inc., 7.730%, due 07/01/10	1,491,113

			8,197,904

		Auto Parts and Equipment: 3.0%
3,600,000	L	ArvinMeritor, Inc., 8.750%, due 03/01/12	3,771,000
130,000		Collins & Aikman Products, 23.940%, due 12/31/11	29,900
1,675,000	L	Delphi Corp., 6.500%, due 05/01/09	1,398,625
1,150,000	L	Delphi Corp., 6.500%, due 08/15/13	859,625
2,350,000	L	Dura Operating Corp., 8.625%, due 04/15/12	2,126,750
3,000,000	I	Goodyear Tire & Rubber, 5.890%, due 04/01/10	3,000,267
950,000		Meritor Automotive, Inc., 6.800%, due 02/15/09	945,250
1,500,000	L	Tenneco Automotive, Inc., 8.625%, due 11/15/14	1,515,000
3,200,000		Tenneco Automotive, Inc., 10.250%, due 07/15/13	3,632,000
3,025,000	L	TRW Automotive, Inc., 9.375%, due 02/15/13	3,365,313

			20,643,730

		Banks: 0.5%
350,000	#	Riggs Capital Trust, 8.625%, due 12/31/26	404,250
950,000	#	Riggs Capital Trust, 8.875%, due 03/15/27	1,097,250
1,650,000		Riggs Capital Trust, 8.875%, due 03/15/27	1,905,750

			3,407,250

		Chemicals: 2.9%
1,750,000		Airgas, Inc., 6.250%, due 07/15/14	1,780,625
300,000		Arco Chemical Co., 10.250%, due 11/01/10	331,500
2,000,000	I	Brenntag AG, 5.880%, due 02/27/12	2,025,750
1,800,000		Equistar Chemicals LP, 8.750%, due 02/15/09	1,903,500
1,475,000		Equistar Funding Corp., 10.125%, due 09/01/08	1,604,063
800,000		Equistar Funding Corp., 10.625%, due 05/01/11	887,000
1,437,248	I	Headwaters, Inc., 4.950%, due 04/30/11	1,450,723
3,650,000		ISP Chemco, Inc., 10.250%, due 07/01/11	3,996,750
1,500,000		Johnsondiversey, Inc., 9.625%, due 05/15/12	1,642,118
750,000		Kronos Intl., Inc., 8.875%, due 06/30/09	967,006
2,950,000		Nalco Co., 7.750%, due 11/15/11	3,156,500
500,000	L	Nalco Co., 8.875%, due 11/15/13	538,750

			20,284,285

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Coal: 0.5%
$2,975,000		Peabody Energy Corp., 6.875%, due 03/15/13	$3,168,375

			3,168,375

		Commercial Services: 0.6%
2,125,000	#,L	Alderwoods Group, Inc., 7.750%, due 09/15/12	2,265,781
1,700,000		Cenveo Corp., 9.625%, due 03/15/12	1,844,500

			4,110,281

		Distribution/Wholesale: 0.5%
1,350,000		Aviall, Inc., 7.625%, due 07/01/11	1,431,000
1,800,000	#	Buhrmann U.S., Inc., 7.875%, due 03/01/15	1,764,000

			3,195,000

		Diversified Financial Services: 9.4%
4,541,718	S	AES Ironwood LLC, 8.857%, due 11/30/25	5,166,204
701,022		AES Red Oak LLC, 8.540%, due 11/30/19	785,145
3,700,000	L	BCP Crystal U.S. Holdings Corp., 9.625%, due 06/15/14	4,162,500
3,350,000	@@	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,601,250
2,000,000	I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,032,500
7,000,000	#,S	DJ CDX NA HY, 8.000%, due 06/29/10	7,118,124
8,910,000	#,S	DJ CDX NA HY, 8.250%, due 06/29/10	8,954,549
1,200,000	@@	Eircom Funding, 8.250%, due 08/15/13	1,308,000
400,000		Ford Motor Credit Co., 7.375%, due 10/28/09	391,229
4,650,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	4,534,657
1,945,000		General Motors Acceptance Corp., 6.000%, due 04/01/11	1,713,965
350,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	313,660
2,450,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,245,839
1,750,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,617,380
1,575,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,478,500
3,075,000	#,L	KRATON Polymers LLC, 8.125%, due 01/15/14	2,975,063
7,154,238	#,S,L	Targeted Return Index Securities, 8.211%, due 08/01/15	7,569,670
3,000,000		UGS Corp., 10.000%, due 06/01/12	3,345,000
1,900,000		Universal City Development Partners, 11.750%, due 04/01/10	2,189,750
1,300,000		Universal City Florida Holding Co., 7.960%, due 05/01/10	1,355,250
1,500,000	I	UPC Financing, 5.752%, due 09/15/12	1,501,355

			64,359,590

		Electric: 8.8%
3,600,000	#,S	AES Corp., 8.750%, due 05/15/13	4,041,000
1,525,000	L	AES Corp., 8.875%, due 02/15/11	1,708,000
167,083	I	Allegheny Energy, 4.810%, due 03/08/11	168,206
1,123,345	I	Allegheny Energy, 5.620%, due 03/08/11	1,130,892
479,038	I	Allegheny Energy, 5.880%, due 03/08/11	482,257
19,188	I	Allegheny Energy, 7.250%, due 03/08/11	19,317
3,350,000		CMS Energy Corp., 7.500%, due 01/15/09	3,542,625
1,325,000		CMS Energy Corp., 7.750%, due 08/01/10	1,431,000
1,500,000		Consumers Energy Co., 6.300%, due 02/01/12	1,515,000
1,440,000		Homer City Funding LLC, 8.137%, due 10/01/19	1,620,000
1,950,000		Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,110,875
850,000		Ipalco Enterprises, Inc., 8.625%, due 11/14/11	960,500
1,000,000		Midwest Generation LLC, 8.300%, due 07/02/09	1,060,625
7,200,000		Midwest Generation LLC, 8.560%, due 01/02/16	7,942,499
3,000,000		Midwest Generation LLC, 8.750%, due 05/01/34	3,375,000
1,650,000		MSW Energy Holdings II LLC, 7.375% due 09/01/10	1,699,500
325,000	#	Nevada Power Co., 5.875%, due 01/15/15	328,250
1,100,000		Nevada Power Co., 6.500%, due 04/15/12	1,155,000
3,322,000	#	NRG Energy, Inc., 8.000%, due 12/15/13	3,521,320
1,250,000	L	PSEG Energy Holdings LLC, 7.750%, due 04/16/07	1,296,875
3,650,000		PSEG Energy Holdings LLC, 8.500%, due 06/15/11	3,996,750
650,000	L	PSEG Energy Holdings LLC, 8.625%, due 02/15/08	693,875
1,920,000		PSEG Energy Holdings LLC, 10.000%, due 10/01/09	2,164,800
4,425,000	S,L	Reliant Energy, Inc., 6.750%, due 12/15/14	4,347,563
3,350,000	L	Reliant Energy, Inc., 9.250%, due 07/15/10	3,668,250
750,000		Reliant Energy, Inc., 9.500%, due 07/15/13	836,250
1,250,000		Sierra Pacific Power Co., 8.000%, due 06/01/08	1,340,625
3,966,944	#	South Point Energy Center LLC 8.400%, due 05/30/12	3,771,076
650,000	#	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	661,375

			60,589,305

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Electrical Components and Equipment: 0.6%
$900,000	@@	Legrand, 8.500%, due 02/15/25	$1,093,500
850,000	@@	Lengrand Holdings SA, 10.500%, due 02/15/13	973,250
1,925,000	L	Rayovac Corp., 8.500%, due 10/01/13	2,021,250

			4,088,000

		Electronics: 1.2%
800,000		Communications & Power Industries, Inc., 8.000%, due 02/01/12	808,000
4,850,000	S,L	Dresser, Inc., 9.375%, due 04/15/11	5,128,875
2,000,000		Fisher Scientific Intl., Inc., 8.000%, due 09/01/13	2,295,000

			8,231,875

		Entertainment: 0.6%
725,000	#	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	726,813
2,150,000	#,L	Seneca Gaming Corp., 7.250%, due 05/01/12	2,233,312
1,375,000	L	Six Flags, Inc., 9.750%, due 04/15/13	1,304,531

			4,264,656

		Environmental Control: 1.5%
1,600,000	L	Allied Waste North America, 6.375%, due 04/15/11	1,544,000
1,025,000	L	Allied Waste North America, 6.500%, due 11/15/10	1,014,750
2,875,000	#,L	Allied Waste North America, 7.250%, due 03/15/15	2,795,938
1,950,000		Allied Waste North America, 7.875%, due 04/15/13	2,003,625
575,000		Allied Waste North America, 8.500%, due 12/01/08	605,906
1,050,000	L	Allied Waste North America, 8.875%, due 04/01/08	1,107,750
990,000		Allied Waste North America, 9.250%, due 09/01/12	1,074,150

			10,146,119

		Food: 1.4%
675,000		Ahold Finance USA, Inc., 8.250%, due 07/15/10	745,875
1,800,000		Delhaize America, Inc., 9.000%, due 04/15/31	2,256,262
1,850,000		Ingles Markets, Inc., 8.875%, due 12/01/11	1,889,313
4,550,000	S	Roundy’s, Inc., 8.875%, due 06/15/12	4,709,250

			9,600,700

		Forest Products and Paper: 3.2%
700,000	@@	Abitibi-Consolidated, Inc., 5.250%, due 06/20/08	675,500
600,000	@@,L	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	555,000
750,000	@@,L	Abitibi-Consolidated, Inc., 6.950%, due 12/15/06	763,125
500,000	@@,L	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	436,250
500,000	@@	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	505,000
2,900,000	@@,L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	2,972,500
500,000	@@,L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	523,750
2,900,000	@@	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,791,250
1,000,000		Bowater, Inc., 6.500%, due 06/15/13	992,500
1,650,000	L	Bowater, Inc., 7.950%, due 11/15/11	1,755,188
2,000,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	2,150,000
1,000,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	1,086,250
1,300,000		Georgia-Pacific Corp., 8.000%, due 01/15/14	1,438,125
3,300,000	L	Georgia-Pacific Corp., 8.000%, due 01/15/24	3,811,500
1,200,000		Georgia-Pacific Corp., 8.875%, due 05/15/31	1,491,000

			21,946,938

		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	310,713

			310,713

		Healthcare — Products: 2.1%
3,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,996,000
2,400,000		Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,514,000
4,615,000	S	Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,961,125
330,000	L	VWR International, Inc., 6.875%, due 04/15/12	326,700
3,045,000		VWR International, Inc., 8.000%, due 04/15/14	2,915,588

			14,713,413

		Healthcare — Services: 4.6%
470,000		Coventry Health Care, Inc., 5.875%, due 01/15/12	480,575
1,250,000	#	DaVita, Inc., 6.625%, due 03/15/13	1,296,875
2,050,000	#,L	DaVita, Inc., 7.250%, due 03/15/15	2,116,625
1,400,000		Extendicare Health Services, Inc., 9.500%, due 07/01/10	1,519,000
3,000,000		HCA, Inc., 6.250%, due 02/15/13	3,073,839
500,000		HCA, Inc., 6.300%, due 10/01/12	514,492
1,800,000	L	HCA, Inc., 6.375%, due 01/15/15	1,872,194
3,775,000		HCA, Inc., 6.750%, due 07/15/13	3,991,089
400,000		HCA, Inc., 7.690%, due 06/15/25	430,550
6,200,000	I	Healthsouth Corp., 7.625%, due 06/01/12	6,045,000
750,000	I,L	Healthsouth Corp., 8.375%, due 10/01/11	748,125
350,000	L	Tenet Healthcare Corp., 6.500%, due 06/01/12	334,250
4,200,000	S,L	Tenet Healthcare Corp., 7.375%, due 02/01/13	4,168,500
1,250,000		Tenet Healthcare Corp., 9.875%, due 07/01/14	1,346,875

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Healthcare — Services (continued)
$1,575,000	L	Triad Hospitals, Inc., 7.000%, due 05/15/12	$1,649,813
2,300,000	L	Triad Hospitals, Inc., 7.000%, due 11/15/13	2,374,750

			31,962,552

		Holding Companies — Diversified: 1.1%
6,400,000	@@,S	JSG Funding PLC, 9.625%, due 10/01/12	6,432,000
1,150,000	@@,L	JSG Funding PLC, 10.125%, due 10/01/12	1,454,898

			7,886,898

		Household Products/Wares: 0.2%
1,525,000	#	Spectrum Brands, Inc., 7.375%, due 02/01/15	1,483,063

			1,483,063

		Leisure Time: 0.3%
750,000	@@	Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	802,500
250,000	L	K2, Inc., 7.375%, due 07/01/14	264,375
1,000,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	1,100,000

			2,166,875

		Lodging: 3.1%
1,450,000		Boyd Gaming Corp., 7.750%, due 12/15/12	1,556,938
1,000,000		ITT Corp., 7.375%, due 11/15/15	1,117,500
300,000		Mandalay Resort Group, 7.625%, due 07/15/13	318,000
3,515,688	L	Mandalay Resort Group, 9.375%, due 02/15/10	3,946,360
1,000,000	L	MGM Mirage, 6.000%, due 10/01/09	1,010,000
1,000,000	#	MGM Mirage, 6.625%, due 07/15/15	1,016,250
3,650,000	L	MGM Mirage, 8.375%, due 02/01/11	3,996,749
850,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	962,625
1,825,000		Station Casinos, Inc., 6.000%, due 04/01/12	1,861,500
1,100,000	L	Station Casinos, Inc., 6.500%, due 02/01/14	1,127,500
4,225,000	#,L	Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	4,129,938

			21,043,360

		Machinery — Diversified: 0.1%
800,000	#	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	836,000

			836,000

		Media: 8.2%
3,350,000		American Media Operation, Inc., 10.250%, due 05/01/09	3,366,750
1,190,000	@@	CanWest Media, Inc., 8.000%, due 09/15/12	1,258,425
3,250,000	L	CCO Holdings LLC, 8.750%, due 11/15/13	3,217,500
1,091,750	I	Charter Communications Corp., 5.980%, due 04/26/11	1,086,388
1,000,000	#,L	Charter Communications Corp., 8.000%, due 04/30/12	1,000,000
1,000,000	#	Charter Communications Corp., 8.375%, due 04/30/14	1,000,000
2,250,000	#	CSC Holdings, Inc., 6.750%, due 04/15/12	2,126,250
2,700,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	2,679,750
3,100,000		CSC Holdings, Inc., 7.875%, due 02/15/18	3,069,000
4,100,000	S	CSC Holdings, Inc., 8.125%, due 08/15/09	4,171,750
2,600,000	L	Dex Media Finance Co., 8.500%, due 08/15/10	2,847,000
3,371,000		Dex Media Finance Co., 9.875%, due 08/15/13	3,859,795
300,000	#	DirecTV Holdings LLC, 6.375%, due 06/15/15	300,000
4,417,000	S	DirecTV Holdings LLC, 8.375%, due 03/15/13	4,913,912
3,200,000		EchoStar DBS Corp., 5.750%, due 10/01/08	3,196,000
1,000,000		EchoStar DBS Corp., 6.350%, due 10/01/08	1,027,500
3,035,000	@@,#,L	Lighthouse Intl. Co. SA, 8.000%, due 04/30/14	3,807,515
4,540,000	S,L	Mediacom Broadband LLC, 11.000%, due 07/15/13	4,937,249
183,000		Primedia, Inc., 7.625%, due 04/01/08	185,516
310,000	L	Primedia, Inc., 8.000%, due 05/15/13	312,325
300,000		Primedia, Inc., 8.638%, due 05/15/10	315,000
2,450,000	@@	Quebecor Media, Inc., 11.125%, due 07/15/11	2,734,813
720,000	@@,L	Rogers Cable, Inc., 6.750%, due 03/15/15	738,000
1,350,000	@@	Rogers Communications, Inc., 2.000%, due 11/26/05	1,523,813
1,700,000		Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	1,793,500
1,250,000	L	Young Broadcasting, Inc., 10.000%, due 03/01/11	1,193,750

			56,661,501

		Mining: 0.3%
2,100,000	@@,#,L	Novelis, Inc., 7.250%, due 02/15/15	2,118,375

			2,118,375

		Miscellaneous Manufacturing: 1.0%
800,000	@@,#	Bombardier, Inc., 6.750%, due 05/01/12	764,000
588,400	@@,I	Invensys PLC, 6.091%, due 09/05/09	598,697
1,600,000	@@,I	Invensys PLC, 7.874%, due 09/05/09	1,632,000
1,350,000	@@,#	Invensys PLC, 9.875%, due 03/15/11	1,296,000
2,375,000		Trinity Industries, Inc., 6.500%, due 03/15/14	2,375,000

			6,665,697

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Office/Business Equipment: 0.9%
$2,800,000	L	Xerox Corp., 6.875%, due 08/15/11	$2,982,000
1,800,000		Xerox Corp., 7.200%, due 04/01/16	1,953,000
900,000	L	Xerox Corp., 7.625%, due 06/15/13	973,125

			5,908,125

		Oil and Gas: 4.4%
1,600,000		Chesapeake Energy Corp., 7.500%, due 06/15/14	1,744,000
2,000,000	#,L	Chesapeake Energy Corp., 6.375%, due 06/15/15	2,060,000
250,000	#	Chesapeake Energy Corp., 6.625%, due 01/15/16	259,375
400,000		El Paso CGP Co., 6.500%, due 06/01/08	399,000
1,500,000	L	El Paso CGP Co., 7.625%, due 09/01/08	1,541,250
400,000		El Paso CGP Co., 7.750%, due 06/15/10	410,000
600,000		El Paso CGP Co., 7.750%, due 10/15/35	564,000
300,000		El Paso CGP Co., 9.625%, due 05/15/12	330,000
2,000,000		El Paso CGP Co., 10.750%, due 10/01/10	2,230,000
1,125,000	I	El Paso Production Holding Co., 5.550%, due 11/22/09	1,133,525
1,860,000	I	El Paso Production Holding Co., 5.875%, due 11/22/09	1,874,095
3,225,000	L	El Paso Production Holding Co., 7.750%, due 06/01/13	3,458,813
750,000		Encore Acquisition Co., 6.250%, due 04/15/14	763,125
1,495,000		Exco Resources, Inc., 7.250%, due 01/15/11	1,502,475
300,000	@@,#	Gaz Capital for Gazprom, 8.625%, due 04/28/34	376,500
800,000	@@	Gazprom International SA, 7.201%, due 02/01/20	862,930
2,400,000		Kerr-McGee Corp., 6.950%, due 07/01/24	2,491,855
1,500,000	@@,L	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	1,843,500
1,425,000		Plains Exploration & Production Co., 7.125%, due 06/15/14	1,531,875
600,000		Valero Energy Corp., 7.800%, due 06/14/10	624,000
1,850,000	L	Vintage Petroleum, Inc., 7.875%, due 05/15/11	1,961,000
1,950,000		Vintage Petroleum, Inc., 8.250%, due 05/01/12	2,125,500

			30,086,818

		Oil and Gas Services: 1.4%
500,000		Hanover Compressor Co., 9.000%, due 06/01/14	535,000
4,300,000	S	Hanover Equipment Trust, 8.500%, due 09/01/08	4,493,500
2,000,000		Newpark Resources, 8.625%, due 12/15/07	1,990,000
2,500,000		SESI LLC, 8.875%, due 05/15/11	2,681,250

			9,699,750

		Packaging and Containers: 2.8%
2,850,000	@@	Crown European Holdings SA, 9.500%, due 03/01/11	3,163,500
825,000	@@	Crown European Holdings SA, 10.875%, due 03/01/13	973,500
750,000		Greif, Inc., 8.875%, due 08/01/12	810,000
925,000	L	Jefferson Smurfit Corp., 8.250%, due 10/01/12	934,250
1,350,000	@@	Norampac Inc, 6.750%, due 06/01/13	1,360,125
1,000,000		Owens-Brockway, 6.750%, due 12/01/14	1,016,250
745,000		Owens-Brockway, 7.750%, due 05/15/11	795,288
1,450,000		Owens-Brockway, 8.250%, due 05/15/13	1,582,313
2,875,000		Owens-Brockway, 8.750%, due 11/15/12	3,184,062
2,500,000	L	Stone Container Corp, 8.375%, due 07/01/12	2,537,500
650,000		Stone Container Corp, 9.750%, due 02/01/11	690,625
2,000,000	@@,L	Stone Container Finance, 7.375%, due 07/15/14	1,890,000

			18,937,413

		Pipelines: 4.9%
300,000	L	El Paso Corp., 7.000%, due 05/15/11	300,750
400,000		El Paso Corp., 7.375%, due 12/15/12	403,000
1,100,000		El Paso Corp., 7.800%, due 08/01/31	1,075,250
4,200,000	S,L	El Paso Corp., 7.875%, due 06/15/12	4,347,000
4,700,000	S	Roseton/Danskammer, 7.270%, due 11/08/10	4,726,437
2,300,000		Roseton/Danskammer, 7.670%, due 11/08/16	2,209,438
700,000		Sonat, Inc., 6.750%, due 10/01/07	696,500
4,600,000	S	Sonat, Inc., 7.625%, due 07/15/11	4,657,500
2,700,000		Transmontaigne, Inc., 9.125%, due 06/01/10	2,821,500
710,000	L	Williams Cos., Inc., 7.500%, due 01/15/31	772,125
4,150,000	S,L	Williams Cos., Inc., 7.625%, due 07/15/19	4,689,500
4,100,000	S,L	Williams Cos., Inc., 7.875%, due 09/01/21	4,684,250
1,800,000		Williams Cos., Inc., 8.750%, due 03/15/32	2,171,250

			33,554,500

		Real Estate: 0.1%
750,000		Forest City Enterprises Inc, 7.625%, due 06/01/15	806,250

			806,250

		Real Estate Investment Trusts: 0.8%
1,489,189	I	General Growth Properties, 5.370%, due 11/12/07	1,498,165
1,492,152	I	General Growth Properties, 5.370%, due 11/12/08	1,503,989

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Real Estate Investment Trusts (continued)
$575,000	#	Ventas Realty LP, 6.750%, due 06/01/10	$599,466
1,650,000		Ventas Realty LP, 8.750%, due 05/01/09	1,831,500

			5,433,120

		Retail: 2.7%
4,000,000	#,S	Amerigas Partners LP, 7.250%, due 05/20/15	4,179,999
375,000	I	AmeriGas Partners LP, 8.830%, due 04/19/10	396,241
1,900,000	L	Ferrellgas Escrow LLC, 6.750%, due 05/01/14	1,843,000
1,350,000		Ferrellgas Partners LP, 8.750%, due 06/15/12	1,356,750
2,500,000	I	Ferrellgas Partners LP, 8.780%, due 08/01/07	2,584,985
500,000		JC Penney Co., Inc., 7.125%, due 11/15/23	545,000
475,000	L	JC Penney Co., Inc., 7.400%, due 04/01/37	515,375
2,250,000		JC Penney Co., Inc., 7.650%, due 08/15/16	2,559,375
175,000	L	JC Penney Co., Inc., 7.950%, due 04/01/17	202,563
675,000		JC Penney Co., Inc., 8.000%, due 03/01/10	745,875
375,000		JC Penney Co., Inc., 8.125%, due 04/01/27	397,500
500,000		JC Penney Co., Inc., 9.000%, due 08/01/12	593,750
2,725,000	#,L	Suburban Propane Partners LP, 6.875%, due 12/15/13	2,602,375

			18,522,788

		Semiconductors: 0.2%
650,000	L	Freescale Semiconductor, Inc., 5.891%, due 07/15/09	678,438
425,000		Freescale Semiconductor, Inc., 7.125%, due 07/15/14	459,000

			1,137,438

		Telecommunications: 11.7%
2,050,000	L	ACC Escrow Corp., 10.000%, due 08/01/11	2,091,000
866,667	I	Centennial Communications Corp., 5.343%, due 01/20/11	879,744
46,666	I	Centennial Communications Corp., 5.570%, due 01/20/11	47,370
600,000	I	Centennial Communications Corp., 5.630%, due 02/09/11	609,053
66,667	I	Centennial Communications Corp., 5.770%, due 01/20/11	67,673
1,500,000	#,L	Cincinnati Bell, Inc., 7.000%, due 02/15/15	1,473,750
3,300,000	L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	3,399,000
2,550,000	L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	2,690,250
1,000,000	#,L	Dobson Cellular Systems, 8.375%, due 11/01/11	1,055,000
800,000	#,L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	852,000
2,700,000	L	Insight Midwest LP, 9.750%, due 10/01/09	2,809,375
1,700,000	L	Insight Midwest LP, 10.500%, due 11/01/10	1,810,500
2,800,000	@@,#	Intelsat Bermuda Ltd., 7.794%, due 01/15/12	2,863,000
5,900,000	S	MCI, Inc., 7.688%, due 05/01/09	6,158,125
6,150,000	S,L	MCI, Inc., 8.735%, due 05/01/14	6,911,062
800,000	@@,#	Mobile Telesystems Finance SA, 8.000%, due 01/28/12	814,000
6,140,000	S	Nextel Communications, Inc., 6.875%, due 10/31/13	6,592,824
3,850,000	S	Nextel Communications, Inc., 7.375%, due 08/01/15	4,177,250
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,020,250
1,000,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	982,500
4,400,000	S,L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	4,235,000
300,000	L	Qwest Capital Funding, Inc., 7.750%, due 02/15/31	260,250
6,050,000	L	Qwest Communications Intl., Inc., 7.250%, due 02/15/11	5,883,625
6,550,000	#,S,L	Qwest Communications Intl., Inc., 7.500%, due 02/15/14	6,230,688
640,000	I	Qwest Communications Intl., Inc., 7.934%, due 06/30/07	660,000
500,000		Qwest Corp., 7.250%, due 10/15/35	446,250
5,100,000	S	Qwest Corp., 8.875%, due 03/15/12	5,571,750
2,000,000		Qwest Services Corp., 13.500%, due 12/15/10	2,320,000
850,000	@@	Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	869,125
250,000	@@,L	Rogers Wireless Communications, Inc., 7.250%, due 12/15/12	271,250
740,000	@@,L	Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	808,450
1,540,000	@@,L	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	1,667,050
1,700,000		Rural Cellular Corp., 8.250%, due 03/15/12	1,785,000
750,000	#	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	751,750
1,050,000	L	Time Warner Telecom, Inc., 10.125%, due 02/01/11	1,055,250
1,184,000	L	Time Warner Telecom LLC, 9.750%, due 07/15/08	1,195,840

			81,315,004

		Transportation: 0.3%
800,000	@@,#	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	836,000
950,000	#	Horizon Lines LLC, 9.000%, due 11/01/12	999,875

			1,835,875

		Total Corporate Bonds/Notes (Cost $597,067,104)	608,503,672

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

OTHER BONDS: 5.9%
		Sovereign: 5.9%
$15,251,835	@@,S,L	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	$15,720,753
1,900,000	@@,L	Brazilian Government Intl. Bond, 8.250%, due 01/20/34	1,862,950
500,000	@@	Brazilian Government Intl. Bond, 10.000%, due 08/07/11	574,250
300,000	@@,L	Brazilian Government Intl. Bond, 10.250%, due 06/17/13	353,250
3,500,000	@@,S	Brazilian Government Intl. Bond, 10.500%, due 07/14/14	4,147,500
1,500,000	@@	Brazilian Government Intl. Bond, 11.000%, due 01/11/12	1,788,750
288,239	@@	Federal Republic of Brazil, 3.125%, due 04/15/12	278,872
1,850,000	@@,L	Panama Government Intl. Bond, 8.875%, due 09/30/27	2,215,375
1,350,000	@@	Panama Government Intl. Bond, 9.375%, due 07/23/12	1,640,250
500,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	620,000
500,000	@@	Panama Government Intl. Bond, 9.625%, due 02/08/11	600,000
3,175,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	3,730,625
1,150,000	@@,L	Peru Government Intl. Bond, 9.875%, due 02/06/15	1,428,875
1,400,000	@@	Republic of Guatemala Bond, 9.250%, due 08/01/13	1,658,209
3,775,000	@@,S	Russian Government Intl. Bond, 5.000%, due 03/31/30	4,223,734

		Total Other Bonds (Cost $36,975,483)	40,843,393

U.S. TREASURY OBLIGATIONS: 2.8%
		U.S. Treasury Bonds: 1.6%
9,100,000		5.375%, due 02/15/31	10,740,849

			10,740,849

		U.S. Treasury Notes: 1.2%
3,700,000		4.125%, due 05/15/15	3,755,211
4,400,000		4.250%, due 11/15/13	4,508,799

			8,264,010

		Total U.S. Treasury Obligations (Cost $18,912,545)	19,004,859

CONVERTIBLE CORPORATE BONDS: 0.1%
		Electric: 0.1%
300,000	L	CMS Energy Corp, 2.875%, due 12/01/24	364,500

			364,500

		Telecommunications: 0.0%
450,000		Nextel Communications Inc, 5.250%, due 01/15/10	453,938

			453,938

		Total Convertible Corporate Bonds (Cost $758,968)	818,438

Shares			Value

PREFERRED STOCK: 0.0%
		Telecommunications: 0.0%
1,100	#	Dobson Communications Corp.	$138,050

		Total Preferred Stock (Cost $131,519)	138,050

		Total Long-Term Investments (Cost $653,845,619)	669,308,412

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 31.4%
		Commercial Paper: 1.8%
$1,500,000		UBS Finance, 3.230%, due 09/19/05	$1,488,795
1,100,000		UBS Finance, 3.370%, due 09/26/05	1,091,024
5,500,000	S	UBS Finance, 3.390%, due 10/03/05	5,451,270
4,200,000	S	UBS Finance, 3.430%, due 10/17/05	4,156,866

		Total Short-Term Investments (Cost $12,190,879)	12,187,955

		Securities Lending CollateralCC: 29.6%
203,790,356		The Bank of New York Institutional Cash Reserves Fund	203,790,356

		Total Securities Lending Collateral (Cost $203,790,356)	203,790,356

		Total Short-Term Investments (Cost $215,981,235)	215,978,311

Total Investments In Securities (Cost $869,826,854)*	128.6%	$885,286,723
Other Assets and Liabilities-Net	(28.6)	(196,955,746)

Net Assets	100.0%	$688,330,977

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $870,190,892. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,798,439
Gross Unrealized Depreciation	(5,702,608)

Net Unrealized Appreciation	$15,095,831

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation

			USD
EURO
EUR 8,313,000	Sell	07/26/05	10,187,374	$10,073,145	$114,229

Information concerning the Credit Default Agreements outstanding for the ING PIMCO High Yield Portfolio at June 30, 2005, is shown below:

				Unrealized
		Termination	Notional	Appreciation
Type		Date	Principal	(Depreciation)

Credit Default Agreement
Bombardier Capital, Inc.
Pay $3,000,000 in the event of default and receive 2.000% per annum.
Counterparty: Morgan Stanley Capital Services, Inc.	I	12/20/05	$3,000,000	$14,759
Credit Default Agreement
DJ CDX 4-100 SP
Pay $3,960,000 in the event of default and receive 3.600% per annum.

Counterparty:		06/20/10	3,960,000	1,581
Credit Default Agreement
General Motors
Pay $1,000,000 in the event of default and receive 0.820% per annum.
Counterparty: Lehman Brothers Special Financing, Inc.		12/20/05	3,000,000	(9,876)
Credit Default Agreement
General Motors
Pay $2,000,000 in the event of default and receive 1.200% per annum.

Counterparty:		03/20/06	2,000,000	(15,271)
Credit Default Agreement
General Motors
Pay $2,000,000 in the event of default and receive 1.160% per annum.
Counterparty: HSBC Bank USA, NA		03/20/06	2,000,000	(15,843)
Credit Default Agreement
General Motors
Pay $4,500,000 in the event of default and receive 3.500% per annum.
Counterparty: Merrill Lynch Intl	I	06/20/06	4,500,000	72,925
Credit Default Agreement
MCI, Inc.
Pay $1,500,000 in the event of default and receive 1.150% per annum.
Counterparty: Credit Suisse First Boston International	I	12/20/05	1,500,000	6,107

				$54,382

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.0%
		Advertising: 0.9%
485		Omnicom Group, Inc.	$38,732

			38,732

		Aerospace/Defense: 2.3%
371		General Dynamics Corp.	40,639
1,114		United Technologies Corp.	57,204

			97,843

		Airlines: 0.5%
1,434		Southwest Airlines Co.	19,976

			19,976

		Apparel: 0.3%
325		Liz Claiborne, Inc.	12,922

			12,922

		Auto Manufacturers: 2.2%
3,726		Ford Motor Co.	38,154
810		PACCAR, Inc.	55,080

			93,234

		Auto Parts and Equipment: 1.1%
783		Johnson Controls, Inc.	44,106

			44,106

		Banks: 8.4%
648		Bank of America Corp.	29,555
485		First Horizon National Corp.	20,467
1,781		National City Corp.	60,768
973		State Street Corp.	46,947
705		SunTrust Banks, Inc.	50,929
547		The Bank of New York Co., Inc.	15,743
1,458		U.S. Bancorp	42,574
485		Wachovia Corp.	24,056
648		Wells Fargo & Co.	39,904
290		Zions Bancorporation	21,324

			352,267

		Beverages: 1.3%
973		PepsiCo, Inc.	52,474

			52,474

		Biotechnology: 0.2%
163	@	Amgen, Inc.	9,855

			9,855

		Chemicals: 2.1%
325		Air Products & Chemicals, Inc.	19,598
564		E.I. du Pont de Nemours & Co.	24,257
485		Ecolab, Inc.	15,695
290		PPG Industries, Inc.	18,200
243		Praxair, Inc.	11,324

			89,074

		Computers: 4.2%
416	@	Computer Sciences Corp.	18,179
1,133	@	Dell, Inc.	44,764
325		Diebold, Inc.	14,661
325	@	DST Systems, Inc.	15,210
325	@	EMC Corp.	4,456
1,701		Hewlett-Packard Co.	39,991
4,697	@	Sun Microsystems, Inc.	17,520
648	@	Sungard Data Systems, Inc.	22,790

			177,571

		Cosmetics/Personal Care: 1.3%
810		Colgate-Palmolive Co.	40,427
325		Estee Lauder Cos., Inc. — Class A	12,717

			53,144

		Diversified Financial Services: 4.9%
648		American Express Co.	34,493
648		Citigroup, Inc.	29,957
560		Federated Investors, Inc.	16,806
766		Merrill Lynch & Co., Inc.	42,138
1,296		T. Rowe Price Group, Inc.	81,129

			204,523

		Electric: 1.2%
403		Consolidated Edison, Inc.	18,877
163		Exelon Corp.	8,367
648		Southern Co.	22,465

			49,709

		Electrical Components and Equipment: 0.5%
325		Emerson Electric Co.	20,355

			20,355

		Food: 4.6%
1,133		Campbell Soup Co.	34,862
560		General Mills, Inc.	26,202
973		H.J. Heinz Co.	34,464
648		Hershey Co.	40,241
102		Kellogg Co.	4,533
973		Sara Lee Corp.	19,275
973		Sysco Corp.	35,213

			194,790

		Forest Products and Paper: 0.5%
724		MeadWestvaco Corp.	20,301

			20,301

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Gas: 0.3%
325		KeySpan Corp.	$13,228

			13,228

		Healthcare-Products: 4.8%
973		Becton Dickinson & Co.	51,053
485		Biomet, Inc.	16,800
325		Guidant Corp.	21,873
1,208		Johnson & Johnson	78,520
325		Medtronic, Inc.	16,832
325		Stryker Corp.	15,457

			200,535

		Household Products/ Wares: 0.2%
163		Clorox Co.	9,082

			9,082

		Insurance: 2.9%
163	@@	ACE Ltd.	7,311
325	@@	Axis Capital Holdings Ltd.	9,198
706		Chubb Corp.	60,440
163		Hartford Financial Services Group, Inc.	12,189
163	@@	Montpelier Re Holdings Ltd.	5,637
485		Safeco Corp.	26,354

			121,129

		Internet: 0.5%
923	@	Symantec Corp.	20,066

			20,066

		Machinery — Construction and Mining: 1.0%
429		Caterpillar, Inc.	40,888

			40,888

		Machinery — Diversified: 1.5%
810		Deere & Co.	53,047
163		Rockwell Automation, Inc.	7,940

			60,987

		Media: 5.2%
648		Gannett Co., Inc.	46,092
1,943		McGraw-Hill Cos., Inc.	85,978
5,153	@@	Reed Elsevier NV	71,735
648		Walt Disney Co.	16,317

			220,122

		Mining: 4.3%
670		Alcoa, Inc.	17,507
325	@@	BHP Billiton Ltd. ADR	8,873
818	@@	Inco Ltd.	30,879
163		Newmont Mining Corp.	6,362
485		Phelps Dodge Corp.	44,862
2,333	@@	Rio Tinto PLC	71,071

			179,554

		Miscellaneous Manufacturing: 0.9%
1,133		General Electric Co.	39,258

			39,258

		Office/Business Equipment: 1.0%
810	@@	Canon, Inc. ADR	42,630

			42,630

		Oil and Gas: 8.2%
325		Apache Corp.	20,995
1,665		ChevronTexaco Corp.	93,107
869		ConocoPhillips	49,959
1,746		Exxon Mobil Corp.	100,342
546		Occidental Petroleum Corp.	42,004
859		Pioneer Natural Resources Co.	36,147

			342,554

		Oil and Gas Services: 0.6%
163		Schlumberger Ltd.	12,378
234	@	Weatherford Intl. Ltd.	13,568

			25,946

		Pharmaceuticals: 7.0%
973		Abbott Laboratories	47,686
648	@	Barr Pharmaceuticals, Inc.	31,584
648		Bristol-Myers Squibb Co.	16,187
648		Eli Lilly & Co.	36,100
810		Merck & Co., Inc.	24,948
1,133		Mylan Laboratories, Inc.	21,799
744	@@	Novartis AG ADR	35,295
234	@@	Roche Holding AG	29,535
2,316		Schering-Plough Corp.	44,143
163	@@	Teva Pharmaceutical Industries Ltd. ADR	5,076

			292,353

		Retail: 8.6%
325	@	Barnes & Noble, Inc.	12,610
178		Costco Wholesale Corp.	7,978
547		CVS Corp.	15,901
325		Family Dollar Stores, Inc.	8,483
163	@	GameStop Corp.	4,874
810		Gap, Inc.	15,998
210		Home Depot, Inc.	8,169
648		Lowe’s Cos., Inc.	37,727
1,133		May Department Stores Co.	45,501
272		Nordstrom, Inc.	18,488
361		Staples, Inc.	7,697
1,716		Target Corp.	93,367
1,781		Walgreen Co.	81,908

			358,701

		Savings and Loans: 0.9%
973		Washington Mutual, Inc.	39,591

			39,591

		Semiconductors: 3.2%
1,010		Applied Materials, Inc.	16,342
325	@	Freescale Semiconductor, Inc.	6,884
2,192		Intel Corp.	57,123
1,966		Texas Instruments, Inc.	55,185

			135,534

		Software: 3.2%
973		Adobe Systems, Inc.	27,847
648		Automatic Data Processing, Inc.	27,197
325	@	Fiserv, Inc.	13,959
1,943		Microsoft Corp.	48,264
648	@	Veritas Software Corp.	15,811

			133,078

		Telecommunications: 5.6%
325		Alltel Corp.	20,241
1,943		BellSouth Corp.	51,625
2,754		Motorola, Inc.	50,288
2,268	@@	Nokia Oyj ADR	37,740
2,754		SBC Communications, Inc.	65,407
254		Verizon Communications, Inc.	8,776

			234,077

		Transportation: 2.4%
648		Burlington Northern Santa Fe Corp.	30,508
2,268		Norfolk Southern Corp.	70,217

			100,725

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value

	Water: 0.2%
325	Aqua America, Inc.
		$9,666

		9,666

	Total Common Stock (Cost $4,089,148)	4,150,580

Total Investments In Securities (Cost $4,089,148)*	99.0%	$4,150,580
Other Assets and Liabilities-Net	1.0	43,999

Net Assets	100.0%	$4,194,579

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt securities in accordance with the Fund’s valuation procedures.
*	Cost for federal income tax purposes is $4,089,954. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,656
Gross Unrealized Depreciation	(49,030)

Net Unrealized Appreciation	$60,626

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 91.6%
		Advertising: 1.1%
90,000	@	Interpublic Group of Cos., Inc.	$1,096,200

			1,096,200

		Airlines: 0.4%
30,200		Southwest Airlines Co.	420,686

			420,686

		Apparel: 0.9%
23,100		Liz Claiborne, Inc.	918,456

			918,456

		Banks: 4.0%
12,600		City National Corp.	903,546
27,600		KeyCorp	914,940
18,700		Marshall & Ilsley Corp.	831,215
20,500		North Fork Bancorporation, Inc.	575,845
12,600		Zions Bancorporation	926,478

			4,152,024

		Beverages: 0.6%
9,500		Molson Coors Brewing Co.	589,000

			589,000

		Building Materials: 1.0%
25,300		American Standard Cos., Inc.	1,060,576

			1,060,576

		Chemicals: 3.6%
24,400		Air Products & Chemicals, Inc.	1,471,320
10,000	@	Ashland, Inc.	718,700
23,500		PPG Industries, Inc.	1,474,860

			3,664,880

		Commercial Services: 3.4%
24,400		H&R Block, Inc.	1,423,740
14,000		McKesson Corp.	627,060
42,100		R.R. Donnelley & Sons Co.	1,452,871

			3,503,671

		Computers: 4.2%
77,000	@	BISYS Group, Inc.	1,150,380
33,700		Imation Corp.	1,307,223
35,500	@	Storage Technology Corp.	1,288,295
86,000	@	Unisys Corp.	544,380

			4,290,278

		Distribution/ Wholesale: 0.9%
17,800		W.W. Grainger, Inc.	975,262

			975,262

		Diversified Financial Services: 5.0%
31,400		AG Edwards, Inc.	1,417,710
49,800		Federated Investors, Inc.	1,494,498
32,600	@	Investment Technology Group, Inc.	685,252
89,200	@	Providian Financial Corp.	1,572,596

			5,170,056

		Electric: 7.4%
18,700		Constellation Energy Group, Inc.	1,078,803
16,900		Edison Intl.	685,295
13,100		Entergy Corp.	989,705
12,100	@	NRG Energy, Inc.	454,960
35,500		NSTAR	1,094,465
33,700		PG&E Corp.	1,265,098
116,200	@	Reliant Resources, Inc.	1,438,556
7,700		TXU Corp.	639,793

			7,646,675

		Electronics: 0.9%
89,500		Symbol Technologies, Inc.	883,365

			883,365

		Entertainment: 0.7%
39,400		Regal Entertainment Group	743,872

			743,872

		Environmental Control: 1.7%
48,300		Republic Services, Inc.	1,739,283

			1,739,283

		Food: 2.7%
2,100		ConAgra Foods, Inc.	48,636
26,300	@	Dean Foods Co.	926,812
78,200		Safeway, Inc.	1,766,538

			2,741,986

		Forest Products and Paper: 1.1%
40,400		MeadWestvaco Corp.	1,132,816

			1,132,816

		Gas: 0.4%
12,600		Atmos Energy Corp.	362,880

			362,880

		Healthcare — Products: 0.9%
34,800	@	Boston Scientific Corp.	939,600

			939,600

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Services: 3.3%
12,200	@	Laboratory Corp. of America Holdings	$608,780
115,300	@	Tenet Healthcare Corp.	1,411,272
26,100	@	Triad Hospitals, Inc.	1,426,104

			3,446,156

		Home Furnishings: 1.0%
15,100		Whirlpool Corp.	1,058,661

			1,058,661

		Household Products/ Wares: 1.3%
27,800		American Greetings Corp.	736,700
17,800		Yankee Candle Co., Inc.	571,380

			1,308,080

		Insurance: 8.8%
17,750		Assurant, Inc.	640,775
11,200		CIGNA Corp.	1,198,736
30,000	@@	Platinum Underwriters Holdings Ltd.	954,600
45,800		PMI Group, Inc.	1,785,284
16,900		Safeco Corp.	918,346
69,200		UnumProvident Corp.	1,267,744
2,100		White Mountains Insurance Group Ltd.	1,324,890
28,200	@@	Willis Group Holdings Ltd.	922,704

			9,013,079

		Internet: 2.0%
63,700	@	IAC/ InterActiveCorp.	1,531,985
26,300	@	Symantec Corp.	571,762

			2,103,747

		Machinery — Diversified: 0.9%
30,000	@	Flowserve Corp.	907,800

			907,800

		Media: 2.0%
38,300	@	Entercom Communications Corp.	1,275,007
22,500		Tribune Co.	791,550

			2,066,557

		Mining: 1.2%
20,200		Freeport-McMoRan Copper & Gold, Inc.	756,288
4,800		Phelps Dodge Corp.	444,000

			1,200,288

		Miscellaneous Manufacturing: 2.3%
48,700		Eastman Kodak Co.	1,307,595
10,400		ITT Industries, Inc.	1,015,352

			2,322,947

		Oil and Gas: 5.1%
20,100		Devon Energy Corp.	1,018,668
18,700		ENSCO Intl., Inc.	668,525
9,300	@,@@	Nabors Industries, Ltd.	563,766
16,900		Occidental Petroleum Corp.	1,300,117
23,500		Pioneer Natural Resources Co.	988,880
12,200	@	Transocean, Inc.	658,434

			5,198,390

		Oil and Gas Services: 0.6%
10,400	@	Weatherford Intl. Ltd.	602,992

			602,992

		Packaging and Containers: 1.4%
40,300		Ball Corp.	1,449,188

			1,449,188

		Pharmaceuticals: 3.3%
75,000	@	IVAX Corp.	1,612,500
35,000		Mylan Laboratories, Inc.	673,400
15,800	@	Par Pharmaceutical Cos, Inc.	502,598
41,800		Perrigo Co.	582,692

			3,371,190

		Retail: 9.7%
56,200	@	BJ’s Wholesale Club, Inc.	1,825,938
116,200		Blockbuster, Inc.	1,059,744
47,300		CVS Corp.	1,375,011
23,200		Federated Department Stores, Inc.	1,700,096
77,600		Foot Locker, Inc.	2,112,272
35,600		Ruby Tuesday, Inc.	922,040
30,000		Tiffany & Co.	982,800

			9,977,901

		Savings and Loans: 0.9%
41,300		Hudson City Bancorp, Inc.	471,233
20,800		Sovereign Bancorp, Inc.	464,672

			935,905

		Software: 1.6%
14,000	@	Dun & Bradstreet Corp.	863,100
31,800	@	Veritas Software Corp.	775,920

			1,639,020

		Telecommunications: 3.0%
39,200		CenturyTel, Inc.	1,357,496
84,200	@	Cincinnati Bell, Inc.	362,060
21,500		Scientific-Atlanta, Inc.	715,305
71,600	@	Tellabs, Inc.	622,920

			3,057,781

		Toys/ Games/ Hobbies: 1.6%
88,100		Mattel, Inc.	1,612,230

			1,612,230

		Transportation: 0.7%
12,200	@@	Canadian National Railway Co.	703,330

			703,330

		Total Common Stock (Cost $89,676,604)	94,006,808

Total Investments In Securities (Cost $89,676,604)*	91.6%	$94,006,808
Other Assets and Liabilities-Net	8.4	8,589,313

Net Assets	100.0%	$102,596,121

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $89,889,917. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,066,890
Gross Unrealized Depreciation	(949,999)

Net Unrealized Appreciation	$4,116,891

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS ALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 91.8%
		Advertising: 0.5%
175,600	@,L	Interpublic Group of Cos., Inc.	$2,138,808

			2,138,808

		Aerospace/ Defense: 2.6%
52,300	L	Boeing Co.	3,451,800
184,900		Raytheon Co.	7,233,288

			10,685,088

		Airlines: 1.4%
406,100	L	Southwest Airlines Co.	5,656,973

			5,656,973

		Auto Parts and Equipment: 0.4%
33,300	L	BorgWarner, Inc.	1,787,211

			1,787,211

		Banks: 3.0%
784	@@	Mitsubishi Tokyo Financial Group, Inc.	6,614,782
65,800		State Street Corp.	3,174,850
80,800		The Bank of New York Co., Inc.	2,325,424

			12,115,056

		Beverages: 0.2%
13,000		Molson Coors Brewing Co.	806,000

			806,000

		Biotechnology: 1.2%
31,300	@	Amgen, Inc.	1,892,398
354,200	@	Aphton Corp.	262,108
156,975	@,L	Enzo Biochem, Inc.	2,814,562

			4,969,068

		Chemicals: 3.0%
104,700		Dow Chemical Co.	4,662,291
85,300		E.I. du Pont de Nemours & Co.	3,668,753
129,100		Engelhard Corp.	3,685,805

			12,016,849

		Computers: 0.8%
115,200	@,L	Electronics for Imaging, Inc.	2,423,808
62,600	@	Maxwell Technologies, Inc.	763,094

			3,186,902

		Diversified Financial Services: 6.5%
104,300		American Express Co.	5,551,889
195,900		J.P. Morgan Chase & Co.	6,919,188
217,700		MBNA Corp.	5,695,032
75,300		Merrill Lynch & Co., Inc.	4,142,253
78,000		Morgan Stanley	4,092,660

			26,401,022

		Electrical Components and Equipment: 1.4%
24,100	@@,#	Samsung Electronics Co. Ltd. GDR	5,759,748

			5,759,748

		Electronics: 2.4%
178,200	@	Agilent Technologies, Inc.	4,102,164
1,492,700	@,L	Solectron Corp.	5,657,333

			9,759,497

		Food: 3.0%
245,400	L	Safeway, Inc.	5,543,586
252,200	@@	Unilever PLC	2,427,304
110,200	@@	Unilever PLC ADR	4,281,270

			12,252,160

		Forest Products and Paper: 1.4%
89,200	L	Weyerhaeuser Co.	5,677,580

			5,677,580

		Healthcare — Products: 2.1%
35,000	@	Boston Scientific Corp.	945,000
113,100		Johnson & Johnson	7,351,500

			8,296,500

		Insurance: 7.7%
59,100		AMBAC Financial Group, Inc.	4,122,816
79,100	L	American Intl. Group, Inc.	4,595,710
72,900	L	Chubb Corp.	6,240,969
175,900	@	CNA Surety Corp.	2,612,115
31,800	L	Hartford Financial Services Group, Inc.	2,378,004
63,800	L	MGIC Investment Corp.	4,161,036
184,300		PMI Group, Inc.	7,184,014

			31,294,664

		Internet: 0.4%
40,300	@,L	IAC/ InterActiveCorp.	969,215
103,500	@,L	RealNetworks, Inc.	514,395

			1,483,610

		Iron/ Steel: 0.3%
45,400		Allegheny Technologies, Inc.	1,001,524

			1,001,524

		Machinery — Construction and Mining: 1.4%
59,300		Caterpillar, Inc.	5,651,883

			5,651,883

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS ALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 0.4%
26,100		Deere & Co.	$1,709,289

			1,709,289

		Media: 8.6%
62,100	@	Clear Channel Communications, Inc.	1,920,753
198,900	@	Comcast Corp.	5,957,055
218,700	L	News Corp.	3,687,282
317,100		News Corp. — Class A	5,130,678
222,100	@@	Pearson PLC	2,609,971
400,900	@	Time Warner, Inc.	6,699,039
131,500		Viacom, Inc.	4,210,630
184,300		Walt Disney Co.	4,640,674

			34,856,082

		Mining: 3.1%
179,200		Alcoa, Inc.	4,682,496
122,000	L	Newmont Mining Corp.	4,761,660
95,800	@,L	RTI International Metals, Inc.	3,009,078
119,300	@	WGI Heavy Minerals, Inc.	214,740

			12,667,974

		Miscellaneous Manufacturing: 1.7%
79,700	L	Honeywell Intl., Inc.	2,919,411
133,800	@@,L	Tyco Intl. Ltd.	3,906,960

			6,826,371

		Office/ Business Equipment: 0.4%
148,200	L	IKON Office Solutions, Inc.	1,409,382

			1,409,382

		Oil and Gas: 7.3%
66,900		Anadarko Petroleum Corp.	5,495,835
17,800	@@	BP PLC ADR	1,110,364
93,800	@@,L	Canadian Natural Resources Ltd.	3,412,444
93,300		ChevronTexaco Corp.	5,217,336
23,000		ConocoPhillips	1,322,270
55,700		Exxon Mobil Corp.	3,201,079
71,000		GlobalSantaFe Corp.	2,896,800
133,800	L	Murphy Oil Corp.	6,988,374

			29,644,502

		Oil and Gas Services: 3.5%
90,600	L	Baker Hughes, Inc.	4,635,096
136,700	L	Halliburton Co.	6,536,994
37,600		Schlumberger Ltd.	2,855,344

			14,027,434

		Pharmaceuticals: 8.0%
136,100		Abbott Laboratories	6,670,261
18,600	L	Eli Lilly & Co.	1,036,206
115,400	@@,L	GlaxoSmithKline PLC ADR	5,598,054
147,700	@@	Novartis AG ADR	7,006,888
203,800		Pfizer, Inc.	5,620,804
139,200		Wyeth	6,194,400

			32,126,613

		Pipelines: 1.3%
36,200	@,L	Dynegy, Inc.	175,932
268,100	L	Williams Cos., Inc.	5,093,900

			5,269,832

		Real Estate Investment Trusts: 0.4%
86,300		Digital Realty Trust, Inc.	1,499,894

			1,499,894

		Retail: 2.7%
146,200		Costco Wholesale Corp.	6,552,684
112,100		Home Depot, Inc.	4,360,690

			10,913,374

		Semiconductors: 4.0%
258,200		Applied Materials, Inc.	4,177,676
51,200	@	Novellus Systems, Inc.	1,265,152
657,823	@@,L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,999,346
165,800	L	Texas Instruments, Inc.	4,654,006

			16,096,180

		Software: 2.5%
447,400	@	Micromuse, Inc.	2,532,284
305,600		Microsoft Corp.	7,591,104

			10,123,388

		Telecommunications: 6.1%
178,500	@	Cisco Systems, Inc.	3,411,135
1,666,000	@	Lucent Technologies, Inc.	4,848,060
233,200	L	Motorola, Inc.	4,258,232
186,600	@@,L	Nokia Oyj — ADR	3,105,024
174,400		SBC Communications, Inc.	4,142,000
209,800	@@,L	Vodafone Group PLC ADR	5,102,336

			24,866,787

		Toys/ Games/ Hobbies: 2.1%
215,200	L	Hasbro, Inc.	4,474,008
211,600	L	Mattel, Inc.	3,872,280

			8,346,288

		Total Common Stock (Cost $332,707,872)	371,323,533

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 29.9%
	U.S. Government Obligations: 8.6%
$34,800,000	Federal Home Loan Bank, 2.550%, due 07/05/05	$34,797,535

	Total U.S. Government Obligations (Cost $34,800,000)	34,797,535

	Securities Lending CollateralCC: 21.3%
86,199,378	The Bank of New York Institutional Cash Reserves Fund	86,199,378

	Total Securities Lending Collateral (Cost $86,199,378)	86,199,378

	Total Short-Term Investments (Cost $120,996,913)	120,996,913

Total Investments In Securities (Cost $453,707,250)*	121.7%	$492,320,446
Other Assets and Liabilities-Net	(21.7)	(87,948,203)

Net Assets	100.0%	$404,372,243

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS ALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $454,087,767. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,592,904
Gross Unrealized Depreciation	(15,360,225)

Net Unrealized Appreciation	$38,232,697

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.3%
		Aerospace/ Defense: 6.5%
53,500		Boeing Co.	$3,531,000
50,400		Lockheed Martin Corp.	3,269,448
54,000		Raytheon Co.	2,112,480
46,900		United Technologies Corp.	2,408,315

			11,321,243

		Agriculture: 3.4%
92,100		Altria Group, Inc.	5,955,186

			5,955,186

		Banks: 9.7%
144,800		Bank of America Corp.	6,604,328
27,200		Comerica, Inc.	1,572,160
36,100		The Bank of New York Co., Inc.	1,038,958
82,900		U.S. Bancorp	2,420,680
53,000	L	Wachovia Corp.	2,628,800
42,300		Wells Fargo & Co.	2,604,834

			16,869,760

		Chemicals: 1.0%
28,000		Air Products & Chemicals, Inc.	1,688,400

			1,688,400

		Computers: 2.2%
8,800		Hewlett-Packard Co.	206,888
23,700		International Business Machines Corp.	1,758,540
28,100	@	Lexmark Intl., Inc.	1,821,723

			3,787,151

		Cosmetics/ Personal Care: 1.1%
29,400	L	Kimberly-Clark Corp.	1,840,146

			1,840,146

		Diversified Financial Services: 11.1%
46,600		American Express Co.	2,480,518
44,600	L	Capital One Financial Corp.	3,568,446
46,700		Freddie Mac	3,046,241
21,600	L	Goldman Sachs Group, Inc.	2,203,632
64,900		J.P. Morgan Chase & Co.	2,292,268
38,900		MBNA Corp.	1,017,624
63,100		Merrill Lynch & Co., Inc.	3,471,131
22,700		Morgan Stanley	1,191,069

			19,270,929

		Electronics: 0.6%
273,100	@	Solectron Corp.	1,035,049

			1,035,049

		Environmental Control: 0.9%
52,400		Waste Management, Inc.	1,485,016

			1,485,016

		Food: 2.5%
150,800	@	Kroger Co.	2,869,724
78,100		Sara Lee Corp.	1,547,161

			4,416,885

		Gas: 1.1%
45,400		Sempra Energy	1,875,474

			1,875,474

		Healthcare — Products: 1.8%
13,700		Guidant Corp.	922,010
32,500	L	Johnson & Johnson	2,112,500

			3,034,510

		Healthcare — Services: 0.3%
7,000		Aetna, Inc.	579,740

			579,740

		Household Products/ Wares: 1.1%
34,900	L	Avery Dennison Corp.	1,848,304

			1,848,304

		Housewares: 1.1%
77,900	L	Newell Rubbermaid, Inc.	1,857,136

			1,857,136

		Insurance: 5.3%
64,200		American Intl. Group, Inc.	3,730,020
23,300		Chubb Corp.	1,994,713
31,900		Loews Corp.	2,472,250
23,600		St. Paul Travelers Cos., Inc.	932,908

			9,129,891

		Media: 9.0%
92,600	@,L	Comcast Corp.	2,842,820
46,100		EchoStar Communications Corp.	1,389,915
11,300	@,L	Liberty Global Inc	527,371
235,700	@	Liberty Media Corp.	2,401,783
238,800	L	News Corp.	4,026,168
167,400	@	Time Warner, Inc.	2,797,254
51,400		Viacom, Inc.	1,645,828

			15,631,139

		Miscellaneous Manufacturing: 1.1%
28,100		Honeywell Intl., Inc.	1,029,303
12,200		Textron, Inc.	925,370

			1,954,673

		Oil and Gas: 10.2%
25,900	@@	BP PLC ADR	1,615,642
82,500		Ensco Intl., Inc.	2,949,375

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil and Gas (continued)
47,800		GlobalSantaFe Corp.	$1,950,240
53,600		Marathon Oil Corp.	2,860,632
24,400	@,@@	Nabors Industries, Ltd.	1,479,128
7,236	@@	Nexen, Inc.	219,685
28,600	@@	Royal Dutch Petroleum Co.	1,856,140
14,000	@@,L	Suncor Energy, Inc.	662,480
35,400	@@	Total SA ADR	4,136,490

			17,729,812

		Pharmaceuticals: 3.6%
36,800	@@	Novartis AG ADR	1,745,792
76,500		Pfizer, Inc.	2,109,870
60,300	@@,L	Sanofi-Aventis ADR	2,471,697

			6,327,359

		Pipelines: 0.7%
109,400	L	El Paso Corp.	1,260,288

			1,260,288

		Real Estate Investment Trusts: 2.8%
76,900		Equity Office Properties Trust	2,545,390
64,600	L	Equity Residential	2,378,572

			4,923,962

		Retail: 5.0%
38,800		J.C. Penney Co., Inc. Holding Co.	2,040,104
110,700		McDonald’s Corp.	3,071,925
31,100	L	Target Corp.	1,692,151
38,300		Wal-Mart Stores, Inc.	1,846,060

			8,650,240

		Savings and Loans: 1.0%
41,300		Washington Mutual, Inc.	1,680,497

			1,680,497

		Semiconductors: 0.5%
22,100	L	Maxim Integrated Products, Inc.	844,441

			844,441

		Software: 2.1%
143,800		Microsoft Corp.	3,571,992

			3,571,992

		Telecommunications: 11.6%
40,000	L	Alltel Corp.	2,491,200
51,700		AT&T Corp.	984,368
64,900	@	Comverse Technology, Inc.	1,534,885
127,800	@,L	Nextel Communications, Inc.	4,129,218
203,000	@@	Nokia Oyj ADR	3,377,920
760,500	@,@@	Nortel Networks Corp.	1,984,905
100,500		SBC Communications, Inc.	2,386,875
42,100	@@	SES Global SA	633,357
38,100	L	Sprint Corp.	955,929
45,600		Verizon Communications, Inc.	1,575,480

			20,054,137

		Total Common Stock (Cost $157,339,203)	168,623,360

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 2.3%
	U.S. Government Obligations: 2.3%
$4,095,000	Federal Home Loan Bank, 2.550%, due 07/01/05	$4,094,710

	Total Short-Term Investments (Cost $4,095,000)	4,094,710

Total Investments In Securities (Cost $161,434,203)*	99.6%	$172,718,070
Other Assets and Liabilities-Net	0.4	631,540

Net Assets	100.0%	$173,349,610

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $162,701,446. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,102,820
Gross Unrealized Depreciation	(4,086,195)

Net Unrealized Appreciation	$10,016,625

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 91.7%
		Advertising: 0.2%
13,500	@,L	Interpublic Group of Cos., Inc.	$164,430
5,851		Omnicom Group, Inc.	467,261

			631,691

		Aerospace/ Defense: 1.8%
26,437		Boeing Co.	1,744,843
6,393		General Dynamics Corp.	700,289
3,844		Goodrich Corp.	157,450
3,785	L	L-3 Communications Holdings, Inc.	289,855
12,932		Lockheed Martin Corp.	838,899
11,475		Northrop Grumman Corp.	633,994
14,462		Raytheon Co.	565,753
5,698		Rockwell Collins, Inc.	271,681
32,746		United Technologies Corp.	1,681,507

			6,884,271

		Agriculture: 1.4%
66,207		Altria Group, Inc.	4,280,945
8,582		Monsanto Co.	539,550
3,731	L	Reynolds American, Inc.	294,003
5,291	L	UST, Inc.	241,587

			5,356,085

		Airlines: 0.1%
4,468	@,L	Delta Air Lines, Inc.	16,800
23,467	L	Southwest Airlines Co.	326,895

			343,695

		Apparel: 0.4%
12,160	@	Coach, Inc.	408,211
3,886		Jones Apparel Group, Inc.	120,621
3,463	L	Liz Claiborne, Inc.	137,689
7,325	L	Nike, Inc.	634,345
1,761	L	Reebok Intl., Ltd.	73,663
3,176		VF Corp.	181,731

			1,556,260

		Auto Manufacturers: 0.4%
58,848		Ford Motor Co.	602,604
18,011	L	General Motors Corp.	612,374
2,100	@	Navistar Intl. Corp.	67,200
5,532	L	PACCAR, Inc.	376,176

			1,658,354

		Auto Parts and Equipment: 0.2%
2,050	L	Cooper Tire & Rubber Co.	38,069
4,774	L	Dana Corp.	71,658
17,866		Delphi Corp.	83,077
5,612	@,L	Goodyear Tire & Rubber Co.	83,619
6,082		Johnson Controls, Inc.	342,598
4,127		Visteon Corp.	24,886

			643,907

		Banks: 5.9%
11,310	L	AmSouth Bancorp	294,060
128,604		Bank of America Corp.	5,865,628
17,478		BB&T Corp.	698,596
5,409		Comerica, Inc.	312,640
3,950		Compass Bancshares, Inc.	177,750
16,584		Fifth Third Bancorp	683,427
3,914		First Horizon National Corp	165,171
7,387	L	Huntington Bancshares, Inc.	178,322
12,967	L	KeyCorp	429,856
3,126		M & T Bank Corp.	328,730
6,791	L	Marshall & Ilsley Corp.	301,860
13,500		Mellon Financial Corp.	387,315
18,947	L	National City Corp.	646,472
15,258		North Fork Bancorporation, Inc.	428,597
6,478		Northern Trust Corp.	295,332
8,993		PNC Financial Services Group, Inc.	489,759
14,829	L	Regions Financial Corp.	502,407
10,649		State Street Corp.	513,814
10,835		SunTrust Banks, Inc.	782,720
9,926	L	Synovus Financial Corp.	284,578
24,829		The Bank of New York Co., Inc.	714,579
58,588		U.S. Bancorp	1,710,770
50,411		Wachovia Corp.	2,500,386
54,026		Wells Fargo & Co.	3,326,921
2,878		Zions Bancorporation	211,619

			22,231,309

		Beverages: 2.1%
24,760		Anheuser-Busch Cos., Inc.	1,132,770
2,875		Brown-Forman Corp.	173,823
72,352		Coca-Cola Co.	3,020,696
11,252	L	Coca-Cola Enterprises, Inc.	247,657
2,543	L	Molson Coors Brewing Co.	157,666
6,307		Pepsi Bottling Group, Inc.	180,443
53,494		PepsiCo, Inc.	2,884,931

			7,797,986

		Biotechnology: 1.0%
39,589	@	Amgen, Inc.	2,393,551
11,020	@,L	Biogen IDEC, Inc.	379,639
4,695	@,L	Chiron Corp.	163,809
8,091	@,L	Genzyme Corp.	486,188
7,951	@	Medimmune, Inc.	212,451
1,599	@,L	Millipore Corp.	90,711

			3,726,349

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Building Materials: 0.2%
5,747		American Standard Cos., Inc.	$240,914
13,874		Masco Corp.	440,639
3,260	L	Vulcan Materials Co.	211,867

			893,420

		Chemicals: 1.4%
7,265		Air Products & Chemicals, Inc.	438,080
2,119	@,L	Ashland, Inc.	152,293
30,733		Dow Chemical Co.	1,368,540
31,788		E.I. du Pont EI de Nemours & Co.	1,367,202
2,563		Eastman Chemical Co.	141,349
7,035		Ecolab, Inc.	227,653
3,873		Engelhard Corp.	110,574
1,646		Great Lakes Chemical Corp.	51,800
3,576	@,L	Hercules, Inc.	50,600
2,843		International Flavors & Fragrances, Inc.	102,973
5,499		PPG Industries, Inc.	345,117
10,273		Praxair, Inc.	478,722
6,205	L	Rohm & Haas Co.	287,540
4,026		Sherwin-Williams Co.	189,584
2,177	L	Sigma-Aldrich Corp.	121,999

			5,434,026

		Commercial Services: 0.8%
5,271	@,L	Apollo Group, Inc.	412,298
33,607		Cendant Corp.	751,788
4,527	@	Convergys Corp.	64,374
4,161		Equifax, Inc.	148,589
5,269		H&R Block, Inc.	307,446
9,416		McKesson Corp.	421,743
8,844	L	Moody’s Corp.	397,626
11,335		Paychex, Inc.	368,841
6,867	L	R.R. Donnelley & Sons Co.	236,980
5,149	L	Robert Half Intl., Inc.	128,571

			3,238,256

		Computers: 3.6%
4,027	@,L	Affiliated Computer Services, Inc.	205,780
26,364	@	Apple Computer, Inc.	970,459
5,899	@	Computer Sciences Corp.	257,786
77,431	@	Dell, Inc.	3,059,299
16,490	L	Electronic Data Systems Corp.	317,433
76,652	@	EMC Corp.	1,050,899
9,549	@	Gateway, Inc.	31,512
92,294		Hewlett-Packard Co.	2,169,832
51,590		International Business Machines Corp.	3,827,978
4,016	@	Lexmark Intl., Inc.	260,357
5,956	@	NCR Corp.	209,175
11,646	@,L	Network Appliance, Inc.	329,232
107,669	@	Sun Microsystems, Inc.	401,605
9,222	@	Sungard Data Systems, Inc.	324,338
10,759	@	Unisys Corp.	68,104

			13,483,789

		Cosmetics/ Personal Care: 1.9%
2,711		Alberto-Culver Co.	117,468
15,023		Avon Products, Inc.	568,621
16,745		Colgate-Palmolive Co.	835,743
31,904		Gillette Co.	1,615,299
79,145	L	Procter & Gamble Co.	4,174,898

			7,312,029

		Distribution/ Wholesale: 0.1%
5,547	L	Genuine Parts Co.	227,926
2,675		W.W. Grainger, Inc.	146,563

			374,489

		Diversified Financial Services: 7.4%
37,394		American Express Co.	1,990,484
3,627		Bear Stearns Cos., Inc.	376,990
8,085		Capital One Financial Corp.	646,881
36,568		Charles Schwab Corp.	412,487
6,720		CIT Group, Inc.	288,758
166,336		Citigroup, Inc.	7,689,714
18,806		Countrywide Financial Corp.	726,100
11,817	@,L	E*TRADE Financial Corp.	165,320
30,972	L	Fannie Mae	1,808,765
3,014	L	Federated Investors, Inc.	90,450
6,294		Franklin Resources, Inc.	484,512
22,071		Freddie Mac	1,439,691
14,143	L	Goldman Sachs Group, Inc.	1,442,869
112,526		J.P. Morgan Chase & Co.	3,974,419
7,552		Janus Capital Group, Inc.	113,582
8,821		Lehman Brothers Holdings, Inc.	875,749
40,728		MBNA Corp.	1,065,444
30,249		Merrill Lynch & Co., Inc.	1,663,997
35,041		Morgan Stanley	1,838,601
9,334	@,L	Providian Financial Corp.	164,558
13,403	L	SLM Corp.	680,872
3,955		T. Rowe Price Group, Inc.	247,583

			28,187,826

		Electric: 3.0%
20,693	@	AES Corp.	338,951
5,166	@	Allegheny Energy, Inc.	130,287
6,519	L	Ameren Corp.	360,501
12,203	L	American Electric Power Co., Inc.	449,925
17,017	@,L	Calpine Corp.	57,858
9,211	L	CenterPoint Energy, Inc.	121,677
6,328	L	Cinergy Corp.	283,621
6,872	@,L	CMS Energy Corp.	103,492
7,720	L	Consolidated Edison, Inc.	361,605
5,642		Constellation Energy Group, Inc.	325,487
10,875		Dominion Resources, Inc.	798,116
5,559	L	DTE Energy Co.	259,994
29,648	L	Duke Energy Corp.	881,435
10,402		Edison Intl.	421,801
6,816		Entergy Corp.	514,949
21,373		Exelon Corp.	1,097,075
10,491		FirstEnergy Corp.	504,722
12,456		FPL Group, Inc.	523,899
8,656	L	NiSource, Inc.	214,063
11,828		PG&E Corp.	444,023
3,091	L	Pinnacle West Capital Corp.	137,395
6,004		PPL Corp.	356,518
7,876		Progress Energy, Inc.	356,310
7,585	L	Public Service Enterprise Group, Inc.	461,320
23,801	L	Southern Co.	825,181
6,571	L	TECO Energy, Inc.	124,258
7,634		TXU Corp.	634,309
12,777		Xcel Energy, Inc.	249,407

			11,338,179

		Electrical Components and Equipment: 0.3%
5,731	L	American Power Conversion Corp.	135,194
13,354		Emerson Electric Co.	836,361
5,320		Molex, Inc.	138,533

			1,110,088

		Electronics: 0.5%
13,797	@	Agilent Technologies, Inc.	317,606
6,243		Applera Corp. — Applied Biosystems Group	122,800
3,865	@,L	Fisher Scientific Intl., Inc.	250,839
5,850	@	Jabil Circuit, Inc.	179,771
3,810		Parker Hannifin Corp.	236,258

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Electronics (continued)
4,119		PerkinElmer, Inc.	$77,849
16,659	@	Sanmina-SCI Corp.	91,125
30,937	@,L	Solectron Corp.	117,251
7,709	L	Symbol Technologies, Inc.	76,088
2,844		Tektronix, Inc.	66,180
5,098	@	Thermo Electron Corp.	136,983
3,861	@	Waters Corp.	143,513

			1,816,263

		Engineering and Construction: 0.0%
2,704	L	Fluor Corp.	155,723

			155,723

		Entertainment: 0.1%
10,995	L	International Game Technology	309,509

			309,509

		Environmental Control: 0.1%
8,662	@,L	Allied Waste Industries, Inc.	68,690
18,106		Waste Management, Inc.	513,124

			581,814

		Food: 1.6%
11,745	L	Albertson’s, Inc.	242,887
19,845		Archer-Daniels-Midland Co.	424,286
10,380		Campbell Soup Co.	319,393
16,426		ConAgra Foods, Inc.	380,426
11,842		General Mills, Inc.	554,087
11,156		H.J. Heinz Co.	395,146
6,969		Hershey Co.	432,775
11,170		Kellogg Co.	496,395
23,332	@	Kroger Co.	444,008
4,328		McCormick & Co., Inc.	141,439
14,241	L	Safeway, Inc.	321,704
25,174		Sara Lee Corp.	498,697
4,285		SUPERVALU, Inc.	139,734
20,289		Sysco Corp.	734,258
6,223		Wm. Wrigley Jr. Co.	428,391

			5,953,626

		Forest Products and Paper: 0.4%
8,264		Georgia-Pacific Corp.	262,795
15,637		International Paper Co.	472,394
3,538		Louisiana-Pacific Corp.	86,964
5,868		MeadWestvaco Corp.	164,539
3,971	L	Temple-Inland, Inc.	147,523
7,835		Weyerhaeuser Co.	498,697

			1,632,912

		Gas: 0.2%
5,515		KeySpan Corp.	224,461
1,423		Nicor, Inc.	58,585
1,205	L	Peoples Energy Corp.	52,369
7,597		Sempra Energy	313,832

			649,247

		Hand/ Machine Tools: 0.1%
2,572		Black & Decker Corp.	231,094
1,849		Snap-On, Inc.	63,421
2,407	L	Stanley Works	109,615

			404,130

		Healthcare — Products: 3.4%
1,720	L	Bausch & Lomb, Inc.	142,760
19,771		Baxter Intl., Inc.	733,504
8,057		Becton Dickinson & Co.	422,751
8,048	L	Biomet, Inc.	278,783
23,996	@	Boston Scientific Corp.	647,892
3,336		C.R. Bard, Inc.	221,877
10,382		Guidant Corp.	698,709
95,065		Johnson & Johnson	6,179,225
38,678		Medtronic, Inc.	2,003,134
11,506	@	St. Jude Medical, Inc.	501,777
11,958	L	Stryker Corp.	568,722
7,838	@,L	Zimmer Holdings, Inc.	597,020

			12,996,154

		Healthcare — Services: 1.6%
9,282		Aetna, Inc.	768,735
13,411	L	HCA, Inc.	760,001
7,757	L	Health Management Associates, Inc.	203,078
5,148	@	Humana, Inc.	204,582
4,300	@	Laboratory Corp. of America Holdings	214,570
2,772	L	Manor Care, Inc.	110,132
5,816		Quest Diagnostics, Inc.	309,818
14,903	@,L	Tenet Healthcare Corp.	182,413
40,474		UnitedHealth Group, Inc.	2,110,314
19,584	@	WellPoint, Inc.	1,363,830

			6,227,473

		Home Builders: 0.2%
4,042		Centex Corp.	285,648
2,612	L	KB Home	199,113
3,757		Pulte Homes, Inc.	316,527

			801,288

		Home Furnishings: 0.1%
6,101		Leggett & Platt, Inc.	162,165
2,514		Maytag Corp.	39,369
2,122	L	Whirlpool Corp.	148,773

			350,307

		Household Products/ Wares: 0.5%
3,248		Avery Dennison Corp.	172,014
4,892		Clorox Co.	272,582
4,628		Fortune Brands, Inc.	410,967
15,337		Kimberly-Clark Corp.	959,943

			1,815,506

		Housewares: 0.1%
8,748	L	Newell Rubbermaid, Inc.	208,552

			208,552

		Insurance: 4.3%
9,081	@@	ACE Ltd.	407,283
15,991		AFLAC, Inc.	692,090
21,358		Allstate Corp.	1,276,141
3,476		Ambac Financial Group, Inc.	242,486
83,026		American Intl. Group, Inc.	4,823,810
10,082	L	Aon Corp.	252,453
6,271		Chubb Corp.	536,860
4,161		CIGNA Corp.	445,352
5,339		Cincinnati Financial Corp.	211,211
9,439		Hartford Financial Services Group, Inc.	705,848
4,358	L	Jefferson-Pilot Corp.	219,730
5,580		Lincoln National Corp.	261,814
5,077		Loews Corp.	393,468
17,048		Marsh & McLennan Cos., Inc.	472,230
4,314	L	MBIA, Inc.	255,863
23,341		MetLife, Inc.	1,048,945
2,997	L	MGIC Investment Corp.	195,464
9,376		Principal Financial Group, Inc.	392,854
6,379		Progressive Corp.	630,309
16,698		Prudential Financial, Inc.	1,096,391
4,054		Safeco Corp.	220,294
21,533		St. Paul Travelers Cos., Inc.	851,199
3,329		Torchmark Corp.	173,774

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
9,487	L	UnumProvident Corp.	$173,802
4,449	@@,L	XL Capital Ltd.	331,095

			16,310,766

		Internet: 0.9%
38,832	@,L	eBay, Inc.	1,281,844
3,825	@,L	Monster Worldwide, Inc.	109,701
22,622	@,L	Symantec Corp.	491,802
41,988	@	Yahoo!, Inc.	1,454,885

			3,338,232

		Iron/ Steel: 0.1%
2,835	L	Allegheny Technologies, Inc.	62,540
5,076		Nucor Corp.	231,567
3,646	L	United States Steel Corp.	125,313

			419,420

		Leisure Time: 0.4%
3,105		Brunswick Corp.	134,509
16,800	L	Carnival Corp.	916,440
9,105	L	Harley-Davidson, Inc.	451,608
4,181		Sabre Holdings Corp. — Class A	83,411

			1,585,968

		Lodging: 0.4%
5,787	L	Harrah’s Entertainment, Inc.	417,069
12,277		Hilton Hotels Corp.	292,806
6,381		Marriott Intl., Inc.	435,312
6,914	L	Starwood Hotels & Resorts Worldwide, Inc.	404,953

			1,550,140

		Machinery — Construction and Mining: 0.3%
10,910		Caterpillar, Inc.	1,039,832

			1,039,832

		Machinery — Diversified: 0.2%
1,341	L	Cummins, Inc.	100,052
7,854		Deere & Co.	514,359
5,592		Rockwell Automation, Inc.	272,386

			886,797

		Media: 3.2%
16,322		Clear Channel Communications, Inc.	504,839
70,507	@,L	Comcast Corp.	2,164,565
2,262	L	Dow Jones & Co., Inc.	80,188
7,918		Gannett Co., Inc.	563,207
2,407	L	Knight-Ridder, Inc.	147,645
12,102		McGraw-Hill Cos., Inc.	535,514
1,428		Meredith Corp.	70,058
4,664	L	New York Times Co.	145,284
91,970		News Corp. — Class A	1,488,075
149,808	@	Time Warner, Inc.	2,503,291
9,518	L	Tribune Co.	334,843
9,319	@,L	Univision Communications, Inc.	256,738
51,486		Viacom, Inc.	1,648,582
65,254		Walt Disney Co.	1,643,096

			12,085,925

		Mining: 0.5%
27,793		Alcoa, Inc.	726,231
5,683	L	Freeport-McMoRan Copper & Gold, Inc.	212,772
14,173	L	Newmont Mining Corp.	553,172
3,064		Phelps Dodge Corp.	283,420

			1,775,595

		Miscellaneous Manufacturing: 5.2%
24,642		3M Co.	1,781,617
2,930	L	Cooper Industries Ltd.	187,227
8,788		Danaher Corp.	459,964
6,488		Dover Corp.	236,033
9,155	L	Eastman Kodak Co.	245,812
4,880		Eaton Corp.	292,312
339,130	S	General Electric Co.	11,750,854
27,277		Honeywell Intl., Inc.	999,157
8,748		Illinois Tool Works, Inc.	697,041
5,410	@@	Ingersoll-Rand Co.	386,004
2,934		ITT Industries, Inc.	286,446
3,952	L	Pall Corp.	119,983
4,332		Textron, Inc.	328,582
64,598	@@	Tyco Intl. Ltd.	1,886,261

			19,657,293

		Office/ Business Equipment: 0.2%
7,349		Pitney Bowes, Inc.	320,049
30,522	@,L	Xerox Corp.	420,898

			740,947

		Oil and Gas: 7.0%
2,745		Amerada Hess Corp.	292,370
7,559		Anadarko Petroleum Corp.	620,972
10,481		Apache Corp.	677,073
12,339		Burlington Resources, Inc.	681,606
67,080		ChevronTexaco Corp.	3,751,114
44,508		ConocoPhillips	2,558,765
15,124		Devon Energy Corp.	766,484
7,612		EOG Resources, Inc.	432,362
203,525		Exxon Mobil Corp.	11,696,581
3,717		Kerr-McGee Corp.	283,644
10,572		Marathon Oil Corp.	564,228
4,751	@,@@	Nabors Industries, Ltd.	288,006
4,336	L	Noble Corp.	266,707
12,747		Occidental Petroleum Corp.	980,627
3,437	@,L	Rowan Cos., Inc.	102,113
2,199	L	Sunoco, Inc.	249,982
10,429	@	Transocean, Inc.	562,853
8,707		Unocal Corp.	566,390
8,198		Valero Energy Corp.	648,544
11,516		XTO Energy, Inc.	391,429

			26,381,850

		Oil and Gas Services: 0.9%
10,855		Baker Hughes, Inc.	555,342
5,180		BJ Services Co.	271,846
16,081	L	Halliburton Co.	768,993
5,500	@,L	National-Oilwell, Inc.	261,470
18,806	L	Schlumberger Ltd.	1,428,128

			3,285,779

		Packaging and Containers: 0.1%
3,526		Ball Corp.	126,795
3,426		Bemis Co.	90,926
4,721	@	Pactiv Corp.	101,879
2,650	@,L	Sealed Air Corp.	131,944

			451,544

		Pharmaceuticals: 5.8%
49,678		Abbott Laboratories	2,434,719
4,216	L	Allergan, Inc.	359,372
3,361	L	Amerisourcebergen Corp.	232,413
62,498		Bristol-Myers Squibb Co.	1,561,200
13,702		Cardinal Health, Inc.	788,961
14,566	@	Caremark Rx, Inc.	648,478
36,228	L	Eli Lilly & Co.	2,018,262
4,758	@	Express Scripts, Inc.	237,805
10,864	@	Forest Laboratories, Inc.	422,066
14,460	@	Gilead Sciences, Inc.	636,095
4,966	@	Hospira, Inc.	193,674

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
7,699	@	King Pharmaceuticals, Inc.	$80,224
8,869	@	Medco Health Solutions, Inc.	473,250
70,352		Merck & Co., Inc.	2,166,842
8,583		Mylan Laboratories, Inc.	165,137
237,797		Pfizer, Inc.	6,558,441
47,005		Schering-Plough Corp.	895,915
3,493	@	Watson Pharmaceuticals, Inc.	103,253
42,796		Wyeth	1,904,422

			21,880,529

		Pipelines: 0.2%
10,569	@,L	Dynegy, Inc.	51,365
20,489	L	El Paso Corp.	236,033
3,515	L	Kinder Morgan, Inc.	292,448
18,166		Williams Cos., Inc.	345,155

			925,001

		Real Estate Investment Trusts: 0.6%
3,047	L	Apartment Investment & Management Co.	124,683
6,350		Archstone-Smith Trust	245,237
13,022		Equity Office Properties Trust	431,028
9,182	L	Equity Residential	338,081
5,850	L	Plum Creek Timber Co., Inc.	212,355
5,885	L	ProLogis	236,812
7,071		Simon Property Group, Inc.	512,578

			2,100,774

		Retail: 6.1%
7,200	@,L	Autonation, Inc.	147,744
2,162	@,L	Autozone, Inc.	199,899
9,429	@,L	Bed Bath & Beyond, Inc.	393,944
9,507		Best Buy Co., Inc.	651,705
3,612	@,L	Big Lots, Inc.	47,823
6,095		Circuit City Stores, Inc.	105,383
15,280	L	Costco Wholesale Corp.	684,850
25,918		CVS Corp.	753,436
4,689		Darden Restaurants, Inc.	154,643
2,242		Dillard’s, Inc.	52,508
9,593		Dollar General Corp.	195,313
5,348		Family Dollar Stores	139,583
5,383	L	Federated Department Stores, Inc.	394,466
24,237		Gap, Inc.	478,681
68,613		Home Depot, Inc.	2,669,045
8,422		J.C. Penney Co., Inc. Holding Co.	442,829
10,373	@	Kohl’s Corp.	579,954
12,158		Limited Brands, Inc.	260,424
24,631		Lowe’s Cos., Inc.	1,434,017
9,598		May Department Stores Co.	385,456
40,541		McDonald’s Corp.	1,125,013
3,932	L	Nordstrom, Inc.	267,258
9,954	@	Office Depot, Inc.	227,349
2,234		OfficeMax Inc	66,506
5,033	L	RadioShack Corp.	116,615
3,262	@,L	Sears Holdings Corp.	488,876
23,704		Staples, Inc.	505,369
12,483	@	Starbucks Corp.	644,872
28,254		Target Corp.	1,537,300
4,633	L	Tiffany & Co.	151,777
15,025	L	TJX Cos., Inc.	365,859
7,106	@	Toys “R” Us, Inc.	188,167
106,983		Wal-Mart Stores, Inc.	5,156,580
32,577		Walgreen Co.	1,498,216
3,622	L	Wendy’s Intl., Inc.	172,588
9,305		Yum! Brands, Inc.	484,604

			23,168,652

		Savings and Loans: 0.5%
8,996		Golden West Financial Corp.	579,162
11,670		Sovereign Bancorp, Inc.	260,708
28,030		Washington Mutual, Inc.	1,140,541

			1,980,411

		Semiconductors: 3.0%
12,552	@,L	Advanced Micro Devices, Inc.	217,652
11,875	@,L	Altera Corp.	235,363
11,871		Analog Devices, Inc.	442,907
52,558	L	Applied Materials, Inc.	850,388
9,822	@	Applied Micro Circuits Corp.	25,144
9,289	@,L	Broadcom Corp.	329,852
12,795	@	Freescale Semiconductor, Inc.	270,998
197,397		Intel Corp.	5,144,166
6,259	L	KLA-Tencor Corp.	273,518
9,791	L	Linear Technology Corp.	359,232
12,285	@,L	LSI Logic Corp.	104,300
10,435		Maxim Integrated Products, Inc.	398,721
19,540	@	Micron Technology, Inc.	199,503
11,332		National Semiconductor Corp.	249,644
4,439	@	Novellus Systems, Inc.	109,688
5,301	@,L	Nvidia Corp.	141,643
5,754	@,L	PMC — Sierra, Inc.	53,685
2,907	@	QLogic Corp.	89,739
6,167	@,L	Teradyne, Inc.	73,819
53,170		Texas Instruments, Inc.	1,492,482
11,132	L	Xilinx, Inc.	283,866

			11,346,310

		Software: 4.0%
15,516	L	Adobe Systems, Inc.	444,068
7,302		Autodesk, Inc.	250,970
18,601		Automatic Data Processing, Inc.	780,684
7,063	@	BMC Software, Inc.	126,781
5,396	@,L	Citrix Systems, Inc.	116,877
16,954		Computer Associates Intl., Inc.	465,896
12,326	@	Compuware Corp.	88,624
9,803	@	Electronic Arts, Inc.	554,948
24,911		First Data Corp.	999,928
6,153	@	Fiserv, Inc.	264,271
7,384		IMS Health, Inc.	182,902
5,893	@	Intuit, Inc.	265,833
2,703	@,L	Mercury Interactive Corp.	103,687
321,292		Microsoft Corp.	7,980,892
12,085	@,L	Novell, Inc.	74,927
141,394	@	Oracle Corp.	1,866,400
8,612	@	Parametric Technology Corp.	54,945
16,424		Siebel Systems, Inc.	146,174
13,444	@,L	Veritas Software Corp.	328,034

			15,096,841

		Telecommunications: 5.3%
3,691	@,L	ADC Telecommunications Inc	80,353
10,429		Alltel Corp.	649,518
5,122	@,L	Andrew Corp.	65,357
25,496		AT&T Corp.	485,444
15,287	@,L	Avaya, Inc.	127,188
58,566		BellSouth Corp.	1,556,099
4,280	L	CenturyTel, Inc.	148,216
18,228	@	Ciena Corp.	38,097
204,338	@	Cisco Systems, Inc.	3,904,898
10,670	L	Citizens Communications Co.	143,405
6,323	@	Comverse Technology, Inc.	149,539
46,356	@	Corning, Inc.	770,437
46,061	@,L	JDS Uniphase Corp.	70,013
141,223	@,L	Lucent Technologies, Inc.	410,959
78,145		Motorola, Inc.	1,426,928
35,897	@	Nextel Communications, Inc.	1,159,832
52,252		Qualcomm, Inc.	1,724,839
53,282	@	Qwest Communications Intl	197,676
105,615		SBC Communications, Inc.	2,508,355

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
4,865		Scientific-Atlanta, Inc.	$161,859
47,335	L	Sprint Corp.	1,187,635
14,720	@,L	Tellabs, Inc.	128,064
88,490		Verizon Communications, Inc.	3,057,329

			20,152,040

		Textiles: 0.0%
4,786		Cintas Corp.	184,740

			184,740

		Toys/ Games/ Hobbies: 0.1%
5,313		Hasbro, Inc.	110,457
13,280		Mattel, Inc.	243,024

			353,481

		Transportation: 1.3%
12,053		Burlington Northern Santa Fe Corp.	567,455
6,881		CSX Corp.	293,543
9,620		FedEx Corp.	779,316
12,779		Norfolk Southern Corp.	395,638
2,037		Ryder System, Inc.	74,554
8,409		Union Pacific Corp.	544,903
35,656	L	United Parcel Service, Inc.	2,465,970

			5,121,379

		Total Common Stock (Cost $332,683,670)	347,924,759

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 20.9%
		Repurchase Agreement: 7.8%
$29,544,000	S	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $29,546,741 to be received upon repurchase (Collateralized by $30,235,000 various U.S. Government Obligations, 3.000-3.250%, Market value plus accrued interest $30,135,047, due 08/15/05-06/04/08)	$29,544,000

		Total Repurchase Agreement (Cost $29,544,000)	29,544,000

		Securities Lending CollateralCC: 13.1%
49,556,841		The Bank of New York Institutional Cash Reserves Fund	49,556,841

		Total Securities Lending Collateral (Cost $49,556,841)	49,556,841

		Total Short-Term Investments (Cost $79,100,841)	79,100,841

Total Investments In Securities (Cost $411,784,511)*	112.6%	$427,025,600
Other Assets and Liabilities-Net	(12.6)	(47,749,826)

Net Assets	100.0%	$379,275,774

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $411,960,747. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,337,624
Gross Unrealized Depreciation	(19,272,771)

Net Unrealized Appreciation	$15,064,853

Information concerning open futures contracts for the ING Stock Index Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss

S&P 500 Future	104	$31,083,000	09/15/05	$(211,399)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 69.4%
		Aerospace/Defense: 1.2%
400,000	L	Lockheed Martin Corp.	$25,948,000

			25,948,000

		Agriculture: 2.0%
507,000		Altria Group, Inc.	32,782,620
352,000	L	Loews Corp.	11,728,640

			44,511,260

		Auto Manufacturers: 0.3%
325,000	@	General Motors Corp.	6,032,000

			6,032,000

		Banks: 0.3%
240,000	@,@@	Royal Bank of Scotland Group PLC	7,229,156

			7,229,156

		Beverages: 0.9%
490,000		Coca-Cola Co.	20,457,500

			20,457,500

		Chemicals: 3.3%
412,000		E.I. du Pont de Nemours & Co.	17,720,120
376,000		Great Lakes Chemical Corp.	11,832,720
350,000	@,@@	Octel Corp.	6,300,000
396,000	@,@@, L	Potash Corp. of Saskatchewan	37,849,680

			73,702,520

		Commercial Services: 0.8%
750,200	@	Petrie Stores Corp.	318,835
1,262,000		ServiceMaster Co.	16,910,800

			17,229,635

		Computers: 0.6%
599,000		Hewlett-Packard Co.	14,082,490

			14,082,490

		Diversified Financial Services: 1.9%
2,290,000	L	Charles Schwab Corp.	25,831,200
177,000	L	Lehman Brothers Holdings, Inc.	17,572,560

			43,403,760

		Electric: 5.3%
1,119,000	L	Duke Energy Corp.	33,267,870
140,000	L	Exelon Corp.	7,186,200
593,925	L	FirstEnergy Corp.	28,573,732
606,400	L	NiSource, Inc.	14,996,272
159,000	L	Pinnacle West Capital Corp.	7,067,550
226,000	L	TXU Corp.	18,778,340
291,000	L	Unisource Energy Corp.	8,948,250

			118,818,214

		Environmental Control: 0.5%
391,000		Waste Management, Inc.	11,080,940

			11,080,940

		Food: 1.2%
575,000		General Mills, Inc.	26,904,250

			26,904,250

		Forest Products and Paper: 1.7%
256,000	L	Bowater, Inc.	8,286,720
340,000		International Paper Co.	10,271,400
375,000		Potlatch Corp.	19,623,750

			38,181,870

		Healthcare — Products: 1.7%
446,000		Baxter Intl., Inc.	16,546,600
800,000	@	Boston Scientific Corp.	21,600,000

			38,146,600

		Household Products/Wares: 0.9%
223,000	L	Fortune Brands, Inc.	19,802,400

			19,802,400

		Housewares: 1.1%
1,063,000	L	Newell Rubbermaid, Inc.	25,341,920

			25,341,920

		Insurance: 9.4%
580,000		American Intl. Group, Inc.	33,697,999
605,000	I,L	Assurant, Inc.	21,840,500
705,000		Genworth Financial, Inc.	21,312,150
125,200	L	Hartford Financial Services Group, Inc.	9,362,456
272,000		Loews Corp.	21,080,000
1,177,000		Marsh & McLennan Cos., Inc.	32,602,900
316,000		Prudential Financial, Inc.	20,748,560
488,000		Safeco Corp.	26,517,920
277,000		St. Paul Travelers Cos., Inc.	10,949,810
25,500	L	White Mountains Insurance Group Ltd.	16,087,950

			214,200,245

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Iron/Steel: 0.5%
236,000		Nucor Corp.	$10,766,320

			10,766,320

		Lodging: 0.4%
131,000	L	Marriott Intl., Inc.	8,936,820

			8,936,820

		Machinery — Diversified: 1.0%
332,000		Deere & Co.	21,742,680

			21,742,680

		Media: 4.5%
714,000	@,L	Comcast Corp.	21,919,800
308,000	L	Meredith Corp.	15,110,480
205,000	L	New York Times Co.	6,385,750
1,741,000	@	Time Warner, Inc.	29,092,110
317,000		Walt Disney Co.	7,982,060
25,300	L	Washington Post Co.	21,126,259

			101,616,459

		Mining: 2.6%
211,000		Alcoa, Inc.	5,513,430
1,049,800	L	Newmont Mining Corp.	40,973,694
381,718	@@,L	Teck Cominco Ltd	12,882,983

			59,370,107

		Miscellaneous Manufacturing: 1.5%
371,000	L	Honeywell Intl., Inc.	13,589,730
665,000	@@,L	Tyco Intl. Ltd.	19,418,000

			33,007,730

		Oil and Gas: 5.7%
359,000	L	Amerada Hess Corp.	38,237,090
257,820		ChevronTexaco Corp.	14,417,294
216,940		Devon Energy Corp.	10,994,519
185,000	@@	Imperial Oil Ltd.	15,412,350
548,000	L	Murphy Oil Corp.	28,622,040
318,000	@@	Royal Dutch Petroleum Co.	20,638,200

			128,321,493

		Oil and Gas Services: 1.0%
463,000	L	Baker Hughes, Inc.	23,687,080

			23,687,080

		Pharmaceuticals: 5.6%
414,282	L	AmerisourceBergen Corp.	28,647,600
476,000		Bristol-Myers Squibb Co.	11,890,480
388,000		Cardinal Health, Inc.	22,341,040
737,000		Merck & Co., Inc.	22,699,600
690,000		Schering-Plough Corp.	13,151,400
619,000		Wyeth	27,545,500

			126,275,620

		Retail: 2.1%
708,000		CVS Corp.	20,581,560
449,000		Home Depot, Inc.	17,466,100
428,000	L	RadioShack Corp.	9,916,760

			47,964,420

		Semiconductors: 2.3%
618,000		Intel Corp.	16,105,080
209,000	L	KLA-Tencor Corp.	9,133,300
938,000	L	Texas Instruments, Inc.	26,329,660

			51,568,040

		Software: 3.4%
698,000		First Data Corp.	28,017,720
1,978,000		Microsoft Corp.	49,133,520

			77,151,240

		Telecommunications: 2.8%
3,929,500	@,L	Qwest Communications Intl., Inc.	14,578,445
852,000	L	Sprint Corp.	21,376,680
205,200	@@	TELUS Corp.	7,165,267
598,000		Verizon Communications, Inc.	20,660,900

			63,781,292

		Toys/Games/Hobbies: 0.5%
586,000	L	Hasbro, Inc.	12,182,940

			12,182,940

		Transportation: 2.4%
340,000		Burlington Northern Santa Fe Corp.	16,007,200
375,000	L	CSX Corp.	15,997,500
590,000	L	Ryder System, Inc.	21,594,000

			53,598,700

		Total Common Stock (Cost $1,186,813,850)	1,565,043,701

PREFERRED STOCK: 5.9%
		Auto Manufacturers: 1.4%
213,000		Ford Motor Co. Capital Trust II	8,590,290
968,700		General Motors Corp.	23,558,784

			32,149,074

		Electric: 0.6%
4,015		Entergy Gulf States, Inc.	210,045
12,000	I	NRG Energy, Inc.	13,180,500

			13,390,545

		Environmental Control: 0.1%
10,300		Allied Waste Industries, Inc.	2,571,138

			2,571,138

		Healthcare — Products: 0.2%
89,000		Baxter Intl., Inc.	4,920,810

			4,920,810

		Housewares: 0.8%
429,300	@	Newell Financial Trust I	18,835,538

			18,835,538

		Insurance: 1.7%
3,500	@@,#, I	Fortis Insurance	3,845,625
326,000		Genworth Financial, Inc.	11,198,100
280,000	@@	Scottish Re Group Ltd.	7,940,800
550,000		Travelers Property Casualty Corp.	12,308,999

			35,293,524

		Oil and Gas: 0.5%
135,000		Ameranda Hess Corp.	12,370,050

			12,370,050

		Packaging and Containers: 0.2%
120,000		Owens-Illinois, Inc.	4,862,400

			4,862,400

		Pharmaceuticals: 0.4%
168,000	L	Schering-Plough Corp.	8,564,640

			8,564,640

		Total Preferred Stock (Cost $120,802,958)	132,957,719

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 12.5%
		Airlines: 0.3%
$17,190,000	#,I,L	Delta Air Lines, Inc., 2.875%, due 02/18/24	$5,801,625
2,200,000		Delta Air Lines, Inc., 8.000%, due 06/03/23	803,000

			6,604,625

		Biotechnology: 0.3%
7,975,000	#,I	Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,616,125

			7,616,125

		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	4,841,095

			4,841,095

		Diversified Financial Services: 0.3%
6,750,000	#,I	CapitalSource, Inc., 3.500%, due 07/15/34	6,142,500

			6,142,500

		Electronics: 0.6%
11,240,000	L	Agilent Technologies, Inc., 3.000%, due 12/01/21	11,141,650
1,200,000		Oak Industries, Inc., 4.875%, due 03/01/08	1,290,000

			12,431,650

		Food: 0.9%
29,500,000		General Mills, Inc., 2.000%, due 10/28/22	20,945,000

			20,945,000

		Forest Products and Paper: 1.1%
45,775,000	L	International Paper Co., 5.050%, due 06/20/21	25,176,250

			25,176,250

		Insurance: 0.8%
3,823,000	L	American Intl. Group Inc, 1.830%, due 11/09/31	2,566,189
3,600,000		Radian Group, Inc., 2.250%, due 01/01/22	3,600,000
698,000	@@	Scottish Re Group Ltd., 4.500%, due 12/01/22	825,385
7,400,000		Selective Insurance Group, 1.616%, due 09/24/32	4,847,000
7,828,000		USF&G Corp., 4.840%, due 03/03/09	6,565,735

			18,404,309

		Media: 2.6%
33,200,000		Liberty Media Corp., 0.750%, due 03/30/23	35,192,000
28,448,000	L	Liberty Media Corp., 3.250%, due 03/15/31	21,904,960

			57,096,960

		Miscellaneous Manufacturing: 0.4%
4,400,000	@@,#, I,L	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,698,000
2,200,000	@@,#, I	Tyco Intl. Group SA, 3.125%, due 01/15/23	3,052,500

			8,750,500

		Oil and Gas Services: 0.7%
4,090,000	L	Schlumberger Ltd., 1.500%, due 06/01/23	4,713,725
9,954,000	L	Schlumberger Ltd., 2.125%, due 06/01/23	11,223,135

			15,936,860

		Pharmaceuticals: 1.5%
830,000	#,I	Atherogenics, Inc., 1.500%, due 02/01/12	660,888
8,100,000	L	King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,745,625
36,750,000	#,I,L	Roche Holdings, Inc., 2.310%, due 07/25/21	25,445,700

			33,852,213

		Real Estate Investment Trusts: 0.6%
12,640,000	#,I	Host Marriott LP, 3.250%, due 04/15/24	14,077,800

			14,077,800

		Retail: 0.1%
1,550,000		Lowe’s Cos, Inc., 0.240%, due 02/16/21	1,491,875

			1,491,875

		Software: 0.3%
9,117,000	#,I	Red Hat, Inc., 0.500%, due 01/15/24	7,715,261

			7,715,261

		Telecommunications: 1.8%
18,600,000	L	Corning, Inc., 2.220%, due 11/08/15	14,787,000
5,800,000		Crown Castle Intl. Corp., 4.000%, due 07/15/10	11,969,750
12,800,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31	13,216,000

			39,972,750

		Total Convertible Corporate Bonds (Cost $281,004,402)	281,055,773

CORPORATE BONDS/NOTES: 1.0%
		Diversified Financial Services: 0.8%
20,000,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	17,923,400

			17,923,400

		Media: 0.2%
2,950,000	L	XM Satellite Radio, Inc., 14.000%, due 12/31/09	3,060,625
2,112,000		XM Satellite Radio, Inc., 12.000%, due 06/15/10	2,386,560

			5,447,185

		Total Corporate Bonds/Notes (Cost $22,219,633)	23,370,585

		Total Long-Term Investments (Cost $1,610,840,843)	2,002,427,778

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 17.4%
	Securities Lending CollateralCC: 17.4%
$392,489,020	The Bank of New York Institutional Cash Reserves Fund	$392,489,020

	Total Short-Term Investments (Cost $392,489,020)	392,498,020

Total Investments In Securities (Cost $2,003,329,863)*	106.2%	$2,394,916,798
Other Assets and Liabilities-Net	(6.2)	(140,183,240)

Net Assets	100.0%	$2,254,733,558

@	Non-income producing security
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $2,004,411,246. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$464,498,525
Gross Unrealized Depreciation	(73,992,973)

Net Unrealized Appreciation	$390,505,552

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 95.0%
		Aerospace/Defense: 2.5%
170,000		Lockheed Martin Corp.	$11,027,900
241,600		Raytheon Co.	9,451,392
140,200		Rockwell Collins, Inc.	6,684,736

			27,164,028

		Agriculture: 0.9%
55,600		Altria Group, Inc.	3,595,096
133,700		UST, Inc.	6,104,742

			9,699,838

		Auto Manufacturers: 0.2%
70,000	L	General Motors Corp.	2,380,000

			2,380,000

		Banks: 6.1%
311,238		Bank of America Corp.	14,195,565
74,000	@@,L	Bank of Ireland ADR	4,839,600
363,000		Mellon Financial Corp.	10,414,470
72,700		Mercantile Bankshares Corp.	3,746,231
119,900	L	National City Corp.	4,090,988
79,800		Northern Trust Corp.	3,638,082
209,600		State Street Corp.	10,113,200
127,200		SunTrust Banks, Inc.	9,188,928
74,200	L	Wells Fargo & Co.	4,569,236
52,100		Wilmington Trust Corp.	1,876,121

			66,672,421

		Beverages: 2.5%
292,800	L	Anheuser-Busch Cos., Inc.	13,395,600
340,000		Coca-Cola Co.	14,195,000

			27,590,600

		Biotechnology: 0.7%
276,500	@	MedImmune, Inc.	7,388,080

			7,388,080

		Building Materials: 0.6%
99,100	L	Vulcan Materials Co.	6,440,509

			6,440,509

		Chemicals: 1.7%
13,500		Dow Chemical Co.	601,155
167,600		E.I. du Pont de Nemours & Co.	7,208,476
100,000		Great Lakes Chemical Corp.	3,147,000
229,500	@,L	Hercules, Inc.	3,247,425
135,300		International Flavors & Fragrances, Inc.	4,900,566

			19,104,622

		Commercial Services: 0.4%
213,500		Cendant Corp.	4,775,995

			4,775,995

		Computers: 2.3%
623,338		Hewlett-Packard Co.	14,654,676
134,000		International Business Machines Corp.	9,942,800

			24,597,476

		Cosmetics/Personal Care: 1.2%
265,800		Colgate-Palmolive Co.	13,266,078

			13,266,078

		Distribution/Wholesale: 0.6%
167,400	L	Genuine Parts Co.	6,878,466

			6,878,466

		Diversified Financial Services: 6.1%
113,400		American Express Co.	6,036,282
915,600	L	Charles Schwab Corp.	10,327,968
122,966	L	Citigroup, Inc.	5,684,718
113,100		Fannie Mae	6,605,040
616,444		J.P. Morgan Chase & Co.	21,772,802
140,300		Janus Capital Group, Inc.	2,110,112
279,000		Morgan Stanley	14,639,130

			67,176,052

		Electric: 5.3%
140,500		Constellation Energy Group, Inc.	8,105,445
411,400	L	Duke Energy Corp.	12,230,922
134,900		FirstEnergy Corp.	6,490,039
489,100	L	NiSource, Inc.	12,095,443
195,300		Progress Energy, Inc.	8,835,372
141,500	L	TECO Energy, Inc.	2,675,765
364,700		Xcel Energy, Inc.	7,118,944

			57,551,930

		Electrical Components and Equipment: 0.3%
59,200		Emerson Electric Co.	3,707,696

			3,707,696

		Electronics: 0.2%
111,500	@	Agilent Technologies, Inc.	2,566,730

			2,566,730

		Environmental Control: 0.8%
297,100		Waste Management, Inc.	8,419,814

			8,419,814

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Food: 2.3%
279,200		Campbell Soup Co.	$8,590,984
168,700		ConAgra Foods, Inc.	3,907,092
171,000		General Mills, Inc.	8,001,090
77,600	@@	Unilever NV	5,027,789

			25,526,955

		Forest Products and Paper: 1.5%
393,693	L	International Paper Co.	11,893,466
176,200	L	MeadWestvaco Corp.	4,940,648

			16,834,114

		Healthcare — Products: 2.6%
240,700		Baxter Intl., Inc.	8,929,970
210,900	@	Boston Scientific Corp.	5,694,300
212,500		Johnson & Johnson	13,812,500

			28,436,770

		Home Furnishings: 0.8%
152,200	@@	Sony Corp. ADR	5,241,768
56,400	L	Whirlpool Corp.	3,954,204

			9,195,972

		Household Products/Wares: 2.1%
94,600		Avery Dennison Corp.	5,010,016
14,200		Clorox Co.	791,224
101,500		Fortune Brands, Inc.	9,013,200
126,400		Kimberly-Clark Corp.	7,911,376

			22,725,816

		Housewares: 1.0%
448,900	L	Newell Rubbermaid, Inc.	10,701,776

			10,701,776

		Insurance: 5.9%
139,100		American Intl. Group, Inc.	8,081,710
90,400		Chubb Corp.	7,739,144
184,877		Lincoln National Corp.	8,674,429
576,400		Marsh & McLennan Cos., Inc.	15,966,280
126,500		Safeco Corp.	6,874,010
232,692		St. Paul Travelers Cos., Inc.	9,198,315
410,100		UnumProvident Corp.	7,513,032

			64,046,920

		Lodging: 0.3%
126,500		Hilton Hotels Corp.	3,017,025

			3,017,025

		Machinery — Diversified: 0.3%
70,400		Rockwell Automation, Inc.	3,429,184

			3,429,184

		Media: 8.4%
426,443	@,L	Comcast Corp.	13,091,800
255,100	L	Dow Jones & Co., Inc.	9,043,295
74,700	@	Echostar Communications Corp.	2,252,205
85,200	L	Knight-Ridder, Inc.	5,226,168
421,800	L	New York Times Co.	13,139,070
815,400	@,L	Time Warner, Inc.	13,625,334
282,200	L	Tribune Co.	9,927,796
470,900		Viacom, Inc.	15,078,218
398,900	L	Walt Disney Co.	10,044,302

			91,428,188

		Mining: 0.7%
307,300		Alcoa, Inc.	8,029,749

			8,029,749

		Miscellaneous Manufacturing: 5.6%
128,200		Cooper Industries Ltd.	8,191,980
293,800	L	Eastman Kodak Co.	7,888,530
56,200		Eaton Corp.	3,366,380
564,800		General Electric Co.	19,570,320
411,300		Honeywell Intl., Inc.	15,065,919
250,200	L	Pall Corp.	7,596,072

			61,679,201

		Oil and Gas: 8.1%
127,600		Amerada Hess Corp.	13,590,676
98,500		Anadarko Petroleum Corp.	8,091,775
169,524	@@	BP PLC ADR	10,574,907
348,690		ChevronTexaco Corp.	19,498,745
354,924		Exxon Mobil Corp.	20,397,482
253,600	@@	Royal Dutch Petroleum Co.	16,458,640

			88,612,225

		Oil and Gas Services: 0.5%
70,900		Schlumberger Ltd.	5,384,146

			5,384,146

		Pharmaceuticals: 5.2%
171,000		Abbott Laboratories	8,380,710
504,600		Bristol-Myers Squibb Co.	12,604,908
498,100		Merck & Co., Inc.	15,341,480
29,100		Pfizer, Inc.	802,578
370,000		Schering-Plough Corp.	7,052,200
286,400	L	Wyeth	12,744,800

			56,926,676

		Real Estate Investment Trusts: 0.5%
70,300		Simon Property Group, Inc.	5,096,047

			5,096,047

		Retail: 3.2%
169,100		Home Depot, Inc.	6,577,990
163,500		May Department Stores Co.	6,566,160
226,200		McDonald’s Corp.	6,277,050
195,800		RadioShack Corp.	4,536,686
225,000		Wal-Mart Stores, Inc.	10,845,000

			34,802,886

		Semiconductors: 2.2%
209,800		Analog Devices, Inc.	7,827,638
225,000		Intel Corp.	5,863,500
363,100	L	Texas Instruments, Inc.	10,192,217

			23,883,355

		Software: 1.0%
448,900		Microsoft Corp.	11,150,676

			11,150,676

		Telecommunications: 7.6%
194,700		Alltel Corp.	12,125,916
355,780		AT&T Corp.	6,774,051
223,800	@	Cisco Systems, Inc.	4,276,818
639,600	@,L	Lucent Technologies, Inc.	1,861,236
443,700		Motorola, Inc.	8,101,962
423,300	@@,L	Nokia Oyj	7,043,712
1,795,000	@	Qwest Communications Intl., Inc.	6,659,450
392,300		SBC Communications, Inc.	9,317,125
519,500	L	Sprint Corp.	13,034,255
46,200	@@	TELUS Corp.	1,624,392
67,800	@@	TELUS Corp. — Non Voting	2,305,878
297,450		Verizon Communications, Inc.	10,276,898

			83,401,693

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Toys/Games/Hobbies: 0.9%
553,400	L	Mattel, Inc.	$10,127,220

			10,127,220

		Transportation: 1.9%
199,200		Norfolk Southern Corp.	6,167,232
217,600		Union Pacific Corp.	14,100,480

			20,267,712

		Total Common Stock (Cost $954,820,840)	1,040,084,641

PREFERRED STOCK: 0.2%
		Insurance: 0.2%
78,000	@,L	UnumProvident Corp.	2,080,024

		Total Preferred Stock (Cost $1,950,000)	2,080,024

CONVERTIBLE CORPORATE BONDS: 0.2%
		Telecommunications: 0.2%
$2,070,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31	$2,137,275

		Total Convertible Corporate Bonds (Cost $1,635,078)	2,137,275

		Total Long-Term Investments (Cost $958,405,918)	1,044,301,940

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 15.3%
	Securities Lending CollateralCC: 15.3%
$167,510,884	The Bank of New York Institutional Cash Reserves Fund	$167,510,884

	Total Short-Term Investments (Cost $167,510,884)	167,510,884

Total Investments In Securities (Cost $1,125,916,802)*	110.7%	$1,211,812,824
Other Assets and Liabilities-Net	(10.7)	(117,501,970)

Net Assets	100.0%	$1,094,310,854

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,135,470,079. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,804,539
Gross Unrealized Depreciation	(53,461,794)

Net Unrealized Appreciation	$76,342,745

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 61.4%
		Advertising: 0.9%
12,700	L	Omnicom Group, Inc.	$1,014,222

			1,014,222

		Aerospace/ Defense: 1.7%
16,800		Lockheed Martin Corp.	1,089,816
15,200		Northrop Grumman Corp.	839,800

			1,929,616

		Auto Parts and Equipment: 0.8%
1,200		BorgWarner, Inc.	64,391
14,000		Johnson Controls, Inc.	788,620

			853,011

		Banks: 4.7%
20,300		Fifth Third Bancorp	836,563
45,800		Mellon Financial Corp.	1,314,002
15,900	L	PNC Financial Services Group, Inc.	865,914
36,100		Wells Fargo & Co.	2,223,038

			5,239,517

		Biotechnology: 1.0%
17,800	@	Genzyme Corp.	1,069,602
9,500	@	Millennium Pharmaceuticals, Inc.	88,065

			1,157,667

		Building Materials: 2.5%
17,600		Martin Marietta Materials, Inc.	1,216,399
49,100		Masco Corp.	1,559,416

			2,775,815

		Commercial Services: 0.6%
27,000		Cendant Corp.	626,299

			626,299

		Computers: 0.8%
38,800		Hewlett-Packard Co.	912,188

			912,188

		Diversified Financial Services: 7.4%
66,100	L	Citigroup, Inc.	3,055,804
24,700		Freddie Mac	1,611,181
45,900		J.P. Morgan Chase & Co.	1,621,188
37,100		Morgan Stanley	1,946,637

			8,234,810

		Electric: 4.0%
18,300	L	American Electric Power Co., Inc.	674,721
35,100	L	Exelon Corp.	1,801,683
24,600	L	FirstEnergy Corp.	1,183,506
18,200	L	NiSource, Inc.	450,086
14,300		Pepco Holdings, Inc.	342,342

			4,452,338

		Electronics: 0.8%
15,400	@,@@,L	Mettler Toledo Intl., Inc.	717,332
3,900	@	Waters Corp.	144,963

			862,295

		Food: 1.8%
49,800		Albertson’s, Inc.	1,029,864
51,900	@,L	Kroger Co.	987,657

			2,017,521

		Gas: 0.7%
17,300		Sempra Energy	714,663

			714,663

		Healthcare — Products: 2.5%
35,900		Johnson & Johnson	2,333,500
9,400		Medtronic, Inc.	486,826

			2,820,326

		Healthcare — Services: 2.9%
41,260		UnitedHealth Group, Inc.	2,151,296
14,600	@	WellPoint, Inc.	1,016,744

			3,168,040

		Household Products/ Wares: 0.8%
14,400	L	Kimberly-Clark Corp.	901,296

			901,296

		Insurance: 3.0%
13,800		AFLAC, Inc.	597,264
14,000		Allstate Corp.	836,500
20,300		American Intl. Group, Inc.	1,179,430
9,900		Hartford Financial Services Group, Inc.	740,322

			3,353,516

		Internet: 0.8%
35,300	@,L	IAC/ InterActiveCorp	848,965

			848,965

		Leisure Time: 0.5%
10,400	L	Carnival Corp.	567,320

			567,320

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 2.8%
23,400		Clear Channel Communications, Inc.	$723,762
16,700	L	Dex Media, Inc.	407,647
17,900	@,L	DIRECTV Group, Inc.	277,510
67,300	@	Time Warner, Inc.	1,124,583
20,600	@,L	Univision Communications, Inc.	567,530

			3,101,032

		Miscellaneous Manufacturing: 1.2%
17,100		Illinois Tool Works, Inc.	1,362,528

			1,362,528

		Oil and Gas: 2.0%
20,300		Exxon Mobil Corp.	1,166,641
18,800		Marathon Oil Corp.	1,003,356

			2,169,997

		Oil and Gas Services: 0.3%
6,700	L	Baker Hughes, Inc.	342,772

			342,772

		Pharmaceuticals: 5.8%
17,900	L	Allergan, Inc.	1,525,796
23,000		Bristol-Myers Squibb Co.	574,540
8,700	@	Caremark Rx, Inc.	387,324
11,500	@,L	Cephalon, Inc.	457,815
17,600	@	Medco Health Solutions, Inc.	939,136
54,000		Mylan Laboratories, Inc.	1,038,960
33,250		Wyeth	1,479,625

			6,403,196

		Retail: 2.6%
5,600	@	7-Eleven, Inc.	169,344
31,900	L	Costco Wholesale Corp.	1,429,758
12,900	@	Kohl’s Corp.	721,239
22,300	@	Office Depot, Inc.	509,332

			2,829,673

		Semiconductors: 1.0%
37,500	L	Applied Materials, Inc.	606,750
17,300	L	Xilinx, Inc.	441,150

			1,047,900

		Software: 3.4%
88,500		Microsoft Corp.	2,198,340
76,200	@	Oracle Corp.	1,005,840
24,500	@,L	Veritas Software Corp.	597,800

			3,801,980

		Telecommunications: 2.9%
74,000	@	Nextel Communications, Inc.	2,390,940
36,400		SBC Communications, Inc.	864,500

			3,255,440

		Transportation: 1.2%
19,200		Burlington Northern Santa Fe Corp.	903,936
5,400	L	FedEx Corp.	437,454

			1,341,390

		Total Common Stock (Cost $58,997,354)	68,105,333

Shares			Value

INVESTMENT COMPANIES: 7.4%
177,377	(1)	UBS High Yield Relationship Fund	$3,331,806
127,737	(1)	UBS SmallCap Equity Fund	4,929,532

		Total Mutual Funds (Cost $7,400,000)	8,261,338

Principal
Amount			Value

CORPORATE BONDS/NOTES: 3.0%
		Aerospace/ Defense: 0.0%
$30,000	C	General Dynamics Corp., 3.000%, due 05/15/08	$29,112

			29,112

		Agriculture: 0.0%
25,000	L	Altria Group, Inc., 7.750%, due 01/15/27	30,106

			30,106

		Auto Manufacturers: 0.2%
110,000		DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	108,388
70,000		Ford Motor Co., 7.450%, due 07/16/31	58,587

			166,975

		Banks: 0.3%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	34,103
95,000		Bank of America Corp., 7.400%, due 01/15/11	108,850
45,000		Bank One Corp., 7.875%, due 08/01/10	52,081
45,000		Wachovia Bank, 7.800%, due 08/18/10	52,325
50,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	55,216

			302,575

		Beverages: 0.0%
25,000	#,C	Miller Brewing Co., 5.500%, due 08/15/13	25,950

			25,950

		Chemicals: 0.1%
40,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	39,727

			39,727

		Commercial Services: 0.1%
25,000	C	Cendant Corp., 6.250%, due 01/15/08	26,093
30,000	C,L	McKesson Corp., 7.750%, due 02/01/12	34,908

			61,001

		Cosmetics/ Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	39,078

			39,078

		Diversified Financial Services: 1.3%
20,000		American General Finance Corp., 5.375%, due 10/01/12	20,676
30,000	#,C,L	Bombardier Capital, Inc., 6.125%, due 06/29/06	30,300

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$35,000		Capital One Financial Corp., 5.500%, due 06/01/15	$35,875
56,000		Citigroup, Inc., 5.000%, due 09/15/14	57,390
25,000		Citigroup, Inc., 5.625%, due 08/27/12	26,743
50,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	48,581
35,000	C	Credit Suisse First Boston, 6.500%, due 01/15/12	38,951
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	75,577
145,000		Ford Motor Credit Co., 5.800%, due 01/12/09	137,755
240,000		General Electric Capital Corp., 6.000%, due 06/15/12	262,121
30,000	C,L	General Electric Capital Corp., 6.750%, due 03/15/32	37,147
30,000		General Motors Acceptance Corp., 6.125%, due 09/15/06	30,030
155,000	L	General Motors Acceptance Corp., 6.875%, due 09/15/11	143,254
105,000	L	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	117,214
40,000		HSBC Finance Corp., 6.750%, due 05/15/11	44,452
30,000		International Lease Finance Corp., 3.500%, due 04/01/09	28,914
75,000	L	J.P. Morgan Chase & Co., 6.750%, due 02/01/11	83,040
135,000	C,L	Morgan Stanley, 6.750%, due 04/15/11	149,657
30,000	@@,C	Rio Tinto Finance USA Ltd., 2.625%, due 09/30/08	28,590
35,000	L	SLM Corp., 5.625%, due 04/10/07	35,899

			1,432,166

		Electric: 0.2%
14,000	C	American Electric Power Co., Inc., 6.125%, due 05/15/06	14,249
30,000	C	Dominion Resources, Inc., 8.125%, due 06/15/10	34,601
25,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	27,651
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,793
40,000	C,L	TXU Energy Co., 7.000%, due 03/15/13	44,676

			150,970

		Food: 0.2%
45,000		Kraft Foods, Inc., 5.625%, due 11/01/11	47,800
35,000	C,L	Kroger Co., 7.500%, due 04/01/31	42,282
45,000		Safeway, Inc., 3.800%, due 08/15/05	44,971
25,000	C,L	Safeway, Inc., 7.250%, due 02/01/31	29,040

			164,093

		Housewares: 0.0%
30,000	C	Newell Rubbermaid, Inc., 4.000%, due 05/01/10	29,108

			29,108

		Insurance: 0.0%
35,000		Marsh & McLennan Cos., Inc., 6.250%, due 03/15/12	36,992

			36,992

		Leisure Time: 0.0%
40,000	#,C	Harley-Davidson, Inc., 3.625%, due 12/15/08	39,309

			39,309

		Media: 0.1%
45,000	C	AOL Time Warner, Inc., 7.625%, due 04/15/31	56,378
40,000	C	Comcast Cable Communications, Inc., 6.750%, due 01/30/11	44,182
25,000	L	News America, Inc., 6.200%, due 12/15/34	26,328

			126,888

		Multi-National: 0.1%
45,000	@@	European Investment Bank, 4.875%, due 09/06/06	45,597
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	47,144

			92,741

		Office/ Business Equipment: 0.0%
25,000	C,L	Pitney Bowes, Inc., 4.625%, due 10/01/12	25,389

			25,389

		Oil and Gas: 0.1%
60,000	C,L	Devon Financing Corp., 6.875%, due 09/30/11	67,224
25,000	C	Marathon Oil Corp., 6.125%, due 03/15/12	27,248
40,000	C,L	Valero Energy Corp., 7.500%, due 04/15/32	49,532

			144,004

		Pharmaceuticals: 0.0%
35,000	C	Wyeth, 5.500%, due 03/15/13	36,894

			36,894

		Real Estate: 0.0%
25,000	C	EOP Operating LP, 7.250%, due 06/15/28	29,230

			29,230

		Telecommunications: 0.3%
35,000	C	AT&T Corp., 9.750%, due 11/15/31	45,719
25,000	C,L	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	35,149
30,000		BellSouth Corp., 6.550%, due 06/15/34	34,276
25,000	@@,C,L	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	33,955
25,000	C	Motorola, Inc., 7.625%, due 11/15/10	28,638

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Telecommunications (continued)
$30,000	C,L	Sprint Capital Corp., 8.375%, due 03/15/12	$36,132
20,000	@@,C,L	Telecom Italia Capital SA, 5.250%, due 11/15/13	20,338
25,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	29,273
35,000	C	Verizon Global Funding Corp., 6.500%, due 09/15/11	38,114

			301,594

		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	31,128

			31,128

		Total Corporate Bonds/ Notes (Cost $3,288,311)	3,335,030

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
		Federal Home Loan Mortgage Corporation: 3.8%
160,000	L	2.875%, due 12/15/06	157,981
290,000	L	3.875%, due 06/15/08	290,255
360,000	C	3.875%, due 01/12/09	357,173
425,698		4.509%, due 01/01/35	428,453
14,429		5.000%, due 11/01/07	14,634
165,000	C	5.000%, due 01/30/14	165,506
725,000	L	5.125%, due 07/15/12	769,645
715,334		5.500%, due 04/01/18	734,814
202,697		5.500%, due 01/01/19	208,217
338,811		5.500%, due 05/01/20	348,010
280,000		5.625%, due 03/15/11	302,688
73,026		6.000%, due 12/01/17	75,527
167,333		6.000%, due 03/01/29	172,070
33,669		6.500%, due 06/01/29	34,983
200,620		7.000%, due 07/01/32	211,314

			4,271,270

		Federal National Mortgage Association: 7.1%
89,423		4.305%, due 03/01/34	91,034
61,648		4.383%, due 06/01/33	61,987
574,489		4.696%, due 03/01/35	590,431
448,886		4.900%, due 05/01/35	464,665
250,000		5.000%, due 08/15/34	249,531
671,661		5.500%, due 11/01/17	690,165
300,000		5.500%, due 12/01/17	307,641
1,180,000		5.500%, due 07/15/19	1,211,342
340,000		6.000%, due 05/15/08	359,632
82,308		6.000%, due 08/01/17	85,157
57,527		6.000%, due 04/01/18	59,516
814,477		6.000%, due 06/01/23	839,394
100,224		6.000%, due 03/01/29	103,041
317,148		6.000%, due 12/01/29	326,063
710,357		6.000%, due 02/01/35	730,923
300,000		6.250%, due 02/01/11	329,120
247,542		6.500%, due 06/01/17	257,884
353,169		6.500%, due 12/01/28	366,863
35,253		6.500%, due 05/01/30	36,620
257,339		6.500%, due 07/01/31	267,015
345,000		6.625%, due 11/15/30	449,259

			7,877,283

		Government National Mortgage Association: 0.6%
38,494		4.125%, due 12/20/29	39,080
358,981		6.000%, due 07/15/29	371,223
192,917		6.000%, due 01/20/34	199,002
27,303	C	6.500%, due 11/20/30	27,275

			636,580

		Total U.S. Government Agency Obligations (Cost $12,713,107)	12,785,133

U.S. TREASURY OBLIGATIONS: 9.0%
		U.S. Treasury Bonds: 0.6%
50,000	L	6.250%, due 08/15/23	62,326
40,000	L	6.250%, due 05/15/30	52,114
350,000	L	8.750%, due 05/15/17	502,647

			617,087

		U.S. Treasury Inflation Index: 1.2%
1,175,000		2.000%, due 01/15/14	1,275,047

			1,275,047

		U.S. Treasury Notes: 7.2%
3,605,000	L	3.375%, due 02/28/07	3,590,356
680,000	L	3.625%, due 04/30/07	679,841
2,550,000	L	3.625%, due 01/15/10	2,538,744
815,000	L	3.750%, due 03/31/07	816,496
390,000	L	4.750%, due 05/15/14	413,949

			8,039,386

		Total U.S. Treasury Obligations (Cost $9,869,612)	9,931,520

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
		Automobile Asset-Backed Securities: 0.5%
500,000	C	WFS Financial Owner Trust, 4.840%, due 11/17/12	505,968

			505,968

		Commercial Mortgage-Backed Securities: 1.9%
55,000	#,C	COMM, 3.604%, due 11/15/13	54,542
27,446	#,C	COMM, 3.980%, due 11/15/13	27,454
179,538	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	183,525
200,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	214,041
66,825	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	69,912
327,357	#,C	Four Times Square Trust, 7.690%, due 04/15/15	355,433
161,152	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	165,379
112,405		J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, due 07/15/31	116,253
250,000		J.P. Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	275,116
131,344	C	LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	133,795

See Accompanying Notes to Financial Statements

ING UBS U.S. ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities (continued)
$178,586	#,C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	$176,459
350,000	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	390,716

			2,162,625

		Diversified Financial Services: 0.3%
114,369	C	Morgan Stanley Dean Witter Capital I, 7.420%, due 11/15/36	120,193
200,000	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	224,391

			344,584

		Home Equity Asset-Backed Securities: 0.0%
28,389	C	RAFC Asset-Backed Trust, 5.115%, due 11/25/29	28,381

			28,381

		Other Asset-Backed Securities: 0.5%
57,002	C	California Infrastructure PG&E-1, 6.420%, due 09/25/08	58,018
185,000	C	CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	198,394
51,473	#,C	Countrywide Asset-Backed Certificates, 3.360%, due 06/25/33	51,599
64,818	C	First Franklin Mtg. Loan Asset Backed Certificates, 4.167%, due 06/25/24	64,696
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	219,587

			592,294

		Whole Loan Collateralized Mortgage Obligations: 1.1%
118,400	C	CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	121,308
194,818	C	First Horizon Alternative Mortgage Securities, 5.348%, due 09/25/34	197,187
300,996	C	GSR Mortgage Loan Trust, 6.500%, due 04/01/20	317,884
135,697	C	Morgan Stanley Mortgage Loan Trust, 6.518%, due 09/25/34	138,349
100,000	@@,#,C	Paragon Mortgages PLC, 3.040%, due 05/15/43	100,304
130,933	C	Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34	131,843
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	171,522

			1,178,397

		Total Collateralized Mortgage Obligations (Cost $4,899,466)	4,812,249

OTHER BONDS: 0.1%
		Sovereign: 0.1%
100,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19	123,000

		Total Other Bonds (Cost $109,864)	123,000

		Total Long-Term Investments (Cost $97,277,714)	107,353,603

SHORT-TERM INVESTMENTS: 42.8%
		Securities Lending CollateralCC: 42.8%
47,426,461		The Bank of New York Institutional Cash Reserves Fund	47,426,461

		Total Short-Term Investments (Cost $47,426,461)	47,426,461

Total Investments In Securities (Cost $144,704,175)*	139.5%	$154,780,064
Other Assets and Liabilities-Net	(39.5)	(43,821,311)

Net Assets	100.0%	$110,958,753

@	Non-income producing security
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
(1)	Affiliate of the Sub-Advisor.
*	Cost for federal income tax purposes is $144,935,183. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,000,926
Gross Unrealized Depreciation	(1,156,045)

Net Unrealized Appreciation	$9,844,881

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.0%
		Advertising: 2.8%
22,300	@,L	Getty Images, Inc.	$1,655,998
22,100	@,L	Lamar Advertising Co.	945,217

			2,601,215

		Agriculture: 4.4%
21,800		Altria Group, Inc.	1,409,588
43,200		Monsanto Co.	2,715,984

			4,125,572

		Biotechnology: 2.7%
31,900	@	Genentech, Inc.	2,560,932

			2,560,932

		Commercial Services: 7.3%
36,200	@,L	Apollo Group, Inc.	2,831,564
25,300		Corporate Executive Board Co.	1,981,749
24,175	L	Moody’s Corp.	1,086,908
29,660		Paychex, Inc.	965,136

			6,865,357

		Computers: 3.8%
89,975	@	Dell, Inc.	3,554,912

			3,554,912

		Cosmetics/ Personal Care: 1.8%
20,800		Gillette Co.	1,053,104
12,700	L	Procter & Gamble Co.	669,925

			1,723,029

		Diversified Financial Services: 3.2%
7,025		Chicago Mercantile Exchange Holdings, Inc.	2,075,887
20,250		Citigroup, Inc.	936,158

			3,012,045

		Entertainment: 2.5%
82,050		International Game Technology	2,309,708

			2,309,708

		Food: 1.0%
13,600		Wm. Wrigley Jr. Co.	936,224

			936,224

		Healthcare — Products: 7.4%
18,500	@@	Alcon, Inc.	2,022,975
14,800		Guidant Corp.	996,040
21,575		Johnson & Johnson	1,402,375
21,400	@	Patterson Cos., Inc.	964,712
35,400	@	St. Jude Medical, Inc.	1,543,794

			6,929,896

		Healthcare — Services: 3.8%
67,750		UnitedHealth Group, Inc.	3,532,485

			3,532,485

		Holding Companies — Diversified: 1.6%
39,250	@@,L	Brascan Corp.	1,497,780

			1,497,780

		Home Builders: 1.5%
17,100	L	Pulte Homes, Inc.	1,440,675

			1,440,675

		Insurance: 2.8%
607	@	Berkshire Hathaway, Inc.	1,689,585
34,600		Marsh & McLennan Cos., Inc.	958,420

			2,648,005

		Internet: 13.7%
38,200	@,L	Amazon.Com, Inc.	1,263,656
102,300	@,L	eBay, Inc.	3,376,923
15,450	@,L	Google, Inc.	4,544,617
9,400	@	Monster Worldwide, Inc.	269,598
17,900	@,@@,L	Shanda Interactive Entertainment Ltd. ADR	658,541
77,900	@	Yahoo!, Inc.	2,699,235

			12,812,570

		Leisure Time: 5.1%
60,700	L	Carnival Corp	3,311,185
29,000	L	Harley-Davidson, Inc.	1,438,400

			4,749,585

		Lodging: 2.1%
16,700		Station Casinos, Inc.	1,108,880
18,390	@,L	Wynn Resorts Ltd.	869,295

			1,978,175

		Mining: 1.1%
23,800	@@,L	Cameco Corp.	1,065,050

			1,065,050

		Oil and Gas: 2.8%
87,170	@,L	Ultra Petroleum Corp.	2,646,481

			2,646,481

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pipelines: 1.3%
18,900		Questar Corp.	$1,245,510

			1,245,510

		Retail: 10.4%
67,700		Costco Wholesale Corp.	3,034,314
72,525		Home Depot, Inc.	2,821,223
19,900	@,L	Sears Holdings Corp.	2,982,413
18,300	@	Starbucks Corp.	945,378

			9,783,328

		Semiconductors: 1.5%
36,500	@,@@,L	Marvell Technology Group Ltd.	1,388,460

			1,388,460

		Software: 3.7%
48,800	@	Electronic Arts, Inc.	2,762,568
56,300	@,L	Red Hat, Inc.	737,530

			3,500,098

		Telecommunications: 9.4%
50,600	@,@@	America Movil SA de CV ADR	3,016,266
58,200	@,L	Corning, Inc.	967,284
63,254	@,L	Crown Castle Intl. Corp.	1,285,321
44,600	@,L	Nextel Communications, Inc.	1,441,026
64,674		QUALCOMM, Inc.	2,134,889

			8,844,786

		Transportation: 1.3%
20,795		C.H. Robinson Worldwide, Inc.	1,210,269

			1,210,269

		Total Common Stock (Cost $84,965,428)	92,962,147

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 25.2%
	Securities Lending Collateralcc: 25.2%
$23,702,229	The Bank of New York Institutional Cash Reserves Fund	$23,702,229

	Total Short-Term Investments (Cost $23,702,229)	23,702,229

Total Investments In Securities (Cost $108,667,657)*	124.2%	$116,664,376
Other Assets and Liabilities-Net	(24.2)	(22,699,450)

Net Assets	100.0%	$93,964,926

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $108,856,629. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$10,575,651
Gross Unrealized Depreciation	(2,767,904)

Net Unrealized Appreciation	$7,807,747

See Accompanying Notes to Financial Statements

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Allocation of Assets by Country*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.0%
		Canada: $2.4%
276,193		Torstar Corp.	$5,592,412

			5,592,412

		Finland: 4.8%
76,890	@	Cargotec Corp	2,147,513
152,018	@	Kone OYJ	9,110,004

			11,257,517

		France: 5.5%
80,909		Groupe Danone	7,091,827
70,785		Sanofi-Aventis	5,799,526

			12,891,353

		Netherlands: 9.2%
432,563		Reed Elsevier NV	6,021,717
208,263	@	Royal Numico NV	8,318,965
371,456		Wolters Kluwer NV	7,093,004

			21,433,686

		Spain: 3.3%
149,538		Altadis SA	6,258,743
49,502		Zardoya-Otis SA	1,457,598

			7,716,341

		Sweden: 4.4%
902,354		Swedish Match AB	10,238,869

			10,238,869

		Switzerland: 7.8%
38,718		Nestle SA	9,894,096
171,953		Novartis AG	8,166,302

			18,060,398

		United Kingdom: 39.5%
622,727		Allied Domecq PLC	7,519,070
976,497		British American Tobacco PLC	18,814,543
1,498,662		Cadbury Schweppes PLC	14,267,932
184,200		Capital Radio PLC	894,132
655,268		Diageo PLC	9,643,678
405,151		GlaxoSmithKline PLC	9,793,970
284,101		Imperial Tobacco Group PLC	7,637,783
366,382		Reckitt Benckiser PLC	10,766,988
925,210		SMG PLC	1,577,122
604,612		Unilever PLC	5,819,101
496,587		WPP Group PLC	5,088,608

			91,822,927

		United States: 19.1%
160,392		Altria Group, Inc.	10,370,947
279,000		Bristol-Myers Squibb Co.	6,969,420
100,364		Brown-Forman Corp.	6,068,007
96,164		Kimberly-Clark Corp.	6,018,905
273,328		Merck & Co., Inc.	8,418,502
207,619	L	New York Times Co.	6,469,029

			44,314,810

		Total Common Stock (Cost $199,219,141)	223,328,313

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending CollateralCC: 3.6%
$8,312,483	The Bank of New York Institutional Cash Reserves Fund	$8,312,483

	Total Short-Term Investments (Cost $8,312,483)	8,312,483

Total Investments In Securities (Cost $207,531,624)*	99.6%	$231,640,796
Other Assets and Liabilities-Net	0.4	976,197

Net Assets	100.0%	$232,616,993

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $207,659,021. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$28,457,692
Gross Unrealized Depreciation	(4,475,917)

Net Unrealized Appreciation	$23,981,775

Percentage of
Industry	Net Assets

Agriculture	25.1%
Beverages	10.0
Commercial Services	3.9
Food	19.5
Household Products/ Wares	7.2
Machinery-Diversified	0.6
Media	11.8
Pharmaceuticals	16.9
Transportation	0.9
Securities Lending Collateral	3.6
Other Assets and Liabilities, Net	0.5

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.8%
		Aerospace/Defense: 2.2%
176,910		Northrop Grumman Corp.	$9,774,277
231,390		Raytheon Co.	9,051,977

			18,826,254

		Agriculture: 0.9%
127,680		Altria Group, Inc.	8,255,789

			8,255,789

		Auto Manufacturers: 1.2%
416,680	@@,L	Honda Motor Co. Ltd.	10,254,495

			10,254,495

		Banks: 3.0%
283,290	L	Bank of America Corp.	12,920,857
117,360		PNC Financial Services Group, Inc.	6,391,426
142,440		State Street Corp.	6,872,730

			26,185,013

		Beverages: 1.4%
299,620		Coca-Cola Co.	12,509,135

			12,509,135

		Biotechnology: 1.0%
237,720	@,L	Chiron Corp.	8,294,051

			8,294,051

		Chemicals: 4.0%
738,440	@@	Bayer AG ADR	24,575,283
192,330		Dow Chemical Co.	8,564,455
73,844	@,@@	Lanxess	1,648,521

			34,788,259

		Commercial Services: 0.5%
125,030	L	Equifax, Inc.	4,464,821

			4,464,821

		Computers: 1.4%
526,000		Hewlett-Packard Co.	12,366,260

			12,366,260

		Household Products/ Wares: 1.0%
135,260		Kimberly-Clark Corp.	8,465,923

			8,465,923

		Diversified Financial Services: 13.0%
866,630		Charles Schwab Corp.	9,775,586
457,590		Citigroup, Inc.	21,154,386
247,600		Freddie Mac	16,150,948
35,470	L	Goldman Sachs Group, Inc.	3,618,649
712,929		J.P. Morgan Chase & Co.	25,180,652
160,950		Lehman Brothers Holdings, Inc.	15,979,116
113,460	L	MBNA Corp.	2,968,114
333,720		Merrill Lynch & Co., Inc.	18,357,937

			113,185,388

		Electric: 3.9%
211,570	L	American Electric Power Co., Inc.	7,800,586
122,370		Entergy Corp.	9,245,054
144,050	L	Exelon Corp.	7,394,087
193,990	L	FirstEnergy Corp.	9,332,858

			33,772,585

		Electronics: 0.6%
107,620		Applera Corp. — Applied Biosystems Group	2,116,885
50,150		Parker Hannifin Corp.	3,109,802

			5,226,687

		Food: 3.7%
221,900	@@	Cadbury Schweppes PLC	8,505,427
199,760		Kraft Foods, Inc.	6,354,366
267,200	@@	Unilever NV	17,322,576

			32,182,369

		Healthcare — Products: 1.4%
148,320	L	Bausch & Lomb, Inc.	12,310,560

			12,310,560

		Insurance: 7.8%
230,040	@@,L	Aegon NV	2,960,615
196,710		Chubb Corp.	16,840,343
152,020		CIGNA Corp.	16,270,701
93,570		Hartford Financial Services Group, Inc.	6,997,165
167,620		Prudential Financial, Inc.	11,005,929
336,963		St. Paul Travelers Cos., Inc.	13,320,147

			67,394,900

		Internet: 1.3%
508,790	@,L	Symantec Corp.	11,061,095

			11,061,095

		Lodging: 0.5%
69,910		Marriott Intl., Inc.	4,769,260

			4,769,260

		Media: 6.8%
538,830	@	Clear Channel Communications, Inc.	16,666,012
1,206,340	@	Time Warner, Inc.	20,157,941

See Accompanying Notes to Financial Statements

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
270,580	L	Viacom, Inc.	$8,663,972
538,850	L	Walt Disney Co.	13,568,243

			59,056,168

		Mining: 1.3%
283,350	L	Newmont Mining Corp.	11,059,151

			11,059,151

		Miscellaneous Manufacturing: 4.3%
551,940		General Electric Co.	19,124,721
92,650	@@	Ingersoll-Rand Co. Ltd.	6,610,578
163,400	@@	Siemens AG	11,871,010

			37,606,309

		Oil and Gas: 8.6%
268,010	@@	BP PLC ADR	16,718,463
273,480		ConocoPhillips	15,722,365
211,440		Exxon Mobil Corp.	12,151,457
272,810	@@	Royal Dutch Petroleum Co.	17,705,368
152,650	L	Valero Energy Corp.	12,076,142

			74,373,795

		Oil and Gas Services: 2.1%
241,600	L	Schlumberger Ltd.	18,347,104

			18,347,104

		Pharmaceuticals: 12.4%
984,380		Bristol-Myers Squibb Co.	24,589,811
225,250	L	Eli Lilly & Co.	12,548,678
164,240	@@,L	GlaxoSmithKline PLC	7,967,282
321,060	@@	Roche Holdings, Inc.	20,324,703
250,350	@@,L	Sanofi-Aventis ADR	10,261,847
974,760	L	Schering-Plough Corp.	18,578,926
303,500	L	Wyeth	13,505,750

			107,776,997

		Retail: 4.0%
186,570	@,L	Kohl’s Corp.	10,431,129
137,760		McDonald’s Corp.	3,822,840
119,340		Target Corp.	6,493,289
299,550		Wal-Mart Stores, Inc.	14,438,310

			35,185,568

		Semiconductors: 2.1%
421,760		Intel Corp.	10,991,066
726,390	@,L	Micron Technology, Inc.	7,416,442

			18,407,508

		Telecommunications: 5.9%
292,050	L	France Telecom SA ADR	8,510,337
715,570		Motorola, Inc.	13,066,307
274,160	@,L	Nextel Communications, Inc.	8,858,110
316,040	L	Sprint Corp.	7,929,444
370,050		Verizon Communications, Inc.	12,785,228

			51,149,426

		Transportation: 0.5%
141,240		Norfolk Southern Corp.	4,372,790

			4,372,790

		Total Common Stock (Cost $719,528,471)	841,647,660

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 15.7%
	Federal Home Loan Bank: 3.2%
$27,516,000	2.600%, due 07/01/05	$27,514,013

	Total Federal Home Loan Bank (Cost $27,516,000)	27,514,013

	Securities Lending CollateralCC: 12.5%
108,908,429	The Bank of New York Institutional Cash Reserves Fund	108,908,429

	Total Securities Lending Collateral (Cost $108,908,429)	108,908,429

	Total Short-Term Investments (Cost $136,424,429)	136,422,442

Total Investments In Securities (Cost $855,952,900)*	112.5%	$978,070,102
Other Assets and Liabilities-Net	(12.5)	(108,789,820)

Net Assets	100.0%	$869,280,282

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $861,346,247. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,528,635
Gross Unrealized Depreciation	(11,804,780)

Net Unrealized Appreciation	$116,723,855

See Accompanying Notes to Financial Statements

ING VAN KAMPEN REAL ESTATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

REAL ESTATE INVESTMENT TRUST: 79.3%
		Apartments: 17.7%
74,825		AMLI Residential Properties	$2,339,030
18,430		Apartment Investment & Management Co.	754,156
995,700		Archstone-Smith Trust	38,453,933
490,564		AvalonBay Communities, Inc.	39,637,570
213,800		BRE Properties	8,947,530
737,984		Equity Residential	27,172,570
165,630		Essex Property Trust, Inc.	13,757,228
107,850		Gables Residential Trust	4,662,356
497,650		Post Properties, Inc.	17,970,142

			153,694,515

		Diversified: 7.6%
114,060		American Campus Communities, Inc.	2,586,881
35,100		Correctional Properties Trust	993,330
258,730		Equity Lifestyle Properties, Inc.	10,287,105
226,575		PS Business Parks, Inc.	10,071,259
594,545		Reckson Associates Realty Corp.	19,946,985
279,025		Vornado Realty Trust	22,433,609

			66,319,169

		Hotels: 4.5%
1,908,800		Host Marriott Corp.	33,404,000
604,205	@	Meristar Hospitality Corp.	5,196,163

			38,600,163

		Office Property: 16.4%
458,200		Arden Realty, Inc.	16,486,036
610,345		Boston Properties, Inc.	42,724,149
288,285		Brandywine Realty Trust	8,835,935
45,000		CRT Properties, Inc.	1,228,500
650,311		Equity Office Properties Trust	21,525,294
32,500		Highwoods Properties, Inc.	967,200
18,450		Kilroy Realty Corp.	876,191
506,500		Mack-Cali Realty Corp.	22,944,450
118,365		Prentiss Properties Trust	4,313,221
251,065		SL Green Realty Corp.	16,193,693
309,975		Trizec Properties, Inc.	6,376,186

			142,470,855

		Regional Malls: 14.6%
316,240	L	General Growth Properties, Inc.	12,994,302
385,580		Macerich Co.	25,853,139
8,600		Ramco-Gershenson Properties	251,808
1,053,149		Simon Property Group, Inc.	76,342,771
321,400		Taubman Centers, Inc.	10,956,526

			126,398,546

		Shopping Centers: 8.1%
213,710		Acadia Realty Trust	3,985,692
104,880		Developers Diversified Realty Corp.	4,820,285
421,680		Federal Realty Investors Trust	24,879,120
158,750		Heritage Property Investment Trust	5,559,425
39,070		Pan Pacific Retail Properties, Inc.	2,593,467
495,660		Regency Centers Corp.	28,351,751

			70,189,740

		Storage: 4.9%
412,972		Public Storage, Inc.	26,120,479
370,201		Shurgard Storage Centers, Inc.	17,014,438

			43,134,917

		Warehouse: 5.5%
573,210		AMB Property Corp.	24,894,510
422,200		Catellus Development Corp.	13,848,160
223,520		ProLogis	8,994,445

			47,737,115

		Total Real Estate Investment Trusts (Cost $533,306,952)	688,545,020

COMMON STOCK: 17.7%
		Hotels and Motels: 11.7%
1,376,826		Hilton Hotels Corp.	32,837,300
143,050	@	Interstate Hotels & Resorts, Inc.	702,376
126,500	@	Lodgian, Inc.	1,299,155
1,140,369		Starwood Hotels & Resorts Worldwide, Inc.	66,791,412

			101,630,243

		Real Estate: 6.0%
1,497,662	@@	Brookfield Properties Co.	42,979,562
125,200		Forest City Enterprises, Inc.	8,889,200

			51,868,762

		Total Common Stock (Cost $101,415,947)	153,499,005

See Accompanying Notes to Financial Statements

ING VAN KAMPEN REAL ESTATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value

PREFERRED STOCK: 0.1%
	Real Estate Investment Trusts: 0.1%
7,305	Simon Property Group, Inc.	$452,910

	Total Preferred Stock (Cost $391,183)	452,910

	Total Long-Term Investments (Cost $635,114,082)	842,496,935

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.2%
	U.S. Government Obligations: 2.9%
$25,500,000	Federal Home Loan Bank, 2.300%, due 07/01/05	$25,498,371

	Total U.S. Government Obligations (Cost $25,500,000)	25,498,371

	Securities Lending CollateralCC: 0.3%
2,602,464	The Bank of New York Institutional Cash Reserves Fund	2,602,464

	Total Securities Lending Collateral (Cost $2,602,464)	2,602,464

	Total Short-Term Investments (Cost $28,102,464)	28,100,835

Total Investments In Securities (Cost $663,216,546)*	100.3%	$870,597,770
Other Assets and Liabilities-Net	(0.3)	(2,481,712)

Net Assets	100.0%	$868,116,058

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $659,768,394. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$210,831,369
Gross Unrealized Depreciation	(1,993)

Net Unrealized Appreciation	$210,829,376

See Accompanying Notes to Financial Statements

Investment Manager and Distributor
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIITISS (0605-081705)

Funds

Semi-Annual Report

June 30, 2005

Adviser Class
ING Investors Trust

• ING JPMorgan Small Cap Equity Portfolio
• ING Legg Mason Value Portfolio
• ING Marsico Growth Portfolio
• ING Mercury Large Cap Growth Portfolio
• ING MFS Total Return Portfolio
• ING T. Rowe Price Capital Appreciation Portfolio
• ING T. Rowe Price Equity Income Portfolio
• ING Van Kampen Growth and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING JPMorgan Small Cap Equity Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$993.30	1.50%	$7.41
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.36	1.50%	$7.50

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Legg Mason Value Portfolio	April 11, 2005(1)	June 30, 2005	Ratio	June 30, 2005(2)

Actual Fund Return
Class ADV	$1,000.00	$1,028.30	1.40%	$3.15
Hypothetical (5% return before expenses, since portfolio inception)
Class ADV	$1,000.00	$1,017.85	1.40%	$3.13

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	Account	Ratio	June 30, 2005*

Hypothetical (5% return before expenses, six month period)
Class ADV	$1,000.00	$1,017.85	1.40%	$7.00

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(1)	Commencement of operations.
(2)	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period ended June 30, 2005).

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Marsico Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$1,006.90	1.38%	$6.87
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.95	1.38%	$6.90

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Mercury Large Cap Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005

Actual Fund Return
Class ADV	$1,000.00	$1,013.40	1.40%	$6.99
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.85	1.40%	$7.00

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MFS Total Return Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$1,005.90	1.25%	$6.22
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.60	1.25%	$6.26

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING T. Rowe Price Capital Appreciation Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$1,010.70	1.26%	$6.28
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.55	1.26%	$6.31

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING T. Rowe Price Equity Income Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$994.20	1.26%	$6.23
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.55	1.26%	$6.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

		Ending		Expenses Paid
	Beginning	Account	Annualized	During the Six
	Account Value	Value	Expense	Months Ended
ING Van Kampen Growth and Income	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Class ADV	$1,000.00	$1,021.40	1.26%	$6.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.55	1.26%	$6.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	JPMorgan	Legg Mason	Marsico	Mercury
	Small Cap Equity	Value	Growth	Large Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$244,232,033	$444,942,151	$887,170,553	$24,122,712
Short-term investments**	40,081,151	—	176,897,856	—
Cash	8,445,421	9,282,683	5,018,568	162,776

Receivables:
Investment securities sold	5,918,416	794,864	—	565,538
Fund shares sold	39,081	—	53,872	—
Dividends and interest	231,426	321,940	970,190	6,472
Brokerage commission recapture	30	2,213	6,940	—

Total assets	298,947,558	455,343,851	1,070,117,979	24,857,498

LIABILITIES:
Payable for investment securities purchased	5,607,676	8,861,602	6,168,094	680,868
Payable for fund shares redeemed	1,193,856	—	3,382,691	—
Payable for futures variation margin	15,525	—	—	—
Payable upon receipt of securities loaned	40,081,151	—	173,998,041	—
Accrued unified fees	181,130	285,033	567,817	16,127
Accrued distribution and service fees	47,377	90,850	186,259	5,400
Payable for trustee fees	773	1,069	3,013	58

Total liabilities	47,127,488	9,238,554	184,305,905	702,453

NET ASSETS	$251,820,070	$446,105,297	$885,812,064	$24,155,045

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$205,154,385	$402,129,380	$1,489,748,718	$21,404,380
Undistributed net investment income (accumulated net investment loss)	139,879	(320,504)	1,159,055	(36,555)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	30,068,784	864,771	(828,376,136)	599,691
Net unrealized appreciation on investments, foreign currency related transactions and futures	16,457,022	43,431,650	223,280,427	2,187,529

NET ASSETS	$251,820,070	$446,105,297	$885,812,064	$24,155,045

+ Including securities loaned at value	$38,573,282	$—	$169,110,119	$—
* Cost of investments in securities	$227,857,583	$401,510,585	$663,889,941	$21,935,183
** Cost of short-term investments	$40,081,151	$—	$176,898,041	$—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	JPMorgan	Legg Mason	Marsico	Mercury
	Small Cap Equity	Value	Growth	Large Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$42,873,033	$8,733,637	$7,467,942	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,215,097	888,496	507,661	n/a
Net asset value and redemption price per share	$13.33	$9.83	$14.71	n/a

Class S:
Net assets	$168,509,548	$417,936,562	$856,714,310	$21,633,934
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,672,000	42,561,542	58,532,729	2,034,172
Net asset value and redemption price per share	$13.30	$9.82	$14.64	$10.64

Class S2:
Net assets	$39,935,522	$19,330,861	$17,799,058	$2,223,870
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,017,151	1,972,745	1,220,696	210,031
Net asset value and redemption price per share	$13.24	$9.80	$14.58	$10.59

Class ADV:
Net assets	$501,967	$104,237	$3,830,754	$297,241
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,884	10,617	262,918	28,077
Net asset value and redemption price per share	$13.25	$9.82	$14.57	$10.59

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	MFS	T. Rowe Price	T. Rowe Price	Van Kampen
	Total Return	Capital Appreciation	Equity Income	Growth and Income
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,542,413,214	$2,002,427,778	$1,044,301,940	$841,647,660
Short-term investments**	431,278,565	392,489,020	167,510,884	136,422,442
Cash	24,540	248,100,067	47,112,533	2,413
Foreign currencies at value***	32,500	—	—	—

Receivables:
Investment securities sold	1,632,143	245,134	524,867	1,491,483
Fund shares sold	—	1,682,564	1,973,978	—
Dividends and interest	7,682,484	4,338,771	1,728,627	1,626,473
Brokerage commission recapture	—	6,800	416	7,538
Reimbursement due from manager	—	—	18,151	—

Total assets	1,983,063,446	2,649,290,134	1,263,171,396	981,198,009

LIABILITIES:
Payable for investment securities purchased	8,111,597	235,000	203,219	2,350,692
Payable for fund shares redeemed	—	164,672	333,930	—
Payable upon receipt of securities loaned	405,322,310	392,489,020	167,510,884	108,908,429
Accrued unified fees	820,038	1,195,502	581,734	467,647
Accrued distribution and service fees	327,280	465,867	227,523	188,205
Payable for trustee fees	4,743	6,515	3,252	2,754
Other accrued expenses and liabilities	340	—	—	—

Total liabilities	414,586,308	394,556,576	168,860,542	111,917,727

NET ASSETS	$1,568,477,138	$2,254,733,588	$1,094,310,854	$869,280,282

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,324,901,709	$1,689,845,436	$945,335,320	$700,717,014
Undistributed net investment income	52,450,779	45,404,390	20,263,027	16,309,163
Accumulated net realized gain on investments and foreign currency related transactions	77,374,017	127,896,797	42,816,485	29,974,392
Net unrealized appreciation on investments and foreign currency related transactions	113,750,633	391,586,935	85,896,022	122,279,713

NET ASSETS	$1,568,477,138	$2,254,733,588	$1,094,310,854	$869,280,282

+ Including securities loaned at value	$394,401,877	$380,826,668	$161,520,741	$106,039,784
* Cost of investments in securities	$1,428,664,846	$1,610,840,843	$958,405,918	$719,528,471
** Cost of short-term investments	$431,280,943	$392,489,020	$167,510,884	$136,424,429
*** Cost of foreign currencies	$32,093	$—	$—	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	MFS	T. Rowe Price	T. Rowe Price	Van Kampen
	Total Return	Capital Appreciation	Equity Income	Growth and Income
	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$12,900,673	$66,245,838	$18,997,182	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	679,941	2,664,649	1,384,336	n/a
Net asset value and redemption price per share	$18.97	$24.86	$13.72	n/a

Class S:
Net assets	$1,505,382,096	$2,081,041,500	$1,035,177,745	$808,838,284
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	79,537,384	83,888,541	75,643,557	31,811,650
Net asset value and redemption price per share	$18.93	$24.81	$13.68	$25.43

Class S2:
Net assets	$44,970,366	$74,401,184	$29,305,565	$59,859,943
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,387,590	3,008,637	2,148,798	2,361,818
Net asset value and redemption price per share	$18.84	$24.73	$13.64	$25.34

Class ADV:
Net assets	$5,224,003	$33,045,036	$10,830,362	$582,055
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	278,178	1,341,714	796,402	23,041
Net asset value and redemption price per share	$18.78	$24.63	$13.60	$25.26

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	JPMorgan	Legg Mason	Marsico	Mercury
	Small Cap Equity	Value	Growth	Large Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,218,890	$1,620,414	$5,099,451	$76,801
Interest	38,751	41,923	271,520	546
Securities lending income	86,304	—	17,296	—

Total investment income	1,343,945	1,662,337	5,388,267	77,347

EXPENSES:
Unified fees	1,012,645	1,489,753	3,326,295	85,315

Distribution and service fees:
Class S	192,512	442,166	1,052,269	23,813
Class S2	69,348	31,493	31,907	4,183
Class ADV	799	61	9,239	559
Trustee fees	9,615	15,347	46,228	959

Total expenses	1,284,919	1,978,820	4,465,938	114,829
Brokerage commissions recapture	(2,479)	—	(91,245)	—
Reimbursement of unified fee	(4,807)	—	—	(927)

Net expenses	1,277,633	1,978,820	4,374,693	113,902

Net investment income (loss)	66,312	(316,483)	1,013,574	(36,555)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	5,832,720	189,264	29,223,560	632,218
Foreign currency related transactions	—	(3,095)	(2,652)	—
Futures	(171,045)	—	—	—

Net realized gain on investments, foreign currency related transactions and futures	5,661,675	186,169	29,220,908	632,218

Net change in unrealized appreciation or depreciation on:
Investments	(6,354,867)	(4,035,524)	(23,365,642)	(195,643)
Foreign currency related transactions	—	(3,557)	—	—
Futures	39,218	—	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(6,315,649)	(4,039,081)	(23,365,642)	(195,643)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(653,974)	(3,852,912)	5,855,266	436,575

Increase (decrease) in net assets resulting from operations	$(587,662)	$(4,169,395)	$6,868,840	$400,020

* Foreign taxes	$2,570	$—	$156,476	$—

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	MFS	T. Rowe Price	T. Rowe Price	Van Kampen
	Total Return	Capital Appreciation	Equity Income	Growth and Income
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,393,817	$16,558,400	$11,421,176	$10,646,239
Interest	15,242,439	8,445,738	771,781	426,520
Securities lending income	237,427	198,630	58,497	100,822

Total investment income	24,873,683	25,202,768	12,251,454	11,173,581

EXPENSES:
Unified fees	4,842,405	6,851,130	3,384,134	2,782,993

Distribution and service fees:
Class S	1,839,689	2,449,520	1,240,267	999,406
Class S2	81,643	126,530	51,280	111,264
Class ADV	13,181	70,533	27,746	1,507
Trustee fees and expenses	80,596	99,519	50,254	44,713

Total expenses	6,857,514	9,597,232	4,753,681	3,939,883
Brokerage commission recapture	—	(35,891)	(5,164)	(67,442)
Reimbursement of unified fee	—	—	(15,497)	—

Net expenses	6,857,514	9,561,341	4,733,020	3,872,441

Net investment income	18,016,169	15,641,427	7,518,434	7,301,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	34,575,387	50,018,533	27,187,526	38,990,117
Foreign currency related transactions	(12,944)	(11,148)	369	(7,152)

Net realized gain on investments and foreign currency related transactions	34,562,443	50,007,385	27,187,895	38,982,965

Net change in unrealized appreciation or depreciation on:
Investments	(40,517,537)	(36,604,181)	(38,461,370)	(26,493,023)
Foreign currency related transactions	(11,163)	—	—	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(40,528,700)	(36,604,181)	(38,461,370)	(26,493,023)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(5,966,257)	13,403,204	(11,273,475)	12,489,942

Increase (decrease) in net assets resulting from operations	$12,049,912	$29,044,631	$(3,755,041)	$19,791,082

* Foreign taxes	$109,419	$142,673	$123,861	$340,514

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan		ING Legg Mason
	Small Cap Equity Portfolio		Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$66,312	$(346,457)	$(316,483)	$(180,243)
Net realized gain on investments, foreign currency related transactions and futures	5,661,675	24,875,052	186,169	23,653,661
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(6,315,649)	11,527,219	(4,039,081)	16,886,561

Net increase (decrease) in net assets resulting from operations	(587,662)	36,055,814	(4,169,395)	40,359,979

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(9,049)
Class S	—	—	—	(410,099)
Class S2	—	—	—	(21,001)

Net realized gains:
Class I	—	(42,458)	—	—
Class S	—	(156,606)	—	—
Class S2	—	(32,622)	—	—
Class ADV	—	(242)	—	—

Total distributions	—	(231,928)	—	(440,149)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	44,742,070	149,310,744	130,634,244	105,475,347
Dividends reinvested	—	231,928	—	440,149

	44,742,070	149,542,672	130,634,244	105,915,496
Cost of shares redeemed	(25,738,422)	(28,654,006)	(22,740,607)	(34,330,572)

Net increase in net assets resulting from capital share transactions	19,003,648	120,888,666	107,893,637	71,584,924

Net increase in net assets	18,415,986	156,712,552	103,724,242	111,504,754

NET ASSETS:
Beginning of period	233,404,084	76,691,532	342,381,055	230,876,301

End of period	$251,820,070	$233,404,084	$446,105,297	$342,381,055

Undistributed net investment income (accumulated net investment loss) at end of period	$139,879	$73,567	$(320,504)	$(4,021)

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Marsico		ING Mercury
	Growth Portfolio		Large Cap Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$1,013,574	$318,435	$(36,555)	$(3,026)
Net realized gain on investments and foreign currency related transactions	29,220,908	37,666,626	632,218	1,465,915
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(23,365,642)	62,892,799	(195,643)	478,232

Net increase in net assets resulting from operations	6,868,840	100,877,860	400,020	1,941,121

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class S	—	—	—	(1,406,191)
Class S2	—	—	—	(157,713)
Class ADV	—	—	—	(6,798)

Return of capital:
Class S	—	—	—	(26,668)
Class S2	—	—	—	(3,075)
Class ADV	—	—	—	(128)

Total distributions	—	—	—	(1,600,573)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,157,225	61,466,256	6,561,714	10,687,934
Dividends reinvested	—	—	—	1,600,573

	38,157,225	61,466,256	6,561,714	12,288,507
Cost of shares redeemed	(61,795,474)	(115,260,849)	(3,925,811)	(6,847,276)

Net increase (decrease) in net assets resulting from capital share transactions	(23,638,249)	(53,794,593)	2,635,903	5,441,231

Net increase (decrease) in net assets	(16,769,409)	47,083,267	3,035,923	5,781,779

NET ASSETS:
Beginning of period	902,581,473	855,498,206	21,119,122	15,337,343

End of period	$885,812,064	$902,581,473	$24,155,045	$21,119,122

Undistributed net investment income (accumulated net investment loss) at end of period	$1,159,055	$145,481	$(36,555)	$—

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS		ING T. Rowe Price
	Total Return Portfolio		Capital Appreciation Portfolio

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$18,016,169	$33,136,734	$15,641,427	$29,750,193
Net realized gain on investments and foreign currency related transactions	34,562,443	88,148,770	50,007,385	78,881,276
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(40,528,700)	32,151,327	(36,604,181)	166,146,764

Net increase in net assets resulting from operations	12,049,912	153,436,831	29,044,631	274,778,233

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(94,047)	—	(625,306)
Class S	—	(26,478,898)	—	(18,582,952)
Class S2	—	(684,521)	—	(579,697)
Class ADV	—	(61,786)	—	(141,000)

Net realized gains:
Class I	—	—	—	(360,900)
Class S	—	—	—	(12,342,694)
Class S2	—	—	—	(354,638)
Class ADV	—	—	—	(81,379)

Total distributions	—	(27,319,252)	—	(33,068,566)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,136,502	130,081,652	204,353,134	351,982,281
Dividends reinvested	—	27,319,252	—	33,068,566

	73,136,502	157,400,904	204,353,134	385,050,847
Cost of shares redeemed	(45,770,083)	(100,964,261)	(20,617,591)	(52,658,831)

Net increase in net assets resulting from capital share transactions	27,366,419	56,436,643	183,735,543	332,392,016

Net increase in net assets	39,416,331	182,554,222	212,780,174	574,101,683

NET ASSETS:
Beginning of period	1,529,060,807	1,346,506,585	2,041,953,384	1,467,851,701

End of period	$1,568,477,138	$1,529,060,807	$2,254,733,558	$2,041,953,384

Undistributed net investment income at end of period	$52,450,779	$34,434,610	$45,404,390	$29,762,963

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price		ING Van Kampen
	Equity Income Portfolio		Growth and Income Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$7,518,434	$12,670,980	$7,301,140	$9,008,904
Net realized gain on investments and foreign currency related transactions	27,187,895	26,310,019	38,982,965	57,500,154
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(38,461,370)	85,786,391	(26,493,023)	42,044,038

Net increase (decrease) in net assets resulting from operations	(3,755,041)	124,767,390	19,791,082	108,553,096

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(98,225)	—	—
Class S	—	(7,999,880)	—	(7,531,437)
Class S2	—	(203,343)	—	(538,210)
Class ADV	—	(32,894)	—	(4,877)

Net realized gains:
Class I	—	(50,793)	—	—
Class S	—	(4,767,676)	—	—
Class S2	—	(115,420)	—	—
Class ADV	—	(17,010)	—	—

Total distributions	—	(13,285,241)	—	(8,074,524)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	108,017,800	257,134,404	34,894,276	58,305,191
Dividends reinvested	—	13,285,240	—	8,074,524

	108,017,800	270,419,644	34,894,276	66,379,715
Cost of shares redeemed	(26,275,067)	(38,569,008)	(64,408,880)	(71,680,535)

Net increase (decrease) in net assets resulting from capital share transactions	81,742,733	231,850,636	(29,514,604)	(5,300,820)

Net increase (decrease) in net assets	77,987,692	343,332,785	(9,723,522)	95,177,752

NET ASSETS:
Beginning of period	1,016,323,162	672,990,377	879,003,804	783,826,052

End of period	$1,094,310,854	$1,016,323,162	$869,280,282	$879,003,804

Undistributed net investment income at end of period	$20,263,027	$12,744,593	$16,309,163	$9,008,023

See Accompanying Notes to Financial Statements

16

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	August 12,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$13.34	10.76

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.08)	2.61
Total from investment operations	$(0.09)	2.59

Less distributions from:
Net realized gains on investments	$—	0.01
Total distributions	$—	0.01
Net asset value, end of period	$13.25	13.34

Total Return(2)%	(0.67)	24.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$470	260

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%	1.50	1.49
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	1.50	1.49
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	1.50	1.49
Net investment loss(3)%	(0.27)	(0.38)
Portfolio turnover rate %	24	147

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

17

ING LEGG MASON VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class ADV

April 11,
2005(1) to
June 30,
2005

Per Share Operating Performance
Net asset value, beginning of period	$9.55

Income (loss) from investment operations:
Net investment loss	$(0.02)
Net realized and unrealized gain on investments	$0.29
Total from investment operations	$0.27
Net asset value, end of period	$9.82

Total Return(2)%	2.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$104

Ratios to average net assets:
Expenses(3)%	1.40
Net investment loss(3)%	(0.50)
Portfolio turnover rate %	6

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

18

ING MARSICO GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months
	Ended	Year Ended
	June 30,	December 31,	December 31,
	2005	2004	2003(1)

Per Share Operating Performance
Net asset value, beginning of period	$14.47	12.90	12.92

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	0.00 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.11	1.59	(0.02)
Total from investment operations	$0.10	1.57	(0.02)
Net asset value, end of period	$14.57	14.47	12.90

Total Return(2)%	0.69	12.17	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,811	1,784	35

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.36	1.35	0.97
Gross expenses prior to brokerage commission recapture(3)%	1.38	1.38	0.99
Net investment loss(3)%	(0.10)	(0.28)	(0.93)
Portfolio turnover rate %	40	72	82

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

See Accompanying Notes to Financial Statements

19

ING MERCURY LARGE CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	March 17,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$10.45	10.06

Income (loss) from investment operations:
Net investment loss	$(0.04)**	(0.00)*
Net realized and unrealized gain on investments	$0.18	1.25
Total from investment operations	$0.14	1.25

Less distributions from:
Net realized gains on investments	$—	0.85
Return of capital	$—	0.01
Total distributions	$—	0.86
Net asset value, end of period	$10.59	10.45

Total Return(2)%	1.34	12.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$297	91

Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%	1.40	1.41
Gross expenses prior to reimbursement of unified fee(3)%	1.41	1.41
Net investment loss(3)%	(0.69)	(0.24)
Portfolio turnover rate %	78	204

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

** Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

20

ING MFS TOTAL RETURN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		December 16,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$18.67	17.19	16.82

Income (loss) from investment operations:
Net investment income	$0.19 *	0.39 *	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.08)	1.47	0.45
Total from investment operations	$0.11	1.86	0.46

Less distributions from:
Net investment income	$—	0.38	0.09
Total distributions	$—	0.38	0.09
Net asset value, end of period	$18.78	18.67	17.19

Total Return(2)%	0.59	10.83	2.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,224	3,159	1

Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%	1.25	1.23	1.04
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%	1.25	1.23	1.04
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%	1.25	1.24	1.05
Net investment income(3)%	2.04	2.08	1.85
Portfolio turnover rate %	31	66	57

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

21

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		December 16,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$24.37	21.34	20.75

Income from investment operations:
Net investment income	$0.14 *	0.34 *	0.01
Net realized and unrealized gain on investments and foreign currencies	$0.12	3.13	0.68
Total from investment operations	$0.26	3.47	0.69

Less distributions:
Net investment income	$—	0.28	0.08
Net realized gains on investments	$—	0.16	0.02
Total distributions	$—	0.44	0.10
Net asset value, end of period	$24.63	24.37	21.34
Total Return(2)%	1.07	16.28	3.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$32,982	12,693	42

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.26	1.25	1.28
Gross expenses prior to brokerage commission recapture (3)%	1.26	1.26	1.29
Net investment income(3)%	1.13	1.49	2.72
Portfolio turnover rate %	9	21	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

22

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	January 15,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$13.68	12.35

Income (loss) from investment operations:
Net investment income	$0.07 *	0.16 *
Net realized and unrealized gain (loss) on investments	$(0.15)	1.37
Total from investment operations	$(0.08)	1.53

Less distributions:
Net investment income	$—	0.13
Net realized gains on investments	$—	0.07
Total distributions	$—	0.20
Net asset value, end of period	$13.60	13.68

Total Return(2)%	(0.58)	12.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,120	3,581

Ratios to average net assets:
Net expenses after brokerage commission recapture and unified fee reimbursement(3)%	1.26	1.26
Net expenses after unified fee reimbursement and prior to brokerage commission recapture(3)%	1.26	1.27
Gross expenses prior to brokerage commission recapture and unified fee reimbursement(3)%	1.26	1.27
Net investment income(3)%	1.12	1.34
Portfolio turnover rate %	8	16

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

23

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	February 22,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$24.73	22.77

Income from investment operations:
Net investment income	$0.16 *	0.19 *
Net realized and unrealized gain on investments	$0.37	2.05
Total from investment operations	$0.53	2.24

Less distributions from:
Net investment income	$—	0.28
Total distributions	$—	0.28
Net asset value, end of period	$25.26	24.73

Total Return(2)%	2.14	9.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$582	443

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.25	1.25
Gross expenses prior to brokerage commission recapture (3)%	1.26	1.27
Net investment income(3)%	1.34	0.97
Portfolio turnover rate %	24	52

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-one portfolios. The eight portfolios in this report are: ING JPMorgan Small Cap Equity Portfolio (“JPMorgan Small Cap Equity”), ING Legg Mason Value Portfolio (“Legg Mason Value”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio, “Mercury Large Cap Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”) and ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”), (collectively the “Portfolios”).

All of the Portfolios are diversified except for Legg Mason Value, which is a non-diversified Portfolio. All of the Portfolios are authorized to offer four classes of shares (Institutional Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2,” formerly, Class A) and Adviser Class (“Class ADV,” formerly, Class R); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The Trust is intended to serve as an investment vehicle for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment vehicles for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA, Security Life of Denver and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING Groep.

The following is a description of each Portfolio’s investment objective:

•	JPMorgan Small Cap Equity seeks capital growth over the long-term;

•	Legg Mason Value seeks long-term growth of capital;

•	Marsico Growth seeks capital appreciation;

•	Mercury Large Cap Growth seeks long-term growth of capital;

•	MFS Total Return seeks above average income consistent with the prudent employment of capital;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risks;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital; and

•	Van Kampen Growth and Income seeks long-term growth of capital and income.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time such valuation is determined by each Portfolio’s custodian. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sale of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gained or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract as a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time was closed.

E.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dividend date. For each Portfolio, net investment income, if any, will be declared and paid annually. Each portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

K.	Illiquid and Restricted Securities. The Portfolios may invest up to 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

JPMorgan Small Cap Equity	$69,785,432	$53,938,050
Legg Mason Value	133,456,098	20,921,990
Marsico Growth	343,271,325	342,544,736
Mercury Large Cap Growth	19,484,757	16,864,597
MFS Total Return	311,291,869	277,083,232
T. Rowe Price Capital Appreciation	370,442,767	168,836,802
T. Rowe Price Equity Income	169,438,702	84,128,677
Van Kampen Growth and Income	201,071,707	214,102,494

U.S. Government securities not included above were as follows:

	Purchases	Sales

MFS Total Return	$202,905,768	$184,888,565

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Directed Services, Inc. (the “Manager” or “DSI”), an indirect, wholly-owned subsidiary of ING Groep, provides all of the Portfolios with advisory and administrative services under a Management Agreement (the “Management Agreement”). Under the Agreement, the Manager has overall responsibility for engaging portfolio managers and for monitoring and evaluating the management of the assets of each Portfolio by the portfolio managers. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Agreement, the Manager also is responsible for providing or procuring, at the Manager’s expense, the services reasonably necessary for the ordinary operation of the Trust, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. The Manager does not bear the expense of brokerage fees, taxes, interest, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. As compensation for its services under the Management Agreement, the Trust pays the manager a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Janus Contrarian and Legg Mason Value*	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; and 0.67% of the amount in excess of $1.1 billion
JPMorgan Small Cap Equity	0.90% of the first $200 million; 0.85% of the next $300 million; 0.80% of the next $250 million; and 0.75% thereafter

Alliance MidCap Growth and Marsico Growth*	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; and 0.70% of the amount in excess of $1.1 billion

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

AIM Mid Cap Growth, Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Global Resources, Jennison Equity Opportunities, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Growth and Income and Van Kampen Real Estate*	0.75% of the first $750 million 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

MFS Mid Cap Growth, Oppenheimer Main Street® and MFS Total Return*	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; and 0.60% of the amount in excess of $1.1 billion

Mercury Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% thereafter

*	Fee is calculated using the combined net assets of these Portfolios

For the six months ended June 30, 2005, DSI voluntarily reimbursed $4,807, $927 and $15,497 for the JP Morgan Small Cap Equity, Mercury Large Cap and to the T. Rowe Price Equity Income Portfolios, respectively. DSI is not obligated to reimburse these amounts and may choose not to do so in the future.

In placing equity security transactions, the Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S, Class S2 and Class ADV shares of each Portfolio of the Trust. The Agreement allows Directed Services, Inc. (the “Distributor” or “DSI”) to make payments under the Agreement to insurance companies, broker-dealers or other financial intermediaries that provide services relating to each class of shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S, Class S2 and Class ADV, respectively. The Portfolios have accrued the 0.25% service fee for each class, listed in their Statements of Operations.

Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI, the Distributor, at an annual rate of the average daily net assets. For the six months ended June 30, 2005, Class S2 shares paid 12b-1 fees at a rate of 0.15% of average daily net assets. There is a written waiver of 0.10%.

Each Portfolio has entered into a Compensation Rule 12b-1 Agreement (the “Class ADV Agreement”) with DSI on behalf of the Class ADV shares of the Portfolio. The Class ADV Agreement provides that the Class ADV shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI, the Distributor, at an annual rate not to exceed 0.50% of the average daily net assets. For the period ended June 30, 2005, Class ADV shares paid 12b-1 fees at a rate of 0.35% of average daily net assets. There is a written waiver of 0.15%.

The Manager and the Trust have entered into Portfolio Management Agreements with each Portfolio Manager. These Portfolio Managers provide investment advice for the various Portfolios and are paid by the Manager based on the average daily net assets of the respective Portfolios. The Portfolio Managers of each of the Series are as follows (*related party Advisor):

Series	Portfolio Manager

JPMorgan Small Cap Equity	J.P. Morgan Investment Management Inc.
Legg Mason Value	Legg Mason Funds Management, Inc.
Marsico Growth	Marsico Capital Management, LLC
Mercury Large Cap Growth	Fund Asset Management L.P. (d/b/a Mercury Advisors)

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Series	Portfolio Manager

MFS Total Return	Massachusetts Financial Services Company
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
Van Kampen Growth and Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

NOTE 7 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I		Class S		Class S2		Class ADV

	Six Months	May 6,	Six Months		Six Months		Six Months	August 12,
	Ended	2004(1) to	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

JPMorgan Small Cap Equity (Number of Shares)
Shares sold	877,596	4,042,632	1,973,111	7,266,410	623,338	1,442,951	21,681	21,409
Dividends reinvested	—	3,214	—	11,873	—	2,483	—	18
Shares redeemed	(784,648)	(923,697)	(1,174,778)	(1,580,979)	(54,686)	(38,472)	(3,246)	(1,978)

Net increase in shares outstanding	92,948	3,122,149	798,333	5,697,304	568,652	1,406,962	18,435	19,449

JPMorgan Small Cap Equity ($)
Shares sold	$11,297,928	$46,830,482	$25,261,874	$85,607,644	$7,905,056	$16,631,895	$277,212	$240,723
Dividends reinvested	—	42,458	—	156,606	—	32,622	—	242
Shares redeemed	(10,085,010)	(10,762,403)	(14,902,524)	(17,415,961)	(709,035)	(450,661)	(41,853)	(24,981)

Net increase	$1,212,918	$36,110,537	$10,359,350	$68,348,289	$7,196,021	$16,213,856	$235,359	$215,984

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		April 11,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2005	2004	2005	2004	2005	2004	2005

Legg Mason Value (Number of Shares)
Shares sold	642,156	373,332	12,311,606	10,655,841	765,910	724,786	10,746
Dividends reinvested	—	931	—	42,191	—	2,163	—
Shares redeemed	(123,988)	(3,935)	(2,125,334)	(3,680,860)	(183,520)	(149,560)	(129)

Net increase in shares outstanding	518,168	370,328	10,186,272	7,017,172	582,390	577,389	10,617

Legg Mason Value ($)
Shares sold	$6,171,754	$3,412,086	$117,015,852	$95,564,756	$7,343,379	$6,498,505	$103,259
Dividends reinvested	—	9,049	—	410,099	—	21,001	—
Shares redeemed	(1,190,332)	(36,176)	(19,758,518)	(32,976,683)	(1,790,498)	(1,317,713)	(1,259)

Net increase	$4,981,422	$3,384,959	$97,257,334	$62,998,172	$5,552,881	$5,201,793	$102,000

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

Marsico Growth

(Number of Shares)
Shares sold	550,859	180,216	1,727,870	3,975,733	239,745	448,816	177,660	145,938
Shares redeemed	(268,696)	(103,897)	(3,998,563)	(8,714,862)	(62,453)	(47,553)	(38,031)	(25,390)

Net increase (decrease) in shares outstanding	282,163	76,319	(2,270,693)	(4,739,129)	177,292	401,263	139,629	120,548

Marsico Growth ($)
Shares sold	$7,790,896	$2,348,696	$24,459,431	$51,384,504	$3,383,575	$5,838,655	$2,523,323	$1,894,401
Shares redeemed	(3,884,185)	(1,381,911)	(56,499,901)	(112,922,003)	(881,309)	(608,082)	(530,079)	(348,853)

Net increase (decrease)	$3,906,711	$966,785	$(32,040,470)	$(61,537,499)	$2,502,266	$5,230,573	$1,993,244	$1,545,548

	Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months	March 17,
	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Mercury Large Cap Growth

(Number of Shares)
Shares sold	583,738	906,184	30,948	122,342	19,705	8,406
Dividends reinvested	—	137,666	—	15,507	—	667
Shares redeemed	(349,921)	(659,888)	(28,485)	(14,231)	(294)	(407)

Net increase in shares outstanding	233,817	383,962	2,463	123,618	19,411	8,666

Mercury Large Cap Growth ($)
Shares sold	$6,046,542	$9,340,034	$314,377	$1,262,302	$200,795	$85,598
Dividends reinvested	—	1,432,859	—	160,788	—	6,926
Shares redeemed	(3,633,945)	(6,698,717)	(288,789)	(144,455)	(3,077)	(4,104)

Net increase	$2,412,597	$4,074,176	$25,588	$1,278,635	$197,718	$88,420

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

MFS Total Return

(Number of Shares)
Shares sold	507,117	197,483	2,756,481	6,000,644	528,553	965,354	125,114	195,248
Dividends reinvested	—	5,054	—	1,424,362	—	36,981	—	3,343
Shares redeemed	(99,370)	(64,110)	(2,216,101)	(5,500,680)	(117,247)	(75,864)	(16,176)	(29,399)

Net increase in shares outstanding	407,747	138,427	540,380	1,924,326	411,306	926,471	108,938	169,192

MFS Total Return ($)
Shares sold	$9,527,323	$3,523,177	$51,420,801	$106,044,579	$9,829,800	$17,071,758	$2,358,578	$3,442,138
Dividends reinvested	—	94,047	—	26,478,898	—	684,521	—	61,786
Shares redeemed	(1,851,637)	(1,140,300)	(41,428,257)	(97,955,098)	(2,191,041)	(1,351,867)	(299,148)	(516,996)

Net increase	$7,675,686	$2,476,924	$9,992,544	$34,568,379	$7,638,759	$16,404,412	$2,059,430	$2,986,928

(1)	Commencement of operations.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

T. Rowe Price Capital Appreciation

(Number of Shares)
Shares sold	433,616	858,067	6,311,829	12,950,340	757,446	1,301,041	888,593	527,747
Dividends reinvested	—	40,601	—	1,274,233	—	38,593	—	9,212
Shares redeemed	(79,054)	(211,689)	(679,107)	(2,135,332)	(13,864)	(16,906)	(67,766)	(18,053)

Net increase in shares outstanding	354,562	686,979	5,632,722	12,089,241	743,582	1,322,728	820,827	518,906

T. Rowe Price Capital Appreciation ($)
Shares sold	$10,591,754	$19,413,925	$153,825,952	$291,108,962	$18,409,226	$29,102,917	$21,526,202	$12,356,477
Dividends reinvested	—	986,205	—	30,925,646	—	934,335	—	222,380
Shares redeemed	(1,931,176)	(4,749,172)	(16,711,592)	(47,118,256)	(341,188)	(382,615)	(1,633,635)	(408,788)

Net increase	$8,660,578	$15,650,958	$137,114,360	$274,916,352	$18,068,038	$29,654,637	$19,892,567	$12,170,069

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months	January 15,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

T. Rowe Price Equity Income

(Number of Shares)
Shares sold	699,395	574,735	6,067,642	18,779,810	539,445	864,630	623,844	276,755
Dividends reinvested	—	11,006	—	944,346	—	23,630	—	3,708
Shares redeemed	(88,486)	(40,064)	(1,627,493)	(2,863,838)	(124,433)	(92,338)	(89,312)	(18,593)

Net increase in shares outstanding	610,909	545,677	4,440,149	16,860,318	415,012	795,922	534,532	261,870

T. Rowe Price Equity Income ($)
Shares sold	$9,481,684	$7,372,442	$82,770,291	$235,349,305	$7,327,578	$10,870,616	$8,438,247	$3,542,041
Dividends reinvested	—	149,018	—	12,767,556	—	318,762	—	49,904
Shares redeemed	(1,219,463)	(493,023)	(22,159,348)	(36,690,870)	(1,696,698)	(1,148,576)	(1,199,558)	(236,539)

Net increase	$8,262,221	$7,028,437	$60,610,943	$211,425,991	$5,630,880	$10,040,802	$7,238,689	$3,355,406

	Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months	February 22,
	Ended	Year Ended	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Van Kampen Growth and Income

(Number of Shares)
Shares sold	1,012,863	1,441,386	385,589	1,093,115	5,581	21,211
Dividends reinvested	—	308,286	—	22,085	—	201
Shares redeemed	(2,414,303)	(3,094,677)	(175,019)	(58,988)	(445)	(3,507)

Net increase (decrease) in shares outstanding	(1,401,440)	(1,345,005)	210,570	1,056,212	5,136	17,905

Van Kampen Growth and Income ($)
Shares sold	$25,190,329	$33,052,961	$9,565,216	$24,769,286	$138,731	$482,944
Dividends reinvested	—	7,531,437	—	538,210	—	4,877
Shares redeemed	(60,033,430)	(70,274,335)	(4,364,481)	(1,322,180)	(10,969)	(84,020)

Net increase (decrease)	$(34,843,101)	$(29,689,937)	$5,200,735	$23,985,316	$127,762	$403,801

(1)	Commencement of operations.

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

		Shares/	Initial			Percentage
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

MFS Total Return	Foster’s Finance Corp., 5.875%, due 06/15/35	1,202,000	06/21/05	$1,193,677	$1,212,292	0.1%
	Simon Property Group LP, 5.100%, due 06/15/15	610,000	06/01/05	609,799	610,852	0.0

				$1,803,476	$1,823,144	0.1%

T. Rowe Price Capital Appreciation	Assurant, Inc.	605,000	02/04/04	$15,486,032	$21,840,500	1.0%
	Atherogenics, Inc., 1.500%, due 02/01/12	830,000	01/06/05	830,000	660,888	0.0
	CapitalSource, Inc., 3.500%, due 07/15/34	6,750,000	07/01/04	6,753,311	6,142,500	0.3
	Delta Air Lines, Inc., 2.875%, due 02/18/24	17,190,000	02/03/04	15,865,902	5,801,625	0.3
	Fortis Insurance	3,500	01/20/05	3,500,000	3,845,625	0.2
	Host Marriott LP, 3.250%, due 04/15/24	12,640,000	12/03/04	14,021,747	14,077,800	0.6
	Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,975,000	09/29/04	7,978,744	7,616,125	0.3
	NRG Energy, Inc.	12,000	12/15/04	12,199,550	13,180,500	0.6
	Red Hat, Inc., 0.500%, due 01/15/24	9,117,000	01/07/04	9,031,495	7,715,261	0.3
	Roche Holdings, Inc., 2.310%, due 07/25/21	36,750,000	07/13/01	20,640,865	25,445,700	1.1
	Tyco Intl. Group SA, 2.750%, due 01/15/18	4,400,000	01/07/03	4,400,000	5,698,000	0.3
	Tyco Intl. Group SA, 3.125%, due 01/15/23	2,200,000	01/07/03	2,200,000	3,052,500	0.1

				$112,907,646	$115,077,024	5.1%

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six months ended June 30, 2005, the Portfolios did not have any loans outstanding under the line of credit.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with the cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

JPMorgan Small Cap Equity	$38,573,282	$40,081,151
Marsico Growth	169,110,119	173,998,041
MFS Total Return	394,401,877	405,322,310
T. Rowe Price Capital Appreciation	380,826,668	392,489,020
T. Rowe Price Equity Income	161,520,741	167,510,884
Van Kampen Growth and Income	106,039,784	108,908,429

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders were as follows for the year ended December 31, 2004:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital

JPMorgan Small Cap Equity	$—	$231,928	$—
Legg Mason Value	440,149	—	—
Mercury Large Cap Growth	575,565	995,137	29,871
MFS Total Return	27,319,252	—	—
T. Rowe Price Capital Appreciation	21,697,748	11,370,818	—
T. Rowe Price Equity Income	10,962,687	2,322,554	—
Van Kampen Growth and Income	8,074,524	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

		Undistributed	Unrealized	Post-October
	Undistributed	Long-Term	Appreciation/	Losses	Capital Loss	Expiration
	Ordinary Income	Capital Gains	(Depreciation)	Deferred	Carryforwards	Dates

JPMorgan Small Cap Equity	$11,686,365	$13,037,974	$22,529,008	$—	$—
Legg Mason Value	—	889,991	47,259,143	(3,822)	—
Marsico Growth	—	—	245,427,921	—	(378,577,054)	2009
					(367,059,276)	2010
					(110,597,085)	2011

					(856,233,415)

Mercury Large Cap Growth	—	—	2,350,645	—	—
MFS Total Return	37,760,025	51,117,055	142,648,435	—	—
T. Rowe Price Capital Appreciation	34,333,908	74,399,848	427,109,735	—	—
T. Rowe Price Equity Income	18,032,925	20,395,812	114,301,838	—	—
Van Kampen Growth and Income	9,008,022	—	143,160,304	—	(3,396,141)	2010

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

Directed Services, Inc. (“DSI”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the Trust that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, DSI reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the following Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net
	Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

JPMorgan Small Cap Equity
Class I	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class S	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class S2	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005
Class ADV	$—	$0.6171	$0.6884	July 6, 2005	June 30, 2005

Legg Mason Value
Class I	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class S	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class S2	$—	$—	$0.0196	July 6, 2005	June 30, 2005
Class ADV	$—	$—	$0.0196	July 6, 2005	June 30, 2005

MFS Total Return
Class I	$0.4588	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class S	$0.4152	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class S2	$0.4142	$0.0402	$0.6168	July 6, 2005	June 30, 2005
Class ADV	$0.4149	$0.0402	$0.6168	July 6, 2005	June 30, 2005

T. Rowe Price Capital Appreciation
Class I	$0.3732	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class S	$0.3256	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class S2	$0.3258	$0.0503	$0.8185	July 6, 2005	June 30, 2005
Class ADV	$0.3567	$0.0503	$0.8185	July 6, 2005	June 30, 2005

T. Rowe Price Equity Income
Class I	$0.1847	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class S	$0.1578	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class S2	$0.1528	$0.0672	$0.2551	July 6, 2005	June 30, 2005
Class ADV	$0.1746	$0.0672	$0.2551	July 6, 2005	June 30, 2005

Van Kampen Growth and Income
Class S	$0.2635	$—	$—	July 6, 2005	June 30, 2005
Class S2	$0.2632	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.2523	$—	$—	July 6, 2005	June 30, 2005

37

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.8%
		Advertising: 0.3%
4,300		ADVO, Inc.	$136,955
8,100	L	Catalina Marketing Corp.	205,821
21,400	@	Ventiv Health, Inc.	412,592

			755,368

		Aerospace/Defense: 1.8%
8,400	@	Armor Holdings, Inc.	332,724
15,700	@,L	BE Aerospace, Inc.	245,391
3,400		Curtiss-Wright Corp.	183,430
24,500	@	Esterline Technologies Corp.	981,960
10,600		Heico Corp.	248,146
13,000		Kaman Corp.	234,520
68,650	@	Moog, Inc.	2,161,789
12,300	@,L	Orbital Sciences Corp.	121,770

			4,509,730

		Agriculture: 0.5%
52,800	L	Alliance One Intl., Inc.	317,328
19,600		Universal Corp.	858,088

			1,175,416

		Airlines: 0.7%
38,300	@,L	America West Holdings Corp.	229,800
19,100	@,L	Delta Air Lines, Inc.	71,816
53,600	@,L	Expressjet Holdings, Inc.	456,136
30,600	@,L	Mesa Air Group, Inc.	205,326
48,600	@,L	Pinnacle Airlines Corp.	417,474
26,800		Skywest, Inc.	487,224

			1,867,776

		Apparel: 0.7%
5,400	@	DHB Industries, Inc.	45,630
10,700	@	Guess?, Inc.	177,406
21,500		K-Swiss, Inc.	695,310
12,400		Kellwood Co.	333,560
6,500		Russell Corp.	132,925
21,100	@,L	Skechers U.S.A., Inc.	300,886

			1,685,717

		Auto Manufacturers: 0.1%
11,300		Wabash National Corp.	273,799

			273,799

		Auto Parts and Equipment: 0.5%
8,600		American Axle & Manufacturing Holdings, Inc.	217,322
18,000		ArvinMeritor, Inc.	320,220
21,500	@	Hayes Lemmerz Intl., Inc.	153,080
37,300	@,L	Tenneco Automotive, Inc.	620,672

			1,311,294

		Banks: 7.2%
4,500	S	ABC Bancorp	81,360
9,900		Amcore Financial, Inc.	295,812
2,400	@	AmericanWest Bancorp	47,880
800		Bancfirst Corp.	69,592
23,700	L	Bank of the Ozarks, Inc.	778,308
2,460		Capital Corp of the West	68,265
7,800		Capitol Bancorp Ltd.	262,158
4,200		Center Financial Corp.	104,286
11,200	L	Central Pacific Financial Corp.	398,720
6,370	L	Chemical Financial Corp.	210,911
4,200		City Holding Co.	153,384
7,200		Columbia Banking System, Inc.	177,264
30,500		Community Bank System, Inc.	743,895
4,770		Community Trust Bancorp, Inc.	156,074
26,100	L	Corus Bankshares, Inc.	1,448,288
28,400	@,@@	EuroBancshares, Inc.	455,820
17,200	@@,L	First Bancorp Puerto Rico	690,580
7,650	L	First Republic Bank	270,275
22,200		First State Bancorporation	428,238
18,400		Fremont General Corp.	447,672
8,250	L	Glacier Bancorp, Inc.	215,573
20,400		Gold Banc Corp., Inc.	296,820
12,000	L	Greater Bay Bancorp	316,440
2,992		Hanmi Financial Corp.	49,966
19,100		IBERIABANK Corp.	1,176,750
15,200		Independent Bank Corp.	432,288
31,100		Irwin Financial Corp.	690,109
1,495	L	Macatawa Bank Corp.	51,862
4,300		MB Financial Corp.	171,269
6,600		Mercantile Bank Corp.	290,202
7,400		Nara Bancorp, Inc.	108,632
12,410	@@,L	Oriental Financial Group	189,377
2,992		Pacific Capital Bancorp	110,943
3,600		Peoples Bancorp, Inc.	96,300
25,700	L	PrivateBancorp, Inc.	909,266
42,400	@@	R-G Financial Corp.	750,056
1,050		Republic Bancorp, Inc.	22,796
21,970		Republic Bancorp, Inc.	329,111
3,500		Simmons First National Corp.	94,885
3,000		Southwest Bancorp, Inc.	61,440
1,200		State Financial Services Corp.	48,312
6,880		Sterling Bancorp	146,888
35,000		Sterling Bancshares, Inc.	544,600
33,800		Summit Bancshares, Inc.	584,740
5,545	@,L	Sun Bancorp, Inc.	114,615
1,200		Taylor Capital Group, Inc.	47,100
3,600		Trico Bancshares	80,424
5,900		Umpqua Holdings Corp.	138,886
80,654	@@	W Holding Co., Inc.	824,284
18,900		West Coast Bancorp	461,349
17,700		Westamerica Bancorporation	934,737
1,200	@	Western Sierra Bancorp	40,620

See Accompanying Notes to Financial Statements

38

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Banks (continued)
9,800		Wilshire Bancorp, Inc.	$140,434
4,400		Wintrust Financial Corp.	230,340

			17,990,196

		Biotechnology: 1.6%
37,000	@,L	Alexion Pharmaceuticals, Inc.	852,480
10,700	@,L	Applera Corp. — Celera Genomics Group	117,379
7,600	@,L	Ariad Pharmaceuticals, Inc.	50,616
1,100	@	Bio-Rad Laboratories, Inc.	65,131
13,000	@,L	Cell Genesys, Inc.	69,550
7,800	@	Diversa Corp.	40,638
21,800	@,L	Encysive Pharmaceuticals, Inc.	235,658
9,900	@	Enzon Pharmaceuticals, Inc.	64,152
3,800	@	Exelixis, Inc.	28,234
153,600	@	Genelabs Technologies	76,800
7,400	@,L	ICOS Corp.	156,658
73,300	@,L	Incyte Corp.	524,095
9,400	@,L	Integra LifeSciences Holdings Corp.	274,480
11,650	@	Lifecell Corp	184,187
7,897	@,L	Martek Biosciences Corp.	299,691
21,100	@,L	Myriad Genetics, Inc.	330,215
11,100	@,L	Nektar Therapeutics	186,924
2,600	@	Regeneration Technologies, Inc.	16,276
16,900	@	Seattle Genetics, Inc.	90,584
13,500	@,L	Telik, Inc.	219,510
4,000	@,L	Transkaryotic Therapies, Inc.	146,320

			4,029,578

		Building Materials: 2.1%
7,100	L	Eagle Materials, Inc.	657,389
9,500		ElkCorp.	271,225
43,900	L	Lennox Intl., Inc.	929,363
14,600	@,L	NCI Building Systems, Inc.	478,880
5,400		Texas Industries, Inc.	303,642
46,700		Universal Forest Products, Inc.	1,935,715
15,600		York Intl. Corp.	592,800

			5,169,014

		Chemicals: 1.6%
11,100	@,L	Cabot Microelectronics Corp.	321,789
900		Cytec Industries, Inc.	35,820
23,400	@	FMC Corp.	1,313,676
23,600		Georgia Gulf Corp.	732,780
3,000		HB Fuller Co.	102,180
25,400	@,L	Hercules, Inc.	359,410
8,200		Kronos Worldwide, Inc.	247,558
8,600	@	NewMarket Corp.	127,194
1,700	@@	Octel Corp.	30,600
39,900	@	PolyOne Corp.	264,138
11,900	@,L	Terra Industries, Inc.	81,039
16,400		Wellman, Inc.	167,116
31,000	@,L	WR Grace & Co.	241,490

			4,024,790

		Commercial Services: 4.2%
99,100		Aaron Rents, Inc.	2,466,599
4,200	@,L	ACE Cash Express, Inc.	107,352
12,200	@,@@,L	Alderwoods Group, Inc.	175,314
9,400	L	Arbitron, Inc.	403,260
3,800		Banta Corp.	172,368
50,500	@,L	BearingPoint, Inc.	370,165
5,700	@	Coinstar, Inc.	129,333
35,400	@	Corinthian Colleges, Inc.	452,058
1,400	@	CRA Intl., Inc.	75,390
8,000	@	DiamondCluster Intl., Inc.	90,400
8,600	@	Dollar Financial Corp.	91,246
18,600	@	Dollar Thrifty Automotive Group	706,428
12,000	@	Euronet Worldwide, Inc.	348,840
14,400	@,L	Gartner, Inc.	152,928
9,800	@	Geo Group, Inc.	245,490
2,600		Gevity HR, Inc.	52,078
22,600	@	Heidrick & Struggles Intl., Inc.	589,408
5,300	@	Korn/Ferry Intl.	94,075
21,900	@	Labor Ready, Inc.	510,489
23,600	@	Navigant Consulting, Inc.	416,776
5,900	L	Pre-Paid Legal Services, Inc.	263,435
11,800	@,L	Quanta Services, Inc.	103,840
32,300	@	Rent-A-Center, Inc.	752,267
9,000	@	SourceCorp., Inc.	178,380
13,700	@,L	Spherion Corp.	90,420
9,000		Startek, Inc.	147,780
50,400		Stewart Enterprises, Inc.	329,616
33,500	@	TeleTech Holdings, Inc.	273,025
14,000	@	United Rentals, Inc.	282,940
9,300	@	Valassis Communications, Inc.	344,565
1,200	@	Vertrue, Inc.	46,752

			10,463,017

		Computers: 2.7%
10,700	@,L	Advanced Digital Information Corp.	81,320
25,400		Agilysys, Inc.	398,780
2,100	@	Ansoft Corp.	50,736
1,300	@	BISYS Group, Inc.	19,422
67,300	@,L	Brocade Communications Systems, Inc.	261,124
36,800	@,L	Ciber, Inc.	293,664
3,300	@	Covansys Corp.	42,405
7,900	@,L	Dot Hill Systems Corp.	41,396
7,500	@,L	Echelon Corp.	51,600
3,700	@	Electronics for Imaging	77,848
7,100	L	Factset Research Systems, Inc.	254,464
25,200	@	Gateway, Inc.	83,160
17,600	@,L	Hutchinson Technology, Inc.	677,776
15,700		Imation Corp.	609,003
15,800	@,L	Intergraph Corp.	544,468
3,600	@	InterVoice, Inc.	31,068
17,200	@,L	Komag, Inc.	487,964
3,700	@,L	Kronos, Inc.	149,443
7,700	@,L	Lexar Media, Inc.	37,807
11,000	@	Magma Design Automation, Inc.	91,960
8,700	@,L	Manhattan Associates, Inc.	167,127
54,900	@	Maxtor Corp.	285,480
16,900	@,L	Mentor Graphics Corp.	173,225
4,000		MTS Systems Corp.	134,320
9,900	@,L	palmOne, Inc.	294,723
25,400	@	Perot Systems Corp.	361,188
33,300	@	Quantum Corp.	98,901
8,400	@,L	Radisys Corp.	135,660
55,100	@,L	Silicon Graphics, Inc.	39,121
41,700	@	Silicon Storage Technology, Inc.	168,051
2,400	@	Stratasys, Inc.	78,432
23,500	@	SYKES Enterprises, Inc.	222,780
7,400	@,L	Synaptics, Inc.	158,064
5,300		Talx Corp.	153,223
9,000	@,L	Tyler Technologies, Inc.	68,040

			6,823,743

		Distribution/Wholesale: 1.6%
23,600	@	Aviall, Inc.	745,524
2,200	@,L	Bell Microproducts, Inc.	20,680
8,000	@	Brightpoint, Inc.	177,520
5,300		Building Material Holding Corp.	367,237
12,800		Handleman Co.	211,328
25,500		Hughes Supply, Inc.	716,550
4,800	@	Nuco2, Inc.	123,216
24,100		Owens & Minor, Inc.	779,635

See Accompanying Notes to Financial Statements

39

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Distribution/Wholesale (continued)
8,400	@	United Stationers, Inc.	$412,440
11,200	@	Wesco Intl., Inc.	351,456

			3,905,586

		Diversified Financial Services: 1.2%
13,300	@,L	Accredited Home Lenders Holding Co.	585,200
5,500		Advanta Corp.	154,880
6,200		Asta Funding, Inc.	172,236
15,300	@,L	CompuCredit Corp.	524,484
2,900	@	Credit Acceptance Corp.	43,181
2,700	@,L	Encore Capital Group, Inc.	45,900
4,400	@,L	eSpeed, Inc.	39,204
14,300	@,L	Knight Capital Group, Inc.	108,966
21,000	@,L	Metris Cos., Inc.	303,660
5,200	@	Nasdaq Stock Market, Inc.	98,072
7,100		National Financial Partners Corp.	277,894
1,445	@	United PanAm Financial Corp.	39,607
10,600		Waddell & Reed Financial, Inc.	196,100
16,800	@	World Acceptance Corp.	504,840

			3,094,224

		Electric: 1.2%
14,300		Avista Corp.	265,837
7,500	L	Black Hills Corp.	276,375
16,700	@	El Paso Electric Co.	341,515
5,400	L	Idacorp, Inc.	165,402
1,000		MGE Energy Inc	36,380
1,984		NorthWestern Corp.	62,536
16,800		PNM Resources, Inc.	484,008
53,600	@,L	Sierra Pacific Resources	667,320
1,100		UIL Holdings Corp.	59,191
23,1002	L	Unisource Energy Corp.	710,325

			3,068,889

		Electrical Components and Equipment: 0.1%
20,200	@	Advanced Energy Industries, Inc.	158,772
6,100	@	Encore Wire Corp	70,699
4,300	@,L	General Cable Corp.	63,769
7,300	@	Power-One, Inc.	46,063
8,800	@,L	Valence Technology Inc	24,640

			363,943

		Electronics: 1.4%
900	L	Analogic Corp.	45,288
2,700		BEI Technologies, Inc.	72,036
5,500		Bel Fuse, Inc.	168,080
16,300	@,L	Benchmark Electronics, Inc.	495,846
8,900	@	Checkpoint Systems, Inc.	157,530
17,500		CTS Corp.	215,075
12,600	@,L	Cymer, Inc.	332,010
7,400	@	Electro Scientific Industries, Inc.	132,312
2,400	@,L	Faro Technologies, Inc.	65,424
10,900	@	Itron, Inc.	487,012
4,900	@	Planar Systems, Inc.	36,015
7,700	@	Rofin-Sinar Technologies, Inc.	252,560
5,600	@	Stoneridge, Inc.	36,960
16,400		Sypris Solutions, Inc.	202,868
8,800	@	Trimble Navigation Ltd.	342,936
27,000	@,L	TTM Technologies, Inc.	205,470
11,200	L	Watts Industries, Inc.	375,088
800	@	Zygo Corp.	7,840

			3,630,350

		Energy — Alternate Sources: 0.1%
3,300	@,L	Evergreen Solar, Inc.	21,219
8,000	@,L	Headwaters, Inc.	275,040

			296,259

		Engineering and Construction: 0.3%
5,000	@,L	Dycom Industries, Inc.	99,050
5,900	@	URS Corp.	220,365
8,800	@,L	Washington Group Intl., Inc.	449,856

			769,271

		Entertainment: 0.5%
8,600	@	Argosy Gaming Co.	400,846
4,700		Carmike Cinemas, Inc.	144,196
9,200	@,L	Macrovision Corp.	207,368
15,400	@	Pinnacle Entertainment, Inc.	301,224
8,400	@	Steinway Musical Instruments	246,624

			1,300,258

		Environmental Control: 0.2%
10,800	@	Duratek, Inc.	250,344
3,800	L	Metal Management, Inc.	73,530
7,400	@	Tetra Tech, Inc.	100,122
4,300	@,L	Waste Connections, Inc.	160,347

			584,343

		Food: 1.4%
48,900		Chiquita Brands Intl., Inc.	1,342,794
23,300		Corn Products Intl., Inc.	553,608
4,000		Flowers Foods, Inc.	141,440
9,400	@,L	Great Atlantic & Pacific Tea Co.	273,164
4,100		J&J Snack Foods Corp.	214,635
3,900	L	Nash Finch Co.	143,286
10,100	@	Pathmark Stores, Inc.	88,476
16,500		Sanderson Farms, Inc.	749,760

			3,507,163

		Forest Products and Paper: 0.1%
6,700		Schweitzer-Mauduit Intl., Inc.	208,571

			208,571

		Gas: 1.8%
9,600		Atmos Energy Corp.	276,480
23,800		Energen Corp.	834,190
17,800		New Jersey Resources Corp.	858,850
2,000		Nicor, Inc.	82,340
8,500		Northwest Natural Gas Co.	325,040
5,300		South Jersey Industries, Inc.	323,936
29,200	@,L	Southern Union Co.	716,860
20,500		Southwest Gas Corp.	522,955
14,000		WGL Holdings, Inc.	470,960

			4,411,611

		Hand/Machine Tools: 0.2%
17,100		Lincoln Electric Holdings, Inc.	566,865

			566,865

		Healthcare — Products: 3.4%
5,300	@	Abiomed, Inc.	45,315
14,100	@,L	Align Technology, Inc.	103,917
9,900	@,L	Animas Corp.	199,485
6,700		Arrow Intl., Inc.	213,730
11,400	@,L	Arthrocare Corp.	398,316
7,000	@	Biosite, Inc.	384,930
25,500	@,L	Conmed Corp.	784,635
9,400	L	Diagnostic Products Corp.	444,902
53,400	@	Encore Medical Corp.	296,370
4,300	@,L	Epix Medical, Inc.	38,055
4,700	@	Immucor, Inc.	136,065

See Accompanying Notes to Financial Statements

40

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
4,600	@	Inverness Medical Innovations, Inc.	$125,580
23,200	@,L	Kyphon, Inc.	807,128
15,600	L	LCA-Vision, Inc.	755,976
11,300		Mentor Corp.	468,724
31,000	@,L	Neurometrix, Inc.	620,930
15,900	@	Palatin Technologies, Inc.	27,825
4,200	@,L	Palomar Medical Technologies, Inc.	100,464
12,600	L	PolyMedica Corp.	449,316
40,400	@,L	PSS World Medical, Inc.	502,980
35,200		STERIS Corp.	907,104
16,100	@,L	Surmodics, Inc.	698,257

			8,510,004

		Healthcare — Services: 2.9%
39,700	@,L	Alliance Imaging, Inc.	415,262
5,700	@,L	America Service Group, Inc.	90,345
15,700	@	Apria Healthcare Group, Inc.	543,848
24,300	@	Centene Corp.	815,994
7,800	@,L	Genesis HealthCare Corp.	360,984
35,800	@	Kindred Healthcare, Inc.	1,418,038
23,400	@,L	OCA, Inc.	43,992
15,800	@	Pediatrix Medical Group, Inc.	1,161,932
13,400	@	Res-Care, Inc.	181,704
11,300	@,L	Sierra Health Services, Inc.	807,498
11,400	@	Symbion, Inc.	271,890
22,300	@	United Surgical Partners Intl., Inc.	1,161,384

			7,272,871

		Holding Companies — Diversified: 0.3%
16,700	L	Walter Industries, Inc.	671,340

			671,340

		Home Builders: 1.2%
17,800	@,L	Fleetwood Enterprises, Inc.	180,670
15,700		Levitt Corp.	469,744
4,800	@	Meritage Homes Corp.	381,600
31,550		Technical Olympic USA, Inc.	766,034
22,000	@	Thor Industries, Inc.	691,460
15,200	@,L	WCI Communities, Inc.	486,856
3,700	L	Winnebago Industries, Inc.	121,175

			3,097,539

		Home Furnishings: 0.2%
15,200	L	Furniture Brands Intl., Inc.	328,472
9,900		Stanley Furniture Co, Inc.	243,144

			571,616

		Household Products/Wares: 0.8%
6,200	L	American Greetings Corp.	164,300
174		CSS Industries, Inc.	5,888
7,500	@	Fossil, Inc.	170,250
17,100		Harland John H. Co.	649,800
13,200	@	Playtex Products, Inc.	142,032
32,800	L	Tupperware Corp.	766,536

			1,898,806

		Insurance: 2.6%
1,817	@	American Physicians Capital, Inc.	67,502
10,900	@,L	Argonaut Group, Inc.	251,681
45,700		Delphi Financial Group, Inc.	2,017,655
10,200		Direct General Corp.	189,822
9,500	L	Landamerica Financial Group, Inc.	564,015
3,017		Midland Co.	106,168
500	@,L	Navigators Group, Inc.	17,285
65,900	@	PMA Capital Corp.	581,897
9,000		Selective Insurance Group, Inc.	445,950
10,000		Stewart Information Services Corp.	420,000
3,900		United Fire & Casualty Co.	173,238
400	@	Vesta Insurance Group, Inc.	1,040
24,100		Zenith National Insurance Corp.	1,635,426

			6,471,679

		Internet: 3.2%
5,300	@	1-800-FLOWERS.COM, Inc.	37,312
500	@,L	aQuantive, Inc.	8,860
10,800	@,L	Ariba, Inc.	62,640
18,100	@,@@	AsiaInfo Holdings Inc	99,731
8,500	@,L	Autobytel, Inc.	41,055
14,300	@	Avocent Corp.	373,802
1,000	@,L	Blue Coat Systems, Inc.	29,880
102,300	@,L	CMGI, Inc.	193,347
37,900	@,L	CNET Networks, Inc.	444,946
7,700	@	Digital Insight Corp.	184,184
8,600	@,L	Digital River, Inc.	273,050
33,100	@	Digitas, Inc.	377,671
35,500	@	Doubleclick, Inc.	297,845
18,400	@	E.piphany, Inc.	64,032
89,600	@,L	Earthlink, Inc.	775,936
5,100	@	Equinix, Inc.	221,034
6,300	@,L	GSI Commerce, Inc.	105,525
54,300	@,L	Homestore, Inc.	110,229
13,100	@,L	Infospace, Inc.	431,383
15,100	@,L	Internet Security Systems, Inc.	306,379
1,800	@	Interwoven, Inc.	13,554
11,100	@	Ipass, Inc.	67,266
9,400	@,L	j2 Global Communications, Inc.	323,736
10,500	@,L	Jupitermedia Corp.	179,865
12,800	@	Lionbridge Technologies	86,784
37,400	@	Looksmart	27,676
3,600	@	Nutri/System, Inc.	53,136
11,600	@,L	Openwave Systems, Inc.	190,240
6,400	@	Portal Software, Inc.	12,768
14,900	@	Proquest Co.	488,571
8,100	@,L	Redback Networks, Inc.	51,678
40,500	@,L	Secure Computing Corp.	440,640
39,300	@	SupportSoft, Inc.	203,967
11,700	@	TIBCO Software, Inc.	76,518
17,600	@	Trizetto Group	246,576
23,000	L	United Online, Inc.	249,780
20,600	@,L	ValueClick, Inc.	253,998
13,100	@	Webex Communications, Inc.	345,971
6,700	@,L	webMethods, Inc.	37,520
5,200	@,L	Websense, Inc.	249,860

			8,038,945

		Investment Companies: 0.2%
36,275		Technology Investment Capital Corp.	536,870

			536,870

		Iron/Steel: 0.6%
9,900	@,S,L	AK Steel Holding Corp.	63,459
8,750		Gibraltar Industries, Inc.	162,225
7,100	@,L	Oregon Steel Mills, Inc.	122,191
12,300		Reliance Steel & Aluminum Co.	455,961
18,500		Ryerson Tull, Inc.	263,995
17,500		Steel Dynamics, Inc.	459,375

			1,527,206

See Accompanying Notes to Financial Statements

41

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Leisure Time: 0.2%
13,500	@,L	K2, Inc.	$171,180
15,200	@,L	Multimedia Games, Inc.	167,352
17,800	@,L	Navigant Intl., Inc.	261,482

			600,014

		Lodging: 0.2%
23,200	L	Ameristar Casinos, Inc.	605,288

			605,288

		Machinery — Construction and Mining: 0.5%
14,400	@	Astec Industries, Inc.	333,936
16,900		JLG Industries, Inc.	464,412
10,850		Joy Global, Inc.	364,452

			1,162,800

		Machinery — Diversified: 2.5%
20,100	@,L	AGCO Corp.	384,312
81,150		Applied Industrial Technologies, Inc.	2,620,333
15,400		Briggs & Stratton Corp.	533,148
9,300		Cascade Corp.	402,225
15,500	@	Flowserve Corp.	469,030
15,200		Manitowoc Co.	623,504
1,730	@	Middleby Corp.	91,448
7,800		Nacco Industries, Inc.	836,316
4,100		Sauer-Danfoss, Inc.	72,857
3,800	L	Tecumseh Products Co.	104,272
5,300	@,L	Unova, Inc.	141,139

			6,278,584

		Media: 1.6%
68,600	@,L	Charter Communications, Inc.	80,948
2,057	@,L	Emmis Communications Corp.	36,347
67,900	@	Gemstar-TV Guide Intl., Inc.	243,761
10,000		Gray Television, Inc.	120,600
9,500	@,L	Insight Communications Co., Inc.	104,975
1,500	@,L	Journal Register Co.	26,265
45,300	@	Lodgenet Entertainment Corp.	751,527
6,900		Media General, Inc.	446,844
60,400	@,L	Mediacom Communications Corp. — Class A	414,948
88,600	@	Primedia, Inc.	358,830
40,500	@,W	Radio One, Inc. Class D	517,185
6,200	@	Saga Communications, Inc.	86,800
12,900	@,L	Scholastic Corp.	497,295
21,500		World Wrestling Entertainment, Inc.	245,530

			3,931,855

		Metal Fabricate/Hardware: 1.1%
48,600		Commercial Metals Co.	1,157,652
8,800		NN, Inc.	111,584
25,800		Quanex Corp.	1,367,658
7,700		Valmont Industries, Inc.	198,660

			2,835,554

		Miscellaneous Manufacturing: 0.8%
4,400		Ameron Intl. Corp.	164,560
17,400	L	Barnes Group, Inc.	575,940
13,400		Crane Co.	352,420
2,600	@,L	ESCO Technologies, Inc.	262,080
5,600	@	Griffon Corp.	124,320
6,300	@	Hexcel Corp.	106,596
32,500	@	Jacuzzi Brands, Inc.	348,725

			1,934,641

		Office/Business Equipment: 0.7%
2,900	@	General Binding Corp.	63,568
24,400	@,L	Global Imaging Systems, Inc.	777,384
87,700	L	IKON Office Solutions, Inc.	834,027
6,100	@	Imagistics Intl., Inc.	170,800

			1,845,779

		Oil and Gas: 4.4%
9,300	@,S,L	ATP Oil & Gas Corp.	217,620
5,100	@	Callon Petroleum Co.	75,378
12,500	@	Cimarex Energy Co.	486,375
2,277	@	Clayton Williams Energy, Inc.	68,287
7,200	@	Comstock Resources, Inc.	182,088
11,500	@,L	Energy Partners Ltd.	301,415
4,400	@	Giant Industries, Inc.	158,400
60,800	@	Grey Wolf, Inc.	450,528
44,000	@	Houston Exploration Co.	2,334,200
11,400	@	Mission Resources Corp.	91,998
9,100	@	Parker Drilling Co.	63,791
4,200		Penn Virginia Corp.	187,614
57,300	@	Southwestern Energy Co.	2,691,954
16,200		St. Mary Land & Exploration Co.	469,476
10,300	@,L	Stone Energy Corp.	503,670
9,400	@,L	Swift Energy Co.	336,708
16,700		Tesoro Petroleum Corp.	776,884
43,800	@	TODCO	1,124,346
21,200		Vintage Petroleum, Inc.	645,964

			11,166,696

		Oil and Gas Services: 1.4%
4,500		Gulf Island Fabrication, Inc.	89,460
13,500	@,L	Hanover Compressor Co.	155,385
6,700	@	Hydril Co.	364,145
64,600	@	Key Energy Services, Inc.	779,722
13,200	@	Lone Star Technologies, Inc.	600,600
2,800		Lufkin Industries, Inc.	100,744
20,500	@	Oceaneering Intl., Inc.	792,325
8,800	@,L	Oil States Intl., Inc.	221,496
13,300	@	Veritas DGC, Inc.	368,942

			3,472,819

		Packaging and Containers: 0.5%
7,800	@	Crown Holdings, Inc.	110,994
7,000		Greif, Inc.	427,700
14,600		Silgan Holdings, Inc.	821,104

			1,359,798

		Pharmaceuticals: 3.2%
9,600	@,L	Abgenix, Inc.	82,368
9,200	@,L	Able Laboratories, Inc.	32,016
42,100	@,L	Adolor Corp.	389,425
23,600	@,L	Andrx Corp.	479,316
4,400	@,L	Antigenics, Inc.	23,804
30,000	@,L	Atherogenics, Inc.	479,400
32,500	@,L	Auxilium Pharmaceuticals, Inc.	155,025
172,600	@	AVANIR Pharmaceuticals	483,280
11,100	@	Corixa Corp.	48,618
37,300	@	Cubist Pharmaceuticals, Inc.	491,241
6,700	@,L	CV Therapeutics, Inc.	150,214
76,900	@	Cypress Bioscience, Inc.	1,015,080
11,600	@,L	Impax Laboratories, Inc.	182,120
15,500	@,L	Ligand Pharmaceuticals, Inc.	107,725
25,100		Medicis Pharmaceutical Corp.	796,423
31,800	@,L	Nabi Biopharmaceuticals	484,314
12,900	@	OSI Pharmaceuticals, Inc.	527,223
2,700	@,L	Par Pharmaceutical Cos., Inc.	85,887
9,100	@	Renovis, Inc.	138,957
30,400	@,L	Rigel Pharmaceuticals, Inc.	605,568
423	@,L	Tanox, Inc.	4,958
26,000	@	Theravance, Inc.	442,000

See Accompanying Notes to Financial Statements

42

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
15,100	@,L	United Therapeutics Corp.	$727,820
4,700	@,L	Vicuron Pharmaceuticals, Inc.	131,130

			8,063,912

		Real Estate: 0.0%
2,700	@	Jones Lang LaSalle, Inc.	119,421

			119,421

		Real Estate Investment Trusts: 7.7%
27,100	S	Affordable Residential Communities	361,785
18,200		American Financial Realty Trust	279,916
30,900		American Home Mortgage Investment Corp.	1,080,264
31,800		Anthracite Capital, Inc.	376,830
3,500		Ashford Hospitality Trust, Inc.	37,800
5,400	@	Boykin Lodging Co.	72,360
16,900	L	Capital Automotive	645,073
49,500		Carramerica Realty Corp.	1,790,910
13,100		Entertainment Properties Trust	602,600
28,500		Equity Inns, Inc.	379,050
30,500	@	Felcor Lodging Trust, Inc.	441,640
13,700		Gables Residential Trust	592,251
13,900		Glimcher Realty Trust	385,725
46,700		Government Properties Trust, Inc.	453,924
13,200	L	IMPAC Mortgage Holdings, Inc.	246,180
61,900		Innkeepers USA Trust	924,786
2,500		Kilroy Realty Corp.	118,725
7,500		LaSalle Hotel Properties	246,075
29,300		Lexington Corporate Properties Trust	712,283
37,300		LTC Properties, Inc.	772,110
33,800		Maguire Properties, Inc.	957,892
47,200	@	Meristar Hospitality Corp.	405,920
29,100	L	MFA Mortgage Investments, Inc.	216,795
40,800	L	Mid-America Apartment Communities, Inc.	1,853,135
4,300		National Health Investors, Inc.	120,701
10,100	L	Novastar Financial, Inc.	395,415
28,000	L	Pennsylvania Real Estate Investment Trust	1,330,000
33,500		Prentiss Properties Trust	1,220,740
39,900		RAIT Investment Trust	1,195,005
19,400		Saul Centers, Inc.	705,190
10,700		Taubman Centers, Inc.	364,763

			19,285,843

		Retail: 6.9%
25,400	@	Aeropostale, Inc.	853,440
28,900	@	Asbury Automotive Group, Inc.	445,349
5,900		Big 5 Sporting Goods Corp.	167,442
13,000	@	Brookstone, Inc.	245,440
5,500		Brown Shoe Co., Inc.	215,325
6,300	@,L	Build-A-Bear Workshop, Inc.	147,735
18,200	@	Burlington Coat Factory Warehouse Corp.	776,048
59,600		Cash America Intl., Inc.	1,199,152
3,700	@	CEC Entertainment, Inc.	155,733
98,000	@	Charming Shoppes	914,340
12,000	@,L	Childrens Place Retail Stores, Inc.	560,040
30,000	@,L	CKE Restaurants, Inc.	417,600
6,500	@,L	Dress Barn, Inc.	147,095
3,400	@	Electronics Boutique Holdings Corp.	215,866
19,900	@,L	Genesco, Inc.	738,091
10,600	@,L	HOT Topic, Inc.	202,672
13,200	@	Insight Enterprises, Inc.	266,376
2,800	@	J Jill Group, Inc.	38,500
9,600	@	Jack in The Box, Inc.	364,032
13,100		Kenneth Cole Productions, Inc.	407,672
53,700	L	Landry’s Restaurants, Inc.	1,615,833
15,000	L	Lithia Motors, Inc.	432,750
9,800	@	MarineMax, Inc.	306,250
11,300		Movado Group, Inc.	213,344
5,500		Movie Gallery, Inc.	145,365
6,700	@	O’Charleys, Inc.	118,322
14,400	@	Pacific Sunwear of California, Inc.	331,056
19,900	@,L	Pantry, Inc.	770,727
15,900	@	Petco Animal Supplies, Inc.	466,188
7,800	@	Rare Hospitality Intl., Inc.	237,666
27,100		Ruby Tuesday, Inc.	701,890
37,400	@	Ryan’s Restaurant Group, Inc.	523,974
14,100	@,L	Select Comfort Corp.	302,163
22,500	@,L	Shopko Stores, Inc.	546,975
6,100		Sonic Automotive, Inc.	129,686
3,900	@,L	Sports Authority, Inc.	124,020
3,000	@	Stage Stores, Inc.	130,800
29,900		Stein Mart, Inc.	657,800
27,400	@	Too, Inc.	640,338
6,400	@	Trans World Entertainment	75,712
7,500		United Auto Group, Inc.	223,500
10,000		World Fuel Services Corp.	234,100

			17,406,407

		Savings and Loans: 1.4%
49,500		BankAtlantic Bancorp, Inc.	938,026
5,700	L	Commercial Capital Bancorp, Inc.	95,247
6,600		Dime Community Bancshares, Inc.	100,320
25,237		First Niagara Financial Group, Inc.	367,955
781		First Place Financial Corp.	15,690
1,100	@	Firstfed Financial Corp.	65,571
14,000		Flagstar Bancorp, Inc.	265,020
4,100	@	ITLA Capital Corp.	220,990
13,400		Partners Trust Financial Group, Inc.	143,112
30,500		Provident New York Bancorp	369,355
11,300	@	Sterling Financial Corp.	422,620
8,800		WSFS Financial Corp.	481,448

			3,485,354

		Semiconductors: 3.9%
7,400	@	Actel Corp.	102,860
9,600	@,S,L	ADE Corp.	269,280
29,900	@,L	AMIS Holdings, Inc.	398,866
47,000	@,L	Amkor Technology, Inc.	211,500
32,400	@	Applied Micro Circuits Corp.	82,944
8,100	@	Asyst Technologies, Inc.	36,126
91,200	@,L	Atmel Corp.	216,144
5,400	@,L	ATMI, Inc.	156,654
12,300	@,L	August Technology Corp.	143,295
41,500	@,L	Axcelis Technologies, Inc.	284,690
15,700	@	Brooks Automation, Inc.	233,145
22,200	@	Cirrus Logic, Inc.	117,882
2,687		Cohu, Inc.	53,874
44,600	@	Conexant Systems, Inc.	71,806
16,400	@,L	Credence Systems Corp.	148,420
38,100	@	Cypress Semiconductor Corp.	479,679
7,100	@,L	Diodes, Inc.	221,520
7,200	@	DSP Group, Inc.	171,864
6,500	@,L	Exar Corp.	96,785
17,900	@	Fairchild Semiconductor Intl., Inc.	264,025

See Accompanying Notes to Financial Statements

43

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Semiconductors (continued)
5,000	@,L	Genesis Microchip, Inc.	$92,300
10,600	@	Integrated Circuit Systems, Inc.	218,784
7,900	@,L	Integrated Silicon Solutions, Inc.	58,539
13,200	@	IXYS Corp.	187,176
7,000	@	Kopin Corp.	35,700
14,100	@	Lattice Semiconductor Corp.	62,604
16,900	@	LTX Corp.	83,824
19,100	@	Mattson Technology, Inc.	136,756
25,200	@	Micrel, Inc.	290,304
19,100	@	Microsemi Corp.	359,080
8,700	@,L	Mindspeed Technologies, Inc.	10,614
19,900	@,L	MIPS Technologies, Inc.	143,280
5,500	@,L	MKS Instruments, Inc.	92,895
16,500	@	Mykrolis Corp.	234,465
20,700	@,L	Omnivision Technologies, Inc.	281,313
96,400	@,L	ON Semiconductor Corp.	443,440
20,900	@,L	Photronics, Inc.	487,806
20,500	@,L	Pixelworks, Inc.	175,890
20,900	@	PMC — Sierra, Inc.	194,997
5,400	@	Power Integrations, Inc.	116,478
14,500	@,L	Rambus, Inc.	194,010
13,200	@	Semitool, Inc.	125,928
22,600	@	Semtech Corp.	376,290
12,600	@,L	Sigmatel, Inc.	216,216
26,600	@,L	Silicon Image, Inc.	272,916
11,700	@,L	Silicon Laboratories, Inc.	306,657
37,200	@,L	Skyworks Solutions, Inc.	274,164
3,700	@	Supertex, Inc.	65,342
25,700	@,L	Transmeta Corp.	15,677
3,000	@,L	Ultratech, Inc.	54,900
7,000	@,L	Varian Semiconductor Equipment Associates, Inc.	259,000
63,500	@	Vitesse Semiconductor Corp.	132,715
7,900	@,L	Zoran Corp.	104,991

			9,866,410

		Software: 2.9%
32,500		Acxiom Corp.	678,600
7,000	@	Ansys, Inc.	248,570
15,800	@	Aspen Technology, Inc.	82,160
19,100	@	Borland Software Corp.	131,026
22,400		Computer Programs & Systems, Inc.	834,848
11,100	@,L	CSG Systems Intl., Inc.	210,678
3,000	@	Dendrite Intl., Inc.	41,400
9,400	@	Epicor Software Corp.	124,080
8,000	@	EPIQ Systems, Inc.	130,880
4,400	@,L	Filenet Corp.	110,616
13,100	@,L	Informatica Corp.	109,909
7,400	@,L	InPhonic, Inc.	113,812
33,400		Inter-Tel, Inc.	621,574
1,800	@	Intervideo, Inc.	25,884
9,500	@	JDA Software Group, Inc.	108,110
14,900	@,L	Mantech Intl. Corp.	462,496
5,637	@,L	MicroStrategy, Inc.	298,986
7,825	@	MRO Software, Inc.	95,254
82,800	@	Parametric Technology Corp.	528,264
5,900	@	Pegasystems, Inc.	34,810
24,300	@,L	Per-Se Technologies, Inc.	510,786
12,800	@	Phoenix Technologies Ltd.	99,584
27,400	@	Progress Software Corp.	826,110
1,400	@,L	Quality Systems, Inc.	66,332
7,100	@,L	Quest Software, Inc.	96,773
4,100	@	Safeguard Scientifics, Inc.	5,248
1,200	@	SPSS, Inc.	23,052
2,900		SS&C Technologies, Inc.	91,872
3,700	@	TradeStation Group, Inc.	31,746
13,700	@	Transaction Systems Architects, Inc.	337,431
16,000	@	Wind River Systems, Inc.	250,880

			7,331,771

		Telecommunications: 4.3%
43,500	@	3Com Corp.	158,340
39,500	@	Adaptec, Inc.	153,260
17,800	@	Aeroflex, Inc.	149,520
25,500	@,L	Anixter Intl., Inc.	947,835
31,900	@	Arris Group, Inc.	277,849
25,400	@,L	Aspect Communications Corp.	285,242
4,400	@,L	Audiovox Corp.	68,200
9,500		Black Box Corp.	336,300
11,910	@,L	Broadwing Corp.	55,024
19,100	@	C-COR.net Corp.	130,835
23,800	@	Centennial Communications Corp.	330,344
15,300	@	Ciena Corp.	31,977
142,100	@	Cincinnati Bell, Inc.	611,030
17,800	@,L	CommScope, Inc.	309,898
4,350	@,L	Comtech Telecommunications	141,941
19,200		CT Communications, Inc.	250,560
6,700	@,L	Ditech Communications Corp.	43,483
128,100	@,L	Dobson Communications Corp.	545,706
21,900	@	Extreme Networks	89,790
9,100	@,L	Finisar Corp.	9,555
19,400	@	Foundry Networks, Inc.	167,422
2,336	@	Glenayre Technologies, Inc.	8,807
12,900	@,L	Harmonic, Inc.	62,307
7,800	@	Hypercom Corp.	50,466
3,300	@,L	Interdigital Communications Corp.	57,750
5,500	@,L	Intrado, Inc.	82,280
71,300	@,L	ITC Deltacom, Inc.	60,605
20,700	@,L	Mastec, Inc.	182,160
36,200	@,L	MRV Communications, Inc.	78,554
10,300	@,L	Netgear, Inc.	191,580
27,100		Plantronics, Inc.	985,356
4,700	@	Polycom, Inc.	70,077
3,800	@	Powerwave Technologies, Inc.	38,836
138,100	@	Premiere Global Services, Inc.	1,559,149
33,000	@,L	Primus Telecommunications GP	20,790
6,300	@,L	RCN Corp.	145,467
1,343	@,L	Remec, Inc.	8,595
54,100	@,L	RF Micro Devices, Inc.	293,763
12,900	@	Safenet, Inc.	439,374
35,200	@	Symmetricom, Inc.	365,024
9,300	@	Talk America Holdings, Inc.	93,093
15,400	@,L	Tekelec	258,720
13,400	@	Terayon Corp.	41,406
23,700	@	Time Warner Telecom, Inc.	140,304
23,000	@	US Unwired, Inc.	133,860
33,400	@	Utstarcom, Inc.	250,166
21,900	@	Westell Technologies, Inc.	130,962

			10,843,562

		Textiles: 0.5%
36,600	L	Angelica Corp.	897,066
10,900		Unifirst Corp.	441,886

			1,338,952

		Toys/Games/Hobbies: 0.5%
33,700	@,L	JAKKS Pacific, Inc.	647,377
16,800	@,L	RC2 Corp.	631,176

			1,278,553

		Transportation: 1.5%
7,900	L	Arkansas Best Corp.	251,299
23,600	@	Genesee & Wyoming, Inc.	642,156

See Accompanying Notes to Financial Statements

44

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Transportation (continued)
3,854	@	Gulfmark Offshore, Inc.	$105,253
5,700	@	HUB Group, Inc.	142,785
9,200	L	Offshore Logistics, Inc.	302,128
4,600	@,L	Old Dominion Freight Line	123,418
9,800		Overnite Corp.	421,204
24,400	@	RailAmerica, Inc.	290,360
30,400	@	SCS Transportation, Inc.	541,120
5,800	@,L	Swift Transportation Co., Inc.	135,082
16,800	@	US Xpress Enterprises, Inc.	200,088
24,000		Werner Enterprises, Inc.	471,360

			3,626,253

		Trucking and Leasing: 0.6%
4,800	@	Amerco, Inc.	257,040
24,400		GATX Corp.	841,800
9,500		Greenbrier Cos., Inc.	257,450
6,300		Interpool, Inc.	134,694

			1,490,984

		Total Common Stock (Cost $227,339,353)	243,714,897

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$520,000	S	1.875%, due 11/30/05	$517,136

		Total U.S. Treasury Obligations (Cost $518,230)	517,136

		Total Long-Term Investments (Cost $227,857,583)	244,232,033

SHORT-TERM INVESTMENTS: 15.9%
		Securities Lending CollateralCC: 15.9%
40,081,151		The Bank of New York Institutional Cash Reserves Fund	40,081,151

		Total Short-Term Investments (Cost $40,081,151)	40,081,151

Total Investments In Securities (Cost $267,938,734)*	112.9%	$284,313,184
Other Assets and Liabilities-Net	(12.9)	(32,493,114)

Net Assets	100.0%	$251,820,070

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $268,296,529. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,165,424
Gross Unrealized Depreciation	(12,148,769)

Net Unrealized Appreciation	$16,016,655

Information concerning open futures contracts for the ING JPMorgan Small Cap Equity Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

Russell 2000	27	8,681,850	09/15/05	$82,572

See Accompanying Notes to Financial Statements

45

ING LEGG MASON VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 2.0%
867,600	@@	WPP Group PLC	$8,890,438

			8,890,438

		Commercial Services: 2.9%
288,600		McKesson Corp.	12,926,394

			12,926,394

		Computers: 2.5%
76,900		International Business Machines Corp.	5,705,980
305,700		Seagate Technology, Inc.	5,365,035

			11,071,015

		Diversified Financial Services: 11.2%
115,400		Capital One Financial Corp.	9,233,154
249,000		Citigroup, Inc.	11,511,270
328,800		Countrywide Financial Corp.	12,694,968
464,332		J.P. Morgan Chase & Co.	16,400,206

			49,839,598

		Electric: 4.9%
1,334,900	@	AES Corp.	21,865,662

			21,865,662

		Environmental Control: 1.9%
304,200		Waste Management, Inc.	8,621,028

			8,621,028

		Food: 2.3%
409,800		Albertson’s, Inc.	8,474,664
87,700	@	Kroger Co.	1,668,931

			10,143,595

		Healthcare — Services: 12.4%
258,900		Aetna, Inc.	21,442,098
184,700	@	Health Net, Inc.	7,048,152
524,900		UnitedHealth Group, Inc.	27,359,566

			55,849,816

		Insurance: 4.4%
170,300		MGIC Investment Corp.	11,106,966
218,200		St. Paul Travelers Cos., Inc.	8,625,446

			19,732,412

		Internet: 18.1%
601,800	@	Amazon.Com, Inc.	19,907,545
397,300	@	eBay, Inc.	13,114,873
53,800	@	Google, Inc.	15,825,270
871,200	@	IAC/InterActiveCorp	20,952,360
25,600	@	Symantec Corp.	556,544
294,700	@	Yahoo!, Inc.	10,211,355

			80,567,947

		Media: 4.5%
742,600	@	DIRECTV Group, Inc.	11,510,300
514,900	@	Time Warner, Inc.	8,603,979

			20,114,279

		Miscellaneous Manufacturing: 8.5%
461,700		Eastman Kodak Co.	12,396,645
872,200	@@	Tyco Intl. Ltd.	25,468,240

			37,864,885

		Pharmaceuticals: 1.5%
244,400		Pfizer, Inc.	6,740,552

			6,740,552

		Retail: 5.2%
254,900		Home Depot, Inc.	9,915,610
89,800	@	Sears Holdings Corp.	13,458,326

			23,373,936

		Savings and Loans: 1.7%
185,600		Washington Mutual, Inc.	7,552,064

			7,552,064

		Software: 4.2%
207,500	@	Electronic Arts, Inc.	11,746,575
153,700	@	Intuit, Inc.	6,933,407

			18,679,982

		Telecommunications: 11.5%
210,800	@	Cisco Systems, Inc.	4,028,388
1,126,500	@	Nextel Communications, Inc.	36,397,215
2,879,500	@	Qwest Communications Intl.	10,682,945

			51,108,548

		Total Common Stock (Cost $401,510,585)	444,942,151

Total Investments In Securities (Cost $401,510,585)*	99.7%	$444,942,151
Other Assets and Liabilities-Net	0.3	1,163,146

Net Assets	100.0%	$446,105,297

See accompanying notes to financial statements

46

ING LEGG MASON VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $401,719,264. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,807,265
Gross Unrealized Depreciation	(15,584,378)

Net Unrealized Appreciation	$43,222,887

See accompanying notes to financial statements

47

ING MARSICO GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 100.1%
		Aerospace/Defense: 4.7%
140,678		General Dynamics Corp.	$15,409,868
139,438		Lockheed Martin Corp.	9,045,343
334,232		United Technologies Corp.	17,162,813

			41,618,024

		Apparel: 2.4%
241,445	L	Nike, Inc.	20,909,137

			20,909,137

		Banks: 3.2%
266,901		UBS AG	20,778,243
193,374		UCBH Holdings, Inc.	3,140,394
72,223		Wells Fargo & Co.	4,447,492

			28,366,129

		Beverages: 0.8%
122,803		PepsiCo, Inc.	6,622,766

			6,622,766

		Biotechnology: 7.8%
861,343	@,L	Genentech, Inc.	69,148,616

			69,148,616

		Cosmetics/Personal Care: 3.6%
608,451	L	Procter & Gamble Co.	32,095,790

			32,095,790

		Diversified Financial Services: 11.8%
55,249	L	Chicago Mercantile Exchange Holdings, Inc.	16,326,080
296,462		Citigroup, Inc.	13,705,438
777,701		Countrywide Financial Corp.	30,027,036
35,849		Goldman Sachs Group, Inc.	3,657,315
17,090		Lehman Brothers Holdings, Inc.	1,696,695
777,112	L	SLM Corp.	39,477,289

			104,889,853

		Electric: 1.3%
142,572		TXU Corp.	11,846,307

			11,846,307

		Healthcare — Products: 6.7%
270,522	L	Johnson & Johnson	17,583,930
322,371		Medtronic, Inc.	16,695,594
333,608	@,L	Zimmer Holdings, Inc.	25,410,921

			59,690,445

		Healthcare — Services: 11.6%
5,000		Aetna, Inc.	414,100
48,292	@	Pacificare Health Systems, Inc.	3,450,463
304,152		Quest Diagnostics, Inc.	16,202,177
1,585,154		UnitedHealth Group, Inc.	82,649,930
3,400	@	WellPoint, Inc.	236,776

			102,953,446

		Home Builders: 5.7%
154,118		KB Home	11,748,415
297,658	L	Lennar Corp. — Class A	18,886,400
156,484		Mdc Holdings, Inc.	12,870,809
64,272	@,L	Toll Brothers, Inc.	6,526,822

			50,032,446

		Home Furnishings: 0.6%
62,908		Harman Intl. Industries, Inc.	5,118,195

			5,118,195

		Internet: 3.1%
94,517	@,L	Google, Inc.	27,802,176

			27,802,176

		Leisure Time: 1.8%
319,783	L	Royal Caribbean Cruises Ltd.	15,464,706

			15,464,706

		Lodging: 1.8%
271,940	@,L	MGM Mirage	10,763,385
114,045	@,L	Wynn Resorts Ltd.	5,390,907

			16,154,292

		Machinery — Construction and Mining: 2.5%
229,534		Caterpillar, Inc.	21,876,886

			21,876,886

		Miscellaneous Manufacturing: 4.5%
1,158,603		General Electric Co.	40,145,594

			40,145,594

		Oil and Gas: 0.4%
86,639		Canadian Natural Resources Ltd.	3,151,927

			3,151,927

		Pharmaceuticals: 3.7%
490,055		Pfizer, Inc.	13,515,717
467,573	@@,L	Sanofi-Aventis ADR	19,165,817

			32,681,534

		Real Estate: 1.0%
112,825		St. Joe Co.	9,199,751

			9,199,751

See Accompanying Notes to Financial Statements

48

ING MARSICO GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail: 12.2%
393,561		CVS Corp.	$11,440,818
522,763		Lowe’s Cos., Inc.	30,435,262
246,346	@	Starbucks Corp.	12,726,234
369,968	L	Target Corp.	20,129,959
190,807		Walgreen Co.	8,775,214
472,899		Yum! Brands, Inc.	24,628,580

			108,136,067

		Semiconductors: 1.4%
489,643		Intel Corp.	12,760,097

			12,760,097

		Software: 0.4%
128,018	L	Adobe Systems, Inc.	3,663,875

			3,663,875

		Telecommunications: 3.6%
669,911	@	Cisco Systems, Inc.	12,801,999
587,794		QUALCOMM, Inc.	19,403,080

			32,205,079

		Transportation: 3.5%
378,193		FedEx Corp.	30,637,415

			30,637,415

		Total Common Stock (Cost $663,889,941)	887,170,553

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 20.0%
	Federal Home Loan Bank: 0.3%
$2,900,000	Federal Home Loan Bank Discount Notes, 2.300%, due 07/01/05	$2,899,815

		2,899,815

	Securities Lending CollateralCC: 19.7%
173,998,041	The Bank of New York Institutional Cash Reserves Fund	173,998,041

	Total Securities Lending Collateral (Cost $173,998,041)	173,998,041

	Total Short-Term Investments (Cost $176,898,041)	176,897,856

Total Investments In Securities (Cost $840,787,982)*	120.1%	$1,064,068,409
Other Assets and Liabilities-Net	(20.1)	(178,256,345)

Net Assets	100.0%	$885,812,064

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $841,329,136. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$230,732,084
Gross Unrealized Depreciation	(7,992,811)

Net Unrealized Appreciation	$222,739,273

See Accompanying Notes to Financial Statements

49

ING MERCURY LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.9%
		Advertising: 2.1%
3,110	@	Getty Images, Inc.	$230,949
3,525		Omnicom Group, Inc.	281,506

			512,455

		Aerospace/Defense: 1.1%
4,005		Boeing Co.	264,330

			264,330

		Apparel: 1.1%
6,730	@	Timberland Co.	260,586

			260,586

		Auto Parts and Equipment: 1.1%
17,040	@	Goodyear Tire & Rubber Co.	253,896

			253,896

		Biotechnology: 1.1%
3,285	@	Invitrogen Corp.	273,608

			273,608

		Commercial Services: 3.0%
3,045		Equifax, Inc.	108,737
4,825	@	ITT Educational Services, Inc.	257,752
6,135		McKesson Corp.	274,786
1,550	@	Weight Watchers Intl., Inc.	79,996

			721,271

		Computers: 7.8%
17,970	@	Cadence Design Systems, Inc.	245,470
16,035	@	Dell, Inc.	633,543
7,105	@	NCR Corp.	249,528
8,760	@	Network Appliance, Inc.	247,645
6,705	@	Storage Technology Corp.	243,324
19,155	@	Western Digital Corp.	257,060

			1,876,570

		Cosmetics/Personal Care: 0.2%
1,120		Procter & Gamble Co.	59,080

			59,080

		Electrical Components and Equipment: 1.1%
4,130	@	Energizer Holdings, Inc.	256,762

			256,762

		Electronics: 1.1%
8,865	@	Jabil Circuit, Inc.	272,421

			272,421

		Food: 0.8%
1,615		Whole Foods Market, Inc.	191,055

			191,055

		Healthcare — Products: 5.3%
5,255		Becton Dickinson & Co.	275,730
15,430		Johnson & Johnson	1,002,950

			1,278,680

		Healthcare — Services: 10.8%
3,805		Aetna, Inc.	315,130
6,785	@	Community Health Systems, Inc.	256,405
5,950		HCA, Inc.	337,187
4,390	@	Humana, Inc.	174,459
4,720	@	Laboratory Corp. of America Holdings	235,528
3,535	@	PacifiCare Health Systems, Inc.	252,576
5,235		Quest Diagnostics, Inc.	278,868
9,645		UnitedHealth Group, Inc.	502,890
4,165		Universal Health Services, Inc.	258,980

			2,612,023

		Home Builders: 3.0%
4,005		Lennar Corp.	254,117
320	@	NVR, Inc.	259,201
2,735		Ryland Group, Inc.	207,504

			720,822

		Household Products/ Wares: 0.3%
1,335		Clorox Co.	74,386

			74,386

		Insurance: 2.1%
3,810		Prudential Financial, Inc.	250,164
6,945		W.R. Berkley Corp.	247,798

			497,962

		Internet: 3.0%
6,625	@	CheckFree Corp.	225,648
9,975	@	McAfee, Inc.	261,145
8,280	@	Verisign, Inc.	238,133

			724,926

		Iron/Steel: 0.9%
4,805		Nucor Corp.	219,204

			219,204

See Accompanying Notes to Financial Statements

50

ING MERCURY LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Lodging: 1.0%
6,115	@	MGM Mirage	$242,032

			242,032

		Machinery — Diversified: 1.1%
5,525		Rockwell Automation, Inc.	269,123

			269,123

		Metal Fabricate/ Hardware: 1.1%
3,270		Precision Castparts Corp.	254,733

			254,733

		Miscellaneous Manufacturing: 2.6%
18,350		General Electric Co.	635,828

			635,828

		Oil and Gas: 4.0%
2,520		Anadarko Petroleum Corp.	207,018
4,235		Burlington Resources, Inc.	233,941
3,270		Noble Energy, Inc.	247,376
2,355		Sunoco, Inc.	267,716

			956,051

		Pharmaceuticals: 5.5%
3,790		Amerisourcebergen Corp.	262,079
5,380	@	Barr Laboratories, Inc.	262,221
7,135	@	Caremark Rx, Inc.	317,649
5,325	@	Express Scripts, Inc.	266,144
8,360		Pfizer, Inc.	230,569

			1,338,662

		Retail: 13.5%
960	@	7-Eleven, Inc.	29,030
4,075		Abercrombie & Fitch Co.	279,953
4,165	@	Advance Auto Parts, Inc.	268,851
8,495		American Eagle Outfitters, Inc.	260,372
2,890	@	Autozone, Inc.	267,209
7,990	@	Chico’s FAS, Inc.	273,897
14,580		Circuit City Stores, Inc.	252,088
8,070		Darden Restaurants, Inc.	266,149
10,405		Gap, Inc.	205,499
5,005		J.C. Penney Co., Inc. Holding Co.	263,163
6,675		Michaels Stores, Inc.	276,145
4,130		Nordstrom, Inc.	280,715
590	@	Pacific Sunwear of California	13,564
14,315		Staples, Inc.	305,195

			3,241,830

		Semiconductors: 8.4%
34,010		Intel Corp.	886,301
8,705	@	Lam Research Corp.	251,923
9,795	@	Nvidia Corp.	261,722
6,920	@	QLogic Corp.	213,620
15,110		Texas Instruments, Inc.	424,138

			2,037,704

		Software: 13.3%
8,475		Adobe Systems, Inc.	242,555
7,940		Autodesk, Inc.	272,898
28,200	@	BEA Systems, Inc.	247,596
14,000	@	BMC Software, Inc.	251,300
12,020	@	Citrix Systems, Inc.	260,353
9,720		Computer Associates Intl., Inc.	267,106
6,355	@	Fiserv, Inc.	272,947
6,250	@	Intuit, Inc.	281,938
6,675	@	Mercury Interactive Corp.	256,053
17,685		Microsoft Corp.	439,294
31,835	@	Oracle Corp.	420,221

			3,212,261

		Telecommunications: 1.9%
4,700	@	Cisco Systems, Inc.	89,817
20,630		Motorola, Inc.	376,704

			466,521

		Toys/ Games/ Hobbies: 0.9%
11,265	@	Marvel Enterprises, Inc.	222,146

			222,146

		Transportation: 0.7%
3,915		CNF, Inc.	175,784

			175,784

		Total Common Stock (Cost $21,935,183)	24,122,712

Total Investments In Securities (Cost $21,935,183)*	99.9%	$24,122,712
Other Assets and Liabilities-Net	0.1	32,333

Net Assets	100.0%	$24,155,045

@	Non-income producing security
*	Cost for federal income tax purposes is $22,013,322. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,351,948
Gross Unrealized Depreciation	(242,558)

Net Unrealized Appreciation	$2,109,390

See Accompanying Notes to Financial Statements

51

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 58.7%
		Advertising: 0.5%
651,660	@,L	Interpublic Group of Cos., Inc.	$7,937,219

			7,937,219

		Aerospace/Defense: 1.6%
253,150	L	Lockheed Martin Corp.	16,421,841
88,240		Northrop Grumman Corp.	4,875,260
72,840		United Technologies Corp.	3,740,334

			25,037,435

		Agriculture: 1.0%
250,870		Altria Group, Inc.	16,221,254

			16,221,254

		Auto Manufacturers: 0.1%
47,600	@@	Toyota Motor Corp.	1,700,176

			1,700,176

		Banks: 5.4%
673,934		Bank of America Corp.	30,738,130
586,610	L	Mellon Financial Corp.	16,829,841
379,720	L	PNC Financial Services Group, Inc.	20,679,551
145,010		SunTrust Banks, Inc.	10,475,522
98,270		Wells Fargo & Co.	6,051,467

			84,774,511

		Beverages: 0.6%
293,310	@@	Diageo PLC	4,316,688
90,770		PepsiCo, Inc.	4,895,226

			9,211,914

		Biotechnology: 0.1%
23,400	@	Amgen, Inc.	1,414,764

			1,414,764

		Building Materials: 1.0%
500,380		Masco Corp.	15,892,069

			15,892,069

		Chemicals: 1.7%
4,200	@@	Air Liquide	714,545
94,820		Air Products and Chemicals, Inc.	5,717,646
138,990		Dow Chemical Co.	6,189,225
76,710		EI Du Pont de Nemours & Co.	3,299,297
107,250		PPG Industries, Inc.	6,731,010
19,500	L	Praxair, Inc.	908,700
23,940	@,@@	Syngenta AG	2,450,177

			26,010,600

		Commercial Services: 0.7%
304,980	@,@@,L	Accenture Ltd.	6,913,896
190,710		Cendant Corp.	4,266,183

			11,180,079

		Computers: 0.7%
44,070		Hewlett-Packard Co.	1,036,086
5,960		International Business Machines Corp.	442,232
2,411,000	@,L	Sun Microsystems, Inc.	8,993,030

			10,471,348

		Cosmetics/Personal Care: 0.6%
58,800		Colgate-Palmolive Co.	2,934,708
139,530		Gillette Co.	7,064,404

			9,999,112

		Distribution/Wholesale: 0.1%
16,000		WW Grainger, Inc.	876,640

			876,640

		Diversified Financial Services: 6.2%
103,390		American Express Co.	5,503,450
486,356	L	Citigroup, Inc.	22,484,238
70,120		Countrywide Financial Corp.	2,707,333
94,790		Fannie Mae	5,535,736
48,030		Franklin Resources, Inc.	3,697,349
87,640		Freddie Mac	5,716,757
77,380	L	Goldman Sachs Group, Inc.	7,894,308
620,600		J.P. Morgan Chase & Co.	21,919,592
32,400		Lehman Brothers Holdings, Inc.	3,216,672
59,590		MBNA Corp.	1,558,874
234,700	L	Merrill Lynch & Co., Inc.	12,910,847
75,930		Morgan Stanley	3,984,047

			97,129,203

		Electric: 2.1%
1,915,140	@,L	Calpine Corp.	6,511,476
118,530	L	Dominion Resources, Inc.	8,698,917
85,380	L	Entergy Corp.	6,450,459
71,930	L	Exelon Corp.	3,692,167
11,930		FPL Group, Inc.	501,776
75,750		PPL Corp.	4,498,035
21,150	L	Public Service Enterprise Group, Inc.	1,286,343
20,160	L	TXU Corp.	1,675,094

			33,314,267

See Accompanying Notes to Financial Statements

52

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Electrical Components and Equipment: 0.3%
39,400		Emerson Electric Co.	$2,467,622
30,750	L	Hubbell, Inc.	1,356,075

			3,823,697

		Environmental Control: 0.2%
173,100	@,L	Nalco Holding Co.	3,397,953

			3,397,953

		Food: 1.2%
141,430	L	Archer-Daniels-Midland Co.	3,023,773
67,580		General Mills, Inc.	3,162,068
144,690		HJ Heinz Co.	5,124,920
99,380		Kellogg Co.	4,416,447
5,533	@@	Nestle SA	1,413,917
108,680		Sara Lee Corp.	2,152,951

			19,294,076

		Forest Products and Paper: 0.9%
203,260	L	Bowater, Inc.	6,579,526
153,090	L	International Paper Co.	4,624,849
76,900		MeadWestvaco Corp.	2,156,276

			13,360,651

		Gas: 0.3%
63,790		AGL Resources, Inc.	2,465,484
60,000	L	Sempra Energy	2,478,600

			4,944,084

		Hand/Machine Tools: 0.1%
3,560	@@	Finning Intl., Inc.	105,073
21,680	@@	Sandvik AB	804,160

			909,233

		Healthcare — Products: 0.6%
42,120		Baxter Intl., Inc.	1,562,652
43,270	@	Boston Scientific Corp.	1,168,290
109,540		Johnson & Johnson	7,120,100

			9,851,042

		Healthcare — Services: 0.5%
659,250	@,L	Tenet Healthcare Corp.	8,069,220

			8,069,220

		Household Products/Wares: 0.4%
98,570		Kimberly-Clark Corp.	6,169,496

			6,169,496

		Insurance: 3.2%
44,430		Aflac, Inc.	1,922,930
322,400	L	Allstate Corp.	19,263,400
18,890	L	Chubb Corp.	1,617,173
365,410	@,L	Conseco, Inc.	7,973,246
82,220		Genworth Financial, Inc.	2,485,511
117,810	L	Hartford Financial Services Group, Inc.	8,809,832
170,850	L	Metlife, Inc.	7,677,999

			49,750,091

		Internet: 1.0%
750,910	@,L	Symantec Corp.	16,324,783

			16,324,783

		Machinery — Diversified: 0.3%
81,200		Deere & Co.	5,317,788

			5,317,788

		Media: 2.6%
479,510	@@	Reed Elsevier PLC	4,581,795
263,520	@	Time Warner, Inc.	4,403,419
52,840	L	Tribune Co.	1,858,911
602,548		Viacom, Inc.	19,293,587
423,820		Walt Disney Co.	10,671,788

			40,809,500

		Metal Fabricate/Hardware: 0.2%
33,510		Precision Castparts Corp.	2,610,429

			2,610,429

		Mining: 0.2%
282,910	@@	BHP Billiton PLC	3,607,967

			3,607,967

		Miscellaneous Manufacturing: 2.6%
30,880	L	3M Co.	2,232,624
27,500		Cooper Industries Ltd. Class A	1,757,250
315,120		General Electric Co.	10,918,908
64,640		Illinois Tool Works, Inc.	5,150,515
18,990	@@	Ingersoll-Rand Co.	1,354,937
17,410		ITT Industries, Inc.	1,699,738
83,640		SPX Corp.	3,845,767
451,460	@@,L	Tyco Intl. Ltd.	13,182,632

			40,142,371

		Oil and Gas: 6.3%
14,900	L	Amerada Hess Corp.	1,586,999
27,690		Apache Corp.	1,788,774
106,192	@@	BP PLC ADR	6,624,257
223,750		ConocoPhillips	12,863,387
287,310		Devon Energy Corp.	14,560,870
83,940	@@	Encana Corp.	3,323,185
69,600	L	EOG Resources, Inc.	3,953,280
256,524	L	Exxon Mobil Corp.	14,742,433
268,090	L	GlobalSantaFe Corp.	10,938,072
186,380	L	Noble Corp.	11,464,234
103,130	@@,L	Total SA	12,050,741
78,640		Unocal Corp.	5,115,532

			99,011,764

		Oil and Gas Services: 0.7%
72,150	L	BJ Services Co.	3,786,432
107,980	@,L	Cooper Cameron Corp.	6,700,159

			10,486,591

		Packaging and Containers: 1.0%
580,900	@	Owens-Illinois, Inc.	14,551,545
112,440	@,L	Smurfit-Stone Container Corp.	1,143,515

			15,695,060

		Pharmaceuticals: 3.7%
265,570		Abbott Laboratories	13,015,586
12,120	L	Eli Lilly and Co.	675,205
209,230	@,L	MedImmune, Inc.	5,590,626
501,110	L	Merck & Co., Inc.	15,434,188
18,530	@@	Novartis AG	880,017
36,420		Pfizer, Inc.	1,004,464
9,410	@@	Roche Holding AG	1,187,697
452,160		Wyeth	20,121,119

			57,908,902

		Retail: 2.4%
183,780		Circuit City Stores, Inc.	3,177,556
65,740	L	Family Dollar Stores	1,715,814
598,660		Gap, Inc.	11,823,536
32,210		Lowe’s Cos., Inc.	1,875,266
59,340		McDonald’s Corp.	1,646,685

See Accompanying Notes to Financial Statements

53

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
170,730		OfficeMax, Inc.	$5,082,632
194,500	L	TJX Cos., Inc.	4,736,075
148,910		Wal-Mart Stores, Inc.	7,177,462

			37,235,026

		Semiconductors: 0.2%
96,440	L	Analog Devices, Inc.	3,598,176

			3,598,176

		Software: 0.8%
578,100	@	Compuware Corp.	4,156,539
227,050		Microsoft Corp.	5,639,922
259,690	@	Oracle Corp.	3,427,908

			13,224,369

		Telecommunications: 6.0%
70,260	@	Cisco Systems, Inc.	1,342,669
649,390	@@,L	Nokia OYJ ADR	10,805,850
4,664,040	@,@@,L	Nortel Networks Corp.	12,173,144
175,146		SBC Communications, Inc.	4,159,718
1,364,940	L	Sprint Corp.-FON Group	34,246,344
698,934		Verizon Communications, Inc.	24,148,169
322,593	@@,L	Vodafone Group PLC ADR	7,845,462

			94,721,356

		Toys/Games/Hobbies: 0.4%
57,150	L	Hasbro, Inc.	1,188,149
245,340	L	Mattel, Inc.	4,489,723

			5,677,872

		Transportation: 0.2%
64,110		Burlington Northern Santa Fe Corp.	3,018,299
13,160		CNF, Inc.	590,883

			3,609,182

		Total Common Stock (Cost $818,248,425)	920,721,270

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 0.1%
		Diversified Financial Services: 0.1%
$909,000	L	Prudential Funding LLC, 6.600%, due 05/15/08	$969,780

		Total Convertible Corporate Bonds (Cost $908,150)	969,780

CORPORATE BONDS/NOTES: 9.6%
		Aerospace/Defense: 0.2%
1,320,000	#	BAE Systems Holdings, Inc., 6.400%, due 12/15/11	1,439,764
1,770,000	L	Northrop Grumman Corp., 7.750%, due 02/15/31	2,401,987

			3,841,751

		Airlines: 0.1%
1,214,206		Continental Airlines, Inc., 6.648%, due 09/15/17	1,198,908

			1,198,908

		Auto Manufacturers: 0.1%
735,000		Ford Motor Co., 7.450%, due 07/16/31	615,160
1,743,000	L	General Motors Corp., 8.375%, due 07/15/33	1,464,120

			2,079,280

		Banks: 1.3%
955,000		Abbey National Capital Trust I, 8.963%, due 12/29/49	1,397,133
730,000	L	Bank of America Corp, 5.375%, due 06/15/14	777,036
3,370,000		Bank of America Corp., 7.400%, due 01/15/11	3,861,332
1,110,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,273,650
700,000	@@,#, C,L	HBOS Capital Funding LP, 6.071%, due 06/30/49	756,925
715,000	@@,#, L	Mizuho Financial Group Cayman Ltd., 5.790%, due 04/15/14	753,367
745,000	@@,#	Nordea Bank AB, 5.424%, due 04/20/55	768,722
1,026,000		Popular North America, Inc., 4.250%, due 04/01/08	1,026,742
2,000,000	C,L	RBS Capital Trust I, 6.425%, due 12/29/49	2,226,164
1,501,000	#	UniCredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,804,190
2,491,000	L	Wachovia Corp., 5.250%, due 08/01/14	2,605,013
2,244,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,275,362
248,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	273,869

			19,799,505

		Beverages: 0.3%
1,400,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	1,461,778
1,202,000	#,I	Foster’s Finance Corp., 5.875%, due 06/15/35	1,212,292
2,070,000		Miller Brewing Co., 5.500%, due 08/15/13	2,148,664

			4,822,734

		Chemicals: 0.1%
784,000		Dow Chemical Co., 5.750%, due 12/15/08	822,832
623,000		Dow Chemical Co., 6.000%, due 10/01/12	683,719

			1,506,551

		Commercial Services: 0.1%
1,409,000	L	Cendant Corp., 6.875%, due 08/15/06	1,448,934

			1,448,934

		Diversified Financial Services: 1.8%
793,000	@@	ASIF II, 5.750%, due 02/16/09	832,050
3,571,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	3,999,927
3,804,000		Citigroup Inc, 5.000%, due 09/15/14	3,898,431
1,578,000	L	Credit Suisse First Boston, 4.125%, due 01/15/10	1,568,456

See Accompanying Notes to Financial Statements

54

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,035,000	L	Credit Suisse First Boston, 4.625%, due 01/15/08	$1,046,804
1,532,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	1,414,398
590,000		Ford Motor Credit Co., 7.750%, due 02/15/07	601,700
803,000		Fund American Cos., Inc., 5.875%, due 05/15/13	837,683
286,000		General Electric Capital Corp., 5.450%, due 01/15/13	303,851
1,227,000	L	General Electric Capital Corp., 6.750%, due 03/15/32	1,519,297
336,000		General Electric Capital Corp., 8.750%, due 05/21/07	364,102
892,000	L	General Motors Acceptance Corp., 5.850%, due 01/14/09	836,819
521,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	489,078
1,960,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	2,088,551
1,557,000		JPMorgan Chase & Co., 5.125%, due 09/15/14	1,595,642
944,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,017,235
1,513,000		Merrill Lynch & Co Inc, 5.450%, due 07/15/14	1,600,749
350,000	L	MidAmerican Funding LLC, 6.927%, due 03/01/29	418,140
929,000		Morgan Stanley, 4.750%, due 04/01/14	916,839
1,100,000	L	Morgan Stanley, 6.750%, due 04/15/11	1,219,428
356,000	#	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	395,871
906,000		SLM Corp., 4.000%, due 01/15/09	899,486
767,000	L	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	856,703

			28,721,240

		Electric: 1.1%
1,428,000	L	DTE Energy Co., 7.050%, due 06/01/11	1,600,791
737,456		Entergy Louisiana, Inc., 8.090%, due 01/02/17	822,449
2,000,000		Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,246,382
1,144,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	1,251,605
2,069,000	@@,L	Hydro Quebec, 6.300%, due 05/11/11	2,289,012
658,000		MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	641,662
319,000		MidAmerican Energy Holdings Co., 5.875%, due 10/01/12	339,347
1,206,000		Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,245,106
197,503		Northeast Utilities, 8.580%, due 12/01/06	201,297
1,486,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,741,540
1,460,000	L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,466,174
514,000	L	PSEG Power LLC, 6.950%, due 06/01/12	578,605
676,000		PSEG Power LLC, 8.625%, due 04/15/31	936,188
721,813	#	System Energy Resources, Inc., 5.129%, due 01/15/14	720,126
429,000		TXU Energy Co., 7.000%, due 03/15/13	479,155

			16,559,439

		Environmental Control: 0.1%
709,000		Waste Management, Inc., 7.000%, due 07/15/28	824,842
979,000	L	Waste Management, Inc., 7.375%, due 08/01/10	1,095,938

			1,920,780

		Food: 0.3%
1,999,000	#	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	2,046,034
1,113,000		Kraft Foods, Inc., 6.250%, due 06/01/12	1,225,264
1,991,000	L	Kroger Co., 6.750%, due 04/15/12	2,207,687

			5,478,985

		Forest Products and Paper: 0.1%
538,000		MeadWestvaco Corp., 6.800%, due 11/15/32	641,041
1,145,000	L	Weyerhaeuser Co., 6.750%, due 03/15/12	1,261,485

			1,902,526

		Hand/Machine Tools: 0.1%
1,136,000		Kennametal, Inc., 7.200%, due 06/15/12	1,272,610

			1,272,610

		Healthcare — Services: 0.1%
1,022,000		HCA, Inc., 6.950%, due 05/01/12	1,088,448
263,000		HCA, Inc., 8.750%, due 09/01/10	300,217

			1,388,665

		Holding Companies — Diversified: 0.1%
833,000	L	EnCana Holdings Finance Corp., 5.800%, due 05/01/14	895,423

			895,423

		Insurance: 0.5%
300,000		Allstate Corp., 5.550%, due 05/09/35	311,585
1,007,000		Allstate Corp., 6.125%, due 12/15/32	1,139,284
1,924,000	L	American Intl. Group Inc, 4.250%, due 05/15/13	1,869,118
590,000	L	Genworth Financial Inc, 5.750%, due 06/15/14	633,856
435,000		Metlife, Inc., 6.500%, due 12/15/32	501,075

See Accompanying Notes to Financial Statements

55

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Insurance (continued)
$2,387,000		Prudential Financial Inc, 5.100%, due 09/20/14	$2,461,401
406,000	L	Travelers Property Casualty Corp., 6.375%, due 03/15/33	444,330

			7,360,649

		Media: 0.5%
1,245,000		COX Communications, Inc., 4.625%, due 06/01/13	1,210,507
1,200,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,356,452
725,000	L	News America Holdings, 8.500%, due 02/23/25	922,392
1,095,000		News America Inc, 6.200%, due 12/15/34	1,153,175
950,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,264,867
146,000		Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	188,988
993,000		Walt Disney Co., 6.375%, due 03/01/12	1,099,644
469,000		Walt Disney Co., 6.750%, due 03/30/06	478,386

			7,674,411

		Mining: 0.1%
863,000	@@	Alcan, Inc., 5.750%, due 06/01/35	880,997

			880,997

		Miscellaneous Manufacturing: 0.0%
983,000	@@, L	Tyco Intl. Group SA, 6.750%, due 02/15/11	1,092,515

			1,092,515

		Oil and Gas: 0.3%
782,000		Amerada Hess Corp., 7.300%, due 08/15/31	946,567
145,000		Anderson Exploration Ltd, 6.750%, due 03/15/11	158,824
1,062,000	L	Devon Financing Corp. ULC, 6.875%, due 09/30/11	1,189,866
266,000		Kerr-McGee Corp, 6.950%, due 07/01/24	276,181
430,000		Ocean Energy Inc, 7.250%, due 10/01/11	480,778
184,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	227,240
830,000	L	Pioneer Natural Resources Co, 5.875%, due 07/15/16	838,707

			4,118,163

		Oil and Gas Services: 0.1%
803,000		Halliburton Co., 5.500%, due 10/15/10	843,093

			843,093

		Pharmaceuticals: 0.1%
1,227,000	L	Wyeth, 5.500%, due 03/15/13	1,293,383

			1,293,383

		Pipelines: 0.3%
609,000		CenterPoint Energy Resources Corp, 7.875%, due 04/01/13	724,469
1,188,000		Duke Capital LLC, 8.000%, due 10/01/19	1,473,664
1,331,000	L	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,465,537
583,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	742,477

			4,406,147

		Real Estate: 0.3%
2,239,000		EOP Operating LP, 6.800%, due 01/15/09	2,401,574
1,859,000	#	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	1,990,312

			4,391,886

		Real Estate Investment Trusts: 0.3%
236,000		Boston Properties, Inc., 5.000%, due 06/01/15	236,396
852,000		HRPT Properties Trust, 6.250%, due 08/15/16	924,345
610,000	I,L	Simon Property Group LP, 5.100%, due 06/15/15	610,852
1,045,000		Simon Property Group LP, 6.375%, due 11/15/07	1,091,570
2,299,000		Vornado Realty Trust, 5.625%, due 06/15/07	2,344,357

			5,207,520

		Retail: 0.0%
596,000		Yum! Brands, Inc., 8.875%, due 04/15/11	722,968

			722,968

		Telecommunications: 1.1%
493,000		AT&T Wireless Services, Inc., 7.350%, due 03/01/06	503,853
855,000	L	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	1,202,104
1,077,000	L	BellSouth Corp., 6.550%, due 06/15/34	1,230,525
522,000	L	Cingular Wireless LLC, 6.500%, due 12/15/11	577,409
1,479,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	2,008,754
587,000	@@	France Telecom, 8.000%, due 03/01/11	681,992
909,000		PCCW Capital No 2 Ltd., 6.000%, due 07/15/13	966,988
932,000		SBC Communications, Inc., 5.100%, due 09/15/14	954,676
543,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	590,273
1,076,000	L	Sprint Capital Corp., 6.875%, due 11/15/28	1,238,939
2,445,000		TCI Communications Finance, 9.650%, due 03/31/27	2,777,295
551,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	560,319
779,000	@@,#	Telecom Italia Capital SA, 6.000%, due 09/30/34	798,062

See Accompanying Notes to Financial Statements

56

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Telecommunications (continued)
$490,000	@@	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	$500,038
3,047,000	L	Verizon New York, Inc., 6.875%, due 04/01/12	3,372,044

			17,963,271

		Transportation: 0.1%
509,000		CSX Corp, 6.750%, due 03/15/11	562,588
919,000		Union Pacific Corp., 5.375%, due 05/01/14	960,055
370,000		Union Pacific Corp., 6.125%, due 01/15/12	399,890

			1,922,533

		Total Corporate Bonds/Notes (Cost $143,252,935)	150,714,867

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.8%
		Federal Home Loan Bank: 0.7%
2,445,000		3.250%, due 07/21/06	2,432,183
7,520,000		3.750%, due 09/28/06	7,505,623
910,000		3.900%, due 02/25/08	910,066

			10,847,872

		Federal Home Loan Mortgage Corporation: 4.3%
3,988,000		3.750%, due 11/15/06	3,986,696
1,623,000		4.125%, due 11/18/09	1,623,737
2,297,739		4.500%, due 08/01/18	2,289,921
2,127,865		4.500%, due 11/01/18	2,120,625
3,292,022		4.500%, due 01/01/19	3,280,822
481,871		4.500%, due 02/01/20	480,295
602,997		4.500%, due 04/01/35	589,667
2,186,000		4.875%, due 11/15/13	2,291,085
2,708,140		5.000%, due 05/01/18	2,741,563
2,109,385		5.000%, due 02/01/19	2,134,853
4,249,690		5.000%, due 09/01/33	4,257,794
2,099,207		5.000%, due 11/01/33	2,103,210
697,253		5.000%, due 03/01/34	698,354
532,227		5.000%, due 04/01/34	533,068
871,201		5.500%, due 01/01/19	894,966
75,935		5.500%, due 04/01/19	78,003
74,103		5.500%, due 06/01/19	76,125
163,458		5.500%, due 07/01/19	167,917
172,538		5.500%, due 08/01/19	177,245
297,059		5.500%, due 09/01/24	303,348
1,019,791		5.500%, due 06/01/25	1,041,369
3,556,100		5.500%, due 05/01/33	3,610,061
3,101,115		5.500%, due 12/01/33	3,148,172
4,232,535		5.500%, due 01/01/34	4,296,760
371,654		5.500%, due 04/01/34	377,205
978,153		5.500%, due 10/01/34	992,764
242,815		5.500%, due 11/01/34	246,442
225,299		6.000%, due 04/01/16	233,022
325,445		6.000%, due 04/01/17	336,626
116,545		6.000%, due 05/01/17	120,549
189,593		6.000%, due 06/01/17	196,107
221,110		6.000%, due 07/01/17	228,707
240,916		6.000%, due 10/01/17	249,193
2,543,883		6.000%, due 08/01/19	2,631,555
369,702		6.000%, due 09/01/19	382,443
176,312		6.000%, due 11/01/19	182,375
1,529,890		6.000%, due 02/01/23	1,577,612
346,054		6.000%, due 04/01/34	355,177
1,325,386		6.000%, due 07/01/34	1,360,330
3,955,515		6.000%, due 08/01/34	4,059,799
372,639		6.000%, due 09/01/34	382,463
65,716		6.500%, due 12/01/15	68,398
339,755		6.500%, due 05/01/34	351,903
443,661		6.500%, due 06/01/34	459,525
1,438,057		6.500%, due 08/01/34	1,489,478
548,157		6.500%, due 10/01/34	568,489
7,798,000		7.000%, due 07/15/05	7,810,113

			67,585,931

		Federal National Mortgage Association: 11.4%
1,885,000		3.000%, due 03/02/07	1,861,123
2,465,000		3.250%, due 07/31/06	2,451,753
143,175		4.010%, due 08/01/13	139,690
513,213		4.019%, due 08/01/13	502,319
894,214		4.500%, due 04/01/18	891,071
1,791,575		4.500%, due 06/01/18	1,785,277
1,311,350		4.500%, due 07/01/18	1,306,741
1,436,005		4.500%, due 03/01/19	1,431,041
601,736		4.500%, due 03/01/35	588,998
1,260,270		4.518%, due 05/01/14	1,270,010
1,836,000	L	4.625%, due 10/15/14	1,886,497
355,035		4.630%, due 04/01/14	359,726
178,567		4.667%, due 04/01/13	181,705
917,378		4.816%, due 12/01/12	940,166
396,169		4.846%, due 08/01/14	407,749
420,324		4.880%, due 03/01/20	441,216
2,163,983		4.925%, due 04/01/15	2,239,706
1,270,565		5.000%, due 11/01/17	1,286,695
5,097,122		5.000%, due 02/01/18	5,161,805
2,580,089		5.000%, due 12/01/18	2,611,437
1,942,824		5.000%, due 07/01/19	1,966,233
937,850		5.000%, due 09/01/19	949,149
165,860		5.000%, due 11/01/19	167,858
492,848		5.000%, due 03/01/34	493,533
570,369		5.000%, due 05/01/34	571,163
739,011		5.000%, due 06/01/34	740,039
609,614		5.000%, due 08/01/34	610,462
1,620,372		5.000%, due 09/01/34	1,622,626
373,000		5.250%, due 04/15/07	382,306
1,643,703		5.500%, due 11/01/17	1,688,987
649,282		5.500%, due 01/01/18	667,170
1,568,691		5.500%, due 02/01/18	1,611,767
590,596		5.500%, due 01/01/19	606,814
1,098,272		5.500%, due 06/01/19	1,128,485
2,248,559		5.500%, due 07/01/19	2,310,418
1,225,910		5.500%, due 08/01/19	1,259,635
825,991		5.500%, due 09/01/19	848,715
219,468		5.500%, due 11/01/19	225,506
425,658		5.500%, due 12/01/19	437,368
940,072		5.500%, due 05/01/25	959,669
488,966		5.500%, due 06/01/25	499,160
2,564,343		5.500%, due 02/01/33	2,602,577
3,496,498		5.500%, due 06/01/33	3,548,630
7,091,282		5.500%, due 07/01/33	7,197,010
3,175,857		5.500%, due 11/01/33	3,223,208
547,587		5.500%, due 12/01/33	555,751
1,703,071		5.500%, due 01/01/34	1,728,463
2,530,008		5.500%, due 02/01/34	2,567,430
297,456		5.500%, due 03/01/34	301,843
810,254		5.500%, due 04/01/34	822,065
3,212,378		5.500%, due 05/01/34	3,259,206
356,812		5.500%, due 06/01/34	362,013
5,014,692		5.500%, due 07/01/34	5,087,793
644,000		5.500%, due 07/15/34	652,855
1,506,134		5.500%, due 08/01/34	1,528,089
7,194,099		5.500%, due 09/01/34	7,298,968
5,798,357		5.500%, due 10/01/34	5,882,881
7,572,536		5.500%, due 11/01/34	7,682,921
3,581,344		5.500%, due 12/01/34	3,633,550
2,620,183		5.500%, due 01/01/35	2,658,390
934,889		5.500%, due 02/01/35	948,533
1,295,969		5.500%, due 04/01/35	1,314,886
1,270,000		5.722%, due 02/01/09	1,321,191
6,451,000		6.000%, due 05/15/08	6,823,493
2,073,000		6.000%, due 05/15/11	2,282,715

See Accompanying Notes to Financial Statements

57

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$450,045		6.000%, due 04/01/16	$465,600
78,949		6.000%, due 11/01/16	81,678
360,668		6.000%, due 12/01/16	373,139
110,069		6.000%, due 01/01/17	113,875
819,953		6.000%, due 02/01/17	848,305
1,105,299		6.000%, due 08/01/17	1,143,551
348,641		6.000%, due 03/01/18	360,707
3,241,116		6.000%, due 11/01/18	3,353,186
4,025,810		6.000%, due 03/01/34	4,130,018
4,968,749		6.000%, due 04/01/34	5,097,414
381,509		6.000%, due 05/01/34	391,385
5,307,600		6.000%, due 06/01/34	5,444,988
2,924,243		6.000%, due 07/01/34	2,999,937
3,619,930		6.000%, due 08/01/34	3,713,631
293,208		6.000%, due 10/01/34	300,798
311,846		6.000%, due 11/01/34	319,918
7,064,000	L	6.125%, due 03/15/12	7,910,853
239,839		6.330%, due 03/01/11	259,639
1,528,063		6.500%, due 06/01/31	1,585,516
208,536		6.500%, due 07/01/31	216,376
227,042		6.500%, due 08/01/31	235,578
1,099,159		6.500%, due 09/01/31	1,140,486
661,743		6.500%, due 12/01/31	686,624
2,210,735		6.500%, due 07/01/32	2,292,432
1,751,248		6.500%, due 08/01/32	1,815,964
1,668,723		6.500%, due 01/01/33	1,730,390
246,736		6.500%, due 03/01/34	255,512
299,777		6.500%, due 04/01/34	310,440
444,701		6.500%, due 06/01/34	460,519
1,349,894		6.500%, due 08/01/34	1,397,908
3,797,000		6.625%, due 09/15/09	4,187,995
2,892,000		6.625%, due 11/15/10	3,252,378
159,385		7.500%, due 02/01/30	170,447
696,919		7.500%, due 03/01/31	744,892
635,938		7.500%, due 02/01/32	679,712

			179,248,040

		Government National Mortgage Association: 1.4%
180,647		4.500%, due 07/20/33	178,224
232,870		4.500%, due 09/15/33	230,475
830,832		4.500%, due 09/20/33	819,688
303,925		4.500%, due 12/20/34	299,754
329,254		5.000%, due 03/15/34	332,309
933,797		5.000%, due 06/15/34	942,460
284,473		5.000%, due 10/15/34	287,112
1,740,341		5.500%, due 11/15/32	1,780,381
5,793,501		5.500%, due 05/15/33	5,924,831
1,676,587		5.500%, due 08/15/33	1,714,593
1,136,247		6.000%, due 09/15/32	1,173,649
1,448,563		6.000%, due 04/15/33	1,495,762
1,394,541		6.000%, due 07/15/34	1,439,841
578,991		6.000%, due 09/15/34	597,799
1,129,452		6.000%, due 11/20/34	1,163,667
614,125		6.000%, due 02/20/35	632,683
177,749		6.000%, due 04/20/35	183,120
60,927		6.500%, due 03/15/28	63,801
451,150		6.500%, due 04/15/28	472,432
42,931		6.500%, due 07/15/28	44,956
85,962		6.500%, due 12/15/28	90,017
1,046,773		6.500%, due 08/15/34	1,094,409
51,223		7.500%, due 12/15/23	55,256
24,490		7.500%, due 02/15/28	26,278

			21,043,497

		Total U.S. Government Agency Obligations (Cost $277,554,141)	278,725,340

U.S. TREASURY OBLIGATIONS: 9.1%
		U.S. Treasury Bonds: 2.4%
3,210,000	L	4.125%, due 05/15/15	3,257,900
3,623,000	L	5.375%, due 02/15/31	4,276,274
22,848,000	L	6.250%, due 08/15/23	28,480,580
1,425,000		9.875%, due 11/15/15	2,130,264

			38,145,018

		U.S. Treasury Inflation Indexed Bonds: 0.9%
6,168,000	L	3.000%, due 07/15/12	7,334,392
4,649,000	L	4.250%, due 01/15/10	6,052,790

			13,387,182

		U.S. Treasury Notes: 5.8%
6,297,000	L	3.000%, due 11/15/07	6,207,469
1,983,000	L	3.250%, due 08/15/07	1,967,586
2,054,000	L	3.500%, due 11/15/06	2,052,316
8,338,000	L	3.500%, due 11/15/09	8,267,327
354,000	L	3.875%, due 02/15/13	354,540
24,565,000	L	4.750%, due 11/15/08	25,386,404
1,189,000	L	4.750%, due 05/15/14	1,262,013
251,000	L	5.000%, due 02/15/11	266,756
5,671,000	L	5.500%, due 02/15/08	5,935,280
16,116,000	L	5.625%, due 05/15/08	16,970,905
1,452,000	L	5.875%, due 11/15/05	1,465,954
7,649,000	L	6.875%, due 05/15/06	7,870,706
12,289,000	L	7.000%, due 07/15/06	12,718,636
1,089,000	L	10.375%, due 11/15/12	1,252,903

			91,978,795

		Total U.S. Treasury Obligations (Cost $140,903,996)	143,510,995

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.2%
1,552,000		AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	1,539,959
1,657,929		Capital One Auto Finance Trust, 4.790%, due 01/15/09	1,664,207

			3,204,166

		Credit Card Asset-Backed Securities: 0.2%
2,359,000		Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,414,022

			2,414,022

		Other Asset-Backed Securities: 0.3%
55,000		Countrywide Asset-Backed Certificates, 5.580%, due 05/25/35	55,292
974,000		Countrywide Asset-Backed Certificates, 4.823%, due 03/25/35	984,402
384,546	#	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	407,216
635,505		Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	631,502

See Accompanying Notes to Financial Statements

58

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Other Asset-Backed Securities (continued)
$693,730		Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	$691,717
2,384,786		Structured Asset Securities Corp, 4.670%, due 03/25/35	2,375,927

			5,146,056

		Total Asset-Backed Securities (Cost $10,727,134)	10,764,244

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
		Agency Collateral CMO: 0.6%
2,350,882		Small Business Administration Participation Certificates, 4.350%, due 07/01/23	2,340,390
820,681		Small Business Administration Participation Certificates, 4.770%, due 04/01/24	832,692
1,846,000		Small Business Administration Participation Certificates, 4.950%, due 03/01/35	1,887,281
1,122,090		Small Business Administration Participation Certificates, 4.990%, due 09/01/24	1,150,123
1,317,911		Small Business Administration Participation Certificates, 5.180%, due 05/01/24	1,363,157
1,891,353		Small Business Administration Participation Certificates, 5.520%, due 06/01/24	1,986,771

			9,560,414

		Commercial Mortgage-Backed Securities: 1.5%
458,137		Bear Stearns Commercial Mortgage Securities, 6.800%, due 07/15/31	470,530
990,472	L	Bear Stearns Commercial Mortgage Securities Corp., 5.116%, due 02/11/41	1,032,890
1,699,000		Chase Commercial Mortgage Securities Corp., 6.390%, due 11/18/30	1,809,050
263,233		Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	278,666
449,000	#	Crimmi Mae CMBS Corp., 6.701%, due 06/20/30	461,634
1,250,000	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,332,813
1,000,000		CS First Boston Mortgage Securities Corp., 6.380%, due 12/16/35	1,090,925
1,232,711		Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,293,001
583,801		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	610,765
286,788		First Union Commercial Mortgage Securities, Inc., 7.380%, due 04/18/29	297,619
581,150		First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	612,478
1,067,069		Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,067,418
1,485,000	L	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,566,823
130,571		GS Mortgage Securities Corp. II, 6.060%, due 10/18/30	130,904
1,538,379	L	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,594,008
426,000		JP Morgan Commercial Mortgage Finance Corp., 6.613%, due 01/15/30	446,853
1,485,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.384%, due 05/15/41	1,560,295
372,524		Merrill Lynch Mortgage Investors, Inc., 6.390%, due 02/15/30	389,187
40,861,719	#	Morgan Stanley Capital I, 0.587%, due 11/15/30	873,317
1,266,932		Morgan Stanley Capital I, 5.168%, due 01/14/42	1,321,923
1,629,573		Mortgage Capital Funding, Inc., 6.337%, due 11/18/31	1,710,109
353,822		Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	374,040
1,560,000		Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,591,936
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,559,226

			23,476,410

		Whole Loan Collateralized Mortgage Obligations: 0.0%
58,829	#	Blackrock Capital Finance LP, 7.750%, due 09/25/26	55,052
691,000		RAAC Series, 4.971%, due 09/25/34	689,205

			744,257

		Total Collateralized Mortgage Obligations (Cost $33,908,597)	33,781,081

See Accompanying Notes to Financial Statements

59

ING MFS TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

OTHER BONDS: 0.2%
		Sovereign: 0.2%
$653,000	@@,L	Israel Government Intl. Bond, 4.625%, due 06/15/13	$647,251
1,662,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15	1,833,186
648,000	@@	Mexico Government Intl. Bond, 7.500%, due 04/08/33	745,200

		Total Other Bonds (Cost $3,161,468)	3,225,637

		Total Long-Term Investments (Cost $1,428,664,846)	1,542,413,214

SHORT-TERM INVESTMENTS: 27.5%
		Commercial Papers: 1.7%
10,000,000		Ranger Funding, 3.180%, due 07/15/05	9,986,750
15,971,000		Merrill Lynch, 3.370%, due 07/01/05	15,969,505

		Total Commercial Papers (Cost $25,958,633)	25,956,255

		Securities Lending CollateralCC: 25.8%
405,322,310		The Bank of New York Institutional Cash Reserves Fund	405,322,310

		Total Securities Lending Collateral (Cost $405,322,310)	405,322,310

		Total Short-Term Investments (Cost $431,280,943)	431,278,565

Total Investments In Securities (Cost $1,859,945,789)*	125.8%	$1,973,691,779
Other Assets and Liabilities-Net	(25.8)	(405,214,641)

Net Assets	100.0%	$1,568,477,138

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees
C	Bond may be called prior to maturity date
cc	Securities purchased with cash collateral for securities loaned
W	When-issued or delayed delivery security
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,871,110,198. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,285,474
Gross Unrealized Depreciation	(26,703,893)

Net Unrealized Appreciation	$102,581,581

See Accompanying Notes to Financial Statements

60

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 69.4%
		Aerospace/Defense: 1.2%
400,000	L	Lockheed Martin Corp.	$25,948,000

			25,948,000

		Agriculture: 2.0%
507,000		Altria Group, Inc.	32,782,620
352,000	L	Loews Corp.	11,728,640

			44,511,260

		Auto Manufacturers: 0.3%
325,000	@	General Motors Corp.	6,032,000

			6,032,000

		Banks: 0.3%
240,000	@,@@	Royal Bank of Scotland Group PLC	7,229,156

			7,229,156

		Beverages: 0.9%
490,000		Coca-Cola Co.	20,457,500

			20,457,500

		Chemicals: 3.3%
412,000		E.I. du Pont de Nemours & Co.	17,720,120
376,000		Great Lakes Chemical Corp.	11,832,720
350,000	@,@@	Octel Corp.	6,300,000
396,000	@,@@, L	Potash Corp. of Saskatchewan	37,849,680

			73,702,520

		Commercial Services: 0.8%
750,200	@	Petrie Stores Corp.	318,835
1,262,000		ServiceMaster Co.	16,910,800

			17,229,635

		Computers: 0.6%
599,000		Hewlett-Packard Co.	14,082,490

			14,082,490

		Diversified Financial Services: 1.9%
2,290,000	L	Charles Schwab Corp.	25,831,200
177,000	L	Lehman Brothers Holdings, Inc.	17,572,560

			43,403,760

		Electric: 5.3%
1,119,000	L	Duke Energy Corp.	33,267,870
140,000	L	Exelon Corp.	7,186,200
593,925	L	FirstEnergy Corp.	28,573,732
606,400	L	NiSource, Inc.	14,996,272
159,000	L	Pinnacle West Capital Corp.	7,067,550
226,000	L	TXU Corp.	18,778,340
291,000	L	Unisource Energy Corp.	8,948,250

			118,818,214

		Environmental Control: 0.5%
391,000		Waste Management, Inc.	11,080,940

			11,080,940

		Food: 1.2%
575,000		General Mills, Inc.	26,904,250

			26,904,250

		Forest Products and Paper: 1.7%
256,000	L	Bowater, Inc.	8,286,720
340,000		International Paper Co.	10,271,400
375,000		Potlatch Corp.	19,623,750

			38,181,870

		Healthcare — Products: 1.7%
446,000		Baxter Intl., Inc.	16,546,600
800,000	@	Boston Scientific Corp.	21,600,000

			38,146,600

		Household Products/Wares: 0.9%
223,000	L	Fortune Brands, Inc.	19,802,400

			19,802,400

		Housewares: 1.1%
1,063,000	L	Newell Rubbermaid, Inc.	25,341,920

			25,341,920

		Insurance: 9.4%
580,000		American Intl. Group, Inc.	33,697,999
605,000	I,L	Assurant, Inc.	21,840,500
705,000		Genworth Financial, Inc.	21,312,150
125,200	L	Hartford Financial Services Group, Inc.	9,362,456
272,000		Loews Corp.	21,080,000
1,177,000		Marsh & McLennan Cos., Inc.	32,602,900
316,000		Prudential Financial, Inc.	20,748,560
488,000		Safeco Corp.	26,517,920
277,000		St. Paul Travelers Cos., Inc.	10,949,810
25,500	L	White Mountains Insurance Group Ltd.	16,087,950

			214,200,245

See Accompanying Notes to Financial Statements

61

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Iron/Steel: 0.5%
236,000		Nucor Corp.	$10,766,320

			10,766,320

		Lodging: 0.4%
131,000	L	Marriott Intl., Inc.	8,936,820

			8,936,820

		Machinery — Diversified: 1.0%
332,000		Deere & Co.	21,742,680

			21,742,680

		Media: 4.5%
714,000	@,L	Comcast Corp.	21,919,800
308,000	L	Meredith Corp.	15,110,480
205,000	L	New York Times Co.	6,385,750
1,741,000	@	Time Warner, Inc.	29,092,110
317,000		Walt Disney Co.	7,982,060
25,300	L	Washington Post Co.	21,126,259

			101,616,459

		Mining: 2.6%
211,000		Alcoa, Inc.	5,513,430
1,049,800	L	Newmont Mining Corp.	40,973,694
381,718	@@,L	Teck Cominco Ltd	12,882,983

			59,370,107

		Miscellaneous Manufacturing: 1.5%
371,000	L	Honeywell Intl., Inc.	13,589,730
665,000	@@,L	Tyco Intl. Ltd.	19,418,000

			33,007,730

		Oil and Gas: 5.7%
359,000	L	Amerada Hess Corp.	38,237,090
257,820		ChevronTexaco Corp.	14,417,294
216,940		Devon Energy Corp.	10,994,519
185,000	@@	Imperial Oil Ltd.	15,412,350
548,000	L	Murphy Oil Corp.	28,622,040
318,000	@@	Royal Dutch Petroleum Co.	20,638,200

			128,321,493

		Oil and Gas Services: 1.0%
463,000	L	Baker Hughes, Inc.	23,687,080

			23,687,080

		Pharmaceuticals: 5.6%
414,282	L	AmerisourceBergen Corp.	28,647,600
476,000		Bristol-Myers Squibb Co.	11,890,480
388,000		Cardinal Health, Inc.	22,341,040
737,000		Merck & Co., Inc.	22,699,600
690,000		Schering-Plough Corp.	13,151,400
619,000		Wyeth	27,545,500

			126,275,620

		Retail: 2.1%
708,000		CVS Corp.	20,581,560
449,000		Home Depot, Inc.	17,466,100
428,000	L	RadioShack Corp.	9,916,760

			47,964,420

		Semiconductors: 2.3%
618,000		Intel Corp.	16,105,080
209,000	L	KLA-Tencor Corp.	9,133,300
938,000	L	Texas Instruments, Inc.	26,329,660

			51,568,040

		Software: 3.4%
698,000		First Data Corp.	28,017,720
1,978,000		Microsoft Corp.	49,133,520

			77,151,240

		Telecommunications: 2.8%
3,929,500	@,L	Qwest Communications Intl., Inc.	14,578,445
852,000	L	Sprint Corp.	21,376,680
205,200	@@	TELUS Corp.	7,165,267
598,000		Verizon Communications, Inc.	20,660,900

			63,781,292

		Toys/Games/Hobbies: 0.5%
586,000	L	Hasbro, Inc.	12,182,940

			12,182,940

		Transportation: 2.4%
340,000		Burlington Northern Santa Fe Corp.	16,007,200
375,000	L	CSX Corp.	15,997,500
590,000	L	Ryder System, Inc.	21,594,000

			53,598,700

		Total Common Stock (Cost $1,186,813,850)	1,565,043,701

PREFERRED STOCK: 5.9%
		Auto Manufacturers: 1.4%
213,000		Ford Motor Co. Capital Trust II	8,590,290
968,700		General Motors Corp.	23,558,784

			32,149,074

		Electric: 0.6%
4,015		Entergy Gulf States, Inc.	210,045
12,000	I	NRG Energy, Inc.	13,180,500

			13,390,545

		Environmental Control: 0.1%
10,300		Allied Waste Industries, Inc.	2,571,138

			2,571,138

		Healthcare — Products: 0.2%
89,000		Baxter Intl., Inc.	4,920,810

			4,920,810

		Housewares: 0.8%
429,300	@	Newell Financial Trust I	18,835,538

			18,835,538

		Insurance: 1.7%
3,500	@@,#, I	Fortis Insurance	3,845,625
326,000		Genworth Financial, Inc.	11,198,100
280,000	@@	Scottish Re Group Ltd.	7,940,800
550,000		Travelers Property Casualty Corp.	12,308,999

			35,293,524

		Oil and Gas: 0.5%
135,000		Ameranda Hess Corp.	12,370,050

			12,370,050

		Packaging and Containers: 0.2%
120,000		Owens-Illinois, Inc.	4,862,400

			4,862,400

		Pharmaceuticals: 0.4%
168,000	L	Schering-Plough Corp.	8,564,640

			8,564,640

		Total Preferred Stock (Cost $120,802,958)	132,957,719

See Accompanying Notes to Financial Statements

62

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 12.5%
		Airlines: 0.3%
$17,190,000	#,I,L	Delta Air Lines, Inc., 2.875%, due 02/18/24	$5,801,625
2,200,000		Delta Air Lines, Inc., 8.000%, due 06/03/23	803,000

			6,604,625

		Biotechnology: 0.3%
7,975,000	#,I	Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,616,125

			7,616,125

		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	4,841,095

			4,841,095

		Diversified Financial Services: 0.3%
6,750,000	#,I	CapitalSource, Inc., 3.500%, due 07/15/34	6,142,500

			6,142,500

		Electronics: 0.6%
11,240,000	L	Agilent Technologies, Inc., 3.000%, due 12/01/21	11,141,650
1,200,000		Oak Industries, Inc., 4.875%, due 03/01/08	1,290,000

			12,431,650

		Food: 0.9%
29,500,000		General Mills, Inc., 2.000%, due 10/28/22	20,945,000

			20,945,000

		Forest Products and Paper: 1.1%
45,775,000	L	International Paper Co., 5.050%, due 06/20/21	25,176,250

			25,176,250

		Insurance: 0.8%
3,823,000	L	American Intl. Group Inc, 1.830%, due 11/09/31	2,566,189
3,600,000		Radian Group, Inc., 2.250%, due 01/01/22	3,600,000
698,000	@@	Scottish Re Group Ltd., 4.500%, due 12/01/22	825,385
7,400,000		Selective Insurance Group, 1.616%, due 09/24/32	4,847,000
7,828,000		USF&G Corp., 4.840%, due 03/03/09	6,565,735

			18,404,309

		Media: 2.6%
33,200,000		Liberty Media Corp., 0.750%, due 03/30/23	35,192,000
28,448,000	L	Liberty Media Corp., 3.250%, due 03/15/31	21,904,960

			57,096,960

		Miscellaneous Manufacturing: 0.4%
4,400,000	@@,#, I,L	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,698,000
2,200,000	@@,#, I	Tyco Intl. Group SA, 3.125%, due 01/15/23	3,052,500

			8,750,500

		Oil and Gas Services: 0.7%
4,090,000	L	Schlumberger Ltd., 1.500%, due 06/01/23	4,713,725
9,954,000	L	Schlumberger Ltd., 2.125%, due 06/01/23	11,223,135

			15,936,860

		Pharmaceuticals: 1.5%
830,000	#,I	Atherogenics, Inc., 1.500%, due 02/01/12	660,888
8,100,000	L	King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,745,625
36,750,000	#,I,L	Roche Holdings, Inc., 2.310%, due 07/25/21	25,445,700

			33,852,213

		Real Estate Investment Trusts: 0.6%
12,640,000	#,I	Host Marriott LP, 3.250%, due 04/15/24	14,077,800

			14,077,800

		Retail: 0.1%
1,550,000		Lowe’s Cos, Inc., 0.240%, due 02/16/21	1,491,875

			1,491,875

		Software: 0.3%
9,117,000	#,I	Red Hat, Inc., 0.500%, due 01/15/24	7,715,261

			7,715,261

		Telecommunications: 1.8%
18,600,000	L	Corning, Inc., 2.220%, due 11/08/15	14,787,000
5,800,000		Crown Castle Intl. Corp., 4.000%, due 07/15/10	11,969,750
12,800,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31	13,216,000

			39,972,750

		Total Convertible Corporate Bonds (Cost $281,004,402)	281,055,773

CORPORATE BONDS/NOTES: 1.0%
		Diversified Financial Services: 0.8%
20,000,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	17,923,400

			17,923,400

		Media: 0.2%
2,950,000	L	XM Satellite Radio, Inc., 14.000%, due 12/31/09	3,060,625
2,112,000		XM Satellite Radio, Inc., 12.000%, due 06/15/10	2,386,560

			5,447,185

		Total Corporate Bonds/Notes (Cost $22,219,633)	23,370,585

		Total Long-Term Investments (Cost $1,610,840,843)	2,002,427,778

See Accompanying Notes to Financial Statements

63

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 17.4%
	Securities Lending CollateralCC: 17.4%
$392,489,020	The Bank of New York Institutional Cash Reserves Fund	$392,489,020

	Total Short-Term Investments (Cost $392,489,020)	392,498,020

Total Investments In Securities (Cost $2,003,329,863)*	106.2%	$2,394,916,798
Other Assets and Liabilities-Net	(6.2)	(140,183,240)

Net Assets	100.0%	$2,254,733,558

@	Non-income producing security
@@	Foreign issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $2,004,411,246. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$464,498,525
Gross Unrealized Depreciation	(73,992,973)

Net Unrealized Appreciation	$390,505,552

See Accompanying Notes to Financial Statements

64

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Security Type Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 95.0%
		Aerospace/Defense: 2.5%
170,000		Lockheed Martin Corp.	$11,027,900
241,600		Raytheon Co.	9,451,392
140,200		Rockwell Collins, Inc.	6,684,736

			27,164,028

		Agriculture: 0.9%
55,600		Altria Group, Inc.	3,595,096
133,700		UST, Inc.	6,104,742

			9,699,838

		Auto Manufacturers: 0.2%
70,000	L	General Motors Corp.	2,380,000

			2,380,000

		Banks: 6.1%
311,238		Bank of America Corp.	14,195,565
74,000	@@,L	Bank of Ireland ADR	4,839,600
363,000		Mellon Financial Corp.	10,414,470
72,700		Mercantile Bankshares Corp.	3,746,231
119,900	L	National City Corp.	4,090,988
79,800		Northern Trust Corp.	3,638,082
209,600		State Street Corp.	10,113,200
127,200		SunTrust Banks, Inc.	9,188,928
74,200	L	Wells Fargo & Co.	4,569,236
52,100		Wilmington Trust Corp.	1,876,121

			66,672,421

		Beverages: 2.5%
292,800	L	Anheuser-Busch Cos., Inc.	13,395,600
340,000		Coca-Cola Co.	14,195,000

			27,590,600

		Biotechnology: 0.7%
276,500	@	MedImmune, Inc.	7,388,080

			7,388,080

		Building Materials: 0.6%
99,100	L	Vulcan Materials Co.	6,440,509

			6,440,509

		Chemicals: 1.7%
13,500		Dow Chemical Co.	601,155
167,600		E.I. du Pont de Nemours & Co.	7,208,476
100,000		Great Lakes Chemical Corp.	3,147,000
229,500	@,L	Hercules, Inc.	3,247,425
135,300		International Flavors & Fragrances, Inc.	4,900,566

			19,104,622

		Commercial Services: 0.4%
213,500		Cendant Corp.	4,775,995

			4,775,995

		Computers: 2.3%
623,338		Hewlett-Packard Co.	14,654,676
134,000		International Business Machines Corp.	9,942,800

			24,597,476

		Cosmetics/Personal Care: 1.2%
265,800		Colgate-Palmolive Co.	13,266,078

			13,266,078

		Distribution/Wholesale: 0.6%
167,400	L	Genuine Parts Co.	6,878,466

			6,878,466

		Diversified Financial Services: 6.1%
113,400		American Express Co.	6,036,282
915,600	L	Charles Schwab Corp.	10,327,968
122,966	L	Citigroup, Inc.	5,684,718
113,100		Fannie Mae	6,605,040
616,444		J.P. Morgan Chase & Co.	21,772,802
140,300		Janus Capital Group, Inc.	2,110,112
279,000		Morgan Stanley	14,639,130

			67,176,052

		Electric: 5.3%
140,500		Constellation Energy Group, Inc.	8,105,445
411,400	L	Duke Energy Corp.	12,230,922
134,900		FirstEnergy Corp.	6,490,039
489,100	L	NiSource, Inc.	12,095,443
195,300		Progress Energy, Inc.	8,835,372
141,500	L	TECO Energy, Inc.	2,675,765
364,700		Xcel Energy, Inc.	7,118,944

			57,551,930

		Electrical Components and Equipment: 0.3%
59,200		Emerson Electric Co.	3,707,696

			3,707,696

		Electronics: 0.2%
111,500	@	Agilent Technologies, Inc.	2,566,730

			2,566,730

		Environmental Control: 0.8%
297,100		Waste Management, Inc.	8,419,814

			8,419,814

See Accompanying Notes to Financial Statements

65

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Food: 2.3%
279,200		Campbell Soup Co.	$8,590,984
168,700		ConAgra Foods, Inc.	3,907,092
171,000		General Mills, Inc.	8,001,090
77,600	@@	Unilever NV	5,027,789

			25,526,955

		Forest Products and Paper: 1.5%
393,693	L	International Paper Co.	11,893,466
176,200	L	MeadWestvaco Corp.	4,940,648

			16,834,114

		Healthcare — Products: 2.6%
240,700		Baxter Intl., Inc.	8,929,970
210,900	@	Boston Scientific Corp.	5,694,300
212,500		Johnson & Johnson	13,812,500

			28,436,770

		Home Furnishings: 0.8%
152,200	@@	Sony Corp. ADR	5,241,768
56,400	L	Whirlpool Corp.	3,954,204

			9,195,972

		Household Products/Wares: 2.1%
94,600		Avery Dennison Corp.	5,010,016
14,200		Clorox Co.	791,224
101,500		Fortune Brands, Inc.	9,013,200
126,400		Kimberly-Clark Corp.	7,911,376

			22,725,816

		Housewares: 1.0%
448,900	L	Newell Rubbermaid, Inc.	10,701,776

			10,701,776

		Insurance: 5.9%
139,100		American Intl. Group, Inc.	8,081,710
90,400		Chubb Corp.	7,739,144
184,877		Lincoln National Corp.	8,674,429
576,400		Marsh & McLennan Cos., Inc.	15,966,280
126,500		Safeco Corp.	6,874,010
232,692		St. Paul Travelers Cos., Inc.	9,198,315
410,100		UnumProvident Corp.	7,513,032

			64,046,920

		Lodging: 0.3%
126,500		Hilton Hotels Corp.	3,017,025

			3,017,025

		Machinery — Diversified: 0.3%
70,400		Rockwell Automation, Inc.	3,429,184

			3,429,184

		Media: 8.4%
426,443	@,L	Comcast Corp.	13,091,800
255,100	L	Dow Jones & Co., Inc.	9,043,295
74,700	@	Echostar Communications Corp.	2,252,205
85,200	L	Knight-Ridder, Inc.	5,226,168
421,800	L	New York Times Co.	13,139,070
815,400	@,L	Time Warner, Inc.	13,625,334
282,200	L	Tribune Co.	9,927,796
470,900		Viacom, Inc.	15,078,218
398,900	L	Walt Disney Co.	10,044,302

			91,428,188

		Mining: 0.7%
307,300		Alcoa, Inc.	8,029,749

			8,029,749

		Miscellaneous Manufacturing: 5.6%
128,200		Cooper Industries Ltd.	8,191,980
293,800	L	Eastman Kodak Co.	7,888,530
56,200		Eaton Corp.	3,366,380
564,800		General Electric Co.	19,570,320
411,300		Honeywell Intl., Inc.	15,065,919
250,200	L	Pall Corp.	7,596,072

			61,679,201

		Oil and Gas: 8.1%
127,600		Amerada Hess Corp.	13,590,676
98,500		Anadarko Petroleum Corp.	8,091,775
169,524	@@	BP PLC ADR	10,574,907
348,690		ChevronTexaco Corp.	19,498,745
354,924		Exxon Mobil Corp.	20,397,482
253,600	@@	Royal Dutch Petroleum Co.	16,458,640

			88,612,225

		Oil and Gas Services: 0.5%
70,900		Schlumberger Ltd.	5,384,146

			5,384,146

		Pharmaceuticals: 5.2%
171,000		Abbott Laboratories	8,380,710
504,600		Bristol-Myers Squibb Co.	12,604,908
498,100		Merck & Co., Inc.	15,341,480
29,100		Pfizer, Inc.	802,578
370,000		Schering-Plough Corp.	7,052,200
286,400	L	Wyeth	12,744,800

			56,926,676

		Real Estate Investment Trusts: 0.5%
70,300		Simon Property Group, Inc.	5,096,047

			5,096,047

		Retail: 3.2%
169,100		Home Depot, Inc.	6,577,990
163,500		May Department Stores Co.	6,566,160
226,200		McDonald’s Corp.	6,277,050
195,800		RadioShack Corp.	4,536,686
225,000		Wal-Mart Stores, Inc.	10,845,000

			34,802,886

		Semiconductors: 2.2%
209,800		Analog Devices, Inc.	7,827,638
225,000		Intel Corp.	5,863,500
363,100	L	Texas Instruments, Inc.	10,192,217

			23,883,355

		Software: 1.0%
448,900		Microsoft Corp.	11,150,676

			11,150,676

		Telecommunications: 7.6%
194,700		Alltel Corp.	12,125,916
355,780		AT&T Corp.	6,774,051
223,800	@	Cisco Systems, Inc.	4,276,818
639,600	@,L	Lucent Technologies, Inc.	1,861,236
443,700		Motorola, Inc.	8,101,962
423,300	@@,L	Nokia Oyj	7,043,712
1,795,000	@	Qwest Communications Intl., Inc.	6,659,450
392,300		SBC Communications, Inc.	9,317,125
519,500	L	Sprint Corp.	13,034,255
46,200	@@	TELUS Corp.	1,624,392
67,800	@@	TELUS Corp. — Non Voting	2,305,878
297,450		Verizon Communications, Inc.	10,276,898

			83,401,693

See Accompanying Notes to Financial Statements

66

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Toys/Games/Hobbies: 0.9%
553,400	L	Mattel, Inc.	$10,127,220

			10,127,220

		Transportation: 1.9%
199,200		Norfolk Southern Corp.	6,167,232
217,600		Union Pacific Corp.	14,100,480

			20,267,712

		Total Common Stock (Cost $954,820,840)	1,040,084,641

PREFERRED STOCK: 0.2%
		Insurance: 0.2%
78,000	@,L	UnumProvident Corp.	2,080,024

		Total Preferred Stock (Cost $1,950,000)	2,080,024

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 0.2%
		Telecommunications: 0.2%
$2,070,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31	$2,137,275

		Total Convertible Corporate Bonds (Cost $1,635,078)	2,137,275

		Total Long-Term Investments (Cost $958,405,918)	1,044,301,940

SHORT-TERM INVESTMENTS: 15.3%
		Securities Lending CollateralCC: 15.3%
167,510,884		The Bank of New York Institutional Cash Reserves Fund	167,510,884

		Total Short-Term Investments (Cost $167,510,884)	167,510,884

Total Investments In Securities (Cost $1,125,916,802)*	110.7%	$1,211,812,824
Other Assets and Liabilities-Net	(10.7)	(117,501,970)

Net Assets	100.0%	$1,094,310,854

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,135,470,079. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,804,539
Gross Unrealized Depreciation	(53,461,794)

Net Unrealized Appreciation	$76,342,745

See Accompanying Notes to Financial Statements

67

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.8%
		Aerospace/Defense: 2.2%
176,910		Northrop Grumman Corp.	$9,774,277
231,390		Raytheon Co.	9,051,977

			18,826,254

		Agriculture: 0.9%
127,680		Altria Group, Inc.	8,255,789

			8,255,789

		Auto Manufacturers: 1.2%
416,680	@@,L	Honda Motor Co. Ltd.	10,254,495

			10,254,495

		Banks: 3.0%
283,290	L	Bank of America Corp.	12,920,857
117,360		PNC Financial Services Group, Inc.	6,391,426
142,440		State Street Corp.	6,872,730

			26,185,013

		Beverages: 1.4%
299,620		Coca-Cola Co.	12,509,135

			12,509,135

		Biotechnology: 1.0%
237,720	@,L	Chiron Corp.	8,294,051

			8,294,051

		Chemicals: 4.0%
738,440	@@	Bayer AG ADR	24,575,283
192,330		Dow Chemical Co.	8,564,455
73,844	@,@@	Lanxess	1,648,521

			34,788,259

		Commercial Services: 0.5%
125,030	L	Equifax, Inc.	4,464,821

			4,464,821

		Computers: 1.4%
526,000		Hewlett-Packard Co.	12,366,260

			12,366,260

		Household Products/ Wares: 1.0%
135,260		Kimberly-Clark Corp.	8,465,923

			8,465,923

		Diversified Financial Services: 13.0%
866,630		Charles Schwab Corp.	9,775,586
457,590		Citigroup, Inc.	21,154,386
247,600		Freddie Mac	16,150,948
35,470	L	Goldman Sachs Group, Inc.	3,618,649
712,929		J.P. Morgan Chase & Co.	25,180,652
160,950		Lehman Brothers Holdings, Inc.	15,979,116
113,460	L	MBNA Corp.	2,968,114
333,720		Merrill Lynch & Co., Inc.	18,357,937

			113,185,388

		Electric: 3.9%
211,570	L	American Electric Power Co., Inc.	7,800,586
122,370		Entergy Corp.	9,245,054
144,050	L	Exelon Corp.	7,394,087
193,990	L	FirstEnergy Corp.	9,332,858

			33,772,585

		Electronics: 0.6%
107,620		Applera Corp. — Applied Biosystems Group	2,116,885
50,150		Parker Hannifin Corp.	3,109,802

			5,226,687

		Food: 3.7%
221,900	@@	Cadbury Schweppes PLC	8,505,427
199,760		Kraft Foods, Inc.	6,354,366
267,200	@@	Unilever NV	17,322,576

			32,182,369

		Healthcare — Products: 1.4%
148,320	L	Bausch & Lomb, Inc.	12,310,560

			12,310,560

		Insurance: 7.8%
230,040	@@,L	Aegon NV	2,960,615
196,710		Chubb Corp.	16,840,343
152,020		CIGNA Corp.	16,270,701
93,570		Hartford Financial Services Group, Inc.	6,997,165
167,620		Prudential Financial, Inc.	11,005,929
336,963		St. Paul Travelers Cos., Inc.	13,320,147

			67,394,900

		Internet: 1.3%
508,790	@,L	Symantec Corp.	11,061,095

			11,061,095

		Lodging: 0.5%
69,910		Marriott Intl., Inc.	4,769,260

			4,769,260

		Media: 6.8%
538,830	@	Clear Channel Communications, Inc.	16,666,012
1,206,340	@	Time Warner, Inc.	20,157,941

See Accompanying Notes to Financial Statements

68

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Media (continued)
270,580	L	Viacom, Inc.	$8,663,972
538,850	L	Walt Disney Co.	13,568,243

			59,056,168

		Mining: 1.3%
283,350	L	Newmont Mining Corp.	11,059,151

			11,059,151

		Miscellaneous Manufacturing: 4.3%
551,940		General Electric Co.	19,124,721
92,650	@@	Ingersoll-Rand Co. Ltd.	6,610,578
163,400	@@	Siemens AG	11,871,010

			37,606,309

		Oil and Gas: 8.6%
268,010	@@	BP PLC ADR	16,718,463
273,480		ConocoPhillips	15,722,365
211,440		Exxon Mobil Corp.	12,151,457
272,810	@@	Royal Dutch Petroleum Co.	17,705,368
152,650	L	Valero Energy Corp.	12,076,142

			74,373,795

		Oil and Gas Services: 2.1%
241,600	L	Schlumberger Ltd.	18,347,104

			18,347,104

		Pharmaceuticals: 12.4%
984,380		Bristol-Myers Squibb Co.	24,589,811
225,250	L	Eli Lilly & Co.	12,548,678
164,240	@@,L	GlaxoSmithKline PLC	7,967,282
321,060	@@	Roche Holdings, Inc.	20,324,703
250,350	@@,L	Sanofi-Aventis ADR	10,261,847
974,760	L	Schering-Plough Corp.	18,578,926
303,500	L	Wyeth	13,505,750

			107,776,997

		Retail: 4.0%
186,570	@,L	Kohl’s Corp.	10,431,129
137,760		McDonald’s Corp.	3,822,840
119,340		Target Corp.	6,493,289
299,550		Wal-Mart Stores, Inc.	14,438,310

			35,185,568

		Semiconductors: 2.1%
421,760		Intel Corp.	10,991,066
726,390	@,L	Micron Technology, Inc.	7,416,442

			18,407,508

		Telecommunications: 5.9%
292,050	L	France Telecom SA ADR	8,510,337
715,570		Motorola, Inc.	13,066,307
274,160	@,L	Nextel Communications, Inc.	8,858,110
316,040	L	Sprint Corp.	7,929,444
370,050		Verizon Communications, Inc.	12,785,228

			51,149,426

		Transportation: 0.5%
141,240		Norfolk Southern Corp.	4,372,790

			4,372,790

		Total Common Stock (Cost $719,528,471)	841,647,660

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 15.7%
	Federal Home Loan Bank: 3.2%
$27,516,000	2.600%, due 07/01/05	$27,514,013

	Total Federal Home Loan Bank (Cost $27,516,000)	27,514,013

	Securities Lending CollateralCC: 12.5%
108,908,429	The Bank of New York Institutional Cash Reserves Fund	108,908,429

	Total Securities Lending Collateral (Cost $108,908,429)	108,908,429

	Total Short-Term Investments (Cost $136,424,429)	136,422,442

Total Investments In Securities (Cost $855,952,900)*	112.5%	$978,070,102
Other Assets and Liabilities-Net	(12.5)	(108,789,820)

Net Assets	100.0%	$869,280,282

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $861,346,247. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,528,635
Gross Unrealized Depreciation	(11,804,780)

Net Unrealized Appreciation	$116,723,855

See Accompanying Notes to Financial Statements

69

Investment Manager and Distributor
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-IITADV (0605-081705)

Funds

Semi-Annual Report

June 30, 2005

ING Investors Trust

• ING American Funds Growth Portfolio
• ING American Funds International Portfolio
• ING American Funds Growth-Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take full advantage of all of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. But inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June at the March 7 high. But it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil: potentially inflationary through costs and deflationary since they act like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. But this and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account		During the Six
	Value	Value	Annualized	Months Ended
	January 1,	June 30,	Expense	June 30,
ING American Funds Growth Portfolio	2005	2005	Ratio	2005*

Actual Fund Return	$1,000.00	$1,031.30	1.10%	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	1.10%	$5.51

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING American Funds International Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return	$1,000.00	$1,010.60	1.32%	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.32%	$6.61

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING American Funds Growth-Income Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return	$1,000.00	$995.40	1.05%	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	1.05%	$5.26

*	Expenses are equal to the Portfolio’s annualized expense ratio, including the expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

(Amounts in thousands, except per share amounts)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in underlying funds(1) at value*	$1,160,817	$473,641	$868,137
Cash	3	—	—
Receivable for sale of underlying fund	83	—	—
Prepaid assets	1	—	1

Total assets	1,160,904	473,641	868,138

LIABILITIES:
Payable for purchase of underlying fund	—	1,422	2,276
Accrued distribution fees	466	191	351
Accrued trustee fees	6	2	4
Other accrued expenses and liabilities	55	23	42

Total liabilities	527	1,638	2,673

NET ASSETS	$1,160,377	$472,003	$865,465

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,043,987	$427,424	$814,768
Undistributed net investment income	326	2,573	7,105
Accumulated net realized gain on investments	1,240	1,848	941
Net unrealized appreciation on investments	114,824	40,158	42,651

NET ASSETS	$1,160,377	$472,003	$865,465

* Cost of investments in underlying funds	$1,045,993	$433,483	$825,486
Shares held of underlying fund	22,027	29,674	23,909
Net assets	$1,160,377	$472,003	$865,465
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	22,114	29,138	23,542
Net asset value and redemption price per share	$52.47	$16.20	$36.76

(1)	The underlying funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

(Amounts in thousands)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, from underlying funds(1)	$2,875	$1,051	$6,015

Total investment income	2,875	1,051	6,015

EXPENSES:
Distribution fees	2,434	998	1,881
Transfer agent fees	2	1	1
Professional fees	45	18	35
Custody fees	39	15	34
Trustee fees	25	16	20
Miscellaneous expense	1	2	1

Total expenses	2,546	1,050	1,972

Net investment income	329	1	4,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	949	923	321
Net change in unrealized appreciation or depreciation on investments	35,713	4,581	(4,682)

Net realized and unrealized gain (loss) on investments	36,662	5,504	(4,361)

Increase (decrease) in net assets resulting from operations	$36,991	$5,505	$(318)

(1)	The underlying funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

(Amounts in thousands)

	ING American Funds		ING American Funds		ING American Funds
	Growth Portfolio		International Portfolio		Growth-Income Portfolio

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$329	$(1,260)	$1	$2,560	$4,043	$3,043
Net realized gain on investments	949	1,030	923	927	321	621
Net change in unrealized appreciation or depreciation on investments	35,713	72,876	4,581	33,283	(4,682)	42,388

Net increase (decrease) in net assets resulting from operations	36,991	72,646	5,505	36,770	(318)	46,052

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(66)	—	(407)	—	(623)
Net realized gains	—	(3)	—	(6)	—	(2)

Total distributions	—	(69)	—	(413)	—	(625)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	272,216	661,803	145,307	253,830	206,126	521,145
Dividends reinvested	—	69	—	413	—	625

	272,216	661,872	145,307	254,243	206,126	521,770
Cost of shares redeemed	(3,487)	(10,125)	(5,280)	(8,943)	(1,100)	(4,432)

Net increase in net assets resulting from capital share transactions	268,729	651,747	140,027	245,300	205,026	517,338

Net increase in net assets	305,720	724,324	145,532	281,657	204,708	562,765

NET ASSETS:
Beginning of period	854,657	130,333	326,471	44,814	660,757	97,992

End of year period	$1,160,377	$854,657	$472,003	$326,471	$865,465	$660,757

Undistributed net investment income (accumulated net investment loss) at end of period	$326	$(3)	$2,573	$2,572	$7,105	$3,062

See Accompanying Notes to Financial Statements

7

ING AMERICAN FUNDS GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months			September 2,
	Ended	Year Ended		2003(1)to
	June 30,	December 31,		December 31,
	2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$50.88	45.47		42.35

Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.09)		0.01
Net realized and unrealized gain on investments	$1.57	5.50		3.11
Total from investment operations	$1.59	5.41		3.12

Less distributions from:
Net investment income	$—	0.00	**	—
Net realized gain from investments	$—	0.00	**	—
Total distributions	$—	0.00	**	—
Net asset value, end of period	$52.47	50.88		45.47

Total Return(2): %	3.13	11.91		7.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,160,377	854,657		130,333

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.52	0.53		0.53
Expenses including net expenses of the underlying fund (3)%	1.10	1.14		1.17
Expenses including gross expenses of the underlying fund(3)%	1.13	1.14		1.17
Net investment income (loss) excluding expenses of the underlying fund(3)%	0.07	(0.27)		0.09
Net investment loss including expenses of the underlying fund(3)%	(0.51)	(0.88)		(0.55)
Portfolio turnover rate(4)%	1	3		0 **
Portfolio turnover rate of underlying fund %	12	30		34

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount is less than 0.01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

†   The portfolio turnover rate is for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

8

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months			September 2,
	Ended		Year Ended	2003(1) to
	June 30,		December 31,	December 31,
	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.03		13.53	11.78

Income (loss) from investment operations:
Net investment income	$0.00	* **	0.22 *	0.12
Net realized and unrealized gain on investments	$0.17		2.30	1.63
Total from investment operations	$0.17		2.52	1.75

Less distributions from:
Net investment income	$—		0.02	—
Net realized gain from investments	$—		0.00 **	—
Total distributions	$—		0.02	—
Net asset value, end of period	$16.20		16.03	13.53

Total Return(2): %	1.06		18.64	14.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$472,003		326,471	44,814

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.53		0.53	0.53
Expenses including net expenses of the underlying fund (3)%	1.32		1.36	1.41
Expenses including gross expenses of the underlying fund(3)%	1.36		1.36	1.41
Net investment income excluding expenses of the underlying fund(3)%	0.00	**	1.54	6.96
Net investment income (loss) including expenses of the underlying fund(3)%	(0.79)		0.71	6.08
Portfolio turnover rate(4)%	1		5	2
Portfolio turnover rate of underlying fund %	20		37	41

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount is less than 0.01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

†   The portfolio turnover rate is for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

9

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months		September 2,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$36.93	33.67	30.83

Income (loss) from investment operations:
Net investment income	$0.19 *	0.29 *	0.20
Net realized and unrealized gain (loss) on investments	$(0.36)	3.01	2.64
Total from investment operations	$(0.17)	3.30	2.84

Less distributions from:
Net investment income	$—	0.04	—
Net realized gain from investments	$—	0.00 **	—
Total distributions	$—	0.04	—
Net asset value, end of period	$36.76	36.93	33.67

Total Return(2): %	(0.46)	9.79	9.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$865,465	660,757	97,992

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.52	0.53	0.53
Expenses including net expenses of the underlying fund (3)%	1.05	1.08	1.12
Expenses including gross expenses of the underlying fund(3)%	1.07	1.08	1.12
Net investment income excluding expenses of the underlying fund(3)%	1.07	0.84	4.41
Net investment income including expenses of the underlying fund(3)%	0.54	0.29	3.82
Portfolio turnover rate(4)%	1	2	0 **
Portfolio turnover rate of underlying fund %	10	21	21

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount is less than 0.01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

†   The portfolio turnover rate is for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2005 the Trust had fifty-one operational portfolios. The three portfolios included in this report are: ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”) and ING American Funds Growth-Income Portfolio (“Growth-Income”) (collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio currently seeks to achieve its investment objective by investing all its investable assets in a separate series (each a “Fund”) of American Funds Insurance Series (the “Underlying Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Portfolio. Each Fund directly acquires securities and a Portfolio investing in the Fund acquires an indirect interest in those securities.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by: ING USA Annuity and Life Insurance Company (“ING USA”), an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”); Security Life of Denver, an indirect wholly owned subsidiary of ING Groep; ReliaStar Life Insurance Company; an indirect, wholly-owned subsidiary of ING Groep, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA; and, ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investment in its corresponding master fund is based on the net asset value of that master fund each business day. Valuation of the investments by the Underlying Funds is discussed in the Underlying Fund’s notes to financial statements, which are included elsewhere in the report.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Net investment income, if any, will be declared and paid annually. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

F.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the agreement at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (the “Investment Manager”) and ING Funds Services, LLC (the “Administrator”), both indirect, wholly-owned subsidiaries of ING Groep, provide each of the Portfolios with advisory and administrative services, respectively, under a Management Agreement and an Administration Agreement (the “Agreements”). Under the terms of the Agreements, during periods when each Portfolio invests all or substantially all of its assets in another investment company, the Portfolio pays no management fee and no administration fee. During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets and the Investment Manager a monthly management fee based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Growth	0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

International	0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion

Growth-Income	0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of the Underlying Funds, were as follows (in thousands):

	Purchases	Sales

Growth	$271,557	$5,013
International	144,577	4,598
Growth-Income	207,330	2,285

NOTE 5 — DISTRIBUTION FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with Directed Services, Inc. (“DSI”, or the “Distributor”). The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to DSI, at an annual rate not to exceed 0.50% of the average daily net assets. In addition, Class 2 shares of each of the underlying Growth Fund, International Fund and Growth-Income Fund pay 0.25% of average assets annually to

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION FEES (continued)

American Funds Distributors, Inc. pursuant to a plan of distribution which fees are indirectly borne by the Portfolios.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2005, the Growth Portfolio had $35,629 of Accrued Custodian Fees included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceed 5% of total liabilities.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows (in thousands):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2005	2004

Growth (Number of Shares)
Shares sold	5,388	14,149
Dividends reinvested	—	1
Shares redeemed	(70)	(220)

Net increase in shares outstanding	5,318	13,930

Growth ($)
Shares sold	$272,216	$661,803
Dividends reinvested	—	69
Shares redeemed	(3,487)	(10,125)

Net increase	$268,729	$651,747

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2005	2004

International (Number of Shares)
Shares sold	9,104	17,674
Dividends reinvested	—	27
Shares redeemed	(329)	(651)

Net increase in shares outstanding	8,775	17,050

International ($)
Shares sold	$145,307	$253,831
Dividends reinvested	—	412
Shares redeemed	(5,280)	(8,943)

Net increase	$140,027	$245,300

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2005	2004

Growth-Income (Number of Shares)
Shares sold	5,682	15,091
Dividends reinvested	—	17
Shares redeemed	(30)	(128)

Net increase in shares outstanding	5,652	14,980

Growth-Income ($)
Shares sold	$206,126	$521,145
Dividends reinvested	—	625
Shares redeemed	(1,100)	(4,432)

Net increase	$205,026	$517,338

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders from ordinary income as of December 31, 2004 were as follows (amounts in thousands):

Growth	$69
International	413
Growth-Income	625

The tax-basis components of distributable earnings and the expiration dates of the capital loss

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows (amounts in thousands):

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Appreciation	Capital Loss	Expiration
	Income	Capital Gain	(Depreciation)	Carryforwards	Dates

Growth	$—	$290	$79,112	$—	—
International	3,407	93	35,577	—	—
Growth-Income	3,604	81	47,333	—	—

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net
	Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Growth	$—	$—	$0.0132	July 6, 2005	June 30, 2005
International	0.0882	0.0285	0.0032	July 6, 2005	June 30, 2005
Growth-Income	0.1299	0.0229	0.0035	July 6, 2005	June 30, 2005

15

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2005

Figures shown here for American Funds Insurance Series® are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

	Returns for periods ended June 30, 2005
	Cumulative total returns				Annualized total returns
	6 months		1 year		5 years		10 years		Lifetime
Growth Fund (since 2/8/84)
Class 1	+	3.52	+	11.46	-	2.06	+	13.51%	+	14.70
Class 2	+	3.39	+	11.22	-	2.30	+	13.23	+	14.39
Class 3	+	3.43	+	11.28	-	2.23	+	13.31	+	14.50
International Fund (since 5/1/90)
Class 1	+	1.40	+	15.77	-	2.54	+	9.85	+	9.45
Class 2	+	1.30	+	15.53	-	2.79	+	9.58	+	9.17
Class 3	+	1.24	+	15.59	-	2.72	+	9.65	+	9.25
Growth-Income Fund (since 2/8/84)
Class 1	-	0.09	+	6.13	+	5.42	+	11.51	+	13.09
Class 2	-	0.21	+	5.86	+	5.16	+	11.24	+	12.77
Class 3	-	0.18	+	5.94	+	5.23	+	11.31	+	12.89
The following summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected here. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and do not reflect sales charges, commissions or expenses.

18

In the first half of American Funds Insurance Series’ fiscal year, the six-month period ended June 30, 2005, stock markets around the world were generally flat, reflecting slowing economic growth. Bond markets proved slightly more resilient. We are pleased to report that almost every option in the series increased in value in this environment, and every fund in the series held up well against its benchmark.
During the first half of 2005, prospects for continued growth dimmed somewhat in several major countries, which has had a restraining effect on stock markets in general. In the United States, for example, where investors remained concerned about rising interest rates and the high price of oil, the broad market, as measured by Standard & Poor’s 500 Composite Index, lost 0.8%. The NASDAQ Composite Index, home to many of the nation’s technology companies, fell 5.4% for the period.
Reflecting stock markets outside the United States, the MSCI EAFE® (Europe, Australasia, Far East) Index fell 0.8% for the first half of the year as results were diminished by the strengthening U.S. dollar, which rose 12.1% against the euro and 7.9% against the yen. The Japanese Nikkei 225 Stock Average lost 5.8% when measured in U.S. dollars. London’s FTSE 100 gained a modest 1.5% and the German DAX posted a decline of 4.4% when measured in U.S. dollars.
While it was a relatively flat period for the market as a whole, there was a wide disparity of results among sectors. Technology stocks continued to lag, although a few individual companies posted strong gains. The energy sector, notably oil companies and utilities, provided the strongest returns for the six-month period. In addition, small-cap stocks, as measured by the S&P/Citigroup Global Smallcap Index, continued to fare reasonably well, returning 1.9% for the period.
The bond markets, meanwhile, registered modest gains amid rising short-term rates and inflation fears. During the first half of the series’ fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Historically, in a rising-rate environment like this one, long-term rates have followed suit, but this has not been the case. During the period, the yield on the bellwether 10-year U.S. Treasury bond declined. As a result, long-term bonds outperformed their shorter term counterparts. The high-quality bond market, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, gained 2.6%.
It was a tougher period for lower rated corporate bonds as the ratings downgrade of Ford and General Motors debt led investors to worry whether the market could absorb such a significant amount of supply. Lower rated bonds, however, rallied before the close of the period and finished slightly ahead (0.8%), as measured by the Credit Suisse First Boston High Yield Bond Index.
As we enter the second half of the series’ fiscal year, we remain cautiously optimistic. Although the U.S. economy remains strong, there are also underlying risks, including a possible rise in interest rates and geopolitical unrest. In this environment, the 13 variable funds in American Funds Insurance Series will continue to benefit from the investment philosophy of Capital Research and Management Company, the series’ investment adviser. Capital Research’s approach is characterized by careful attention to risk, a search for value and a long-term perspective.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Chairman of the Board	President
Principal Executive Officer

August 4, 2005
American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. All the variable funds in the American Funds Insurance Series may not be available in your product.

19

Largest equity holdings	Percent of net assets
Google	4.3%
Altria Group	2.5
IAC/InterActiveCorp	1.8
Target	1.8
Vodafone	1.7
Microsoft	1.7
Carnival Corp.	1.6
Time Warner	1.6
Sanofi-Aventis	1.5
Schlumberger	1.4
Objective: Seeks growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund gained 3.4% for the first six months of this year, outpacing its benchmark, the S&P 500, which fell 0.8% for the period. (Please see the inside front cover for the fund’s longer term results.)
The period was marked by decidedly mixed signals. During the first half of the fund’s fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Yet, long-term rates, which typically rise in accordance, remained at low levels. Oil prices remained high, while there was little indication that inflation was increasing. Against this background, stock markets were generally flat as economic growth cooled in the United States and other global economies.
The value of fundamental research and the ability to find good opportunities becomes especially important in this environment.
The fund’s holdings in oil, gas and consumable fuel and energy equipment and services companies, which accounted for 15.6% of the fund’s assets, were bolstered by high oil prices. The fund’s media holdings posted mixed results for the year, while some of its large financial holdings finished the period with weak returns.
American Funds Insurance Series

20

International Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
International Fund gained 1.3% during the first half of 2005, while the MSCI EAFE®(Europe, Australasia, Far East) Index fell 0.8%. (Please see the inside front cover for the fund’s longer term results.)
Growth slowed in several major countries around the world during the six-month period. The S&P 500 declined 0.8% for the period, while Japan’s Nikkei 225 Stock Average fell 5.8% when measured in U.S. dollars. Japan continues to be the fund’s largest single country concentration at 13.4% of assets.
After a period of decline, the U.S. dollar strengthened against major currencies, gaining 12.1% against the euro and 7.9% against the Japanese yen in the first half of the year. As a result, the fund’s investments in Europe, which made up 41.1% of the fund’s concentration of assets at the end of the period, had mixed results. London’s FTSE 100 gained a modest 1.5%, while Germany’s DAX lost 4.4% when measured in U.S. dollars.
The fund’s holdings in oil, gas and consumable fuel and electric utility companies boosted its return, while investments in industries such as diversified telecommunication services, specialty retail and metals and mining held back the fund.

Europe
United Kingdom	8.7%
France	6.7
Netherlands	4.8
Germany	4.5
Spain	3.6
Switzerland	3.6
Austria	2.4
Norway	2.2
Denmark	1.7
Italy	1.4
Belgium	.8
Other	.7

41.1

Asia/Pacific Basin
Japan	13.4
India	5.6
South Korea	3.4
Australia	3.1
Taiwan	2.4

Hong Kong	1.2%
China	1.1
Malaysia	1.1
Indonesia	.6
Other	.5

32.4

The Americas
Canada	4.7
Brazil	4.3
Mexico	2.0
United States	.6

11.6

Other countries
Polynational	.5
South Africa	.1

.6

Cash & equivalents	14.3

Total	100.0%

Largest equity holdings	Percent of net assets
Telekom Austria	2.4%
UFJ Holdings	1.6
Royal Dutch Petroleum/“Shell” Transport and Trading	1.5
Société Générale	1.5
KPN	1.5
Unibanco	1.4
Telefónica	1.4
Novo Nordisk	1.4
Sanofi-Aventis	1.2
Canadian Natural Resources	1.2
Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.
Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.
American Funds Insurance Series

21

Largest equity holdings	Percent of net assets
Hewlett-Packard	1.8%
American International Group	1.8
Fannie Mae	1.7
Lowe’s Companies	1.7
Microsoft	1.4
General Electric	1.4
Target	1.4
Cisco Systems	1.3
Citigroup	1.3
Tyco	1.3
Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund was essentially flat during the first six months of 2005, declining 0.2%, modestly outpacing the S&P 500, which lost 0.8%. (Please see the inside front cover for the fund’s longer term results.)
During a period marked by rising short-term interest rates, low inflation and tepid economic growth, equity investors had few options. Energy-related companies generally held up well, but the outlook was mixed for most other industries. Investors outside the United States fared little better as most major markets lost ground.
Against this background of generally flat equity returns, the fund’s portfolio counselors moved cautiously, making few major changes to the fund’s holdings. This careful approach, which has been the hallmark of Growth-Income Fund since its inception, served our shareholders well during the three-year bear market and again during this very modest decline.
Not surprisingly the fund’s investments in energy-related stocks helped boost its returns. The fund’s holdings in media, thrift institutions and biotechnology held back the fund.
American Funds Insurance Series

22

Growth Fund

Summary investment portfolio June 30, 2005	unaudited
Common stocks — 89.65%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 20.49%

Google Inc., Class A1	2,751,700	$809,413	4.30%
Microsoft Corp.	12,515,000	310,873	1.65
Texas Instruments Inc.	8,526,000	239,325	1.27
Corning Inc.[1]	14,150,000	235,173	1.25
Maxim Integrated Products, Inc.	4,005,000	153,031	.81
KLA-Tencor Corp.	3,455,000	150,983	.80
Yahoo! Inc.[1]	4,226,500	146,448	.78
Xilinx, Inc.	5,415,000	138,082	.74
Analog Devices, Inc.	3,675,000	137,114	.73
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,063	136,854	.73
Applied Materials, Inc.	8,105,000	131,139	.70
Other securities		1,266,172	6.73
		3,854,607	20.49

Consumer discretionary — 18.96%

IAC/InterActiveCorp[1]	14,293,800	343,766	1.83
Target Corp.	6,240,000	339,518	1.80
Carnival Corp.	5,585,000	304,662	1.62
Time Warner Inc.[1]	17,607,725	294,225	1.56
Lowe’s Companies, Inc.	4,115,500	239,604	1.27
News Corp. Inc.	13,549,000	219,223	1.17
Liberty Global International, Inc., Class A1	4,232,500	197,531	1.05
Starbucks Corp.[1]	3,460,000	178,744	.95
Michaels Stores, Inc.	4,070,000	168,376	.90
Harrah’s Entertainment, Inc.	2,186,029	157,547	.84
Liberty Media Corp., Class A1	14,670,000	149,487	.79
Best Buy Co., Inc.	1,993,600	136,661	.73
Other securities		837,567	4.45
		3,566,911	18.96

Energy — 14.93%

Schlumberger Ltd.	3,500,000	265,790	1.41
Devon Energy Corp.	4,209,072	213,316	1.13
Burlington Resources Inc.	3,720,000	205,493	1.09
Halliburton Co.	3,880,000	185,542	.99
EOG Resources, Inc.	3,265,000	185,452	.99
Transocean Inc.[1]	2,731,400	147,414	.78
Diamond Offshore Drilling, Inc.	2,660,000	142,124	.76
Noble Corp.	2,225,000	136,860	.73
Murphy Oil Corp.	2,598,800	135,735	.72
Newfield Exploration Co.[1]	3,317,200	132,323	.70
Canadian Natural Resources, Ltd.	3,625,700	131,188	.70
Other securities		927,337	4.93
		2,808,574	14.93

Health care — 7.86%

Sanofi-Aventis	3,533,900	290,030	1.54
Express Scripts, Inc.[1]	3,288,000	164,334	.88
WellPoint, Inc.[1]	1,900,000	132,316	.70
Other securities		891,558	4.74
		1,478,238	7.86

American Funds Insurance Series

23

Growth Fund

Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer staples — 6.26%

Altria Group, Inc.	7,380,000	$477,191	2.54%
Other securities		701,096	3.72
		1,178,287	6.26

Industrials — 5.73%

Tyco International Ltd.	8,161,500	238,316	1.27
General Electric Co.	4,130,000	143,105	.76
Other securities		697,264	3.70
		1,078,685	5.73

Financials — 5.50%

Fannie Mae	3,135,000	183,084	.97
American International Group, Inc.	2,725,000	158,323	.84
Freddie Mac	2,297,700	149,879	.80
Other securities		543,285	2.89
		1,034,571	5.50

Telecommunication services — 4.70%

Vodafone Group PLC (ADR)	8,185,000	199,059
			1.66
Vodafone Group PLC	46,502,000	113,293
Qwest Communications International Inc.[1]	34,050,000	126,326	.67
O2 PLC [1]	49,950,000	121,917	.65
Other securities		323,209	1.72
		883,804	4.70

Other — 1.59%

Other securities		300,245	1.59

Miscellaneous — 3.63%

Other common stocks in initial period of acquisition		683,123	3.63

Total common stocks (cost: $13,201,788,000)		16,867,045	89.65

Bonds & notes — 0.37%

Total bonds & notes (cost: $63,726,000)		69,904	.37

American Funds Insurance Series

24

Growth Fund
Short-term securities — 10.36%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Federal Home Loan Bank 2.955%–3.27% due 7/8–9/9/2005	$260,694	$259,877	1.38%
Freddie Mac 2.97%–3.31% due 7/13–9/20/2005	218,600	217,867	1.16
U.S. Treasury Bills 2.75% due 7/28/2005	209,000	208,580	1.11
Preferred Receivables Funding Corp. 3.07%–3.33% due 7/12–8/25/2005[2]	107,780	107,500	.70
Park Avenue Receivables Co., LLC 3.06% due 7/7/2005[2]	25,000	24,985
General Electric Capital Corp. 3.07% due 7/11/2005	50,000	49,954	.53
General Electric Capital Services, Inc. 3.33% due 8/29/2005	50,000	49,726
Other securities		1,031,743	5.48

Total short-term securities (cost: $1,950,184,000)		1,950,232	10.36

Total investment securities (cost: $15,215,698,000)		18,887,181	100.38
Other assets less liabilities		(71,843)	(.38)

Net assets		$18,815,338	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $934,501,000, which represented 4.97% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

25

International Fund

Summary investment portfolio June 30, 2005	unaudited
Common stocks — 85.66%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 17.78%
UFJ Holdings, Inc.[1,2]	14,730	$76,624	1.56%
Société Générale[2]	743,000	75,341	1.53
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	69,593	1.41
Banco Santander Central Hispano, SA2	4,485,946	51,839	1.05
Macquarie Bank Ltd.[2]	1,143,898	51,570	1.05
Royal Bank of Scotland Group PLC[2]	1,540,191	46,316	.94
ING Groep NV2	1,549,310	43,420	.88
ICICI Bank Ltd.[2]	4,400,000	42,927	.87
Shinhan Financial Group Co., Ltd.[2]	1,513,070	38,987	.79
ABN AMRO Holding NV2	1,583,045	38,819	.79
Housing Development Finance Corp. Ltd.[3]	1,866,000	38,258	.78
Other securities		301,187	6.13
		874,881	17.78

Telecommunication services — 13.09%
Telekom Austria AG2	6,094,899	117,457	2.39
Royal KPN NV2	8,685,600	72,347	1.47
Telefónica, SA2	4,277,938	69,575	1.41
Tele Norte Leste Participações SA, preferred nominative	1,798,414	29,833	1.04
Tele Norte Leste Participações SA, preferred nominative (ADR)	1,285,000	21,395
Telenor ASA[2]	5,830,100	46,098	.94
Bharti Tele-Ventures Ltd.[1,2]	8,200,000	45,680	.93
Vodafone Group PLC[2]	15,675,100	38,023	.77
China Unicom Ltd.[2]	42,678,200	35,608	.72
Other securities		168,139	3.42
		644,155	13.09

Consumer discretionary — 9.47%
Kingfisher PLC[2]	10,653,645	46,746	.95
Accor SA2	920,904	42,886	.87
Sony Corp.[2]	1,100,000	37,541	.76
Other securities		338,893	6.89
		466,066	9.47

Energy — 8.91%
“Shell” Transport and Trading Co., PLC[2]	4,155,000	40,081
“Shell” Transport and Trading Co., PLC (ADR)	320,000	18,579	1.54
Royal Dutch Petroleum Co.[2]	261,000	16,916
Canadian Natural Resources, Ltd.	1,600,000	57,893	1.18
Reliance Industries Ltd.[2]	3,628,695	53,429	1.09
Oil & Natural Gas Corp. Ltd.[2]	2,033,000	47,796	.97
Husky Energy Inc.	1,035,000	41,101	.83
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	759,000	39,567	.80
Norsk Hydro ASA[2]	410,000	37,319	.76
Petro-Canada	540,000	35,095	.71
Other securities		50,537	1.03
		438,313	8.91

American Funds Insurance Series

26

International Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 8.52%
Rohm Co., Ltd.[2]	560,600	$53,591	1.09%
Samsung Electronics Co., Ltd.[2]	105,244	49,670	1.01
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	24,248,040	41,675	.93
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	426,599	3,891
Other securities		270,127	5.49
		418,954	8.52

Health care — 6.01%
Novo Nordisk A/S, Class B2	1,353,200	68,299	1.39
Sanofi-Aventis[2]	728,500	59,370	1.21
Roche Holding AG2	394,435	49,650	1.01
Other securities		118,488	2.40
		295,807	6.01

Materials — 5.59%
Nitto Denko Corp.[2]	949,900	54,101	1.10
Potash Corp. of Saskatchewan Inc.	370,000	35,365	.72
Other securities		185,400	3.77
		274,866	5.59

Consumer staples — 4.37%
Koninklijke Ahold NV1,2	5,205,000	42,422	.86
Nestlé SA2	147,820	37,627	.76
Other securities		134,868	2.75
		214,917	4.37

Industrials — 3.67%
ALSTOM SA1,2	34,300,000	33,753	.69
Other securities		146,697	2.98
		180,450	3.67

Utilities — 3.34%
Veolia Environnement[2]	1,380,900	51,634	1.05
Other securities		112,849	2.29
		164,483	3.34

Miscellaneous — 4.91%
Other common stocks in initial period of acquisition		241,542	4.91

Total common stocks (cost: $3,364,979,000)		4,214,434	85.66

American Funds Insurance Series

27

International Fund
Short-term securities — 14.24%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Federal Home Loan Bank 3.04%–3.22% due 7/20–9/9/2005	$109,300	$108,847	2.21%
Mont Blanc Capital Corp. 3.10% due 7/18/2005[3]	34,100	34,048	1.29
ING (U.S.) Funding LLC 3.17%–3.24% due 8/9–8/18/2005	29,500	29,387
Freddie Mac 3.18%–3.31% due 8/30–9/20/2005	49,100	48,808	.99
Société Générale N.A. Inc. 3.03% due 7/7/2005	45,000	44,975	.91
Stadshypotek Delaware Inc. 3.10%–3.20% due 7/18–8/25/2005[3]	45,000	44,847	.91
Total Capital SA 3.06%–3.16% due 7/18–8/9/2005[3]	44,700	44,592	.91
Nestlé Capital Corp. 3.01% due 7/6/2005[3]	23,900	23,888	.89
Alcon Capital Corp. 3.06% due 7/11/2005[3]	20,000	19,981
KfW International Finance Inc. 3.03%–3.05% due 7/14–7/15/2005[3]	43,800	43,747	.89
Spintab AB (Swedmortgage) 3.14%–3.18% due 8/5–8/19/2005	38,300	38,164	.78
CBA (Delaware) Finance Inc. 3.13%–3.16% due 7/11–8/15/2005	33,000	32,881	.67
Amsterdam Funding Corp. 3.14% due 7/27/2005[3]	28,800	28,732	.58
Shell Finance (U.K.) PLC 3.05% due 7/14/2005	5,300	5,294	.11
Other securities		152,558	3.10
Total short-term securities (cost: $700,735,000)		700,749	14.24
Total investment securities (cost: $4,065,714,000)		4,915,183	99.90
Other assets less liabilities		4,679	.10
Net assets		$4,919,862	100.00%
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 145 of the fund’s securities, including those in “Other securities” and “Miscellaneous” in the summary investment portfolio (with aggregate value of $3,477,126,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

[3]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $393,050,000, which represented 7.99% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

28

Growth-Income Fund

Summary investment portfolio June 30, 2005	unaudited
Common stocks — 84.91%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 14.50%
Hewlett-Packard Co.	14,900,000	$350,299	1.79%
Microsoft Corp.	11,355,000	282,058	1.44
Cisco Systems, Inc.[1]	13,800,000	263,718	1.34
International Business Machines Corp.	3,260,000	241,892	1.23
Flextronics International Ltd.[1]	13,250,000	175,033	.89
Texas Instruments Inc.	5,550,000	155,788	.79
First Data Corp.	3,200,000	128,448	.66
Intel Corp.	4,800,000	125,088	.64
Other securities		1,121,542	5.72
		2,843,866	14.50

Financials — 13.85%
American International Group, Inc.	6,000,000	348,600	1.78
Fannie Mae	5,722,200	334,176	1.70
Citigroup Inc.	5,350,000	247,330	1.26
Bank of New York Co., Inc.	5,675,000	163,326	.83
Capital One Financial Corp.	1,900,000	152,019	.78
Bank of America Corp.	3,230,000	147,320	.75
J.P. Morgan Chase & Co.	4,147,900	146,504	.75
Wells Fargo & Co.	2,190,000	134,860	.69
Freddie Mac	1,365,000	89,039	.45
Other securities		953,403	4.86
		2,716,577	13.85

Consumer discretionary — 12.11%
Lowe’s Companies, Inc.	5,580,000	324,868	1.66
Target Corp.	5,050,000	274,770	1.40
Best Buy Co., Inc.	3,250,000	222,787	1.14
Time Warner Inc.[1]	7,600,000	126,996	.64
Other securities		1,425,163	7.27
		2,374,584	12.11

Health care — 10.91%
Eli Lilly and Co.	3,635,000	202,506	1.03
WellPoint, Inc.[1]	2,600,000	181,064	.92
Medtronic, Inc.	3,050,000	157,960	.81
Abbott Laboratories	2,950,000	144,580	.74
Bristol-Myers Squibb Co.	5,110,000	127,648	.65
AmerisourceBergen Corp.	1,794,400	124,083	.63
Other securities		1,201,595	6.13
		2,139,436	10.91

American Funds Insurance Series

29

Growth-Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Industrials — 10.23%
General Electric Co.	8,100,000	$280,665	1.43%
Tyco International Ltd.	8,430,300	246,165	1.26
United Technologies Corp.	3,600,000	184,860	.94
Lockheed Martin Corp.	2,100,000	136,227	.70
Norfolk Southern Corp.	4,126,500	127,756	.65
United Parcel Service, Inc., Class B	1,821,300	125,961	.64
Avery Dennison Corp.	2,300,000	121,808	.62
Other securities		782,273	3.99
		2,005,715	10.23

Energy — 7.74%
Royal Dutch Petroleum Co. (New York registered)	3,050,000	197,945
“Shell” Transport and Trading Co., PLC (ADR)	568,900	33,030	1.20
“Shell” Transport and Trading Co., PLC	486,600	4,731
Petro-Canada	2,860,000	185,873	.95
Devon Energy Corp.	3,640,000	184,475	.94
Marathon Oil Corp.	3,335,000	177,989	.91
ChevronTexaco Corp.	2,413,200	134,946	.69
Other securities		599,285	3.05
		1,518,274	7.74

Consumer staples — 5.71%
Altria Group, Inc.	2,825,000	182,665	.93
Coca-Cola Co.	3,490,000	145,708	.74
Walgreen Co.	2,800,000	128,772	.66
Wal-Mart Stores, Inc.	2,150,000	103,630	.53
Other securities		559,092	2.85
		1,119,867	5.71

Materials — 3.32%
Other securities		651,533	3.32

Telecommunication services — 1.71%
BellSouth Corp.	5,650,000	150,121	.77
Other securities		184,245	.94
		334,366	1.71

Utilities — 1.35%
Other securities		265,150	1.35

Miscellaneous — 3.48%
Other common stocks in initial period of acquisition		682,370	3.48

Total common stocks (cost: $14,090,480,000)		16,651,738	84.91

American Funds Insurance Series

30

Growth-Income Fund
Convertible securities — 0.71%

		Market	Percent
		value	of net
		(000)	assets
Total convertible securities (cost: $144,116,000)		$139,027	.71%

Bonds & notes — 0.31%

Total bonds & notes (cost: $57,233,000)		60,570	.31

Short-term securities — 14.36%

	Principal amount (000)
Federal Home Loan Bank 2.955%–3.25% due 7/8–9/14/2005	$358,876	357,589	1.82
Freddie Mac 2.93%–3.31% due 7/1–9/20/2005	343,200	342,297	1.75
U.S. Treasury Bills 2.75% due 7/28/2005	189,500	189,119	.96
Hewlett-Packard Co. 3.11%–3.16% due 7/25–7/29/2005[2]	151,400	151,056	.77
Variable Funding Capital Corp. 3.07%–3.12% due 7/15–8/1/2005[2]	150,000	149,714	.76
CAFCO, LLC 3.04%–3.32% due 7/21–9/12/2005[2]	141,100	140,556	.72
Preferred Receivables Funding Corp. 3.07%–3.26% due 7/12–8/9/2005[2]	86,317	86,060	.69
Park Avenue Receivables Co., LLC 3.06%–3.20% due 7/7–8/12/2005[2]	50,000	49,889
Wal-Mart Stores Inc. 3.05%–3.31% due 7/12–9/7/2005[2]	125,100	124,643	.64
General Electric Capital Corp. 3.07% due 7/11/2005	50,000	49,954
General Electric Capital Services, Inc. 3.11% due 7/27/2005	50,000	49,891	.61
Edison Asset Securitization LLC 3.15% due 8/11/2005[2]	20,700	20,626
Coca-Cola Co. 3.00%–3.21% due 7/5–8/18/2005	109,600	109,238	.56
Bank of America Corp. 3.10%–3.13% due 7/26–8/15/2005	72,300	72,045	.37
IBM Corp. 3.01% due 7/14/2005	37,500	37,456	.19
Other securities		886,435	4.52
Total short-term securities (cost: $2,816,550,000)		2,816,568	14.36
Total investment securities (cost: $17,108,379,000)		19,667,903	100.29
Other assets less liabilities		(57,059)	(.29)
Net assets		$19,610,844	100.00%
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,401,817,000, which represented 7.15% of the net assets of the fund.
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

31

Financial statements
Statements of assets & liabilities at June 30, 2005

				Global
	Global		Global	Small
	Discovery		Growth	Capitalization	Growth
	Fund		Fund	Fund	Fund

Assets:
Investment securities at market	$80,926		$2,250,694	$1,657,783	$18,887,181
Cash denominated in non-U.S. currencies	18		1,795	998	3,899
Cash	126		124	252	463
Receivables for:
Sales of investments	23		—	4,577	62,100
Sales of fund’s shares	239		2,315	1,388	7,775
Open forward currency contracts	—		—	—	—
Closed forward currency contracts	—		—	—	—
Dividends and interest	57		5,403	1,033	24,309
Other assets	—		—	131	—

	81,389		2,260,331	1,666,162	18,985,727

Liabilities:
Payables for:
Purchases of investments	19		10,292	13,829	153,888
Repurchases of fund’s shares	—	*	118	112	7,380
Open forward currency contracts	—		—	—	—
Investment advisory services	35		967	894	4,623
Distribution services	12		419	292	3,080
Deferred Trustees’ compensation	—	*	28	14	486
Other fees and expenses	5		635	1,904	932

	71		12,459	17,045	170,389

Net assets at June 30, 2005 (total: $59,857,428)	$81,318		$2,247,872	$1,649,117	$18,815,338

Investment securities at cost	$74,355		$1,943,726	$1,361,958	$15,215,698

Cash denominated in non-U.S. currencies at cost	$16		$1,746	$967	$3,658

Net assets consist of:
Capital paid in on shares of beneficial interest	$74,220		$2,053,935	$1,350,959	$15,493,723
Undistributed (accumulated) net investment income (loss)	238		18,725	(15,827)	59,490
Undistributed (accumulated) net realized gain (loss)	291		(131,222)	19,942	(408,758)
Net unrealized appreciation	6,569		306,434	294,043	3,670,883

Net assets at June 30, 2005	$81,318		$2,247,872	$1,649,117	$18,815,338

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $11,234,429)	$20,198		$190,314	$199,479	$3,564,406
Shares outstanding	1,909		11,117	11,152	67,187
Net asset value per share	$10.58		$17.12	$17.89	$53.05
Class 2:
Net assets (total: $47,368,651)	$61,120		$2,057,558	$1,449,638	$14,766,574
Shares outstanding	5,800		120,701	81,598	280,224
Net asset value per share	$10.54		$17.05	$17.77	$52.70
Class 3:
Net assets (total: $1,254,348)	—		—	—	$484,358
Shares outstanding	—		—	—	9,138
Net asset value per share	—		—	—	$53.01

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

32

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
		Blue Chip				High-	Government/
	New	Income and	Growth-	Asset		Income	AAA-Rated	Cash
International	World	Growth	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
$4,915,183	$540,969	$2,761,502	$19,667,903	$5,343,098	$2,127,126	$859,315	$624,953	$244,623
2,916	458	—	4,506	—	—	—	—	—
1,595	793	112	1,806	2,188	1,318	3,175	67	163

31,218	956	—	—	68,705	306	6,694	73	—
7,812	579	1,629	17,898	4,683	2,848	543	68	29
—	—	—	—	365	8	172	—	—
—	—	—	—	—	—	177	—	—
10,278	2,853	2,861	28,137	21,117	30,093	15,620	5,656	—
—	—	—	—	—	65	85	—	—

4,969,002	546,608	2,766,104	19,720,250	5,440,156	2,161,764	885,781	630,817	244,815

40,502	864	—	98,283	111,863	8,289	9,340	2,650	—
1,587	30	110	3,123	924	144	427	789	1,024
—	—	—	—	—	—	2	—	—
1,873	334	886	4,032	1,328	674	313	211	57
701	96	536	3,179	903	397	107	70	33
224	4	11	568	128	23	57	47	23
4,253	231	5	221	18	15	3	1	1

49,140	1,559	1,548	109,406	115,164	9,542	10,249	3,768	1,138

$4,919,862	$545,049	$2,764,556	$19,610,844	$5,324,992	$2,152,222	$875,532	$627,049	$243,677

$4,065,714	$433,222	$2,427,997	$17,108,379	$4,845,552	$2,086,376	$842,295	$611,394	$244,622

$2,777	$454	—	$4,151	—	—	—	—	—

$4,148,096	$444,749	$2,385,193	$16,722,959	$4,717,457	$2,055,325	$963,561	$607,147	$241,105
31,873	897	18,455	138,077	59,336	49,599	25,421	11,205	2,574
(105,473)	(8,142)	27,403	189,992	50,291	6,576	(130,612)	(4,862)	(3)
845,366	107,545	333,505	2,559,816	497,908	40,722	17,162	13,559	1

$4,919,862	$545,049	$2,764,556	$19,610,844	$5,324,992	$2,152,222	$875,532	$627,049	$243,677

$1,420,217	$69,896	$131,093	$3,897,980	$868,591	$190,178	$332,674	$269,649	$79,754
88,774	4,863	12,825	106,762	55,259	16,887	27,359	22,658	7,175
$16.00	$14.37	$10.22	$36.51	$15.72	$11.26	$12.16	$11.90	$11.12

$3,392,219	$475,153	$2,633,463	$15,225,109	$4,381,079	$1,962,044	$502,081	$316,936	$145,677
212,598	33,227	259,158	419,335	280,402	175,502	41,543	26,771	13,140
$15.96	$14.30	$10.16	$36.31	$15.62	$11.18	$12.09	$11.84	$11.09

$107,426	—	—	$487,755	$75,322	—	$40,777	$40,464	$18,246
6,721	—	—	13,370	4,796	—	3,356	3,403	1,642
$15.98	—	—	$36.48	$15.70	—	$12.15	$11.89	$11.11
American Funds Insurance Series

33

Statements of operations for the six months ended June 30, 2005

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. withholding tax):
Dividends	$468	$23,419	$9,375	$82,958
Interest	217	4,464	2,061	22,097

	685	27,883	11,436	105,055

Fees and expenses:
Investment advisory services	216	6,182	5,669	28,458
Distribution services — Class 2	68	2,374	1,645	16,061
Distribution services — Class 3	—	—	—	437
Transfer agent services	— *	1	1	8
Reports to shareholders	1	34	25	277
Registration statement and prospectus	2	60	42	477
Postage, stationery and supplies	— *	10	7	81
Trustees’ compensation	— *	9	7	79
Auditing and legal	— *	2	1	16
Custodian	7	305	272	507
State and local taxes	1	22	16	175
Other	1	11	21	46

Total expenses before waiver	296	9,010	7,706	46,622
Waiver of expenses	16	468	430	2,160

Total expenses after waiver	280	8,542	7,276	44,462

Net investment income	405	19,341	4,160	60,593

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	317	9,727	87,675	83,845
Non-U.S. currency transactions	(11)	11,539	(653)	(161)

	306	21,266	87,022	83,684

Net unrealized appreciation (depreciation) on:
Investments	(1,941)	(46,299)	(11,698)	492,199
Non-U.S. currency translations	(1)	(119)	14	(300)

	(1,942)	(46,418)	(11,684)	491,899

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	(1,636)	(25,152)	75,338	575,583

Net increase (decrease) in net assets resulting from operations	$(1,231)	$(5,811)	$79,498	$636,176

*	Amount less than one thousand.
See Notes to Financial Statements

34	American Funds Insurance Series

unaudited

(dollars in thousands)
							U.S.
		Blue Chip				High-	Government/
	New	Income and	Growth-	Asset		Income	AAA-Rated	Cash
International	World	Growth	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$62,067	$5,741	$25,019	$143,452	$35,874	$476	$706	$—	$—
9,225	2,960	2,587	38,829	38,946	56,642	28,698	13,114	3,181

71,292	8,701	27,606	182,281	74,820	57,118	29,404	13,114	3,181

11,983	2,047	5,631	25,683	8,524	4,348	2,067	1,396	374
3,797	521	3,040	17,182	5,020	2,285	580	368	167
99	—	—	450	69	—	38	37	18
2	— *	1	8	2	1	1	— *	—	*
76	8	42	302	83	34	14	10	4
129	13	72	522	141	58	25	18	6
22	2	12	88	24	10	4	3	1
24	2	11	87	23	9	5	4	2
4	1	3	18	5	2	1	1	—	*
1,020	175	13	298	76	16	9	4	1
49	5	27	191	52	21	9	6	2
24	9	6	44	12	5	2	1	1

17,229	2,783	8,858	44,873	14,031	6,789	2,755	1,848	576
907	156	426	1,941	645	329	155	105	29

16,322	2,627	8,432	42,932	13,386	6,460	2,600	1,743	547

54,970	6,074	19,174	139,349	61,434	50,658	26,804	11,371	2,634

146,854	9,679	34,343	200,845	97,614	9,251	13,875	3,197	—	*
(3,136)	(40)	—	(386)	1,856	354	520	—	—

143,718	9,639	34,343	200,459	99,470	9,605	14,395	3,197	—

(134,222)	5,315	(32,223)	(340,690)	(64,701)	(34,238)	(38,434)	971	(1)
(353)	(10)	—	(48)	757	(41)	72	—	—

(134,575)	5,305	(32,223)	(340,738)	(63,944)	(34,279)	(38,362)	971	(1)

9,143	14,944	2,120	(140,279)	35,526	(24,674)	(23,967)	4,168	(1)

$64,113	$21,018	$21,294	$(930)	$96,960	$25,984	$2,837	$15,539	$2,633

35	American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund

	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2005[1]	2004	2005[1]	2004

Operations:
Net investment income (loss)	$405	$367	$19,341	$14,870
Net realized gain (loss) on investments and non-U.S. currency transactions	306	1,691	21,266	65,945
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	(1,942)	3,917	(46,418)	140,092

Net increase (decrease) in net assets resulting from operations	(1,231)	5,975	(5,811)	220,907

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(6)	(169)	(1,641)	(1,100)
Class 2	(17)	(325)	(14,177)	(6,020)
Class 3	—	—	—	—

Total dividends from net investment income	(23)	(494)	(15,818)	(7,120)

Distributions from net realized gain on investments:
Long-term net realized gains:
Class 1	(20)	(213)	—	—
Class 2	(58)	(534)	—	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(78)	(747)	—	—

Total dividends and distributions paid to shareholders	(101)	(1,241)	(15,818)	(7,120)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,772	2,890	1,463	9,526
Proceeds from reinvestment of dividends and distributions	26	382	1,641	1,100
Cost of shares repurchased	(1,374)	(1,939)	(12,400)	(20,383)

Net increase (decrease) from Class 1 transactions	424	1,333	(9,296)	(9,757)

Class 2:
Proceeds from shares sold	12,784	26,637	278,123	550,954
Proceeds from reinvestment of dividends and distributions	75	859	14,177	6,020
Cost of shares repurchased	(1,871)	(3,046)	(11,497)	(32,810)

Net increase from Class 2 transactions	10,988	24,450	280,803	524,164

Class 3:
Proceeds from shares issued in connection with substitution of Anchor Pathway Fund	—	—	—	—
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase (decrease) from Class 3 transactions	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	11,412	25,783	271,507	514,407

Total increase (decrease) in net assets	10,080	30,517	249,878	728,194
Net assets:
Beginning of period	71,238	40,721	1,997,994	1,269,800

End of period	$81,318	$71,238	$2,247,872	$1,997,994

Undistributed (accumulated) net investment income (loss)	$238	$(144)	$18,725	$15,202

Shares of beneficial interest:
Class 1:
Shares sold	169	282	85	598
Shares issued on reinvestment of dividends and distributions	2	36	95	71
Shares repurchased	(130)	(193)	(726)	(1,301)

Net increase (decrease) in shares outstanding	41	125	(546)	(632)

Class 2:
Shares sold	1,222	2,612	16,343	34,955
Shares issued on reinvestment of dividends and distributions	7	82	824	388
Shares repurchased	(178)	(303)	(680)	(2,075)

Net increase in shares outstanding	1,051	2,391	16,487	33,268

Class 3:
Shares issued in connection with substitution of Anchor Pathway Fund	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net increase (decrease) in shares outstanding	—	—	—	—

[1]	Unaudited.

[2]	Class 3 shares were issued January 16,2004.
See Notes to Financial Statements

36	American Funds Insurance Series

(dollars and shares in thousands)

Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		Blue Chip Income
								and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2005[1]	2004	2005[1]	2004[2]	2005[1]	2004[2]	2005[1]	2004	2005[1]	2004

$4,160	$(383)	$60,593	$74,228	$54,970	$47,904	$6,074	$5,339	$19,174	$27,507
87,022	89,240	83,684	506,670	143,718	163,417	9,639	9,841	34,343	19,054
(11,684)	128,397	491,899	1,117,457	(134,575)	447,785	5,305	47,476	(32,223)	155,177

79,498	217,254	636,176	1,698,355	64,113	659,106	21,018	62,656	21,294	201,738

(2,301)	—	(10,107)	(13,057)	(3,644)	(20,443)	(975)	(1,080)	(1,538)	(977)
(14,454)	—	(36,967)	(18,656)	(7,563)	(31,065)	(5,908)	(5,498)	(26,306)	(12,827)
—	—	(1,222)	(1,084)	(243)	(1,422)	—	—	—	—

(16,755)	—	(48,296)	(32,797)	(11,450)	(52,930)	(6,883)	(6,578)	(27,844)	(13,804)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(16,755)	—	(48,296)	(32,797)	(11,450)	(52,930)	(6,883)	(6,578)	(27,844)	(13,804)

7,403	21,865	1,791	9,561	2,162	5,537	9,003	12,444	7,262	24,460
2,301	—	10,107	13,057	3,644	20,443	975	1,080	1,538	977
(11,915)	(24,748)	(300,062)	(583,736)	(96,278)	(197,236)	(4,419)	(6,406)	(6,436)	(13,392)

(2,211)	(2,883)	(288,164)	(561,118)	(90,472)	(171,256)	5,559	7,118	2,364	12,045

203,150	387,529	2,275,610	3,801,954	612,544	1,150,647	91,248	114,408	283,029	789,557
14,454	—	36,967	18,656	7,563	31,065	5,908	5,498	26,306	12,827
(20,217)	(38,590)	(65,133)	(75,764)	(15,986)	(170,505)	(7,667)	(18,482)	(18,287)	(121,644)

197,387	348,939	2,247,444	3,744,846	604,121	1,011,207	89,489	101,424	291,048	680,740

—	—	—	575,620	—	116,357	—	—	—	—
—	—	14,744	3,544	1,831	2,123	—	—	—	—
—	—	1,222	1,084	243	1,422	—	—	—	—
—	—	(62,352)	(98,913)	(10,785)	(20,057)	—	—	—	—

—	—	(46,386)	481,335	(8,711)	99,845	—	—	—	—

195,176	346,056	1,912,894	3,665,063	504,938	939,796	95,048	108,542	293,412	692,785

257,919	563,310	2,500,774	5,330,621	557,601	1,545,972	109,183	164,620	286,862	880,719

1,391,198	827,888	16,314,564	10,983,943	4,362,261	2,816,289	435,866	271,246	2,477,694	1,596,975

$1,649,117	$1,391,198	$18,815,338	$16,314,564	$4,919,862	$4,362,261	$545,049	$435,866	$2,764,556	$2,477,694

$(15,827)	$(3,232)	$59,490	$47,193	$31,873	$(10,942)	$897	$1,706	$18,455	$27,125

420	1,431	34	199	138	387	633	982	720	2,543
129	—	188	263	227	1,350	68	92	148	102
(682)	(1,691)	(5,879)	(12,383)	(6,105)	(13,974)	(318)	(528)	(638)	(1,407)

(133)	(260)	(5,657)	(11,921)	(5,740)	(12,237)	383	546	230	1,238

11,591	25,786	44,901	80,969	38,896	81,030	6,486	9,138	28,138	82,712
816	—	692	377	471	2,045	412	472	2,549	1,352
(1,169)	(2,611)	(1,285)	(1,607)	(1,018)	(12,228)	(550)	(1,503)	(1,834)	(12,887)

11,238	23,175	44,308	79,739	38,349	70,847	6,348	8,107	28,853	71,177

—	—	—	12,057	—	8,456	—	—	—	—
—	—	294	76	116	149	—	—	—	—
—	—	23	22	15	94	—	—	—	—
—	—	(1,223)	(2,111)	(686)	(1,423)	—	—	—	—

—	—	(906)	10,044	(555)	7,276	—	—	—	—

37	American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		Asset Allocation Fund
	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2005[1]	2004[2]	2005[1]	2004[2]

Operations:
Net investment income (loss)	$139,349	$186,530	$61,434	$97,683
Net realized gain (loss) on investments and non-U.S. currency transactions	200,459	383,835	99,470	17,381
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	(340,738)	997,766	(63,944)	226,839

Net increase (decrease) in net assets resulting from operations	(930)	1,568,131	96,960	341,903

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(12,774)	(43,215)	(4,195)	(18,685)
Class 2	(44,250)	(104,432)	(19,697)	(68,412)
Class 3	(1,440)	(4,782)	(343)	(1,577)

Total dividends from net investment income	(58,464)	(152,429)	(24,235)	(88,674)

Distributions from net realized gain on investments:
Long-term net realized gains:
Class 1	(15,967)	—	—	—
Class 2	(62,034)	—	—	—
Class 3	(2,000)	—	—	—

Total distributions from net realized gain on investments	(80,001)	—	—	—

Total dividends and distributions paid to shareholders	(138,465)	(152,429)	(24,235)	(88,674)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,699	3,137	2,827	10,429
Proceeds from reinvestment of dividends and distributions	28,741	43,215	4,195	18,685
Cost of shares repurchased	(308,088)	(614,736)	(49,952)	(95,275)

Net increase (decrease) from Class 1 transactions	(277,648)	(568,384)	(42,930)	(66,161)

Class 2:
Proceeds from shares sold	2,173,617	4,221,830	530,253	1,242,379
Proceeds from reinvestment of dividends and distributions	106,284	104,432	19,697	68,412
Cost of shares repurchased	(62,739)	(50,113)	(24,732)	(23,986)

Net increase from Class 2 transactions	2,217,162	4,276,149	525,218	1,286,805

Class 3:
Proceeds from shares issued in connection with substitution of Anchor Pathway Fund	—	601,476	—	84,937
Proceeds from shares sold	12,267	115	999	3,524
Proceeds from reinvestment of dividends and distributions	3,440	4,782	343	1,577
Cost of shares repurchased	(60,390)	(100,218)	(7,999)	(12,361)

Net increase (decrease) from Class 3 transactions	(44,683)	506,155	(6,657)	77,677

Net increase (decrease) in net assets resulting from capital share transactions	1,894,831	4,213,920	475,631	1,298,321

Total increase (decrease) in net assets	1,755,436	5,629,622	548,356	1,551,550
Net assets:
Beginning of period	17,855,408	12,225,786	4,776,636	3,225,086

End of period	$19,610,844	$17,855,408	$5,324,992	$4,776,636

Undistributed (accumulated) net investment income (loss)	$138,077	$57,192	$59,336	$22,137

Shares of beneficial interest:
Class 1:
Shares sold	47	90	182	701
Shares issued on reinvestment of dividends and distributions	776	1,200	265	1,227
Shares repurchased	(8,512)	(17,801)	(3,233)	(6,401)

Net increase (decrease) in shares outstanding	(7,689)	(16,511)	(2,786)	(4,473)

Class 2:
Shares sold	60,495	122,538	34,498	83,962
Shares issued on reinvestment of dividends and distributions	2,886	2,911	1,249	4,512
Shares repurchased	(1,745)	(1,459)	(1,617)	(1,630)

Net increase in shares outstanding	61,636	123,990	34,130	86,844

Class 3:
Shares issued in connection with substitution of Anchor Pathway Fund	—	17,364	—	5,720
Shares sold	346	3	65	237
Shares issued on reinvestment of dividends and distributions	93	133	22	103
Shares repurchased	(1,674)	(2,895)	(518)	(833)

Net increase (decrease) in shares outstanding	(1,235)	14,605	(431)	5,227

[1]	Unaudited.

[2]	Class 3 shares were issued January 16, 2004.
See Notes to Financial Statements

38	American Funds Insurance Series

(dollars and shares in thousands)
				U.S. Government/
Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2005[1]	2004	2005[1]	2004[2]	2005[1]	2004[2]	2005[1]	2004[2]

$ 50,658	$80,694	$26,804	$51,809	$11,371	$22,503	$2,634	$1,953
9,605	19,887	14,395	12,348	3,197	3,990	—	(3)
(34,279)	(1,492)	(38,362)	8,105	971	(5,548)	(1)	2

25,984	99,089	2,837	72,262	15,539	20,945	2,633	1,952

(7,502)	(7,553)	(20,074)	(23,273)	(10,544)	(14,819)	(737)	(768)
(73,453)	(53,373)	(29,252)	(21,421)	(11,720)	(11,905)	(1,087)	(570)
—	—	(2,392)	(2,917)	(1,507)	(2,274)	(129)	(190)

(80,955)	(60,926)	(51,718)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

(80,955)	(60,926)	(51,718)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)

4,733	9,044	7,089	12,842	2,094	2,490	28,324	57,505
7,502	7,553	20,074	23,273	10,544	14,819	737	768
(11,761)	(38,673)	(39,399)	(93,887)	(25,558)	(100,403)	(27,525)	(83,096)

474	(22,076)	(12,236)	(57,772)	(12,920)	(83,094)	1,536	(24,823)

199,971	415,623	70,530	126,788	34,347	47,097	74,525	110,357
73,453	53,373	29,252	21,421	11,720	11,905	1,087	570
(20,450)	(24,576)	(14,573)	(36,610)	(9,484)	(44,362)	(40,868)	(100,067)

252,974	444,420	85,209	111,599	36,583	14,640	34,744	10,860

—	—	—	54,221	—	54,895	—	22,897
—	—	3,052	1,955	2,547	1,463	10,195	17,363
—	—	2,392	2,917	1,507	2,274	129	190
—	—	(8,000)	(13,684)	(6,156)	(14,458)	(12,093)	(20,507)

—	—	(2,556)	45,409	(2,102)	44,174	(1,769)	19,943

253,448	422,344	70,417	99,236	21,561	(24,280)	34,511	5,980

198,477	460,507	21,536	123,887	13,329	(32,333)	35,191	6,404

1,953,745	1,493,238	853,996	730,109	613,720	646,053	208,486	202,082

$ 2,152,222	$1,953,745	$875,532	$853,996	$627,049	$613,720	$243,677	$208,486

$ 49,599	$79,896	$25,421	$50,335	$11,205	$23,605	$2,574	$1,893

409	796	556	1,027	172	205	2,545	5,197
670	692	1,660	1,972	891	1,273	66	70
(1,021)	(3,415)	(3,089)	(7,511)	(2,105)	(8,242)	(2,468)	(7,510)

58	(1,927)	(873)	(4,512)	(1,042)	(6,764)	143	(2,243)

17,490	36,788	5,564	10,215	2,845	3,918	6,717	10,009
6,612	4,924	2,431	1,824	996	1,028	98	52
(1,791)	(2,184)	(1,151)	(2,949)	(789)	(3,670)	(3,678)	(9,072)

22,311	39,528	6,844	9,090	3,052	1,276	3,137	989

—	—	—	4,239	209	4,449	—	2,068
—	—	241	159	128	120	917	1,570
—	—	198	247	(507)	196	12	17
—	—	(631)	(1,097)	—	(1,192)	(1,087)	(1,855)

—	—	(192)	3,548	(170)	3,573	(158)	1,800

39	American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
Each fund offers two or three share classes (1, 2, and 3). Class 3 shares were issued in conjunction with the substitution of Anchor Pathway Fund. Holders of each share class have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

40	American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the funds’ Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange of rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which

41	American Funds Insurance Series

may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.
2. Non-U.S. investments
Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.
The funds indicated in the following table had capital loss carryforwards available at December 31, 2004. These amounts will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

42	American Funds Insurance Series

Additional tax basis disclosures as of June 30, 2005, are as follows:

	(dollars in thousands)
	Global	Global	Global Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed net investment income and currency gains	$376	$18,407	$3,067	$59,815	$51,165	$5,966
Undistributed (accumulated) short-term capital gains (losses)	40	(155,667)	(51,203)	(438,452)	(260,902)	(20,252)
Undistributed long-term capital gains	263	25,253	71,877	35,155	163,514	12,150
Gross unrealized appreciation on investment securities	8,302	364,791	361,624	3,984,275	933,088	111,112
Gross unrealized depreciation on investment securities	(1,881)	(58,284)	(85,411)	(318,093)	(110,772)	(8,469)
Net unrealized appreciation on investment securities	6,421	306,507	276,213	3,666,182	822,316	102,643
Cost of portfolio securities	74,505	1,944,187	1,381,570	15,220,999	4,092,867	438,326
Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	—	—	—	—	(705)	—

Capital loss carryforward expires in:
2006	—	$—	$—	$—	$—	$—
2007	—	—	—	—	—	—
2008	—	—	—	—	—	—
2009	—	38,975	5,036	—	—	6,712
2010	—	56,984	52,175	487,141	103,652	4,880
2011	—	56,140	9,869	—	140,590	6,189
2012	—	—	—	—	—	—

	—	$152,099	$67,080	$487,141	$244,242	$17,781

	(dollars in thousands)
						U.S.
	Blue Chip					Government/
	Income	Growth-	Asset		High-Income	AAA-Rated	Cash
	and Growth	Income	Allocation	Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed net investment income and currency gains	$18,466	$138,259	$60,806	$52,483	$29,345	$11,808	$2,597
Undistributed (accumulated) short-term capital gains (losses)	(5,607)	35,245	(33,145)	(3,481)	(144,530)	(7,375)	(3)
Undistributed long-term capital gains	36,119	167,133	85,306	7,703	11,229	1,957	—
Gross unrealized appreciation on investment securities	393,752	3,158,523	586,622	69,835	44,057	14,651	2
Gross unrealized depreciation on investment securities	(63,357)	(610,999)	(92,288)	(29,513)	(28,029)	(1,092)	(1)
Net unrealized appreciation on investment securities	330,395	2,547,524	494,334	40,322	16,028	13,559	1
Cost of portfolio securities	2,431,107	17,120,379	4,848,764	2,086,804	843,287	611,394	244,622
Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	—	—	—	—	—	—	—

Capital loss carryforward expires in:
2006	$—	—	$—	$—	$3,141	$3,282	$—
2007	—	—	—	—	973	737	—
2008	—	—	—	—	—	4,040	—
2009	—	—	6,258	—	54,476	—	—
2010	—	—	28,538	—	50,900	—	— *
2011	5,114	—	11,172	3,029	35,517	—	—
2012	—	—	—	—	—	—	3

	$5,114	—	$45,968	$3,029	$145,007	$8,059	$3

* Amount less than one thousand.

43	American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (CRMC), the series’ investment adviser, is the parent company of American Funds Service Company (AFS), the series’ transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase.
The Board of Trustees approved an amended agreement effective April 1, 2005, that provided for reduced annual rates for Growth-Income Fund and Asset Allocation Fund. Additionally, CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total aggregate investment advisory services fees waived by CRMC were $7,767,000. As a result, the aggregate fees shown on the accompanying financial statements of $102,578,000 were reduced to $94,811,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					Annualized rates for	Annualized rates for
					the six months ended	the six months ended
	Rates		Net asset level (in billions)		June 30, 2005,	June 30, 2005,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.54%
Global Growth	.690	.480	.6	3.0	.59	.55
Global Small Capitalization	.800	.670	.6	2.0	.75	.69
Growth	.500	.285	.6	27.0	.34	.31
International	.690	.430	.5	21.0	.52	.48
New World	.850	.710	.5	1.0	.85	.78
Blue Chip Income and Growth	.500	.370	.6	4.0	.44	.41
Growth-Income	.500	.225	.6	21.0	.28	.26
Asset Allocation	.500	.250	.6	8.0	.34	.32
Bond	.480	.360	.6	3.0	.43	.40
High-Income Bond	.500	.420	.6	2.0	.49	.45
U.S. Government / AAA-Rated Securities	.460	.340	.6	2.0	.46	.42
Cash Management	.320		all		.32	.30
Transfer agent services — The aggregate fee of $25,000 was incurred during the six months ended June 30, 2005, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.
Deferred Trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes $228,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.
Affiliated officers and Trustees — Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Classes 2 and 3 shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the six months ended June 30, 2005, distribution expenses under the plans for the series aggregated $53,108,000 for Class 2 and $1,148,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

44	American Funds Insurance Series

6. Investment transactions and other disclosures
Each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fees shown on the accompanying financial statements for the series of $2,703,000 included $72,000 that was offset by this reduction, rather than paid in cash.
As of June 30, 2005, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

		(dollars in thousands)
		Contract amount		U.S. valuation
					Unrealized
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	appreciation

Asset Allocation	Euro, expiring 7/7–9/30/2005	€5,710	$7,279	$6,914	$365
Bond	Euro, expiring 9/14–9/15/2005	2,965	3,602	3,594	8
High-Income Bond	Euro, expiring 7/1–10/3/2005	6,388	7,913	7,743	170
The following table presents additional information for the six months ended June 30, 2005:

	(dollars in thousands)
	Global	Global	Global Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$14,964	$491,500	$463,224	$3,252,966	$1,249,595	$136,013
Sales of investment securities[1]	7,618	200,399	338,201	1,800,528	786,947	52,840
Non-U.S. taxes withheld on dividend income	32	2,409	832	3,614	7,141	546
Non-U.S. taxes withheld on interest income	—	1	13	—	—	4
Non-U.S. taxes paid on realized gains	—	—	79	— [2]	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2005	2	540	1,846	586	3,998	199

(dollars in thousands)
U.S.
	Blue Chip					Government/
	Income	Growth-	Asset		High-Income	AAA-Rated	Cash
	and Growth	Income	Allocation	Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$473,677	$3,290,581	$1,247,082	$634,573	$177,359	$357,722	$1,190,868
Sales of investment securities[1]	201,482	1,518,795	840,063	376,722	141,590	314,051	1,157,183
Non-U.S. taxes withheld on dividend income	319	3,538	1,045	—	—	—	—
Non-U.S. taxes withheld on interest income	—	—	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2005	—	—	—	—	—	—	—

[1]	Excludes short-term securities, except for Cash Management Fund.

[2]	Amount less than one thousand.

45	American Funds Insurance Series

Financial highlights1

				Income (loss) from
				investment operations[2]		Dividends and distributions
				Net gains										Ratio of
				(losses) on								Ratio of	Ratio of	net income
	Net asset			securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net		(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment		realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)		unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets
Global Discovery Fund[4]

Class 1
6/30/05[5]	$10.79	$.06		$(.26)	$(.20)	$— [6]	$(.01)	$(.01)	$10.58	(1.83)%	$20	.61%[7]	.57%[7]	1.26%[7]
12/31/04	9.94	.08		.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05		2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
12/31/02	9.30	.06		(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10	.61	.61	.69
12/31/01	10.00	.04		(.70)	(.66)	(.04)	—	(.04)	9.30	(6.65)	12	.31	.31	.42
Class 2
6/30/05[5]	10.76	.05		(.26)	(.21)	— [6]	(.01)	(.01)	10.54	(1.93)	61	.86 [7]	.82 [7]	1.03 [7]
12/31/04	9.92	.06		.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02		2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28
12/31/02	9.30	.04		(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9	.86	.86	.48
12/31/01	10.00	.02		(.69)	(.67)	(.03)	—	(.03)	9.30	(6.71)	4	.42	.42	.21

Global Growth Fund

Class 1
6/30/05[5]	$17.31	$.17		$(.21)	$(.04)	$(.15)	$—	$(.15)	$17.12	(.25)%	$190	.63%[7]	.59%[7]	2.02%[7]
12/31/04	15.30	.18		1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12		3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
12/31/02	13.42	.09		(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152	.71	.71	.73
12/31/01	17.25	.18		(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215	.70	.70	1.24
12/31/00	21.42	.20		(4.15)	(3.95)	(.02)	(.20)	(.22)	17.25	(18.71)	317	.70	.70	.97
Class 2
6/30/05[5]	17.23	.15		(.21)	(.06)	(.12)	—	(.12)	17.05	(.36)	2,058	.88 [7]	.84 [7]	1.83 [7]
12/31/04	15.25	.14		1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09		3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68
12/31/02	13.38	.06		(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592	.96	.96	.48
12/31/01	17.21	.13		(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600	.95	.95	.88
12/31/00	21.41	.15		(4.13)	(3.98)	(.02)	(.20)	(.22)	17.21	(18.87)	562	.95	.95	.73

Global Small Capitalization Fund

Class 1
6/30/05[5]	$17.14	$.07		$.89	$.96	$(.21)	$—	$(.21)	$17.89	5.59%	$199	.80%[7]	.75%[7]	.75%[7]
12/31/04	14.15	.02		2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	—	[6]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
12/31/02	11.52	—	[6]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108	.84	.84	.04
12/31/01	14.28	.03		(1.81)	(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149	.83	.83	.21
12/31/00	17.37	.09		(2.81)	(2.72)	(.05)	(.32)	(.37)	14.28	(16.33)	213	.86	.86	.52
Class 2
6/30/05[5]	17.02	.05		.88	.93	(.18)	—	(.18)	17.77	5.47	1,450	1.05 [7]	.99 [7]	.52 [7]
12/31/04	14.08	(.01)		2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)		4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)		(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
12/31/01	14.24	—	[6]	(1.80)	(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08	1.08	(.05)
12/31/00	17.36	.04		(2.80)	(2.76)	(.04)	(.32)	(.36)	14.24	(16.53)	234	1.11	1.11	.25

46	American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets
Growth Fund

Class 1
6/30/05[5]	$51.39	$.22	$1.59	$1.81	$(.15)	$—	$(.15)	$53.05	3.52%	$3,564	.36%[7]		.33%[7]		.89%[7]
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195	.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207	.38		.38		.34
12/31/00	70.62	.41	2.97	3.38	—	(.49)	(.49)	73.51	4.72	7,677	.38		.38		.53
Class 2
6/30/05[5]	51.10	.17	1.56	1.73	(.13)	—	(.13)	52.70	3.39	14,767	.61	[7]	.58	[7]	.67	[7]
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009	.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937	.63		.63		.07
12/31/00	70.57	.25	2.95	3.20	—	(.49)	(.49)	73.28	4.47	2,356	.63		.63		.33
Class 3
6/30/05[5]	51.38	.18	1.58	1.76	(.13)	—	(.13)	53.01	3.43	484	.54	[7]	.51	[7]	.71	[7]
12/31/04[8]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[7]	.53	[7]	.54	[7]

International Fund

Class 1
6/30/05[5]	$15.82	$.20	$.02	$.22	$(.04)	$—	$(.04)	$16.00	1.40%	$1,420	.58%[7]		.54%[7]		2.50%[7]
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236	.63		.63		1.35
12/31/01	20.59	.22	(3.79)	(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772	.61		.61		1.41
12/31/00	26.74	.18	(5.90)	(5.72)	(.01)	(.42)	(.43)	20.59	(21.85)	2,750	.59		.59		.72
Class 2
6/30/05[5]	15.79	.19	.02	.21	(.04)	—	(.04)	15.96	1.30	3,392	.83	[7]	.79	[7]	2.36	[7]
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636	.88		.88		1.05
12/31/01	20.54	.15	(3.76)	(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628	.86		.86		1.04
12/31/00	26.73	.13	(5.89)	(5.76)	(.01)	(.42)	(.43)	20.54	(22.06)	581	.84		.84		.50
Class 3
6/30/05[5]	15.82	.18	.02	.20	(.04)	—	(.04)	15.98	1.24	108	.76	[7]	.72	[7]	2.31	[7]
12/31/04[8]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[7]	.77	[7]	1.45	[7]

New World Fund

Class 1
6/30/05[5]	$13.96	$.19	$.42	$.61	$(.20)	$—	$(.20)	$14.37	4.40%	$70	.94%[7]		.87%[7]		2.70%[7]
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35	.91		.91		2.14
12/31/01	9.85	.24	(.63)	(.39)	(.02)	—	(.02)	9.44	(3.99)	37	.91		.91		2.54
12/31/00	11.77	.24	(1.70)	(1.46)	(.20)	(.26)	(.46)	9.85	(12.43)	45	.92		.92		2.14
Class 2
6/30/05[5]	13.89	.17	.42	.59	(.18)	—	(.18)	14.30	4.26	475	1.19	[7]	1.12	[7]	2.49	[7]
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16		1.16		1.89
12/31/01	9.84	.21	(.62)	(.41)	(.02)	—	(.02)	9.41	(4.19)	116	1.16		1.16		2.25
12/31/00	11.77	.20	(1.69)	(1.49)	(.18)	(.26)	(.44)	9.84	(12.70)	102	1.17		1.17		1.83

47	American Funds Insurance Series

			Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets
Blue Chip Income and Growth Fund[4]

Class 1
6/30/05[5]	$10.26	$.09	$(.01)	$.08	$(.12)	—	$(.12)	$10.22	.77%	$131	.45%[7]		.42%[7]		1.74%[7]
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54	.52		.52		1.89
12/31/01	10.00	.09	(.61)	(.52)	(.05)	—	(.05)	9.43	(5.23)	49	.25		.25		.93
Class 2
6/30/05[5]	10.20	.07	(.01)	.06	(.10)	—	(.10)	10.16	.60	2,634	.70	[7]	.67	[7]	1.49	[7]
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426	.77		.77		1.76
12/31/01	10.00	.08	(.63)	(.55)	(.04)	—	(.04)	9.41	(5.38)	111	.37		.37		.82

Growth-Income Fund

Class 1
6/30/05[5]	$36.81	$.31	$(.34)	$(.03)	$(.12)	$(.15)	$(.27)	$36.51	(.09)%	$3,898	.30%[7]		.28%[7]		1.71%[7]
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741	.35		.35		1.43
12/31/01	35.23	.51	.49	1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428	.35		.35		1.53
12/31/00	33.08	.72	1.98	2.70	(.06)	(.49)	(.55)	35.23	8.24	6,022	.35		.35		2.16
Class 2
6/30/05[5]	36.64	.27	(.34)	(.07)	(.11)	(.15)	(.26)	36.31	(.21)	15,225	.55	[7]	.53	[7]	1.48	[7]
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632	.60		.60		1.22
12/31/01	35.13	.41	.52	.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187	.60		.60		1.25
12/31/00	33.07	.65	1.96	2.61	(.06)	(.49)	(.55)	35.13	7.95	1,972	.60		.60		1.92
Class 3
6/30/05[5]	36.80	.28	(.34)	(.06)	(.11)	(.15)	(.26)	36.48	(.18)	488	.48	[7]	.46	[7]	1.53	[7]
12/31/04[8]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[7]	.48	[7]	1.24	[7]

Asset Allocation Fund

Class 1
6/30/05[5]	$15.49	$.21	$.10	$.31	$(.08)	$—	$(.08)	$15.72	1.97%	$869	.36%[7]		.34%[7]		2.68%[7]
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797	.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77	1,012	.45		.45		3.30
12/31/00	15.07	.56	.13	.69	(.05)	—	(.05)	15.71	4.62	1,136	.45		.45		3.77
Class 2
6/30/05[5]	15.42	.18	.09	.27	(.07)	—	(.07)	15.62	1.75	4,381	.61	[7]	.58	[7]	2.43	[7]
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056	.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52	730	.70		.70		3.03
12/31/00	15.06	.53	.13	.66	(.05)	—	(.05)	15.67	4.40	453	.70		.70		3.53
Class 3
6/30/05[5]	15.49	.19	.09	.28	(.07)	—	(.07)	15.70	1.81	75	.54	[7]	.52	[7]	2.50	[7]
12/31/04[8]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[7]	.55	[7]	2.50	[7]

48	American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets
Bond Fund

Class 1
6/30/05[5]	$11.57	$.30	$(.15)	$.15	$(.46)	—	$(.46)	$11.26	1.32%	$190	.45%[7]		.41%[7]		5.24%
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218	.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48	194	.49		.49		7.38
12/31/00	9.74	.80	(.29)	.51	(.07)	—	(.07)	10.18	5.22	151	.51		.51		8.03
Class 2
6/30/05[5]	11.48	.28	(.14)	.14	(.44)	—	(.44)	11.18	1.23	1,962	.70	[7]	.66	[7]	5.00	[7]
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697	.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15	349	.74		.74		7.06
12/31/00	9.74	.78	(.30)	.48	(.06)	—	(.06)	10.16	4.99	144	.76		.76		7.87

High-Income Bond Fund

Class 1
6/30/05[5]	$12.89	$.41	$(.36)	$.05	$(.78)	—	$(.78)	$12.16	.40%	$333	.50%[7]		.47%[7]		6.48%
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335	.52		.52		9.55
12/31/01	12.25	1.17	(.23)	.94	(1.41)	—	(1.41)	11.78	8.02	403	.51		.51		9.60
12/31/00	12.75	1.24	(1.63)	(.39)	(.11)	—	(.11)	12.25	(3.06)	436	.52		.52		9.87
Class 2
6/30/05[5]	12.81	.39	(.36)	.03	(.75)	—	(.75)	12.09	.21	502	.75	[7]	.72	[7]	6.22	[7]
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183	.77		.77		9.28
12/31/01	12.22	1.13	(.23)	.90	(1.38)	—	(1.38)	11.74	7.73	156	.76		.76		9.37
12/31/00	12.75	1.22	(1.64)	(.42)	(.11)	—	(.11)	12.22	(3.31)	117	.77		.77		9.76
Class 3
6/30/05[5]	12.87	.40	(.37)	.03	(.75)	—	(.75)	12.15	.27	41	.69	[7]	.65	[7]	6.30	[7]
12/31/04[8]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[7]	.68	[7]	6.57	[7]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/05[5]	$12.07	$.23	$.08	$.31	$(.48)	—	$(.48)	$11.90	2.62%	$270	.47%[7]		.44%[7]		3.86%
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517	.47		.47		4.45
12/31/01	11.73	.66	.17	.83	(.69)	—	(.69)	11.87	7.24	386	.47		.47		5.58
12/31/00	10.56	.68	.55	1.23	(.06)	—	(.06)	11.73	11.69	362	.49		.49		6.16
Class 2
6/30/05[5]	12.00	.22	.08	.30	(.46)	—	(.46)	11.84	2.50	317	.72	[7]	.69	[7]	3.62	[7]
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288	.72		.72		4.14
12/31/01	11.70	.62	.18	.80	(.67)	—	(.67)	11.83	7.02	137	.72		.72		5.27
12/31/00	10.56	.65	.55	1.20	(.06)	—	(.06)	11.70	11.39	70	.74		.74		5.89
Class 3
6/30/05[5]	12.05	.22	.08	.30	(.46)	—	(.46)	11.89	2.50	40	.65	[7]	.62	[7]	3.68	[7]
12/31/04[8]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[7]	.65	[7]	3.51	[7]
American Funds Insurance Series

49

		Income (loss) from
		investment operations[2]				Dividends and distributions
			Net gains											Ratio of
			(losses) on									Ratio of	Ratio of	net income
	Net asset		securities			Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)		operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets
Cash Management Fund

Class 1
6/30/05[5]	$11.09	$.13	$.01		$.14	$(.11)	—	$(.11)	$11.12	1.24%	$80	.34%[7]	.31%[7]	2.40%[7]
12/31/04	11.07	.11	—	[6]	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—	[6]	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
12/31/02	11.41	.14	—	[6]	.14	(.38)	—	(.38)	11.17	1.24	203	.46	.46	1.25
12/31/01	11.65	.41	.01		.42	(.66)	—	(.66)	11.41	3.66	218	.46	.46	3.52
12/31/00	11.05	.65	.01		.66	(.06)	—	(.06)	11.65	6.04	211	.46	.46	5.80
Class 2
6/30/05[5]	11.05	.12	.01		.13	(.09)	—	(.09)	11.09	1.13	146	.58 [7]	.56 [7]	2.17 [7]
12/31/04	11.03	.08	—	[6]	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—	[6]	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
12/31/02	11.37	.11	—	[6]	.11	(.36)	—	(.36)	11.12	1.00	133	.71	.71	1.00
12/31/01	11.62	.34	.05		.39	(.64)	—	(.64)	11.37	3.43	127	.71	.71	2.99
12/31/00	11.04	.63	.01		.64	(.06)	—	(.06)	11.62	5.83	49	.71	.71	5.60
Class 3
6/30/05[5]	11.07	.12	—	[6]	.12	(.08)	—	(.08)	11.11	1.10	18	.52 [7]	.49 [7]	2.21 [7]
12/31/04[8]	11.07	.09	—	[6]	.09	(.09)	—	(.09)	11.07	.78	20	.54 [7]	.54 [7]	.80 [7]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2005[5]	2004	2003	2002	2001	2000

Global Discovery Fund[4]	13%	28%	30%	25%	4%	N/A
Global Growth Fund	11	24	27	30	38	41%
Global Small Capitalization Fund	25	49	51	66	65	62
Growth Fund	12	30	34	34	31	48
International Fund	20	37	40	30	40	42
New World Fund	12	18	19	22	31	43
Blue Chip Income and Growth Fund[4]	8	13	12	8	12	N/A
Growth-Income Fund	10	21	21	26	34	47
Asset Allocation Fund	19	20	20	25	32	32
Bond Fund	21	34	20	29	59	55
High-Income Bond Fund	19	38	48	45	42	50
U.S. Government/AAA-Rated Securities Fund	53	68	63	53	84	54
Cash Management Fund	—	—	—	—	—	—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

[4]	Commenced operations July 5, 2001.

[5]	Unaudited.

[6]	Amount less than one cent.

[7]	Annualized.

[8]	From January 16, 2004, when Class 3 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

50

Expense example	unaudited
The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).
Actual expenses:
The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Hypothetical example for comparison purposes:
The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2005	value 6/30/2005	during period[1]	expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$981.73	$2.80	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	980.75	4.03	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82

Global Growth Fund
Class 1 — actual return	$1,000.00	$997.50	$2.92	.59%
Class 1 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 — actual return	1,000.00	996.40	4.16	.84
Class 2 — assumed 5% return	1,000.00	1,020.63	4.21	.84

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,055.94	$3.82	.75%
Class 1 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 — actual return	1,000.00	1,054.67	5.04	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99
American Funds Insurance Series

51

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2005	value 6/30/2005	during period[1]	expense ratio
Growth Fund
Class 1 — actual return	$1,000.00	$1,035.16	$1.67	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 — actual return	1,000.00	1,033.87	2.92	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	1,034.28	2.57	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51

International Fund
Class 1 — actual return	$1,000.00	$1,013.95	$2.70	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,013.03	3.94	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,012.38	3.59	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72

New World Fund
Class 1 — actual return	$1,000.00	$1,043.95	$4.41	.87%
Class 1 — assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 2 — actual return	1,000.00	1,042.58	5.67	1.12
Class 2 — assumed 5% return	1,000.00	1,019.24	5.61	1.12

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,007.71	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,006.01	3.33	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Growth-Income Fund
Class 1 — actual return	$1,000.00	$999.10	$1.39	.28%
Class 1 — assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 2 — actual return	1,000.00	997.91	2.63	.53
Class 2 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 — actual return	1,000.00	998.20	2.28	.46
Class 3 — assumed 5% return	1,000.00	1,022.51	2.31	.46

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,019.71	$1.70	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	1,017.53	2.90	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	1,018.10	2.60	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Bond Fund
Class 1 — actual return	$1,000.00	$1,013.21	$2.05	.41%
Class 1 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 — actual return	1,000.00	1,012.26	3.29	.66
Class 2 — assumed 5% return	1,000.00	1,021.52	3.31	.66
American Funds Insurance Series

52

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2005	value 6/30/2005	during period[1]	expense ratio
High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,003.95	$2.34	.47%
Class 1 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 2 — actual return	1,000.00	1,002.12	3.57	.72
Class 2 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 3 — actual return	1,000.00	1,002.70	3.23	.65
Class 3 — assumed 5% return	1,000.00	1,021.57	3.26	.65

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,026.17	$2.21	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	1,024.98	3.46	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 3 — actual return	1,000.00	1,024.97	3.11	.62
Class 3 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,012.35	$1.55	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,011.32	2.79	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,011.02	2.44	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

53

Approval of amendment and renewal of Investment Advisory and Service Agreement
The series’ Board of Trustees has approved the renewal of the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (CRMC) for an additional one-year term through June 30, 2006, for the following funds: Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund. The Board of Trustees also approved an amendment to the agreement adding additional advisory fee breakpoints for Growth-Income Fund (0.230% on net assets between $17 billion and $21 billion; and 0.225% on net assets over $21 billion) and Asset Allocation Fund (0.26% on net assets between $5 billion and $8 billion; and 0.25% on net assets over $8 billion). Both the amendment and the renewal of the agreement were approved by the Board following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of the following independent Trustees: Lee A. Ault, III; H. Frederick Christie; Joe E. Davis; Martin Fenton; Leonard F. Fuller; Mary Myers Kauppila (committee Chair); and Kirk P. Pendleton. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the Board’s subsequent approval are described below.
Information received
Materials reviewed — During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CRMC, including reports on each fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the series. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the funds’ investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each fund.
Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The committee discussed the renewal and amendment of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal and amendment of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.
Nature, extent and quality of services
CRMC, its personnel and its resources — The Board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.
Other services —The Board and the committee considered CRMC’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs, its efforts to keep the Trustees informed and its attention to matters that may involve conflicts of interest with the series. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the administrative, legal, and fund accounting and treasury functions.
The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit each fund and its shareholders.
Investment results
The Board and the committee considered each fund’s unique, balanced pursuit of its investment objectives and the investment results of each fund in light of its objectives. They compared each fund’s total returns with various independent mutual fund indexes. The Board and the committee noted that the investment results of Growth Fund, Growth-Income Fund and Asset Allocation
American Funds Insurance Series

54

Fund for the five- and 10-year periods ended January 31, 2005, and for the one-year period ended December 31, 2004, all exceeded the relevant indexes. The Board and the committee noted that the investment results of High-Income Bond Fund for these same periods exceeded the relevant index for the five- and 10-year periods and closely approximated the one-year index result. The Board and the committee noted that the investment results of Bond Fund for these same periods were within 100 basis points of the relevant index for each period. The Board and the committee also noted that each of the above-referenced funds generally outpaced the median and average funds in its peer group in each period. With respect to Blue Chip Income and Growth Fund, the Board and the committee noted that the investment results of this fund lagged its index and peer group, but noted the limited operating history of this fund, which commenced operations in July 2001. In addition, the Board and the committee also reviewed information prepared by CRMC suggesting that each fund’s returns over these same periods were achieved for materially less risk (measured by reference to volatility). The Board and the committee ultimately concluded that CRMC’s record in managing each fund indicates that its continued management will benefit each fund and its shareholders.
Advisory fees and total expenses
The Board and the committee reviewed the advisory fees and total expenses of each fund (each as a percentage of average net assets) and compared such amounts with the average fees and expense levels of other funds in the applicable indexes. The Board and the committee observed that each fund’s advisory fees and total expenses (each as a percentage of average net assets) were well below the median fees and expense levels of the other funds in the indexes. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complexwide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit each fund and its shareholders.
The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC’s significantly greater responsibilities with respect to the American Funds, and the more comprehensive regulatory regime applicable to mutual funds. The Board and the committee also reviewed information regarding the advisory fees paid by other mutual funds advised by CRMC with similar investment mandates and found them to be comparable.
Adviser costs, level of profits and economies of scale
The Board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in each fund’s advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that each fund’s cost structure was reasonable and that CRMC was sharing economies of scale with each fund and its shareholders, to their benefit.
Ancillary benefits
The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the American Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliate. The Board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.
Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to each fund and its shareholders, that each fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds, and that the amendment and renewal of the agreement was in the best interests of each fund and its shareholders.
American Funds Insurance Series

55

Board of Trustees
“Non-interested” Trustees

	Year first		Number of
	elected		portfolios in fund
	a Trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by Trustee	held by Trustee

Lee A. Ault III, 69	1999	Chairman of the Board, In-Q-Tel, Inc. (information technology); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 72	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 71	1991	Private investor; former Chairman of the Board, Linear Corporation; former President and CEO, National Health Enterprises, Inc.	1	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 70	1995	Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 59	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 51	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 65	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	6	None
“Interested” Trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	Trustee or officer	positions held with affiliated entities or the	complex[2]overseen	Other directorships[3]
position with series	of the series[1]	principal under writer of the series	by Trustee	held by Trustee

James K. Dunton, 67	1993	Senior Vice President and Director, Capital	2	None
Chairman of the Board		Research and Management Company

Donald D. O’Neal, 45	1998	Senior Vice President, Capital Research and	3	None
President		Management Company

Michael J. Downer, 50 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Secretary and Director, American Funds Distributors, Inc.;[5]	1	None
		Director, Capital Bank and Trust Company[5]
The statement of additional information includes additional information about the series’ Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.
American Funds Insurance Series

56

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with
position with series	of the series[1]	affiliated entities or the principal underwriter of the series

Alan N. Berro, 44	1998	Vice President, Capital Research and Management Company;
Senior Vice President		Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 75	1993	Senior Vice President and Director, Capital Research and
Senior Vice President		Management Company

John H. Smet, 48	1994	Senior Vice President, Capital Research and Management
Senior Vice President		Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 53	1994	Senior Vice President, Capital Research and Management
Vice President		Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 42	1997	Senior Vice President, Capital Research and Management
Vice President		Company; Chairman of the Board, Capital Research
		Company;[5]Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 43	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 45	1994	Vice President — Fund Business Management Group,
Secretary		Capital Research and Management Company

David A. Pritchett, 39	1999	Vice President — Fund Business Management Group,
Treasurer		Capital Research and Management Company

Steven I. Koszalka, 41	2003	Fund Boards Specialist, Capital Research and
Assistant Secretary		Management Company

Sheryl F. Johnson, 37	1997	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

Jeffrey P. Regal, 34	2004	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

57

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public accounting firm
of the investment adviser	State Street Bank and Trust Company	PricewaterhouseCoopers LLP.
Capital Research and Management Company	225 Franklin Street	350 South Grand Avenue
333 South Hope Street	Boston, MA 02105-1713	Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406
Counsel
135 South State College Boulevard	Paul, Hastings, Janofsky & Walker LLP
Brea, CA 92821-5823	55 Second Street, 24th Floor
San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2005, portfolios of American Funds Insurance Series’ investments are available free of charge on the SEC website or upon request by calling AFS.
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330).
This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2005, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

58

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER (0605-081705)

Funds

Semi-Annual Report

June 30, 2005

ING Investors Trust

• ING LifeStyle Aggressive Growth Portfolio
• ING LifeStyle Growth Portfolio
• ING LifeStyle Moderate Portfolio
• ING LifeStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY
Dear Shareholder:
We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.
The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.
The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.
As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.
Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.
We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.
On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.
Sincerely,
James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International
International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

Market Perspective:      Six Months Ended June 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.
Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.
The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.
Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.
European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.
The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

Market Perspective:      Six Months Ended June 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.
(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.
Actual Expenses
The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Aggressive Growth Portfolio	January 1, 2005	June 30, 2005	Ratio*	June 30, 2005**

Actual Fund Return
Portfolio	$1,000.00	$978.90	0.14%	$0.69
Hypothetical (5% return before expenses)
Portfolio	$1,000.00	$1,024.10	0.14%	$0.70

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Growth Portfolio	January 1, 2005	June 30, 2005	Ratio*	June 30, 2005**

Actual Fund Return
Portfolio	$1,000.00	$986.70	0.14%	$0.69
Hypothetical (5% return before expenses)
Portfolio	$1,000.00	$1,024.10	0.14%	$0.70

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

				Expenses Paid
	Beginning	Ending		During the Six
	Account	Account	Annualized	Months Ended
	Value	Value	Expense	June 30,
ING LifeStyle Moderate Portfolio	January 1, 2005	June 30, 2005	Ratio*	2005**

Actual Fund Return
Portfolio	$1,000.00	$1,004.60	0.14%	$0.70
Hypothetical (5% return before expenses)
Portfolio	$1,000.00	$1,024.10	0.14%	$0.70

				Expenses Paid
	Beginning	Ending		During the Six
	Account	Account	Annualized	Months Ended
	Value	Value	Expense	June 30,
ING LifeStyle Moderate Growth Portfolio	January 1, 2005	June 30, 2005	Ratio*	2005**

Actual Fund Return
Portfolio	$1,000.00	$996.40	0.14%	$0.69
Hypothetical (5% return before expenses)
Portfolio	$1,000.00	$1,024.10	0.14%	$0.70

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING LifeStyle			ING LifeStyle
	Aggressive	ING LifeStyle	ING LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in underlying funds at value*	$433,261,452	$959,596,583	$375,980,751	$828,310,226
Receivables:
Investment securities sold	48,532,829	48,532,829	16,586,268	85,215,048
Dividends and interest	—	252,991	177,346	274,316
Reimbursement due from manager	57,441	127,830	49,343	117,785

Total assets	481,851,722	1,008,510,233	392,793,708	913,917,375

LIABILITIES:
Payable for investment securities purchased	49,601,225	87,424,330	17,349,342	86,672,902
Payable to affiliates	47,478	101,247	40,927	90,925
Payable for trustee fees	3,258	6,912	2,315	5,910
Other accrued expenses and liabilities	54,185	120,922	47,029	111,878

Total liabilities	49,706,146	87,653,411	17,439,613	86,881,615

NET ASSETS	$432,145,576	$920,856,822	$375,354,095	$827,035,760

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$413,484,943	$881,533,184	$359,267,893	$791,229,368
Undistributed net investment income	127,309	3,300,203	3,544,996	5,728,764
Accumulated net realized gain on investments	3,235,839	4,176,182	3,447,307	4,785,004
Net unrealized appreciation on investments	15,297,485	31,847,253	9,093,899	25,292,624

NET ASSETS	$432,145,576	$920,856,822	$375,354,095	$827,035,760

* Cost of investments in underlying funds	$417,963,967	$927,749,330	$366,886,852	$803,017,602
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	38,821,348	82,948,242	34,178,565	74,988,206
Net asset value and redemption price per share	$11.13	$11.10	$10.98	$11.03
See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2005 (Unaudited)

	ING LifeStyle			ING LifeStyle
	Aggressive	ING LifeStyle	ING LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from underlying funds	$—	$736,621	$651,287	$886,438

Total investment income	—	736,621	651,287	886,438

EXPENSES:
Investment management fees	220,841	472,380	193,904	434,604
Transfer agent fees	5,923	12,686	5,228	11,759
Shareholder reporting expense	18,910	40,486	16,668	37,459
Registration fees	5,923	12,686	5,228	11,759
Professional fees	14,122	30,221	12,422	27,877
Custody and accounting expense	13,426	28,769	11,840	26,541
Trustee fees	8,922	19,075	7,819	17,504
Miscellaneous expense	1,156	2,451	983	2,197

Total expenses	289,223	618,754	254,092	569,700
Net waived and reimbursed fees	(68,382)	(146,374)	(60,188)	(135,096)

Net expenses	220,841	472,380	193,904	434,604

Net investment income (loss)	(220,841)	264,241	457,383	451,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,607,192	1,576,858	1,805,353	937,439
Net change in unrealized appreciation or depreciation on investments	(5,009,981)	(2,516,810)	1,099,130	1,791,141

Net realized and unrealized gain (loss) on investments	(2,402,789)	(939,952)	2,904,483	2,728,580

Increase (decrease) in net assets resulting from operations	$(2,623,630)	$(675,711)	$3,361,866	$3,180,414

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Aggressive		ING LifeStyle
	Growth Portfolio		Growth Portfolio

	Six Months	May 3,	Six Months	May 3,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income (loss)	$(220,841)	$347,088	$264,241	$3,033,788
Net realized gain on investments	2,607,192	628,647	1,576,858	2,599,324
Net change in unrealized appreciation or depreciation on investments	(5,009,981)	20,307,466	(2,516,810)	34,364,063

Net increase (decrease) in net assets resulting from operations	(2,623,630)	21,283,201	(675,711)	39,997,175

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	221,578,564	192,765,933	448,827,747	432,714,501
Cost of shares redeemed	(175,853)	(682,639)	(2,920)	(3,970)

Net increase in net assets resulting from capital share transactions	221,402,711	192,083,294	448,824,827	432,710,531

Net increase in net assets	218,779,081	213,366,495	448,149,116	472,707,706
NET ASSETS:
Beginning of period	213,366,495	—	472,707,706	—

End of period	$432,145,576	$213,366,495	$920,856,822	$472,707,706

Undistributed net investment income at end of period	$127,309	$348,150	$3,300,203	$3,035,962

	ING LifeStyle		ING LifeStyle Moderate
	Moderate Portfolio		Growth Portfolio

	Six Months	May 3,	Six Months	May 3,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$457,383	$3,086,789	$451,834	$5,274,592
Net realized gain on investments	1,805,353	1,641,954	937,439	3,847,565
Net change in unrealized appreciation or depreciation on investments	1,099,130	7,994,769	1,791,141	23,501,483

Net increase in net assets resulting from operations	3,361,866	12,723,512	3,180,414	32,623,640

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	175,126,773	205,022,067	377,807,956	426,038,028
Cost of shares redeemed	(13,887,488)	(6,992,635)	(6,063,554)	(6,550,724)

Net increase in net assets resulting from capital share transactions	161,239,285	198,029,432	371,744,402	419,487,304

Net increase in net assets	164,601,151	210,752,944	374,924,816	452,110,944
NET ASSETS:
Beginning of period	210,752,944	—	452,110,944	—

End of period	$375,354,095	$210,752,944	$827,035,760	$452,110,944

Undistributed net investment income at end of period	$3,544,996	$3,087,613	$5,728,764	$5,276,930

(1)	Commencement of operations.
See Accompanying Notes to Financial Statements

8

ING Lifestyle Portfolios (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	ING LifeStyle Aggressive		ING LifeStyle
	Growth Portfolio		Growth Portfolio

	Six Months	May 3,	Six Months		May 3,
	Ended	2004(1) to	Ended		2004(1) to
	June 30,	December 31,	June 30,		December 31,
	2005	2004	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.37	10.06	11.25		10.07
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)*	0.02	0.00	* **	0.08
Net realized and unrealized gain on investments	$(0.20)	1.29	(0.15)		1.10
Total from investment operations	$(0.21)	1.31	(0.15)		1.18
Net asset value, end of period	$11.13	11.37	11.10		11.25
Total Return(2)%	(2.11)	13.02	(1.33)		11.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$432,146	213,366	920,857		472,708
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.14	0.14	0.14		0.14
Gross expenses prior to expense reimbursement (4)(5)%	0.18	0.19	0.18		0.19
Net investment income (loss) after expense reimbursement(3)(4)%	(0.14)	0.62	0.08		2.67
Portfolio turnover rate %	41	23	35		30

	ING LifeStyle			ING LifeStyle Moderate
	Moderate Portfolio			Growth Portfolio

	Six Months		May 3,	Six Months	May 3,
	Ended		2004(1) to	Ended	2004(1) to
	June 30,		December 31,	June 30,	December 31,
	2005		2004	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.93		10.04	11.07	10.02
Income (loss) from investment operations:
Net investment income (loss)	$0.02	*	0.17	0.01 *	0.14
Net realized and unrealized gain on investments	$0.03		0.72	(0.05)	0.91
Total from investment operations	$0.05		0.89	(0.04)	1.05
Net asset value, end of period	$10.98		10.93	11.03	11.07
Total Return(2)%	0.46		8.86	(0.36)	10.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$375,354		210,753	827,036	452,111
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.14		0.14	0.14	0.14
Gross expenses prior to expense reimbursement (4)(5)%	0.18		0.19	0.18	0.19
Net investment income (loss) after expense reimbursement(3)(4)%	0.33		5.82	0.15	4.63
Portfolio turnover rate %	33		34	34	35

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.

(5)	Expense ratios do not include expenses of Underlying Funds.

*	Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**	Amount is less than $0.01.
See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited)

NOTE 1 — ORGANIZATION
Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2005 the Trust had fifty-one operational portfolios. The four Portfolios included in this report are: ING LifeStyle Aggressive Growth Portfolio (“Aggressive Growth”), ING LifeStyle Growth Portfolio (“Growth”), ING LifeStyle Moderate Portfolio (“Moderate”) and ING LifeStyle Moderate Growth Portfolio (“Moderate Growth”), (collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.
The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of Golden American. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING.
Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its underlying funds is based on the net asset value of the underlying funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. For the Portfolios, net investment income, if any, will be declared and paid annually. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

E.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
NOTE 3 — INVESTMENT MANAGEMENT FEES
The Portfolios entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”), a wholly-owned subsidiary of ING. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Aggressive Growth	0.14%
Growth	0.14%
Moderate	0.14%
Moderate Growth	0.14%
The Investment Manager has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. The Investment Manager retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Manager has accordingly established an Asset Allocation Committee to review Ibbotson Associates’ analyses and determine the asset allocation for each Portfolio.
NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales

Aggressive Growth	$350,106,213	$130,501,701
Growth	685,496,481	239,244,774
Moderate	254,998,304	94,620,717
Moderate Growth	581,478,228	211,938,230
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.
NOTE 6 — EXPENSE LIMITATIONS
For the following Portfolios, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Aggressive Growth	0.14%	(1)
Growth	0.14%	(1)
Moderate	0.14%	(1)
Moderate Growth	0.14%	(1)

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.
Each Portfolio will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)
fees are reflected on the accompanying Statements of Operations for each Portfolio.
Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.
As of June 30, 2005, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,	June 30,
	2007	2008	Total

Aggressive Growth	$767	$91,939	$92,706
Growth	1,840	207,024	208,864
Moderate	738	87,952	88,690
Moderate Growth	1,903	194,644	196,547
The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.
NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:

	Six Months
	Ended	May 3, 2004(1)
	June 30,	to December 31,
	2005	2004

LifeStyle Aggressive Growth (Number of Shares)
Shares sold	20,073,926	18,825,080
Shares redeemed	(16,075)	(61,583)

Net increase (decrease) in shares outstanding	20,057,851	18,763,497

LifeStyle Aggressive Growth ($)
Shares sold	$221,578,564	$192,765,933
Shares redeemed	(175,853)	(682,639)

Net increase (decrease)	$221,402,711	$192,083,294

	Six Months
	Ended	May 3, 2004(1)
	June 30,	to December 31,
	2005	2004

LifeStyle Growth (Number of Shares)
Shares sold	40,920,555	42,028,348
Shares redeemed	(266)	(395)

Net increase (decrease) in shares outstanding	40,920,289	42,027,953

LifeStyle Growth ($)
Shares sold	$448,827,747	$432,714,501
Shares redeemed	(2,920)	(3,970)

Net increase (decrease)	$448,824,827	$432,710,531

	Six Months
	Ended	May 3, 2004(1)
	June 30,	to December 31,
	2005	2004

LifeStyle Moderate (Number of Shares)
Shares sold	16,179,581	19,957,146
Shares redeemed	(1,277,922)	(680,240)

Net increase (decrease) in shares outstanding	14,901,659	19,276,906

LifeStyle Moderate ($)
Shares sold	$175,126,773	$205,022,067
Shares redeemed	(13,887,488)	(6,992,635)

Net increase (decrease)	$161,239,285	$198,029,432

	Six Months
	Ended	May 3, 2004(1)
	June 30,	to December 31,
	2005	2004

LifeStyle Moderate Growth (Number of Shares)
Shares sold	34,699,825	41,513,014
Shares redeemed	(562,950)	(661,683)

Net increase (decrease) in shares outstanding	34,136,875	40,851,331

LifeStyle Moderate Growth ($)
Shares sold	$377,807,956	$426,038,028
Shares redeemed	(6,063,554)	(6,550,724)

Net increase (decrease)	$371,744,402	$419,487,304

(1)	Commencement of operations.

NOTE 8 —	FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 8 — FEDERAL INCOME TAXES (continued)
transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.
There were no dividends or distributions to shareholders of the Portfolios during the six months ended June 30, 2005 and the year ended December 31, 2004.
The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Appreciation
	Income	Capital Gain	(Depreciation)

Aggressive Growth	$1,156,461	$18,637	$20,109,165
Growth	5,496,140	310,398	34,192,811
Moderate	4,512,692	243,913	7,967,731
Moderate Growth	8,877,306	438,198	23,310,474
NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS
ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.
Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.
Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.
For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.
Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.
NOTE 10 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2005, the Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net
	Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Aggressive Growth	$0.0090	$0.0208	$0.0005	July 6, 2005	June 30, 2005
Growth	$0.0366	$0.0296	$0.0038	July 6, 2005	June 30, 2005
Moderate	$0.0902	$0.0417	$0.0072	July 6, 2005	June 30, 2005
Moderate Growth	$0.0703	$0.0480	$0.0059	July 6, 2005	June 30, 2005

14

ING LifeStyle Portfolios
PORTFOLIO ASSET ALLOCATION
as of June 30, 2005 (Unaudited)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2005 (as a percent of net assets).

		ING LifeStyle	ING LifeStyle	ING LifeStyle	ING LifeStyle
		Aggressive Growth	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio

ING Alliance Mid Cap Growth Portfolio, Class S	%	2.0	3.0	—	—
ING JPMorgan Fleming International Portfolio, Class S	%	17.1	13.0	9.0	11.0
ING JPMorgan Value Opportunities Portfolio, Class S	%	3.0	3.0	3.0	3.0
ING Julius Baer Foreign Portfolio, Class S	%	14.1	12.0	7.0	10.0
ING Legg Mason Value Portfolio, Class S	%	5.0	3.0	3.0	3.0
ING Liquid Assets Portfolio, Class S	%	—	—	7.0	—
ING PIMCO Core Bond Portfolio, Class S	%	—	8.0	19.1	17.1
ING PIMCO High Yield Portfolio, Class S	%	—	2.0	3.0	3.0
ING Pioneer MidCap Value Portfolio, Class S	%	2.0	2.6	3.0	2.0
ING Salomon Brothers Aggressive Growth Portfolio, Class S	%	12.1	10.7	2.0	5.0
ING American Century Large Company Value Portfolio, Class S	%	—	—	4.0	2.0
ING T. Rowe Price Growth Equity Portfolio, Class S	%	5.0	3.0	—	3.0
ING Van Kampen Comstock Portfolio, Class S	%	7.0	5.0	3.0	4.0
ING Van Kampen Real Estate Portfolio, Class S	%	9.0	8.2	5.0	7.0
ING VP High Yield Bond Portfolio, Class S	%	—	7.0	2.0	2.0
ING VP Index Plus LargeCap Portfolio, Class S	%	11.0	10.0	9.0	10.0
ING VP Index Plus MidCap Portfolio, Class S	%	3.0	3.6	3.0	2.0
ING VP Index Plus SmallCap Portfolio, Class S	%	6.0	6.0	3.0	4.0
ING VP Intermediate Bond Portfolio, Class S	%	—	6.0	15.1	12.1
ING VP Small Company Portfolio, Class S	%	4.0	3.1	—	—
Other assets and liabilities	%	(0.3)	(4.2)	(0.2)	(0.2)

	%	100	100	100	100

Portfolio holdings are subject to change.

15

ING LifeStyle Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Shares		Value

INVESTMENT COMPANIES: 100.3%
524,530	ING Alliance Mid Cap Growth Portfolio, Class S	$8,665,229
6,184,252	ING JPMorgan Fleming International Portfolio, Class S	73,654,447
1,254,618	ING JPMorgan Value Opportunities Portfolio, Class S	12,997,843
4,988,208	ING Julius Baer Foreign Portfolio, Class S	60,656,603
2,206,016	ING Legg Mason Value Portfolio, Class S	21,663,073
814,401	ING Pioneer MidCap Value Portfolio, Class S	8,665,229
1,345,532	ING Salomon Brothers Aggressive Growth Portfolio, Class S	51,991,374
444,188	ING T. Rowe Price Growth Equity Portfolio, Class S	21,663,073
2,504,401	ING Van Kampen Comstock Portfolio, Class S	30,328,302
1,313,798	ING Van Kampen Real Estate Portfolio, Class S	38,993,531
3,244,300	ING VP Index Plus LargeCap Portfolio, Class S	47,658,760
698,058	ING VP Index Plus MidCap Portfolio, Class S	12,997,843
1,569,788	ING VP Index Plus SmallCap Portfolio, Class S	25,995,687
863,931	ING VP Small Company Portfolio, Class S	17,330,458

	Total Investment Companies (Cost $417,963,967)	433,261,452

Total Investments In Securities (Cost $417,963,967)*	100.3%	$433,261,452
Other Assets and Liabilities-Net	(0.3)	(1,115,876)

Net Assets	100.0%	$432,145,576

*	Cost for federal income tax purposes is $418,565,589. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,695,863
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$14,695,863

See Accompanying Notes to Financial Statements

16

ING LifeStyle Growth Portfolio
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Shares		Value

INVESTMENT COMPANIES: 104.2%
1,695,909	ING Alliance Mid Cap Growth Portfolio, Class S	$28,016,418
10,085,417	ING JPMorgan Fleming International Portfolio, Class S	120,117,319
2,671,614	ING JPMorgan Value Opportunities Portfolio, Class S	27,677,920
9,146,475	ING Julius Baer Foreign Portfolio, Class S	111,221,132
2,818,525	ING Legg Mason Value Portfolio, Class S	27,677,920
6,584,102	ING PIMCO Core Bond Portfolio, Class S	73,807,787
1,782,797	ING PIMCO High Yield Portfolio, Class S	18,451,947
2,206,699	ING Pioneer MidCap Value Portfolio, Class S	23,479,275
2,538,912	ING Salomon Brothers Aggressive Growth Portfolio, Class S	98,103,578
567,519	ING T. Rowe Price Growth Equity Portfolio, Class S	27,677,920
3,809,238	ING Van Kampen Comstock Portfolio, Class S	46,129,867
2,530,522	ING Van Kampen Real Estate Portfolio, Class S	75,105,886
6,069,719	ING VP High Yield Bond Portfolio, Class S	18,451,947
6,280,445	ING VP Index Plus LargeCap Portfolio, Class S	92,259,734
1,754,415	ING VP Index Plus MidCap Portfolio, Class S	32,667,208
3,342,744	ING VP Index Plus SmallCap Portfolio, Class S	55,355,840
4,118,738	ING VP Intermediate Bond Portfolio, Class S	55,355,840
1,397,759	ING VP Small Company Portfolio, Class S	28,039,045

	Total Investment Companies (Cost $927,749,330)	959,596,583

Total Investments In Securities (Cost $927,749,330)*	104.2%	$959,596,583
Other Assets and Liabilities-Net	(4.2)	(38,739,761)

Net Assets	100.0%	$920,856,822

*	Cost for federal income tax purposes is $928,851,441. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,790,638
Gross Unrealized Depreciation	(45,496)

Net Unrealized Appreciation	$30,745,142

See Accompanying Notes to Financial Statements

17

ING LifeStyle Moderate Portfolio
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Shares		Value

INVESTMENT COMPANIES: 100.2%
1,315,768	ING American Century Large Company Value Portfolio, Class S	15,039,230
2,841,165	ING JPMorgan Fleming International Portfolio, Class S	33,838,267
1,088,747	ING JPMorgan Value Opportunities Portfolio, Class S	11,279,423
2,164,363	ING Julius Baer Foreign Portfolio, Class S	26,318,652
1,148,618	ING Legg Mason Value Portfolio, Class S	11,279,423
26,318,652	ING Liquid Assets Portfolio, Class S	26,318,652
6,372,555	ING PIMCO Core Bond Portfolio, Class S	71,436,344
1,089,800	ING PIMCO High Yield Portfolio, Class S	11,279,423
1,060,096	ING Pioneer MidCap Value Portfolio, Class S	11,279,423
194,607	ING Salomon Brothers Aggressive Growth Portfolio, Class S	7,519,615
931,414	ING Van Kampen Comstock Portfolio, Class S	11,279,423
633,391	ING Van Kampen Real Estate Portfolio, Class S	18,799,038
2,473,558	ING VP High Yield Bond Portfolio, Class S	7,519,615
2,303,490	ING VP Index Plus LargeCap Portfolio, Class S	33,838,267
605,769	ING VP Index Plus MidCap Portfolio, Class S	11,279,422
681,125	ING VP Index Plus SmallCap Portfolio, Class S	11,279,422
4,196,213	ING VP Intermediate Bond Portfolio, Class S	56,397,112

	Total Investment Companies (Cost $366,886,852)	375,980,751

Total Investments In Securities (Cost $366,886,852)*	100.2%	$375,980,751
Other Assets and Liabilities-Net	(0.2)	(626,656)

Net Assets	100.0%	$375,354,095

*	Cost for federal income tax purposes is $367,023,391. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,957,360
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$8,957,360

18

ING LifeStyle Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Shares	Value

INVESTMENT COMPANIES: 100.2%
1,449,362	ING American Century Large Company Value Portfolio, Class S	16,566,204
7,650,220	ING JPMorgan Fleming International Portfolio, Class S	91,114,125
2,398,582	ING JPMorgan Value Opportunities Portfolio, Class S	24,849,307
6,811,762	ING Julius Baer Foreign Portfolio, Class S	82,831,023
2,530,479	ING Legg Mason Value Portfolio, Class S	24,849,307
12,561,350	ING PIMCO Core Bond Portfolio, Class S	140,812,738
2,400,899	ING PIMCO High Yield Portfolio, Class S	24,849,307
1,556,974	ING Pioneer MidCap Value Portfolio, Class S	16,566,205
1,071,830	ING Salomon Brothers Aggressive Growth Portfolio, Class S	41,415,511
509,520	ING T. Rowe Price Growth Equity Portfolio, Class S	24,849,307
2,735,955	ING Van Kampen Comstock Portfolio, Class S	33,132,409
1,953,562	ING Van Kampen Real Estate Portfolio, Class S	57,981,716
5,449,409	ING VP High Yield Bond Portfolio, Class S	16,566,204
5,638,599	ING VP Index Plus LargeCap Portfolio, Class S	82,831,023
889,699	ING VP Index Plus MidCap Portfolio, Class S	16,566,204
2,000,749	ING VP Index Plus SmallCap Portfolio, Class S	33,132,409
7,395,627	ING VP Intermediate Bond Portfolio, Class S	99,397,227

	Total Investment Companies (Cost $803,017,602)	828,310,226

Total Investments In Securities (Cost $803,017,602)*	100.2%	$828,310,226
Other Assets and Liabilities-Net	(0.2)	(1,274,466)

Net Assets	100.0%	$827,035,760

*	Cost for federal income tax purposes is $803,429,475. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,914,579
Gross Unrealized Depreciation	(33,828)

Net Unrealized Appreciation	$24,880,751

19

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Distributor
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Custodian
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ULS (0605-081505)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

By	/s/ Todd Modie

Todd Modie Senior Vice President and Chief Financial Officer

Date:	August 25, 2005